UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: May 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

May 31, 2020

Annual Report

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholders,

We are pleased to provide this annual report for 6 of our currency-hedged equity ETFs for the period ended May 31, 2020.

During the reporting period, developed and emerging economies alike shifted from a “sustaining growth” approach to ‘low-growth’ position, however equity markets across these regions avoided their lowest levels anchored by government stimulus. Through the initial phase of the review period, economies were focusing their efforts towards ensuring favorable employment rates, achieving target inflation levels and improving corporate earnings. Each of these factors saw varied levels of success to keep the overall expansion levels afloat. However, as the global pandemic and the accompanying business lockdown ensued, a slowdown took shape globally, causing enormous economic and human losses. Monetary backing from central banks and fiscal stimulus from governments were at the forefront, providing a base for the economies and businesses to recover and partially offset losses.

The U.S. GDP1 increment was marginal by the end of the review period, as lockdown measures culminated in the highest unemployment levels historically. A dire employment scenario led to a steeper spiraling down of consumer consumption than what businesses had anticipated. The direct impact was on the equity markets, which lost all the gains they had accumulated during the period. A relief fund to the tune of USD3.6 trillion was approved by the Treasury through the Coronavirus Aid, Relief and Economic Security (CARES) Act, while the Federal Reserve Board (FRB) brought the federal funds rate near zero levels to infuse liquidity into the economy. A volatile oil market saw oil become the first commodity in history to record negative prices. As a result, inflation levels waned towards the end of the review period.

The Eurozone, which was facing recessionary pressures even before the COVID-19 outbreak, contracted over the review period, drawing down major equity indices by a larger impact. With dwindling household consumption in Germany and France’s GDP impacted by constant strikes over the government’s pension reforms, the euro area’s power houses had already come under pressure. Serving as a virus hotspots, Italy and Spain inflicted the highest damage, further straining the region’s stability. The European Central Bank’s (ECB) efforts to contain the economic damage were not far behind the U.S., as it issued EUR1.35 trillion in the form of Pandemic Emergency Purchase Programme (PEPP). In addition, the regular asset purchase programme was reinitiated, while keeping interest rates at the zero level. The U.K.’s economy contracted as well, following the global trend, and yet again postponed Brexit2 negotiations.

In another first, the world’s fastest growing major economy, China, contracted, as the epicenter of the pandemic underwent a two-month shutdown. Industrial production detracted sharper than the services sector. Over a short positive stint, the first phase of U.S.-China negotiations was convened by the global giants, relaxing tensions prior to the COVID-19 outbreak. However, disrupted supply chains amid a travel ban globally revived growth sustainability concerns for all export-reliant economies, which include emerging economies. Elsewhere, the Japanese economy was formally declared to be in a technical recession3 as it underwent two consecutive quarters of negative growth.

A second wave of the pandemic and U.S.-China trade tensions are among the visible causes of concerns in the near future. Nevertheless, the availability of reasonable debt and synchronized efforts by economies globally to ensure liquidity are expected to ease recessionary concerns. Our team appreciates your trust and looks forward to continue serving your investment needs

1

through innovative index-driven strategies. In view of an appreciating U.S. dollar, our currency-hedged strategy plays a significant role in managing investments in international equities.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

2 Brexit is a combination of words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

3. A “technical recession” is when you have 2 negative quarters of GDP, but it is due mainly to slowing growth or an isolated event rather than a major underlying cause. Technical recessions are usually short in duration and mild in severity.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the DBAW Index). The DBAW Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the U.S.), while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2020, DBAW returned -0.78%, compared to the DBAW Index return of -0.37%.

Financials, Energy and Real Estate were the major negative contributors, while Health Care, Information Technology and Consumer Discretionary sectors contributed the most to performance. From a geographical perspective, United Kingdom, Brazil and India were the major negative contributors, while Japan and Switzerland contributed positively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the DBEM Index). The DBEM Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and the currencies of countries included in the underlying index. For the 12-month period ended May 31, 2020, DBEM returned -1.01%, compared to the DBEM Index return of -0.17%.

Financials, Energy and Materials were the major negative contributors, while Information Technology, Consumer Discretionary and Communication Services sectors contributed the most to performance. From a geographical perspective, majority of countries contributed negatively to performance during the period with the greatest negative contributions coming from Brazil, India and South Africa, while Taiwan and Hong Kong were among the positive contributors. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The Xtrackers MSCI Europe Hedged Equity ETF (DBEU) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the DBEU Index). The DBEU index is designed to provide exposure to equity securities in 15 developed European stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. For the 12-month period ended May 31, 2020, DBEU returned -2.16%, compared to the DBEU Index return of -1.96%.

Majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Financials, Energy and Communication Services. The Health Care, Information Technology and Utilities sectors contributed positively to performance. From a geographical perspective, United Kingdom, France and Spain were the major detractors, while Switzerland, Denmark and Sweden contributed positively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI U.S. Dollar Hedged Index (the DBEZ Index). The DBEZ Index is designed to provide exposure to equities in countries in the European Monetary Union, or the “Eurozone” that have adopted the euro as their common currency and sole legal tender, while at the same time mitigating exposure to the fluctuations between the value of the U.S. dollar and the euro. For the 12-month period ended May 31, 2020, DBEZ returned -2.80%, compared to the DBEZ Index return of -2.57%.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Financials, Industrials and Energy. The Health Care, Information Technology and Utilities sectors contributed positively to performance. Most countries contributed negatively with France, Spain and Italy being the most significant detractors. However, Netherlands, Finland and Ireland contributed positively to the performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the euro. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF (DBGR) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI German US Dollar Hedged Index (the DBGR Index). The DBGR Index is designed to provide exposure to Germany’s equity market, while at the same time mitigating exposure to fluctuations between the value of the US dollar and euro. For the 12-month period ended May 31, 2020, DBGR returned 1.15%, compared to the DBGR Index return of 1.40%.

The Health Care, Utilities and Information Technology sectors were the major positive contributors, while Consumer Discretionary and Materials sectors detracted most from the performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF (DBJP) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the DBJP Index). The DBJP Index is designed to track the performance of the Japanese equity market, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. For the 12-month period ended May 31, 2020, DBJP returned 7.88%, compared to the DBJP Index return of 8.32%.

Health Care, Information Technology and Consumer Discretionary were the major positive contributors, while Financials, Real Estate and Energy sectors detracted most from the performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the Japanese yen. The currency hedging strategy contributed positively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-17 of this report for additional performance information, including performance data based on market value. The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
One Year	-0.78%	-0.44%	-0.37%	-3.43%
Five Year	2.22%	2.13%	2.68%	0.79%
Since Inception[1]	4.11%	4.11%	4.57%	1.12%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
One Year	-0.78%	-0.44%	-0.37%	-3.43%
Five Year	11.58%	11.10%	14.14%	4.01%
Since Inception[1]	29.17%	29.18%	32.83%	7.34%

1 Total returns are calculated based on the commencement of operations, January 23, 2014 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.40%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 23, 2014.

Sector Diversification* as of May 31, 2020

Financials	18.0%
Consumer Discretionary	12.5%
Industrials	11.5%
Health Care	11.0%
Information Technology	10.6%
Consumer Staples	10.1%
Materials	7.5%
Communication Services	7.3%
Energy	5.0%
Utilities	3.6%
Real Estate	2.9%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (11.8% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	2.0%
Nestle SA (Switzerland)	1.6%
Tencent Holdings Ltd. (China)	1.5%
Roche Holding AG (Switzerland)	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.2%
Samsung Electronics Co. Ltd. (South Korea)	1.2%
Novartis AG (Switzerland)	1.0%
AstraZeneca PLC (United Kingdom)	0.7%
ASML Holding NV (Netherlands)	0.7%
Toyota Motor Corp. (Japan)	0.7%

Country Diversification* as of May 31, 2020

Japan	17.2%
China	10.3%
United Kingdom	8.7%
Switzerland	7.0%
France	6.8%
Canada	6.6%
Germany	5.9%
Australia	4.3%
Taiwan	3.4%
South Korea	3.2%
Hong Kong	3.1%
Netherlands	3.0%
India	2.3%
Other	18.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into and index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	-1.01%	0.15%	-0.17%	-4.39%
Five Year	1.07%	1.12%	2.26%	0.88%
Since Inception[1]	0.51%	0.59%	2.38%	0.09%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	-1.01%	0.15%	-0.17%	-4.39%
Five Year	5.46%	5.73%	11.82%	4.47%
Since Inception[1]	4.71%	5.42%	23.58%	0.84%

1 Total returns are calculated based on the commencement of operations, June 9, 2011 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 9, 2011.

Sector Diversification* as of May 31, 2020

Financials	19.8%
Consumer Discretionary	17.0%
Information Technology	16.4%
Communication Services	12.9%
Materials	7.0%
Consumer Staples	6.7%
Energy	6.2%
Industrials	4.9%
Health Care	4.0%
Real Estate	2.6%
Utilities	2.5%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (28.0% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	7.1%
Tencent Holdings Ltd. (China)	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.4%
Samsung Electronics Co. Ltd. (South Korea)	4.1%
China Construction Bank Corp. (China)	1.4%
Naspers Ltd. (South Africa)	1.3%
Meituan Dianping (China)	1.2%
Ping An Insurance Group Co. of China Ltd. (China)	1.1%
Reliance Industries Ltd. (India)	1.0%
China Mobile Ltd. (Hong Kong)	0.8%

Country Diversification* as of May 31, 2020

China	36.5%
Taiwan	12.0%
South Korea	11.5%
India	8.1%
Brazil	5.2%
Hong Kong	3.8%
South Africa	3.6%
Russia	3.5%
Saudi Arabia	2.8%
Thailand	2.4%
Other	10.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 44.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The X-trackers MSCI Europe Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	-2.16%	-1.87%	-1.96%	-4.41%
Five Year	2.90%	2.88%	3.22%	0.03%
Since Inception[1]	5.55%	5.58%	5.88%	1.24%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	-2.16%	-1.87%	-1.96%	-4.41%
Five Year	15.36%	15.25%	17.17%	0.13%
Since Inception[1]	43.32%	43.63%	46.36%	8.55%

1 Total returns are calculated based on the commencement of operations, October 1, 2013 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, October 1, 2013.

Sector Diversification* as of May 31, 2020

Health Care	17.2%
Consumer Staples	15.1%
Financials	14.6%
Industrials	13.2%
Consumer Discretionary	9.9%
Materials	7.4%
Information Technology	7.3%
Utilities	4.9%
Energy	4.8%
Communication Services	4.2%
Real Estate	1.4%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (20.0% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	4.0%
Roche Holding AG (Switzerland)	3.0%
Novartis AG (Switzerland)	2.3%
AstraZeneca PLC (United Kingdom)	1.7%
ASML Holding NV (Netherlands)	1.7%
SAP SE (Germany)	1.6%
Royal Dutch Shell PLC (Netherlands)	1.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.4%
Novo Nordisk A/S (Denmark)	1.4%
Sanofi (France)	1.4%

Country Diversification* as of May 31, 2020

United Kingdom	21.3%
Switzerland	17.2%
France	16.7%
Germany	14.4%
Netherlands	7.3%
Sweden	4.6%
Spain	3.9%
Denmark	3.8%
Italy	3.2%
Finland	2.0%
Other	5.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the  Fund’s investment portfolio see page 64.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EMU IMI US Dollar Hedged Index	MSCI EMU Index
One Year	-2.80%	-2.08%	-2.57%	-5.30%
Five Year	2.31%	2.29%	2.45%	0.68%
Since Inception[1]	5.11%	5.20%	5.27%	1.37%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EMU IMI US Dollar Hedged Index	MSCI EMU Index
One Year	-2.80%	-2.08%	-2.57%	-5.30%
Five Year	12.11%	11.98%	12.88%	3.45%
Since Inception[1]	31.39%	32.04%	32.53%	7.77%

1 Total returns are calculated based on the commencement of operations, December 10, 2014 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 10, 2014.

Sector Diversification* as of May 31, 2020

Industrials	14.4%
Consumer Discretionary	14.4%
Financials	13.5%
Information Technology	12.2%
Consumer Staples	9.7%
Health Care	9.6%
Utilities	7.1%
Materials	7.1%
Communication Services	5.2%
Energy	4.0%
Real Estate	2.8%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (21.7% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	3.1%
SAP SE (Germany)	3.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.6%
Sanofi (France)	2.5%
TOTAL SA (France)	2.1%
Siemens AG (Germany)	1.9%
Allianz SE (Germany)	1.7%
Unilever NV (United Kingdom)	1.7%
L’Oreal SA (France)	1.6%
Bayer AG (Germany)	1.5%

Country Diversification* as of May 31, 2020

France	31.0%
Germany	28.2%
Netherlands	11.7%
Spain	7.9%
Italy	7.1%
Finland	3.7%
Belgium	3.3%
United Kingdom	2.3%
Ireland	2.1%
Other	2.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the  Fund’s investment portfolio see page 72.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the German equity market while mitigating exposure to fluctuations between the value of the US dollar and the euro. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Germany US Dollar Hedged Index	MSCI Germany Index
One Year	1.15%	2.23%	1.40%	-1.54%
Five Year	1.48%	1.62%	1.82%	0.05%
Since Inception[1]	4.06%	4.13%	4.41%	0.92%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Germany US Dollar Hedged Index	MSCI Germany Index
One Year	1.15%	2.23%	1.40%	-1.54%
Five Year	7.61%	8.36%	9.43%	0.27%
Since Inception[1]	43.01%	43.92%	47.35%	8.60%

1 Total returns are calculated based on the commencement of operations, June 9, 2011 (“Inception”).

Prior to May 31, 2013, this Fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 9, 2011.

Sector Diversification* as of May 31, 2020

Consumer Discretionary	16.0%
Information Technology	15.8%
Financials	14.8%
Health Care	13.5%
Industrials	13.2%
Materials	8.0%
Communication Services	6.0%
Real Estate	5.2%
Utilities	4.3%
Consumer Staples	3.2%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (51.6% of Net Assets)

Description	% of Net Assets
SAP SE	11.2%
Siemens AG	7.1%
Allianz SE	6.4%
Bayer AG	5.6%
Deutsche Telekom AG	4.5%
adidas AG	4.3%
BASF SE	4.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.8%
Volkswagen AG	2.8%
Daimler AG	2.7%

* As a percent of total investments excluding exchange-traded funds, securities  lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the  Fund’s investment portfolio see page 81.

15

DBX ETF Trust

Performance Summary (Unaudited) (Continued)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the US dollar and Japanese yen. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	7.88%	8.66%	8.32%	6.98%
Five Year	0.80%	0.87%	1.36%	3.09%
Since Inception[1]	8.88%	8.84%	9.56%	5.70%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	7.88%	8.66%	8.32%	6.98%
Five Year	4.09%	4.42%	6.97%	16.46%
Since Inception[1]	114.68%	114.03%	127.14%	64.61%

1 Total returns are calculated based on the commencement of operations, June 9, 2011 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 9, 2011.

Sector Diversification* as of May 31, 2020

Industrials	20.4%
Consumer Discretionary	17.7%
Information Technology	12.2%
Health Care	12.1%
Financials	9.3%
Communication Services	9.1%
Consumer Staples	8.4%
Materials	4.8%
Real Estate	3.7%
Utilities	1.6%
Energy	0.7%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (19.3% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	3.9%
Sony Corp.	2.4%
Keyence Corp.	2.2%
SoftBank Group Corp.	2.0%
Takeda Pharmaceutical Co. Ltd.	1.8%
Daiichi Sankyo Co. Ltd.	1.5%
Mitsubishi UFJ Financial Group, Inc.	1.5%
KDDI Corp.	1.4%
Nintendo Co. Ltd.	1.3%
Recruit Holdings Co. Ltd.	1.3%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the  Fund’s investment portfolio see page 84.

17

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limted these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$906.50	0.40%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	0.40%	$2.02
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$938.60	0.65%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Xtrackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$882.30	0.46%	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	0.46%	$2.33
Xtrackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$856.60	0.46%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	0.46%	$2.33
Xtrackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$890.00	0.45%	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Xtrackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$940.20	0.46%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	0.46%	$2.33

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 96.1%
Argentina — 0.0%
Globant SA* (Cost $17,197)	181	$25,378

Australia — 4.2%
Afterpay Ltd.*	1,048	33,118
AGL Energy Ltd.	3,095	34,575
AMP Ltd.*	15,634	16,986
Ampol Ltd.	1,484	26,796
APA Group (a)	5,682	43,971
Aristocrat Leisure Ltd.	2,688	46,082
ASX Ltd.	996	58,541
Aurizon Holdings Ltd.	10,650	33,719
AusNet Services	9,095	10,639
Australia & New Zealand Banking Group Ltd.	14,354	171,165
BHP Group Ltd.	14,640	338,027
BHP Group PLC	10,520	205,433
BlueScope Steel Ltd.	2,849	20,946
Brambles Ltd.	8,014	62,178
Coca-Cola Amatil Ltd.	2,948	17,213
Cochlear Ltd.	298	38,338
Coles Group Ltd.	6,687	68,463
Commonwealth Bank of Australia	8,875	377,122
Computershare Ltd.	2,238	19,542
Crown Resorts Ltd.	2,004	12,810
CSL Ltd.	2,254	414,994
Dexus REIT	4,980	29,875
Evolution Mining Ltd.	7,946	32,308
Fortescue Metals Group Ltd. (b)	6,995	64,809
Goodman Group REIT	8,965	91,845
GPT Group REIT	9,236	24,564
Insurance Australia Group Ltd.	12,013	48,924
Lendlease Group (a)	2,917	25,140
Macquarie Group Ltd.	1,622	118,893
Magellan Financial Group Ltd.	611	23,764
Medibank Pvt Ltd.	13,038	24,768
Mirvac Group REIT	19,016	29,787
National Australia Bank Ltd.	16,028	190,273
Newcrest Mining Ltd.	4,334	88,340
Northern Star Resources Ltd.	3,656	36,066
Oil Search Ltd.	15,926	36,942
Orica Ltd.	1,847	21,151
Origin Energy Ltd.	9,011	35,377
Qantas Airways Ltd.	3,569	9,492
QBE Insurance Group Ltd.	6,965	40,993
Ramsay Health Care Ltd.	897	41,883
REA Group Ltd.	266	17,814
Santos Ltd.	8,962	32,019
Scentre Group REIT	26,667	39,638
SEEK Ltd.	1,626	21,817
Sonic Healthcare Ltd.	2,036	38,229
South32 Ltd.	24,709	31,457
Stockland REIT	11,935	28,400
Suncorp Group Ltd.	6,201	38,150
Sydney Airport (a)	5,460	21,290
Tabcorp Holdings Ltd.	10,292	22,090
Telstra Corp. Ltd.	20,380	44,013

	Number of Shares	Value
Australia (Continued)
TPG Telecom Ltd.	1,814	$10,278
Transurban Group (a)	13,166	125,406
Treasury Wine Estates Ltd.	3,772	24,287
Vicinity Centres REIT	6,728	7,220
Wesfarmers Ltd.	5,538	149,020
Westpac Banking Corp.	18,104	207,798
WiseTech Global Ltd. (b)	1,583	21,515
Woodside Petroleum Ltd.	4,610	69,660
Woolworths Group Ltd.	6,426	151,370

(Cost $4,923,308)		4,167,323

Austria — 0.1%
ANDRITZ AG*	404	15,131
Erste Group Bank AG*	1,490	32,691
OMV AG*	744	24,545
Raiffeisen Bank International AG	747	13,715
Verbund AG*	344	15,289
voestalpine AG	458	8,915

(Cost $158,350)		110,286

Belgium — 0.6%
Ageas SA/NV*	1,046	35,611
Anheuser-Busch InBev SA/NV	3,323	154,593
Colruyt SA	290	17,506
Elia Group SA/NV	233	27,313
Galapagos NV*	213	43,351
Groupe Bruxelles Lambert SA	409	33,016
KBC Group NV	1,154	60,297
Proximus SADP	765	15,960
Sofina SA	113	30,857
Solvay SA (b)	370	28,126
Telenet Group Holding NV	106	4,337
UCB SA	658	65,737
Umicore SA	935	41,350

(Cost $823,970)		558,054

Brazil — 1.1%
Ambev SA	23,396	54,716
Atacadao SA	1,728	5,987
B2W Cia Digital*	954	16,379
B3 SA — Brasil Bolsa Balcao	10,585	90,352
Banco Bradesco SA	6,568	21,909
Banco BTG Pactual SA	1,039	9,509
Banco do Brasil SA	4,076	23,556
Banco Santander Brasil SA	4,922	23,520
BB Seguridade Participacoes SA	3,822	18,106
BRF SA*	2,728	11,824
CCR SA	5,921	16,311
Cia Brasileira de Distribuicao	602	7,105
Cia de Saneamento Basico do Estado de Sao Paulo	1,860	18,934
Cia Siderurgica Nacional SA	2,953	5,711
Cosan SA*	1,941	23,952
CPFL Energia SA*	2,808	16,970
Energisa SA	1,284	11,429
Engie Brasil Energia SA	1,304	10,364
Equatorial Energia SA*	5,327	20,015

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Brazil (Continued)
Hapvida Participacoes e Investimentos SA, 144A	1,049	$10,784
Hypera SA	1,860	11,231
JBS SA	5,696	23,451
Klabin SA	2,672	9,869
Localiza Rent a Car SA	5,003	36,077
Lojas Renner SA	4,064	29,359
Magazine Luiza SA	3,621	43,665
Multiplan Empreendimentos Imobiliarios SA	1,318	5,110
Natura & Co. Holding SA	3,169	22,080
Notre Dame Intermedica Participacoes SA	2,392	27,926
Petrobras Distribuidora SA	3,362	13,634
Petroleo Brasileiro SA	18,496	72,233
Porto Seguro SA	2,119	18,783
Raia Drogasil SA	1,317	27,010
Rumo SA*	6,562	27,705
Sul America SA	3,150	26,475
Suzano SA*	2,344	16,630
TIM Participacoes SA	3,349	8,548
Ultrapar Participacoes SA	3,444	11,049
Vale SA	18,287	181,626
WEG SA	6,083	47,683

(Cost $1,044,027)		1,077,577

Canada — 6.4%
Agnico Eagle Mines Ltd.	1,190	76,135
Algonquin Power & Utilities Corp.	2,592	36,296
Alimentation Couche-Tard, Inc., Class B	4,318	135,168
AltaGas Ltd.	712	7,643
Atco Ltd., Class I	377	10,627
Aurora Cannabis, Inc.*(b)	2	28
B2Gold Corp.	5,088	28,048
Bank of Montreal	3,190	157,363
Bank of Nova Scotia	6,192	248,112
Barrick Gold Corp.	8,727	209,864
BCE, Inc.	729	30,302
BlackBerry Ltd.*	3,338	15,516
Brookfield Asset Management, Inc., Class A	6,778	212,814
CAE, Inc.	1,397	20,962
Cameco Corp.	1,698	18,449
Canadian Apartment Properties REIT	525	17,898
Canadian Imperial Bank of Commerce	2,156	138,253
Canadian National Railway Co.	3,675	316,560
Canadian Natural Resources Ltd.	5,974	109,123
Canadian Pacific Railway Ltd.	691	173,195
Canadian Tire Corp. Ltd., Class A (b)	241	20,588
Canadian Utilities Ltd., Class A	660	15,838
Canopy Growth Corp.*	981	17,250
CCL Industries, Inc., Class B	756	25,472
Cenovus Energy, Inc.	2,514	10,955
CGI, Inc.*	1,205	76,999
Constellation Software, Inc.	99	112,538
Dollarama, Inc.	1,566	53,093
Emera, Inc.	1,178	46,834
Empire Co. Ltd., Class A	856	19,372

	Number of Shares	Value
Canada (Continued)
Enbridge, Inc.	10,383	$337,692
Fairfax Financial Holdings Ltd.	130	36,112
First Quantum Minerals Ltd.	3,309	19,395
Fortis, Inc.	2,240	86,242
Franco-Nevada Corp.	953	133,767
George Weston Ltd.	374	27,017
Gildan Activewear, Inc.	1,128	15,648
Great-West Lifeco, Inc.	1,500	24,425
Hydro One Ltd., 144A	1,804	34,957
iA Financial Corp., Inc.	533	17,021
IGM Financial, Inc.	549	13,039
Imperial Oil Ltd. (b)	1,386	21,653
Intact Financial Corp.	699	66,730
Inter Pipeline Ltd.	1,778	16,284
Keyera Corp.	1,084	17,179
Kinross Gold Corp.*	6,908	44,904
Kirkland Lake Gold Ltd.	1,541	59,375
Loblaw Cos. Ltd.	972	48,118
Lundin Mining Corp.	3,317	15,274
Magna International, Inc.	1,586	66,880
Manulife Financial Corp.	9,551	118,620
Metro, Inc.	1,309	54,590
National Bank of Canada	1,586	69,068
Nutrien Ltd.	2,375	81,073
Onex Corp.	387	18,160
Open Text Corp.	1,239	51,473
Pan American Silver Corp.	1,028	30,231
Parkland Corp.	721	20,276
Pembina Pipeline Corp. (b)	3,259	81,425
Power Corp. of Canada	2,807	45,688
Quebecor, Inc., Class B	840	18,467
Restaurant Brands International, Inc.	1,531	83,641
Ritchie Bros Auctioneers, Inc.	541	23,414
Rogers Communications, Inc., Class B	1,857	77,822
Royal Bank of Canada	7,336	475,960
Saputo, Inc.	1,069	26,266
Shaw Communications, Inc., Class B	2,564	43,259
Shopify, Inc., Class A*	494	374,925
Sun Life Financial, Inc. (b)	3,009	103,218
Suncor Energy, Inc. (b)	7,026	120,787
TC Energy Corp.	4,641	209,154
Teck Resources Ltd., Class B	2,554	24,263
TELUS Corp.	2,027	35,127
Thomson Reuters Corp.	1,022	68,452
TMX Group Ltd.	277	27,765
Toronto-Dominion Bank	8,988	385,018
Wheaton Precious Metals Corp.	2,545	109,648
WSP Global, Inc.	477	30,785
Yamana Gold, Inc.	4,670	25,269

(Cost $6,405,223)		6,296,851

Chile — 0.2%
Antofagasta PLC	2,087	22,589
Banco de Chile	215,346	18,298
Banco de Credito e Inversiones SA	187	6,332
Banco Santander Chile	312,455	12,726
Cencosud SA	8,433	9,851

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Chile (Continued)
Empresa Nacional de Telecomunicaciones SA	868	$5,531
Empresas CMPC SA	8,312	16,927
Empresas COPEC SA	2,150	13,565
Enel Americas SA	190,503	27,728
Enel Chile SA	123,794	9,278
Falabella SA	2,985	6,955

(Cost $212,490)		149,780

China — 10.0%
360 Security Technology, Inc., Class A	3,700	9,227
51job, Inc., ADR*(b)	118	7,610
58.com, Inc., ADR*	537	25,781
AAC Technologies Holdings, Inc. (b)	1,620	8,318
Accelink Technologies Co. Ltd., Class A	2,700	10,346
Agile Group Holdings Ltd.	7,957	8,181
Agricultural Bank of China Ltd., Class A	19,900	9,480
Agricultural Bank of China Ltd., Class H	136,802	55,240
Aier Eye Hospital Group Co. Ltd., Class A	3,510	19,258
Air China Ltd., Class H	10,875	6,510
AK Medical Holdings Ltd., 144A	4,000	12,204
Alibaba Group Holding Ltd., ADR*	9,280	1,924,579
A-Living Services Co. Ltd., Class H, 144A (b)	4,750	25,431
Aluminum Corp. of China Ltd., Class H*	20,450	3,773
Anhui Conch Cement Co. Ltd., Class A	1,200	9,550
Anhui Conch Cement Co. Ltd., Class H	6,071	45,465
Anhui Gujing Distillery Co. Ltd., Class B	1,300	14,540
ANTA Sports Products Ltd.	5,343	47,630
Anxin Trust Co. Ltd., Class A*(c)	1,500	525
Autohome, Inc., ADR (b)	320	24,618
BAIC Motor Corp. Ltd., Class H, 144A	10,311	4,150
Baidu, Inc., ADR*	1,375	146,506
Bank of Beijing Co. Ltd., Class A	11,100	7,589
Bank of China Ltd., Class A	16,800	8,121
Bank of China Ltd., Class H*	412,558	150,621
Bank of Communications Co. Ltd., Class A	13,200	9,450
Bank of Communications Co. Ltd., Class H	59,882	36,308
Bank of Jiangsu Co. Ltd., Class A	10,000	8,294
Bank of Ningbo Co. Ltd., Class A	2,300	8,253
Bank of Shanghai Co. Ltd., Class A	5,590	6,344
Baozun, Inc., ADR*	184	4,874
BeiGene Ltd., ADR*(b)	164	27,149
Beijing Capital International Airport Co. Ltd., Class H	7,123	4,438
BEST, Inc., ADR*	2,662	13,789
BOE Technology Group Co. Ltd., Class A*	31,000	16,114
BYD Co. Ltd., Class A	2,100	16,891
BYD Co. Ltd., Class H (b)	3,102	17,408
BYD Electronic International Co. Ltd. (b)	3,177	6,082
CanSino Biologics, Inc., Class H, 144A*	200	4,680
CGN Power Co. Ltd., Class H, 144A	51,498	11,826
Changchun High & New Technology Industry Group, Inc., Class A*	200	18,662
China Aoyuan Group Ltd.*	5,569	5,906
China Cinda Asset Management Co. Ltd., Class H	59,929	11,056

	Number of Shares	Value
China (Continued)
China CITIC Bank Corp. Ltd., Class H	46,587	$20,254
China Communications Construction Co. Ltd., Class H	24,316	15,465
China Communications Services Corp. Ltd., Class H	15,597	10,322
China Conch Venture Holdings Ltd.	8,082	36,284
China Construction Bank Corp., Class H	479,300	376,564
China East Education Holdings Ltd., 144A	10,436	20,491
China Eastern Airlines Corp. Ltd., Class H*	6,242	2,110
China Everbright Bank Co. Ltd., Class A	14,000	7,473
China Everbright Bank Co. Ltd., Class H	14,787	5,990
China Evergrande Group (b)	8,711	18,250
China Feihe Ltd., 144A*	10,000	18,061
China Galaxy Securities Co. Ltd., Class H*	12,246	5,877
China Hongqiao Group Ltd.	8,230	3,620
China International Capital Corp. Ltd., Class H, 144A*(b)	5,058	8,183
China International Travel Service Corp. Ltd., Class A	800	11,346
China Lesso Group Holdings Ltd.	14,000	16,905
China Life Insurance Co. Ltd., Class A	700	2,511
China Life Insurance Co. Ltd., Class H	35,783	67,028
China Literature Ltd., 144A*	2,240	12,672
China Merchants Bank Co. Ltd., Class A	8,100	38,381
China Merchants Bank Co. Ltd., Class H	20,816	97,481
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,200	4,941
China Minsheng Banking Corp. Ltd., Class A	13,500	10,762
China Minsheng Banking Corp. Ltd., Class H	33,356	23,194
China Molybdenum Co. Ltd., Class H	16,711	5,131
China National Building Material Co. Ltd., Class H	15,008	16,844
China National Nuclear Power Co. Ltd., Class A	12,600	7,114
China Oilfield Services Ltd., Class H	12,051	10,478
China Pacific Insurance Group Co. Ltd., Class A	1,600	6,339
China Pacific Insurance Group Co. Ltd., Class H	13,157	36,153
China Petroleum & Chemical Corp., Class A	9,200	5,336
China Petroleum & Chemical Corp., Class H	118,834	55,036
China Railway Construction Corp. Ltd., Class H	10,726	9,589
China Railway Group Ltd., Class A	15,300	11,254
China Railway Group Ltd., Class H	20,256	11,054
China Shenhua Energy Co. Ltd., Class H	18,462	33,725
China Shipbuilding Industry Co. Ltd., Class A	8,500	4,835
China Southern Airlines Co. Ltd., Class H	8,335	3,419
China State Construction Engineering Corp. Ltd., Class A	9,600	6,725
China Telecom Corp. Ltd., Class H	71,007	23,542
China Tower Corp. Ltd., Class H, 144A	217,035	43,679

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
China (Continued)
China United Network Communications Ltd., Class A	9,100	$6,324
China Vanke Co. Ltd., Class A	2,400	8,642
China Vanke Co. Ltd., Class H	6,217	20,171
China Yangtze Power Co. Ltd., Class A	10,800	26,314
China Yuhua Education Corp. Ltd., 144A	12,000	11,704
CIFI Holdings Group Co. Ltd.	13,094	9,409
CITIC Securities Co. Ltd., Class A	3,100	9,672
CITIC Securities Co. Ltd., Class H	15,910	28,530
CNOOC Ltd.	89,461	99,600
Contemporary Amperex Technology Co. Ltd., Class A	619	12,621
COSCO SHIPPING Holdings Co. Ltd., Class A*	16,200	7,172
Country Garden Holdings Co. Ltd.	38,190	47,199
Country Garden Services Holdings Co. Ltd.*	6,808	31,882
CRRC Corp. Ltd., Class A	9,800	8,019
CRRC Corp. Ltd., Class H	24,010	11,213
CSPC Pharmaceutical Group Ltd.*	20,902	40,933
Dali Foods Group Co. Ltd., 144A	17,259	10,955
Daqin Railway Co. Ltd., Class A	10,400	9,937
Dongfeng Motor Group Co. Ltd., Class H	13,883	8,704
East Money Information Co. Ltd., Class A	9,600	19,166
ENN Energy Holdings Ltd.	4,411	51,442
Focus Media Information Technology Co. Ltd., Class A	3,200	2,215
Foshan Haitian Flavouring & Food Co. Ltd., Class A	600	9,659
Fosun International Ltd.	15,117	19,404
GCL System Integration Technology Co. Ltd., Class A*	12,400	4,430
GDS Holdings Ltd., ADR*(b)	344	19,608
Genscript Biotech Corp.*	4,043	8,867
Gigadevice Semiconductor Beijing, Inc., Class A	420	11,380
Great Wall Motor Co. Ltd., Class H*	21,547	13,648
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,300	10,371
Greentown Service Group Co. Ltd.	4,808	6,414
GSX Techedu, Inc., ADR*	378	11,854
Guangzhou Automobile Group Co. Ltd., Class H	14,124	11,607
Guotai Junan Securities Co. Ltd., Class A	8,400	18,442
Haidilao International Holding Ltd., 144A*	7,000	33,819
Haitian International Holdings Ltd.	4,920	10,384
Haitong Securities Co. Ltd., Class H	15,568	11,769
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,400	13,086
Hansoh Pharmaceutical Group Co. Ltd., 144A*	2,000	8,682
Henan Shuanghui Investment & Development Co. Ltd., Class A*	3,200	17,736
Hengan International Group Co. Ltd.	3,470	28,337
Hua Hong Semiconductor Ltd., 144A*(b)	2,953	5,493
Huatai Securities Co. Ltd., Class A	2,100	5,084
Huatai Securities Co. Ltd., Class H, 144A	7,057	11,052

	Number of Shares	Value
China (Continued)
Huaxia Bank Co. Ltd., Class A	9,400	$8,389
Huazhu Group Ltd., ADR (b)	661	22,355
HUYA, Inc., ADR*(b)	794	12,323
Industrial & Commercial Bank of China Ltd., Class A	14,000	10,043
Industrial & Commercial Bank of China Ltd., Class H	335,161	216,191
Industrial Bank Co. Ltd., Class A	5,000	11,278
Industrial Securities Co. Ltd., Class A	1,500	1,196
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	32,600	5,024
Inner Mongolia Yili Industrial Group Co. Ltd., Class A*	1,500	5,979
Innovent Biologics, Inc., 144A*	6,500	35,471
iQIYI, Inc., ADR*(b)	821	13,620
JD.com, Inc., ADR*	3,823	207,704
Jiangsu Expressway Co. Ltd., Class H	9,726	11,456
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,200	13,232
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	200	2,956
JOYY, Inc., ADR*	244	14,896
Kingdee International Software Group Co. Ltd.*	13,211	23,179
Kingsoft Corp. Ltd.*(b)	4,779	15,494
Koolearn Technology Holding Ltd., 144A*	3,000	12,133
Kweichow Moutai Co. Ltd., Class A	400	76,588
KWG Group Holdings Ltd.*	5,818	8,121
Legend Holdings Corp., Class H, 144A (b)	3,532	4,274
Lenovo Group Ltd.	35,135	19,083
Li Ning Co. Ltd.	12,847	43,091
Logan Property Holdings Co. Ltd.	9,750	14,515
Longfor Group Holdings Ltd., 144A	8,628	39,069
LONGi Green Energy Technology Co. Ltd., Class A	4,400	19,980
Luxshare Precision Industry Co. Ltd., Class A	961	5,992
Luzhou Laojiao Co. Ltd., Class A	800	9,561
Maanshan Iron & Steel Co. Ltd., Class A	26,500	9,728
Meituan Dianping, Class B*	17,551	332,159
Metallurgical Corp. of China Ltd., Class A	21,100	7,391
Momo, Inc., ADR	862	16,723
Muyuan Foodstuff Co. Ltd., Class A	1,300	21,891
NetEase, Inc., ADR	354	135,547
New China Life Insurance Co. Ltd., Class H	4,923	15,306
New Hope Liuhe Co. Ltd., Class A	4,800	18,844
New Oriental Education & Technology Group, Inc., ADR*	754	90,450
Ninestar Corp., Class A	2,648	10,202
NIO, Inc., ADR*(b)	3,269	13,011
OFILM Group Co. Ltd., Class A*	4,203	8,350
Orient Securities Co. Ltd., Class A	1,600	2,056
People’s Insurance Co. Group of China Ltd., Class H	33,693	10,128
PetroChina Co. Ltd., Class A	7,700	4,585
PetroChina Co. Ltd., Class H	99,313	34,080

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
China (Continued)
PICC Property & Casualty Co. Ltd., Class H	39,275	$33,998
Pinduoduo, Inc., ADR*	1,396	93,350
Ping An Bank Co. Ltd., Class A	3,800	6,921
Ping An Healthcare and Technology Co. Ltd., 144A*(b)	1,600	21,075
Ping An Insurance Group Co. of China Ltd., Class A	4,300	42,600
Ping An Insurance Group Co. of China Ltd., Class H	29,292	289,084
Poly Developments and Holdings Group Co. Ltd., Class A	3,400	6,841
Poly Property Development Co. Ltd., Class H*	1,400	15,803
Postal Savings Bank of China Co. Ltd., Class H, 144A	63,685	40,504
Power Construction Corp. of China Ltd., Class A	14,500	6,928
SAIC Motor Corp. Ltd., Class A	2,000	5,021
Sanan Optoelectronics Co. Ltd., Class A	4,700	15,317
Sany Heavy Industry Co. Ltd., Class A	9,100	23,370
Seazen Group Ltd.*	10,549	9,758
Semiconductor Manufacturing International Corp.*(b)	20,221	43,930
SF Holding Co. Ltd., Class A	2,300	14,688
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,093	15,907
Shanghai Electric Group Co. Ltd., Class H	14,557	4,019
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,305	10,489
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	2,775
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	13,773
Shenwan Hongyuan Group Co. Ltd., Class A*	11,900	7,203
Shenzhen Goodix Technology Co. Ltd., Class A	400	12,133
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A*	3,900	8,803
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	700	27,343
Shenzhou International Group Holdings Ltd.	3,846	45,721
Silergy Corp.	1,000	53,955
SINA Corp.*	393	12,305
Sino-Ocean Group Holding Ltd.	13,001	3,002
Sinopec Engineering Group Co. Ltd., Class H	7,834	3,285
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,218	3,996
Sinopharm Group Co. Ltd., Class H	6,046	14,866
Sinotruk Hong Kong Ltd.	3,686	8,949
SOHO China Ltd.*	10,116	3,406
Sunac China Holdings Ltd.	14,419	60,362
Sunny Optical Technology Group Co. Ltd.	3,265	43,132
TAL Education Group, ADR*	2,062	116,420
Tencent Holdings Ltd.	28,585	1,513,421

	Number of Shares	Value
China (Continued)
Tencent Music Entertainment Group, ADR*	2,544	$32,868
Tianma Microelectronics Co. Ltd., Class A	1,000	1,898
Tingyi Cayman Islands Holding Corp.	11,317	19,447
Tongcheng-Elong Holdings Ltd.*	9,600	17,215
Topsports International Holdings Ltd., 144A	16,213	23,008
TravelSky Technology Ltd., Class H	4,761	9,557
Trip.com Group Ltd., ADR*	2,357	62,625
Tsingtao Brewery Co. Ltd., Class H	1,980	13,704
Uni-President China Holdings Ltd.	11,236	11,625
Vipshop Holdings Ltd., ADR*	2,179	37,784
Wanhua Chemical Group Co. Ltd., Class A	2,400	15,629
Want Want China Holdings Ltd.	29,747	21,375
Weichai Power Co. Ltd., Class H	13,085	22,654
Wens Foodstuffs Group Co. Ltd., Class A	1,200	4,444
Wingtech Technology Co. Ltd., Class A*	200	2,740
Wuliangye Yibin Co. Ltd., Class A	1,600	33,222
WuXi AppTec Co. Ltd., Class A	1,200	17,906
WuXi AppTec Co. Ltd., Class H, 144A (b)	983	10,399
Wuxi Biologics Cayman, Inc., 144A*	4,366	68,603
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,170	12,769
Xiaomi Corp., Class B, 144A*	56,472	87,569
Xinyi Solar Holdings Ltd.	15,406	11,190
Yangzijiang Shipbuilding Holdings Ltd.	11,300	7,518
Yihai International Holding Ltd.*	2,266	20,244
Yum China Holdings, Inc.	1,890	87,583
Zai Lab Ltd., ADR*	284	21,130
Zhaojin Mining Industry Co. Ltd., Class H	8,500	10,395
Zhejiang Dahua Technology Co. Ltd., Class A	4,800	10,007
Zhejiang Expressway Co. Ltd., Class H	6,370	4,479
Zhenro Properties Group Ltd.*	18,000	11,448
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	4,400	15,525
Zhongsheng Group Holdings Ltd.	2,526	12,970
Zijin Mining Group Co. Ltd., Class H*	29,355	11,740
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (b)	18,400	15,073
ZTE Corp., Class A*	3,312	16,728
ZTE Corp., Class H*	3,812	9,639
ZTO Express Cayman, Inc., ADR	1,841	60,053

(Cost $8,793,557)		9,831,005

Colombia — 0.0%
Ecopetrol SA	23,874	12,737
Interconexion Electrica SA ESP	1,750	9,196

(Cost $18,862)		21,933

Cyprus — 0.0%
Polymetal International PLC (Cost $11,831)	1,093	21,963

Czech Republic — 0.0%
CEZ AS	1,090	21,380
Komercni banka AS*	512	10,961

(Cost $32,950)		32,341

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Denmark — 1.5%
A.P. Moller — Maersk A/S, Class A	16	$14,594
A.P. Moller — Maersk A/S, Class B	34	33,164
Ambu A/S, Class B	801	26,707
Carlsberg A/S, Class B	546	70,462
Chr Hansen Holding A/S	542	52,399
Coloplast A/S, Class B	612	102,529
Danske Bank A/S*	2,853	35,255
Demant A/S*	554	15,617
DSV PANALPINA A/S	1,094	115,344
Genmab A/S*	322	98,780
GN Store Nord A/S	628	33,826
H Lundbeck A/S	342	13,109
Novo Nordisk A/S, Class B	8,997	584,491
Novozymes A/S, Class B	1,111	60,620
Orsted A/S, 144A	911	106,740
Pandora A/S	290	14,411
Tryg A/S	547	15,298
Vestas Wind Systems A/S	903	91,952

(Cost $1,178,287)		1,485,298

Egypt — 0.0%
Commercial International Bank Egypt SAE	6,605	26,033
Eastern Co. SAE	4,376	3,435
ElSewedy Electric Co.	4,141	1,940

(Cost $34,987)		31,408

Finland — 0.8%
Elisa OYJ	719	44,998
Fortum OYJ	2,266	43,315
Kone OYJ, Class B	1,726	115,493
Metso OYJ	549	17,777
Neste OYJ (b)	2,040	82,247
Nokia OYJ	28,049	111,015
Nordea Bank Abp*	15,511	104,761
Orion OYJ, Class B	586	31,288
Sampo OYJ, Class A*(b)	2,170	77,371
Stora Enso OYJ, Class R*	2,737	33,496
UPM-Kymmene OYJ	2,595	74,809
Wartsila OYJ Abp	2,233	17,411

(Cost $844,247)		753,981

France — 6.6%
Accor SA*	1,045	29,406
Aeroports de Paris	56	5,822
Air Liquide SA	2,387	323,527
Airbus SE*	2,893	182,085
Alstom SA	1,153	48,431
Amundi SA, 144A*	318	23,633
Arkema SA	354	30,792
Atos SE*	448	33,727
AXA SA*	9,636	175,208
BioMerieux	193	27,658
BNP Paribas SA*	5,499	196,890
Bollore SA	3,385	9,642
Bouygues SA*	968	29,593
Bureau Veritas SA*	1,467	29,784
Capgemini SE	796	81,380
Carrefour SA	2,807	42,548

	Number of Shares	Value
France (Continued)
Cie de Saint-Gobain	2,802	$90,418
Cie Generale des Etablissements Michelin SCA*	805	81,192
CNP Assurances*	922	9,677
Covivio REIT (b)	296	17,299
Credit Agricole SA*	5,586	48,515
Danone SA*	3,119	213,136
Dassault Aviation SA*	13	11,068
Dassault Systemes SE	629	106,304
Edenred	1,193	49,767
Eiffage SA*	383	34,862
Electricite de France SA	1,960	17,310
Engie SA*	9,152	108,043
EssilorLuxottica SA*	1,407	180,783
Eurazeo SE*	203	9,870
Faurecia SE*	376	14,466
Gecina SA REIT	226	29,026
Getlink SE*	2,545	36,670
Hermes International	152	126,175
ICADE REIT	166	11,858
Iliad SA	125	21,979
Ingenico Group SA	303	41,774
Ipsen SA*	64	5,023
Kering SA	380	198,086
Klepierre SA REIT (b)	1,035	19,577
Legrand SA (b)	1,317	89,617
L’Oreal SA*	1,260	366,310
LVMH Moet Hennessy Louis Vuitton SE	1,375	572,370
Natixis SA*	4,697	10,391
Orange SA	10,011	120,517
Orpea	254	29,774
Pernod Ricard SA	1,048	162,983
Peugeot SA*	2,935	41,719
Publicis Groupe SA	1,011	28,640
Remy Cointreau SA	102	12,092
Renault SA	967	21,688
Safran SA*	1,626	154,972
Sanofi	5,743	558,005
Sartorius Stedim Biotech*	140	37,888
Schneider Electric SE	2,764	273,804
SCOR SE*	761	18,737
SEB SA	147	20,136
Societe Generale SA*	4,177	61,353
Sodexo SA	411	27,620
Suez SA (b)	1,777	20,140
Teleperformance*	272	64,342
Thales SA	523	39,931
TOTAL SA	12,191	455,034
Ubisoft Entertainment SA*	489	37,812
Unibail-Rodamco-Westfield REIT	276	14,614
Valeo SA*	1,211	29,776
Veolia Environnement SA (b)	2,656	58,037
Vinci SA	2,682	247,223
Vivendi SA	3,980	90,260
Wendel SE*	136	12,470
Worldline SA, 144A*	674	50,217

(Cost $6,889,084)		6,481,476

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Germany — 5.3%
adidas AG*	997	$262,514
Allianz SE	2,141	386,961
BASF SE*	4,739	255,898
Bayer AG	4,783	322,385
Bayerische Motoren Werke AG	1,565	91,378
Beiersdorf AG	488	51,061
Brenntag AG	767	40,365
Carl Zeiss Meditec AG*	206	21,061
Commerzbank AG*	2,922	11,356
Continental AG*	552	54,191
Covestro AG, 144A*	354	13,082
Daimler AG*	4,678	173,336
Delivery Hero SE, 144A*	779	74,522
Deutsche Bank AG* (d)	9,839	82,252
Deutsche Boerse AG	972	159,580
Deutsche Lufthansa AG*(b)	1,085	11,011
Deutsche Post AG*	4,974	154,489
Deutsche Telekom AG*	17,257	271,538
Deutsche Wohnen SE	1,864	83,221
E.ON SE	11,092	117,044
Evonik Industries AG	1,001	24,612
Fraport AG Frankfurt Airport Services Worldwide*(b)	230	11,392
Fresenius Medical Care AG & Co. KGaA*	1,084	90,969
Fresenius SE & Co. KGaA*	2,055	98,546
GEA Group AG	871	25,902
Hannover Rueck SE	287	46,067
HeidelbergCement AG*	677	33,540
Henkel AG & Co. KGaA*	514	41,109
HOCHTIEF AG	93	8,166
Infineon Technologies AG	6,273	131,301
KION Group AG*	387	21,565
Knorr-Bremse AG	237	25,040
LANXESS AG*	467	24,095
LEG Immobilien AG*	341	42,425
Merck KGaA	646	73,968
MTU Aero Engines AG*	204	32,813
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	734	166,703
Puma SE*	521	37,118
RWE AG*	3,161	104,529
SAP SE	4,970	626,174
Scout24 AG, 144A	532	40,600
Siemens AG	3,878	424,150
Siemens Healthineers AG, 144A	665	34,300
Symrise AG*	609	66,520
TeamViewer AG*	638	32,404
Telefonica Deutschland Holding AG	3,236	9,936
thyssenkrupp AG*(b)	2,115	14,227
Uniper SE	962	30,007
United Internet AG	391	16,007
Volkswagen AG*	161	25,450
Vonovia SE*	2,434	139,903
Wirecard AG (b)	592	62,140
Zalando SE, 144A*	826	55,784

(Cost $5,898,402)		5,254,707

	Number of Shares	Value
Greece — 0.0%
FF Group*(c)	197	$1,050
Hellenic Telecommunications Organization SA	1,360	19,112
JUMBO SA	669	12,119
OPAP SA	782	7,292

(Cost $39,291)		39,573

Hong Kong — 3.0%
AIA Group Ltd.	60,824	493,168
Alibaba Health Information Technology Ltd.*	14,938	34,996
Alibaba Pictures Group Ltd.*	56,769	6,884
ASM Pacific Technology Ltd.	1,169	10,632
Bank of East Asia Ltd.	5,962	10,753
Beijing Enterprises Water Group Ltd.*	32,433	12,259
BOC Hong Kong Holdings Ltd.	18,715	52,150
Brilliance China Automotive Holdings Ltd.	15,169	13,268
Budweiser Brewing Co. APAC Ltd., 144A	5,700	15,957
China Ding Yi Feng Holdings Ltd.*	7,780	4,125
China Everbright International Ltd.	18,662	9,582
China Everbright Ltd.	8,000	11,208
China Gas Holdings Ltd.	9,466	33,094
China Jinmao Holdings Group Ltd.	31,925	22,075
China Mengniu Dairy Co. Ltd.*	14,298	51,094
China Merchants Port Holdings Co. Ltd.	6,845	8,327
China Mobile Ltd.	30,011	209,456
China Overseas Land & Investment Ltd.	18,372	55,935
China Resources Beer Holdings Co. Ltd.	6,285	33,284
China Resources Cement Holdings Ltd.	11,672	14,651
China Resources Gas Group Ltd.	4,884	26,621
China Resources Land Ltd.	19,200	75,670
China Resources Power Holdings Co. Ltd.	8,490	9,836
China Taiping Insurance Holdings Co. Ltd.	9,224	13,685
China Traditional Chinese Medicine Holdings Co. Ltd.	39,418	16,679
China Unicom Hong Kong Ltd.*	27,042	15,664
CITIC Ltd.	30,670	29,121
CK Asset Holdings Ltd.	12,246	66,590
CK Hutchison Holdings Ltd.	13,595	83,133
CK Infrastructure Holdings Ltd.	3,415	17,050
CLP Holdings Ltd.	8,134	79,698
COSCO SHIPPING Ports Ltd.	8,735	4,361
Far East Horizon Ltd.	12,824	11,333
Galaxy Entertainment Group Ltd.	12,932	87,253
Geely Automobile Holdings Ltd.	25,189	34,445
Guangdong Investment Ltd.	15,674	30,857
Haier Electronics Group Co. Ltd.	9,353	26,063
Hang Lung Properties Ltd.	9,627	20,244
Hang Seng Bank Ltd.	3,813	57,996
Henderson Land Development Co. Ltd.	7,395	26,378
HK Electric Investments & HK Electric Investments Ltd. (a)	12,644	12,527
HKT Trust & HKT Ltd. (a)	18,549	26,370
Hong Kong & China Gas Co. Ltd.	50,303	84,622
Hong Kong Exchanges & Clearing Ltd.	6,132	213,748
Hongkong Land Holdings Ltd.	5,900	22,184
Hutchison China MediTech Ltd., ADR*	272	5,932

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Hong Kong (Continued)
Jardine Matheson Holdings Ltd.	1,021	$40,993
Jardine Strategic Holdings Ltd.	1,146	22,863
Kerry Properties Ltd.	4,014	9,476
Kunlun Energy Co. Ltd.	16,221	9,940
Link REIT	10,582	79,111
Melco Resorts & Entertainment Ltd., ADR	1,216	19,492
MTR Corp. Ltd.	7,298	34,977
New World Development Co. Ltd.	29,755	29,980
Nine Dragons Paper Holdings Ltd.	12,519	10,950
PCCW Ltd.	13,612	7,463
Power Assets Holdings Ltd.	6,817	37,948
Shenzhen International Holdings Ltd.	3,792	6,330
Shimao Property Holdings Ltd.	6,607	27,446
Sino Biopharmaceutical Ltd.	32,360	50,931
Sino Land Co. Ltd.	16,451	19,164
SJM Holdings Ltd.	12,719	14,128
SSY Group Ltd.	7,414	4,543
Sun Art Retail Group Ltd.	11,832	18,103
Sun Hung Kai Properties Ltd.	7,727	88,719
Swire Pacific Ltd., Class A	2,782	14,428
Swire Properties Ltd.	6,234	13,881
Techtronic Industries Co. Ltd.	8,679	74,681
WH Group Ltd., 144A	47,212	40,686
Wharf Holdings Ltd. (b)	9,000	16,046
Wharf Real Estate Investment Co. Ltd. (b)	6,085	23,393
Wheelock & Co. Ltd.	3,725	25,157
Yuexiu Property Co. Ltd.	27,696	4,966

(Cost $3,304,947)		2,946,753

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	1,547	9,746
OTP Bank Nyrt*	1,218	40,394
Richter Gedeon Nyrt	707	15,398

(Cost $64,751)		65,538

India — 2.2%
Adani Ports & Special Economic Zone Ltd.	2,391	10,239
Ambuja Cements Ltd.	2,048	5,188
Asian Paints Ltd.	1,212	26,977
Aurobindo Pharma Ltd.	1,595	15,728
Avenue Supermarts Ltd., 144A*	1,052	31,572
Axis Bank Ltd.	10,575	53,836
Bajaj Auto Ltd.	521	18,676
Bajaj Finance Ltd.	372	9,611
Berger Paints India Ltd.	2,698	17,546
Bharat Petroleum Corp. Ltd.	6,654	30,165
Bharti Airtel Ltd.*	13,257	96,882
Bharti Infratel Ltd.	2,785	8,469
Biocon Ltd.	3,398	15,939
Britannia Industries Ltd.	312	13,941
Cipla Ltd.	1,780	15,257
Coal India Ltd.	6,331	11,830
Dabur India Ltd.	2,705	16,686
Divi’s Laboratories Ltd.	378	11,948
Dr. Reddy’s Laboratories Ltd., ADR	564	30,140
Eicher Motors Ltd.	65	14,225
GAIL India Ltd.	7,774	9,494

	Number of Shares	Value
India (Continued)
Godrej Consumer Products Ltd.	2,049	$17,174
Grasim Industries Ltd.	1,418	11,049
HCL Technologies Ltd.	5,957	43,348
HDFC Asset Management Co. Ltd., 144A	494	16,492
HDFC Life Insurance Co. Ltd., 144A*	4,881	33,772
Hero MotoCorp Ltd.	557	17,390
Hindalco Industries Ltd.	5,786	10,625
Hindustan Unilever Ltd.	4,125	112,232
Housing Development Finance Corp. Ltd.	8,338	182,922
ICICI Bank Ltd.	23,637	103,765
ICICI Lombard General Insurance Co. Ltd., 144A	659	11,336
Indian Oil Corp. Ltd.	8,950	9,848
Indraprastha Gas Ltd.	2,574	16,070
Info Edge India Ltd.	291	10,328
Infosys Ltd., ADR	1,178	10,720
Infosys Ltd.	16,502	150,799
ITC Ltd.*	17,894	46,701
JSW Steel Ltd.	4,127	10,053
Jubilant Foodworks Ltd.	783	17,154
Larsen & Toubro Ltd.	2,431	29,971
Lupin Ltd.	1,453	16,714
Mahindra & Mahindra Ltd.	3,735	21,553
Marico Ltd.	2,701	12,281
Maruti Suzuki India Ltd.	591	43,853
Nestle India Ltd.	130	30,156
NTPC Ltd.	11,858	15,345
Oil & Natural Gas Corp. Ltd.	12,131	13,348
Page Industries Ltd.	15	3,743
Petronet LNG Ltd.	3,652	12,197
Pidilite Industries Ltd.	846	16,429
Power Grid Corp. of India Ltd.	9,465	19,721
Reliance Industries Ltd.	14,398	278,835
SBI Life Insurance Co. Ltd., 144A*	1,643	16,701
Shree Cement Ltd.	41	11,309
Siemens Ltd.	945	13,612
State Bank of India*	9,492	20,248
Sun Pharmaceutical Industries Ltd.	3,997	25,068
Tata Consultancy Services Ltd.	4,410	115,029
Tata Consumer Products Ltd.*	2,120	10,287
Tata Motors Ltd.*	7,221	8,308
Tech Mahindra Ltd.	915	6,419
Titan Co. Ltd.	1,500	17,655
Torrent Pharmaceuticals Ltd.	248	7,749
UltraTech Cement Ltd.	749	38,679
United Spirits Ltd.*	1,067	8,383
UPL Ltd.*	2,605	13,982
Vedanta Ltd.	9,028	11,008
Wipro Ltd.	5,503	15,487
Zee Entertainment Enterprises Ltd.	4,114	9,986

(Cost $2,641,781)		2,160,183

Indonesia — 0.4%
PT Astra International Tbk	95,289	31,111
PT Bank Central Asia Tbk	48,572	86,273
PT Bank Mandiri Persero Tbk	94,033	28,770
PT Bank Negara Indonesia Persero Tbk	34,620	9,075

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Indonesia (Continued)
PT Bank Rakyat Indonesia Persero Tbk	282,629	$57,067
PT Barito Pacific Tbk*	118,895	10,986
PT Charoen Pokphand Indonesia Tbk	38,504	15,220
PT Indofood CBP Sukses Makmur Tbk	12,656	7,060
PT Indofood Sukses Makmur Tbk	17,083	6,723
PT Kalbe Farma Tbk	106,184	10,284
PT Semen Indonesia Persero Tbk	19,237	12,904
PT Telekomunikasi Indonesia Persero Tbk	245,534	52,938
PT Unilever Indonesia Tbk	52,194	27,687
PT United Tractors Tbk	9,367	10,066

(Cost $417,837)		366,164

Ireland — 0.7%
AerCap Holdings NV*	676	21,794
CRH PLC	3,924	127,626
DCC PLC	511	42,485
Experian PLC	4,528	157,305
Flutter Entertainment PLC	401	51,323
Flutter Entertainment PLC (b)	322	40,881
James Hardie Industries PLC CDI	2,316	40,060
Kerry Group PLC, Class A	800	98,839
Kingspan Group PLC	770	47,481
Smurfit Kappa Group PLC	1,027	33,357

(Cost $570,305)		661,151

Isle of Man — 0.0%
GVC Holdings PLC (Cost $41,595)	3,125	30,597

Israel — 0.4%
Azrieli Group Ltd.	204	10,684
Bank Hapoalim BM	5,372	32,907
Bank Leumi Le-Israel BM	7,587	40,058
Check Point Software Technologies Ltd.*	585	64,157
CyberArk Software Ltd.*	182	18,888
Elbit Systems Ltd.	115	15,982
ICL Group Ltd.	3,196	11,040
Israel Discount Bank Ltd., Class A	6,827	21,600
Mizrahi Tefahot Bank Ltd.	653	12,760
Nice Ltd.*	350	63,142
Teva Pharmaceutical Industries Ltd., ADR*	5,139	64,392
Wix.com Ltd.*	219	48,690

(Cost $471,576)		404,300

Italy — 1.3%
Assicurazioni Generali SpA	5,278	73,148
Atlantia SpA*	2,393	38,769
Davide Campari-Milano SpA	2,786	22,576
DiaSorin SpA*	165	34,525
Enel SpA	41,834	320,468
Eni SpA	12,515	112,847
Ferrari NV	625	105,385
FinecoBank Banca Fineco SpA*	3,000	34,983
Infrastrutture Wireless Italiane SpA, 144A	2,069	21,049
Intesa Sanpaolo SpA*	73,428	126,534
Leonardo SpA*	2,082	12,942
Mediobanca Banca di Credito Finanziario SpA	3,458	22,402

	Number of Shares	Value
Italy (Continued)
Moncler SpA*	816	$30,299
Nexi SpA, 144A*	2,085	34,185
Poste Italiane SpA, 144A	3,014	26,411
Prysmian SpA	1,228	26,097
Recordati SpA	519	23,575
Snam SpA	10,782	50,077
Telecom Italia SpA*	41,726	15,378
Telecom Italia SpA-RSP	17,235	6,635
Terna Rete Elettrica Nazionale SpA	6,957	46,876
UniCredit SpA*	9,897	84,220

(Cost $1,471,904)		1,269,381

Japan — 16.7%
ABC-Mart, Inc.	200	12,147
Acom Co. Ltd.	1,700	6,920
Advantest Corp.	1,000	49,330
Aeon Co. Ltd.	3,500	77,354
Aeon Mall Co. Ltd.	500	7,024
AGC, Inc.	800	22,625
Air Water, Inc.	1,000	14,512
Aisin Seiki Co. Ltd.	800	25,184
Ajinomoto Co., Inc.	2,200	37,474
Alfresa Holdings Corp.	900	18,134
Amada Co. Ltd.	1,100	9,802
ANA Holdings, Inc.*(b)	600	14,460
Aozora Bank Ltd.	400	7,425
Asahi Group Holdings Ltd.	1,700	63,968
Asahi Intecc Co. Ltd.	1,000	30,599
Asahi Kasei Corp.	6,200	48,866
Astellas Pharma, Inc.	9,300	165,097
Bandai Namco Holdings, Inc.	900	50,039
Bank of Kyoto Ltd.	200	7,177
Benesse Holdings, Inc.	200	5,410
Bridgestone Corp.	2,800	92,870
Brother Industries Ltd.	919	17,290
Calbee, Inc.	300	8,665
Canon, Inc.	5,000	102,879
Casio Computer Co. Ltd.	700	12,313
Central Japan Railway Co.	700	119,658
Chiba Bank Ltd.	4,100	19,465
Chubu Electric Power Co., Inc.	3,600	48,436
Chugai Pharmaceutical Co. Ltd.	1,188	175,041
Chugoku Electric Power Co., Inc.	1,200	16,468
Coca-Cola Bottlers Japan Holdings, Inc.	600	11,906
Concordia Financial Group Ltd.	2,100	6,854
CyberAgent, Inc.	600	30,210
Dai Nippon Printing Co. Ltd.	1,000	22,709
Daicel Corp.	1,000	8,457
Daifuku Co. Ltd.	500	38,852
Dai-ichi Life Holdings, Inc.	5,300	68,950
Daiichi Sankyo Co. Ltd.	2,942	275,118
Daikin Industries Ltd.	1,313	192,972
Daito Trust Construction Co. Ltd.	300	31,670
Daiwa House Industry Co. Ltd.	2,871	71,199
Daiwa House REIT Investment Corp. REIT	11	27,172
Daiwa Securities Group, Inc.	4,700	19,468
Denso Corp.	2,100	80,440

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Japan (Continued)
Dentsu Group, Inc.	900	$24,076
Disco Corp.	100	22,310
East Japan Railway Co.	1,670	130,850
Eisai Co. Ltd.	1,200	93,890
Electric Power Development Co. Ltd.	700	13,196
FamilyMart Co. Ltd.	1,200	22,466
FANUC Corp.	1,025	182,627
Fast Retailing Co. Ltd.	300	168,381
Fuji Electric Co. Ltd.	600	16,017
FUJIFILM Holdings Corp.	1,700	78,517
Fujitsu Ltd.	1,000	102,926
Fukuoka Financial Group, Inc.	800	13,004
GLP J REIT	18	23,984
GMO Payment Gateway, Inc.	200	22,495
Hakuhodo DY Holdings, Inc.	1,200	14,899
Hamamatsu Photonics KK	600	27,150
Hankyu Hanshin Holdings, Inc.	1,100	40,595
Hikari Tsushin, Inc.	100	21,893
Hino Motors Ltd.	1,000	6,760
Hirose Electric Co. Ltd.	105	12,531
Hisamitsu Pharmaceutical Co., Inc.	300	15,105
Hitachi Construction Machinery Co. Ltd.	300	7,872
Hitachi Ltd.	4,941	158,293
Hitachi Metals Ltd.	2,048	23,586
Honda Motor Co. Ltd.	8,243	212,792
Hoshizaki Corp.	378	30,494
Hoya Corp.	1,978	185,429
Hulic Co. Ltd. (b)	1,300	13,139
Idemitsu Kosan Co. Ltd.	1,032	22,871
Iida Group Holdings Co. Ltd.	500	7,418
Inpex Corp.	3,700	25,762
Isetan Mitsukoshi Holdings Ltd.	1,400	9,360
Isuzu Motors Ltd.	3,000	28,082
ITOCHU Corp.	6,900	147,795
Itochu Techno-Solutions Corp.	400	13,501
Japan Airlines Co. Ltd.	500	9,815
Japan Airport Terminal Co. Ltd.	200	8,790
Japan Exchange Group, Inc.	2,600	55,860
Japan Post Bank Co. Ltd.	1,800	14,855
Japan Post Holdings Co. Ltd.	6,399	46,525
Japan Post Insurance Co. Ltd.	1,100	13,953
Japan Prime Realty Investment Corp. REIT	3	9,152
Japan Real Estate Investment Corp. REIT	7	38,166
Japan Retail Fund Investment Corp. REIT	13	17,141
Japan Tobacco, Inc.	5,388	106,791
JFE Holdings, Inc.	1,000	7,344
JGC Holdings Corp.	1,000	10,747
JSR Corp.	600	11,750
JXTG Holdings, Inc.	18,393	70,659
Kajima Corp.	2,500	28,328
Kakaku.com, Inc.	600	14,499
Kamigumi Co. Ltd.	500	9,759
Kansai Electric Power Co., Inc.	3,600	35,835
Kansai Paint Co. Ltd.	800	16,557
Kao Corp.	2,511	201,332
Kawasaki Heavy Industries Ltd.	600	9,491
KDDI Corp.	8,800	255,893

	Number of Shares	Value
Japan (Continued)
Keihan Holdings Co. Ltd.	600	$28,485
Keikyu Corp.	1,100	18,370
Keio Corp.	500	29,672
Keisei Electric Railway Co. Ltd.	500	16,389
Keyence Corp.	900	370,115
Kikkoman Corp.	700	35,180
Kintetsu Group Holdings Co. Ltd.	800	39,242
Kirin Holdings Co. Ltd.	4,200	85,971
Kobayashi Pharmaceutical Co. Ltd.	300	26,705
Koito Manufacturing Co. Ltd.	600	25,398
Komatsu Ltd.	4,600	92,985
Konami Holdings Corp.	400	14,039
Kose Corp.	200	25,017
Kubota Corp.	5,000	67,203
Kuraray Co. Ltd.	1,500	15,745
Kurita Water Industries Ltd.	400	11,079
Kyocera Corp.	1,584	85,644
Kyowa Kirin Co. Ltd.	1,000	27,094
Kyushu Electric Power Co., Inc.	1,700	14,124
Kyushu Railway Co.	700	19,829
Lasertec Corp.	400	32,825
Lawson, Inc.	300	16,579
LINE Corp.*	200	9,996
Lion Corp.	1,032	23,588
LIXIL Group Corp.	600	8,368
M3, Inc.	2,442	98,273
Makita Corp.	1,000	33,845
Marubeni Corp.	7,600	36,878
Marui Group Co. Ltd.	900	16,215
Maruichi Steel Tube Ltd.	200	5,117
Mazda Motor Corp.	2,900	18,528
McDonald’s Holdings Co. Japan Ltd.	300	15,940
Mebuki Financial Group, Inc.	3,944	8,923
Medipal Holdings Corp.	865	17,140
MEIJI Holdings Co. Ltd.	500	37,600
Mercari, Inc.*	400	11,906
MINEBEA MITSUMI, Inc.	1,600	28,055
MISUMI Group, Inc.	1,500	39,807
Mitsubishi Chemical Holdings Corp.	6,000	35,290
Mitsubishi Corp.	7,144	166,602
Mitsubishi Electric Corp.	9,800	128,901
Mitsubishi Estate Co. Ltd.	5,500	87,362
Mitsubishi Gas Chemical Co., Inc.	600	8,924
Mitsubishi Heavy Industries Ltd.	1,500	38,771
Mitsubishi Materials Corp.	500	11,373
Mitsubishi Motors Corp.	4,400	12,403
Mitsubishi UFJ Financial Group, Inc.	60,800	250,428
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	7,316
Mitsui & Co. Ltd.	8,100	122,839
Mitsui Chemicals, Inc.	800	16,616
Mitsui Fudosan Co. Ltd.	4,400	84,597
Miura Co. Ltd.	400	17,062
Mizuho Financial Group, Inc.	120,700	150,532
MonotaRO Co. Ltd.	600	21,781
MS&AD Insurance Group Holdings, Inc.	2,500	73,369
Murata Manufacturing Co. Ltd.	2,900	161,746
Nabtesco Corp.	700	21,712

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Japan (Continued)
Nagoya Railroad Co. Ltd.	800	$24,109
NEC Corp.	1,300	58,283
Nexon Co. Ltd.	2,660	55,398
NGK Insulators Ltd.	1,000	14,641
NGK Spark Plug Co. Ltd.	800	12,885
NH Foods Ltd.	500	18,452
Nidec Corp.	2,200	135,086
Nihon M&A Center, Inc.	700	28,105
Nikon Corp.	1,600	14,688
Nintendo Co. Ltd.	579	233,758
Nippon Building Fund, Inc. REIT	9	56,414
Nippon Express Co. Ltd.	300	15,411
Nippon Paint Holdings Co. Ltd.	700	48,746
Nippon Prologis REIT, Inc. REIT (b)	10	28,189
Nippon Shinyaku Co. Ltd.	200	17,210
Nippon Steel Corp.	4,310	39,669
Nippon Telegraph & Telephone Corp.	6,300	142,772
Nippon Yusen KK	800	11,520
Nissan Chemical Corp.	600	26,455
Nissan Motor Co. Ltd.	11,400	42,378
Nisshin Seifun Group, Inc.	850	13,233
Nissin Foods Holdings Co. Ltd.	415	34,633
Nitori Holdings Co. Ltd.	401	72,637
Nitto Denko Corp.	700	37,841
Nomura Holdings, Inc.	15,400	66,101
Nomura Real Estate Holdings, Inc.	600	11,094
Nomura Real Estate Master Fund, Inc. REIT	22	27,030
Nomura Research Institute Ltd.	1,656	43,732
NSK Ltd.	1,800	13,152
NTT Data Corp.	3,400	39,251
NTT DOCOMO, Inc.	5,742	157,147
Obayashi Corp.	3,100	28,659
Obic Co. Ltd.	300	51,963
Odakyu Electric Railway Co. Ltd.	1,500	37,401
Oji Holdings Corp.	4,822	24,189
Olympus Corp.	6,000	104,122
Omron Corp.	900	59,586
Ono Pharmaceutical Co. Ltd.	1,800	51,357
Oracle Corp.	200	23,330
Oriental Land Co. Ltd.	1,025	148,411
ORIX Corp.	6,700	88,778
Orix JREIT, Inc. REIT	12	17,336
Osaka Gas Co. Ltd.	2,308	46,077
Otsuka Corp.	508	24,494
Otsuka Holdings Co. Ltd.	2,183	98,457
Pan Pacific International Holdings Corp.	2,300	46,301
Panasonic Corp.	9,800	87,509
Park24 Co. Ltd.	400	7,756
PeptiDream, Inc.*	500	22,416
Persol Holdings Co. Ltd.	1,000	13,213
Pigeon Corp.	600	23,367
Pola Orbis Holdings, Inc.	400	7,774
Rakuten, Inc.	4,300	38,915
Recruit Holdings Co. Ltd.	6,700	230,488
Renesas Electronics Corp.*	4,300	22,288
Resona Holdings, Inc.	10,600	38,117

	Number of Shares	Value
Japan (Continued)
Ricoh Co. Ltd.	3,500	$25,833
Rinnai Corp.	100	8,410
Rohm Co. Ltd.	400	26,890
Ryohin Keikaku Co. Ltd.	1,150	17,371
Santen Pharmaceutical Co. Ltd.	2,100	38,750
SBI Holdings, Inc.	1,317	28,197
Secom Co. Ltd.	1,000	86,550
Sega Sammy Holdings, Inc.	700	9,113
Seibu Holdings, Inc.	400	5,222
Seiko Epson Corp.	1,500	16,885
Sekisui Chemical Co. Ltd.	1,800	25,119
Sekisui House Ltd.	3,500	66,612
Seven & i Holdings Co. Ltd.	3,887	132,889
Seven Bank Ltd.	3,600	10,248
SG Holdings Co. Ltd.	700	22,815
Sharp Corp.	900	9,739
Shimadzu Corp.	1,200	32,435
Shimano, Inc.	453	83,211
Shimizu Corp.	3,200	27,061
Shin-Etsu Chemical Co. Ltd.	1,855	217,072
Shinsei Bank Ltd.	1,856	23,664
Shionogi & Co. Ltd.	1,509	89,005
Shiseido Co. Ltd.	1,906	116,115
Shizuoka Bank Ltd.	1,800	11,450
Showa Denko KK	800	19,102
SMC Corp.	300	151,245
Softbank Corp.	8,800	111,464
SoftBank Group Corp.	7,700	344,999
Sohgo Security Services Co. Ltd.	400	19,658
Sompo Holdings, Inc.	1,700	60,405
Sony Corp.	6,200	395,186
Sony Financial Holdings, Inc.	900	21,664
Square Enix Holdings Co. Ltd.	400	19,398
Stanley Electric Co. Ltd.	800	19,428
Subaru Corp.	2,600	57,343
SUMCO Corp.	1,300	19,902
Sumitomo Chemical Co. Ltd.	7,500	23,228
Sumitomo Corp.	5,700	68,604
Sumitomo Dainippon Pharma Co. Ltd.	1,000	14,122
Sumitomo Electric Industries Ltd.	3,500	40,714
Sumitomo Heavy Industries Ltd.	400	9,124
Sumitomo Metal Mining Co. Ltd.	1,200	33,392
Sumitomo Mitsui Financial Group, Inc.	6,100	176,419
Sumitomo Mitsui Trust Holdings, Inc.	1,610	47,339
Sumitomo Realty & Development Co. Ltd.	1,539	42,590
Sumitomo Rubber Industries Ltd.	400	4,065
Sundrug Co. Ltd.	400	13,464
Suntory Beverage & Food Ltd.	700	28,560
Suzuken Co. Ltd.	400	14,521
Suzuki Motor Corp.	1,800	62,523
Sysmex Corp.	800	63,869
T&D Holdings, Inc.	1,500	13,533
Taiheiyo Cement Corp.	600	14,170
Taisei Corp.	900	31,211
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,342
Taiyo Nippon Sanso Corp.	500	8,401
Takeda Pharmaceutical Co. Ltd.	7,687	298,727

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Japan (Continued)
TDK Corp.	600	$56,081
Teijin Ltd.	600	9,814
Terumo Corp.	3,300	129,436
THK Co. Ltd.	700	18,174
Tobu Railway Co. Ltd.	1,192	42,222
Toho Co. Ltd.	500	18,360
Toho Gas Co. Ltd.	400	19,695
Tohoku Electric Power Co., Inc.	2,400	24,836
Tokio Marine Holdings, Inc.	3,234	139,982
Tokyo Century Corp.	200	8,688
Tokyo Electric Power Co. Holdings, Inc.*	7,200	24,235
Tokyo Electron Ltd.	798	159,089
Tokyo Gas Co. Ltd.	1,700	40,520
Tokyu Corp.	2,600	41,178
Tokyu Fudosan Holdings Corp.	3,300	16,707
Toppan Printing Co. Ltd.	1,500	25,634
Toray Industries, Inc.	6,400	31,091
Toshiba Corp.	1,851	50,529
Tosoh Corp.	1,500	20,835
TOTO Ltd.	640	25,340
Toyo Suisan Kaisha Ltd.	400	20,882
Toyoda Gosei Co. Ltd.	100	2,135
Toyota Industries Corp.	700	35,764
Toyota Motor Corp.	10,484	656,678
Toyota Tsusho Corp.	1,000	25,314
Trend Micro, Inc.	600	32,936
Tsuruha Holdings, Inc.	200	29,524
Unicharm Corp.	2,105	78,270
United Urban Investment Corp. REIT (b)	12	12,707
USS Co. Ltd.	1,100	19,155
Welcia Holdings Co. Ltd.	200	16,783
West Japan Railway Co.	800	51,563
Yakult Honsha Co. Ltd.	500	30,599
Yamada Denki Co. Ltd.	3,276	15,918
Yamaha Corp.	700	34,012
Yamaha Motor Co. Ltd.	1,300	18,745
Yamato Holdings Co. Ltd.	1,400	30,948
Yamazaki Baking Co. Ltd.	1,000	17,905
Yaskawa Electric Corp.	1,200	43,062
Yokogawa Electric Corp.	961	13,830
Yokohama Rubber Co. Ltd.	500	7,543
Z Holdings Corp.	13,000	53,039
ZOZO, Inc.	433	7,966

(Cost $15,393,920)		16,456,826

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $32,167)	1,008	32,006

Luxembourg — 0.1%
ArcelorMittal SA*	3,042	29,057
Aroundtown SA	4,606	25,268
Eurofins Scientific SE	55	37,108
Reinet Investments SCA	671	10,513
SES SA	783	5,784
Tenaris SA	2,316	14,376

(Cost $204,183)		122,106

	Number of Shares	Value
Macau — 0.1%
Sands China Ltd.	14,271	$55,508
Wynn Macau Ltd.	8,449	14,279

(Cost $85,537)		69,787

Malaysia — 0.5%
AMMB Holdings Bhd	6,287	4,584
Axiata Group Bhd	13,276	11,604
CIMB Group Holdings Bhd	23,413	20,303
Dialog Group Bhd	17,600	16,153
DiGi.Com Bhd	24,244	25,373
Fraser & Neave Holdings Bhd	800	5,988
Gamuda Bhd	13,475	12,088
Genting Bhd	17,700	16,285
Genting Plantations Bhd	1,000	2,323
HAP Seng Consolidated Bhd	2,069	3,564
Hartalega Holdings Bhd	7,400	21,345
Hong Leong Bank Bhd	5,982	18,713
Hong Leong Financial Group Bhd	1,753	5,403
IHH Healthcare Bhd	7,891	9,856
IOI Corp. Bhd	13,200	13,815
Kuala Lumpur Kepong Bhd	1,320	6,692
Malayan Banking Bhd	26,007	44,865
Maxis Bhd	15,300	18,582
MISC Bhd	6,700	12,791
Nestle Malaysia Bhd	300	9,592
Petronas Chemicals Group Bhd	10,857	15,733
Petronas Dagangan Bhd	1,500	8,101
Petronas Gas Bhd	2,841	12,416
PPB Group Bhd	2,740	10,941
Press Metal Aluminium Holdings Bhd	5,200	4,509
Public Bank Bhd	15,100	50,918
QL Resources Bhd	8,300	19,321
RHB Bank Bhd	6,800	7,461
Sime Darby Plantation Bhd	14,911	17,012
Telekom Malaysia Bhd	4,400	4,281
Tenaga Nasional Bhd	16,600	42,994
Top Glove Corp. Bhd	5,500	16,826
Westports Holdings Bhd	12,000	11,013

(Cost $550,641)		501,445

Mexico — 0.5%
America Movil SAB de CV, Series L	166,278	111,054
Arca Continental SAB de CV	1,935	8,631
Becle SAB de CV*	11,223	19,435
Cemex SAB de CV, Series CPO	71,786	16,996
Coca-Cola Femsa SAB de CV	2,468	10,773
Fibra Uno Administracion SA de CV REIT	33,142	25,274
Fomento Economico Mexicano SAB de CV	9,674	65,423
Gruma SAB de CV, Class B	1,049	10,411
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,882	12,424
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,012	10,431
Grupo Bimbo SAB de CV, Series A	7,709	12,053
Grupo Financiero Banorte SAB de CV, Class O	17,499	53,070
Grupo Mexico SAB de CV, Series B	15,916	34,079

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Mexico (Continued)
Grupo Televisa SAB, Series CPO*	11,737	$13,905
Kimberly-Clark de Mexico SAB de CV, Class A	6,625	10,283
Megacable Holdings SAB de CV, Series CPO	2,093	6,331
Wal-Mart de Mexico SAB de CV	26,375	65,835

(Cost $752,257)		486,408

Netherlands — 2.9%
ABN AMRO Bank NV, 144A	1,437	11,501
Adyen NV, 144A*	89	116,874
Aegon NV	6,911	18,450
Akzo Nobel NV	1,171	95,670
Altice Europe NV*	1,888	7,545
ASML Holding NV	2,115	687,775
EXOR NV	442	23,777
Heineken Holding NV	613	50,422
Heineken NV	1,306	119,573
ING Groep NV	18,342	118,213
Just Eat Takeaway.com NV, 144A*	564	61,079
Koninklijke Ahold Delhaize NV	5,731	145,110
Koninklijke DSM NV	937	119,666
Koninklijke KPN NV	15,589	38,139
Koninklijke Philips NV*	4,749	215,030
Koninklijke Vopak NV	374	20,472
NN Group NV	1,273	39,242
Prosus NV*	2,490	206,196
QIAGEN NV*	1,167	50,923
Randstad NV	471	19,727
Royal Dutch Shell PLC, Class A	19,928	309,903
Royal Dutch Shell PLC, Class B	17,991	272,404
Wolters Kluwer NV	1,332	105,985

(Cost $3,026,010)		2,853,676

New Zealand — 0.2%
a2 Milk Co. Ltd.*	3,355	39,570
Auckland International Airport Ltd.	4,782	19,295
Fisher & Paykel Healthcare Corp. Ltd.	2,746	51,103
Mercury NZ Ltd.	6,742	19,461
Meridian Energy Ltd.	6,453	19,027
Ryman Healthcare Ltd.	2,994	22,488
Spark New Zealand Ltd.	8,975	24,625

(Cost $146,290)		195,569

Norway — 0.4%
DNB ASA*	4,958	67,428
Equinor ASA	4,890	71,005
Gjensidige Forsikring ASA*	977	17,719
Mowi ASA	2,262	42,595
Norsk Hydro ASA*	6,886	17,483
Orkla ASA	4,199	37,728
Schibsted ASA, Class B*	546	13,087
Telenor ASA	3,677	55,756
Yara International ASA	907	31,034

(Cost $429,197)		353,835

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	998	7,834

	Number of Shares	Value
Peru (Continued)
Credicorp Ltd.	342	$47,135
Southern Copper Corp. (b)	387	14,048

(Cost $91,493)		69,017

Philippines — 0.2%
Altus San Nicolas Corp.*(c)	170	18
Ayala Corp.	1,520	22,446
Ayala Land, Inc.	63,800	40,332
BDO Unibank, Inc.	10,610	21,044
Globe Telecom, Inc.	155	7,024
International Container Terminal Services, Inc.	13,310	23,060
JG Summit Holdings, Inc.	28,750	27,716
Manila Electric Co.	920	5,143
Metropolitan Bank & Trust Co.	491	341
PLDT, Inc.	235	5,919
SM Investments Corp.*	1,225	22,143
SM Prime Holdings, Inc.*	53,100	31,627
Universal Robina Corp.	4,790	12,396

(Cost $250,337)		219,209

Poland — 0.2%
Bank Polska Kasa Opieki SA	1,995	26,142
CD Projekt SA*	324	32,618
Cyfrowy Polsat SA	981	6,388
Dino Polska SA, 144A*	306	13,930
Grupa Lotos SA	464	6,888
KGHM Polska Miedz SA*	641	13,788
LPP SA	3	5,131
Orange Polska SA*	3,303	5,369
Polski Koncern Naftowy ORLEN SA	1,475	24,550
Powszechna Kasa Oszczednosci Bank Polski SA	4,459	24,791
Powszechny Zaklad Ubezpieczen SA	3,045	22,653

(Cost $202,268)		182,248

Portugal — 0.1%
EDP—Energias de Portugal SA	11,768	55,165
Galp Energia SGPS SA	2,525	30,033
Jeronimo Martins SGPS SA*	1,147	19,582

(Cost $100,746)		104,780

Qatar — 0.2%
Barwa Real Estate Co.	8,950	7,129
Commercial Bank PSQC	8,970	9,103
Industries Qatar QSC	9,750	21,075
Masraf Al Rayan QSC	18,600	20,025
Mesaieed Petrochemical Holding Co.	20,910	11,509
Qatar Electricity & Water Co. QSC	1,690	6,925
Qatar Fuel QSC	1,750	7,690
Qatar International Islamic Bank QSC	4,987	10,629
Qatar Islamic Bank SAQ	5,600	23,686
Qatar National Bank QPSC	23,084	112,091

(Cost $217,988)		229,862

Romania — 0.0%
NEPI Rockcastle PLC
(Cost $26,361)	2,088	10,647

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Russia — 0.9%
Alrosa PJSC	13,206	$12,391
Gazprom PJSC	61,643	175,222
Inter RAO UES PJSC	172,920	12,154
LUKOIL PJSC	2,033	151,516
Magnit PJSC, GDR	770	8,778
Magnitogorsk Iron & Steel Works PJSC	10,753	6,182
MMC Norilsk Nickel PJSC	324	101,839
Mobile TeleSystems PJSC, ADR	2,491	22,145
Moscow Exchange MICEX-RTS PJSC	7,013	11,394
Novatek PJSC, GDR	463	66,996
Novolipetsk Steel PJSC	5,971	11,694
PhosAgro PJSC, GDR	544	7,507
Polyus PJSC	196	32,525
Rosneft Oil Co. PJSC	5,275	28,211
Sberbank of Russia PJSC	52,223	148,853
Severstal PAO	1,075	14,283
Surgutneftegas PJSC	36,607	20,614
Tatneft PJSC	7,582	57,343
VTB Bank PJSC	14,659,382	7,567
X5 Retail Group NV, GDR	551	16,363

(Cost $860,605)		913,577

Saudi Arabia — 0.8%
Advanced Petrochemical Co.	842	10,861
Al Rajhi Bank	6,434	96,270
Alinma Bank*	5,516	21,559
Almarai Co. JSC	788	10,291
Arab National Bank	2,846	14,973
Bank AlBilad	1,067	6,170
Bank Al-Jazira	5,918	17,678
Banque Saudi Fransi	3,056	24,206
Bupa Arabia for Cooperative Insurance Co.	297	8,935
Dar Al Arkan Real Estate Development Co.*	4,027	7,333
Etihad Etisalat Co.*	2,668	18,398
Jarir Marketing Co.	225	8,135
National Commercial Bank	7,286	72,550
Rabigh Refining & Petrochemical Co.*	1,926	6,922
Riyad Bank	6,641	28,997
Sahara International Petrochemical Co.	2,629	10,079
Samba Financial Group	5,453	34,205
Saudi Arabian Fertilizer Co.	1,668	33,529
Saudi Arabian Mining Co.*	2,313	20,661
Saudi Arabian Oil Co., 144A	5,947	52,250
Saudi Basic Industries Corp.	4,460	98,557
Saudi British Bank	2,869	17,492
Saudi Cement Co.	623	7,630
Saudi Electricity Co.*	2,882	12,967
Saudi Kayan Petrochemical Co.*	5,149	11,378
Saudi Telecom Co.	2,972	79,127
Savola Group	735	8,023
Yanbu National Petrochemical Co.	1,255	16,673

(Cost $918,377)		755,849

Singapore — 0.7%
Ascendas Real Estate Investment Trust REIT	14,752	32,682
BOC Aviation Ltd., 144A	771	4,237

	Number of Shares	Value
Singapore (Continued)
CapitaLand Commercial Trust REIT	13,907	$17,226
CapitaLand Ltd.*	11,657	23,845
CapitaLand Mall Trust REIT	13,709	19,698
City Developments Ltd.	2,100	11,430
DBS Group Holdings Ltd.	8,900	122,652
Genting Singapore Ltd.	36,200	20,114
Keppel Corp. Ltd.	7,200	30,119
Mapletree Commercial Trust REIT	16,100	22,792
Oversea-Chinese Banking Corp. Ltd.	16,270	98,463
Singapore Airlines Ltd. (b)	7,250	19,603
Singapore Exchange Ltd.	3,593	21,058
Singapore Technologies Engineering Ltd.	7,930	17,905
Singapore Telecommunications Ltd.	40,100	70,675
Suntec Real Estate Investment Trust REIT	9,028	9,394
United Overseas Bank Ltd.	6,322	87,259
UOL Group Ltd.*	2,200	10,651
Venture Corp. Ltd.	1,500	16,244
Wilmar International Ltd.	14,637	41,234

(Cost $852,307)		697,281

South Africa — 0.9%
Absa Group Ltd.	1,142	5,283
Anglo American Platinum Ltd.	301	19,034
AngloGold Ashanti Ltd.	2,073	50,136
Aspen Pharmacare Holdings Ltd.*	1,317	10,481
Bid Corp. Ltd.	1,518	21,301
Bidvest Group Ltd.	1,653	14,301
Capitec Bank Holdings Ltd.	242	11,661
Clicks Group Ltd.	1,163	15,423
Discovery Ltd. (b)	2,255	12,623
FirstRand Ltd.	22,954	52,481
Gold Fields Ltd.	4,861	37,970
Growthpoint Properties Ltd. REIT	13,996	9,952
Impala Platinum Holdings Ltd.	3,903	26,035
Kumba Iron Ore Ltd.	337	9,107
Mr Price Group Ltd.	1,099	8,140
MTN Group Ltd.	8,207	25,203
MultiChoice Group*	2,209	10,888
Naspers Ltd., Class N	2,232	354,573
Nedbank Group Ltd.	2,015	11,340
Northam Platinum Ltd.*	1,743	10,886
Old Mutual Ltd.	26,893	17,206
Remgro Ltd.	2,605	20,624
RMB Holdings Ltd.	4,734	14,284
Sanlam Ltd.	9,251	29,816
Shoprite Holdings Ltd.	2,586	15,245
Sibanye Stillwater Ltd.*	11,084	20,441
SPAR Group Ltd.	774	7,725
Standard Bank Group Ltd.	8,950	51,812
Vodacom Group Ltd.	2,870	20,640
Woolworths Holdings Ltd.	4,793	7,897

(Cost $1,237,313)		922,508

South Korea — 2.9%
Amorepacific Corp.	89	11,714
BGF retail Co. Ltd.	34	4,585
Celltrion Healthcare Co. Ltd.*	346	25,368

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
South Korea (Continued)
Celltrion Pharm, Inc.*	210	$15,549
Celltrion, Inc.*	438	75,508
Cheil Worldwide, Inc.	320	4,289
CJ CheilJedang Corp.	28	6,715
CJ Logistics Corp.*	156	20,280
Coway Co. Ltd.	184	9,895
Daelim Industrial Co. Ltd.	137	10,210
DB Insurance Co. Ltd.	302	10,583
Douzone Bizon Co. Ltd.	206	19,960
E-MART, Inc.	89	8,157
Fila Holdings Corp.	235	7,296
GS Engineering & Construction Corp.	342	7,884
GS Retail Co. Ltd.	176	6,054
Hana Financial Group, Inc.	1,448	34,784
Hanmi Pharm. Co. Ltd.	18	3,445
Hanon Systems	837	6,583
Hanwha Solutions Corp.	647	8,437
HLB, Inc.*	147	13,401
Hotel Shilla Co. Ltd.	152	9,721
Hyundai Engineering & Construction Co. Ltd.	901	24,881
Hyundai Glovis Co. Ltd.	90	8,212
Hyundai Heavy Industries Holdings Co. Ltd.	3	655
Hyundai Mobis Co. Ltd.	324	51,800
Hyundai Motor Co.	725	57,370
Kakao Corp.	322	68,511
Kangwon Land, Inc.	553	10,806
KB Financial Group, Inc.	1,982	54,413
Kia Motors Corp.	1,317	36,422
KMW Co. Ltd.*	317	14,923
Korea Electric Power Corp.*	1,204	20,999
Korea Investment Holdings Co. Ltd.	206	8,766
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	196	14,370
Korea Zinc Co. Ltd.	32	9,767
KT&G Corp.	589	39,902
Kumho Petrochemical Co. Ltd.	50	2,862
LG Chem Ltd.	230	72,522
LG Corp.	492	25,068
LG Electronics, Inc.	498	23,845
LG Household & Health Care Ltd.	53	58,630
LG Innotek Co. Ltd.	88	10,481
LG Uplus Corp.	2,219	23,562
Lotte Chemical Corp.	94	14,270
Mirae Asset Daewoo Co. Ltd.	1,783	8,883
NAVER Corp.	713	130,113
NCSoft Corp.	88	56,135
Orion Corp.	120	12,790
Ottogi Corp.	8	3,559
Pearl Abyss Corp.*	18	2,972
POSCO	393	57,437
POSCO Chemical Co. Ltd.	133	5,960
S-1 Corp.	77	5,795
Samsung Biologics Co. Ltd., 144A*	88	44,197
Samsung C&T Corp.	591	47,291
Samsung Card Co. Ltd.	213	5,082

	Number of Shares	Value
South Korea (Continued)
Samsung Electro-Mechanics Co. Ltd.	308	$31,087
Samsung Electronics Co. Ltd.	23,966	981,127
Samsung Fire & Marine Insurance Co. Ltd.	149	21,957
Samsung Life Insurance Co. Ltd.	218	8,044
Samsung SDI Co. Ltd.	290	84,065
Samsung SDS Co. Ltd.	164	25,227
Samsung Securities Co. Ltd.	383	8,644
Shinhan Financial Group Co. Ltd.	2,258	54,971
Shinsegae, Inc.	19	3,759
SK Holdings Co. Ltd.	241	46,509
SK Hynix, Inc.	2,824	185,842
SK Innovation Co. Ltd.	272	26,026
SK Telecom Co. Ltd.	77	13,430
S-Oil Corp.	231	13,187
Woori Financial Group, Inc.	2,704	19,934
Yuhan Corp.	195	8,172

(Cost $2,396,910)		2,885,650

Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	1,060	27,004
Aena SME SA, 144A*	324	46,108
Amadeus IT Group SA	1,949	101,554
Banco Bilbao Vizcaya Argentaria SA	32,549	100,914
Banco Santander SA	80,347	181,723
Banco Santander SA	3,060	6,537
Bankinter SA	3,337	14,117
CaixaBank SA	17,581	32,777
Cellnex Telecom SA, 144A*	1,353	76,477
Enagas SA	1,108	24,857
Endesa SA	1,574	37,303
Ferrovial SA*	33	894
Ferrovial SA	2,413	65,410
Grifols SA (b)	1,532	47,821
Iberdrola SA	30,163	324,378
Industria de Diseno Textil SA	5,612	156,052
Mapfre SA	3,817	6,707
Naturgy Energy Group SA	1,580	29,281
Red Electrica Corp. SA	2,050	36,046
Repsol SA	7,421	68,949
Siemens Gamesa Renewable Energy SA*	1,190	19,993
Telefonica SA	23,152	108,993

(Cost $2,196,924)		1,513,895

Sweden — 1.8%
Alfa Laval AB*	2,055	41,416
Assa Abloy AB, Class B	4,885	98,866
Atlas Copco AB, Class A	3,285	128,715
Atlas Copco AB, Class B	2,000	70,512
Boliden AB	1,449	31,402
Electrolux AB, Series B	1,265	20,695
Epiroc AB, Class A	3,189	35,384
Epiroc AB, Class B	2,337	26,017
Essity AB, Class B*	3,142	103,638
Evolution Gaming Group AB, 144A*	628	37,043
Hennes & Mauritz AB, Class B	4,066	61,340
Hexagon AB, Class B*	1,519	83,377
Husqvarna AB, Class B	2,076	15,260

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Sweden (Continued)
ICA Gruppen AB (b)	374	$17,556
Industrivarden AB, Class C*	838	18,623
Investment AB Latour, Class B	731	13,103
Investor AB, Class B	2,214	117,719
Kinnevik AB, Class B	1,144	28,774
L E Lundbergforetagen AB, Class B*	389	19,288
Lundin Energy AB	937	22,573
Nibe Industrier AB, Class B*	1,542	34,203
Sandvik AB*	5,583	92,373
Securitas AB, Class B*	1,546	20,476
Skandinaviska Enskilda Banken AB, Class A*	7,889	68,420
Skanska AB, Class B*	1,704	34,017
SKF AB, Class B	1,834	33,634
Svenska Cellulosa AB SCA, Class B*	2,995	37,348
Svenska Handelsbanken AB, Class A*	7,227	68,369
Swedbank AB, Class A*	4,446	55,678
Swedish Match AB	935	64,857
Tele2 AB, Class B	2,515	33,444
Telefonaktiebolaget LM Ericsson, Class B	15,440	140,332
Telia Co. AB	11,049	37,852
Volvo AB, Class B*	7,307	103,333

(Cost $1,863,964)		1,815,637

Switzerland — 6.8%
ABB Ltd.	9,061	177,960
Adecco Group AG	658	31,210
Alcon, Inc.*	2,434	156,598
Baloise Holding AG	233	33,092
Barry Callebaut AG	20	40,175
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	83,281
Cie Financiere Richemont SA	2,479	144,028
Clariant AG*	1,111	20,348
Coca-Cola HBC AG*	782	19,682
Credit Suisse Group AG	11,929	108,748
EMS-Chemie Holding AG	42	31,026
Geberit AG	177	85,997
Givaudan SA	45	161,276
Glencore PLC*	49,124	90,893
Julius Baer Group Ltd.	1,131	48,095
Kuehne + Nagel International AG*	285	41,011
LafargeHolcim Ltd.*	2,572	106,271
Logitech International SA	812	47,852
Lonza Group AG	382	187,267
Nestle SA	14,716	1,589,108
Novartis AG	10,855	937,087
Pargesa Holding SA	228	17,187
Partners Group Holding AG	87	71,858
Roche Holding AG	3,523	1,218,655
Schindler Holding AG	92	21,273
Schindler Holding AG Participation Certificates	212	49,176
SGS SA	31	72,681
Sika AG	655	112,027
Sonova Holding AG	261	57,123
STMicroelectronics NV	3,817	93,597

	Number of Shares	Value
Switzerland (Continued)
Straumann Holding AG	51	$41,254
Swatch Group AG — Bearer	117	23,344
Swatch Group AG — Registered	258	10,016
Swiss Life Holding AG	143	50,164
Swiss Prime Site AG	462	42,943
Swiss Re AG	1,376	93,164
Swisscom AG	138	71,712
Temenos AG	320	48,808
UBS Group AG	18,022	192,999
Vifor Pharma AG	216	32,811
Zurich Insurance Group AG	744	239,414

(Cost $6,122,447)		6,701,211

Taiwan — 3.3%
Accton Technology Corp.	3,780	30,404
Acer, Inc.	17,300	9,421
Advantech Co. Ltd.	1,525	15,085
Airtac International Group	1,178	20,205
ASE Technology Holding Co. Ltd.	16,148	33,237
Asia Cement Corp.	10,572	15,334
Asustek Computer, Inc.	3,170	22,224
AU Optronics Corp.	46,038	11,623
Catcher Technology Co. Ltd.	3,107	22,559
Cathay Financial Holding Co. Ltd.	38,652	51,557
Chailease Holding Co. Ltd.	5,065	19,653
Chang Hwa Commercial Bank Ltd.	48,284	30,233
Cheng Shin Rubber Industry Co. Ltd.	9,594	10,481
Chicony Electronics Co. Ltd.	2,237	6,407
China Development Financial Holding Corp.	86,713	26,252
China Life Insurance Co. Ltd.*	8,087	5,589
China Steel Corp.	60,999	40,226
Chunghwa Telecom Co. Ltd.	19,017	69,988
Compal Electronics, Inc.	22,036	14,018
CTBC Financial Holding Co. Ltd.	93,398	62,058
Delta Electronics, Inc.	9,932	45,649
E.Sun Financial Holding Co. Ltd.	56,061	49,759
Eclat Textile Co. Ltd.	1,246	12,823
Eva Airways Corp.	10,317	3,780
Far Eastern New Century Corp.	15,056	13,489
Far EasTone Telecommunications Co. Ltd.	9,250	19,933
Feng TAY Enterprise Co. Ltd.	2,138	12,889
First Financial Holding Co. Ltd.	53,947	41,055
Formosa Chemicals & Fibre Corp.	17,575	42,145
Formosa Petrochemical Corp.	6,988	20,411
Formosa Plastics Corp.	23,023	63,644
Foxconn Technology Co. Ltd.	4,226	7,586
Fubon Financial Holding Co. Ltd.	40,185	56,748
Giant Manufacturing Co. Ltd.	1,876	14,683
Globalwafers Co. Ltd.	1,575	18,963
Highwealth Construction Corp.	14,468	21,371
Hiwin Technologies Corp.	949	9,688
Hon Hai Precision Industry Co. Ltd.	62,743	158,399
Hotai Motor Co. Ltd.	1,520	27,135
Hua Nan Financial Holdings Co. Ltd.	48,107	31,163
Inventec Corp.	13,870	11,272
Largan Precision Co. Ltd.	542	69,228

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Taiwan (Continued)
Lite-On Technology Corp.	9,228	$14,783
MediaTek, Inc.	7,722	119,077
Mega Financial Holding Co. Ltd.	50,675	51,899
Micro-Star International Co. Ltd.	1,704	5,732
Nan Ya Plastics Corp.	24,234	50,768
Nanya Technology Corp.	6,135	12,219
Nien Made Enterprise Co. Ltd.	661	5,658
Novatek Microelectronics Corp.	2,585	17,649
Pegatron Corp.	10,138	21,779
Phison Electronics Corp.	756	6,924
Pou Chen Corp.	11,351	11,171
Powertech Technology, Inc.	1,605	5,185
President Chain Store Corp.	2,564	25,234
Quanta Computer, Inc.	12,507	29,159
Realtek Semiconductor Corp.	1,613	13,887
Ruentex Development Co. Ltd.*	2,518	3,833
Shanghai Commercial & Savings Bank Ltd.	13,602	19,389
Shin Kong Financial Holding Co. Ltd.*	39,103	10,862
SinoPac Financial Holdings Co. Ltd.	52,678	20,703
Standard Foods Corp.	2,737	5,788
Synnex Technology International Corp.	7,783	11,509
Taishin Financial Holding Co. Ltd.	46,657	20,201
Taiwan Business Bank	19,625	6,928
Taiwan Cement Corp.	25,330	35,896
Taiwan Cooperative Financial Holding Co. Ltd.	67,613	45,939
Taiwan High Speed Rail Corp.	9,687	12,163
Taiwan Mobile Co. Ltd.	11,217	40,161
Taiwan Semiconductor Manufacturing Co. Ltd.	123,112	1,197,292
Uni-President Enterprises Corp.	24,378	59,108
United Microelectronics Corp.	51,679	26,593
Vanguard International Semiconductor Corp.	4,827	11,816
Walsin Technology Corp.	2,110	13,141
Win Semiconductors Corp.	2,249	19,250
Wistron Corp.	8,893	8,471
WPG Holdings Ltd.	10,759	14,065
Yageo Corp.	914	11,278
Yuanta Financial Holding Co. Ltd.	48,345	26,165
Zhen Ding Technology Holding Ltd.	2,151	8,561

(Cost $2,478,318)		3,288,603

Thailand — 0.6%
Advanced Info Service PCL, NVDR	6,000	36,309
Airports of Thailand PCL, NVDR	21,700	42,295
Bangkok Bank PCL, NVDR	900	3,084
Bangkok Dusit Medical Services PCL, NVDR	50,400	35,649
Bangkok Expressway & Metro PCL, NVDR	53,700	16,628
Berli Jucker PCL, NVDR	6,100	8,150
BTS Group Holdings PCL, NVDR	38,600	14,683
Bumrungrad Hospital PCL, NVDR	2,400	9,054
Central Pattana PCL, NVDR	13,300	20,592
Central Retail Corp. PCL, NVDR*	8,300	10,046
Charoen Pokphand Foods PCL, NVDR	19,100	18,914

	Number of Shares	Value
Thailand (Continued)
CP ALL PCL, NVDR	30,600	$67,818
Electricity Generating PCL, NVDR	1,600	13,882
Energy Absolute PCL, NVDR	8,200	10,053
Global Power Synergy PCL, Class F	7,200	17,089
Gulf Energy Development PCL, NVDR	14,500	17,208
Home Product Center PCL, NVDR	25,200	11,725
Indorama Ventures PCL, NVDR	8,700	7,795
Intouch Holdings PCL, NVDR	12,300	20,783
IRPC PCL, NVDR	112,383	9,539
Kasikornbank PCL, NVDR	10,300	31,084
Krung Thai Bank PCL, NVDR	21,700	7,095
Land & Houses PCL, NVDR	44,300	10,166
Minor International PCL, NVDR*	14,600	8,537
PTT Exploration & Production PCL, NVDR	7,200	19,013
PTT Global Chemical PCL, NVDR	7,000	9,462
PTT PCL, NVDR	58,000	64,728
Ratch Group PCL, NVDR	3,800	8,362
Siam Cement PCL	700	7,548
Siam Cement PCL, NVDR	3,500	37,740
Siam Commercial Bank PCL, NVDR	1,200	2,792
Thai Oil PCL, NVDR	8,800	11,896
Thai Union Group PCL, NVDR	16,700	7,192
True Corp. PCL, NVDR	54,500	6,339

(Cost $724,109)		623,250

Turkey — 0.1%
Akbank T.A.S.*	32,552	27,131
BIM Birlesik Magazalar AS	2,061	19,653
Eregli Demir ve Celik Fabrikalari TAS*	7,049	8,312
Ford Otomotiv Sanayi AS	241	2,183
KOC Holding AS	4,182	9,887
Turkcell Iletisim Hizmetleri AS	4,843	10,045
Turkiye Garanti Bankasi AS*	11,543	13,222
Yapi ve Kredi Bankasi AS*	42,754	14,529

(Cost $161,456)		104,962

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	13,268	15,894
Aldar Properties PJSC	32,065	15,102
DP World PLC	840	13,230
Dubai Islamic Bank PJSC	16,461	15,909
Emaar Properties PJSC*	14,089	9,589
Emirates Telecommunications Group Co. PJSC	8,658	36,865
First Abu Dhabi Bank PJSC	13,709	41,353
NMC Health PLC (c)	462	0

(Cost $214,902)		147,942

United Kingdom — 8.5%
3i Group PLC	4,320	44,015
Admiral Group PLC	779	22,445
Anglo American PLC	6,491	136,327
Ashtead Group PLC	2,163	63,924
Associated British Foods PLC	1,527	34,341
AstraZeneca PLC	6,662	705,926
Auto Trader Group PLC, 144A	4,590	31,642
AVEVA Group PLC	360	18,175
Aviva PLC	17,680	54,085

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
United Kingdom (Continued)
BAE Systems PLC	16,080	$98,539
Barclays PLC	81,476	115,958
Barratt Developments PLC	4,246	26,062
Berkeley Group Holdings PLC	630	31,861
BP PLC	98,278	371,099
British American Tobacco PLC	11,276	444,166
British Land Co. PLC REIT	3,250	16,348
BT Group PLC	40,458	58,085
Bunzl PLC	1,708	39,793
Burberry Group PLC	1,724	31,841
CNH Industrial NV*	4,194	25,382
Coca-Cola European Partners PLC	1,141	43,016
Compass Group PLC	9,386	137,246
Croda International PLC	607	38,907
Diageo PLC	11,755	405,109
Direct Line Insurance Group PLC	5,332	17,424
Ferguson PLC	1,100	86,482
Fiat Chrysler Automobiles NV*	5,442	47,977
GlaxoSmithKline PLC	25,294	522,239
Halma PLC	2,048	58,932
Hargreaves Lansdown PLC	1,946	44,065
HSBC Holdings PLC	99,857	456,420
Imperial Brands PLC	4,401	79,708
Informa PLC	9,124	51,202
InterContinental Hotels Group PLC	978	46,755
Intertek Group PLC	767	52,155
ITV PLC	12,917	12,807
J Sainsbury PLC	6,654	15,942
JD Sports Fashion PLC	1,489	12,107
Johnson Matthey PLC	766	19,989
Kingfisher PLC	8,235	19,751
Land Securities Group PLC REIT	2,773	20,747
Legal & General Group PLC	27,323	66,982
Lloyds Banking Group PLC	345,504	127,455
London Stock Exchange Group PLC	1,672	165,813
M&G PLC	9,744	16,847
Melrose Industries PLC	19,850	28,229
Mondi PLC	2,351	43,785
National Grid PLC	17,884	204,523
Next PLC	571	34,300
Ocado Group PLC*	2,241	60,639
Pearson PLC	2,950	16,883
Persimmon PLC	1,394	39,476
Prudential PLC	12,977	167,799
Reckitt Benckiser Group PLC	3,560	317,611
RELX PLC	10,042	232,349
Rentokil Initial PLC	9,135	56,048
Rio Tinto Ltd.	1,797	111,874
Rio Tinto PLC	5,723	304,839
Rolls-Royce Holdings PLC*	8,152	27,344
Royal Bank of Scotland Group PLC	20,172	27,491
RSA Insurance Group PLC	4,071	19,824
Sage Group PLC	5,344	45,605
Schroders PLC	591	21,568
Segro PLC REIT	5,432	56,325
Severn Trent PLC	1,293	38,979
Smith & Nephew PLC	4,348	88,172

	Number of Shares	Value
United Kingdom (Continued)
Smiths Group PLC	2,088	$33,690
Spirax-Sarco Engineering PLC	358	43,638
SSE PLC	5,153	79,009
St James’s Place PLC	2,180	24,737
Standard Chartered PLC	12,366	56,262
Standard Life Aberdeen PLC	9,830	31,358
Taylor Wimpey PLC	13,475	23,897
Tesco PLC	49,842	140,530
Unilever NV	7,511	387,615
Unilever PLC	5,905	315,919
United Utilities Group PLC	3,385	38,360
Vodafone Group PLC	128,623	211,302
Whitbread PLC (b)	516	16,110
Wm Morrison Supermarkets PLC	9,756	22,495
WPP PLC	5,451	41,173

(Cost $10,315,549)		8,345,849

TOTAL COMMON STOCKS (Cost $98,163,335)		94,846,636

PREFERRED STOCKS — 1.0%
Brazil — 0.4%
Banco Bradesco SA	22,358	79,396
Cia Paranaense de Energia	1,364	16,180
Gerdau SA	4,941	12,435
Itau Unibanco Holding SA	24,503	105,794
Itausa — Investimentos Itau SA	21,676	35,989
Lojas Americanas SA	2,850	15,088
Petroleo Brasileiro SA	26,141	99,640
Telefonica Brasil SA	1,890	16,696

(Cost $452,510)		381,218

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $8,914)	457	11,219

Colombia — 0.0%
Bancolombia SA (Cost $26,114)	2,740	18,071

Germany — 0.4%
Bayerische Motoren Werke AG	186	8,544
FUCHS PETROLUB SE	385	15,309
Henkel AG & Co. KGaA*	837	74,589
Porsche Automobil Holding SE	783	42,511
Sartorius AG*	165	61,065
Volkswagen AG*	922	135,609

(Cost $396,025)		337,627

Russia — 0.0%
Surgutneftegas PJSC (Cost $19,413)	35,522	17,882

South Korea — 0.2%
AMOREPACIFIC Group	10	278
Hyundai Motor Co. — 2nd Preferred	171	8,312
LG Chem Ltd.	27	3,859
LG Household & Health Care Ltd.	26	15,011

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares		Value
South Korea (Continued)
Samsung Electronics Co. Ltd.		4,355	$150,682

(Cost $119,837)			178,142

TOTAL PREFERRED STOCKS (Cost $1,022,813)			944,159

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $132)	INR	9,360	127

	Number of Shares
RIGHTS — 0.0%
Brazil — 0.0%
Natura & Co. Holding SA*, expires 6/12/20 (Cost $0)		166	155

China — 0.0%
Zhengqi Financial Holding Corp.*(c) (Cost $0)		271	0

India — 0.0%
Reliance Industries Ltd.*, expires 12/31/20 (Cost $0)		959	2,815

	Number of Shares	Value
Italy — 0.0%
Davide Campari-Milano SpA*, expires 6/21/20 (c) (Cost $0)	2,786	$0

United Kingdom — 0.0%
Whitbread PLC*, expires 6/12/20 (Cost $7,481)	327	4,047

TOTAL RIGHTS (Cost $7,481)		7,017

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 2/16/21 (Cost $0)	3,710	156

SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (e)(f) (Cost $1,267,996)	1,267,996	1,267,996

CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series “Institutional Shares”, 0.12% (e) (Cost $1,949,518)	1,949,518	1,949,518

TOTAL INVESTMENTS — 100.4% (Cost $102,411,275)		$99,015,609
Other assets and liabilities, net — (0.4%)		(345,831)

NET ASSETS — 100.0%		$98,669,778

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG*(d)
64,295	5,329	(1,078)		36	13,670	—	—	9,839	82,252

SECURITIES LENDING COLLATERAL —1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (e)(f)
1,641,117	—	(373,121	)(g)	—	—	16,441	—	1,267,996	1,267,996

CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series “Institutional Shares”, 0.12% (e)
856,243	30,253,989	(29,160,714)		—	—	32,975	—	1,949,518	1,949,518

2,561,655	30,259,318	(29,534,913)		36	13,670	49,416	—	3,227,353	3,299,766

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $1,481,130, which is 1.5% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $341,623.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MINI S&P/TSX 60 Futures	CAD	5	$148,431	$166,267	6/18/2020	$17,836
MSCI EAFE Futures	USD	22	1,571,016	1,898,160	6/19/2020	327,144
MSCI Emerging Markets Index Futures	USD	16	673,990	746,320	6/19/2020	72,330

Total unrealized appreciation						$417,310

As of May 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	6/3/2020	AED	669,700	USD	182,301	$—	$(20)
JP Morgan & Chase Co.	6/3/2020	AUD	3,413,500	USD	2,234,972	—	(40,304)
RBC Capital Markets	6/3/2020	AUD	2,470,600	USD	1,617,638	—	(29,146)
RBC Capital Markets	6/3/2020	AUD	208,000	USD	136,184	—	(2,459)
JP Morgan & Chase Co.	6/3/2020	BRL	3,304,800	USD	605,768	—	(13,437)
RBC Capital Markets	6/3/2020	BRL	3,141,600	USD	578,922	—	(9,705)
RBC Capital Markets	6/3/2020	BRL	613,000	USD	112,954	—	(1,901)
Citigroup Global Markets	6/3/2020	CAD	2,802,900	USD	2,018,159	—	(17,579)
JP Morgan & Chase Co.	6/3/2020	CAD	2,549,000	USD	1,835,186	—	(16,145)
RBC Capital Markets	6/3/2020	CAD	1,182,000	USD	851,057	—	(7,426)
RBC Capital Markets	6/3/2020	CAD	2,389,300	USD	1,720,422	—	(14,920)
Citigroup Global Markets	6/3/2020	CHF	3,460,800	USD	3,588,404	—	(10,157)
JP Morgan & Chase Co.	6/3/2020	CHF	1,452,400	USD	1,505,930	—	(4,284)
RBC Capital Markets	6/3/2020	CHF	512,000	USD	530,888	—	(1,493)
RBC Capital Markets	6/3/2020	CHF	1,285,100	USD	1,332,497	—	(3,758)
Citigroup Global Markets	6/3/2020	CLP	159,063,400	USD	190,402	—	(8,327)
JP Morgan & Chase Co.	6/3/2020	CLP	13,480,400	USD	16,158	—	(684)
JP Morgan & Chase Co.	6/3/2020	CNH	6,861,400	USD	971,222	10,102	—
Citigroup Global Markets	6/3/2020	COP	332,003,700	USD	84,446	—	(4,538)
JP Morgan & Chase Co.	6/3/2020	COP	23,380,500	USD	5,929	—	(338)
Citigroup Global Markets	6/3/2020	CZK	1,161,500	USD	47,066	—	(847)

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/3/2020	DKK	1,351,000	USD	198,464	$—	$(2,736)
RBC Capital Markets	6/3/2020	DKK	7,952,300	USD	1,168,176	—	(16,131)
Citigroup Global Markets	6/3/2020	EGP	632,000	USD	39,698	—	(83)
Citigroup Global Markets	6/3/2020	EUR	1,774,000	USD	1,944,100	—	(25,251)
Citigroup Global Markets	6/3/2020	EUR	2,337,800	USD	2,561,855	—	(33,381)
JP Morgan & Chase Co.	6/3/2020	EUR	7,668,000	USD	8,403,170	—	(109,222)
RBC Capital Markets	6/3/2020	EUR	6,284,000	USD	6,886,541	—	(89,445)
Citigroup Global Markets	6/3/2020	GBP	786,000	USD	991,493	20,768	—
Citigroup Global Markets	6/3/2020	GBP	585,800	USD	738,959	15,485	—
JP Morgan & Chase Co.	6/3/2020	GBP	4,429,900	USD	5,587,942	116,933	—
RBC Capital Markets	6/3/2020	GBP	2,095,100	USD	2,643,251	55,764	—
JP Morgan & Chase Co.	6/3/2020	HKD	50,130,200	USD	6,463,460	—	(3,255)
RBC Capital Markets	6/3/2020	HKD	6,000,000	USD	773,590	—	(400)
RBC Capital Markets	6/3/2020	HKD	12,796,900	USD	1,649,989	—	(791)
Citigroup Global Markets	6/3/2020	HUF	5,831,900	USD	18,167	—	(483)
JP Morgan & Chase Co.	6/3/2020	HUF	16,042,500	USD	49,964	—	(1,340)
Citigroup Global Markets	6/3/2020	ILS	708,300	USD	204,227	2,509	—
RBC Capital Markets	6/3/2020	ILS	165,000	USD	47,567	576	—
JP Morgan & Chase Co.	6/3/2020	INR	140,527,300	USD	1,863,658	5,770	—
JP Morgan & Chase Co.	6/3/2020	INR	24,742,000	USD	328,039	929	—
Citigroup Global Markets	6/3/2020	JPY	587,581,900	USD	5,496,428	47,796	—
JP Morgan & Chase Co.	6/3/2020	JPY	547,950,300	USD	5,125,797	44,668	—
JP Morgan & Chase Co.	6/3/2020	JPY	44,227,000	USD	413,715	3,600	—
RBC Capital Markets	6/3/2020	JPY	600,252,200	USD	5,614,976	48,853	—
Citigroup Global Markets	6/3/2020	KRW	1,189,186,700	USD	985,242	25,028	—
JP Morgan & Chase Co.	6/3/2020	KRW	2,113,059,800	USD	1,754,669	48,470	—
RBC Capital Markets	6/3/2020	KRW	251,403,000	USD	208,763	5,767	—
RBC Capital Markets	6/3/2020	KRW	327,187,000	USD	270,626	6,438	—
Citigroup Global Markets	6/3/2020	MXN	9,408,000	USD	393,209	—	(30,868)
JP Morgan & Chase Co.	6/3/2020	MXN	968,700	USD	40,481	—	(3,184)
RBC Capital Markets	6/3/2020	MXN	2,305,000	USD	96,334	—	(7,567)
RBC Capital Markets	6/3/2020	MYR	2,370,900	USD	549,965	4,695	—
Citigroup Global Markets	6/3/2020	NOK	3,889,900	USD	380,676	—	(19,499)
JP Morgan & Chase Co.	6/3/2020	NZD	13,300	USD	8,203	—	(52)
RBC Capital Markets	6/3/2020	NZD	256,100	USD	157,969	—	(1,003)
JP Morgan & Chase Co.	6/3/2020	PHP	561,200	USD	11,119	34	—
RBC Capital Markets	6/3/2020	PHP	13,280,600	USD	263,107	771	—
Citigroup Global Markets	6/3/2020	PLN	654,500	USD	158,004	—	(5,169)
JP Morgan & Chase Co.	6/3/2020	PLN	54,900	USD	13,252	—	(435)
Citigroup Global Markets	6/3/2020	QAR	858,700	USD	235,907	62	—
Citigroup Global Markets	6/3/2020	RUB	37,921,400	USD	510,659	—	(28,206)
JP Morgan & Chase Co.	6/3/2020	RUB	20,400,000	USD	274,727	—	(15,158)
JP Morgan & Chase Co.	6/3/2020	SEK	1,949,000	USD	199,592	—	(7,258)
JP Morgan & Chase Co.	6/3/2020	SEK	4,986,200	USD	510,620	—	(18,572)
RBC Capital Markets	6/3/2020	SEK	10,941,600	USD	1,120,492	—	(40,756)
JP Morgan & Chase Co.	6/3/2020	SGD	795,900	USD	565,431	2,076	—
RBC Capital Markets	6/3/2020	SGD	212,300	USD	150,822	552	—
JP Morgan & Chase Co.	6/3/2020	TRY	911,400	USD	129,432	—	(3,955)
Citigroup Global Markets	6/3/2020	TWD	4,084,700	USD	138,324	2,275	—
Citigroup Global Markets	6/3/2020	TWD	9,943,000	USD	336,055	4,886	—
JP Morgan & Chase Co.	6/3/2020	TWD	21,134,600	USD	715,215	11,289	—
RBC Capital Markets	6/3/2020	TWD	67,626,400	USD	2,292,576	40,157	—
Citigroup Global Markets	6/3/2020	USD	182,326	AED	669,700	—	(5)
JP Morgan & Chase Co.	6/3/2020	USD	2,265,881	AUD	3,413,500	9,394	—
RBC Capital Markets	6/3/2020	USD	1,778,079	AUD	2,678,600	7,348	—
JP Morgan & Chase Co.	6/3/2020	USD	608,265	BRL	3,304,800	10,940	—
RBC Capital Markets	6/3/2020	USD	691,270	BRL	3,754,600	12,212	—
Citigroup Global Markets	6/3/2020	USD	2,027,863	CAD	2,802,900	7,875	—
JP Morgan & Chase Co.	6/3/2020	USD	1,844,164	CAD	2,549,000	7,167	—

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	6/3/2020	USD	2,583,787	CAD	3,571,300	$10,038	$—
Citigroup Global Markets	6/3/2020	USD	3,602,486	CHF	3,460,800	—	(3,925)
JP Morgan & Chase Co.	6/3/2020	USD	1,511,814	CHF	1,452,400	—	(1,600)
RBC Capital Markets	6/3/2020	USD	1,870,615	CHF	1,797,100	—	(1,980)
Citigroup Global Markets	6/3/2020	USD	197,560	CLP	159,063,400	1,169	—
JP Morgan & Chase Co.	6/3/2020	USD	16,763	CLP	13,480,400	79	—
JP Morgan & Chase Co.	6/3/2020	USD	957,718	CNH	6,861,400	3,401	—
Citigroup Global Markets	6/3/2020	USD	89,410	COP	332,003,700	—	(426)
JP Morgan & Chase Co.	6/3/2020	USD	6,306	COP	23,380,500	—	(40)
Citigroup Global Markets	6/3/2020	USD	47,994	CZK	1,161,500	—	(81)
JP Morgan & Chase Co.	6/3/2020	USD	201,621	DKK	1,351,000	—	(421)
RBC Capital Markets	6/3/2020	USD	1,186,786	DKK	7,952,300	—	(2,480)
Citigroup Global Markets	6/3/2020	USD	39,905	EGP	632,000	—	(124)
Citigroup Global Markets	6/3/2020	USD	4,573,864	EUR	4,111,800	—	(9,277)
JP Morgan & Chase Co.	6/3/2020	USD	123,297	EUR	113,000	2,147	—
JP Morgan & Chase Co.	6/3/2020	USD	8,403,804	EUR	7,555,000	—	(16,857)
RBC Capital Markets	6/3/2020	USD	6,990,146	EUR	6,284,000	—	(14,159)
Citigroup Global Markets	6/3/2020	USD	1,695,960	GBP	1,371,800	—	(1,762)
JP Morgan & Chase Co.	6/3/2020	USD	5,366,672	GBP	4,340,900	—	(5,580)
JP Morgan & Chase Co.	6/3/2020	USD	110,580	GBP	89,000	—	(664)
RBC Capital Markets	6/3/2020	USD	2,590,193	GBP	2,095,100	—	(2,706)
JP Morgan & Chase Co.	6/3/2020	USD	6,345,141	HKD	49,179,200	—	(1,103)
JP Morgan & Chase Co.	6/3/2020	USD	122,621	HKD	951,000	57	—
RBC Capital Markets	6/3/2020	USD	2,425,094	HKD	18,796,900	—	(324)
Citigroup Global Markets	6/3/2020	USD	18,730	HUF	5,831,900	—	(80)
JP Morgan & Chase Co.	6/3/2020	USD	51,524	HUF	16,042,500	—	(220)
Citigroup Global Markets	6/3/2020	USD	202,178	ILS	708,300	—	(460)
RBC Capital Markets	6/3/2020	USD	47,098	ILS	165,000	—	(107)
JP Morgan & Chase Co.	6/3/2020	USD	2,186,970	INR	165,269,300	—	(1,972)
Citigroup Global Markets	6/3/2020	USD	5,454,006	JPY	587,581,900	—	(5,375)
JP Morgan & Chase Co.	6/3/2020	USD	5,496,610	JPY	592,177,300	—	(5,366)
RBC Capital Markets	6/3/2020	USD	213,103	JPY	22,757,000	—	(2,078)
RBC Capital Markets	6/3/2020	USD	5,360,405	JPY	577,495,200	—	(5,307)
Citigroup Global Markets	6/3/2020	USD	961,192	KRW	1,189,186,700	—	(978)
JP Morgan & Chase Co.	6/3/2020	USD	1,707,551	KRW	2,113,059,800	—	(1,352)
RBC Capital Markets	6/3/2020	USD	467,926	KRW	578,590,000	—	(741)
Citigroup Global Markets	6/3/2020	USD	425,071	MXN	9,408,000	—	(993)
JP Morgan & Chase Co.	6/3/2020	USD	43,767	MXN	968,700	—	(102)
RBC Capital Markets	6/3/2020	USD	104,143	MXN	2,305,000	—	(242)
RBC Capital Markets	6/3/2020	USD	545,662	MYR	2,370,900	—	(391)
Citigroup Global Markets	6/3/2020	USD	400,193	NOK	3,889,900	—	(18)
JP Morgan & Chase Co.	6/3/2020	USD	8,236	NZD	13,300	20	—
RBC Capital Markets	6/3/2020	USD	158,590	NZD	256,100	382	—
JP Morgan & Chase Co.	6/3/2020	USD	11,116	PHP	561,200	—	(31)
RBC Capital Markets	6/3/2020	USD	262,826	PHP	13,280,600	—	(490)
Citigroup Global Markets	6/3/2020	USD	163,453	PLN	654,500	—	(280)
JP Morgan & Chase Co.	6/3/2020	USD	13,711	PLN	54,900	—	(24)
Citigroup Global Markets	6/3/2020	USD	235,848	QAR	858,700	—	(3)
Citigroup Global Markets	6/3/2020	USD	537,032	RUB	37,921,400	1,832	—
JP Morgan & Chase Co.	6/3/2020	USD	288,698	RUB	20,400,000	1,187	—
JP Morgan & Chase Co.	6/3/2020	USD	736,356	SEK	6,935,200	—	(313)
RBC Capital Markets	6/3/2020	USD	1,161,744	SEK	10,941,600	—	(497)
JP Morgan & Chase Co.	6/3/2020	USD	563,110	SGD	795,900	244	—
RBC Capital Markets	6/3/2020	USD	150,205	SGD	212,300	65	—
JP Morgan & Chase Co.	6/3/2020	USD	133,589	TRY	911,400	—	(202)
Citigroup Global Markets	6/3/2020	USD	467,590	TWD	14,027,700	—	(372)
JP Morgan & Chase Co.	6/3/2020	USD	704,369	TWD	21,134,600	—	(443)
RBC Capital Markets	6/3/2020	USD	2,254,589	TWD	67,626,400	—	(2,170)
JP Morgan & Chase Co.	6/3/2020	USD	408,719	ZAR	7,206,200	1,715	—

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	6/3/2020	USD	660,379	ZAR	11,643,400	$2,780	$—
JP Morgan & Chase Co.	6/3/2020	ZAR	4,007,200	USD	217,480	—	(10,753)
JP Morgan & Chase Co.	6/3/2020	ZAR	3,199,000	USD	173,610	—	(8,592)
RBC Capital Markets	6/3/2020	ZAR	11,643,400	USD	631,918	—	(31,240)
JP Morgan & Chase Co.	6/4/2020	IDR	4,195,241,900	USD	277,794	—	(9,190)
RBC Capital Markets	6/4/2020	IDR	1,679,087,700	USD	111,088	—	(3,774)
JP Morgan & Chase Co.	6/4/2020	THB	16,913,900	USD	521,599	—	(10,109)
JP Morgan & Chase Co.	6/4/2020	USD	286,756	IDR	4,195,241,900	228	—
RBC Capital Markets	6/4/2020	USD	114,613	IDR	1,679,087,700	248	—
JP Morgan & Chase Co.	6/4/2020	USD	531,750	THB	16,913,900	—	(41)
Citigroup Global Markets	7/3/2020	AED	669,700	USD	182,293	—	(3)
JP Morgan & Chase Co.	7/3/2020	AUD	3,413,500	USD	2,265,881	—	(9,456)
RBC Capital Markets	7/3/2020	AUD	477,000	USD	316,634	—	(1,320)
RBC Capital Markets	7/3/2020	AUD	2,678,600	USD	1,778,084	—	(7,391)
JP Morgan & Chase Co.	7/3/2020	BRL	3,304,800	USD	607,352	—	(10,888)
JP Morgan & Chase Co.	7/3/2020	BRL	1,010,000	USD	185,875	—	(3,069)
RBC Capital Markets	7/3/2020	BRL	3,754,600	USD	690,197	—	(12,189)
Citigroup Global Markets	7/3/2020	CAD	2,802,900	USD	2,027,886	—	(7,891)
JP Morgan & Chase Co.	7/3/2020	CAD	2,549,000	USD	1,844,190	—	(7,177)
RBC Capital Markets	7/3/2020	CAD	3,571,300	USD	2,583,826	—	(10,049)
Citigroup Global Markets	7/3/2020	CHF	3,460,800	USD	3,605,458	3,816	—
JP Morgan & Chase Co.	7/3/2020	CHF	1,452,400	USD	1,513,043	1,535	—
RBC Capital Markets	7/3/2020	CHF	1,797,100	USD	1,872,145	1,909	—
Citigroup Global Markets	7/3/2020	CLP	159,063,400	USD	197,494	—	(1,227)
JP Morgan & Chase Co.	7/3/2020	CLP	13,480,400	USD	16,761	—	(80)
JP Morgan & Chase Co.	7/3/2020	CNH	824,000	USD	114,747	—	(434)
JP Morgan & Chase Co.	7/3/2020	CNH	6,861,400	USD	955,527	—	(3,576)
Citigroup Global Markets	7/3/2020	COP	332,003,700	USD	89,105	373	—
JP Morgan & Chase Co.	7/3/2020	COP	23,380,500	USD	6,285	37	—
Citigroup Global Markets	7/3/2020	CZK	1,161,500	USD	48,001	80	—
JP Morgan & Chase Co.	7/3/2020	DKK	1,351,000	USD	201,739	412	—
JP Morgan & Chase Co.	7/3/2020	DKK	1,147,000	USD	171,280	354	—
RBC Capital Markets	7/3/2020	DKK	7,952,300	USD	1,187,478	2,425	—
Citigroup Global Markets	7/3/2020	EUR	4,111,800	USD	4,576,569	9,141	—
Citigroup Global Markets	7/3/2020	EUR	845,000	USD	940,514	1,879	—
JP Morgan & Chase Co.	7/3/2020	EUR	7,555,000	USD	8,408,700	16,530	—
RBC Capital Markets	7/3/2020	EUR	6,284,000	USD	6,994,218	13,888	—
Citigroup Global Markets	7/3/2020	GBP	1,371,800	USD	1,696,166	1,730	—
JP Morgan & Chase Co.	7/3/2020	GBP	4,340,900	USD	5,367,306	5,463	—
RBC Capital Markets	7/3/2020	GBP	2,095,100	USD	2,590,465	2,616	—
JP Morgan & Chase Co.	7/3/2020	HKD	49,179,200	USD	6,339,242	—	(325)
RBC Capital Markets	7/3/2020	HKD	18,796,900	USD	2,423,218	156	—
Citigroup Global Markets	7/3/2020	HUF	5,831,900	USD	18,727	80	—
JP Morgan & Chase Co.	7/3/2020	HUF	16,042,500	USD	51,508	214	—
JP Morgan & Chase Co.	7/3/2020	IDR	4,195,241,900	USD	284,732	—	(1,098)
RBC Capital Markets	7/3/2020	IDR	1,679,087,700	USD	113,976	—	(424)
Citigroup Global Markets	7/3/2020	ILS	708,300	USD	202,272	452	—
RBC Capital Markets	7/3/2020	ILS	165,000	USD	47,116	102	—
JP Morgan & Chase Co.	7/3/2020	INR	165,269,300	USD	2,179,299	702	—
Citigroup Global Markets	7/3/2020	JPY	587,581,900	USD	5,456,361	5,309	—
JP Morgan & Chase Co.	7/3/2020	JPY	592,177,300	USD	5,498,958	5,274	—
RBC Capital Markets	7/3/2020	JPY	577,495,200	USD	5,362,570	5,093	—
RBC Capital Markets	7/3/2020	JPY	131,829,000	USD	1,224,169	1,179	—
Citigroup Global Markets	7/3/2020	KRW	1,189,186,700	USD	961,114	954	—
JP Morgan & Chase Co.	7/3/2020	KRW	2,113,059,800	USD	1,707,261	1,157	—
RBC Capital Markets	7/3/2020	KRW	578,590,000	USD	467,869	710	—
Citigroup Global Markets	7/3/2020	MXN	9,408,000	USD	423,064	924	—
JP Morgan & Chase Co.	7/3/2020	MXN	968,700	USD	43,565	100	—
RBC Capital Markets	7/3/2020	MXN	2,305,000	USD	103,662	236	—

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	7/3/2020	MYR	2,370,900	USD	545,411	$901	$—
Citigroup Global Markets	7/3/2020	NOK	3,889,900	USD	400,290	18	—
JP Morgan & Chase Co.	7/3/2020	NZD	13,300	USD	8,235	—	(20)
RBC Capital Markets	7/3/2020	NZD	256,100	USD	158,568	—	(382)
JP Morgan & Chase Co.	7/3/2020	PHP	561,200	USD	11,085	9	—
RBC Capital Markets	7/3/2020	PHP	13,280,600	USD	262,203	99	—
Citigroup Global Markets	7/3/2020	PLN	654,500	USD	163,439	279	—
JP Morgan & Chase Co.	7/3/2020	PLN	54,900	USD	13,709	23	—
Citigroup Global Markets	7/3/2020	QAR	858,700	USD	235,835	—	(42)
Citigroup Global Markets	7/3/2020	RUB	37,921,400	USD	533,987	—	(2,561)
JP Morgan & Chase Co.	7/3/2020	RUB	11,994,000	USD	169,005	—	(697)
JP Morgan & Chase Co.	7/3/2020	RUB	20,400,000	USD	287,460	—	(1,178)
JP Morgan & Chase Co.	7/3/2020	SEK	6,935,200	USD	736,549	297	—
JP Morgan & Chase Co.	7/3/2020	SEK	1,309,000	USD	139,022	56	—
RBC Capital Markets	7/3/2020	SEK	10,941,600	USD	1,162,053	475	—
JP Morgan & Chase Co.	7/3/2020	SGD	795,900	USD	563,129	—	(275)
RBC Capital Markets	7/3/2020	SGD	212,300	USD	150,213	—	(71)
JP Morgan & Chase Co.	7/3/2020	THB	16,913,900	USD	531,289	—	(363)
JP Morgan & Chase Co.	7/3/2020	THB	2,981,000	USD	93,626	—	(75)
JP Morgan & Chase Co.	7/3/2020	TRY	911,400	USD	132,270	53	—
Citigroup Global Markets	7/3/2020	TWD	14,027,700	USD	468,324	933	—
JP Morgan & Chase Co.	7/3/2020	TWD	21,134,600	USD	705,357	1,170	—
RBC Capital Markets	7/3/2020	TWD	67,626,400	USD	2,257,977	4,725	—
JP Morgan & Chase Co.	7/3/2020	ZAR	7,206,200	USD	407,393	—	(1,754)
RBC Capital Markets	7/3/2020	ZAR	11,643,400	USD	658,292	—	(2,786)
Citigroup Global Markets	7/6/2020	EGP	632,000	USD	39,316	245	—

Total unrealized appreciation (depreciation)						$700,894	$(906,289)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$94,845,043	$—	$1,593	$94,846,636
Preferred Stocks (h)	944,159	—	—	944,159
Rights (h)	7,017	—	0	7,017
Corporate Bonds	—	127	—	127
Warrants	156	—	—	156
Short-Term Investments (h)	3,217,514	—	—	3,217,514
Derivatives (i)
Forward Foreign Currency Contracts	—	700,894	—	700,894
Futures Contracts	417,310	—	—	417,310

TOTAL	$99,431,199	$701,021	$1,593	$100,133,813

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(906,289)	$—	$(906,289)

TOTAL	$—	$(906,289)	$—	$(906,289)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2020, the amount of transfers from Level 1 to Level 3 was $14,108 and from Level 3 to Level 1 was $22,905. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 96.7%
Argentina — 0.1%
Globant SA*	547	$76,695
Telecom Argentina SA, ADR	1,430	12,284
YPF SA, ADR	2,984	15,039

(Cost $119,947)		104,018

Brazil — 3.7%
Ambev SA	76,426	178,737
Atacadao SA	7,667	26,566
B2W Cia Digital*	3,674	63,080
B3 SA — Brasil Bolsa Balcao	33,877	289,170
Banco Bradesco SA	21,940	73,184
Banco BTG Pactual SA	3,812	34,889
Banco do Brasil SA	13,294	76,830
Banco Santander Brasil SA	7,488	35,782
BB Seguridade Participacoes SA	11,028	52,244
BR Malls Participacoes SA	13,522	24,858
BRF SA*	9,071	39,318
CCR SA	21,487	59,191
Centrais Eletricas Brasileiras SA*	3,714	19,926
Cia Brasileira de Distribuicao	2,878	33,967
Cia de Saneamento Basico do Estado de Sao Paulo	5,716	58,185
Cia Siderurgica Nacional SA	12,269	23,727
Cielo SA	22,795	17,471
Cogna Educacao	30,432	29,997
Cosan SA*	2,540	31,344
CPFL Energia SA*	3,841	23,213
Energisa SA	2,936	26,134
Engie Brasil Energia SA	3,082	24,494
Equatorial Energia SA*	13,584	51,039
Hapvida Participacoes e Investimentos SA, 144A	3,509	36,074
Hypera SA	6,402	38,655
IRB Brasil Resseguros S/A	11,360	17,669
JBS SA	16,547	68,125
Klabin SA	12,059	44,541
Localiza Rent a Car SA	10,686	77,057
Lojas Renner SA	12,217	88,257
Magazine Luiza SA	11,503	138,714
Multiplan Empreendimentos Imobiliarios SA	5,298	20,541
Natura & Co. Holding SA	11,107	77,387
Notre Dame Intermedica Participacoes SA	7,713	90,047
Petrobras Distribuidora SA	12,786	51,850
Petroleo Brasileiro SA	61,600	240,568
Porto Seguro SA	1,790	15,866
Raia Drogasil SA	3,555	72,908
Rumo SA*	17,741	74,903
Sul America SA	4,157	34,938
Suzano SA*	8,708	61,782
TIM Participacoes SA	14,140	36,090
Ultrapar Participacoes SA	13,331	42,769
Vale SA	60,358	599,474
WEG SA	14,136	110,809

(Cost $3,085,207)		3,332,370

	Number of Shares	Value

Chile — 0.5%
Aguas Andinas SA, Class A	52,645	$15,463
Banco de Chile	704,646	59,874
Banco de Credito e Inversiones SA	870	29,457
Banco Santander Chile	1,008,582	41,079
Cencosud SA	28,187	32,927
Cencosud Shopping SA	5,673	9,746
Cia Cervecerias Unidas SA	2,771	20,038
Colbun SA	152,058	24,872
Empresa Nacional de Telecomunicaciones SA	3,034	19,332
Empresas CMPC SA	19,232	39,166
Empresas COPEC SA	7,229	45,610
Enel Americas SA	531,674	77,386
Enel Chile SA	429,114	32,162
Falabella SA	12,336	28,744

(Cost $687,244)		475,856

China — 36.1%
360 Security Technology, Inc., Class A	1,500	3,741
3SBio, Inc., 144A*	23,408	27,782
51job, Inc., ADR*(a)	451	29,085
58.com, Inc., ADR*	1,524	73,167
AAC Technologies Holdings, Inc. (a)	11,721	60,181
AECC Aviation Power Co. Ltd., Class A*	2,500	8,424
Agile Group Holdings Ltd.	21,733	22,346
Agricultural Bank of China Ltd., Class A	95,400	45,445
Agricultural Bank of China Ltd., Class H	425,695	171,893
Aier Eye Hospital Group Co. Ltd., Class A	6,383	35,021
Air China Ltd., Class A	1,000	906
Air China Ltd., Class H	35,116	21,020
Aisino Corp., Class A	500	1,117
AK Medical Holdings Ltd., 144A	6,000	18,306
Alibaba Group Holding Ltd., ADR*	30,713	6,369,569
A-Living Services Co. Ltd., Class H, 144A	6,260	33,515
Aluminum Corp. of China Ltd., Class A*	18,200	7,140
Aluminum Corp. of China Ltd., Class H*	75,057	13,847
Angang Steel Co. Ltd., Class A	19,690	6,786
Anhui Conch Cement Co. Ltd., Class A	4,800	38,199
Anhui Conch Cement Co. Ltd., Class H	18,746	140,386
Anhui Gujing Distillery Co. Ltd., Class A	660	13,848
Anhui Gujing Distillery Co. Ltd., Class B	1,400	15,659
ANTA Sports Products Ltd.	17,681	157,616
Anxin Trust Co. Ltd., Class A*(b)	1,400	490
Asymchem Laboratories Tianjin Co. Ltd., Class A	660	20,117
Autobio Diagnostics Co. Ltd., Class A*	500	10,228
Autohome, Inc., ADR (a)	863	66,391
AVIC Aircraft Co. Ltd., Class A	4,900	11,808
Avic Capital Co. Ltd., Class A	2,300	1,221
AVIC Jonhon Optronic Technology Co. Ltd., Class A	2,550	12,494
AVIC Shenyang Aircraft Co. Ltd., Class A*	2,455	11,557
AviChina Industry & Technology Co. Ltd., Class H	41,841	19,054
BAIC Motor Corp. Ltd., Class H, 144A	31,664	12,745
Baidu, Inc., ADR*	4,461	475,320

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
China (Continued)
Bank of Beijing Co. Ltd., Class A	16,300	$11,145
Bank of Chengdu Co. Ltd., Class A	14,155	15,806
Bank of China Ltd., Class A	35,100	16,966
Bank of China Ltd., Class H*	1,293,653	472,301
Bank of Communications Co. Ltd., Class A	33,700	24,127
Bank of Communications Co. Ltd., Class H	144,901	87,858
Bank of Guiyang Co. Ltd., Class A	840	911
Bank of Hangzhou Co. Ltd., Class A	15,560	19,838
Bank of Jiangsu Co. Ltd., Class A	12,479	10,350
Bank of Nanjing Co. Ltd., Class A	8,400	9,297
Bank of Ningbo Co. Ltd., Class A	8,900	31,934
Bank of Shanghai Co. Ltd., Class A	12,540	14,231
Baoshan Iron & Steel Co. Ltd., Class A*	14,000	9,592
Baozun, Inc., ADR*	740	19,603
BBMG Corp., Class A	22,100	9,753
Beijing Capital International Airport Co. Ltd., Class H	30,204	18,820
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	2,430
Beijing New Building Materials PLC, Class A	3,870	12,563
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A*	1,605	8,669
Beijing Shiji Information Technology Co. Ltd., Class A	200	832
Beijing Shunxin Agriculture Co. Ltd., Class A*	800	6,142
Beijing Sinnet Technology Co. Ltd., Class A	1,800	6,280
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,200	6,473
Beijing Tongrentang Co. Ltd., Class A	300	1,053
BEST, Inc., ADR*	2,764	14,318
Betta Pharmaceuticals Co. Ltd., Class A	600	8,836
BGI Genomics Co. Ltd., Class A	600	10,136
Bilibili, Inc., ADR*	1,606	52,083
BOE Technology Group Co. Ltd., Class A*	33,400	17,361
BYD Co. Ltd., Class A	1,300	10,457
BYD Co. Ltd., Class H(a)	11,155	62,600
BYD Electronic International Co. Ltd.	12,204	23,364
Caitong Securities Co. Ltd., Class A	7,080	9,860
CanSino Biologics, Inc., Class H, 144A*	1,000	23,402
CGN Power Co. Ltd., Class H, 144A	175,391	40,276
Changchun High & New Technology Industry Group, Inc., Class A*	280	26,127
Changjiang Securities Co. Ltd., Class A	1,400	1,226
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	5,573
China Aoyuan Group Ltd.*	20,798	22,055
China Cinda Asset Management Co. Ltd., Class H	124,839	23,030
China CITIC Bank Corp. Ltd., Class A	1,400	985
China CITIC Bank Corp. Ltd., Class H	145,588	63,295
China Communications Construction Co. Ltd., Class A	700	752

	Number of Shares	Value
China (Continued)
China Communications Construction Co. Ltd., Class H	72,724	$46,253
China Communications Services Corp. Ltd., Class H	48,562	32,139
China Conch Venture Holdings Ltd.	26,142	117,363
China Construction Bank Corp., Class A	10,400	9,282
China Construction Bank Corp., Class H	1,569,760	1,233,289
China East Education Holdings Ltd., 144A	6,541	12,843
China Eastern Airlines Corp. Ltd., Class A*	22,000	12,823
China Eastern Airlines Corp. Ltd., Class H*	24,014	8,117
China Everbright Bank Co. Ltd., Class A	57,800	30,854
China Everbright Bank Co. Ltd., Class H	27,090	10,974
China Evergrande Group	30,659	64,233
China Feihe Ltd., 144A*	14,000	25,285
China Film Co. Ltd., Class A	500	925
China Fortune Land Development Co. Ltd., Class A	2,500	7,587
China Galaxy Securities Co. Ltd., Class H*	67,168	32,234
China Gezhouba Group Co. Ltd., Class A	1,200	1,000
China Grand Automotive Services Group Co. Ltd., Class A	1,400	612
China Greatwall Technology Group Co. Ltd., Class A	3,300	6,348
China Hongqiao Group Ltd.	31,205	13,728
China Huarong Asset Management Co. Ltd., Class H, 144A	175,593	17,896
China International Capital Corp. Ltd., Class H, 144A*(a)	24,143	39,057
China International Travel Service Corp. Ltd., Class A	2,800	39,712
China Jushi Co. Ltd., Class A	4,000	4,949
China Lesso Group Holdings Ltd.	16,210	19,574
China Life Insurance Co. Ltd., Class A	2,400	8,608
China Life Insurance Co. Ltd., Class H	120,441	225,608
China Literature Ltd., 144A*	4,577	25,892
China Longyuan Power Group Corp. Ltd., Class H*	60,361	29,357
China Medical System Holdings Ltd.	24,429	27,828
China Merchants Bank Co. Ltd., Class A	18,963	89,854
China Merchants Bank Co. Ltd., Class H	65,742	307,867
China Merchants Energy Shipping Co. Ltd., Class A	7,700	6,387
China Merchants Securities Co. Ltd., Class A	5,000	11,629
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,500	25,828
China Minsheng Banking Corp. Ltd., Class A	30,600	24,394
China Minsheng Banking Corp. Ltd., Class H	96,594	67,167
China Molybdenum Co. Ltd., Class A	15,700	7,523
China Molybdenum Co. Ltd., Class H	68,780	21,118
China National Building Material Co. Ltd., Class H	63,179	70,910

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
China (Continued)
China National Chemical Engineering Co. Ltd., Class A	13,200	$10,283
China National Nuclear Power Co. Ltd., Class A	11,400	6,437
China National Software & Service Co. Ltd., Class A*	600	6,592
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,000	9,955
China Oilfield Services Ltd., Class H	28,361	24,660
China Pacific Insurance Group Co. Ltd., Class A	5,300	21,000
China Pacific Insurance Group Co. Ltd., Class H	46,243	127,069
China Petroleum & Chemical Corp., Class A	38,600	22,390
China Petroleum & Chemical Corp., Class H	372,755	172,636
China Railway Construction Corp. Ltd., Class A	11,700	14,179
China Railway Construction Corp. Ltd., Class H	34,209	30,584
China Railway Group Ltd., Class A	18,600	13,681
China Railway Group Ltd., Class H	67,155	36,647
China Railway Signal & Communication Corp. Ltd., Class H, 144A*	27,284	12,038
China Reinsurance Group Corp., Class H	111,897	11,693
China Resources Pharmaceutical Group Ltd., 144A	23,653	12,877
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	759
China Shenhua Energy Co. Ltd., Class A	3,965	9,099
China Shenhua Energy Co. Ltd., Class H	55,782	101,899
China Shipbuilding Industry Co. Ltd., Class A	32,085	18,251
China South Publishing & Media Group Co. Ltd., Class A	6,200	9,251
China Southern Airlines Co. Ltd., Class A	1,800	1,276
China Southern Airlines Co. Ltd., Class H	36,515	14,980
China Spacesat Co. Ltd., Class A*	300	1,354
China State Construction Engineering Corp. Ltd., Class A	44,040	30,851
China Telecom Corp. Ltd., Class H	212,485	70,449
China Tower Corp. Ltd., Class H, 144A	729,613	146,836
China TransInfo Technology Co. Ltd., Class A*	1,700	5,278
China United Network Communications Ltd., Class A	46,055	32,005
China Vanke Co. Ltd., Class A	11,300	40,688
China Vanke Co. Ltd., Class H	24,307	78,865
China Yangtze Power Co. Ltd., Class A	24,900	60,667
China Yuhua Education Corp. Ltd., 144A	18,000	17,555
Chinese Universe Publishing and Media Group Co. Ltd., Class A	300	477
Chongqing Changan Automobile Co. Ltd., Class A	1,000	1,381
Chongqing Rural Commercial Bank Co. Ltd., Class H	32,315	12,382

	Number of Shares	Value
China (Continued)
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,700	$19,960
CIFI Holdings Group Co. Ltd.	47,813	34,357
CITIC Securities Co. Ltd., Class A	13,400	41,810
CITIC Securities Co. Ltd., Class H	33,235	59,597
CNOOC Ltd.	285,943	318,350
Contemporary Amperex Technology Co. Ltd., Class A	2,439	49,730
COSCO SHIPPING Development Co. Ltd., Class A	2,000	518
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	19,629	9,699
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	841
COSCO SHIPPING Holdings Co. Ltd., Class H*	46,390	11,730
Country Garden Holdings Co. Ltd.	120,952	149,483
Country Garden Services Holdings Co. Ltd.*	22,210	104,009
CRRC Corp. Ltd., Class A	20,500	16,774
CRRC Corp. Ltd., Class H	74,271	34,685
CSC Financial Co. Ltd., Class A	2,925	13,106
CSPC Pharmaceutical Group Ltd.*	80,497	157,640
Dali Foods Group Co. Ltd., 144A	34,724	22,040
Daqin Railway Co. Ltd., Class A	12,100	11,562
Dawning Information Industry Co. Ltd., Class A	1,400	7,301
DHC Software Co. Ltd., Class A	800	1,209
Dong-E-E-Jiao Co. Ltd., Class A	200	1,001
Dongfang Electric Corp. Ltd., Class A	7,080	8,689
Dongfeng Motor Group Co. Ltd., Class H	46,579	29,204
Dongxing Securities Co. Ltd., Class A	600	881
East Money Information Co. Ltd., Class A	6,456	12,889
ENN Energy Holdings Ltd.	12,880	150,210
Eve Energy Co. Ltd., Class A*	1,035	9,415
Everbright Securities Co. Ltd., Class A	7,600	11,638
Fangda Carbon New Material Co. Ltd., Class A*	596	785
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,300	5,091
Financial Street Holdings Co. Ltd., Class A	800	741
First Capital Securities Co. Ltd., Class A	900	861
Focus Media Information Technology Co. Ltd., Class A	11,720	8,112
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,120	50,226
Fosun International Ltd.	39,836	51,134
Founder Securities Co. Ltd., Class A	14,700	14,252
Foxconn Industrial Internet Co. Ltd., Class A	3,700	6,952
Fuyao Glass Industry Group Co. Ltd., Class A*	500	1,376
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	9,719	21,315
Ganfeng Lithium Co. Ltd., Class A	1,200	8,322
GD Power Development Co. Ltd., Class A	20,300	5,176

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
China (Continued)
GDS Holdings Ltd., ADR*(a)	1,279	$72,903
Gemdale Corp., Class A	7,300	13,040
Genscript Biotech Corp.*	16,104	35,318
GF Securities Co. Ltd., Class A	6,700	12,372
GF Securities Co. Ltd., Class H	19,457	19,805
Giant Network Group Co. Ltd., Class A	300	700
Gigadevice Semiconductor Beijing, Inc., Class A	658	17,829
Glodon Co. Ltd., Class A	1,200	9,640
GoerTek, Inc., Class A	3,900	11,606
GOME Retail Holdings Ltd.*(a)	203,938	25,257
Great Wall Motor Co. Ltd., Class H*	51,941	32,901
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,400	27,124
Greenland Holdings Corp. Ltd., Class A	12,173	9,124
Greentown Service Group Co. Ltd.	16,696	22,271
GSX Techedu, Inc., ADR*	1,236	38,761
Guangdong Haid Group Co. Ltd., Class A	1,885	12,782
Guangdong HEC Technology Holding Co. Ltd., Class A*	6,000	5,330
Guangzhou Automobile Group Co. Ltd., Class H	43,676	35,892
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	9,712
Guangzhou Haige Communications Group, Inc. Co., Class A	600	1,005
Guangzhou R&F Properties Co. Ltd., Class H	22,133	27,325
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A*	1,200	15,325
Guosen Securities Co. Ltd., Class A	8,900	13,317
Guotai Junan Securities Co. Ltd., Class A	6,100	13,392
Guotai Junan Securities Co. Ltd., Class H, 144A	7,476	9,818
Guoyuan Securities Co. Ltd., Class A	9,100	10,136
Haidilao International Holding Ltd., 144A*	12,325	59,546
Haier Smart Home Co. Ltd., Class A	4,700	10,898
Haitian International Holdings Ltd.	10,433	22,019
Haitong Securities Co. Ltd., Class A	7,800	12,622
Haitong Securities Co. Ltd., Class H	52,812	39,925
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	9,700	37,333
Hangzhou Robam Appliances Co. Ltd., Class A*	200	954
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	7,133
Hansoh Pharmaceutical Group Co. Ltd., 144A*	8,360	36,292
Henan Shuanghui Investment & Development Co. Ltd., Class A*	2,308	12,792
Hengan International Group Co. Ltd.	10,386	84,814
Hengli Petrochemical Co. Ltd., Class A	6,210	12,111
Hengtong Optic-electric Co. Ltd., Class A	420	966
Hengyi Petrochemical Co. Ltd., Class A	7,241	9,283
Hesteel Co. Ltd., Class A	2,700	760
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	7,516

	Number of Shares	Value
China (Continued)
HLA Corp. Ltd., Class A*	600	$512
Hua Hong Semiconductor Ltd., 144A*(a)	8,882	16,523
Huaan Securities Co. Ltd., Class A	900	895
Huadian Power International Corp. Ltd., Class A	2,000	1,023
Huadong Medicine Co. Ltd., Class A	3,000	9,520
Hualan Biological Engineering, Inc., Class A	4,173	24,076
Huaneng Power International, Inc., Class A	1,200	728
Huaneng Power International, Inc., Class H	69,210	25,714
Huatai Securities Co. Ltd., Class A	9,300	22,516
Huatai Securities Co. Ltd., Class H, 144A	21,004	32,895
Huaxia Bank Co. Ltd., Class A	14,100	12,584
Huaxin Cement Co. Ltd., Class A	1,500	5,222
Huayu Automotive Systems Co. Ltd., Class A	3,200	8,586
Huazhu Group Ltd., ADR(a)	1,958	66,220
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	685
Hubei Energy Group Co. Ltd., Class A	1,100	546
Hundsun Technologies, Inc., Class A*	1,760	25,968
HUYA, Inc., ADR*(a)	900	13,968
Iflytek Co. Ltd., Class A	3,050	13,653
Industrial & Commercial Bank of China Ltd., Class A	49,800	35,724
Industrial & Commercial Bank of China Ltd., Class H	992,833	640,413
Industrial Bank Co. Ltd., Class A	25,500	57,521
Industrial Securities Co. Ltd., Class A	18,900	15,067
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	49,800	7,675
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	21,800	7,575
Inner Mongolia Yili Industrial Group Co. Ltd., Class A*	7,600	30,294
Inner Mongolia Yitai Coal Co. Ltd., Class B	19,900	11,661
Innovent Biologics, Inc., 144A*	14,907	81,348
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	8,556
iQIYI, Inc., ADR*(a)	3,572	59,259
Jafron Biomedical Co. Ltd., Class A	950	8,385
JD.com, Inc., ADR*	12,190	662,283
Jiangsu Expressway Co. Ltd., Class H	23,490	27,667
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	9,278
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,232	57,690
Jiangsu King’s Luck Brewery JSC Ltd., Class A*	2,640	13,560
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	31,043
Jiangxi Copper Co. Ltd., Class A	500	893
Jiangxi Copper Co. Ltd., Class H	20,163	18,468

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
China (Continued)
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,800	$6,077
Jinduicheng Molybdenum Co. Ltd., Class A	700	594
Jinke Properties Group Co. Ltd., Class A	1,400	1,510
Jointown Pharmaceutical Group Co. Ltd., Class A	500	1,261
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	1,980	15,258
JOYY, Inc., ADR*	921	56,227
Juewei Food Co. Ltd., Class A	1,200	11,626
Kaisa Group Holdings Ltd.*	42,823	15,634
Kingdee International Software Group Co. Ltd.*	38,393	67,360
Kingsoft Corp. Ltd.*(a)	15,734	51,050
Koolearn Technology Holding Ltd., 144A*	3,500	14,155
Kweichow Moutai Co. Ltd., Class A	1,300	248,910
KWG Group Holdings Ltd.*	22,191	30,975
Legend Holdings Corp., Class H, 144A	6,017	7,281
Lenovo Group Ltd.	119,303	64,796
Lens Technology Co. Ltd., Class A	3,700	8,450
Lepu Medical Technology Beijing Co. Ltd., Class A	3,020	14,780
Li Ning Co. Ltd.	35,226	118,155
Liaoning Cheng Da Co. Ltd., Class A*	400	917
Lingyi iTech Guangdong Co., Class A*	6,890	8,707
Logan Property Holdings Co. Ltd.	25,037	37,274
Lomon Billions Group Co. Ltd., Class A	2,300	5,033
Longfor Group Holdings Ltd., 144A	28,914	130,927
LONGi Green Energy Technology Co. Ltd., Class A	3,250	14,758
Luxshare Precision Industry Co. Ltd., Class A	5,285	32,950
Luye Pharma Group Ltd., 144A	20,745	10,357
Luzhou Laojiao Co. Ltd., Class A	1,200	14,341
Maanshan Iron & Steel Co. Ltd., Class A	1,500	551
Mango Excellent Media Co. Ltd., Class A*	2,735	20,309
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	3,708	6,104
Meituan Dianping, Class B*	58,183	1,101,135
Metallurgical Corp. of China Ltd., Class A	21,700	7,601
Momo, Inc., ADR	2,493	48,364
Muyuan Foodstuff Co. Ltd., Class A	1,960	33,005
NanJi E-Commerce Co. Ltd., Class A*	3,900	10,300
Nanjing Securities Co. Ltd., Class A	4,000	7,706
NARI Technology Co. Ltd., Class A	3,870	10,036
NAURA Technology Group Co. Ltd., Class A	565	12,032
NavInfo Co. Ltd., Class A	2,200	4,565
NetEase, Inc., ADR	1,163	445,313
New China Life Insurance Co. Ltd., Class A	2,100	12,872
New China Life Insurance Co. Ltd., Class H	14,755	45,874

	Number of Shares	Value
China (Continued)
New Hope Liuhe Co. Ltd., Class A	4,300	$16,881
New Oriental Education & Technology Group, Inc., ADR*	2,331	279,627
Ninestar Corp., Class A	200	771
Ningbo Joyson Electronic Corp., Class A*	1,500	4,142
Ningbo Zhoushan Port Co. Ltd., Class A*	9,400	4,478
NIO, Inc., ADR*(a)	11,387	45,320
Noah Holdings Ltd., ADR*(a)	513	13,610
Oceanwide Holdings Co. Ltd., Class A	11,900	5,652
Offcn Education Technology Co. Ltd., Class A	2,700	11,122
Offshore Oil Engineering Co. Ltd., Class A	14,000	8,984
OFILM Group Co. Ltd., Class A*	7,400	14,702
Oppein Home Group, Inc., Class A	900	15,265
Orient Securities Co. Ltd., Class A	11,600	14,903
Oriental Pearl Group Co. Ltd., Class A	910	1,275
People’s Insurance Co. Group of China Ltd., Class A	6,700	5,829
People’s Insurance Co. Group of China Ltd., Class H	142,826	42,932
Perfect World Co. Ltd., Class A	1,500	9,236
PetroChina Co. Ltd., Class A	13,632	8,117
PetroChina Co. Ltd., Class H	324,360	111,307
PICC Property & Casualty Co. Ltd., Class H	109,660	94,926
Pinduoduo, Inc., ADR*	4,219	282,125
Ping An Bank Co. Ltd., Class A	20,100	36,610
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	6,128	80,716
Ping An Insurance Group Co. of China Ltd., Class A	10,900	107,985
Ping An Insurance Group Co. of China Ltd., Class H	96,231	949,709
Poly Developments and Holdings Group Co. Ltd., Class A	14,400	28,972
Poly Property Development Co. Ltd., Class H*	1,800	20,319
Postal Savings Bank of China Co. Ltd., Class H, 144A	162,456	103,323
Power Construction Corp. of China Ltd., Class A	12,201	5,829
RiseSun Real Estate Development Co. Ltd., Class A	8,800	9,605
Rongsheng Petro Chemical Co. Ltd., Class A	1,850	3,009
SAIC Motor Corp. Ltd., Class A	8,100	20,337
Sanan Optoelectronics Co. Ltd., Class A	4,900	15,968
Sangfor Technologies, Inc., Class A	375	9,879
Sany Heavy Industry Co. Ltd., Class A	6,600	16,950
SDIC Capital Co. Ltd., Class A	6,600	11,022
SDIC Power Holdings Co. Ltd., Class A	5,900	6,241
Seazen Group Ltd.*	34,845	32,231
Seazen Holdings Co. Ltd., Class A*	2,200	9,648
Semiconductor Manufacturing International Corp.*(a)	53,684	116,628

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
China (Continued)
SF Holding Co. Ltd., Class A	2,455	$15,678
Shaanxi Coal Industry Co. Ltd., Class A	7,100	7,132
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	1,100
Shandong Gold Mining Co. Ltd., Class A	3,240	16,841
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	37,764	66,062
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,521	607
Shanghai Baosight Software Co. Ltd., Class A	1,000	7,929
Shanghai Electric Group Co. Ltd., Class A	2,000	1,222
Shanghai Electric Group Co. Ltd., Class H	56,766	15,672
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	7,324
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	11,355	36,036
Shanghai International Airport Co. Ltd., Class A	900	9,128
Shanghai International Port Group Co. Ltd., Class A	11,400	6,469
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	22,159	15,644
Shanghai M&G Stationery, Inc., Class A	2,075	16,202
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,247
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,247	20,952
Shanghai Pudong Development Bank Co. Ltd., Class A	33,600	49,759
Shanghai RAAS Blood Products Co. Ltd., Class A*	5,600	6,442
Shanghai Tunnel Engineering Co. Ltd., Class A	800	702
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	544
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	4,122
Shanxi Securities Co. Ltd., Class A	10,500	10,195
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	700	12,564
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	800	536
Shenergy Co. Ltd., Class A	1,100	829
Shengyi Technology Co. Ltd., Class A	2,455	9,218
Shennan Circuits Co. Ltd., Class A	658	13,921
Shenwan Hongyuan Group Co. Ltd., Class A*	21,000	12,710
Shenzhen Energy Group Co. Ltd., Class A	12,300	9,478
Shenzhen Expressway Co. Ltd., Class H*	8,908	9,010
Shenzhen Goodix Technology Co. Ltd., Class A	565	17,138
Shenzhen Inovance Technology Co. Ltd., Class A	1,800	8,658
Shenzhen Kangtai Biological Products Co. Ltd., Class A	470	9,614
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	992	38,749

	Number of Shares	Value
China (Continued)
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	17,700	$14,482
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	558
Shenzhen Sunway Communication Co. Ltd., Class A*	1,100	6,012
Shenzhou International Group Holdings Ltd.	12,855	152,821
Shui On Land Ltd.	61,945	10,229
Sichuan Chuantou Energy Co. Ltd., Class A	12,600	15,676
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,149
Silergy Corp.	1,000	53,955
SINA Corp.*	1,121	35,099
Sinolink Securities Co. Ltd., Class A	800	1,103
Sino-Ocean Group Holding Ltd.	60,422	13,953
Sinopec Engineering Group Co. Ltd., Class H	22,915	9,608
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	599
Sinopec Shanghai Petrochemical Co. Ltd., Class H	47,643	11,739
Sinopharm Group Co. Ltd., Class H	22,474	55,261
Sinotruk Hong Kong Ltd.	12,017	29,176
SOHO China Ltd.*	28,361	9,549
Songcheng Performance Development Co. Ltd., Class A	2,520	6,454
SooChow Securities Co. Ltd., Class A	1,040	1,097
Spring Airlines Co. Ltd., Class A*	2,600	13,059
Sunac China Holdings Ltd.	42,177	176,565
Suning.com Co. Ltd., Class A	8,800	10,813
Sunny Optical Technology Group Co. Ltd.	11,533	152,355
Sunwoda Electronic Co. Ltd., Class A	1,800	3,589
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	8,172
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	777
TAL Education Group, ADR*	6,263	353,609
Tasly Pharmaceutical Group Co. Ltd., Class A	420	869
TBEA Co. Ltd., Class A	11,100	10,684
TCL Technology Group Corp., Class A	12,800	9,361
Tencent Holdings Ltd.	93,704	4,961,120
Tencent Music Entertainment Group, ADR*	5,976	77,210
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	3,200	7,868
Tianma Microelectronics Co. Ltd., Class A	1,000	1,898
Tianqi Lithium Corp., Class A	1,700	4,737
Tingyi Cayman Islands Holding Corp.	35,554	61,095
Tongcheng-Elong Holdings Ltd.*	13,200	23,670
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	888
Tongling Nonferrous Metals Group Co. Ltd., Class A*	2,600	688

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
China (Continued)
Tongwei Co. Ltd., Class A	3,800	$7,294
Topchoice Medical Corp., Class A*	755	15,008
Topsports International Holdings Ltd., 144A	20,768	29,471
TravelSky Technology Ltd., Class H	13,795	27,691
Trip.com Group Ltd., ADR*	7,635	202,862
Tsingtao Brewery Co. Ltd., Class A	200	1,773
Tsingtao Brewery Co. Ltd., Class H	7,216	49,944
Tunghsu Optoelectronic Technology Co. Ltd., Class A	17,600	6,830
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	700	6,757
Uni-President China Holdings Ltd.	22,460	23,238
Unisplendour Corp. Ltd., Class A*	3,296	17,673
Venustech Group, Inc., Class A	1,000	5,494
Vipshop Holdings Ltd., ADR*	7,193	124,727
Walvax Biotechnology Co. Ltd., Class A	1,300	7,632
Wanda Film Holding Co. Ltd., Class A*	2,400	5,431
Wanhua Chemical Group Co. Ltd., Class A	3,395	22,109
Want Want China Holdings Ltd.	82,325	59,156
Weibo Corp., ADR*(a)	942	28,985
Weichai Power Co. Ltd., Class A	5,900	10,779
Weichai Power Co. Ltd., Class H	33,202	57,482
Weifu High-Technology Group Co. Ltd., Class A	200	551
Wens Foodstuffs Group Co. Ltd., Class A	6,234	23,085
Western Securities Co. Ltd., Class A	900	1,004
Will Semiconductor Ltd., Class A	850	21,863
Wingtech Technology Co. Ltd., Class A*	935	12,809
Winning Health Technology Group Co. Ltd., Class A	1,900	6,205
Wuhan Guide Infrared Co. Ltd., Class A*	1,100	7,089
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	4,764
Wuliangye Yibin Co. Ltd., Class A	4,100	85,131
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,000	6,565
WuXi AppTec Co. Ltd., Class A	1,225	18,279
WuXi AppTec Co. Ltd., Class H, 144A(a)	3,584	37,914
Wuxi Biologics Cayman, Inc., 144A*	14,662	230,385
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,000	5,884
XCMG Construction Machinery Co. Ltd., Class A	8,400	6,908
Xiamen C & D, Inc., Class A	700	856
Xiaomi Corp., Class B, 144A*	170,988	265,146
Xinhu Zhongbao Co. Ltd., Class A	2,200	922
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	8,833	11,732
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	14,439	13,002
Xinyi Solar Holdings Ltd.	68,824	49,988
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	3,927
Yanzhou Coal Mining Co. Ltd., Class H	36,425	27,819

	Number of Shares	Value
China (Continued)
Yealink Network Technology Corp. Ltd., Class A	600	$7,566
Yifeng Pharmacy Chain Co. Ltd., Class A	1,100	12,146
Yihai International Holding Ltd.*	7,844	70,076
Yonghui Superstores Co. Ltd., Class A	7,800	10,185
Yonyou Network Technology Co. Ltd., Class A	2,697	13,188
Yum China Holdings, Inc.	5,822	269,791
Yunda Holding Co. Ltd., Class A	1,200	5,610
Yunnan Baiyao Group Co. Ltd., Class A	1,900	23,474
Yunnan Energy New Material Co. Ltd.	800	6,647
Yuzhou Properties Co. Ltd.	33,291	13,614
Zai Lab Ltd., ADR*(a)	863	64,207
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,100	22,612
Zhaojin Mining Industry Co. Ltd., Class H	15,551	19,019
Zhejiang Century Huatong Group Co. Ltd., Class A	6,900	12,954
Zhejiang Chint Electrics Co. Ltd., Class A	4,000	14,252
Zhejiang Dahua Technology Co. Ltd., Class A	5,600	11,675
Zhejiang Expressway Co. Ltd., Class H	28,655	20,147
Zhejiang Huayou Cobalt Co. Ltd., Class A	752	3,421
Zhejiang Longsheng Group Co. Ltd., Class A	5,300	9,044
Zhejiang NHU Co. Ltd., Class A	4,245	15,047
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A*	5,850	18,319
Zhejiang Supor Co. Ltd., Class A	945	8,964
Zhengzhou Yutong Bus Co. Ltd., Class A	503	853
Zhenro Properties Group Ltd.*	27,749	17,649
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	6,155	21,717
Zhongji Innolight Co. Ltd., Class A	700	5,589
Zhongjin Gold Corp. Ltd., Class A	900	1,170
Zhongsheng Group Holdings Ltd.	10,609	54,472
Zhuzhou CRRC Times Electric Co. Ltd., Class H	9,526	24,640
Zijin Mining Group Co. Ltd., Class A	26,800	14,193
Zijin Mining Group Co. Ltd., Class H*	87,522	35,002
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	6,226
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (a)	25,462	20,858
ZTE Corp., Class A*	3,600	18,183
ZTE Corp., Class H*	11,612	29,361
ZTO Express Cayman, Inc., ADR	6,064	197,808

(Cost $26,883,823)		32,249,858

Colombia — 0.2%
Bancolombia SA	4,079	27,339
Ecopetrol SA	88,265	47,091
Grupo de Inversiones Suramericana SA	3,686	17,985
Interconexion Electrica SA ESP	7,633	40,109

(Cost $157,317)		132,524

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Cyprus — 0.1%
Polymetal International PLC (Cost $48,171)	3,860	$77,565

Czech Republic — 0.1%
CEZ AS	2,674	52,449
Komercni banka AS*	1,290	27,618
Moneta Money Bank AS, 144A	7,868	17,396

(Cost $122,722)		97,463

Egypt — 0.1%
Commercial International Bank Egypt SAE	21,416	84,408
Eastern Co. SAE	17,485	13,726
ElSewedy Electric Co.	16,555	7,755

(Cost $116,179)		105,889

Greece — 0.2%
FF Group*(b)	1,458	7,769
Hellenic Telecommunications Organization SA	3,974	55,847
JUMBO SA	1,954	35,399
Motor Oil Hellas Corinth Refineries SA	1,162	19,348
OPAP SA	3,067	28,598

(Cost $170,495)		146,961

Hong Kong — 3.8%
Alibaba Health Information Technology Ltd.*	60,442	141,602
Alibaba Pictures Group Ltd.*	252,998	30,680
Beijing Enterprises Holdings Ltd.	8,260	27,439
Beijing Enterprises Water Group Ltd.*	74,043	27,988
Bosideng International Holdings Ltd.	54,735	14,052
Brilliance China Automotive Holdings Ltd.	56,861	49,735
China Ding Yi Feng Holdings Ltd.*	22,249	11,797
China Education Group Holdings Ltd.	11,301	19,536
China Everbright International Ltd.	66,969	34,385
China Everbright Ltd.	16,808	23,548
China Gas Holdings Ltd.	44,522	155,653
China Jinmao Holdings Group Ltd.	91,197	63,061
China Mengniu Dairy Co. Ltd.*	44,826	160,186
China Merchants Port Holdings Co. Ltd.	26,329	32,030
China Mobile Ltd.	99,996	697,902
China Overseas Land & Investment Ltd.	61,983	188,712
China Overseas Property Holdings Ltd.	20,000	22,628
China Power International Development Ltd.	65,498	14,365
China Resources Beer Holdings Co. Ltd.	23,795	126,012
China Resources Cement Holdings Ltd.	43,279	54,326
China Resources Gas Group Ltd.	14,858	80,984
China Resources Land Ltd.	50,733	199,947
China Resources Power Holdings Co. Ltd.	34,270	39,701
China State Construction International Holdings Ltd.	40,493	24,970
China Taiping Insurance Holdings Co. Ltd.	29,869	44,313
China Traditional Chinese Medicine Holdings Co. Ltd.	41,479	17,552

	Number of Shares	Value
Hong Kong (Continued)
China Unicom Hong Kong Ltd.*	101,566	$58,831
CITIC Ltd.	88,482	84,013
COSCO SHIPPING Ports Ltd.	29,062	14,509
Far East Horizon Ltd.	39,615	35,008
Geely Automobile Holdings Ltd.	81,713	111,741
Guangdong Investment Ltd.	49,465	97,379
Haier Electronics Group Co. Ltd.	21,624	60,257
Hutchison China MediTech Ltd., ADR*	1,010	22,028
Kingboard Holdings Ltd.	12,571	30,327
Kingboard Laminates Holdings Ltd.	19,629	17,093
Kunlun Energy Co. Ltd.	55,667	34,112
Lee & Man Paper Manufacturing Ltd.	28,609	15,390
Nine Dragons Paper Holdings Ltd.	26,958	23,579
Shanghai Industrial Holdings Ltd.	9,818	15,275
Shenzhen International Holdings Ltd.	17,040	28,446
Shenzhen Investment Ltd.	49,117	15,144
Shimao Property Holdings Ltd.	18,912	78,561
Sino Biopharmaceutical Ltd.	110,541	173,979
SSY Group Ltd.	26,110	16,000
Sun Art Retail Group Ltd.	38,732	59,261
Vinda International Holdings Ltd.	6,000	18,229
Wharf Holdings Ltd. (a)	18,229	32,500
Yuexiu Property Co. Ltd.	111,772	20,043

(Cost $3,610,643)		3,364,809

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	7,109	44,788
OTP Bank Nyrt*	3,700	122,707
Richter Gedeon Nyrt	2,049	44,625

(Cost $184,479)		212,120

India — 8.0%
Adani Ports & Special Economic Zone Ltd.	7,637	32,703
Ambuja Cements Ltd.	9,810	24,851
Asian Paints Ltd.	4,597	102,322
Aurobindo Pharma Ltd.	4,097	40,400
Avenue Supermarts Ltd., 144A*	2,461	73,858
Axis Bank Ltd.	12,941	65,881
Axis Bank Ltd., GDR	4,537	113,198
Bajaj Auto Ltd.	1,487	53,302
Bajaj Finance Ltd.	2,869	74,125
Bajaj Finserv Ltd.	665	38,738
Bandhan Bank Ltd., 144A	7,577	21,859
Berger Paints India Ltd.	3,192	20,758
Bharat Forge Ltd.	4,206	18,136
Bharat Petroleum Corp. Ltd.	11,131	50,461
Bharti Airtel Ltd.*	39,873	291,390
Bharti Infratel Ltd.	6,014	18,289
Biocon Ltd.	4,341	20,363
Bosch Ltd.	120	15,427
Britannia Industries Ltd.	1,089	48,661
Cipla Ltd.	5,831	49,981
Coal India Ltd.	22,209	41,501
Colgate-Palmolive India Ltd.	853	15,697
Container Corp. Of India Ltd.	3,624	18,025
Dabur India Ltd.	9,261	57,128

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
India (Continued)
Divi’s Laboratories Ltd.	1,435	$45,358
DLF Ltd.	8,973	17,877
Dr. Reddy’s Laboratories Ltd., ADR	1,921	102,658
Eicher Motors Ltd.	244	53,399
GAIL India Ltd.	27,552	33,649
Godrej Consumer Products Ltd.	6,164	51,665
Grasim Industries Ltd.	5,593	43,581
Havells India Ltd.	4,049	26,573
HCL Technologies Ltd.	17,397	126,596
HDFC Asset Management Co. Ltd., 144A	687	22,935
HDFC Life Insurance Co. Ltd., 144A*	11,048	76,443
Hero MotoCorp Ltd.	1,719	53,670
Hindalco Industries Ltd.	17,892	32,854
Hindustan Petroleum Corp. Ltd.	11,413	29,364
Hindustan Unilever Ltd.	13,387	364,231
Housing Development Finance Corp. Ltd.	26,756	586,984
ICICI Bank Ltd.	48,899	214,663
ICICI Bank Ltd., ADR (a)	15,167	131,953
ICICI Lombard General Insurance Co. Ltd., 144A	2,992	51,466
ICICI Prudential Life Insurance Co. Ltd., 144A	5,024	26,118
Indian Oil Corp. Ltd.	31,012	34,122
Indraprastha Gas Ltd.	3,185	19,885
Info Edge India Ltd.	948	33,647
Infosys Ltd.	26,687	243,872
Infosys Ltd., ADR	29,352	267,103
InterGlobe Aviation Ltd., 144A	1,521	19,421
ITC Ltd.*	54,871	143,207
JSW Steel Ltd.	15,206	37,042
Jubilant Foodworks Ltd.	1,048	22,960
Larsen & Toubro Ltd.	7,526	92,786
LIC Housing Finance Ltd.	5,993	18,986
Lupin Ltd.	3,731	42,917
Mahindra & Mahindra Ltd.	13,538	78,122
Marico Ltd.	5,640	25,643
Maruti Suzuki India Ltd.	1,883	139,720
Motherson Sumi Systems Ltd.	14,792	18,643
Nestle India Ltd.	369	85,597
NTPC Ltd.	40,883	52,904
Oil & Natural Gas Corp. Ltd.	43,540	47,907
Page Industries Ltd.	92	22,954
Petronet LNG Ltd.	11,376	37,995
Pidilite Industries Ltd.	2,037	39,557
Piramal Enterprises Ltd.	1,697	21,717
Power Grid Corp. of India Ltd.	26,462	55,135
REC Ltd.	13,897	16,274
Reliance Industries Ltd., GDR, 144A	23,731	912,457
SBI Life Insurance Co. Ltd., 144A*	5,717	58,114
Shree Cement Ltd.	161	44,409
Shriram Transport Finance Co. Ltd.	1,496	11,322
Siemens Ltd.	1,003	14,448
State Bank of India*	27,124	57,859
Sun Pharmaceutical Industries Ltd.	13,706	85,961
Tata Consultancy Services Ltd.	14,680	382,908
Tata Consumer Products Ltd.*	6,661	32,320
Tata Motors Ltd., ADR*	5,365	30,634

	Number of Shares	Value
India (Continued)
Tata Steel Ltd.	6,263	$24,450
Tech Mahindra Ltd.	7,881	55,285
Titan Co. Ltd.	5,252	61,816
Torrent Pharmaceuticals Ltd.	745	23,277
UltraTech Cement Ltd.	1,777	91,765
United Spirits Ltd.*	5,391	42,356
UPL Ltd.*	9,464	50,795
Vedanta Ltd.	32,667	39,831
Wipro Ltd., ADR	8,591	28,436
Wipro Ltd.	8,462	23,814
Zee Entertainment Enterprises Ltd.	14,746	35,794

(Cost $7,021,940)		7,125,258

Indonesia — 1.4%
PT Ace Hardware Indonesia Tbk*	109,101	11,612
PT Adaro Energy Tbk	279,522	21,045
PT Astra International Tbk	320,390	104,604
PT Bank Central Asia Tbk	156,639	278,219
PT Bank Mandiri Persero Tbk	289,551	88,589
PT Bank Negara Indonesia Persero Tbk	125,050	32,782
PT Bank Rakyat Indonesia Persero Tbk	879,120	177,509
PT Barito Pacific Tbk*	449,551	41,540
PT Charoen Pokphand Indonesia Tbk	121,620	48,074
PT Gudang Garam Tbk	7,947	26,517
PT Hanjaya Mandala Sampoerna Tbk*	177,465	23,565
PT Indah Kiat Pulp & Paper Corp. Tbk	47,643	17,120
PT Indocement Tunggal Prakarsa Tbk*	32,232	26,695
PT Indofood CBP Sukses Makmur Tbk	44,482	24,814
PT Indofood Sukses Makmur Tbk	57,836	22,762
PT Kalbe Farma Tbk	277,367	26,863
PT Perusahaan Gas Negara Tbk	207,906	12,238
PT Semen Indonesia Persero Tbk	50,428	33,826
PT Telekomunikasi Indonesia Persero Tbk	766,846	165,336
PT Unilever Indonesia Tbk	111,089	58,928
PT United Tractors Tbk	28,476	30,600
PT XL Axiata Tbk*	48,589	8,614

(Cost $1,568,409)		1,281,852

Luxembourg — 0.0%
Reinet Investments SCA (Cost $46,319)	2,458	38,511

Malaysia — 1.8%
AMMB Holdings Bhd	30,746	22,419
Axiata Group Bhd	49,199	43,003
Carlsberg Brewery Malaysia Bhd	2,900	19,264
CIMB Group Holdings Bhd	96,584	83,754
Dialog Group Bhd	70,136	64,369
DiGi.Com Bhd	55,660	58,253
Fraser & Neave Holdings Bhd	1,800	13,473
Gamuda Bhd	32,085	28,782
Genting Bhd	37,467	34,472
Genting Malaysia Bhd	45,934	24,512
Genting Plantations Bhd	2,900	6,737
HAP Seng Consolidated Bhd	11,451	19,728
Hartalega Holdings Bhd	26,202	75,577
Hong Leong Bank Bhd	11,541	36,103

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Malaysia (Continued)
Hong Leong Financial Group Bhd	3,100	$9,555
IHH Healthcare Bhd	33,335	41,635
IJM Corp. Bhd	41,664	18,400
IOI Corp. Bhd	31,994	33,484
Kuala Lumpur Kepong Bhd	7,210	36,552
Malayan Banking Bhd	63,035	108,744
Malaysia Airports Holdings Bhd	16,200	18,631
Maxis Bhd	37,096	45,053
MISC Bhd	20,400	38,947
Nestle Malaysia Bhd	1,300	41,564
Petronas Chemicals Group Bhd	37,924	54,956
Petronas Dagangan Bhd	4,304	23,245
Petronas Gas Bhd	13,135	57,404
PPB Group Bhd	9,862	39,380
Press Metal Aluminium Holdings Bhd	24,100	20,899
Public Bank Bhd	47,222	159,235
QL Resources Bhd	11,400	26,537
RHB Bank Bhd	24,053	26,391
Sime Darby Bhd	46,823	22,510
Sime Darby Plantation Bhd	36,823	42,011
Telekom Malaysia Bhd	18,945	18,433
Tenaga Nasional Bhd	37,205	96,361
Top Glove Corp. Bhd	27,000	82,599
Westports Holdings Bhd	14,807	13,589
YTL Corp. Bhd	55,098	13,180

(Cost $1,783,356)		1,619,741

Mexico — 1.8%
Alfa SAB de CV, Class A	48,431	25,641
America Movil SAB de CV, Series L	551,451	368,306
Arca Continental SAB de CV	6,643	29,631
Becle SAB de CV*	8,852	15,329
Cemex SAB de CV, Series CPO	230,665	54,612
Coca-Cola Femsa SAB de CV	8,593	37,508
Fibra Uno Administracion SA de CV REIT	49,505	37,752
Fomento Economico Mexicano SAB de CV	31,953	216,089
Gruma SAB de CV, Class B	3,316	32,911
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,893	38,904
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,461	35,672
Grupo Bimbo SAB de CV, Series A	27,196	42,521
Grupo Carso SAB de CV, Series A1	6,868	15,483
Grupo Financiero Banorte SAB de CV, Class O	41,148	124,792
Grupo Financiero Inbursa SAB de CV, Class O*	40,170	27,535
Grupo Mexico SAB de CV, Series B	50,104	107,283
Grupo Televisa SAB, Series CPO*	40,559	48,050
Industrias Penoles SAB de CV	2,241	21,311
Infraestructura Energetica Nova SAB de CV	8,675	24,623
Kimberly-Clark de Mexico SAB de CV, Class A	24,725	38,379
Megacable Holdings SAB de CV, Series CPO	5,498	16,630

	Number of Shares	Value
Mexico (Continued)
Orbia Advance Corp. SAB de CV	16,848	$24,724
Promotora y Operadora de Infraestructura SAB de CV*	3,794	28,609
Wal-Mart de Mexico SAB de CV	86,721	216,465

(Cost $2,795,904)		1,628,760

Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	3,290	25,826
Credicorp Ltd.	1,109	152,842
Southern Copper Corp. (a)	1,445	52,454

(Cost $287,744)		231,122

Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	33,290	28,213
Aboitiz Power Corp.	22,646	12,437
Altus San Nicolas Corp.*(b)	871	89
Ayala Corp.	4,626	68,312
Ayala Land, Inc.	120,724	76,317
Bank of the Philippine Islands	17,024	22,297
BDO Unibank, Inc.	33,135	65,720
Globe Telecom, Inc.	574	26,013
GT Capital Holdings, Inc.*	1,504	11,498
International Container Terminal Services, Inc.	16,232	28,122
JG Summit Holdings, Inc.	48,242	46,508
Jollibee Foods Corp.	6,833	14,673
Manila Electric Co.	3,630	20,294
Megaworld Corp.	191,200	10,765
Metro Pacific Investments Corp.	275,127	15,708
Metropolitan Bank & Trust Co.	27,112	18,853
PLDT, Inc.	1,616	40,703
Puregold Price Club, Inc.	13,600	12,359
Robinsons Land Corp.	36,539	10,669
SM Investments Corp.*	3,768	68,110
SM Prime Holdings, Inc.*	158,991	94,697
Universal Robina Corp.	14,909	38,583

(Cost $1,032,182)		730,940

Poland — 0.8%
Bank Polska Kasa Opieki SA	2,783	36,468
CD Projekt SA*	1,129	113,659
Cyfrowy Polsat SA	4,472	29,122
Dino Polska SA, 144A*	763	34,735
Grupa Lotos SA	1,453	21,568
KGHM Polska Miedz SA*	2,373	51,045
LPP SA	23	39,336
mBank SA*	281	15,090
Orange Polska SA*	8,806	14,314
PGE Polska Grupa Energetyczna SA*	15,307	18,455
Polski Koncern Naftowy ORLEN SA	5,007	83,337
Polskie Gornictwo Naftowe i Gazownictwo SA	27,431	28,750
Powszechna Kasa Oszczednosci Bank Polski SA	14,718	81,827
Powszechny Zaklad Ubezpieczen SA	10,117	75,265
Santander Bank Polska SA*	616	25,002

(Cost $891,270)		667,973

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Qatar — 0.9%
Barwa Real Estate Co.	28,937	$23,048
Commercial Bank PSQC	27,672	28,082
Industries Qatar QSC	30,872	66,730
Masraf Al Rayan QSC	60,108	64,714
Mesaieed Petrochemical Holding Co.	80,210	44,147
Ooredoo QPSC	16,570	28,666
Qatar Electricity & Water Co. QSC	7,912	32,422
Qatar Fuel QSC	7,672	33,714
Qatar International Islamic Bank QSC	12,652	26,965
Qatar Islamic Bank SAQ	19,312	81,682
Qatar National Bank QPSC	74,173	360,170

(Cost $744,825)		790,340

Romania — 0.0%
NEPI Rockcastle PLC (Cost $87,980)	6,574	33,522

Russia — 3.4%
Alrosa PJSC	42,237	39,629
Gazprom PJSC	179,270	509,579
Gazprom PJSC, ADR	7,409	41,150
Inter RAO UES PJSC	597,307	41,981
LUKOIL PJSC	3,648	271,879
LUKOIL PJSC, ADR	3,184	236,380
Magnit PJSC, GDR	5,866	66,872
Magnitogorsk Iron & Steel Works PJSC	38,347	22,046
MMC Norilsk Nickel PJSC	1,073	337,264
Mobile TeleSystems PJSC, ADR	8,351	74,240
Moscow Exchange MICEX-RTS PJSC	21,238	34,507
Novatek PJSC, GDR	1,463	211,696
Novolipetsk Steel PJSC	19,137	37,478
PhosAgro PJSC, GDR	2,200	30,360
Polyus PJSC	563	93,427
Rosneft Oil Co. PJSC, GDR	19,254	100,198
Sberbank of Russia PJSC	176,434	502,897
Severstal PAO	725	9,633
Severstal PAO, GDR	2,697	35,385
Surgutneftegas PJSC, ADR	11,092	61,671
Tatneft PJSC	23,115	174,819
VTB Bank PJSC, GDR	10,145	9,983
VTB Bank PJSC	36,674,306	18,931
X5 Retail Group NV, GDR	1,793	53,248

(Cost $2,881,808)		3,015,253

Saudi Arabia — 2.8%
Abdullah Al Othaim Markets Co.	731	22,265
Advanced Petrochemical Co.	1,740	22,445
Al Rajhi Bank	20,033	299,748
Alinma Bank*	16,631	65,001
Almarai Co. JSC	4,475	58,439
Arab National Bank	8,833	46,470
Bank AlBilad	6,574	38,016
Bank Al-Jazira	6,916	20,660
Banque Saudi Fransi	9,123	72,260
Bupa Arabia for Cooperative Insurance Co.	988	29,724
Co. for Cooperative Insurance*	1,093	20,370
Dar Al Arkan Real Estate Development Co.*	9,461	17,229

	Number of Shares	Value
Saudi Arabia (Continued)
Emaar Economic City*	6,611	$12,198
Etihad Etisalat Co.*	6,609	45,573
Jarir Marketing Co.	1,021	36,915
National Commercial Bank	24,097	239,944
National Industrialization Co.*	5,760	15,090
Rabigh Refining & Petrochemical Co.*	3,791	13,626
Riyad Bank	22,109	96,536
Sahara International Petrochemical Co.	5,966	22,873
Samba Financial Group	14,933	93,669
Saudi Airlines Catering Co.	696	14,083
Saudi Arabian Fertilizer Co.	2,993	60,163
Saudi Arabian Mining Co.*	6,854	61,222
Saudi Arabian Oil Co., 144A	19,624	172,415
Saudi Basic Industries Corp.	14,750	325,945
Saudi British Bank	10,823	65,987
Saudi Cement Co.	1,309	16,031
Saudi Electricity Co.*	13,807	62,124
Saudi Industrial Investment Group	3,904	20,268
Saudi Kayan Petrochemical Co.*	12,956	28,630
Saudi Telecom Co.	9,854	262,354
Savola Group	4,563	49,809
Yanbu National Petrochemical Co.	4,026	53,487

(Cost $2,956,353)		2,481,569

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $23,186)	3,716	20,422

South Africa — 3.5%
Absa Group Ltd.	12,120	56,070
Anglo American Platinum Ltd.	805	50,906
AngloGold Ashanti Ltd.	6,845	165,548
Aspen Pharmacare Holdings Ltd.*	6,720	53,478
Bid Corp. Ltd.	5,141	72,142
Bidvest Group Ltd.	4,497	38,905
Capitec Bank Holdings Ltd.	779	37,537
Clicks Group Ltd.	4,247	56,320
Discovery Ltd. (a)	6,799	38,058
Exxaro Resources Ltd.	4,043	28,547
FirstRand Ltd.	54,471	124,540
Gold Fields Ltd.	13,734	107,277
Growthpoint Properties Ltd. REIT	43,106	30,650
Impala Platinum Holdings Ltd.	12,701	84,722
Kumba Iron Ore Ltd.	1,122	30,321
Life Healthcare Group Holdings Ltd.	21,769	22,709
Momentum Metropolitan Holdings	17,362	17,053
Mr Price Group Ltd.	4,419	32,730
MTN Group Ltd.	27,046	83,055
MultiChoice Group*	7,017	34,585
Naspers Ltd., Class N	7,280	1,156,492
Nedbank Group Ltd.	6,250	35,174
Northam Platinum Ltd.*	5,369	33,532
Old Mutual Ltd.	78,132	49,990
Pepkor Holdings Ltd., 144A	10,101	6,906
Pick n Pay Stores Ltd.	6,977	21,183
PSG Group Ltd.	2,151	19,911
Rand Merchant Investment Holdings Ltd.	12,920	20,000

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
South Africa (Continued)
Remgro Ltd.	8,769	$69,425
RMB Holdings Ltd.	13,448	40,577
Sanlam Ltd.	31,540	101,653
Sasol Ltd.*(a)	8,739	45,059
Shoprite Holdings Ltd.	7,938	46,795
Sibanye Stillwater Ltd.*	35,998	66,389
SPAR Group Ltd.	3,029	30,233
Standard Bank Group Ltd.	20,882	120,888
Tiger Brands Ltd.	2,670	23,884
Vodacom Group Ltd.	10,809	77,736
Woolworths Holdings Ltd.	15,151	24,964

(Cost $5,294,054)		3,155,944

South Korea — 10.8%
Amorepacific Corp.	526	69,230
AMOREPACIFIC Group	507	23,662
BGF retail Co. Ltd.	168	22,654
BNK Financial Group, Inc.	5,322	21,830
Celltrion Healthcare Co. Ltd.*	1,103	80,869
Celltrion Pharm, Inc.*	259	19,177
Celltrion, Inc.*	1,538	265,140
Cheil Worldwide, Inc.	1,128	15,120
CJ CheilJedang Corp.	138	33,095
CJ Corp.	306	22,707
CJ ENM Co. Ltd.	204	19,931
CJ Logistics Corp.*	160	20,800
Coway Co. Ltd.	750	40,333
Daelim Industrial Co. Ltd.	452	33,687
Daewoo Engineering & Construction Co. Ltd.*	3,119	9,646
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	797	14,029
DB Insurance Co. Ltd.	721	25,267
Doosan Bobcat, Inc.	736	14,085
Douzone Bizon Co. Ltd.	313	30,328
E-MART, Inc.	375	34,368
Fila Holdings Corp.	852	26,452
GS Engineering & Construction Corp.	996	22,961
GS Holdings Corp.	805	24,505
GS Retail Co. Ltd.	605	20,811
Hana Financial Group, Inc.	4,476	107,522
Hankook Tire & Technology Co. Ltd.	953	18,045
Hanmi Pharm. Co. Ltd.	121	23,156
Hanon Systems	2,349	18,474
Hanwha Corp.	414	6,719
Hanwha Solutions Corp.	1,666	21,725
Helixmith Co. Ltd.*	372	18,804
HLB, Inc.*	675	61,535
Hotel Shilla Co. Ltd.	560	35,813
Hyundai Department Store Co. Ltd.	219	11,317
Hyundai Engineering & Construction Co. Ltd.	1,416	39,103
Hyundai Glovis Co. Ltd.	300	27,373
Hyundai Heavy Industries Holdings Co. Ltd.	184	40,189
Hyundai Marine & Fire Insurance Co. Ltd.	1,240	24,280
Hyundai Mobis Co. Ltd.	1,075	171,868

	Number of Shares	Value
South Korea (Continued)
Hyundai Motor Co.	2,372	$187,699
Hyundai Steel Co.	1,405	24,788
Industrial Bank of Korea	4,142	27,693
Kakao Corp.	919	195,532
Kangwon Land, Inc.	1,636	31,968
KB Financial Group, Inc.	6,402	175,758
Kia Motors Corp.	4,186	115,766
KMW Co. Ltd.*	432	20,336
Korea Aerospace Industries Ltd.	1,354	27,715
Korea Electric Power Corp.*	3,873	67,550
Korea Gas Corp.	386	9,304
Korea Investment Holdings Co. Ltd.	777	33,064
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	658	48,243
Korea Zinc Co. Ltd.	162	49,446
Korean Air Lines Co. Ltd.*	990	16,547
KT&G Corp.	1,847	125,127
Kumho Petrochemical Co. Ltd.	378	21,640
LG Chem Ltd.	743	234,278
LG Corp.	1,334	67,968
LG Display Co. Ltd.*	4,330	35,662
LG Electronics, Inc.	1,574	75,367
LG Household & Health Care Ltd.	151	167,039
LG Innotek Co. Ltd.	288	34,301
LG Uplus Corp.	3,645	38,703
Lotte Chemical Corp.	299	45,389
Lotte Corp.	345	9,555
Lotte Shopping Co. Ltd.	218	15,666
Meritz Securities Co. Ltd.	5,293	14,040
Mirae Asset Daewoo Co. Ltd.	3,238	16,132
NAVER Corp.	2,018	368,257
NCSoft Corp.	269	171,594
Neoplux Co. Ltd.*	25	40
Netmarble Corp., 144A*	344	25,638
NH Investment & Securities Co. Ltd.	1,159	9,106
Orion Corp.	425	45,299
Ottogi Corp.	31	13,792
Pan Ocean Co. Ltd.*	5,010	14,462
Pearl Abyss Corp.*	117	19,320
POSCO	1,162	169,827
POSCO Chemical Co. Ltd.	481	21,556
Posco International Corp.	988	12,764
S-1 Corp.	320	24,082
Samsung Biologics Co. Ltd., 144A*	280	140,627
Samsung C&T Corp.	1,437	114,988
Samsung Card Co. Ltd.	467	11,143
Samsung Electro-Mechanics Co. Ltd.	948	95,684
Samsung Electronics Co. Ltd.	78,082	3,196,542
Samsung Engineering Co. Ltd.*	2,746	26,829
Samsung Fire & Marine Insurance Co. Ltd.	463	68,228
Samsung Heavy Industries Co. Ltd.*	7,964	30,963
Samsung Life Insurance Co. Ltd.	1,261	46,532
Samsung SDI Co. Ltd.	899	260,601
Samsung SDS Co. Ltd.	522	80,295
Samsung Securities Co. Ltd.	1,050	23,697
Shinhan Financial Group Co. Ltd.	7,181	174,821

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
South Korea (Continued)
Shinsegae, Inc.	120	$23,739
SK Holdings Co. Ltd.	566	109,229
SK Hynix, Inc.	8,959	589,575
SK Innovation Co. Ltd.	882	84,393
SK Telecom Co. Ltd.	350	61,044
S-Oil Corp.	829	47,326
Woori Financial Group, Inc.	8,858	65,302
Yuhan Corp.	795	33,316

(Cost $7,483,423)		9,649,497

Taiwan — 11.9%
Accton Technology Corp.	8,112	65,247
Acer, Inc.	58,804	32,022
Advantech Co. Ltd.	6,121	60,547
Airtac International Group	2,210	37,907
ASE Technology Holding Co. Ltd.	53,502	110,122
Asia Cement Corp.	35,398	51,343
Asustek Computer, Inc.	11,409	79,986
AU Optronics Corp.	136,474	34,454
Catcher Technology Co. Ltd.	10,692	77,631
Cathay Financial Holding Co. Ltd.	126,509	168,749
Chailease Holding Co. Ltd.	19,811	76,869
Chang Hwa Commercial Bank Ltd.	92,742	58,070
Cheng Shin Rubber Industry Co. Ltd.	36,610	39,994
Chicony Electronics Co. Ltd.	12,128	34,738
China Airlines Ltd.	28,482	7,779
China Development Financial Holding Corp.	216,578	65,568
China Life Insurance Co. Ltd.*	42,642	29,469
China Steel Corp.	190,114	125,371
Chunghwa Telecom Co. Ltd.	62,522	230,098
Compal Electronics, Inc.	68,943	43,857
CTBC Financial Holding Co. Ltd.	286,219	190,177
Delta Electronics, Inc.	30,329	139,397
E.Sun Financial Holding Co. Ltd.	171,762	152,455
Eclat Textile Co. Ltd.	2,518	25,914
Eva Airways Corp.	47,910	17,552
Evergreen Marine Corp. Taiwan Ltd.*	53,835	19,544
Far Eastern New Century Corp.	55,555	49,773
Far EasTone Telecommunications Co. Ltd.	22,472	48,424
Feng TAY Enterprise Co. Ltd.	4,358	26,271
First Financial Holding Co. Ltd.	164,387	125,104
Formosa Chemicals & Fibre Corp.	53,316	127,852
Formosa Petrochemical Corp.	18,509	54,063
Formosa Plastics Corp.	59,532	164,568
Formosa Taffeta Co. Ltd.	17,850	20,332
Foxconn Technology Co. Ltd.	16,450	29,531
Fubon Financial Holding Co. Ltd.	107,684	152,067
Giant Manufacturing Co. Ltd.	4,882	38,210
Globalwafers Co. Ltd.	3,810	45,872
Highwealth Construction Corp.	15,731	23,236
Hiwin Technologies Corp.	3,555	36,290
Hon Hai Precision Industry Co. Ltd.	202,264	510,628
Hotai Motor Co. Ltd.	5,064	90,401
Hua Nan Financial Holdings Co. Ltd.	129,311	83,767
Innolux Corp.	136,321	28,240

	Number of Shares	Value
Taiwan (Continued)
Inventec Corp.	37,404	$30,397
Largan Precision Co. Ltd.	1,591	203,213
Lite-On Technology Corp.	36,933	59,167
MediaTek, Inc.	24,951	384,756
Mega Financial Holding Co. Ltd.	178,860	183,179
Micro-Star International Co. Ltd.	10,576	35,576
Nan Ya Plastics Corp.	81,141	169,984
Nanya Technology Corp.	21,550	42,921
Nien Made Enterprise Co. Ltd.	2,946	25,216
Novatek Microelectronics Corp.	10,048	68,604
Pegatron Corp.	31,406	67,467
Phison Electronics Corp.	2,823	25,856
Pou Chen Corp.	36,766	36,184
Powertech Technology, Inc.	10,097	32,620
President Chain Store Corp.	9,474	93,241
Quanta Computer, Inc.	45,635	106,393
Realtek Semiconductor Corp.	8,294	71,407
Ruentex Development Co. Ltd.*	12,986	19,766
Shanghai Commercial & Savings Bank Ltd.	50,972	72,660
Shin Kong Financial Holding Co. Ltd.*	188,370	52,323
SinoPac Financial Holdings Co. Ltd.	174,056	68,405
Standard Foods Corp.	7,588	16,048
Synnex Technology International Corp.	17,611	26,043
Taishin Financial Holding Co. Ltd.	165,081	71,476
Taiwan Business Bank	96,039	33,906
Taiwan Cement Corp.	72,060	102,120
Taiwan Cooperative Financial Holding Co. Ltd.	136,553	92,779
Taiwan High Speed Rail Corp.	33,255	41,756
Taiwan Mobile Co. Ltd.	26,378	94,442
Taiwan Semiconductor Manufacturing Co. Ltd.	401,702	3,906,644
Tatung Co. Ltd.*	35,528	24,553
Uni-President Enterprises Corp.	77,860	188,783
United Microelectronics Corp.	189,265	97,390
Vanguard International Semiconductor Corp.	16,396	40,137
Walsin Technology Corp.	6,010	37,431
Win Semiconductors Corp.	5,929	50,749
Winbond Electronics Corp.	55,240	25,297
Wistron Corp.	53,625	51,080
Wiwynn Corp.	1,252	33,401
WPG Holdings Ltd.	21,501	28,107
Yageo Corp.	4,890	60,341
Yuanta Financial Holding Co. Ltd.	144,897	78,421
Zhen Ding Technology Holding Ltd.	9,348	37,205

(Cost $7,388,297)		10,616,933

Thailand — 2.4%
Advanced Info Service PCL, NVDR	20,074	121,479
Airports of Thailand PCL, NVDR	69,400	135,266
Asset World Corp. PCL, NVDR	91,000	13,560
B Grimm Power PCL, NVDR	10,800	17,910
Bangkok Bank PCL, NVDR	8,646	29,626
Bangkok Commercial Asset Management PCL, NVDR	25,700	19,067

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Thailand (Continued)
Bangkok Dusit Medical Services PCL, NVDR	146,900	$103,906
Bangkok Expressway & Metro PCL, NVDR	134,100	41,524
Berli Jucker PCL, NVDR	19,000	25,385
BTS Group Holdings PCL, NVDR	125,844	47,869
Bumrungrad Hospital PCL, NVDR	7,300	27,539
Central Pattana PCL, NVDR	37,200	57,595
Central Retail Corp. PCL, NVDR*	28,600	34,615
Charoen Pokphand Foods PCL, NVDR	65,643	65,003
CP ALL PCL, NVDR	94,800	210,104
Electricity Generating PCL, NVDR	3,900	33,838
Energy Absolute PCL, NVDR	28,800	35,310
Global Power Synergy PCL, NVDR	10,800	25,633
Gulf Energy Development PCL, NVDR	45,500	53,996
Home Product Center PCL, NVDR	98,400	45,782
Indorama Ventures PCL, NVDR	28,097	25,173
Intouch Holdings PCL, NVDR	35,900	60,661
IRPC PCL, NVDR	190,918	16,205
Kasikornbank PCL, NVDR	30,679	92,587
Krung Thai Bank PCL, NVDR	68,206	22,299
Krungthai Card PCL, NVDR	11,700	14,161
Land & Houses PCL, NVDR	124,100	28,479
Minor International PCL, NVDR*	40,500	23,681
Muangthai Capital PCL, NVDR	10,100	17,701
Osotspa PCL, NVDR	10,800	14,429
PTT Exploration & Production PCL, NVDR	23,813	62,883
PTT Global Chemical PCL, NVDR	40,600	54,882
PTT PCL	47,400	52,899
PTT PCL, NVDR	141,780	158,227
Ratch Group PCL, NVDR	11,200	24,646
Siam Cement PCL	6,458	69,635
Siam Cement PCL, NVDR	6,300	67,932
Siam Commercial Bank PCL, NVDR	14,098	32,796
Srisawad Corp. PCL, NVDR*	10,800	19,352
Thai Oil PCL, NVDR	18,157	24,544
Thai Union Group PCL, NVDR	54,700	23,558
TMB Bank PCL, NVDR	420,026	15,185
Total Access Communication PCL, NVDR	11,600	16,228
True Corp. PCL, NVDR	189,500	22,042

(Cost $2,375,188)		2,105,192

Turkey — 0.4%
Akbank T.A.S.*	45,545	37,960
Anadolu Efes Biracilik Ve Malt Sanayii AS*	3,943	10,708
Aselsan Elektronik Sanayi Ve Ticaret AS	5,352	23,660
BIM Birlesik Magazalar AS	7,100	67,703
Eregli Demir ve Celik Fabrikalari TAS*	22,518	26,552
Ford Otomotiv Sanayi AS	1,335	12,095
Haci Omer Sabanci Holding AS	15,448	18,781
KOC Holding AS	12,751	30,145
TAV Havalimanlari Holding AS	3,190	9,485
Tupras Turkiye Petrol Rafinerileri AS*	2,020	25,357
Turk Hava Yollari AO*	10,531	19,436
Turkcell Iletisim Hizmetleri AS	13,444	27,884
Turkiye Garanti Bankasi AS*	38,612	44,228

	Number of Shares	Value
Turkey (Continued)
Turkiye Is Bankasi AS, Class C*	23,601	$17,112
Yapi ve Kredi Bankasi AS*	56,351	19,150

(Cost $776,082)		390,256

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	46,177	55,315
Aldar Properties PJSC	63,178	29,756
DP World PLC	3,094	48,730
Dubai Islamic Bank PJSC	27,536	26,613
Emaar Malls PJSC*	43,172	15,514
Emaar Properties PJSC*	64,943	44,201
Emirates NBD Bank PJSC	20,944	49,265
Emirates Telecommunications Group Co. PJSC	28,435	121,074
First Abu Dhabi Bank PJSC	48,032	144,888

(Cost $655,408)		535,356

TOTAL COMMON STOCKS (Cost $81,279,955)		86,417,874

PREFERRED STOCKS — 2.2%
Brazil — 1.4%
Banco Bradesco SA	71,663	254,486
Braskem SA, Class A	3,473	18,054
Centrais Eletricas Brasileiras SA, Class B*	4,441	25,549
Cia Energetica de Minas Gerais	17,569	35,558
Cia Paranaense de Energia	1,687	20,012
Gerdau SA	18,889	47,538
Itau Unibanco Holding SA	78,893	340,628
Itausa — Investimentos Itau SA	72,056	119,637
Lojas Americanas SA	13,202	69,891
Petroleo Brasileiro SA	75,445	287,568
Telefonica Brasil SA	6,690	59,098

(Cost $1,420,513)		1,278,019

Chile — 0.1%
Embotelladora Andina SA, Class B	5,576	13,383
Sociedad Quimica y Minera de Chile SA, Class B	2,045	50,202

(Cost $52,923)		63,585

Colombia — 0.0%
Bancolombia SA (Cost $69,866)	7,347	48,455

Russia — 0.1%
Surgutneftegas PJSC (Cost $57,270)	104,162	52,434

South Korea — 0.6%
Amorepacific Corp.	212	9,877
AMOREPACIFIC Group	37	1,031
Hyundai Motor Co.	468	21,275
Hyundai Motor Co. — 2nd Preferred	584	28,388
LG Chem Ltd.	134	19,151
LG Household & Health Care Ltd.	33	19,052

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
South Korea (Continued)
Samsung Electronics Co. Ltd.	13,276	$459,346

(Cost $367,096)		558,120

TOTAL PREFERRED STOCKS (Cost $1,967,668)		2,000,613

	Principal Amount

CORPORATE BONDS — 0.0%

India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $411)	INR 29,160	395

	Number of Shares
RIGHTS — 0.0%

Brazil — 0.0%
Natura & Co. Holding SA*, expires 6/12/20 (Cost $0)	584	545

China — 0.0%
Zhengqi Financial Holding Corp.*(b) (Cost $0)	532	0

TOTAL RIGHTS (Cost $0)		545

WARRANTS — 0.0%

Thailand — 0.0%
BTS Group Holdings PCL*, expires 2/16/21	14,384	606

	Number of Shares
Thailand (Continued)
Minor International PCL*, expires 9/30/21	2,475	$133

TOTAL WARRANTS (Cost $0)		739

EXCHANGE-TRADED FUNDS — 0.0%
Global X MSCI Pakistan ETF (Cost $33,215)	875	20,475

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (c)(d)
(Cost $404,374)	404,374	404,374

CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.12% (c)
(Cost $1,075,539)	1,075,539	1,075,539

TOTAL INVESTMENTS — 100.6% (Cost $84,761,162)		$89,920,554
Other assets and liabilities, net — (0.6%)		(532,490)

NET ASSETS — 100.0%		$89,388,064

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (c)(d)
751,459	—	(347,085	)(e)	—	–	11,609	—	404,374	404,374

CASH EQUIVALENTS —1.2%
DWS Government Money Market Series “Institutional Shares”, 0.12% (c)
879,859	40,845,800	(40,650,120)		—	—	26,672	—	1,075,539	1,075,539

1,631,318	40,845,800	(40,997,205)		—	—	38,281	—	1,479,913	1,479,913

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $1,029,929, which is 1.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $679,558.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Futures	USD	24	$990,085	$1,119,480	6/19/2020	$129,395

As of May 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	6/3/2020	AED	1,694,300	USD	461,210	$–	$(50)
Citigroup Global Markets	6/3/2020	BRL	5,962,800	USD	1,098,769	–	(18,453)
JP Morgan & Chase Co.	6/3/2020	BRL	4,570,800	USD	837,826	–	(18,584)
JP Morgan & Chase Co.	6/3/2020	BRL	3,206,000	USD	590,663	–	(10,031)
RBC Capital Markets	6/3/2020	BRL	10,992,200	USD	2,025,600	–	(33,958)
Citigroup Global Markets	6/3/2020	CLP	429,500,300	USD	514,119	–	(22,484)
RBC Capital Markets	6/3/2020	CLP	80,649,000	USD	96,551	–	(4,209)
RBC Capital Markets	6/3/2020	CLP	14,715,400	USD	17,619	–	(765)
JP Morgan & Chase Co.	6/3/2020	CNH	12,402,200	USD	1,755,514	18,260	–
JP Morgan & Chase Co.	6/3/2020	CNH	2,889,000	USD	408,927	4,246	–
RBC Capital Markets	6/3/2020	CNH	14,483,700	USD	2,050,206	21,383	–
Citigroup Global Markets	6/3/2020	COP	959,445,400	USD	244,037	–	(13,113)
JP Morgan & Chase Co.	6/3/2020	CZK	2,364,000	USD	95,793	–	(1,725)
Citigroup Global Markets	6/3/2020	EGP	1,817,600	USD	114,171	–	(239)
JP Morgan & Chase Co.	6/3/2020	EUR	201,800	USD	221,148	–	(2,874)
Citigroup Global Markets	6/3/2020	HKD	58,012,100	USD	7,480,027	–	(3,440)
JP Morgan & Chase Co.	6/3/2020	HKD	34,211,200	USD	4,410,968	–	(2,222)
JP Morgan & Chase Co.	6/3/2020	HKD	21,283,000	USD	2,744,104	–	(1,368)
RBC Capital Markets	6/3/2020	HKD	61,228,300	USD	7,894,569	–	(3,784)
JP Morgan & Chase Co.	6/3/2020	HUF	26,696,000	USD	83,144	–	(2,230)
RBC Capital Markets	6/3/2020	HUF	44,286,400	USD	137,090	–	(4,538)
Citigroup Global Markets	6/3/2020	INR	90,272,800	USD	1,198,205	4,724	–
JP Morgan & Chase Co.	6/3/2020	INR	378,257,200	USD	5,016,408	15,532	–
JP Morgan & Chase Co.	6/3/2020	INR	98,738,000	USD	1,309,766	4,367	–
JP Morgan & Chase Co.	6/3/2020	KRW	1,764,397,000	USD	1,459,035	34,366	–
JP Morgan & Chase Co.	6/3/2020	KRW	2,481,553,400	USD	2,060,663	56,923	–
RBC Capital Markets	6/3/2020	KRW	9,340,673,500	USD	7,756,424	214,260	–
Citigroup Global Markets	6/3/2020	MXN	23,153,500	USD	967,705	–	(75,968)
JP Morgan & Chase Co.	6/3/2020	MXN	3,835,000	USD	160,249	–	(12,619)
JP Morgan & Chase Co.	6/3/2020	MXN	2,208,400	USD	92,287	–	(7,259)
RBC Capital Markets	6/3/2020	MXN	11,175,500	USD	467,063	–	(36,686)
RBC Capital Markets	6/3/2020	MYR	6,808,800	USD	1,579,402	13,483	–
RBC Capital Markets	6/3/2020	MYR	439,000	USD	101,503	540	–
Citigroup Global Markets	6/3/2020	PHP	18,058,100	USD	358,047	1,339	–
JP Morgan & Chase Co.	6/3/2020	PHP	423,100	USD	8,383	26	–
RBC Capital Markets	6/3/2020	PHP	16,343,200	USD	323,782	949	–
Citigroup Global Markets	6/3/2020	PLN	2,192,800	USD	529,368	–	(17,317)

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/3/2020	PLN	284,200	USD	68,603	$–	$(2,251)
JP Morgan & Chase Co.	6/3/2020	PLN	378,000	USD	91,248	–	(2,991)
Citigroup Global Markets	6/3/2020	QAR	3,028,200	USD	831,923	217	–
Citigroup Global Markets	6/3/2020	RUB	52,125,800	USD	701,939	–	(38,771)
JP Morgan & Chase Co.	6/3/2020	RUB	136,596,100	USD	1,839,543	–	(101,493)
JP Morgan & Chase Co.	6/3/2020	RUB	29,959,000	USD	403,386	–	(22,333)
JP Morgan & Chase Co.	6/3/2020	TRY	925,200	USD	131,392	–	(4,015)
RBC Capital Markets	6/3/2020	TRY	1,385,100	USD	196,985	–	(5,730)
Citigroup Global Markets	6/3/2020	TWD	122,078,700	USD	4,134,057	68,006	–
JP Morgan & Chase Co.	6/3/2020	TWD	125,591,900	USD	4,250,149	67,085	–
JP Morgan & Chase Co.	6/3/2020	TWD	46,871,000	USD	1,586,857	25,734	–
RBC Capital Markets	6/3/2020	TWD	55,209,500	USD	1,871,635	32,784	–
Citigroup Global Markets	6/3/2020	USD	461,272	AED	1,694,300	–	(12)
Citigroup Global Markets	6/3/2020	USD	1,098,486	BRL	5,962,800	18,737	–
JP Morgan & Chase Co.	6/3/2020	USD	1,431,359	BRL	7,776,800	25,745	–
RBC Capital Markets	6/3/2020	USD	1,836,379	BRL	9,974,200	32,441	–
RBC Capital Markets	6/3/2020	USD	182,274	BRL	1,018,000	8,464	–
Citigroup Global Markets	6/3/2020	USD	533,448	CLP	429,500,300	3,155	–
RBC Capital Markets	6/3/2020	USD	118,442	CLP	95,364,400	703	–
JP Morgan & Chase Co.	6/3/2020	USD	197,782	CNH	1,411,000	–	(135)
JP Morgan & Chase Co.	6/3/2020	USD	1,937,406	CNH	13,880,200	6,880	–
RBC Capital Markets	6/3/2020	USD	2,021,564	CNH	14,483,700	7,259	–
Citigroup Global Markets	6/3/2020	USD	258,382	COP	959,445,400	–	(1,232)
JP Morgan & Chase Co.	6/3/2020	USD	97,684	CZK	2,364,000	–	(167)
Citigroup Global Markets	6/3/2020	USD	114,766	EGP	1,817,600	–	(356)
JP Morgan & Chase Co.	6/3/2020	USD	224,472	EUR	201,800	–	(450)
Citigroup Global Markets	6/3/2020	USD	7,484,452	HKD	58,012,100	–	(984)
JP Morgan & Chase Co.	6/3/2020	USD	7,159,907	HKD	55,494,200	–	(1,245)
RBC Capital Markets	6/3/2020	USD	1,138,058	HKD	8,826,000	482	–
RBC Capital Markets	6/3/2020	USD	6,760,715	HKD	52,402,300	–	(902)
JP Morgan & Chase Co.	6/3/2020	USD	85,740	HUF	26,696,000	–	(366)
RBC Capital Markets	6/3/2020	USD	142,236	HUF	44,286,400	–	(608)
Citigroup Global Markets	6/3/2020	USD	1,195,191	INR	90,272,800	–	(1,710)
JP Morgan & Chase Co.	6/3/2020	USD	5,941,196	INR	448,976,200	–	(5,356)
JP Morgan & Chase Co.	6/3/2020	USD	368,540	INR	28,019,000	1,894	–
JP Morgan & Chase Co.	6/3/2020	USD	3,431,126	KRW	4,245,950,400	–	(2,717)
RBC Capital Markets	6/3/2020	USD	6,910,494	KRW	8,544,825,500	–	(10,940)
RBC Capital Markets	6/3/2020	USD	649,672	KRW	795,848,000	–	(7,061)
Citigroup Global Markets	6/3/2020	USD	1,046,117	MXN	23,153,500	–	(2,444)
JP Morgan & Chase Co.	6/3/2020	USD	273,050	MXN	6,043,400	–	(636)
RBC Capital Markets	6/3/2020	USD	504,924	MXN	11,175,500	–	(1,174)
RBC Capital Markets	6/3/2020	USD	1,668,078	MYR	7,247,800	–	(1,197)
Citigroup Global Markets	6/3/2020	USD	357,232	PHP	18,058,100	–	(525)
JP Morgan & Chase Co.	6/3/2020	USD	8,381	PHP	423,100	–	(23)
RBC Capital Markets	6/3/2020	USD	323,436	PHP	16,343,200	–	(603)
Citigroup Global Markets	6/3/2020	USD	547,623	PLN	2,192,800	–	(938)
JP Morgan & Chase Co.	6/3/2020	USD	165,376	PLN	662,200	–	(284)
Citigroup Global Markets	6/3/2020	USD	831,717	QAR	3,028,200	–	(11)
Citigroup Global Markets	6/3/2020	USD	738,191	RUB	52,125,800	2,519	–
JP Morgan & Chase Co.	6/3/2020	USD	183,216	RUB	13,821,000	13,181	–
JP Morgan & Chase Co.	6/3/2020	USD	2,161,471	RUB	152,734,100	8,886	–
JP Morgan & Chase Co.	6/3/2020	USD	135,612	TRY	925,200	–	(205)
RBC Capital Markets	6/3/2020	USD	202,990	TRY	1,385,100	–	(275)
Citigroup Global Markets	6/3/2020	USD	4,069,290	TWD	122,078,700	–	(3,239)
JP Morgan & Chase Co.	6/3/2020	USD	5,184,966	TWD	155,574,900	–	(3,264)
JP Morgan & Chase Co.	6/3/2020	USD	569,905	TWD	16,888,000	–	(7,420)
RBC Capital Markets	6/3/2020	USD	1,840,623	TWD	55,209,500	–	(1,772)
JP Morgan & Chase Co.	6/3/2020	USD	2,130,396	ZAR	37,561,400	8,941	–

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/3/2020	USD	147,153	ZAR	2,761,000	$10,102	$–
RBC Capital Markets	6/3/2020	USD	1,358,593	ZAR	23,953,900	5,719	–
JP Morgan & Chase Co.	6/3/2020	ZAR	27,968,400	USD	1,517,913	–	(75,048)
JP Morgan & Chase Co.	6/3/2020	ZAR	12,354,000	USD	670,510	–	(33,121)
RBC Capital Markets	6/3/2020	ZAR	23,953,900	USD	1,300,041	–	(64,271)
Citigroup Global Markets	6/4/2020	IDR	9,073,743,800	USD	601,109	–	(19,598)
JP Morgan & Chase Co.	6/4/2020	IDR	8,804,007,900	USD	582,970	–	(19,286)
RBC Capital Markets	6/4/2020	IDR	1,516,118,300	USD	100,306	–	(3,408)
JP Morgan & Chase Co.	6/4/2020	THB	57,472,600	USD	1,772,369	–	(34,351)
JP Morgan & Chase Co.	6/4/2020	THB	10,795,000	USD	332,957	–	(6,397)
Citigroup Global Markets	6/4/2020	USD	620,639	IDR	9,073,743,800	68	–
JP Morgan & Chase Co.	6/4/2020	USD	601,778	IDR	8,804,007,900	478	–
RBC Capital Markets	6/4/2020	USD	103,489	IDR	1,516,118,300	224	–
JP Morgan & Chase Co.	6/4/2020	USD	2,039,569	THB	64,874,600	–	(158)
JP Morgan & Chase Co.	6/4/2020	USD	104,874	THB	3,393,000	1,789	–
Citigroup Global Markets	7/3/2020	AED	390,000	USD	106,156	–	(4)
Citigroup Global Markets	7/3/2020	AED	1,694,300	USD	461,191	–	(7)
Citigroup Global Markets	7/3/2020	BRL	2,356,000	USD	432,961	–	(7,784)
Citigroup Global Markets	7/3/2020	BRL	5,962,800	USD	1,096,829	–	(18,652)
JP Morgan & Chase Co.	7/3/2020	BRL	7,776,800	USD	1,429,209	–	(25,622)
RBC Capital Markets	7/3/2020	BRL	9,974,200	USD	1,833,526	–	(32,380)
Citigroup Global Markets	7/3/2020	CLP	429,500,300	USD	533,269	–	(3,313)
RBC Capital Markets	7/3/2020	CLP	95,364,400	USD	118,391	–	(749)
JP Morgan & Chase Co.	7/3/2020	CNH	2,167,000	USD	301,767	–	(1,141)
JP Morgan & Chase Co.	7/3/2020	CNH	13,880,200	USD	1,932,974	–	(7,234)
RBC Capital Markets	7/3/2020	CNH	14,483,700	USD	2,016,891	–	(7,675)
Citigroup Global Markets	7/3/2020	COP	959,445,400	USD	257,501	1,077	–
JP Morgan & Chase Co.	7/3/2020	CZK	2,364,000	USD	97,695	160	–
JP Morgan & Chase Co.	7/3/2020	EUR	201,800	USD	224,603	442	–
Citigroup Global Markets	7/3/2020	HKD	58,012,100	USD	7,479,011	817	–
JP Morgan & Chase Co.	7/3/2020	HKD	8,818,000	USD	1,136,627	–	(79)
JP Morgan & Chase Co.	7/3/2020	HKD	55,494,200	USD	7,153,251	–	(367)
RBC Capital Markets	7/3/2020	HKD	52,402,300	USD	6,755,485	436	–
JP Morgan & Chase Co.	7/3/2020	HUF	26,696,000	USD	85,713	356	–
RBC Capital Markets	7/3/2020	HUF	44,286,400	USD	142,188	588	–
Citigroup Global Markets	7/3/2020	IDR	9,073,743,800	USD	617,345	–	(867)
JP Morgan & Chase Co.	7/3/2020	IDR	8,804,007,900	USD	597,530	–	(2,305)
RBC Capital Markets	7/3/2020	IDR	1,516,118,300	USD	102,913	–	(383)
Citigroup Global Markets	7/3/2020	INR	90,272,800	USD	1,191,091	1,106	–
JP Morgan & Chase Co.	7/3/2020	INR	27,021,000	USD	356,074	–	(120)
JP Morgan & Chase Co.	7/3/2020	INR	448,976,200	USD	5,920,357	1,907	–
JP Morgan & Chase Co.	7/3/2020	KRW	4,245,950,400	USD	3,430,544	2,326	–
JP Morgan & Chase Co.	7/3/2020	KRW	606,554,000	USD	490,666	929	–
RBC Capital Markets	7/3/2020	KRW	8,544,825,500	USD	6,909,656	10,486	–
Citigroup Global Markets	7/3/2020	MXN	23,153,500	USD	1,041,179	2,275	–
JP Morgan & Chase Co.	7/3/2020	MXN	6,043,400	USD	271,790	621	–
RBC Capital Markets	7/3/2020	MXN	11,175,500	USD	502,592	1,144	–
RBC Capital Markets	7/3/2020	MYR	7,247,800	USD	1,667,311	2,753	–
Citigroup Global Markets	7/3/2020	PHP	18,058,100	USD	356,562	170	–
JP Morgan & Chase Co.	7/3/2020	PHP	423,100	USD	8,357	7	–
RBC Capital Markets	7/3/2020	PHP	16,343,200	USD	322,669	122	–
Citigroup Global Markets	7/3/2020	PLN	2,192,800	USD	547,575	935	–
JP Morgan & Chase Co.	7/3/2020	PLN	662,200	USD	165,362	283	–
Citigroup Global Markets	7/3/2020	QAR	3,028,200	USD	831,672	–	(148)
Citigroup Global Markets	7/3/2020	RUB	52,125,800	USD	734,005	–	(3,521)
JP Morgan & Chase Co.	7/3/2020	RUB	24,444,000	USD	344,436	–	(1,421)
JP Morgan & Chase Co.	7/3/2020	RUB	152,734,100	USD	2,152,206	–	(8,822)
JP Morgan & Chase Co.	7/3/2020	THB	5,404,000	USD	169,727	–	(136)

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	7/3/2020	THB	64,874,600	USD	2,037,800	$–	$(1,393)
JP Morgan & Chase Co.	7/3/2020	TRY	925,200	USD	134,273	54	–
RBC Capital Markets	7/3/2020	TRY	1,385,100	USD	200,987	50	–
Citigroup Global Markets	7/3/2020	TWD	122,078,700	USD	4,075,675	8,121	–
JP Morgan & Chase Co.	7/3/2020	TWD	7,401,000	USD	247,010	416	–
JP Morgan & Chase Co.	7/3/2020	TWD	155,574,900	USD	5,192,234	8,615	–
RBC Capital Markets	7/3/2020	TWD	55,209,500	USD	1,843,389	3,857	–
Citigroup Global Markets	7/3/2020	USD	81,764	CLP	65,795,000	434	–
JP Morgan & Chase Co.	7/3/2020	USD	129,118	EUR	116,000	–	(264)
Citigroup Global Markets	7/3/2020	USD	130,355	MXN	2,898,000	–	(321)
JP Morgan & Chase Co.	7/3/2020	USD	118,974	ZAR	2,104,000	485	–
JP Morgan & Chase Co.	7/3/2020	ZAR	37,561,400	USD	2,123,483	–	(9,141)
RBC Capital Markets	7/3/2020	ZAR	23,953,900	USD	1,354,299	–	(5,731)
Citigroup Global Markets	7/6/2020	EGP	1,817,600	USD	113,071	703	–

Total unrealized appreciation (depreciation)						$793,566	$(924,969)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$86,409,526	$—	$8,348	$86,417,874
Preferred Stocks (f)	2,000,613	—	—	2,000,613
Corporate Bonds	—	395	—	395
Rights (f)	545	—	0	545
Warrants	739	—	—	739
Exchange-Traded Funds	20,475	—	—	20,475
Short-Term Investments (f)	1,479,913	—	—	1,479,913
Derivatives (g)
Forward Foreign Currency Contracts	—	793,566	—	793,566
Futures Contracts	129,395	—	—	129,395

TOTAL	$90,041,206	$793,961	$8,348	$90,843,515

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(924,969)	$—	$(924,969)

TOTAL	$—	$(924,969)	$—	$(924,969)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2020, the amount of transfers from Level 1 to Level 3 was $1,044 and from level 3 to level 1 were $65,801. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 97.1%
Australia — 0.5%
BHP Group PLC (Cost $2,737,868)	128,569	$2,510,674

Austria — 0.3%
ANDRITZ AG*	4,212	157,752
Erste Group Bank AG*	17,782	390,140
OMV AG*	8,835	291,473
Raiffeisen Bank International AG	9,184	168,620
Verbund AG*	3,786	168,274
voestalpine AG	6,982	135,903

(Cost $2,020,392)		1,312,162

Belgium — 1.4%
Ageas SA/NV*	10,606	361,084
Anheuser-Busch InBev SA/NV	46,250	2,151,652
Colruyt SA	3,407	205,662
Elia Group SA/NV	1,823	213,694
Galapagos NV*	2,569	522,863
Groupe Bruxelles Lambert SA	5,011	404,502
KBC Group NV	15,226	795,560
Proximus SADP	8,821	184,036
Sofina SA	926	252,865
Solvay SA (a)	4,472	339,945
Telenet Group Holding NV	3,016	123,404
UCB SA	7,697	768,965
Umicore SA	11,843	523,750

(Cost $11,205,782)		6,847,982

Chile — 0.0%
Antofagasta PLC
(Cost $254,544)	23,057	249,559

Denmark — 3.7%
A.P. Moller — Maersk A/S, Class A	212	193,369
A.P. Moller — Maersk A/S, Class B	382	372,605
Ambu A/S, Class B	9,886	329,624
Carlsberg A/S, Class B	6,454	832,898
Chr Hansen Holding A/S	6,302	609,258
Coloplast A/S, Class B	7,202	1,206,563
Danske Bank A/S*	41,999	518,987
Demant A/S*	6,697	188,788
DSV PANALPINA A/S	12,746	1,343,852
Genmab A/S*	3,935	1,207,136
GN Store Nord A/S	7,758	417,871
H Lundbeck A/S	4,466	171,187
Novo Nordisk A/S, Class B	107,758	7,000,503
Novozymes A/S, Class B	13,055	712,323
Orsted A/S, 144A	11,395	1,335,128
Pandora A/S	6,250	310,585
Tryg A/S	8,133	227,453
Vestas Wind Systems A/S	12,148	1,237,024

(Cost $16,846,673)		18,215,154

Finland — 1.9%
Elisa OYJ	8,628	539,980
Fortum OYJ	27,613	527,824
Kone OYJ, Class B	20,643	1,381,302
Metso OYJ	6,367	206,165

	Number of Shares	Value
Finland (Continued)
Neste OYJ (a)	25,396	$1,023,891
Nokia OYJ	343,847	1,360,907
Nordea Bank Abp*	198,322	1,339,469
Orion OYJ, Class B	6,276	335,097
Sampo OYJ, Class A*(a)	28,499	1,016,127
Stora Enso OYJ, Class R*	37,233	455,669
UPM-Kymmene OYJ	32,529	937,746
Wartsila OYJ Abp	25,966	202,457

(Cost $11,555,575)		9,326,634

France — 16.4%
Accor SA*	11,869	333,991
Aeroports de Paris	1,737	180,572
Air Liquide SA	28,831	3,907,672
Airbus SE*	35,559	2,238,078
Alstom SA	11,639	488,888
Amundi SA, 144A*	3,593	267,024
Arkema SA	4,305	374,464
Atos SE*	5,987	450,723
AXA SA*	117,643	2,139,059
BioMerieux	2,517	360,705
BNP Paribas SA*	68,448	2,450,759
Bollore SA	52,229	148,769
Bouygues SA*	14,167	433,096
Bureau Veritas SA*	17,116	347,503
Capgemini SE	9,724	994,139
Carrefour SA	37,006	560,927
Casino Guichard Perrachon SA*(a)	2,608	98,083
Cie de Saint-Gobain	31,532	1,017,511
Cie Generale des Etablissements Michelin SCA*	10,313	1,040,161
CNP Assurances*	10,370	108,839
Covivio REIT (a)	3,168	185,151
Credit Agricole SA*	72,159	626,703
Danone SA*(a)	37,446	2,558,861
Dassault Aviation SA*	169	143,888
Dassault Systemes SE	7,974	1,347,647
Edenred	14,498	604,794
Eiffage SA*	5,066	461,128
Electricite de France SA	38,260	337,896
Engie SA*	111,151	1,312,181
EssilorLuxottica SA*	17,284	2,220,792
Eurazeo SE*	2,358	114,647
Faurecia SE*	4,487	172,634
Gecina SA REIT	2,680	344,200
Getlink SE*	27,115	390,685
Hermes International	1,957	1,624,497
ICADE REIT	1,971	140,792
Iliad SA	838	147,347
Ingenico Group SA	3,739	515,490
Ipsen SA*	2,318	181,918
JCDecaux SA*	5,304	107,686
Kering SA	4,595	2,395,280
Klepierre SA REIT (a)	11,955	226,132
La Francaise des Jeux SAEM, 144A*	5,078	172,882
Legrand SA (a)	16,187	1,101,462
L’Oreal SA*	15,293	4,446,015

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
France (Continued)
LVMH Moet Hennessy Louis Vuitton SE	16,853	$7,015,380
Natixis SA*	57,506	127,222
Orange SA	120,495	1,450,579
Orpea	3,067	359,518
Pernod Ricard SA	12,805	1,991,409
Peugeot SA*	35,518	504,860
Publicis Groupe SA	12,790	362,321
Remy Cointreau SA (a)	1,280	151,748
Renault SA	11,383	255,304
Safran SA*	19,507	1,859,191
Sanofi	68,449	6,650,690
Sartorius Stedim Biotech*	1,665	450,600
Schneider Electric SE	33,548	3,323,295
SCOR SE*	9,628	237,050
SEB SA	1,429	195,745
Societe Generale SA*	49,684	729,768
Sodexo SA	5,340	358,861
Suez SA (a)	20,347	230,605
Teleperformance*	3,588	848,748
Thales SA	6,395	488,254
TOTAL SA	150,182	5,605,610
Ubisoft Entertainment SA*	5,544	428,696
Unibail-Rodamco-Westfield REIT	8,279	438,368
Valeo SA*	14,578	358,438
Veolia Environnement SA (a)	32,248	704,662
Vinci SA	31,460	2,899,938
Vivendi SA	50,330	1,141,400
Wendel SE*	1,614	147,988
Worldline SA, 144A*	8,359	622,801

(Cost $96,493,191)		79,760,720

Germany — 13.2%
adidas AG*	11,586	3,050,640
Allianz SE	25,380	4,587,141
BASF SE*	55,967	3,022,129
Bayer AG	59,655	4,020,882
Bayerische Motoren Werke AG	20,080	1,172,444
Beiersdorf AG	6,243	653,226
Brenntag AG	9,047	476,121
Carl Zeiss Meditec AG*	2,318	236,982
Commerzbank AG*	61,394	238,595
Continental AG*	6,640	651,868
Covestro AG, 144A*	10,269	379,476
Daimler AG*	52,369	1,940,454
Delivery Hero SE, 144A*	7,780	744,267
Deutsche Bank AG*(b)	118,803	993,168
Deutsche Boerse AG	11,535	1,893,775
Deutsche Lufthansa AG*	13,710	139,130
Deutsche Post AG*	59,702	1,854,297
Deutsche Telekom AG*	202,711	3,189,650
Deutsche Wohnen SE	20,906	933,374
E.ON SE	136,940	1,445,010
Evonik Industries AG	12,356	303,805
Fraport AG Frankfurt Airport Services Worldwide*	2,316	114,713
Fresenius Medical Care AG & Co. KGaA*	13,034	1,093,811
Fresenius SE & Co. KGaA*	25,238	1,210,268

	Number of Shares	Value
Germany (Continued)
GEA Group AG	9,303	$276,655
Hannover Rueck SE	3,700	593,899
HeidelbergCement AG*	8,803	436,114
Henkel AG & Co. KGaA*	6,278	502,109
HOCHTIEF AG	1,614	141,717
Infineon Technologies AG	76,364	1,598,383
KION Group AG*	4,127	229,975
Knorr-Bremse AG	2,870	303,229
LANXESS AG*	4,860	250,752
LEG Immobilien AG*	4,133	514,205
Merck KGaA	7,754	887,846
METRO AG	11,098	103,433
MTU Aero Engines AG*	3,237	520,659
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,850	2,009,979
Nemetschek SE*	3,499	275,380
Puma SE*	4,870	346,954
RWE AG*	35,345	1,168,803
SAP SE	63,527	8,003,812
Scout24 AG, 144A	6,510	496,817
Siemens AG	46,493	5,085,091
Siemens Healthineers AG, 144A	9,237	476,431
Symrise AG*	7,804	852,423
TeamViewer AG*	7,886	400,533
Telefonica Deutschland Holding AG	63,575	195,201
thyssenkrupp AG*	24,020	161,580
Uniper SE	12,423	387,503
United Internet AG	6,529	267,289
Volkswagen AG*	1,985	313,771
Vonovia SE*	31,486	1,809,765
Wirecard AG	7,063	741,377
Zalando SE, 144A*	9,231	623,420

(Cost $82,564,678)		64,320,331

Ireland — 1.5%
AerCap Holdings NV*	7,723	248,989
CRH PLC	47,531	1,545,921
DCC PLC	5,937	493,604
Experian PLC	55,706	1,935,258
Flutter Entertainment PLC(a)	8,435	1,079,586
Kerry Group PLC, Class A	9,530	1,177,418
Kingspan Group PLC	9,195	566,994
Smurfit Kappa Group PLC	14,143	459,366

(Cost $7,060,411)		7,507,136

Isle of Man — 0.1%
GVC Holdings PLC
(Cost $454,735)	34,622	338,987

Italy — 3.2%
Assicurazioni Generali SpA	66,274	918,490
Atlantia SpA*	31,031	502,739
Davide Campari-Milano SpA	36,219	293,496
DiaSorin SpA*	1,517	317,424
Enel SpA	495,672	3,797,074
Eni SpA	155,579	1,402,846
Ferrari NV	7,664	1,292,278
FinecoBank Banca Fineco SpA*	38,156	444,940

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Italy (Continued)
Infrastrutture Wireless Italiane SpA, 144A	14,234	$144,811
Intesa Sanpaolo SpA*	907,662	1,564,122
Leonardo SpA*	23,591	146,648
Mediobanca Banca di Credito Finanziario SpA	36,274	234,992
Moncler SpA*	11,699	434,398
Nexi SpA, 144A*	18,771	307,759
Pirelli & C SpA, 144A*	21,898	97,961
Poste Italiane SpA, 144A	31,702	277,796
Prysmian SpA	14,581	309,874
Recordati SpA	6,512	295,796
Snam SpA	123,897	575,434
Telecom Italia SpA*	542,962	200,101
Telecom Italia SpA-RSP	358,761	138,111
Terna Rete Elettrica Nazionale SpA	83,820	564,780
UniCredit SpA*	127,635	1,086,129

(Cost $20,726,552)		15,347,999

Jordan — 0.1%
Hikma Pharmaceuticals PLC
(Cost $280,464)	8,789	279,067

Luxembourg — 0.3%
ArcelorMittal SA*	43,342	414,002
Aroundtown SA	72,733	399,004
Eurofins Scientific SE	799	539,076
SES SA	21,428	158,273
Tenaris SA	28,084	174,329

(Cost $3,234,843)		1,684,684

Netherlands — 7.2%
ABN AMRO Bank NV, 144A	25,117	201,023
Adyen NV, 144A*	1,094	1,436,629
Aegon NV	111,623	297,997
Akzo Nobel NV	12,226	998,861
Altice Europe NV*	40,202	160,655
ASML Holding NV	25,853	8,407,118
EXOR NV	6,628	356,540
Heineken Holding NV	6,866	564,761
Heineken NV	15,598	1,428,105
ING Groep NV	238,389	1,536,406
Just Eat Takeaway.com NV, 144A*	7,369	798,037
Koninklijke Ahold Delhaize NV	66,242	1,677,264
Koninklijke DSM NV	10,602	1,353,995
Koninklijke KPN NV	211,188	516,682
Koninklijke Philips NV*	54,956	2,488,350
Koninklijke Vopak NV	4,130	226,062
NN Group NV	18,456	568,927
Prosus NV*	29,597	2,450,920
QIAGEN NV*	14,170	618,323
Randstad NV	7,012	293,678
Royal Dutch Shell PLC, Class A	250,359	3,893,366
Royal Dutch Shell PLC, Class B	226,330	3,426,888
Wolters Kluwer NV	16,784	1,335,476

(Cost $41,565,892)		35,036,063

	Number of Shares	Value
Norway — 0.9%
DNB ASA*	56,833	$772,916
Equinor ASA	60,755	882,192
Gjensidige Forsikring ASA*	11,903	215,878
Mowi ASA	26,527	499,526
Norsk Hydro ASA*	80,070	203,290
Orkla ASA	46,325	416,226
Schibsted ASA, Class B*	6,032	144,583
Telenor ASA	45,395	688,344
Yara International ASA	10,620	363,368

(Cost $5,472,130)		4,186,323

Portugal — 0.3%
EDP — Energias de Portugal SA	155,013	726,661
Galp Energia SGPS SA	29,765	354,031
Jeronimo Martins SGPS SA*	14,401	245,862

(Cost $1,318,027)		1,326,554

Russia — 0.0%
Evraz PLC
(Cost $225,233)	30,110	105,013

Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	15,861	404,069
Aena SME SA, 144A*	4,256	605,665
Amadeus IT Group SA	26,444	1,377,885
Banco Bilbao Vizcaya Argentaria SA	402,413	1,247,629
Banco Santander SA	1,010,423	2,285,302
Bankinter SA	39,476	166,999
CaixaBank SA	211,204	393,754
Cellnex Telecom SA, 144A*	15,185	858,313
Enagas SA	15,472	347,101
Endesa SA	18,919	448,372
Ferrovial SA*	428	11,602
Ferrovial SA	29,385	796,552
Grifols SA(a)	18,207	568,325
Iberdrola SA	353,845	3,805,309
Industria de Diseno Textil SA	66,586	1,851,541
Mapfre SA	61,157	107,466
Naturgy Energy Group SA	17,833	330,486
Red Electrica Corp. SA	25,769	453,101
Repsol SA	85,661	795,887
Siemens Gamesa Renewable Energy SA*	14,239	239,224
Telefonica SA	281,382	1,324,669

(Cost $30,933,638)		18,419,251

Sweden — 4.5%
Alfa Laval AB*	18,699	376,856
Assa Abloy AB, Class B	60,380	1,222,012
Atlas Copco AB, Class A	40,603	1,590,931
Atlas Copco AB, Class B	23,261	820,086
Boliden AB	16,903	366,312
Electrolux AB, Series B	13,518	221,150
Epiroc AB, Class A	39,165	434,564
Epiroc AB, Class B	23,237	258,695
EQT AB*	14,409	227,775
Essity AB, Class B*	36,614	1,207,702

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Sweden (Continued)
Evolution Gaming Group AB, 144A*	7,703	$454,370
Hennes & Mauritz AB, Class B(a)	49,033	739,719
Hexagon AB, Class B*	17,380	953,981
Husqvarna AB, Class B	24,820	182,438
ICA Gruppen AB(a)	6,136	288,027
Industrivarden AB, Class C*	9,911	220,255
Investment AB Latour, Class B	9,047	162,168
Investor AB, Class B	27,571	1,465,959
Kinnevik AB, Class B	14,934	375,626
L E Lundbergforetagen AB, Class B*	4,479	222,083
Lundin Energy AB	11,118	267,845
Nibe Industrier AB, Class B*	18,945	420,216
Sandvik AB*	70,123	1,160,214
Securitas AB, Class B*	17,999	238,394
Skandinaviska Enskilda Banken AB, Class A*	98,628	855,382
Skanska AB, Class B*	19,988	399,015
SKF AB, Class B	23,871	437,770
Svenska Cellulosa AB SCA, Class B*	36,540	455,657
Svenska Handelsbanken AB, Class A*	94,726	896,135
Swedbank AB, Class A*	54,260	679,506
Swedish Match AB	10,503	728,546
Tele2 AB, Class B	29,728	395,320
Telefonaktiebolaget LM Ericsson, Class B	178,332	1,620,830
Telia Co. AB	157,287	538,838
Volvo AB, Class B*	89,561	1,266,537

(Cost $24,551,790)		22,150,914

Switzerland — 16.9%
ABB Ltd.	112,350	2,206,583
Adecco Group AG	9,446	448,042
Alcon, Inc.*	29,895	1,923,376
Baloise Holding AG	2,916	414,146
Banque Cantonale Vaudoise	1,829	177,613
Barry Callebaut AG	183	367,598
Chocoladefabriken Lindt & Spruengli AG	6	520,275
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	69	574,641
Cie Financiere Richemont SA	31,403	1,824,495
Clariant AG*	11,538	211,314
Coca-Cola HBC AG*	11,959	301,000
Credit Suisse Group AG	147,475	1,344,418
EMS-Chemie Holding AG	494	364,927
Geberit AG	2,232	1,084,439
Givaudan SA	562	2,014,155
Glencore PLC*	612,377	1,133,068
Julius Baer Group Ltd.	13,302	565,660
Kuehne + Nagel International AG*	3,189	458,887
LafargeHolcim Ltd.*	31,857	1,316,279
Logitech International SA	9,953	586,542
Lonza Group AG	4,567	2,238,865
Nestle SA	181,040	19,549,609
Novartis AG	130,647	11,278,458
Pargesa Holding SA	2,316	174,579
Partners Group Holding AG	1,120	925,066
Roche Holding AG	42,713	14,775,021
Schindler Holding AG	1,254	289,966

	Number of Shares	Value
Switzerland (Continued)
Schindler Holding AG Participation Certificates	2,494	$578,511
SGS SA	364	853,421
Sika AG	8,605	1,471,743
Sonova Holding AG	3,279	717,643
STMicroelectronics NV	39,041	957,325
Straumann Holding AG	637	515,269
Swatch Group AG — Bearer	1,747	348,564
Swatch Group AG — Registered	3,380	131,222
Swiss Life Holding AG	1,952	684,763
Swiss Prime Site AG	4,498	418,092
Swiss Re AG	17,900	1,211,944
Swisscom AG	1,568	814,812
Temenos AG	4,102	625,664
UBS Group AG	223,580	2,394,338
Vifor Pharma AG	2,721	413,327
Zurich Insurance Group AG	9,094	2,926,381

(Cost $81,494,749)		82,132,041

United Arab Emirates(c) — 0.0%
NMC Health PLC(d)
(Cost $293,106)	6,475	0

United Kingdom — 20.9%
3i Group PLC	57,866	589,583
Admiral Group PLC	11,385	328,031
Anglo American PLC	74,554	1,565,815
Ashtead Group PLC	27,537	813,817
Associated British Foods PLC	21,780	489,818
AstraZeneca PLC	79,722	8,447,589
Auto Trader Group PLC, 144A	56,533	389,726
AVEVA Group PLC	3,762	189,931
Aviva PLC	235,696	721,017
BAE Systems PLC	196,074	1,201,556
Barclays PLC	1,046,741	1,489,738
Barratt Developments PLC	60,391	370,677
Berkeley Group Holdings PLC	7,385	373,484
BP PLC	1,230,616	4,646,825
British American Tobacco PLC	139,179	5,482,310
British Land Co. PLC REIT	56,117	282,277
BT Group PLC	541,125	776,887
Bunzl PLC	20,353	474,190
Burberry Group PLC	25,362	468,422
CNH Industrial NV*	60,389	365,474
Coca-Cola European Partners PLC	12,531	472,419
Compass Group PLC	108,462	1,585,976
Croda International PLC	7,699	493,479
Diageo PLC	142,639	4,915,725
Direct Line Insurance Group PLC	81,975	267,879
Ferguson PLC	13,694	1,076,624
Fiat Chrysler Automobiles NV*	67,372	593,953
GlaxoSmithKline PLC	305,212	6,301,634
Halma PLC	22,540	648,600
Hargreaves Lansdown PLC	20,312	459,940
HSBC Holdings PLC	1,236,757	5,652,893
Imperial Brands PLC	57,456	1,040,602
Informa PLC	91,169	511,626
InterContinental Hotels Group PLC	10,639	508,617

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
United Kingdom (Continued)
Intertek Group PLC	9,791	$665,780
ITV PLC	215,656	213,814
J Sainsbury PLC	104,874	251,268
JD Sports Fashion PLC	26,482	215,332
Johnson Matthey PLC	11,503	300,177
Kingfisher PLC	125,656	301,370
Land Securities Group PLC REIT	40,818	305,385
Legal & General Group PLC	358,066	877,790
Lloyds Banking Group PLC	4,266,438	1,573,867
London Stock Exchange Group PLC	19,159	1,900,009
M&G PLC	154,535	267,191
Melrose Industries PLC	293,527	417,426
Mondi PLC	29,599	551,246
National Grid PLC	214,218	2,449,820
Next PLC	8,117	487,592
Ocado Group PLC*	28,554	772,639
Pearson PLC	46,481	266,010
Persimmon PLC	19,397	549,295
Prudential PLC	158,142	2,044,849
Reckitt Benckiser Group PLC	42,980	3,834,524
RELX PLC	117,721	2,723,798
Rentokil Initial PLC	111,362	683,260
Rio Tinto PLC	68,270	3,636,442
Rolls-Royce Holdings PLC*	117,245	393,271
Royal Bank of Scotland Group PLC	292,511	398,641
RSA Insurance Group PLC	60,062	292,478
Sage Group PLC	64,685	552,013
Schroders PLC	7,827	285,641
Segro PLC REIT	67,174	696,532
Severn Trent PLC	14,979	451,563
Smith & Nephew PLC	52,838	1,071,487
Smiths Group PLC	23,590	380,631
Spirax-Sarco Engineering PLC	4,423	539,140
SSE PLC	62,750	962,117
St James’s Place PLC	31,542	357,913
Standard Chartered PLC	164,391	747,937
Standard Life Aberdeen PLC	145,333	463,613
Taylor Wimpey PLC	195,166	346,119
Tesco PLC	595,086	1,677,849
Unilever NV	89,046	4,595,330
Unilever PLC	71,032	3,800,229
United Utilities Group PLC	42,015	476,129
Vodafone Group PLC	1,627,274	2,673,283
Whitbread PLC (a)	7,724	241,150
Wm Morrison Supermarkets PLC	148,402	342,177
WPP PLC	75,624	571,208

(Cost $141,570,680)		101,602,469

TOTAL COMMON STOCKS (Cost $582,860,953)		472,659,717

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG	3,344	153,603
FUCHS PETROLUB SE	4,509	179,287
Henkel AG & Co. KGaA*	10,839	965,916

	Number of Shares	Value
Germany (Continued)
Porsche Automobil Holding SE	9,176	$498,188
Sartorius AG*	2,168	802,357
Volkswagen AG*	11,223	1,650,698

(Cost $5,583,273)		4,250,049

TOTAL PREFERRED STOCKS (Cost $5,583,273)		4,250,049

RIGHTS — 0.0%
Italy — 0.0%
Davide Campari-Milano SpA*, expires 6/21/20(d)
(Cost $0)	36,219	0

United Kingdom — 0.0%
Whitbread PLC*, expires 6/12/20
(Cost $103,000)	3,862	47,791

TOTAL RIGHTS (Cost $103,000)		47,791

EXCHANGE-TRADED FUNDS — 0.1%
iShares Currency Hedged MSCI Eurozone ETF (a)	14,688	394,960
iShares Currency Hedged MSCI United Kingdom ETF	7,000	139,642

TOTAL EXCHANGE-TRADED FUNDS (Cost $639,140)		534,602

SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(e)(f) (Cost $7,981,610)	7,981,610	7,981,610

CASH EQUIVALENTS — 1.9%
DWS ESG Liquidity Fund “Capital Shares”, 0.47% (e)	639,124	639,380
DWS Government Money Market Series “Institutional Shares”, 0.12% (e)	8,725,094	8,725,094

TOTAL CASH EQUIVALENTS (Cost $9,364,218)		9,364,474

TOTAL INVESTMENTS — 101.6% (Cost $606,532,194)		$494,838,243
Other assets and liabilities, net — (1.6%)		(7,822,267)

NET ASSETS — 100.0%		$487,015,976

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2020

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG*(b)
1,318,613	232,377	(850,233)		(1,112,810)	1,405,221	—	—	118,803	993,168

SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (e)(f)
26,160,853	—	(18,179,243	)(g)	—	—	155,304	—	7,981,610	7,981,610

CASH EQUIVALENTS — 1.9%
DWS ESG Liquidity Fund “Capital Shares”, 0.47% (e)
9,320,708	18,416	(8,701,740)		1,740	256	21,048	—	639,124	639,380
DWS Government Money Market Series “Institutional Shares”, 0.12% (e)
15,462,354	346,167,057	(352,904,317)		—	—	189,576	—	8,725,094	8,725,094

52,262,528	346,417,850	(380,635,533)		(1,111,070)	1,405,477	365,928	—	17,464,631	18,339,252

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $7,754,778, which is 1.6% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $276,240.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
AMSTERDAM Index Futures	EUR	6	$693,706	$708,843	6/19/2020	$15,137
CAC40 10 EURO Futures	EUR	37	1,836,336	1,924,627	6/19/2020	88,291
DAX Index Futures	EUR	4	1,063,694	1,287,936	6/19/2020	224,242
FTSE/MIB Index Futures	EUR	2	190,096	201,774	6/19/2020	11,678
FTSE 100 Index Futures	GBP	33	2,323,119	2,469,959	6/19/2020	146,840
IBEX 35 Index Futures	EUR	12	888,071	940,914	6/19/2020	52,843
OMXS30 Index Futures	SEK	44	728,790	760,219	6/18/2020	31,429
SWISS MKT IX Futures	CHF	12	1,145,626	1,226,076	6/19/2020	80,450

Total unrealized appreciation						$650,910

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2020

As of May 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	6/3/2020	CHF	6,697,000	USD	6,943,926	$—	$(19,654)
JP Morgan & Chase Co.	6/3/2020	CHF	32,040,722	USD	33,221,618	—	(94,515)
JP Morgan & Chase Co.	6/3/2020	CHF	346,000	USD	358,573	—	(1,200)
JP Morgan & Chase Co.	6/3/2020	CHF	6,644,000	USD	6,889,043	—	(19,427)
RBC Capital Markets	6/3/2020	CHF	32,983,917	USD	34,200,426	—	(96,446)
Citigroup Global Markets	6/3/2020	DKK	35,513,500	USD	5,216,935	—	(71,960)
JP Morgan & Chase Co.	6/3/2020	DKK	37,558,142	USD	5,517,337	—	(76,058)
JP Morgan & Chase Co.	6/3/2020	DKK	13,236,000	USD	1,944,397	—	(26,791)
RBC Capital Markets	6/3/2020	DKK	31,499,500	USD	4,627,210	—	(63,894)
Citigroup Global Markets	6/3/2020	EUR	19,372,000	USD	21,228,612	—	(276,609)
Citigroup Global Markets	6/3/2020	EUR	2,350,000	USD	2,562,976	—	(45,804)
JP Morgan & Chase Co.	6/3/2020	EUR	91,852,623	USD	100,658,993	—	(1,308,333)
JP Morgan & Chase Co.	6/3/2020	EUR	19,668,000	USD	21,553,670	—	(280,148)
RBC Capital Markets	6/3/2020	EUR	77,322,273	USD	84,736,319	—	(1,100,592)
Citigroup Global Markets	6/3/2020	GBP	509,000	USD	632,141	3,517	—
Citigroup Global Markets	6/3/2020	GBP	15,990,054	USD	20,170,702	422,687	—
JP Morgan & Chase Co.	6/3/2020	GBP	40,692,850	USD	51,330,571	1,074,144	—
JP Morgan & Chase Co.	6/3/2020	GBP	8,615,000	USD	10,867,383	227,698	—
RBC Capital Markets	6/3/2020	GBP	25,920,820	USD	32,702,614	689,919	—
Citigroup Global Markets	6/3/2020	NOK	12,520,900	USD	1,225,329	—	(62,762)
JP Morgan & Chase Co.	6/3/2020	NOK	4,579,000	USD	448,123	—	(22,943)
JP Morgan & Chase Co.	6/3/2020	NOK	9,924,691	USD	971,299	—	(49,706)
RBC Capital Markets	6/3/2020	NOK	15,523,500	USD	1,519,186	—	(77,798)
Citigroup Global Markets	6/3/2020	SEK	54,257,250	USD	5,556,298	—	(202,100)
JP Morgan & Chase Co.	6/3/2020	SEK	43,342,536	USD	4,438,564	—	(161,440)
JP Morgan & Chase Co.	6/3/2020	SEK	22,534,000	USD	2,307,651	—	(83,914)
RBC Capital Markets	6/3/2020	SEK	85,995,000	USD	8,806,452	—	(320,318)
Citigroup Global Markets	6/3/2020	USD	6,971,176	CHF	6,697,000	—	(7,596)
JP Morgan & Chase Co.	6/3/2020	USD	40,627,378	CHF	39,030,722	—	(43,002)
RBC Capital Markets	6/3/2020	USD	34,333,212	CHF	32,983,917	—	(36,340)
Citigroup Global Markets	6/3/2020	USD	5,300,064	DKK	35,513,500	—	(11,169)
JP Morgan & Chase Co.	6/3/2020	USD	7,580,423	DKK	50,794,142	—	(15,839)
RBC Capital Markets	6/3/2020	USD	4,700,927	DKK	31,499,500	—	(9,823)
Citigroup Global Markets	6/3/2020	USD	24,163,010	EUR	21,722,000	—	(49,009)
JP Morgan & Chase Co.	6/3/2020	USD	124,049,965	EUR	111,520,623	—	(248,822)
RBC Capital Markets	6/3/2020	USD	86,011,131	EUR	77,322,273	—	(174,221)
Citigroup Global Markets	6/3/2020	USD	20,397,830	GBP	16,499,054	—	(21,191)
JP Morgan & Chase Co.	6/3/2020	USD	60,959,492	GBP	49,307,850	—	(63,380)
RBC Capital Markets	6/3/2020	USD	32,046,169	GBP	25,920,820	—	(33,474)
Citigroup Global Markets	6/3/2020	USD	1,288,150	NOK	12,520,900	—	(59)
JP Morgan & Chase Co.	6/3/2020	USD	1,492,126	NOK	14,503,691	—	(55)
RBC Capital Markets	6/3/2020	USD	1,597,043	NOK	15,523,500	—	(59)
Citigroup Global Markets	6/3/2020	USD	5,760,851	SEK	54,257,250	—	(2,453)
JP Morgan & Chase Co.	6/3/2020	USD	6,994,547	SEK	65,876,536	—	(2,978)
RBC Capital Markets	6/3/2020	USD	9,130,677	SEK	85,995,000	—	(3,907)
Citigroup Global Markets	7/3/2020	CHF	6,697,000	USD	6,976,928	7,384	—
Citigroup Global Markets	7/3/2020	CHF	1,363,000	USD	1,419,947	1,478	—
JP Morgan & Chase Co.	7/3/2020	CHF	39,030,722	USD	40,660,390	41,254	—
RBC Capital Markets	7/3/2020	CHF	32,983,917	USD	34,361,289	35,042	—
Citigroup Global Markets	7/3/2020	DKK	35,513,500	USD	5,303,134	10,909	—
JP Morgan & Chase Co.	7/3/2020	DKK	50,794,142	USD	7,584,851	15,503	—
RBC Capital Markets	7/3/2020	DKK	31,499,500	USD	4,703,664	9,605	—
RBC Capital Markets	7/3/2020	DKK	14,949,000	USD	2,232,236	4,534	—
Citigroup Global Markets	7/3/2020	EUR	14,640,000	USD	16,294,818	32,559	—
Citigroup Global Markets	7/3/2020	EUR	21,722,000	USD	24,177,303	48,288	—
JP Morgan & Chase Co.	7/3/2020	EUR	111,520,623	USD	124,122,230	244,007	—

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	7/3/2020	EUR	77,322,273	USD	86,061,236	$170,882	$—
Citigroup Global Markets	7/3/2020	GBP	16,499,054	USD	20,400,305	20,812	—
Citigroup Global Markets	7/3/2020	GBP	1,180,000	USD	1,459,016	1,490	—
JP Morgan & Chase Co.	7/3/2020	GBP	49,307,850	USD	60,966,691	62,049	—
RBC Capital Markets	7/3/2020	GBP	25,920,820	USD	32,049,539	32,359	—
Citigroup Global Markets	7/3/2020	NOK	12,520,900	USD	1,288,463	58	—
JP Morgan & Chase Co.	7/3/2020	NOK	14,503,691	USD	1,492,494	58	—
RBC Capital Markets	7/3/2020	NOK	15,523,500	USD	1,597,374	—	—
Citigroup Global Markets	7/3/2020	SEK	34,738,000	USD	3,689,299	1,457	—
Citigroup Global Markets	7/3/2020	SEK	54,257,250	USD	5,762,423	2,387	—
JP Morgan & Chase Co.	7/3/2020	SEK	65,876,536	USD	6,996,379	2,820	—
RBC Capital Markets	7/3/2020	SEK	85,995,000	USD	9,133,101	3,735	—

Total unrealized appreciation (depreciation)						$3,166,635	$(5,185,789)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$472,659,717	$—	$0	$472,659,717
Preferred Stocks	4,250,049	—	—	4,250,049
Rights (h)	47,791	—	0	47,791
Exchange-Traded Funds	534,602	—	—	534,602
Short-Term Investments (h)	17,346,084	—	—	17,346,084
Derivatives (i)
Forward Foreign Currency Contracts	—	3,166,635	—	3,166,635
Futures Contracts	650,910	—	—	650,910

TOTAL	$495,489,153	$3,166,635	$0	$498,655,788

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(5,185,789)	$—	$(5,185,789)

TOTAL	$—	$(5,185,789)	$—	$(5,185,789)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2020, the amount of transfers from Level 1 to Level 3 was $300,531. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 97.0%
Austria — 0.9%
Agrana Beteiligungs AG	84	$1,622
ANDRITZ AG*	350	13,109
AT&S Austria Technologie & Systemtechnik AG	111	2,021
BAWAG Group AG, 144A*	290	9,561
CA Immobilien Anlagen AG*	293	9,855
DO & CO AG	27	1,498
Erste Group Bank AG*	1,346	29,531
EVN AG	174	2,971
FACC AG	99	732
IMMOFINANZ AG*	416	7,776
Kapsch TrafficCom AG	21	408
Lenzing AG*	68	3,329
Oesterreichische Post AG*	177	5,924
OMV AG*	673	22,203
Palfinger AG*	70	1,531
Porr AG (a)	39	658
Raiffeisen Bank International AG	697	12,797
S IMMO AG	218	4,114
S&T AG*(a)	203	5,318
Schoeller-Bleckmann Oilfield Equipment AG	66	1,788
Semperit AG Holding*	47	596
Telekom Austria AG*	732	5,265
UNIQA Insurance Group AG*	630	4,245
Verbund AG*	306	13,601
Vienna Insurance Group AG Wiener Versicherung Gruppe*	174	3,650
voestalpine AG	534	10,394
Wienerberger AG*	556	11,109
Zumtobel Group AG*	126	867

(Cost $243,614)		186,473

Belgium — 3.3%
Ackermans & van Haaren NV	108	14,830
Aedifica SA REIT	112	11,948
Ageas SA/NV*	869	29,585
AGFA-Gevaert NV*	808	3,238
Akka Technologies (a)	59	1,637
Anheuser-Busch InBev SA/NV	3,635	169,108
Barco NV	42	7,292
Befimmo SA REIT	111	4,596
Bekaert SA	159	3,399
Biocartis NV, 144A*	227	1,237
bpost SA	442	2,900
Cie d’Entreprises CFE*	39	2,810
Cofinimmo SA REIT	120	16,304
Colruyt SA	261	15,755
D’ieteren SA/NV	114	6,821
Econocom Group SA/NV	563	1,237
Elia Group SA/NV	153	17,935
Euronav NV	756	7,553
Exmar NV*	152	692
Fagron	352	8,401
Galapagos NV*	199	40,502
Gimv NV	111	6,654

	Number of Shares	Value
Belgium (Continued)
Groupe Bruxelles Lambert SA	402	$32,451
Intervest Offices & Warehouses NV REIT	138	3,347
Ion Beam Applications*	96	820
KBC Ancora	171	5,698
KBC Group NV	1,187	62,021
Kinepolis Group NV*	69	2,845
Melexis NV	87	5,703
Mithra Pharmaceuticals SA*	60	1,569
Montea C.V.A REIT	49	4,580
Ontex Group NV	354	5,588
Orange Belgium SA	145	2,363
Proximus SADP	705	14,709
Recticel SA	129	1,071
Retail Estates NV REIT*	32	2,099
Sioen Industries NV*	35	697
Sofina SA	69	18,842
Solvay SA(a)	336	25,541
Telenet Group Holding NV	221	9,043
Tessenderlo Group SA*	101	2,915
UCB SA	603	60,242
Umicore SA	966	42,721
Van de Velde NV*	24	578
Warehouses De Pauw CVA REIT	565	14,867
X-Fab Silicon Foundries SE, 144A*	228	769

(Cost $999,696)		695,513

Finland — 3.6%
Aktia Bank OYJ*	200	1,983
Cargotec OYJ, Class B	217	4,745
Caverion OYJ*	578	3,715
Citycon OYJ(a)	339	2,280
Elisa OYJ	653	40,868
Finnair OYJ*(a)	223	872
Fortum OYJ	2,039	38,976
F-Secure OYJ*	383	1,316
Huhtamaki OYJ*	441	17,780
Kemira OYJ	450	5,744
Kesko OYJ, Class B	1,224	20,652
Kone OYJ, Class B	1,620	108,400
Konecranes OYJ*	298	7,119
Metsa Board OYJ*	1,087	7,740
Metso OYJ	480	15,542
Neste OYJ (a)	2,028	81,763
Nokia OYJ	26,554	105,098
Nokian Renkaat OYJ	566	13,156
Oriola OYJ, Class B	502	1,165
Orion OYJ, Class B	528	28,192
Outokumpu OYJ*	1,296	3,874
Outotec OYJ	807	4,137
Rovio Entertainment OYJ, 144A	227	1,361
Sampo OYJ, Class A*(a)	2,235	79,689
Sanoma OYJ	307	2,972
Stora Enso OYJ, Class R*	2,701	33,056
TietoEVRY OYJ*	492	12,933
Tokmanni Group Corp.	263	3,533
UPM-Kymmene OYJ	2,574	74,203
Uponor OYJ	233	2,912

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Finland (Continued)
Valmet OYJ*	607	$15,753
Wartsila OYJ Abp	2,160	16,841
YIT OYJ	890	4,890

(Cost $788,565)		763,260

France — 30.6%
ABC arbitrage	101	762
Accor SA*	910	25,607
Aeroports de Paris	137	14,242
Air France-KLM*(a)	940	4,240
Air Liquide SA	2,227	301,841
Airbus SE*	2,789	175,539
AKWEL	36	611
Albioma SA	98	3,470
ALD SA, 144A (a)	518	5,698
Alstom SA	884	37,132
Alten SA	136	10,900
Amundi SA, 144A*	268	19,917
Arkema SA	323	28,096
Atos SE*	451	33,953
Aubay	23	725
AXA SA*	9,285	168,826
Beneteau SA	126	892
BioMerieux	196	28,088
BNP Paribas SA*	5,352	191,627
Boiron SA*	27	989
Bollore SA	3,903	11,117
Bonduelle SCA	54	1,271
Bouygues SA*	1,126	34,423
Bureau Veritas SA*	1,456	29,561
Capgemini SE	766	78,312
Carmila SA REIT*	244	3,023
Carrefour SA	2,815	42,669
Casino Guichard Perrachon SA*(a)	177	6,657
Cellectis SA*	114	2,088
CGG SA*	3,365	3,614
Chargeurs SA	80	1,398
Cie de Saint-Gobain	2,400	77,446
Cie des Alpes	24	518
Cie Generale des Etablissements Michelin SCA*	821	82,805
Cie Plastic Omnium SA	301	6,191
CNP Assurances*	807	8,470
Coface SA*	413	2,352
Covivio REIT (a)	254	14,845
Credit Agricole SA*	5,584	48,497
Danone SA*	2,906	198,581
Dassault Aviation SA*	11	9,365
Dassault Systemes SE	622	105,121
DBV Technologies SA*	129	1,201
Derichebourg SA	323	991
Devoteam SA	21	1,641
Edenred	1,165	48,599
Eiffage SA*	397	36,137
Electricite de France SA	2,871	25,355
Elior Group SA, 144A	474	2,910
Elis SA*	945	11,644

	Number of Shares	Value
France (Continued)
Engie SA*	8,733	$103,096
Eramet*(a)	39	1,354
EssilorLuxottica SA*	1,338	171,917
Etablissements Maurel et Prom SA	219	416
Eurazeo SE*	189	9,189
Europcar Mobility Group, 144A*(a)	383	658
Eutelsat Communications SA	803	7,987
Faurecia SE*	396	15,236
FFP	21	1,525
Fnac Darty SA*	70	2,280
Gaztransport Et Technigaz SA	99	7,319
Gecina SA REIT	218	27,998
Genfit*(a)	126	670
Getlink SE*	2,166	31,209
GL Events	54	743
Groupe Crit	5	305
Groupe Guillin	23	468
Guerbet	23	892
Hermes International	151	125,344
ICADE REIT	128	9,143
ID Logistics Group*	12	2,432
Iliad SA	64	11,253
Imerys SA	145	4,996
Ingenico Group SA	276	38,052
Innate Pharma SA*(a)	171	1,077
Interparfums SA*	74	2,686
Ipsen SA*	171	13,420
IPSOS	189	4,584
Jacquet Metal Service SA	65	805
JCDecaux SA*	436	8,852
Kaufman & Broad SA*	59	2,083
Kering SA	361	188,182
Klepierre SA REIT (a)	921	17,421
Korian SA	219	7,867
La Francaise des Jeux SAEM, 144A*	415	14,129
Lagardere SCA*	256	3,586
Legrand SA (a)	1,278	86,963
LISI*	75	1,427
LNA Sante SA	20	985
L’Oreal SA*	1,189	345,669
LVMH Moet Hennessy Louis Vuitton SE	1,313	546,561
Maisons du Monde SA, 144A	184	2,194
Manitou BF SA	36	660
Mercialys SA REIT	219	1,771
Mersen SA	84	1,916
Metropole Television SA*	111	1,286
Natixis SA*	4,402	9,739
Nexans SA*	119	4,845
Nexity SA	188	5,747
Orange SA	9,511	114,498
Orpea	247	28,954
Pernod Ricard SA	1,012	157,384
Peugeot SA*	2,798	39,771
Publicis Groupe SA	1,024	29,008
Quadient	156	2,246
Remy Cointreau SA	106	12,567
Renault SA	938	21,038

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
France (Continued)
Rexel SA	1,137	$11,465
Rubis SCA	413	19,668
Safran SA*	1,518	144,679
Sanofi	5,333	518,169
Sartorius Stedim Biotech*	128	34,641
Schneider Electric SE	2,606	258,153
SCOR SE*	744	18,318
SEB SA	99	13,561
SMCP SA, 144A*	168	914
Societe BIC SA	114	6,059
Societe Generale SA*	3,933	57,769
Sodexo SA	405	27,217
SOITEC*(a)	97	9,400
Sopra Steria Group	75	8,833
SPIE SA	528	8,159
Suez SA (a)	1,614	18,292
Synergie SA	25	587
Tarkett SA	133	1,367
Teleperformance*	284	67,181
Television Francaise 1*	189	1,062
Thales SA	524	40,007
TOTAL SA	11,693	436,446
Trigano SA	34	3,110
Ubisoft Entertainment SA*	429	33,173
Unibail-Rodamco-Westfield REIT	692	36,641
Valeo SA*	1,112	27,341
Vallourec SA*(a)	33	1,199
Veolia Environnement SA(a)	2,620	57,250
Verallia SA, 144A*	147	4,047
Vicat SA	92	2,768
Vilmorin & Cie SA	34	1,793
Vinci SA	2,434	224,363
Virbac SA*	15	3,164
Vivendi SA	3,961	89,829
Wendel SE*	126	11,553
Worldline SA, 144A*	649	48,355

(Cost $7,076,727)		6,450,893

Germany — 26.0%
Aareal Bank AG*	241	4,601
adidas AG*	901	237,237
ADO Properties SA, 144A	232	6,716
ADVA Optical Networking SE*	204	1,318
AIXTRON SE*	644	6,784
Allianz SE	1,968	355,693
alstria office REIT-AG REIT*	721	10,485
Amadeus Fire AG*	21	2,354
AURELIUS Equity Opportunities SE & Co. KGaA	96	1,693
Aurubis AG	176	10,159
BASF SE*	4,401	237,647
Basler AG	23	1,282
Bayer AG	4,635	312,409
Bayerische Motoren Werke AG	1,583	92,429
BayWa AG*	60	1,848
Bechtle AG	145	25,512
Beiersdorf AG	485	50,747

	Number of Shares	Value
Germany (Continued)
Bertrandt AG	21	$833
bet-at-home.com AG*	5	223
Bilfinger SE*	112	2,131
Borussia Dortmund GmbH & Co. KGaA	301	2,118
Brenntag AG	713	37,523
CANCOM SE	195	12,230
Carl Zeiss Meditec AG*	186	19,016
CECONOMY AG*	810	2,386
Cewe Stiftung & Co. KGaA	21	2,149
Commerzbank AG*	4,609	17,912
CompuGroup Medical SE	118	9,608
Continental AG*	505	49,577
Covestro AG, 144A*	801	29,600
CropEnergies AG	232	2,264
CTS Eventim AG & Co. KGaA*	275	12,455
Daimler AG*	4,067	150,696
Datagroup SE	51	2,972
Delivery Hero SE, 144A*	604	57,781
Dermapharm Holding SE	71	3,834
Deutsche Bank AG*(b)	9,480	79,251
Deutsche Beteiligungs AG	52	1,706
Deutsche Boerse AG	904	148,416
Deutsche EuroShop AG	191	2,784
Deutsche Lufthansa AG*(a)	1,168	11,853
Deutsche Pfandbriefbank AG, 144A	597	4,109
Deutsche Post AG*	4,699	145,947
Deutsche Telekom AG*	15,727	247,464
Deutsche Wohnen SE	1,612	71,970
Deutz AG*	548	2,178
DIC Asset AG*	201	2,606
Draegerwerk AG & Co. KGaA*	11	706
Duerr AG	263	6,218
E.ON SE	10,717	113,087
Eckert & Ziegler Strahlen- und Medizintechnik AG*	19	2,980
Elmos Semiconductor AG	43	959
ElringKlinger AG*	127	663
Encavis AG (a)	368	5,000
Evonik Industries AG	1,075	26,432
Evotec SE*(a)	669	18,061
Flatex AG*	61	2,116
Fraport AG Frankfurt Airport Services Worldwide*(a)	190	9,411
Freenet AG	604	10,443
Fresenius Medical Care AG & Co. KGaA*	1,005	84,339
Fresenius SE & Co. KGaA*	1,987	95,285
GEA Group AG	698	20,757
Gerresheimer AG	136	11,579
GRENKE AG*(a)	133	10,696
Hamborner REIT AG REIT*	354	3,291
Hamburger Hafen und Logistik AG	111	1,799
Hannover Rueck SE	277	44,462
HeidelbergCement AG*	683	33,837
HelloFresh SE*	639	25,961
Henkel AG & Co. KGaA*	473	37,830
HOCHTIEF AG	110	9,659
Hornbach Holding AG & Co. KGaA	39	2,805

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Germany (Continued)
HUGO BOSS AG	290	$7,900
Hypoport SE*	20	8,880
Indus Holding AG*	66	2,128
Infineon Technologies AG	5,968	124,917
Isra Vision AG	67	3,719
Jenoptik AG	259	6,227
JOST Werke AG, 144A*	94	2,682
K+S AG*(a)	905	5,740
KION Group AG*	306	17,052
Kloeckner & Co. SE*	324	1,370
Knorr-Bremse AG	217	22,927
Koenig & Bauer AG*	53	1,114
Krones AG	66	4,293
KWS Saat SE & Co. KGaA	65	4,575
LANXESS AG*	378	19,503
LEG Immobilien AG*	339	42,176
Leoni AG*(a)	129	1,068
LPKF Laser & Electronics AG*	129	3,029
MBB SE*	6	406
Merck KGaA	599	68,587
METRO AG	797	7,428
MLP SE*	278	1,605
MorphoSys AG*	142	18,387
MTU Aero Engines AG*	246	39,568
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	683	155,120
Nemetschek SE*	255	20,069
New Work SE	14	4,367
Nordex SE*	292	2,817
Norma Group SE*	135	3,947
OHB SE*	24	944
OSRAM Licht AG*	459	20,141
PATRIZIA AG*	204	5,005
Pfeiffer Vacuum Technology AG	22	3,893
ProSiebenSat.1 Media SE(a)	1,012	12,919
Puma SE*	384	27,357
Rational AG*	17	9,103
Rheinmetall AG	197	15,955
RIB Software SE*(a)	203	6,535
Rocket Internet SE, 144A*	322	6,402
RWE AG*	2,792	92,327
Salzgitter AG*(a)	152	2,042
SAP SE	4,928	620,882
Scout24 AG, 144A	512	39,074
SGL Carbon SE*	217	676
Siemens AG	3,615	395,384
Siemens Healthineers AG, 144A	740	38,168
Siltronic AG*	102	9,930
Sixt Leasing SE*	54	1,127
Sixt SE (a)	64	5,122
SMA Solar Technology AG*	54	1,602
Software AG*	203	7,837
STRATEC SE*	21	1,912
Stroeer SE & Co. KGaA	137	9,908
Suedzucker AG	313	4,673
Symrise AG*	617	67,394
TAG Immobilien AG*	621	14,393

	Number of Shares	Value
Germany (Continued)
Takkt AG*	144	$1,391
TeamViewer AG*	613	31,134
Telefonica Deutschland Holding AG	5,249	16,117
thyssenkrupp AG*(a)	1,899	12,774
Uniper SE	924	28,822
United Internet AG	502	20,551
Varta AG*(a)	94	9,610
VERBIO Vereinigte BioEnergie AG	114	1,125
Volkswagen AG*	149	23,553
Vonovia SE*	2,446	140,592
Vossloh AG*	47	2,035
Wacker Chemie AG*	75	4,677
Wacker Neuson SE*	129	1,750
Washtec AG*	64	2,629
Wirecard AG (a)	563	59,096
Wuestenrot & Wuerttembergische AG	84	1,531
Zalando SE, 144A*	735	49,639
zooplus AG*	35	5,463

(Cost $6,199,624)		5,505,677

Ireland — 2.1%
AerCap Holdings NV*	585	18,860
AIB Group PLC*	3,762	4,172
Bank of Ireland Group PLC*	4,440	7,970
Cairn Homes PLC	4,027	4,050
CRH PLC	3,790	123,268
Dalata Hotel Group PLC	738	2,662
Flutter Entertainment PLC(a)	640	81,913
Glanbia PLC	936	10,198
Glenveagh Properties PLC, 144A*	4,492	3,261
Hibernia REIT PLC REIT	2,966	3,582
Irish Residential Properties REIT PLC REIT	2,460	3,577
Kerry Group PLC, Class A	751	92,785
Kingspan Group PLC	747	46,063
Origin Enterprises PLC	559	1,725
Smurfit Kappa Group PLC	1,036	33,649
Uniphar PLC	1,451	3,093

(Cost $483,208)		440,828

Italy — 7.1%
A2A SpA	7,478	10,355
ACEA SpA	237	4,578
Amplifon SpA*	586	16,230
Anima Holding SpA, 144A	1,230	5,188
Arnoldo Mondadori Editore SpA*	419	490
Ascopiave SpA*	222	1,003
Assicurazioni Generali SpA	5,330	73,868
ASTM SpA*	323	6,633
Atlantia SpA*	2,334	37,814
Autogrill SpA	554	3,112
Azimut Holding SpA	523	8,650
Banca Carige SpA*(c)	462,340	770
Banca Farmafactoring SpA, 144A*	832	4,932
Banca Generali SpA*	253	6,841
Banca IFIS SpA*	79	727
Banca Mediolanum SpA	839	5,579
Banca Monte dei Paschi di Siena SpA*	1,327	1,937

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Italy (Continued)
Banca Popolare di Sondrio SCPA*	1,971	$3,179
Banco BPM SpA*	6,873	8,778
Biesse SpA*	49	504
BPER Banca*	1,780	4,242
Brunello Cucinelli SpA*	141	4,580
Buzzi Unicem SpA	358	7,107
Buzzi Unicem SpA-RSP	189	2,174
Cairo Communication SpA*	354	575
Carel Industries SpA, 144A	128	2,413
Cementir Holding NV	114	776
Cerved Group SpA*	879	6,074
CIR SpA-Compagnie Industriali	3,390	1,539
Credito Emiliano SpA*	405	1,947
Credito Valtellinese SpA*	26,604	1,639
Danieli & C Officine Meccaniche SpA	54	699
Danieli & C Officine Meccaniche SpA-RSP	144	1,018
Datalogic SpA*	81	1,017
Davide Campari-Milano SpA	2,639	21,385
De’ Longhi SpA*	308	6,585
DeA Capital SpA*	399	614
DiaSorin SpA*	120	25,109
doValue SpA, 144A*	152	1,159
El.En. SpA*	39	926
Enav SpA, 144A	1,319	5,974
Enel SpA	38,756	296,889
Eni SpA	12,004	108,239
ERG SpA	274	6,037
Falck Renewables SpA	578	3,455
Ferrari NV	596	100,496
Fila SpA*	99	918
Fincantieri SpA*(a)	2,190	1,473
FinecoBank Banca Fineco SpA*	2,843	33,152
Freni Brembo SpA*	891	8,313
Gruppo MutuiOnline SpA*	99	1,967
Hera SpA	3,814	14,606
Illimity Bank SpA*	284	2,270
IMA Industria Macchine Automatiche SpA*	102	6,205
Immobiliare Grande Distribuzione SIIQ SpA REIT*	278	1,001
Infrastrutture Wireless Italiane SpA, 144A	1,268	12,900
Interpump Group SpA	354	10,563
Intesa Sanpaolo SpA*	70,546	121,568
Iren SpA	2,711	6,729
Italgas SpA	2,323	12,599
Italmobiliare SpA	66	1,766
Juventus Football Club SpA*	2,213	2,285
La Doria SpA	20	234
Leonardo SpA*	1,819	11,307
Maire Tecnimont SpA*(a)	530	833
MARR SpA*	159	2,319
Mediaset SpA*(a)	1,978	3,384
Mediobanca Banca di Credito Finanziario SpA	2,861	18,534
Moncler SpA*	896	33,270
Nexi SpA, 144A*	1,487	24,380
Piaggio & C SpA	759	1,818

	Number of Shares	Value
Italy (Continued)
Pirelli & C SpA, 144A*	1,715	$7,672
Poste Italiane SpA, 144A	2,438	21,364
Prysmian SpA	1,220	25,927
RAI Way SpA, 144A*	466	2,824
Recordati SpA	473	21,485
Reply SpA	125	10,913
Saipem SpA	2,713	6,430
Salvatore Ferragamo SpA*	189	2,629
Saras SpA*	2,585	2,310
Sesa SpA	38	2,134
Snam SpA	9,610	44,633
Societa Cattolica di Assicurazioni SC*	622	2,853
Tamburi Investment Partners SpA	370	2,452
Technogym SpA, 144A*	399	3,289
Telecom Italia SpA*	41,652	15,350
Telecom Italia SpA-RSP	25,785	9,926
Terna Rete Elettrica Nazionale SpA	6,653	44,828
Tinexta SpA	125	1,604
Tod’s SpA*	41	1,081
UniCredit SpA*	10,164	86,492
Unione di Banche Italiane SpA*	4,349	12,267
Unipol Gruppo SpA*	1,999	7,003
Webuild SpA(a)	809	1,116
Zignago Vetro SpA	63	827

(Cost $1,744,156)		1,485,639

Luxembourg — 0.8%
APERAM SA	247	6,786
ArcelorMittal SA*	3,538	33,795
Aroundtown SA	5,408	29,668
Befesa SA, 144A	197	7,468
Corestate Capital Holding SA*(a)	55	1,107
Eurofins Scientific SE	62	41,831
Grand City Properties SA	487	11,017
SES SA	1,655	12,224
Solutions 30 SE*(a)	308	4,096
Stabilus SA	106	5,735
Tenaris SA	2,167	13,451

(Cost $284,003)		167,178

Netherlands — 11.5%
Aalberts NV*	456	12,477
ABN AMRO Bank NV, 144A	1,919	15,359
Accell Group NV*	110	2,668
Adyen NV, 144A*	85	111,621
Aegon NV	9,121	24,350
Akzo Nobel NV	935	76,389
Alfen Beheer BV, 144A*	101	3,122
Altice Europe NV*	3,158	12,620
AMG Advanced Metallurgical Group NV	145	2,425
Arcadis NV*	311	5,317
Argenx SE*	209	44,428
ASM International NV	230	26,693
ASML Holding NV	2,006	652,330
ASR Nederland NV	638	17,493
Basic-Fit NV, 144A*	188	4,758
BE Semiconductor Industries NV	332	12,648

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Netherlands (Continued)
Boskalis Westminster*	376	$6,945
Brunel International NV*	109	692
Corbion NV*	282	10,346
Eurocommercial Properties NV	186	2,358
Euronext NV, 144A	249	22,914
EXOR NV	493	26,520
Flow Traders, 144A	142	4,968
ForFarmers NV	95	603
Fugro NV*(a)	348	1,313
Heineken Holding NV	542	44,582
Heineken NV	1,219	111,608
IMCD NV*	255	24,009
ING Groep NV	18,467	119,019
Intertrust NV, 144A	387	6,109
Just Eat Takeaway.com NV, 144A*	573	62,054
Koninklijke Ahold Delhaize NV	5,200	131,665
Koninklijke BAM Groep NV*	1,368	2,314
Koninklijke DSM NV	813	103,829
Koninklijke KPN NV	17,597	43,052
Koninklijke Philips NV*	4,234	191,711
Koninklijke Vopak NV	338	18,501
NIBC Holding NV, 144A	234	1,862
NN Group NV	1,381	42,571
NSI NV REIT	84	3,184
OCI NV*	400	4,507
Pharming Group NV*	2,520	3,728
PostNL NV	1,875	2,784
Prosus NV*	2,287	189,386
QIAGEN NV*	1,123	49,003
Randstad NV	615	25,758
SBM Offshore NV	790	10,778
Shop Apotheke Europe NV, 144A*	50	5,145
SIF Holding NV*	38	428
Signify NV, 144A*	605	12,915
TKH Group NV	186	6,553
TomTom NV*	323	2,734
Vastned Retail NV REIT	71	1,416
Wereldhave NV REIT(a)	173	1,462
Wolters Kluwer NV	1,299	103,359

(Cost $2,111,163)		2,427,383

Portugal — 0.6%
Altri SGPS SA	294	1,350
Banco Comercial Portugues SA, Class R	40,733	4,454
Corticeira Amorim SGPS SA	224	2,293
CTT-Correios de Portugal SA*	577	1,313
EDP—Energias de Portugal SA	11,950	56,018
Galp Energia SGPS SA	2,303	27,392
Jeronimo Martins SGPS SA*	1,165	19,890
Mota-Engil SGPS SA	467	595
Navigator Co. SA*	1,124	2,777
NOS SGPS SA*	1,266	5,202
REN—Redes Energeticas Nacionais SGPS SA	2,236	6,007
Semapa-Sociedade de Investimento e Gestao*	107	985
Sonae SGPS SA	3,626	2,701

(Cost $143,152)		130,977

	Number of Shares	Value
Spain — 7.8%
Acciona SA(a)	98	$9,769
Acerinox SA*	872	6,905
ACS Actividades de Construccion y Servicios SA	1,217	31,004
Aedas Homes SA, 144A*	107	1,758
Aena SME SA, 144A*	318	45,254
Almirall SA*	255	3,354
Amadeus IT Group SA	2,061	107,390
Applus Services SA	574	4,533
Atresmedia Corp. de Medios de Comunicacion SA	384	1,027
Banco Bilbao Vizcaya Argentaria SA	31,946	99,044
Banco de Sabadell SA	26,504	7,961
Banco Santander SA	78,270	177,025
Bankia SA	5,465	4,816
Bankinter SA	2,994	12,666
Bolsas y Mercados Espanoles SHMSF SA	375	13,704
CaixaBank SA	16,929	31,561
Cellnex Telecom SA, 144A*	1,200	67,829
Cia de Distribucion Integral Logista Holdings SA	219	4,031
CIE Automotive SA	380	6,838
Construcciones y Auxiliar de Ferrocarriles SA	86	2,964
Corp. Financiera Alba SA	90	3,597
Distribuidora Internacional de Alimentacion SA*	20,449	2,604
Ebro Foods SA	402	8,398
eDreams ODIGEO SA*	343	1,089
Enagas SA	1,237	27,751
Ence Energia y Celulosa SA	486	1,490
Endesa SA	1,508	35,739
Euskaltel SA, 144A	368	2,896
Faes Farma SA	1,221	4,927
Ferrovial SA*	32	867
Ferrovial SA	2,304	62,456
Fluidra SA*	213	2,624
Fomento de Construcciones y Contratas SA*	373	3,760
Gestamp Automocion SA, 144A	691	2,036
Global Dominion Access SA, 144A*	459	1,572
Grifols SA	1,443	45,043
Grupo Catalana Occidente SA	207	4,665
Grupo Empresarial San Jose SA*	174	917
Iberdrola SA	27,262	293,180
Indra Sistemas SA*	676	5,215
Industria de Diseno Textil SA	5,141	142,955
Inmobiliaria Colonial Socimi SA REIT	1,451	13,095
Lar Espana Real Estate Socimi SA REIT	407	2,004
Liberbank SA*	10,395	1,802
Mapfre SA	5,144	9,039
Masmovil Ibercom SA*	420	8,728
Mediaset Espana Comunicacion SA*	704	2,499
Melia Hotels International SA	488	2,417
Merlin Properties Socimi SA REIT	1,626	13,627
Metrovacesa SA, 144A*	172	1,105
Miquel y Costas & Miquel SA	111	1,641

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Spain (Continued)
Naturgy Energy Group SA	1,382	$25,612
Neinor Homes SA, 144A*	382	3,452
Pharma Mar SA*	881	6,039
Promotora de Informaciones SA, Class A*	1,286	802
Prosegur Cash SA, 144A	2,298	2,033
Prosegur Cia de Seguridad SA	1,177	2,637
Red Electrica Corp. SA	2,056	36,151
Repsol SA	6,808	63,254
Sacyr SA	1,700	3,321
Siemens Gamesa Renewable Energy SA*	1,117	18,766
Solaria Energia y Medio Ambiente SA*	234	2,596
Talgo SA, 144A*	459	2,150
Tecnicas Reunidas SA*	144	2,238
Telefonica SA	22,099	104,036
Unicaja Banco SA, 144A*	3,980	2,166
Viscofan SA	167	10,974
Zardoya Otis SA	808	5,740

(Cost $2,470,653)		1,641,138

Switzerland(d) — 0.4%
STMicroelectronics NV
(Cost $38,124)	3,004	73,661

United Kingdom(d) — 2.3%
CNH Industrial NV*	4,689	28,378
Coca-Cola European Partners PLC	975	36,757
Dialog Semiconductor PLC*	354	13,958
Fiat Chrysler Automobiles NV*	5,350	47,166
Unilever NV(a)	6,891	355,619

(Cost $483,672)		481,878

TOTAL COMMON STOCKS (Cost $23,066,357)		20,450,498

PREFERRED STOCKS — 1.6%
Germany — 1.6%
Bayerische Motoren Werke AG	254	11,667
Draegerwerk AG & Co. KGaA*	36	2,849
FUCHS PETROLUB SE	346	13,758
Henkel AG & Co. KGaA*	858	76,460

	Number of Shares	Value
Germany (Continued)
Jungheinrich AG*	203	$3,934
Porsche Automobil Holding SE	703	38,168
Sartorius AG*	173	64,026
Sixt SE	76	4,146
STO SE & Co. KGaA	9	1,031
Volkswagen AG*	876	128,844

(Cost $366,289)		344,883

TOTAL PREFERRED STOCKS (Cost $366,289)		344,883

RIGHTS — 0.0%
Italy — 0.0%
Davide Campari-Milano SpA*, expires 6/21/20(c) (Cost $0)	2,639	0

WARRANTS — 0.0%
Spain — 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	79

SECURITIES LENDING COLLATERAL — 3.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (e)(f) (Cost $667,973)	667,973	667,973

CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 0.12% (e) (Cost $290,364)	290,364	290,364

TOTAL INVESTMENTS — 103.2% (Cost $24,391,026)		$21,753,797
Other assets and liabilities, net — (3.2%)		(676,743)

NET ASSETS — 100.0%		$21,077,054

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG*(b)
86,260	3,127	(27,547)		(33,816)	51,227	—	—	9,480	79,251

SECURITIES LENDING COLLATERAL — 3.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (e)(f)
1,747,284	—	(1,079,311	)(g)	—	—	7,938	—	667,973	667,973
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 0.12% (e)
720,256	7,638,894	(8,068,786)		—	—	9,036	—	290,364	290,364

2,553,800	7,642,021	(9,175,644)		(33,816)	51,227	16,974	–	967,817	1,037,588

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2020

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $625,994, which is 3.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $30,530.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX 50 Futures	EUR	7	$218,394	$236,685	6/19/2020	$18,291

As of May 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	6/3/2020	EUR	999,000	USD	1,094,744	$–	$(14,265)
Citigroup Global Markets	6/3/2020	EUR	2,057,000	USD	2,254,235	–	(29,279)
Citigroup Global Markets	6/3/2020	EUR	150,000	USD	163,647	–	(2,871)
JP Morgan & Chase Co.	6/3/2020	EUR	8,187,330	USD	8,972,290	–	(116,619)
RBC Capital Markets	6/3/2020	EUR	6,954,000	USD	7,620,784	–	(98,982)
Citigroup Global Markets	6/3/2020	USD	3,566,274	EUR	3,206,000	–	(7,233)
JP Morgan & Chase Co.	6/3/2020	USD	9,107,177	EUR	8,187,330	–	(18,267)
RBC Capital Markets	6/3/2020	USD	7,735,435	EUR	6,954,000	–	(15,669)
Citigroup Global Markets	7/3/2020	EUR	762,000	USD	848,132	1,695	–
Citigroup Global Markets	7/3/2020	EUR	3,206,000	USD	3,568,384	7,127	–
JP Morgan & Chase Co.	7/3/2020	EUR	8,187,330	USD	9,112,482	17,914	–
RBC Capital Markets	7/3/2020	EUR	6,954,000	USD	7,739,941	15,368	–

Total unrealized appreciation (depreciation)						$42,104	$(303,185)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$20,449,728	$—	$770	$20,450,498
Preferred Stocks	344,883	—	—	344,883
Rights	—	—	0	0
Warrants	79	—	—	79
Short-Term Investments (h)	958,337	—	—	958,337
Derivatives (i)
Forward Foreign Currency Contracts	—	42,104	—	42,104
Futures Contracts	18,291	—	—	18,291

TOTAL	$21,771,318	$42,104	$770	$21,814,192

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(303,185)	$—	$(303,185)

TOTAL	$—	$(303,185)	$—	$(303,185)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 91.4%

Communication Services — 5.8%
Deutsche Telekom AG*	43,424	$683,275
Scout24 AG, 144A	1,397	106,613
Telefonica Deutschland Holding AG	13,521	41,515
United Internet AG	1,317	53,917

(Cost $1,038,506)		885,320

Consumer Discretionary — 12.4%
adidas AG*	2,480	652,994
Bayerische Motoren Werke AG	4,308	251,538
Continental AG*	1,431	140,486
Daimler AG*	11,144	412,924
Delivery Hero SE, 144A*	1,667	159,472
Puma SE*	1,079	76,871
Volkswagen AG*	425	67,180
Zalando SE, 144A*	1,976	133,450

(Cost $2,607,356)		1,894,915

Consumer Staples — 1.7%
Beiersdorf AG	1,313	137,383
Henkel AG & Co. KGaA*	1,351	108,052
METRO AG	2,394	22,312

(Cost $319,068)		267,747

Financials — 14.4%
Allianz SE	5,432	981,771
Commerzbank AG*	12,991	50,487
Deutsche Bank AG*(a)	25,568	213,743
Deutsche Boerse AG	2,474	406,172
Hannover Rueck SE	786	126,163
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,880	426,979

(Cost $2,773,514)		2,205,315

Health Care — 12.0%
Bayer AG	12,798	862,614
Carl Zeiss Meditec AG*	517	52,856
Fresenius Medical Care AG & Co. KGaA*	2,777	233,045
Fresenius SE & Co. KGaA*	5,444	261,063
Merck KGaA	1,683	192,706
QIAGEN NV*	3,019	131,737
Siemens Healthineers AG, 144A	1,954	100,785

(Cost $2,880,664)		1,834,806

Industrials — 12.8%
Brenntag AG	2,010	105,781
Deutsche Lufthansa AG*	3,148	31,946
Deutsche Post AG*	12,884	400,167
Fraport AG Frankfurt Airport Services Worldwide*	545	26,994
GEA Group AG	1,999	59,447
HOCHTIEF AG	322	28,273
KION Group AG*	854	47,589
Knorr-Bremse AG	629	66,457
MTU Aero Engines AG*	691	111,145
Siemens AG	9,964	1,089,795

(Cost $2,191,006)		1,967,594

	Number of Shares	Value
Information Technology — 15.4%
Infineon Technologies AG	16,293	$341,031
Nemetschek SE*	749	58,948
SAP SE	13,604	1,713,978
TeamViewer AG*	1,692	85,937
Wirecard AG	1,529	160,493

(Cost $1,827,944)		2,360,387

Materials — 7.6%
BASF SE*	11,950	645,281
Covestro AG, 144A*	2,256	83,367
Evonik Industries AG	2,723	66,952
HeidelbergCement AG*	1,930	95,615
LANXESS AG*	1,078	55,620
Symrise AG*	1,675	182,959
thyssenkrupp AG*	5,162	34,724

(Cost $1,941,108)		1,164,518

Real Estate — 5.1%
Aroundtown SA	15,007	82,327
Deutsche Wohnen SE	4,454	198,854
LEG Immobilien AG*	897	111,600
Vonovia SE*	6,716	386,025

(Cost $663,292)		778,806

Utilities — 4.2%
E.ON SE	29,252	308,671
RWE AG*	7,608	251,584
Uniper SE	2,623	81,818

(Cost $729,405)		642,073

TOTAL COMMON STOCKS (Cost $16,971,863)		14,001,481

PREFERRED STOCKS — 6.0%
Consumer Discretionary — 3.3%
Bayerische Motoren Werke AG	746	34,267
Porsche Automobil Holding SE	1,992	108,151
Volkswagen AG*	2,415	355,202

(Cost $878,369)		497,620

Consumer Staples — 1.4%
Henkel AG & Co. KGaA* (Cost $273,880)	2,322	206,924

Health Care — 1.1%
Sartorius AG* (Cost $69,381)	463	171,352

Materials — 0.2%
FUCHS PETROLUB SE (Cost $38,109)	886	35,229

TOTAL PREFERRED STOCKS (Cost $1,259,739)		911,125

EXCHANGE-TRADED FUNDS — 0.9%
iShares Currency Hedged MSCI Germany ETF (b) (Cost $133,125)	5,183	134,538

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (c)(d) (Cost $111,300)	111,300	$111,300

CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 0.12% (c) (Cost $229,525)	229,525	229,525

TOTAL INVESTMENTS — 100.5% (Cost $18,705,552)		$15,387,969
Other assets and liabilities, net — (0.5%)		(74,043)

NET ASSETS — 100.0%		$15,313,926

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
COMMON STOCKS — 1.4%
Financials — 1.4%
Deutsche Bank AG*(a)
264,960	25,417		(135,498)	(271,350)	330,214	—	—	25,568	213,743

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (c)(d)
—	111,300(e	)	—	—	—	93	—	111,300	111,300

CASH EQUIVALENTS —1.5%
DWS Government Money Market Series “Institutional Shares”, 0.12% (c)
266,383	4,818,677		(4,855,535)	—	—	5,035	—	229,525	229,525

531,343	4,955,394		(4,991,033)	(271,350)	330,214	5,128	—	366,393	554,568

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $109,022, which is 0.7% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
DAX Mini Futures	EUR	3	$179,893	$193,190	6/19/2020	$13,297

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

May 31, 2020

As of May 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	6/3/2020	EUR	5,765,367	USD	6,317,920	$—	$(82,323)
JP Morgan & Chase Co.	6/3/2020	EUR	2,461,000	USD	2,696,948	—	(35,054)
JP Morgan & Chase Co.	6/3/2020	EUR	1,643,000	USD	1,800,552	—	(23,373)
RBC Capital Markets	6/3/2020	EUR	3,086,919	USD	3,382,908	—	(43,939)
RBC Capital Markets	6/3/2020	EUR	96,000	USD	104,714	—	(1,857)
Citigroup Global Markets	6/3/2020	USD	6,413,250	EUR	5,765,367	—	(13,007)
JP Morgan & Chase Co.	6/3/2020	USD	4,565,084	EUR	4,104,000	—	(9,157)
RBC Capital Markets	6/3/2020	USD	3,540,590	EUR	3,182,919	—	(7,171)
Citigroup Global Markets	7/3/2020	EUR	5,765,367	USD	6,417,044	12,816	—
JP Morgan & Chase Co.	7/3/2020	EUR	4,104,000	USD	4,567,744	8,980	—
RBC Capital Markets	7/3/2020	EUR	704,000	USD	783,568	1,558	—
RBC Capital Markets	7/3/2020	EUR	3,182,919	USD	3,542,653	7,034	—

Total unrealized appreciation (depreciation)						$30,388	$(215,881)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$14,001,481	$—	$—	$14,001,481
Preferred Stocks (f)	911,125	—	—	911,125
Exchange-Traded Funds	134,538	—	—	134,538
Short-Term Investments (f)	340,825	—	—	340,825
Derivatives (g)
Forward Foreign Currency Contracts	—	30,388	—	30,388
Futures Contracts	13,297	—	—	13,297

TOTAL	$15,401,266	$30,388	$—	$15,431,654

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(215,881)	$—	$(215,881)

TOTAL	$—	$(215,881)	$—	$(215,881)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	83

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 96.8%
Communication Services — 8.8%
CyberAgent, Inc.	6,500	$327,275
Dentsu Group, Inc.	14,336	383,507
Hakuhodo DY Holdings, Inc.	15,680	194,682
Kakaku.com, Inc.	8,036	194,184
KDDI Corp.	106,115	3,085,694
Konami Holdings Corp.	5,964	209,316
LINE Corp.*	3,747	187,272
Nexon Co. Ltd.	31,164	649,027
Nintendo Co. Ltd.	7,221	2,915,317
Nippon Telegraph & Telephone Corp.	82,752	1,875,339
NTT DOCOMO, Inc.	75,205	2,058,209
Softbank Corp.	122,600	1,552,892
SoftBank Group Corp.	100,686	4,511,241
Square Enix Holdings Co. Ltd. (a)	5,900	286,124
Toho Co. Ltd.	7,098	260,634
Z Holdings Corp.	172,528	703,902

(Cost $19,554,125)		19,394,615

Consumer Discretionary — 17.1%
ABC-Mart, Inc.	2,011	122,139
Aisin Seiki Co. Ltd.	10,423	328,120
Bandai Namco Holdings, Inc.	12,707	706,488
Benesse Holdings, Inc.	4,588	124,097
Bridgestone Corp.	35,107	1,164,428
Casio Computer Co. Ltd.	12,292	216,217
Denso Corp.	27,810	1,065,261
Fast Retailing Co. Ltd.	3,789	2,126,646
Hikari Tsushin, Inc.	1,352	295,987
Honda Motor Co. Ltd.	105,045	2,711,718
Iida Group Holdings Co. Ltd.	9,066	134,504
Isetan Mitsukoshi Holdings Ltd.	20,875	139,560
Isuzu Motors Ltd.	35,295	330,384
JTEKT Corp.	11,784	94,954
Koito Manufacturing Co. Ltd.	6,672	282,421
Marui Group Co. Ltd.	11,602	209,029
Mazda Motor Corp.	36,504	233,217
McDonald’s Holdings Co. Japan Ltd.	4,519	240,103
Mercari, Inc.*	5,400	160,731
Mitsubishi Motors Corp.	40,238	113,425
NGK Spark Plug Co. Ltd.	10,190	164,125
Nikon Corp.	19,859	182,302
Nissan Motor Co. Ltd.	145,447	540,681
Nitori Holdings Co. Ltd.	5,147	932,326
Oriental Land Co. Ltd.	12,825	1,856,946
Pan Pacific International Holdings Corp.	26,600	535,478
Panasonic Corp.	143,544	1,281,774
Rakuten, Inc.	54,938	497,190
Rinnai Corp.	2,255	189,650
Ryohin Keikaku Co. Ltd.	15,800	238,659
Sega Sammy Holdings, Inc.	11,188	145,653
Sekisui Chemical Co. Ltd.	23,852	332,860
Sekisui House Ltd.	39,452	750,848
Sharp Corp.	13,055	141,269
Shimamura Co. Ltd.	1,470	103,321
Shimano, Inc.	4,784	878,771
Sony Corp.	81,793	5,213,455

	Number of Shares	Value
Consumer Discretionary (Continued)
Stanley Electric Co. Ltd.	7,746	$188,110
Subaru Corp.	39,917	880,361
Sumitomo Electric Industries Ltd.	48,913	568,977
Sumitomo Rubber Industries Ltd.	11,030	112,095
Suzuki Motor Corp.	23,689	822,838
Toyoda Gosei Co. Ltd.	4,163	88,900
Toyota Industries Corp.	9,099	464,885
Toyota Motor Corp.	136,573	8,554,412
USS Co. Ltd.	14,218	247,591
Yamada Denki Co. Ltd.	45,747	222,277
Yamaha Corp.	8,507	413,340
Yamaha Motor Co. Ltd.	18,424	265,653
Yokohama Rubber Co. Ltd.	7,646	115,351
ZOZO, Inc.	6,834	125,724

(Cost $41,837,742)		37,855,251

Consumer Staples — 8.2%
Aeon Co. Ltd.	42,102	930,503
Ajinomoto Co., Inc.	29,901	509,325
Asahi Group Holdings Ltd.	24,797	933,063
Calbee, Inc.	5,608	161,982
Coca-Cola Bottlers Japan Holdings, Inc.	7,700	152,793
Cosmos Pharmaceutical Corp.	1,200	172,136
FamilyMart Co. Ltd.	15,836	296,471
Ito En Ltd.	3,300	189,105
Japan Tobacco, Inc.	76,789	1,521,967
Kao Corp.	30,984	2,484,294
Kikkoman Corp.(a)	9,048	454,728
Kirin Holdings Co. Ltd.	53,089	1,086,689
Kobayashi Pharmaceutical Co. Ltd.	3,200	284,853
Kobe Bussan Co. Ltd.	3,900	201,790
Kose Corp.	2,088	261,182
Lawson, Inc.	3,269	180,660
Lion Corp.	14,788	338,008
MEIJI Holdings Co. Ltd.	7,393	555,957
NH Foods Ltd.	5,311	196,001
Nisshin Seifun Group, Inc.	12,475	194,219
Nissin Foods Holdings Co. Ltd.	4,170	347,999
Pigeon Corp.	7,400	288,191
Pola Orbis Holdings, Inc.	5,479	106,486
Seven & i Holdings Co. Ltd.	48,502	1,658,184
Shiseido Co. Ltd.	25,707	1,566,090
Sundrug Co. Ltd.	4,657	156,752
Suntory Beverage & Food Ltd.	9,036	368,662
Toyo Suisan Kaisha Ltd.	5,712	298,192
Tsuruha Holdings, Inc.	2,397	353,843
Unicharm Corp.	25,874	962,073
Welcia Holdings Co. Ltd.	3,000	251,750
Yakult Honsha Co. Ltd.	7,638	467,438
Yamazaki Baking Co. Ltd.	7,806	139,769

(Cost $19,900,330)		18,071,155

Energy — 0.7%
Idemitsu Kosan Co. Ltd.	12,160	269,483
Inpex Corp.	65,944	459,153
JXTG Holdings, Inc.	199,737	767,315

(Cost $2,508,327)		1,495,951

See Notes to Financial Statements.	84

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Financials — 9.0%
Acom Co. Ltd.	26,674	$108,581
Aozora Bank Ltd.	7,292	135,366
Bank of Kyoto Ltd.	3,304	118,563
Chiba Bank Ltd.	34,060	161,702
Concordia Financial Group Ltd.	69,638	227,294
Dai-ichi Life Holdings, Inc.	69,419	903,100
Daiwa Securities Group, Inc.	93,144	385,808
Fukuoka Financial Group, Inc.	11,148	181,209
Japan Exchange Group, Inc.	32,332	694,638
Japan Post Bank Co. Ltd. (a)	26,625	219,725
Japan Post Holdings Co. Ltd.	101,270	736,296
Japan Post Insurance Co. Ltd.	14,700	186,468
Mebuki Financial Group, Inc.	57,362	129,782
Mitsubishi UFJ Financial Group, Inc.	785,942	3,237,196
Mitsubishi UFJ Lease & Finance Co. Ltd.	27,216	132,742
Mizuho Financial Group, Inc.	1,546,072	1,928,200
MS&AD Insurance Group Holdings, Inc.	28,989	850,760
Nomura Holdings, Inc.	202,577	869,515
ORIX Corp.	84,827	1,124,000
Resona Holdings, Inc.	135,176	486,080
SBI Holdings, Inc.	15,299	327,557
Seven Bank Ltd.	37,504	106,762
Shinsei Bank Ltd.	10,447	133,197
Shizuoka Bank Ltd.	26,582	169,088
Sompo Holdings, Inc.	21,575	766,613
Sony Financial Holdings, Inc.	9,482	228,247
Sumitomo Mitsui Financial Group, Inc.	83,872	2,425,674
Sumitomo Mitsui Trust Holdings, Inc.	21,662	636,934
T&D Holdings, Inc.	35,349	318,926
Tokio Marine Holdings, Inc.	40,971	1,773,403
Tokyo Century Corp.	2,800	121,637

(Cost $27,940,168)		19,825,063

Health Care — 11.7%
Alfresa Holdings Corp.	12,690	255,695
Asahi Intecc Co. Ltd.	13,000	397,793
Astellas Pharma, Inc.	119,735	2,125,575
Chugai Pharmaceutical Co. Ltd.	14,445	2,128,342
Daiichi Sankyo Co. Ltd.	36,461	3,409,608
Eisai Co. Ltd.	16,312	1,276,282
Hisamitsu Pharmaceutical Co., Inc.	3,406	171,492
Hoya Corp.	24,286	2,276,707
Kyowa Kirin Co. Ltd.	17,260	467,650
M3, Inc.	28,384	1,142,256
Medipal Holdings Corp.	11,382	225,540
Nippon Shinyaku Co. Ltd.	3,000	258,148
Olympus Corp.	74,876	1,299,369
Ono Pharmaceutical Co. Ltd.	23,683	675,716
Otsuka Holdings Co. Ltd.	25,100	1,132,055
PeptiDream, Inc.*	6,000	268,997
Santen Pharmaceutical Co. Ltd.	23,674	436,842
Shionogi & Co. Ltd.	17,308	1,020,874
Sumitomo Dainippon Pharma Co. Ltd.	11,548	163,082
Suzuken Co. Ltd.	4,232	153,631
Sysmex Corp.	10,844	865,750
Taisho Pharmaceutical Holdings Co. Ltd.	2,046	129,766

	Number of Shares	Value
Health Care (Continued)
Takeda Pharmaceutical Co. Ltd.	101,223	$3,933,660
Terumo Corp.	41,402	1,623,909

(Cost $20,879,380)		25,838,739

Industrials — 19.7%
AGC, Inc.	12,562	355,270
Amada Co. Ltd.	21,134	188,324
ANA Holdings, Inc.*(a)	7,518	181,179
Central Japan Railway Co.	9,326	1,594,184
Dai Nippon Printing Co. Ltd.	15,743	357,500
Daifuku Co. Ltd.	6,500	505,077
Daikin Industries Ltd.	16,048	2,358,578
East Japan Railway Co.	19,085	1,495,371
FANUC Corp.	12,489	2,225,195
Fuji Electric Co. Ltd.	7,906	211,056
Hankyu Hanshin Holdings, Inc.	14,940	551,358
Hino Motors Ltd.	17,460	118,024
Hitachi Construction Machinery Co. Ltd.	6,920	181,590
Hoshizaki Corp.	3,354	270,572
ITOCHU Corp.	86,388	1,850,399
Japan Airlines Co. Ltd.	6,554	128,655
Japan Airport Terminal Co. Ltd.	3,135	137,789
JGC Holdings Corp.	13,683	147,050
Kajima Corp.	27,976	316,998
Kamigumi Co. Ltd.	5,742	112,077
Kawasaki Heavy Industries Ltd.	8,593	135,933
Keihan Holdings Co. Ltd.	6,104	289,791
Keikyu Corp.	14,181	236,821
Keio Corp.	6,636	393,810
Keisei Electric Railway Co. Ltd.	7,984	261,704
Kintetsu Group Holdings Co. Ltd.	11,010	540,061
Komatsu Ltd.	56,837	1,148,914
Kubota Corp.	67,763	910,774
Kurita Water Industries Ltd.	6,242	172,886
Kyushu Railway Co. (a)	10,200	288,942
LIXIL Group Corp.	17,716	247,066
Makita Corp.	14,044	475,317
Marubeni Corp.	106,087	514,770
MINEBEA MITSUMI, Inc.	23,924	419,494
MISUMI Group, Inc.	18,220	483,524
Mitsubishi Corp.	86,291	2,012,350
Mitsubishi Electric Corp.	118,026	1,552,412
Mitsubishi Heavy Industries Ltd.	20,602	532,506
Mitsui & Co. Ltd.	106,871	1,620,729
Miura Co. Ltd.	5,500	234,596
MonotaRO Co. Ltd.	8,000	290,417
Nabtesco Corp.	7,372	228,655
Nagoya Railroad Co. Ltd.	11,801	355,633
NGK Insulators Ltd.	16,064	235,199
Nidec Corp.	28,690	1,761,650
Nihon M&A Center, Inc.	9,500	381,427
Nippon Express Co. Ltd.	4,639	238,306
Nippon Yusen KK	9,612	138,416
NSK Ltd.	22,098	161,465
Obayashi Corp.	42,508	392,976
Odakyu Electric Railway Co. Ltd.	18,877	470,678
Park24 Co. Ltd.	7,168	138,980

See Notes to Financial Statements.	85

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Industrials (Continued)
Persol Holdings Co. Ltd.	12,100	$159,882
Recruit Holdings Co. Ltd.	81,791	2,813,711
Secom Co. Ltd.	13,472	1,166,004
Seibu Holdings, Inc.	14,530	189,700
SG Holdings Co. Ltd.	10,200	332,449
Shimizu Corp.	35,468	299,938
SMC Corp.	3,658	1,844,179
Sohgo Security Services Co. Ltd.	4,522	222,232
Sumitomo Corp.	75,273	905,970
Sumitomo Heavy Industries Ltd.	7,158	163,278
Taisei Corp.	12,652	438,764
THK Co. Ltd.	7,276	188,908
Tobu Railway Co. Ltd.	12,090	428,242
Tokyu Corp.	32,222	510,317
Toppan Printing Co. Ltd.	17,639	301,439
Toshiba Corp.	24,523	669,440
TOTO Ltd.	9,038	357,849
Toyota Tsusho Corp.	13,431	339,994
West Japan Railway Co.	10,379	668,964
Yamato Holdings Co. Ltd.	20,417	451,334
Yaskawa Electric Corp.	15,482	555,569

(Cost $47,511,197)		43,560,611

Information Technology — 11.8%
Advantest Corp.	12,900	636,358
Brother Industries Ltd.	14,722	276,980
Canon, Inc.	64,497	1,327,079
Disco Corp.	1,800	401,576
FUJIFILM Holdings Corp.	22,957	1,060,307
Fujitsu Ltd.	12,640	1,300,978
GMO Payment Gateway, Inc.	2,700	303,686
Hamamatsu Photonics KK	8,788	397,658
Hirose Electric Co. Ltd.	2,266	270,420
Hitachi Ltd.	62,234	1,993,773
Itochu Techno-Solutions Corp.	6,000	202,513
Keyence Corp.	11,686	4,805,731
Kyocera Corp.	20,508	1,108,834
Lasertec Corp.	4,800	393,899
Murata Manufacturing Co. Ltd.	36,945	2,060,589
NEC Corp.	15,593	699,079
Nomura Research Institute Ltd.	20,722	547,232
NTT Data Corp.	40,240	464,545
Obic Co. Ltd.	4,462	772,870
Omron Corp.	12,017	795,599
Oracle Corp.	2,472	288,356
Otsuka Corp.	6,660	321,128
Renesas Electronics Corp.*	49,400	256,058
Ricoh Co. Ltd.	42,934	316,894
Rohm Co. Ltd.	5,512	370,550
SCSK Corp.	3,300	161,259
Seiko Epson Corp.	17,824	200,643
Shimadzu Corp.	14,236	384,792
SUMCO Corp.	17,100	261,784
TDK Corp.	8,328	778,397
TIS, Inc.	14,100	300,317
Tokyo Electron Ltd.	9,614	1,916,649
Trend Micro, Inc.	8,572	470,548
Yokogawa Electric Corp.	14,608	210,224

(Cost $24,475,170)		26,057,305

	Number of Shares	Value
Materials — 4.6%
Air Water, Inc.	12,404	$180,001
Asahi Kasei Corp.	82,184	647,748
Daicel Corp.	15,746	133,157
Hitachi Metals Ltd.	12,846	147,941
JFE Holdings, Inc.	32,019	235,143
JSR Corp.	13,151	257,545
Kansai Paint Co. Ltd.	11,406	236,063
Kuraray Co. Ltd.	21,121	221,698
Maruichi Steel Tube Ltd.	3,532	90,359
Mitsubishi Chemical Holdings Corp.	81,696	480,502
Mitsubishi Gas Chemical Co., Inc.	9,876	146,888
Mitsubishi Materials Corp.	7,072	160,857
Mitsui Chemicals, Inc.	12,181	253,006
Nippon Paint Holdings Co. Ltd.	9,463	658,975
Nippon Steel Corp.	51,237	471,583
Nissan Chemical Corp.	8,002	352,817
Nitto Denko Corp.	10,118	546,970
Oji Holdings Corp.	52,584	263,785
Shin-Etsu Chemical Co. Ltd.	22,831	2,671,679
Showa Denko KK	8,200	195,790
Sumitomo Chemical Co. Ltd.	93,756	290,366
Sumitomo Metal Mining Co. Ltd.	15,005	417,544
Taiheiyo Cement Corp.	7,778	183,695
Taiyo Nippon Sanso Corp.	9,680	162,642
Teijin Ltd.	11,759	192,340
Toray Industries, Inc.	90,042	437,415
Tosoh Corp.	15,900	220,856

(Cost $13,684,100)		10,257,365

Real Estate — 3.6%
Aeon Mall Co. Ltd.	6,422	90,216
Daito Trust Construction Co. Ltd.	4,151	438,213
Daiwa House Industry Co. Ltd.	36,517	905,603
Daiwa House REIT Investment Corp. REIT	123	303,836
GLP J REIT	227	302,470
Hulic Co. Ltd. (a)	19,410	196,179
Japan Prime Realty Investment Corp. REIT	51	155,584
Japan Real Estate Investment Corp. REIT	84	457,991
Japan Retail Fund Investment Corp. REIT	171	225,474
Mitsubishi Estate Co. Ltd.	76,624	1,217,088
Mitsui Fudosan Co. Ltd.	59,682	1,147,486
Nippon Building Fund, Inc. REIT	84	526,533
Nippon Prologis REIT, Inc. REIT (a)	134	377,727
Nomura Real Estate Holdings, Inc.	8,028	148,434
Nomura Real Estate Master Fund, Inc. REIT	268	329,269
Orix JREIT, Inc. REIT	159	229,702
Sumitomo Realty & Development Co. Ltd.	20,050	554,863
Tokyu Fudosan Holdings Corp.	38,327	194,043
United Urban Investment Corp. REIT	194	205,432

(Cost $10,053,122)		8,006,143

Utilities — 1.6%
Chubu Electric Power Co., Inc.	41,234	554,783
Chugoku Electric Power Co., Inc.	18,768	257,561

See Notes to Financial Statements.	86

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Utilities (Continued)
Electric Power Development Co. Ltd.	9,066	$170,904
Kansai Electric Power Co., Inc.	45,107	449,000
Kyushu Electric Power Co., Inc.	23,790	197,652
Osaka Gas Co. Ltd.	24,489	488,894
Toho Gas Co. Ltd.	4,928	242,642
Tohoku Electric Power Co., Inc.	27,921	288,932
Tokyo Electric Power Co. Holdings, Inc.*	93,484	314,662
Tokyo Gas Co. Ltd.	23,865	568,825

(Cost $4,367,642)		3,533,855

TOTAL COMMON STOCKS (Cost $232,711,303)		213,896,053

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (b)(c) (Cost $1,079,236)	1,079,236	1,079,236

	Number of Shares	Value
CASH EQUIVALENTS — 2.2%
DWS ESG Liquidity Fund “Capital Shares”, 0.47% (b)	117,533	$117,580
DWS Government Money Market Series “Institutional Shares”, 0.12% (b)	4,794,642	4,794,642

TOTAL CASH EQUIVALENTS (Cost $4,912,173)		4,912,222

TOTAL INVESTMENTS — 99.5% (Cost $238,702,712)		$219,887,511
Other assets and liabilities, net — 0.5%		1,042,792

NET ASSETS — 100.0%		$220,930,303

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (b)(c)
10,080	1,069,156	(d)	—	—	—	25,590	—	1,079,236	1,079,236

CASH EQUIVALENTS — 2.2%
DWS ESG Liquidity Fund “Capital Shares”, 0.47% (b)
115,456	2,075		—	—	49	2,110	—	117,533	117,580
DWS Government Money Market Series “Institutional Shares”, 0.12% (b)
1,732,723	125,866,567		(122,804,648)	—	—	100,193	—	4,794,642	4,794,642

1,858,259	126,937,798		(122,804,648)	—	49	127,893	—	5,991,411	5,991,458

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $1,399,960, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $409,390.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

REIT: Real Estate Investment Trust

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
Nikkei 225 Futures	JPY	3	$536,881	$606,704	6/11/2020	$69,823
TOPIX Index Futures	JPY	43	5,629,886	6,216,051	6/11/2020	586,165

Total unrealized appreciation						$655,988

See Notes to Financial Statements.	87

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2020

As of May 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	6/3/2020	JPY	8,342,200,100	USD	78,035,594	$678,590	$—
JP Morgan & Chase Co.	6/3/2020	JPY	7,878,056,100	USD	73,695,222	642,213	—
RBC Capital Markets	6/3/2020	JPY	7,487,436,800	USD	70,040,194	609,387	—
RBC Capital Markets	6/3/2020	JPY	174,812,000	USD	1,635,275	14,247	—
Citigroup Global Markets	6/3/2020	USD	676,806	JPY	72,269,000	—	(6,657)
Citigroup Global Markets	6/3/2020	USD	21,589,737	JPY	2,322,949,900	—	(49,083)
Citigroup Global Markets	6/3/2020	USD	55,200,598	JPY	5,946,981,200	—	(54,396)
JP Morgan & Chase Co.	6/3/2020	USD	73,124,389	JPY	7,878,056,100	—	(71,380)
RBC Capital Markets	6/3/2020	USD	71,122,249	JPY	7,662,248,800	—	(70,415)
Citigroup Global Markets	7/3/2020	JPY	5,946,981,200	USD	55,224,434	53,730	—
JP Morgan & Chase Co.	7/3/2020	JPY	7,878,056,100	USD	73,155,625	70,158	—
RBC Capital Markets	7/3/2020	JPY	7,662,248,800	USD	71,150,978	67,575	—
RBC Capital Markets	7/3/2020	JPY	2,143,262,000	USD	19,902,404	19,161	—

Total unrealized appreciation (depreciation)						$2,155,061	$(251,931)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$213,896,053	$—	$—	$213,896,053
Short-Term Investments (e)	5,991,458	—	—	5,991,458
Derivatives (f)
Forward Foreign Currency Contracts	—	2,155,061	—	2,155,061
Futures Contracts	655,988	—	—	655,988

TOTAL	$220,543,499	$2,155,061	$—	$222,698,560

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(251,931)	$—	$(251,931)

TOTAL	$—	$(251,931)	$—	$(251,931)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	88

This Page is Intentionally Left Blank

89

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2020

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$95,715,843	$88,440,641	$476,498,991	$20,716,209
Investment in affiliated securities at value	82,252	—	993,168	79,251
Investment in DWS ESG Liquidity Fund*	—	—	639,380	—
Investment in DWS Government Money Market Series*	1,949,518	1,075,539	8,725,094	290,364
Investment in DWS Government & Agency Securities Portfolio**	1,267,996	404,374	7,981,610	667,973
Cash	—	75	—	—
Foreign currency at value	525,580	227,607	3,295,424	90,101
Receivable for return of collateral pledged for forward foreign currency contracts	—	20,000	280,000	—
Unrealized appreciation on forward foreign currency contracts	700,894	793,566	3,166,635	42,104
Deposit with broker for futures contracts	299,956	127,200	1,210,982	42,312
Foreign tax receivable	338	—	—	—
Receivables:
Investment securities sold	2,724,809	2,570,659	5,548,852	329,988
Variation margin on futures contracts	21,850	6,483	635,119	36,673
Dividends	264,326	147,298	613,728	14,287
Interest	292	181	1,488	38
Securities lending income	1,987	813	11,198	393
Foreign tax reclaim	86,241	349	1,911,800	17,216

Total assets	$103,641,882	$93,814,785	$511,513,469	$22,326,909

Liabilities
Payable upon return of securities loaned	$1,267,996	$404,374	$7,981,610	$667,973
Payable upon return of deposit for forward foreign currency contracts	40,000	290,000	129,768	—
Unrealized depreciation on forward foreign currency contracts	906,289	924,969	5,185,789	303,185
Payables:
Investment securities purchased	2,725,494	2,758,873	11,021,764	271,064
Investment advisory fees	32,325	48,505	178,562	7,633

Total liabilities	4,972,104	4,426,721	24,497,493	1,249,855

Net Assets, at value	$98,669,778	$89,388,064	$487,015,976	$21,077,054

Net Assets Consist of
Paid-in capital	$103,830,624	$106,094,020	$683,837,321	$25,254,631
Distributable earnings (loss)	(5,160,846)	(16,705,956)	(196,821,345)	(4,177,577)

Net Assets, at value	$98,669,778	$89,388,064	$487,015,976	$21,077,054

Number of Common Shares outstanding	3,850,001	4,250,800	18,100,001	750,001

Net Asset Value	$25.63	$21.03	$26.91	$28.10

Investment in non-affiliated securities at cost	$99,053,686	$83,281,249	$585,483,280	$23,174,515

Investment in affiliated securities at cost	$140,075	$—	$3,703,086	$258,174

Value of securities loaned	$1,481,130	$1,029,929	$7,754,778	$625,994

Investment in DWS ESG Liquidity Fund at cost*	$—	$—	$639,124	$—

Investment in DWS Government Money Market Series at cost*	$1,949,518	$1,075,539	$8,725,094	$290,364

Investment in DWS Government & Agency Securities Portfolio at cost**	$1,267,996	$404,374	$7,981,610	$667,973

Non-cash collateral for securities on loan	$341,623	$679,558	$276,240	$30,530

Foreign currency at cost	$517,127	$226,250	$3,193,067	$88,513

*Includescollateral held for forward foreign currency contracts	$40,000	$290,000	$129,768	$—

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	90

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2020

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$14,833,401	$213,896,053
Investment in affiliated securities at value	213,743	—
Investment in DWS ESG Liquidity Fund*	—	117,580
Investment in DWS Government Money Market Series*	229,525	4,794,642
Investment in DWS Government & Agency Securities Portfolio**	111,300	1,079,236
Foreign currency at value	156,458	746,859
Unrealized appreciation on forward foreign currency contracts	30,388	2,155,061
Deposit with broker for futures contracts	44,741	243,390
Receivables:
Investment securities sold	432,146	3,792,458
Variation margin on futures contracts	27,557	—
Dividends	18,611	1,988,254
Interest	28	436
Securities lending income	31	540

Total assets	$16,097,929	$228,814,509

Liabilities
Payable upon return of securities loaned	$111,300	$1,079,236
Payable upon return of deposit for forward foreign currency contracts	—	1,567,638
Unrealized depreciation on forward foreign currency contracts	215,881	251,931
Payables:
Investment securities purchased	451,329	4,791,101
Investment advisory fees	5,493	86,441
Variation margin on futures contracts	—	107,859

Total liabilities	784,003	7,884,206

Net Assets, at value	$15,313,926	$220,930,303

Net Assets Consist of
Paid-in capital	$25,516,066	$403,893,755
Distributable earnings (loss)	(10,202,140)	(182,963,452)

Net Assets, at value	$15,313,926	$220,930,303

Number of Common Shares outstanding	600,800	5,550,800

Net Asset Value	$25.49	$39.80

Investment in non-affiliated securities at cost	$17,508,113	$232,711,303

Investment in affiliated securities at cost	$856,614	$—

Value of securities loaned	$109,022	$1,399,960

Investment in DWS ESG Liquidity Fund at cost*	$—	$117,531

Investment in DWS Government Money Market Series at cost*	$229,525	$4,794,642

Investment in DWS Government & Agency Securities Portfolio at cost**	$111,300	$1,079,236

Non-cash collateral for securities on loan	$—	$409,390

Foreign currency at cost	$153,072	$767,729

*Includescollateral held for forward foreign currency contracts	$—	$1,567,638

** Represents collateral on securities loaned.

See Notes to Financial Statements.	91

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2020

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$2,488,383	$2,770,465	$16,617,570	$414,755
Income distributions from affiliated funds	32,975	26,672	210,624	9,036
Affiliated securities lending income	16,441	11,609	155,304	7,938
Unaffiliated non-cash dividend income	191,788	708,109	—	—
Unaffiliated securities lending income, net of borrower rebates	6,793	9,963	—	6,951

Total investment income	2,736,380	3,526,818	16,983,498	438,680

Expenses
Investment advisory fees	405,330	700,413	3,391,052	111,228
Other expenses	9,750	9,180	91,609	3,890

Total expenses	415,080	709,593	3,482,661	115,118

Less fees waived (see note 3):
Waiver	(1,748)	(1,450)	(9,832)	(415)

Net expenses	413,332	708,143	3,472,829	114,703

Net investment income (loss)	2,323,048	2,818,675	13,510,669	323,977

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(3,973,806)	(2,388,452)	(24,543,839)	(441,070)
Investments in affiliates	—	—	(147,586)	—
In-kind redemptions	176,951	875,506	44,215,272	1,104,938
In-kind redemptions in affiliates	36	—	(963,484)	(33,816)
Futures contracts	(446,166)	(611,394)	(311,692)	(26,632)
Foreign currency transactions	(736)	(86,871)	(65,306)	1,175
Forward foreign currency contracts	3,313,847	4,836,767	27,526,271	1,217,837
Payments by Affiliates (see note 8)	—	6,700	—	—

Net realized gain (loss)	(929,874)	2,632,256	45,709,636	1,822,432

Net change in unrealized appreciation (depreciation) on:
Investments***	(2,657,504)	(7,274,385)	(33,084,722)	(1,807,214)
Investments in affiliates	13,669	—	1,405,477	51,227
Futures contracts	480,606	167,520	690,703	32,165
Foreign currency translations	6,409	(5,127)	192,572	1,520
Forward foreign currency contracts	(478,442)	(869,547)	(9,604,939)	(442,022)

Net change in unrealized appreciation (depreciation)	(2,635,262)	(7,981,539)	(40,400,909)	(2,164,324)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(3,565,136)	(5,349,283)	5,308,727	(341,892)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,242,088)	$(2,530,608)	$18,819,396	$(17,915)

* Unaffiliated foreign tax withheld	$285,852	$350,561	$1,575,472	$79,180
** Net of foreign taxes	$368	$—	$—	$—
*** Net of change in deferred foreign taxes	$(338)	$(97,449)	$—	$—

See Notes to Financial Statements.	92

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2020

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$241,422	$6,636,083
Income distributions from affiliated funds	5,035	102,303
Affiliated securities lending income	93	25,590
Unaffiliated securities lending income, net of borrower rebates	34	12,586

Total investment income	246,584	6,776,562

Expenses
Investment advisory fees	82,172	1,422,226
Other expenses	650	30,964

Total expenses	82,822	1,453,190

Less fees waived (see note 3):
Waiver	(237)	(5,051)

Net expenses	82,585	1,448,139

Net investment income (loss)	163,999	5,328,423

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(760,477)	(2,930,839)
Investments in affiliates	(100,005)	—
In-kind redemptions	270,391	(1,677,613)
In-kind redemptions in affiliates	(171,345)	—
Futures contracts	25,897	(404,655)
Foreign currency transactions	3,708	346,498
Forward foreign currency contracts	957,873	(9,958,336)
Payments by Affiliates (see note 8)	—	16,074

Net realized gain (loss)	226,042	(14,608,871)

Net change in unrealized appreciation (depreciation) on:
Investments	267,533	24,848,405
Investments in affiliates	330,214	49
Futures contracts	23,421	1,177,175
Foreign currency translations	(629)	(262,578)
Forward foreign currency contracts	(317,173)	14,218,630

Net change in unrealized appreciation (depreciation)	303,366	39,981,681

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	529,408	25,372,810

Net Increase (Decrease) in Net Assets Resulting from Operations	$693,407	$30,701,233

* Unaffiliated foreign tax withheld	$40,948	$737,870

See Notes to Financial Statements.	93

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI Emerging Markets Hedged Equity ETF
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,323,048	$2,954,717	$2,818,675	$3,039,387
Net realized gain (loss)	(929,874)	9,965,487	2,632,256	12,289,264
Net change in net unrealized appreciation (depreciation)	(2,635,262)	(15,964,037)	(7,981,539)	(25,515,305)

Net increase (decrease) in net assets resulting from operations	(1,242,088)	(3,043,833)	(2,530,608)	(10,186,654)

Distributions to Shareholders	(3,108,889)	(2,871,618)	(3,043,154)	(3,308,776)

Fund Shares Transactions
Proceeds from shares sold	5,902,631	13,773,648	7,124,993	2,222,874
Value of shares redeemed	(1,340,557)	(36,854,026)	(24,500,575)	(71,261,537)

Net increase (decrease) in net assets resulting from fund share transactions	4,562,074	(23,080,378)	(17,375,582)	(69,038,663)

Total net increase (decrease) in Net Assets	211,097	(28,995,829)	(22,949,344)	(82,534,093)

Net Assets
Beginning of year	98,458,681	127,454,510	112,337,408	194,871,501

End of year	$98,669,778	$98,458,681	$89,388,064	$112,337,408

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,700,001	4,600,001	5,150,800	8,150,800
Shares sold	200,000	500,000	300,000	100,000
Shares redeemed	(50,000)	(1,400,000)	(1,200,000)	(3,100,000)

Shares outstanding, end of year	3,850,001	3,700,001	4,250,800	5,150,800

See Notes to Financial Statements.	94

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Europe Hedged Equity ETF		Xtrackers MSCI Eurozone Hedged Equity ETF
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$13,510,669	$28,225,910	$323,977	$901,991
Net realized gain (loss)	45,709,636	118,798,682	1,822,432	4,606,762
Net change in net unrealized appreciation (depreciation)	(40,400,909)	(138,127,594)	(2,164,324)	(6,378,806)

Net increase (decrease) in net assets resulting from operations	18,819,396	8,896,998	(17,915)	(870,053)

Distributions to Shareholders	(25,632,832)	(41,023,718)	(871,374)	(915,112)

Fund Shares Transactions
Proceeds from shares sold	93,076,067	113,864,798	—	—
Value of shares redeemed	(448,670,118)	(775,486,486)	(9,320,761)	(8,639,289)

Net increase (decrease) in net assets resulting from fund share transactions	(355,594,051)	(661,621,688)	(9,320,761)	(8,639,289)

Total net increase (decrease) in Net Assets	(362,407,487)	(693,748,408)	(10,210,050)	(10,424,454)

Net Assets
Beginning of year	849,423,463	1,543,171,871	31,287,104	41,711,558

End of year	$487,015,976	$849,423,463	$21,077,054	$31,287,104

Changes in Shares Outstanding
Shares outstanding, beginning of year	30,000,001	53,750,001	1,050,001	1,350,001
Shares sold	3,100,000	4,000,000	—	—
Shares redeemed	(15,000,000)	(27,750,000)	(300,000)	(300,000)

Shares outstanding, end of year	18,100,001	30,000,001	750,001	1,050,001

See Notes to Financial Statements.	95

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Germany Hedged Equity ETF		Xtrackers MSCI Japan Hedged Equity ETF
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$163,999	$557,637	$5,328,423	$12,926,499
Net realized gain (loss)	226,042	2,745,810	(14,608,871)	57,226,949
Net change in net unrealized appreciation (depreciation)	303,366	(5,431,377)	39,981,681	(142,660,983)

Net increase (decrease) in net assets resulting from operations	693,407	(2,127,930)	30,701,233	(72,507,535)

Distributions to Shareholders	(538,046)	(859,921)	(11,391,476)	(35,027,849)

Fund Shares Transactions
Proceeds from shares sold	—	—	14,116,878	89,826,392
Value of shares redeemed	(8,052,872)	(10,125,607)	(226,135,390)	(721,905,897)

Net increase (decrease) in net assets resulting from fund share transactions	(8,052,872)	(10,125,607)	(212,018,512)	(632,079,505)

Total net increase (decrease) in Net Assets	(7,897,511)	(13,113,458)	(192,708,755)	(739,614,889)

Net Assets
Beginning of year	23,211,437	36,324,895	413,639,058	1,153,253,947

End of year	$15,313,926	$23,211,437	$220,930,303	$413,639,058

Changes in Shares Outstanding
Shares outstanding, beginning of year	900,800	1,300,800	10,900,800	26,850,800
Shares sold	—	—	400,000	2,200,000
Shares redeemed	(300,000)	(400,000)	(5,750,000)	(18,150,000)

Shares outstanding, end of year	600,800	900,800	5,550,800	10,900,800

See Notes to Financial Statements.	96

DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2020		2019		2018	2017	2016
Net Asset Value, beginning of year	$26.61		$27.71		$26.20	$22.62	$26.87

Income (loss) from investment operations:
Net investment income (loss)(a)	0.62		0.73		0.67	0.64	0.64
Net realized and unrealized gain (loss)	(0.76)		(1.12)		1.51	3.42	(3.57)

Total from investment operations	(0.14)		(0.39)		2.18	4.06	(2.93)

Less distributions from:
Net investment income	(0.84)		(0.71)		(0.67)	(0.48)	(0.86)
Net realized gains	—		—		—	—	(0.46)

Total distributions	(0.84)		(0.71)		(0.67)	(0.48)	(1.32)

Net Asset Value, end of year	$25.63		$26.61		$27.71	$26.20	$22.62

Total Return (%)	(0.78	)(b)	(1.30	)(b)	8.43	18.30	(11.17)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	99		98		127	105	68
Ratio of expenses before fee waiver (%)	0.41		0.41		0.40	0.40	0.40
Ratio of expenses after fee waiver (%)	0.41		0.41		0.40	0.40	0.40
Ratio of net investment income (loss) (%)	2.29		2.74		2.46	2.67	2.76
Portfolio turnover rate (%)(c)	10		13		11	15	24

Xtrackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2020		2019		2018	2017	2016
Net Asset Value, beginning of year	$21.81		$23.91		$21.47	$18.62	$22.43

Income (loss) from investment operations:
Net investment income (loss)(a)	0.58		0.52		0.41	0.35	0.43
Net realized and unrealized gain (loss)	(0.74)		(2.02)		2.39	2.81	(3.60)

Total from investment operations	(0.16)		(1.50)		2.80	3.16	(3.17)

Less distributions from:
Net investment income	(0.62)		(0.60)		(0.36)	(0.31)	(0.64)

Total distributions	(0.62)		(0.60)		(0.36)	(0.31)	(0.64)

Net Asset Value, end of year	$21.03		$21.81		$23.91	$21.47	$18.62

Total Return (%)	(1.01	)(b)	(6.18	)(b)	13.09	17.19	(14.32)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	89		112		195	188	130
Ratio of expenses before fee waiver (%)	0.66		0.66		0.65	0.65	0.65
Ratio of expenses after fee waiver (%)	0.66		0.66		0.65	0.65	0.65
Ratio of net investment income (loss) (%)	2.62		2.29		1.74	1.74	2.20
Portfolio turnover rate (%)(c)	20		13		15	43	32

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	97

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2020		2019		2018	2017	2016
Net Asset Value, beginning of year	$28.31		$28.71		$28.29	$25.65	$29.47

Income (loss) from investment operations:
Net investment income (loss)(a)	0.52		0.75		0.68	0.76	0.79
Net realized and unrealized gain (loss)	(1.06	)(b)	(0.26)		0.39	4.40	(3.19)

Total from investment operations	(0.54)		0.49		1.07	5.16	(2.40)

Less distributions from:
Net investment income	(0.86)		(0.89)		(0.65)	(0.85)	(1.28)
Net realized gains	—		—		—	(1.67)	(0.14)

Total distributions	(0.86)		(0.89)		(0.65)	(2.52)	(1.42)

Net Asset Value, end of year	$26.91		$28.31		$28.71	$28.29	$25.65

Total Return (%)	(2.16	)(c)	1.88	(c)	3.82	21.77	(8.46)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	487		849		1,543	2,747	3,310
Ratio of expenses before fee waiver (%)	0.46		0.47		0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.46		0.47		0.45	0.45	0.45
Ratio of net investment income (loss) (%)	1.79		2.67		2.41	2.95	3.08
Portfolio turnover rate (%)(d)	13		7		11	17	18

Xtrackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2020		2019		2018	2017	2016
Net Asset Value, beginning of year	$29.80		$30.90		$30.29	$25.64	$29.30

Income (loss) from investment operations:
Net investment income (loss)(a)	0.40		0.71		0.62	0.73	0.78
Net realized and unrealized gain (loss)	(1.15)		(1.13)		0.63	4.84	(3.15)

Total from investment operations	(0.75)		(0.42)		1.25	5.57	(2.37)

Less distributions from:
Net investment income	(0.95)		(0.68)		(0.64)	(0.92)	(1.29)

Total distributions	(0.95)		(0.68)		(0.64)	(0.92)	(1.29)

Net Asset Value, end of year	$28.10		$29.80		$30.90	$30.29	$25.64

Total Return (%)	(2.80	)(c)	(1.34	)(c)	4.19	22.56	(8.45)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	21		31		42	65	83
Ratio of expenses before fee waiver (%)	0.47		0.47		0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.46		0.47		0.45	0.45	0.45
Ratio of net investment income (loss) (%)	1.31		2.42		2.05	2.76	3.11
Portfolio turnover rate (%)(d)	11		5		14	16	22

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	98

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Germany Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2020	2019		2018	2017	2016
Net Asset Value, beginning of year	$25.77	$27.93		$27.87	$23.40	$27.34

Income (loss) from investment operations:
Net investment income (loss)(a)	0.24	0.53		0.57	0.40	0.33
Net realized and unrealized gain (loss)	0.08	(2.02)		(0.09)	4.78	(2.93)

Total from investment operations	0.32	(1.49)		0.48	5.18	(2.60)

Less distributions from:
Net investment income	(0.60)	(0.67)		(0.42)	(0.71)	(1.34)

Total distributions	(0.60)	(0.67)		(0.42)	(0.71)	(1.34)

Net Asset Value, end of year	$25.49	$25.77		$27.93	$27.87	$23.40

Total Return (%)	1.15 (b)	(5.48	)(b)	1.73	22.93	(9.99)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	15	23		36	66	110
Ratio of expenses before fee waiver (%)	0.45	0.46		0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	0.46		0.45	0.45	0.45
Ratio of net investment income (loss) (%)	0.90	2.03		2.04	1.63	1.37
Portfolio turnover rate (%)(c)	14	11		17	12	16

Xtrackers MSCI Japan Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2020	2019		2018	2017	2016
Net Asset Value, beginning of year	$37.95	$42.95		$38.65	$34.32	$44.54

Income (loss) from investment operations:
Net investment income (loss)(a)	0.67	0.64		0.52	0.53	0.48
Net realized and unrealized gain (loss)	2.27	(4.24)		4.69	4.22	(8.44)

Total from investment operations	2.94	(3.60)		5.21	4.75	(7.96)

Less distributions from:
Net investment income	(1.09)	(1.40)		(0.91)	(0.42)	(1.39)
Net realized gains	—	—		—	—	(0.87)

Total distributions	(1.09)	(1.40)		(0.91)	(0.42)	(2.26)

Net Asset Value, end of year	$39.80	$37.95		$42.95	$38.65	$34.32

Total Return (%)	7.88 (b)	(8.59	)(b)	13.74	14.08	(18.65)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	221	414		1,153	1,780	1,026
Ratio of expenses before fee waiver (%)	0.46	0.47		0.46	0.45	0.45
Ratio of expenses after fee waiver (%)	0.46	0.47		0.46	0.45	0.45
Ratio of net investment income (loss) (%)	1.69	1.55		1.24	1.50	1.29
Portfolio turnover rate (%)(c)	12	15		12	22	15

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	99

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2020, the Trust consists of thirty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Xtrackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI EM US Dollar Hedged Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies.

The MSCI Europe US Dollar Hedged Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI EMU IMI US Dollar Hedged Index is designed to provide exposure to equity securities from countries in the European Monetary Union, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

100

DBX ETF Trust

Notes to Financial Statements (Continued)

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI Germany Hedged Equity ETF, is diversified. Xtrackers MSCI Germany Hedged Equity ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

101

DBX ETF Trust

Notes to Financial Statements (Continued)

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2020, the Funds did not incur any interest or penalties.

102

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers MSCI All World ex US Hedged Equity ETF	$786,956	$(1,496,679)	$(4,451,123)	$(5,160,846)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	266,652	(18,391,003)	1,418,395	(16,705,956)
Xtrackers MSCI Europe Hedged Equity ETF	6,218,883	(83,522,829)	(119,517,399)	(196,821,345)
Xtrackers MSCI Eurozone Hedged Equity ETF	169,543	(1,307,560)	(3,039,560)	(4,177,577)
Xtrackers MSCI Germany Hedged Equity ETF	167,617	(6,819,082)	(3,550,675)	(10,202,140)
Xtrackers MSCI Japan Hedged Equity ETF	5,905,764	(167,638,146)	(21,231,070)	(182,963,452)

The tax character of dividends and distributions declared for the years ended May 31, 2020 and May 31, 2019 were as follows:

Year Ended May 31, 2020
Ordinary Income*
Xtrackers MSCI All World ex US Hedged Equity ETF	$3,108,889
Xtrackers MSCI Emerging Markets Hedged Equity ETF	3,043,154
Xtrackers MSCI Europe Hedged Equity ETF	25,632,832
Xtrackers MSCI Eurozone Hedged Equity ETF	871,374
Xtrackers MSCI Germany Hedged Equity ETF	538,046
Xtrackers MSCI Japan Hedged Equity ETF	11,391,476

Year Ended May 31, 2019
Ordinary Income*
Xtrackers MSCI All World ex US Hedged Equity ETF	$2,871,618
Xtrackers MSCI Emerging Markets Hedged Equity ETF	3,308,776
Xtrackers MSCI Europe Hedged Equity ETF	41,023,718
Xtrackers MSCI Eurozone Hedged Equity ETF	915,112
Xtrackers MSCI Germany Hedged Equity ETF	859,921
Xtrackers MSCI Japan Hedged Equity ETF	35,027,849

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI All World ex US Hedged Equity ETF	$—	$1,496,679	$1,496,679
Xtrackers MSCI Emerging Markets Hedged Equity ETF	10,392,893	7,998,110	18,391,003
Xtrackers MSCI Europe Hedged Equity ETF	—	83,522,829	83,522,829
Xtrackers MSCI Eurozone Hedged Equity ETF	—	1,307,560	1,307,560
Xtrackers MSCI Germany Hedged Equity ETF	1,391,384	5,427,698	6,819,082
Xtrackers MSCI Japan Hedged Equity ETF	72,266,077	95,372,069	167,638,146

For the fiscal year ended May 31, 2020, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), Passive Foreign Investment Companies (“PFICs”), redemptions-in-kind, partnership investments, and accrued foreign capital gain taxes.

103

DBX ETF Trust

Notes to Financial Statements (Continued)

	Distributable earnings (loss)	Paid-In Capital
Xtrackers MSCI All World ex US Hedged Equity ETF	$(162,283)	$162,283
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(467,153)	467,153
Xtrackers MSCI Europe Hedged Equity ETF	(24,978,807)	24,978,807
Xtrackers MSCI Eurozone Hedged Equity ETF	(920,775)	920,775
Xtrackers MSCI Germany Hedged Equity ETF	122,003	(122,003)
Xtrackers MSCI Japan Hedged Equity ETF	5,249,127	(5,249,127)

As of May 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI All World ex US Hedged Equity ETF	$103,515,665	$(4,460,717)	$13,611,891	$(18,072,608)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	88,614,155	1,424,075	19,587,544	(18,163,469)
Xtrackers MSCI Europe Hedged Equity ETF	614,442,701	(119,640,065)	37,237,135	(156,877,200)
Xtrackers MSCI Eurozone Hedged Equity ETF	24,795,245	(3,041,448)	2,922,037	(5,963,485)
Xtrackers MSCI Germany Hedged Equity ETF	18,942,505	(3,554,536)	1,598,746	(5,153,282)
Xtrackers MSCI Japan Hedged Equity ETF	241,764,331	(21,220,832)	21,699,733	(42,920,565)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government &

104

DBX ETF Trust

Notes to Financial Statements (Continued)

Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All World ex US Hedged Equity ETF
Common Stocks	$1,267,996	$266	$1,559	$339,798	$1,609,619

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,609,619

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Common Stocks	$404,374	$1,092	$7,819	$670,647	$1,083,932

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,083,932

Xtrackers MSCI Europe Hedged Equity ETF
Common Stocks	$7,981,610	$—	$—	$276,240	$8,257,850

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$8,257,850

Xtrackers MSCI Eurozone Hedged Equity ETF
Common Stocks	$667,973	$—	$—	$30,530	$698,503

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$698,503

Xtrackers MSCI Germany Hedged Equity ETF
Common Stocks	$111,300	$—	$—	$—	$111,300

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$111,300

Xtrackers MSCI Japan Hedged Equity ETF
Common Stocks	$1,079,236	$—	$—	$409,390	$1,488,626

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,488,626

Derivatives

Forward Foreign Currency Contracts    Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2020, The Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the euro and the Japanese yen, respectively.

105

DBX ETF Trust

Notes to Financial Statements (Continued)

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2020 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2020.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2020, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2020 is included in a table following the Funds’ Schedule of Investments.

106

DBX ETF Trust

Notes to Financial Statements (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$417,310	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$700,894	Unrealized depreciation on forward foreign currency contracts	$906,289

	Total	$1,118,204	Total	$906,289

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$129,395	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$793,566	Unrealized depreciation on forward foreign currency contracts	924,969

	Total	$922,961	Total	$924,969

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$650,910	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,166,635	Unrealized depreciation on forward foreign currency contracts	5,185,789

	Total	$3,817,545	Total	$5,185,789

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$18,291	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	42,104	Unrealized depreciation on forward foreign currency contracts	303,185

	Total	$60,395	Total	$303,185

Xtrackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$13,297	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	30,388	Unrealized depreciation on forward foreign currency contracts	215,881

	Total	$43,685	Total	$215,881

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$655,988	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,155,061	Unrealized depreciation on forward foreign currency contracts	251,931

	Total	$2,811,049		$251,931

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

107

DBX ETF Trust

Notes to Financial Statements (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts—Equity Contracts	Forward Foreign Currency Contracts—Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$(446,166)	$3,313,847	$2,867,681
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(611,394)	4,836,767	4,225,373
Xtrackers MSCI Europe Hedged Equity ETF	(311,692)	27,526,271	27,214,579
Xtrackers MSCI Eurozone Hedged Equity ETF	(26,632)	1,217,837	1,191,205
Xtrackers MSCI Germany Hedged Equity ETF	25,897	957,873	983,770
Xtrackers MSCI Japan Hedged Equity ETF	(404,655)	(9,958,336)	(10,362,991)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts—Equity Contracts	Forward Foreign Currency Contracts—Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$480,606	$(478,442)	$2,164
Xtrackers MSCI Emerging Markets Hedged Equity ETF	167,520	(869,547)	(702,027)
Xtrackers MSCI Europe Hedged Equity ETF	690,703	(9,604,939)	(8,914,236)
Xtrackers MSCI Eurozone Hedged Equity ETF	32,165	(442,022)	(409,857)
Xtrackers MSCI Germany Hedged Equity ETF	23,421	(317,173)	(293,752)
Xtrackers MSCI Japan Hedged Equity ETF	1,177,175	14,218,630	15,395,805

For the year ended May 31, 2020 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI All World ex US Hedged Equity ETF	$2,719,275	$(98,568,880)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,478,411	(96,464,638)
Xtrackers MSCI Europe Hedged Equity ETF	17,246,615	(728,555,552)
Xtrackers MSCI Eurozone Hedged Equity ETF	599,456	(24,250,207)
Xtrackers MSCI Germany Hedged Equity ETF	344,400	(18,025,795)
Xtrackers MSCI Japan Hedged Equity ETF	7,893,430	(310,907,472)

As of May 31, 2020, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to

108

DBX ETF Trust

Notes to Financial Statements (Continued)

netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received (a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged (a)	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US Hedged Equity ETF
Citigroup Global Markets	$155,898	$(155,898)	$—	$—	$220,291	$(155,898)	$—	$64,393
JP Morgan & Chase Co.	313,836	(313,836)	—	—	355,799	(313,836)	—	41,963
RBC Capital Markets	231,160	(231,160)	—	—	330,199	(231,160)	—	99,039

	$700,894	$(700,894)	$—	$—	$906,289	$(700,894)	$—	$205,395

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Citigroup Global Markets	$114,403	$(114,403)	$—	$—	$255,501	$(114,403)	$—	$141,098
JP Morgan & Chase Co.	321,036	(321,036)	—	—	440,669	(321,036)	(20,000)	99,633
RBC Capital Markets	358,127	(228,799)	129,328	—	228,799	(228,799)	—	—

	$793,566	$(664,238)	$129,328	$—	$924,969	$(664,238)	$(20,000)	$240,731

Xtrackers MSCI Europe Hedged Equity ETF
Citigroup Global Markets	$553,026	$(553,026)	$—	$—	$770,366	$(553,026)	$—	$217,340
JP Morgan & Chase Co.	1,667,533	(1,667,533)	—	—	2,498,551	(1,667,533)	—	831,018
RBC Capital Markets	946,076	(946,076)	—	—	1,916,872	(946,076)	(280,000)	690,796

	$3,166,635	$(3,166,635)	$—	$—	$5,185,789	$(3,166,635)	$(280,000)	$1,739,154

Xtrackers MSCI Eurozone Hedged Equity ETF
Citigroup Global Markets	$8,822	$(8,822)	$—	$—	$53,648	$(8,822)	$—	$44,826
JP Morgan & Chase Co.	17,914	(17,914)	—	—	134,886	(17,914)	—	116,972
RBC Capital Markets	15,368	(15,368)	—	—	114,651	(15,368)	—	99,283

	$42,104	$(42,104)	$—	$—	$303,185	$(42,104)	$—	$261,081

Xtrackers MSCI Germany Hedged Equity ETF
Citigroup Global Markets	$12,816	$(12,816)	$—	$—	$95,330	$(12,816)	$—	$82,514
JP Morgan & Chase Co.	8,980	(8,980)	—	—	67,584	(8,980)	—	58,604
RBC Capital Markets	8,592	(8,592)	—	—	52,967	(8,592)	—	44,375

	$30,388	$(30,388)	$—	$—	$215,881	$(30,388)	$—	$185,493

Xtrackers MSCI Japan Hedged Equity ETF
Citigroup Global Markets	$732,320	$(110,136)	$622,184	$—	$110,136	$(110,136)	$—	$—
JP Morgan & Chase Co.	712,371	(71,380)	560,000	80,991	71,380	(71,380)	—	—
RBC Capital Markets	710,370	(70,415)	360,000	279,955	70,415	(70,415)	—	—

	$2,155,061	$(251,931)	$1,542,184	$360,946	$251,931	$(251,931)	$—	$—

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee

109

DBX ETF Trust

Notes to Financial Statements (Continued)

payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Xtrackers MSCI Europe Hedged Equity ETF	0.45%
Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%
Xtrackers MSCI Germany Hedged Equity ETF	0.45%
Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the year ended May 31, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All World ex US Hedged Equity ETF	$1,748
Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,450
Xtrackers MSCI Europe Hedged Equity ETF	9,832
Xtrackers MSCI Eurozone Hedged Equity ETF	415
Xtrackers MSCI Germany Hedged Equity ETF	237
Xtrackers MSCI Japan Hedged Equity ETF	5,051

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

110

DBX ETF Trust

Notes to Financial Statements (Continued)

4. Investment Portfolio Transactions

For the year ended May 31, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$12,071,651	$9,424,282
Xtrackers MSCI Emerging Markets Hedged Equity ETF	21,005,160	26,642,170
Xtrackers MSCI Europe Hedged Equity ETF	91,266,364	99,594,140
Xtrackers MSCI Eurozone Hedged Equity ETF	3,212,660	2,748,184
Xtrackers MSCI Germany Hedged Equity ETF	2,671,223	2,523,806
Xtrackers MSCI Japan Hedged Equity ETF	36,407,497	42,759,703

For the year ended May 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$4,440,603	$1,013,018
Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,066,159	9,902,283
Xtrackers MSCI Europe Hedged Equity ETF	91,689,776	434,468,060
Xtrackers MSCI Eurozone Hedged Equity ETF	—	9,123,240
Xtrackers MSCI Germany Hedged Equity ETF	—	7,809,529
Xtrackers MSCI Japan Hedged Equity ETF	13,760,970	221,538,530

5. Fund Share Transactions

As of May 31, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2020.

Pro-rata Share
Xtrackers MSCI All World ex US Hedged Equity ETF	$9,450,000
Xtrackers MSCI Emerging Markets Hedged Equity ETF	14,700,000

111

DBX ETF Trust

Notes to Financial Statements (Continued)

8. Payments by Affiliates

During the year ended May 31, 2020, the Advisor agreed to reimburse Xtrackers MSCI Emerging Markets Hedged Equity ETF $6,700 for a loss due to a trade executed incorrectly. The amount of the loss was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

During the year ended May 31, 2020, the Advisor agreed to reimburse Xtrackers MSCI Japan Hedged Equity ETF $16,074 for a loss due to a trade executed incorrectly. The amount of the loss was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

9. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on a Fund and its investments. A prolonged disruption may result in a Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

10. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DBX Advisors LLC or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries (except for Harvest Global Management Limited which is partially owned by DWS Group), is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory services to the Funds absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory services to the Funds and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Funds, and in accordance with the desire of the Board of the Funds, the DWS Service Providers continue to provide investment advisory services to the Funds. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Funds that they do not believe the Consent Order will have any material impact on the Funds or the ability of the DWS Service Providers to provide services for the Funds.

112

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, and Xtrackers MSCI Japan Hedged Equity ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust, “the Trust”)), including the schedules of investments, as of May 31, 2020, and the related statements of operations for the year then ended, the changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting the DBX ETF Trust) at May 31, 2020, and the results of their operations for the year then ended, changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 27, 2020

113

DBX ETF Trust

Liquidity Risk Management (Unaudited)

All Funds

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on calculations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM), Xtrackers MSCI Europe Hedged Equity ETF (DBEU),

Xtrackers MSCI Germany Hedged Equity ETF (DBGR) and Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ) only

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW) and Xtrackers MSCI Japan Hedged Equity ETF (DBJP) only

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Japanese securities as illiquid due to an extended Japanese holiday market closure. The temporary reclassification of Japanese securities caused the Fund to exceed the 15% limit on illiquid investments for a two day period. Because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

114

DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	34	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	34	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	34	(Chairman of) Ilex Management Ltd; Old Westbury Funds

115

DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016-present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014–present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018–present) and the Advisor (2016–present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Diane Kenneally(6) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Director(3) in DWS; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(6) (1962) Secretary, 2020-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); Assistant Secretary of DBX ETF Trust (2019-2020); Assistant Secretary (July 14, 2006-December 31, 2010) and Secretary (January 31, 2006-July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.
Caroline Pearson(6) (1962) Assistant Secretary, 2020-present	Managing Director(3) in DWS US Retail Legal; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017).

116

DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Paul Antosca(6) (1957) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(6) (1959) Assistant Treasurer, 2019-present	Director(3) in DWS.
Sheila Cadogan(6) (1966) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Michelle Goveia-Pine(5) (1970) Interim Anti-Money Laundering Compliance Officer, since July 9, 2020

Director(3) in DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); and Interim AML Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since July 10, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020).

(1) The length of time served is represented by the year in which the Board Member joined the Board.

(2) As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3) Executive title, not a board directorship.

(4) The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.

(5) Address: 875 Third Avenue, New York, New York 10022.

(6) Address: One International Place, Boston, Massachusetts 02110.

(7) Address: BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place, Brooklyn, NY 11217.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

117

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and

Sub-Advisory Contracts (Unaudited)

Xtrackers MSCI All World ex-US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 26-27, 2020 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI All World ex-US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, and Xtrackers MSCI Japan Hedged Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 26 and February 27, 2020. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

118

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and

Sub-Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds

119

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and

Sub-Advisory Contracts (Unaudited) (Continued)

were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

120

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended May 31, 2020.

Qualified Dividend Income*
Xtrackers MSCI All World ex US Hedged Equity ETF	91%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	80%
Xtrackers MSCI Europe Hedged Equity ETF	94%
Xtrackers MSCI Eurozone Hedged Equity ETF	100%
Xtrackers MSCI Germany Hedged Equity ETF	100%
Xtrackers MSCI Japan Hedged Equity ETF	100%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers MSCI All World ex US Hedged Equity ETF	$ 2,974,871	$241,878
Xtrackers MSCI Emerging Markets Hedged Equity ETF	3,836,528	335,732
Xtrackers MSCI Europe Hedged Equity ETF	18,292,917	1,179,004
Xtrackers MSCI Eurozone Hedged Equity ETF	498,896	64,286
Xtrackers MSCI Germany Hedged Equity ETF	282,815	40,948
Xtrackers MSCI Japan Hedged Equity ETF	7,410,230	619,755

121

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

122

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. DBGR is currently non-diversified and can take larger positions in fewer issues, increasing each Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU and the withdrawal is expected to take effect on January 31, 2020. Significant uncertainty exists regarding any adverse economic and political effects the United Kingdom’s withdrawal may have on the United Kingdom, other EU countries and the global economy.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35361-7 (7/20) DBX004442 (7/21)

May 31, 2020

Annual Report

DBX ETF Trust

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholders,

We are pleased to provide this annual report for the period ended May 31, 2020.

Economies worldwide experienced subdued growth owing to weak manufacturing activity and global trade over the majority of the reporting period. While optimism around the US-China trade deal and accommodative monetary policies drove equity markets to record highs, the unprecedented emergence of the coronavirus contagion rapidly eroded gains. The pandemic heightened concerns of a slowdown as governments initiated stringent containment measures, causing large parts of the global economy to shut down. As expected, global growth contracted sharply in Q120 for developed and emerging economies alike. The US economy performed strongly over most of the reporting period, driven by the Federal Reserve’s (Fed) dovish stance, low unemployment rates and the “phase one” trade deal signed between the US and China. However, growth faltered as COVID-19 precautions impacted manufacturing and services sectors, dwindled consumption expenditure and led to a spike in unemployment claims. The Federal Reserve Board and the US government worked in tandem to sustain the economy. The Fed announced emergency rate cuts of 100bps, bringing interest rates to near zero, while the US government announced its CARES1 Act, amassing $2.7 tn in relief funds.

In contrast, the European Union experienced weak growth and inflation rates owing to Brexit2 concerns and geopolitical tensions, while mass quarantine measures worsened the slump in economic activity. Mass protests against pension reforms hurt household spending in France, while trade tensions weighed on domestic and external demand, hurting the export-reliant German economy. Currently, France and Germany are in technical recession3 owing to two consecutive quarters of contraction. The UK also slowed due to weak manufacturing activity, uncertainty surrounding Brexit and internal political instability. A slowdown in manufacturing and consumption and fixed investment were further exacerbated by the impact of the coronavirus. The European Central Bank (ECB) relaunched its targeted longer-term refinancing operation programme and cut deposit rates considering the bloc’s weakness. The shift in the economic landscape due to the pandemic drove the ECB to initiate a €1.35 tn Pandemic Emergency Purchase Programme.

Across the Pacific, the Japanese economy shrank for the second consecutive quarter as an increase in the consumption tax coupled with lockdown measures considerably hurt domestic and global demand. The Bank of Japan injected liquidity to support its weakening economy and improve market sentiment, while continuing to keep interest rates in the negative territory. The Australian economy was still combatting the aftermath of the bushfires when the pandemic hit, stunting retail sales, composite Purchasing Manager’s Indices and business confidence. The Reserve Bank of Australia maintained its dovish stance and kept interest rates unchanged, helping the economy remain relatively resilient amid the global slowdown.

Overall, markets remain vigilant as most economies have begun easing lockdown restrictions, allowing private consumption expenditure and business spending to gradually improve. While the near-term outlook remains challenging, the commitment by central banks and governments to fiscal and monetary stimulus may be pivotal in smoothening the path to recovery.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1. Coronavirus Aid, Relief, and Economic Security (CARES) Act

2. Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

3. A “technical recession” is when you have 2 negative quarters of GDP, but it is due mainly to slowing growth or an isolated event rather than a major underlying cause. Technical recessions are usually short in duration and mild in severity. The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF

The Xtrackers MSCI EAFE Hedged Equity ETF (DBEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the DBEF Index). The DBEF Index is designed to provide exposure to equity securities in developed international stock markets while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2020, DBEF returned -0.56%, compared to the DBEF Index return of -0.38%.

Financials, Energy and Real Estate were the major negative contributors, while Health Care, Information Technology and Utilities sectors contributed positively to performance. From a geographical perspective, United Kingdom, Australia and France were the major negative contributors, while Japan, Switzerland and Denmark contributed positively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-5 of this report for additional performance information, including performance data based on market value. The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

3

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EAFE Index includes large and mid capitalization securities across developed markets in Europe, Australasia and the Far East. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	-0.56%	0.03%	-0.38%	-2.81%
Five Year	2.45%	2.48%	2.75%	0.79%
Since Inception[1]	6.65%	6.68%	7.02%	3.07%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	-0.56%	0.03%	-0.38%	-2.81%
Five Year	12.87%	13.01%	14.55%	4.02%
Since Inception[1]	78.22%	78.82%	83.96%	31.23%

1 Total returns are calculated based on the commencement of operations, June 9, 2011 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

4

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 9, 2011.

Sector Diversification* as of May 31, 2020

Financials	15.5%
Health Care	14.9%
Industrials	14.5%
Consumer Staples	12.3%
Consumer Discretionary	11.4%
Information Technology	8.1%
Materials	7.1%
Communication Services	5.4%
Utilities	4.0%
Energy	3.5%
Real Estate	3.3%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (12.7% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	2.5%
Roche Holding AG (Switzerland)	1.9%
Novartis AG (Switzerland)	1.4%
AstraZeneca PLC (United Kingdom)	1.1%
ASML Holding NV (Netherlands)	1.1%
Toyota Motor Corp. (Japan)	1.0%
SAP SE (Germany)	1.0%
Royal Dutch Shell PLC (Netherlands)	0.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	0.9%
Novo Nordisk A/S (Denmark)	0.9%

Country Diversification* as of May 31, 2020

Japan	26.2%
United Kingdom	13.4%
Switzerland	10.7%
France	10.4%
Germany	8.9%
Australia	6.6%
Netherlands	4.5%
Hong Kong	3.1%
Sweden	2.9%
Spain	2.4%
Denmark	2.4%
Italy	2.0%
Other	6.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most resent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$893.90	0.36%	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	0.36%	$1.82

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 97.0%
Australia — 6.5%
Afterpay Ltd.*	61,676	$1,949,032
AGL Energy Ltd.	191,515	2,139,487
AMP Ltd.*	1,122,186	1,219,229
Ampol Ltd.	75,624	1,365,530
APA Group (a)	347,344	2,687,972
Aristocrat Leisure Ltd.	169,659	2,908,577
ASX Ltd.	56,182	3,302,175
Aurizon Holdings Ltd.	577,329	1,827,889
AusNet Services	547,812	640,828
Australia & New Zealand Banking Group Ltd.	835,252	9,960,029
BHP Group Ltd.	869,308	20,071,707
BHP Group PLC	626,146	12,227,275
BlueScope Steel Ltd.	157,462	1,157,668
Brambles Ltd.	457,978	3,553,287
CIMIC Group Ltd.	26,377	438,485
Coca-Cola Amatil Ltd.	156,616	914,477
Cochlear Ltd.	19,036	2,448,997
Coles Group Ltd.	396,084	4,055,190
Commonwealth Bank of Australia	521,334	22,152,818
Computershare Ltd.	144,543	1,262,121
Crown Resorts Ltd.	100,730	643,888
CSL Ltd.	133,512	24,581,488
Dexus REIT	321,750	1,930,162
Evolution Mining Ltd.	455,354	1,851,449
Fortescue Metals Group Ltd.	489,573	4,535,916
Goodman Group REIT	483,028	4,948,561
GPT Group REIT	585,972	1,558,413
Insurance Australia Group Ltd.	681,008	2,773,487
Lendlease Group (a)	196,294	1,691,758
Macquarie Group Ltd.	99,965	7,327,485
Magellan Financial Group Ltd.	37,889	1,473,624
Medibank Pvt Ltd.	817,757	1,553,466
Mirvac Group REIT	1,171,756	1,835,430
National Australia Bank Ltd.	941,268	11,174,033
Newcrest Mining Ltd.	240,194	4,895,898
Northern Star Resources Ltd.	213,142	2,102,633
Oil Search Ltd.	586,607	1,360,690
Orica Ltd.	131,526	1,506,148
Origin Energy Ltd.	504,188	1,979,432
Qantas Airways Ltd.	213,750	568,476
QBE Insurance Group Ltd.	432,150	2,543,478
Ramsay Health Care Ltd.	52,357	2,444,644
REA Group Ltd.	16,467	1,102,767
Santos Ltd.	528,467	1,888,058
Scentre Group REIT	1,541,872	2,291,849
SEEK Ltd.	97,789	1,312,099
Sonic Healthcare Ltd.	136,273	2,558,759
South32 Ltd.	1,480,067	1,884,289
Stockland REIT	707,991	1,684,724
Suncorp Group Ltd.	368,423	2,266,633
Sydney Airport (a)	334,252	1,303,355
Tabcorp Holdings Ltd.	571,084	1,225,712
Telstra Corp. Ltd.	1,208,027	2,608,882
TPG Telecom Ltd.	106,571	603,797
Transurban Group (a)	806,907	7,685,789

	Number of Shares	Value
Australia (Continued)
Treasury Wine Estates Ltd.	215,097	$1,384,982
Vicinity Centres REIT	948,324	1,017,690
Washington H Soul Pattinson & Co. Ltd.	35,539	448,661
Wesfarmers Ltd.	336,676	9,059,488
Westpac Banking Corp.	1,059,730	12,163,572
WiseTech Global Ltd. (b)	42,513	577,792
Woodside Petroleum Ltd.	279,799	4,227,956
Woolworths Group Ltd.	374,493	8,821,511

(Cost $319,721,647)		247,681,697

Austria — 0.2%
ANDRITZ AG*	20,311	760,710
Erste Group Bank AG*	86,501	1,897,845
OMV AG*	40,538	1,337,377
Raiffeisen Bank International AG	46,068	845,819
Verbund AG*	19,471	865,416
voestalpine AG	35,160	684,380

(Cost $8,359,894)		6,391,547

Belgium — 0.9%
Ageas SA/NV*	55,539	1,890,839
Anheuser-Busch InBev SA/NV	226,253	10,525,790
Colruyt SA	15,743	950,319
Elia Group SA/NV	7,618	892,992
Galapagos NV*	12,472	2,538,398
Groupe Bruxelles Lambert SA	23,203	1,873,013
KBC Group NV	74,148	3,874,238
Proximus SADP	49,954	1,042,210
Sofina SA	4,539	1,239,476
Solvay SA	21,327	1,621,199
Telenet Group Holding NV	14,267	583,755
UCB SA	37,540	3,750,416
Umicore SA	58,274	2,577,133

(Cost $52,382,134)		33,359,778

Chile — 0.0%
Antofagasta PLC
(Cost $1,269,915)	113,098	1,224,122

China — 0.1%
BeiGene Ltd., ADR*(b)	11,224	1,858,021
Yangzijiang Shipbuilding Holdings Ltd.	729,900	485,636

(Cost $2,379,886)		2,343,657

Denmark — 2.3%
A.P. Moller — Maersk A/S, Class A	952	868,335
A.P. Moller — Maersk A/S, Class B	1,926	1,878,633
Ambu A/S, Class B	47,212	1,574,167
Carlsberg A/S, Class B	31,758	4,098,417
Chr Hansen Holding A/S	31,324	3,028,308
Coloplast A/S, Class B	35,281	5,910,683
Danske Bank A/S*	192,008	2,372,668
Demant A/S*	33,245	937,176
DSV PANALPINA A/S	62,583	6,598,328
Genmab A/S*	19,328	5,929,232
GN Store Nord A/S	34,620	1,864,747
H Lundbeck A/S	20,688	792,996

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Denmark (Continued)
Novo Nordisk A/S, Class B	520,431	$33,809,822
Novozymes A/S, Class B	62,615	3,416,474
Orsted A/S, 144A	56,174	6,581,789
Pandora A/S (b)	30,512	1,516,251
Tryg A/S	35,293	987,026
Vestas Wind Systems A/S	56,109	5,713,548

(Cost $73,500,118)		87,878,600

Finland — 1.2%
Elisa OYJ	42,239	2,643,513
Fortum OYJ	131,882	2,520,933
Kone OYJ, Class B	100,931	6,753,681
Metso OYJ	30,850	998,928
Neste OYJ (b)	125,625	5,064,827
Nokia OYJ	1,674,855	6,628,883
Nordea Bank Abp*	962,047	6,497,675
Orion OYJ, Class B	29,039	1,550,492
Sampo OYJ, Class A*(b)	131,631	4,693,279
Stora Enso OYJ, Class R*	167,234	2,046,661
UPM-Kymmene OYJ	160,869	4,637,533
Wartsila OYJ Abp	131,774	1,027,441

(Cost $52,046,784)		45,063,846

France — 10.1%
Accor SA*	55,024	1,548,363
Aeroports de Paris	8,358	868,866
Air Liquide SA	140,459	19,037,413
Airbus SE*	173,294	10,907,100
Alstom SA	56,611	2,377,906
Amundi SA, 144A*	18,013	1,338,688
Arkema SA	20,479	1,781,336
Atos SE*	29,178	2,196,625
AXA SA*	572,815	10,415,281
BioMerieux	12,306	1,763,542
BNP Paribas SA*	334,000	11,958,762
Bollore SA	250,464	713,419
Bouygues SA*	63,907	1,953,687
Bureau Veritas SA*	82,301	1,670,943
Capgemini SE	47,192	4,824,704
Carrefour SA	185,111	2,805,864
Casino Guichard Perrachon SA*	12,269	461,419
Cie de Saint-Gobain	146,090	4,714,202
Cie Generale des Etablissements Michelin SCA*	51,561	5,200,400
CNP Assurances*	54,660	573,686
Covivio REIT (b)	15,510	906,469
Credit Agricole SA*	342,621	2,975,675
Danone SA*	180,391	12,326,965
Dassault Aviation SA*	700	595,986
Dassault Systemes SE	38,864	6,568,217
Edenred	70,364	2,935,283
Eiffage SA*	23,273	2,118,405
Electricite de France SA	184,169	1,626,500
Engie SA*	542,336	6,402,486
EssilorLuxottica SA*	84,254	10,825,656
Eurazeo SE*	10,106	491,356
Faurecia SE*	22,549	867,558

	Number of Shares	Value
France (Continued)
Gecina SA REIT	14,351	$1,843,140
Getlink SE*	132,219	1,905,071
Hermes International	9,362	7,771,356
ICADE REIT	9,208	657,744
Iliad SA	4,162	731,813
Ingenico Group SA	17,546	2,419,037
Ipsen SA*	10,394	815,727
JCDecaux SA*	25,272	513,093
Kering SA	22,503	11,730,356
Klepierre SA REIT	59,003	1,116,057
La Francaise des Jeux SAEM, 144A*	21,682	738,169
Legrand SA	78,814	5,362,984
L’Oreal SA*	74,570	21,679,154
LVMH Moet Hennessy Louis Vuitton SE	81,821	34,059,538
Natixis SA*	284,162	628,660
Orange SA	592,392	7,131,509
Orpea	15,223	1,784,460
Pernod Ricard SA	62,156	9,666,381
Peugeot SA*	173,690	2,468,864
Publicis Groupe SA	62,561	1,772,258
Remy Cointreau SA (b)	6,443	763,839
Renault SA	61,053	1,369,331
Safran SA*	94,535	9,010,029
Sanofi (b)	331,789	32,237,519
Sartorius Stedim Biotech*	7,940	2,148,804
Schneider Electric SE	164,165	16,262,332
SCOR SE*	45,575	1,122,098
SEB SA	7,007	959,820
Societe Generale SA*	244,325	3,588,691
Sodexo SA	25,922	1,742,022
Suez SA (b)	104,649	1,186,051
Teleperformance*	17,470	4,132,559
Thales SA	31,634	2,415,233
TOTAL SA	726,058	27,100,438
Ubisoft Entertainment SA*	28,199	2,180,519
Unibail-Rodamco-Westfield REIT	27,459	1,453,938
Unibail-Rodamco-Westfield CDI	300,032	827,943
Valeo SA*	72,764	1,789,093
Veolia Environnement SA	158,794	3,469,862
Vinci SA	152,754	14,080,648
Vivendi SA	246,050	5,580,003
Wendel SE*	7,562	693,361
Worldline SA, 144A*	40,325	3,004,478

(Cost $423,746,772)		387,666,744

Germany — 8.1%
adidas AG*	55,679	14,660,501
Allianz SE	122,857	22,204,978
BASF SE*	270,491	14,606,082
Bayer AG	288,857	19,469,615
Bayerische Motoren Werke AG	98,299	5,739,546
Beiersdorf AG	29,931	3,131,781
Brenntag AG	44,855	2,360,606
Carl Zeiss Meditec AG*	11,461	1,171,723
Commerzbank AG*	289,936	1,126,774
Continental AG*	32,668	3,207,111

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Germany (Continued)
Covestro AG, 144A*	50,962	$1,883,228
Daimler AG*	249,544	9,246,474
Delivery Hero SE, 144A*	37,849	3,620,792
Deutsche Bank AG*(c)	583,010	4,873,841
Deutsche Boerse AG	56,411	9,261,358
Deutsche Lufthansa AG*(b)	69,282	703,079
Deutsche Post AG*	294,096	9,134,389
Deutsche Telekom AG*	989,685	15,572,658
Deutsche Wohnen SE	100,975	4,508,153
E.ON SE	666,651	7,034,594
Evonik Industries AG	59,795	1,470,217
Fraport AG Frankfurt Airport Services Worldwide*(b)	11,922	590,502
Fresenius Medical Care AG & Co. KGaA*	63,281	5,310,529
Fresenius SE & Co. KGaA*	123,627	5,928,431
GEA Group AG	45,548	1,354,518
Hannover Rueck SE	17,906	2,874,151
HeidelbergCement AG*	42,786	2,119,685
Henkel AG & Co. KGaA*	31,039	2,482,472
HOCHTIEF AG	7,219	633,864
Infineon Technologies AG	371,419	7,774,212
KION Group AG*	18,086	1,007,834
Knorr-Bremse AG	15,731	1,662,052
LANXESS AG*	22,329	1,152,068
LEG Immobilien AG*	20,323	2,528,475
Merck KGaA	37,838	4,332,515
METRO AG	49,125	457,844
MTU Aero Engines AG*	15,497	2,492,635
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	42,857	9,733,524
Nemetschek SE*	15,870	1,249,010
Puma SE*	24,477	1,743,816
RWE AG*	170,900	5,651,390
SAP SE	307,057	38,686,333
Scout24 AG, 144A	29,563	2,256,129
Siemens AG	224,371	24,540,189
Siemens Healthineers AG, 144A	44,539	2,297,254
Symrise AG*	38,201	4,172,655
TeamViewer AG*	37,441	1,901,642
Telefonica Deutschland Holding AG	295,853	908,387
thyssenkrupp AG*(b)	115,819	779,103
Uniper SE	58,210	1,815,711
United Internet AG	30,653	1,254,893
Volkswagen AG*(b)	9,640	1,523,806
Vonovia SE*	152,970	8,792,472
Wirecard AG (b)	34,852	3,658,288
Zalando SE, 144A*	41,291	2,788,607

(Cost $373,206,287)		311,442,496

Hong Kong — 3.0%
AIA Group Ltd.	3,537,005	28,678,419
ASM Pacific Technology Ltd.	96,626	878,815
Bank of East Asia Ltd.	353,134	636,885
BOC Hong Kong Holdings Ltd.	1,079,519	3,008,142
Budweiser Brewing Co. APAC Ltd., 144A	454,035	1,271,052

	Number of Shares	Value
Hong Kong (Continued)
CK Asset Holdings Ltd.	767,676	$4,174,359
CK Hutchison Holdings Ltd.	801,625	4,901,893
CK Infrastructure Holdings Ltd.	201,605	1,006,529
CLP Holdings Ltd.	474,831	4,652,443
Dairy Farm International Holdings Ltd.	105,800	446,476
Galaxy Entertainment Group Ltd.	644,687	4,349,755
Hang Lung Properties Ltd.	614,687	1,292,575
Hang Seng Bank Ltd.	221,327	3,366,375
Henderson Land Development Co. Ltd.	434,957	1,551,514
HK Electric Investments & HK Electric Investments Ltd. (a)	862,963	855,003
HKT Trust & HKT Ltd. (a)	1,151,613	1,637,202
Hong Kong & China Gas Co. Ltd.	3,015,847	5,073,424
Hong Kong Exchanges & Clearing Ltd.	348,205	12,137,650
Hongkong Land Holdings Ltd.	348,100	1,308,856
Jardine Matheson Holdings Ltd.	65,457	2,628,099
Jardine Strategic Holdings Ltd.	67,087	1,338,386
Kerry Properties Ltd.	190,754	450,338
Link REIT	618,890	4,626,805
Melco Resorts & Entertainment Ltd., ADR	67,593	1,083,516
MTR Corp. Ltd.	481,363	2,306,990
New World Development Co. Ltd.	1,822,926	1,836,683
NWS Holdings Ltd.	442,124	346,786
PCCW Ltd.	1,111,666	609,505
Power Assets Holdings Ltd.	432,018	2,404,899
Sino Land Co. Ltd.	897,792	1,045,870
SJM Holdings Ltd.	582,007	646,466
Sun Hung Kai Properties Ltd.	384,496	4,414,648
Swire Pacific Ltd., Class A	151,976	788,162
Swire Properties Ltd.	350,881	781,295
Techtronic Industries Co. Ltd.	395,371	3,402,083
WH Group Ltd., 144A	2,785,000	2,400,026
Wharf Real Estate Investment Co. Ltd. (b)	312,254	1,200,435
Wheelock & Co. Ltd.	217,863	1,471,345

(Cost $124,604,471)		115,009,704

Ireland — 1.0%
AerCap Holdings NV*	36,163	1,165,895
CRH PLC	235,189	7,649,399
DCC PLC	29,215	2,428,943
Experian PLC	269,754	9,371,409
Flutter Entertainment PLC (b)	41,098	5,260,084
James Hardie Industries PLC CDI	131,457	2,273,808
Kerry Group PLC, Class A	46,138	5,700,286
Kingspan Group PLC	43,909	2,707,574
Smurfit Kappa Group PLC	70,827	2,300,466

(Cost $32,907,903)		38,857,864

Isle of Man — 0.1%
GVC Holdings PLC
(Cost $2,214,788)	172,810	1,691,998

Israel — 0.6%
Azrieli Group Ltd.	12,176	637,667
Bank Hapoalim BM	338,505	2,073,542
Bank Leumi Le-Israel BM	446,171	2,355,691

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Israel (Continued)
Check Point Software Technologies Ltd.*	33,890	$3,716,716
CyberArk Software Ltd.*	10,364	1,075,576
Elbit Systems Ltd.	7,182	998,096
ICL Group Ltd.	202,099	698,124
Israel Discount Bank Ltd., Class A	349,930	1,107,140
Mizrahi Tefahot Bank Ltd.	41,316	807,377
Nice Ltd.*	18,449	3,328,333
Teva Pharmaceutical Industries Ltd., ADR*	324,277	4,063,191
Wix.com Ltd.*	14,424	3,206,888

(Cost $28,851,238)		24,068,341

Italy — 1.9%
Assicurazioni Generali SpA	326,285	4,521,977
Atlantia SpA*	145,334	2,354,583
Davide Campari-Milano SpA	172,454	1,397,458
DiaSorin SpA*	7,059	1,477,057
Enel SpA	2,415,058	18,500,450
Eni SpA	755,372	6,811,144
Ferrari NV	35,812	6,038,500
FinecoBank Banca Fineco SpA*	184,373	2,149,988
Infrastrutture Wireless Italiane SpA, 144A	53,046	539,669
Intesa Sanpaolo SpA*	4,419,328	7,615,573
Leonardo SpA*	119,386	742,137
Mediobanca Banca di Credito Finanziario SpA	184,412	1,194,668
Moncler SpA*	53,622	1,991,048
Nexi SpA, 144A*	105,167	1,724,260
Pirelli & C SpA, 144A*	126,531	566,037
Poste Italiane SpA, 144A	157,636	1,381,323
Prysmian SpA	71,660	1,522,912
Recordati SpA	32,335	1,468,761
Snam SpA	590,384	2,742,009
Telecom Italia SpA*	2,711,741	999,376
Telecom Italia SpA-RSP	1,899,705	731,321
Terna Rete Elettrica Nazionale SpA	417,780	2,815,004
UniCredit SpA*	604,240	5,141,869

(Cost $94,083,112)		74,427,124

Japan — 25.6%
ABC-Mart, Inc.	11,100	674,162
Acom Co. Ltd.	118,300	481,559
Advantest Corp.	57,900	2,856,210
Aeon Co. Ltd.	190,400	4,208,062
Aeon Mall Co. Ltd.	30,000	421,438
AGC, Inc.	49,700	1,405,582
Air Water, Inc.	49,800	722,676
Aisin Seiki Co. Ltd.	47,754	1,503,313
Ajinomoto Co., Inc.	132,947	2,264,580
Alfresa Holdings Corp.	56,600	1,140,450
Amada Co. Ltd.	93,700	834,955
ANA Holdings, Inc.*(b)	33,400	804,920
Aozora Bank Ltd.	29,800	553,198
Asahi Group Holdings Ltd.	103,965	3,912,003
Asahi Intecc Co. Ltd.	55,800	1,707,451

	Number of Shares	Value
Japan (Continued)
Asahi Kasei Corp.	372,300	$2,934,350
Astellas Pharma, Inc.	549,332	9,751,923
Bandai Namco Holdings, Inc.	59,200	3,291,420
Bank of Kyoto Ltd.	16,800	602,865
Benesse Holdings, Inc.	21,200	573,419
Bridgestone Corp.	157,676	5,229,793
Brother Industries Ltd.	64,200	1,207,861
Calbee, Inc.	29,700	857,856
Canon, Inc.	296,486	6,100,444
Casio Computer Co. Ltd.	52,300	919,960
Central Japan Railway Co.	42,354	7,239,983
Chiba Bank Ltd.	152,200	722,578
Chubu Electric Power Co., Inc.	188,500	2,536,172
Chugai Pharmaceutical Co. Ltd.	66,500	9,798,183
Chugoku Electric Power Co., Inc.	83,400	1,144,531
Coca-Cola Bottlers Japan Holdings, Inc.	33,354	661,853
Concordia Financial Group Ltd.	306,115	999,142
Cosmos Pharmaceutical Corp.	5,900	846,335
CyberAgent, Inc.	30,400	1,530,641
Dai Nippon Printing Co. Ltd.	75,200	1,707,680
Daicel Corp.	74,200	627,478
Daifuku Co. Ltd.	29,921	2,324,985
Dai-ichi Life Holdings, Inc.	320,338	4,167,409
Daiichi Sankyo Co. Ltd.	167,931	15,703,873
Daikin Industries Ltd.	73,388	10,785,848
Daito Trust Construction Co. Ltd.	19,613	2,070,509
Daiwa House Industry Co. Ltd.	167,636	4,157,286
Daiwa House REIT Investment Corp. REIT	573	1,415,431
Daiwa Securities Group, Inc.	447,987	1,855,587
Denso Corp.	125,853	4,820,796
Dentsu Group, Inc.	64,200	1,717,437
Disco Corp.	9,100	2,030,191
East Japan Railway Co.	87,353	6,844,386
Eisai Co. Ltd.	74,552	5,833,092
Electric Power Development Co. Ltd.	37,632	709,406
FamilyMart Co. Ltd.	75,768	1,418,476
FANUC Corp.	57,417	10,230,123
Fast Retailing Co. Ltd.	17,017	9,551,106
Fuji Electric Co. Ltd.	35,100	937,020
FUJIFILM Holdings Corp.	106,454	4,916,754
Fujitsu Ltd.	58,302	6,000,762
Fukuoka Financial Group, Inc.	46,000	747,721
GLP J REIT	1,072	1,428,406
GMO Payment Gateway, Inc.	12,500	1,405,953
Hakuhodo DY Holdings, Inc.	73,659	914,548
Hamamatsu Photonics KK	38,700	1,751,180
Hankyu Hanshin Holdings, Inc.	66,840	2,466,718
Hikari Tsushin, Inc.	6,300	1,379,229
Hino Motors Ltd.	90,800	613,781
Hirose Electric Co. Ltd.	9,666	1,153,521
Hisamitsu Pharmaceutical Co., Inc.	14,600	735,111
Hitachi Construction Machinery Co. Ltd.	31,200	818,731
Hitachi Ltd.	285,101	9,133,701
Hitachi Metals Ltd.	63,700	733,603

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Japan (Continued)
Honda Motor Co. Ltd.	483,499	$12,481,443
Hoshizaki Corp.	15,100	1,218,137
Hoya Corp.	111,974	10,497,076
Hulic Co. Ltd. (b)	94,000	950,067
Idemitsu Kosan Co. Ltd.	58,184	1,289,441
Iida Group Holdings Co. Ltd.	38,100	565,256
Inpex Corp.	303,617	2,114,016
Isetan Mitsukoshi Holdings Ltd.	94,000	628,439
Isuzu Motors Ltd.	157,300	1,472,431
Ito En Ltd.	15,800	905,411
ITOCHU Corp.	400,454	8,577,577
Itochu Techno-Solutions Corp.	30,400	1,026,065
Japan Airlines Co. Ltd.	30,373	596,223
Japan Airport Terminal Co. Ltd.	14,400	632,908
Japan Exchange Group, Inc.	151,878	3,263,029
Japan Post Bank Co. Ltd.	117,658	970,983
Japan Post Holdings Co. Ltd.	463,013	3,366,392
Japan Post Insurance Co. Ltd.	65,300	828,322
Japan Prime Realty Investment Corp. REIT	263	802,327
Japan Real Estate Investment Corp. REIT	358	1,951,912
Japan Retail Fund Investment Corp. REIT	811	1,069,351
Japan Tobacco, Inc.	348,541	6,908,122
JFE Holdings, Inc.	144,085	1,058,142
JGC Holdings Corp.	71,500	768,404
JSR Corp.	56,900	1,114,310
JTEKT Corp.	59,100	476,220
JXTG Holdings, Inc.	921,228	3,539,012
Kajima Corp.	120,700	1,367,661
Kakaku.com, Inc.	36,900	891,663
Kamigumi Co. Ltd.	30,000	585,563
Kansai Electric Power Co., Inc.	207,767	2,068,134
Kansai Paint Co. Ltd.	51,800	1,072,072
Kao Corp.	144,004	11,546,225
Kawasaki Heavy Industries Ltd.	39,000	616,941
KDDI Corp.	487,433	14,173,952
Keihan Holdings Co. Ltd.	30,500	1,448,004
Keikyu Corp.	63,450	1,059,608
Keio Corp.	29,760	1,766,090
Keisei Electric Railway Co. Ltd.	34,128	1,118,665
Keyence Corp.	53,970	22,194,534
Kikkoman Corp.	42,682	2,145,083
Kintetsu Group Holdings Co. Ltd.	50,640	2,483,987
Kirin Holdings Co. Ltd.	244,023	4,994,954
Kobayashi Pharmaceutical Co. Ltd.	15,100	1,344,151
Kobe Bussan Co. Ltd.	16,500	853,725
Koito Manufacturing Co. Ltd.	30,400	1,286,810
Komatsu Ltd.	250,273	5,059,068
Konami Holdings Corp.	29,666	1,041,178
Kose Corp.	11,000	1,375,956
Kubota Corp.	307,781	4,136,757
Kuraray Co. Ltd.	93,400	980,377
Kurita Water Industries Ltd.	30,400	841,994
Kyocera Corp.	94,600	5,114,865
Kyowa Kirin Co. Ltd.	71,000	1,923,705

	Number of Shares	Value
Japan (Continued)
Kyushu Electric Power Co., Inc.	110,400	$917,227
Kyushu Railway Co. (b)	46,276	1,310,892
Lasertec Corp.	22,200	1,821,781
Lawson, Inc.	17,500	967,129
LINE Corp.*	20,547	1,026,921
Lion Corp.	68,400	1,563,410
LIXIL Group Corp.	83,600	1,165,881
M3, Inc.	131,042	5,273,516
Makita Corp.	66,300	2,243,915
Marubeni Corp.	464,900	2,255,850
Marui Group Co. Ltd.	57,796	1,041,287
Maruichi Steel Tube Ltd.	16,800	429,795
Mazda Motor Corp.	165,200	1,055,430
McDonald’s Holdings Co. Japan Ltd.	19,622	1,042,552
Mebuki Financial Group, Inc.	275,350	622,981
Medipal Holdings Corp.	52,600	1,042,294
MEIJI Holdings Co. Ltd.	33,290	2,503,425
Mercari, Inc.*	22,800	678,641
MINEBEA MITSUMI, Inc.	107,320	1,881,794
MISUMI Group, Inc.	85,700	2,274,314
Mitsubishi Chemical Holdings Corp.	377,400	2,219,712
Mitsubishi Corp.	401,725	9,368,430
Mitsubishi Electric Corp.	541,179	7,118,201
Mitsubishi Estate Co. Ltd.	350,351	5,564,943
Mitsubishi Gas Chemical Co., Inc.	45,200	672,269
Mitsubishi Heavy Industries Ltd.	94,099	2,432,203
Mitsubishi Materials Corp.	30,000	682,368
Mitsubishi Motors Corp.	218,100	614,793
Mitsubishi UFJ Financial Group, Inc.	3,599,852	14,827,338
Mitsubishi UFJ Lease & Finance Co. Ltd.	114,300	557,483
Mitsui & Co. Ltd.	491,160	7,448,581
Mitsui Chemicals, Inc.	55,300	1,148,611
Mitsui Fudosan Co. Ltd.	259,326	4,985,975
Miura Co. Ltd.	25,800	1,100,468
Mizuho Financial Group, Inc.	7,163,480	8,934,008
MonotaRO Co. Ltd.	32,200	1,168,928
MS&AD Insurance Group Holdings, Inc.	128,921	3,783,532
Murata Manufacturing Co. Ltd.	170,077	9,485,958
Nabtesco Corp.	29,725	921,973
Nagoya Railroad Co. Ltd.	51,040	1,538,133
NEC Corp.	74,359	3,333,727
Nexon Co. Ltd.	146,345	3,047,808
NGK Insulators Ltd.	78,100	1,143,492
NGK Spark Plug Co. Ltd.	46,900	755,392
NH Foods Ltd.	27,896	1,029,497
Nidec Corp.	133,146	8,175,556
Nihon M&A Center, Inc.	44,000	1,766,609
Nikon Corp.	93,700	860,151
Nintendo Co. Ltd.	32,971	13,311,302
Nippon Building Fund, Inc. REIT	367	2,300,450
Nippon Express Co. Ltd.	24,400	1,253,429
Nippon Paint Holdings Co. Ltd.	43,042	2,997,315
Nippon Prologis REIT, Inc. REIT (b)	562	1,584,200
Nippon Shinyaku Co. Ltd.	13,500	1,161,667
Nippon Steel Corp.	239,509	2,204,429

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Japan (Continued)
Nippon Telegraph & Telephone Corp.	382,202	$8,661,521
Nippon Yusen KK	45,000	648,013
Nissan Chemical Corp.	36,449	1,607,075
Nissan Motor Co. Ltd.	689,042	2,561,426
Nisshin Seifun Group, Inc.	61,000	949,687
Nissin Foods Holdings Co. Ltd.	18,700	1,560,573
Nitori Holdings Co. Ltd.	24,101	4,365,645
Nitto Denko Corp.	46,724	2,525,856
Nomura Holdings, Inc.	922,654	3,960,281
Nomura Real Estate Holdings, Inc.	36,536	675,532
Nomura Real Estate Master Fund, Inc. REIT	1,216	1,493,996
Nomura Research Institute Ltd.	100,243	2,647,244
NSK Ltd.	104,600	764,289
NTT Data Corp.	177,234	2,046,051
NTT DOCOMO, Inc.	346,689	9,488,178
Obayashi Corp.	189,200	1,749,107
Obic Co. Ltd.	20,600	3,568,158
Odakyu Electric Railway Co. Ltd.	88,050	2,195,433
Oji Holdings Corp.	268,968	1,349,267
Olympus Corp.	340,616	5,910,917
Omron Corp.	52,492	3,475,292
Ono Pharmaceutical Co. Ltd.	109,406	3,121,538
Oracle Corp. (b)	12,800	1,493,106
Oriental Land Co. Ltd.	59,300	8,586,114
ORIX Corp.	396,846	5,258,407
Orix JREIT, Inc. REIT	776	1,121,061
Osaka Gas Co. Ltd.	104,000	2,076,239
Otsuka Corp.	29,900	1,441,699
Otsuka Holdings Co. Ltd.	115,667	5,216,786
Pan Pacific International Holdings Corp.	129,472	2,606,368
Panasonic Corp.	656,085	5,858,499
Park24 Co. Ltd.	33,800	655,346
PeptiDream, Inc.*	30,400	1,362,919
Persol Holdings Co. Ltd.	51,000	673,884
Pigeon Corp.	30,700	1,195,605
Pola Orbis Holdings, Inc.	28,100	546,132
Rakuten, Inc.	251,686	2,277,765
Recruit Holdings Co. Ltd.	375,053	12,902,282
Renesas Electronics Corp.*	226,000	1,171,440
Resona Holdings, Inc.	606,125	2,179,566
Ricoh Co. Ltd.	200,600	1,480,621
Rinnai Corp.	11,300	950,355
Rohm Co. Ltd.	25,600	1,720,988
Ryohin Keikaku Co. Ltd.	70,800	1,069,435
Santen Pharmaceutical Co. Ltd.	101,351	1,870,170
SBI Holdings, Inc.	67,625	1,447,875
SCSK Corp.	15,300	747,656
Secom Co. Ltd.	62,300	5,392,074
Sega Sammy Holdings, Inc.	47,200	614,482
Seibu Holdings, Inc.	58,500	763,763
Seiko Epson Corp.	83,859	943,992
Sekisui Chemical Co. Ltd.	106,200	1,482,044
Sekisui House Ltd.	184,451	3,510,461
Seven & i Holdings Co. Ltd.	220,676	7,544,461
Seven Bank Ltd.	174,700	497,315

	Number of Shares	Value
Japan (Continued)
SG Holdings Co. Ltd.	41,600	$1,355,872
Sharp Corp.	61,273	663,040
Shimadzu Corp.	65,000	1,756,920
Shimamura Co. Ltd.	8,500	597,431
Shimano, Inc.	22,294	4,095,175
Shimizu Corp.	176,100	1,489,204
Shin-Etsu Chemical Co. Ltd.	104,604	12,240,739
Shinsei Bank Ltd.	54,700	697,413
Shionogi & Co. Ltd.	78,995	4,659,346
Shiseido Co. Ltd.	118,557	7,222,583
Shizuoka Bank Ltd.	144,700	920,434
Showa Denko KK	39,500	943,136
SMC Corp.	17,182	8,662,296
Softbank Corp.	563,900	7,142,542
SoftBank Group Corp.	461,628	20,683,263
Sohgo Security Services Co. Ltd.	21,100	1,036,951
Sompo Holdings, Inc.	99,135	3,522,512
Sony Corp.	374,316	23,858,762
Sony Financial Holdings, Inc.	42,600	1,025,449
Square Enix Holdings Co. Ltd. (b)	29,400	1,425,768
Stanley Electric Co. Ltd.	37,500	910,682
Subaru Corp.	178,534	3,937,532
SUMCO Corp.	74,300	1,137,459
Sumitomo Chemical Co. Ltd.	420,522	1,302,372
Sumitomo Corp.	347,476	4,182,149
Sumitomo Dainippon Pharma Co. Ltd.	46,400	655,266
Sumitomo Electric Industries Ltd.	214,300	2,492,831
Sumitomo Heavy Industries Ltd.	30,400	693,440
Sumitomo Metal Mining Co. Ltd.	69,500	1,933,975
Sumitomo Mitsui Financial Group, Inc.	387,515	11,207,374
Sumitomo Mitsui Trust Holdings, Inc.	94,081	2,766,293
Sumitomo Realty & Development Co. Ltd.	91,303	2,526,717
Sumitomo Rubber Industries Ltd.	40,100	407,526
Sundrug Co. Ltd.	21,100	710,214
Suntory Beverage & Food Ltd.	40,800	1,664,611
Suzuken Co. Ltd.	19,810	719,145
Suzuki Motor Corp.	105,726	3,672,396
Sysmex Corp.	49,407	3,944,497
T&D Holdings, Inc.	159,300	1,437,238
Taiheiyo Cement Corp.	30,000	708,517
Taisei Corp.	59,515	2,063,945
Taisho Pharmaceutical Holdings Co. Ltd.	9,434	598,345
Taiyo Nippon Sanso Corp.	34,000	571,264
Takeda Pharmaceutical Co. Ltd.	460,611	17,899,956
TDK Corp.	37,924	3,544,661
Teijin Ltd.	47,304	773,742
Terumo Corp.	190,644	7,477,622
THK Co. Ltd.	35,128	912,035
TIS, Inc.	65,900	1,403,610
Tobu Railway Co. Ltd.	56,579	2,004,096
Toho Co. Ltd.	29,800	1,094,237
Toho Gas Co. Ltd.	22,828	1,123,990
Tohoku Electric Power Co., Inc.	120,813	1,250,195
Tokio Marine Holdings, Inc.	189,750	8,213,204
Tokyo Century Corp.	12,700	551,713

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Japan (Continued)
Tokyo Electric Power Co. Holdings, Inc.*	443,600	$1,493,132
Tokyo Electron Ltd.	43,764	8,724,799
Tokyo Gas Co. Ltd.	108,980	2,597,553
Tokyu Corp.	149,910	2,374,206
Tokyu Fudosan Holdings Corp.	177,900	900,676
Toppan Printing Co. Ltd.	85,889	1,467,786
Toray Industries, Inc.	412,443	2,003,606
Toshiba Corp.	114,516	3,126,108
Tosoh Corp.	78,640	1,092,334
TOTO Ltd.	39,115	1,548,714
Toyo Suisan Kaisha Ltd.	27,800	1,451,287
Toyoda Gosei Co. Ltd.	19,200	410,011
Toyota Industries Corp.	42,400	2,166,294
Toyota Motor Corp.	624,864	39,139,101
Toyota Tsusho Corp.	63,111	1,597,599
Trend Micro, Inc.	36,976	2,029,746
Tsuruha Holdings, Inc.	11,900	1,756,669
Unicharm Corp.	119,600	4,447,086
United Urban Investment Corp. REIT	877	928,679
USS Co. Ltd.	58,800	1,023,936
Welcia Holdings Co. Ltd.	14,100	1,183,226
West Japan Railway Co.	47,106	3,036,152
Yakult Honsha Co. Ltd.	31,979	1,957,081
Yamada Denki Co. Ltd.	182,300	885,764
Yamaha Corp.	42,181	2,049,501
Yamaha Motor Co. Ltd.	85,974	1,239,646
Yamato Holdings Co. Ltd.	94,071	2,079,515
Yamazaki Baking Co. Ltd.	35,300	632,058
Yaskawa Electric Corp.	73,620	2,641,842
Yokogawa Electric Corp.	66,944	963,393
Yokohama Rubber Co. Ltd.	30,004	452,654
Z Holdings Corp.	793,600	3,237,832
ZOZO, Inc.	30,397	559,207

(Cost $953,202,214)		980,401,277

Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,201,022)	37,637	1,195,045

Luxembourg — 0.2%
ArcelorMittal SA*	194,596	1,858,778
Aroundtown SA	362,240	1,987,201
Eurofins Scientific SE	3,641	2,456,541
SES SA	104,660	773,048
Tenaris SA	135,210	839,303

(Cost $15,393,739)		7,914,871

Macau — 0.1%
Sands China Ltd.	720,411	2,802,089
Wynn Macau Ltd.	466,119	787,739

(Cost $4,555,306)		3,589,828

Netherlands — 4.4%
ABN AMRO Bank NV, 144A	109,942	879,917
Adyen NV, 144A*	5,277	6,929,702
Aegon NV	531,322	1,418,455
Akzo Nobel NV	60,066	4,907,375

	Number of Shares	Value
Netherlands (Continued)
Altice Europe NV*	191,028	$763,383
ASML Holding NV	125,295	40,744,589
EXOR NV	32,196	1,731,921
Heineken Holding NV	32,515	2,674,513
Heineken NV	77,415	7,087,882
ING Groep NV	1,157,020	7,456,939
Just Eat Takeaway.com NV, 144A*	34,161	3,699,517
Koninklijke Ahold Delhaize NV	322,386	8,162,894
Koninklijke DSM NV	50,271	6,420,175
Koninklijke KPN NV	1,014,268	2,481,458
Koninklijke Philips NV*	263,172	11,916,153
Koninklijke Vopak NV	20,874	1,142,571
NN Group NV	89,719	2,765,687
Prosus NV*	144,726	11,984,725
QIAGEN NV*	69,382	3,027,559
Randstad NV	35,506	1,487,069
Royal Dutch Shell PLC, Class A	1,214,867	18,892,556
Royal Dutch Shell PLC, Class B	1,092,269	16,538,166
Wolters Kluwer NV	81,071	6,450,691

(Cost $184,074,462)		169,563,897

New Zealand — 0.3%
a2 Milk Co. Ltd.*	218,507	2,577,127
Auckland International Airport Ltd.	360,829	1,455,900
Fisher & Paykel Healthcare Corp. Ltd.	174,871	3,254,365
Mercury NZ Ltd.	196,797	568,052
Meridian Energy Ltd.	365,283	1,077,060
Ryman Healthcare Ltd.	138,356	1,039,203
Spark New Zealand Ltd.	526,088	1,443,436

(Cost $8,290,905)		11,415,143

Norway — 0.5%
DNB ASA*	278,780	3,791,345
Equinor ASA	301,193	4,373,468
Gjensidige Forsikring ASA*	59,390	1,077,124
Mowi ASA	128,858	2,426,506
Norsk Hydro ASA*	392,537	996,612
Orkla ASA	234,387	2,105,945
Schibsted ASA, Class B*	26,431	633,534
Telenor ASA	214,159	3,247,387
Yara International ASA	52,951	1,811,743

(Cost $26,278,007)		20,463,664

Portugal — 0.2%
EDP — Energias de Portugal SA	758,625	3,556,239
Galp Energia SGPS SA	148,835	1,770,271
Jeronimo Martins SGPS SA*	78,192	1,334,939

(Cost $6,266,407)		6,661,449

Russia — 0.0%
Evraz PLC
(Cost $1,100,190)	147,174	513,290

Singapore — 1.1%
Ascendas Real Estate Investment Trust REIT	914,052	2,025,044
CapitaLand Commercial Trust REIT	801,180	992,402
CapitaLand Ltd.*	767,400	1,569,781

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Singapore (Continued)
CapitaLand Mall Trust REIT	860,600	$1,236,564
City Developments Ltd.	136,800	744,615
DBS Group Holdings Ltd.	514,295	7,087,573
Genting Singapore Ltd.	1,746,378	970,347
Jardine Cycle & Carriage Ltd.	29,900	462,637
Keppel Corp. Ltd.	424,400	1,775,343
Mapletree Commercial Trust REIT	638,200	903,454
Mapletree Logistics Trust REIT	783,400	1,136,729
Oversea-Chinese Banking Corp. Ltd.	984,682	5,959,110
Singapore Airlines Ltd.	353,250	955,135
Singapore Exchange Ltd.	255,900	1,499,754
Singapore Technologies Engineering Ltd.	464,000	1,047,678
Singapore Telecommunications Ltd.	2,424,389	4,272,883
Suntec Real Estate Investment Trust REIT	480,700	500,162
United Overseas Bank Ltd.	334,954	4,623,162
UOL Group Ltd.*	151,081	731,451
Venture Corp. Ltd.	90,300	977,909
Wilmar International Ltd.	570,366	1,606,779

(Cost $51,888,375)		41,078,512

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	75,866	1,932,736
Aena SME SA, 144A*	19,831	2,822,119
Amadeus IT Group SA	126,775	6,605,709
Banco Bilbao Vizcaya Argentaria SA	1,986,755	6,159,677
Banco Santander SA	4,894,024	11,068,950
Bankinter SA	204,886	866,750
CaixaBank SA	1,065,647	1,986,717
Cellnex Telecom SA, 144A*	73,287	4,142,457
Enagas SA	79,318	1,779,429
Endesa SA	92,873	2,201,051
Ferrovial SA*	2,089	56,628
Ferrovial SA	144,926	3,928,572
Grifols SA	88,573	2,764,772
Iberdrola SA	1,709,433	18,383,530
Industria de Diseno Textil SA	320,139	8,902,029
Mapfre SA	316,787	556,661
Naturgy Energy Group SA	88,293	1,636,272
Red Electrica Corp. SA	128,528	2,259,933
Repsol SA	419,986	3,902,141
Siemens Gamesa Renewable Energy SA*	70,791	1,189,332
Telefonica SA	1,395,229	6,568,353

(Cost $146,144,182)		89,713,818

Sweden — 2.8%
Alfa Laval AB*	93,094	1,876,196
Assa Abloy AB, Class B	297,618	6,023,396
Atlas Copco AB, Class A	199,964	7,835,109
Atlas Copco AB, Class B	118,078	4,162,940
Boliden AB	81,216	1,760,066
Electrolux AB, Series B	63,995	1,046,938
Epiroc AB, Class A	195,685	2,171,266
Epiroc AB, Class B	115,792	1,289,097

	Number of Shares	Value
Sweden (Continued)
EQT AB*	65,617	$1,037,262
Essity AB, Class B*	180,081	5,939,918
Evolution Gaming Group AB, 144A*	36,582	2,157,832
Hennes & Mauritz AB, Class B (b)	238,547	3,598,756
Hexagon AB, Class B*	78,108	4,287,317
Husqvarna AB, Class B	130,942	962,483
ICA Gruppen AB (b)	28,124	1,320,157
Industrivarden AB, Class C*	44,806	995,736
Investment AB Latour, Class B	43,600	781,534
Investor AB, Class B	135,253	7,191,445
Kinnevik AB, Class B	69,801	1,755,665
L E Lundbergforetagen AB, Class B*	22,573	1,119,241
Lundin Energy AB	54,271	1,307,450
Nibe Industrier AB, Class B*	91,836	2,036,999
Sandvik AB*	339,407	5,615,630
Securitas AB, Class B*	104,200	1,380,111
Skandinaviska Enskilda Banken AB, Class A*	479,560	4,159,134
Skanska AB, Class B*	100,997	2,016,178
SKF AB, Class B	112,995	2,072,214
Svenska Cellulosa AB SCA, Class B*	178,427	2,225,000
Svenska Handelsbanken AB, Class A*	461,835	4,369,090
Swedbank AB, Class A*	268,905	3,367,537
Swedish Match AB	50,467	3,500,669
Tele2 AB, Class B	143,092	1,902,821
Telefonaktiebolaget LM Ericsson, Class B	855,931	7,779,415
Telia Co. AB	718,321	2,460,841
Volvo AB, Class B*	438,839	6,205,889

(Cost $113,262,463)		107,711,332

Switzerland — 10.4%
ABB Ltd.	547,160	10,746,363
Adecco Group AG	46,082	2,185,757
Alcon, Inc.*	143,313	9,220,429
Baloise Holding AG	13,708	1,946,884
Banque Cantonale Vaudoise	8,873	861,653
Barry Callebaut AG	919	1,846,026
Chocoladefabriken Lindt & Spruengli AG	31	2,688,085
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	300	2,498,440
Cie Financiere Richemont SA	152,853	8,880,667
Clariant AG*	61,663	1,129,334
Coca-Cola HBC AG*	58,912	1,482,775
Credit Suisse Group AG	703,100	6,409,629
EMS-Chemie Holding AG	2,489	1,838,672
Geberit AG	11,003	5,345,916
Givaudan SA	2,746	9,841,404
Glencore PLC*	2,912,104	5,388,203
Julius Baer Group Ltd.	65,517	2,786,073
Kuehne + Nagel International AG*	16,037	2,307,674
LafargeHolcim Ltd.*	146,307	6,045,166
Logitech International SA	46,689	2,751,437
Lonza Group AG	22,079	10,823,714
Nestle SA	875,273	94,516,379
Novartis AG	631,879	54,548,673

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Switzerland (Continued)
Pargesa Holding SA	13,254	$999,080
Partners Group Holding AG	5,545	4,579,900
Roche Holding AG	207,029	71,614,211
Schindler Holding AG	5,981	1,383,005
Schindler Holding AG Participation Certificates	12,026	2,789,562
SGS SA	1,795	4,208,489
Sika AG	41,085	7,026,910
Sonova Holding AG	16,723	3,660,004
STMicroelectronics NV	190,332	4,667,134
Straumann Holding AG	3,062	2,476,852
Swatch Group AG — Bearer (b)	8,477	1,691,346
Swatch Group AG — Registered	15,443	599,544
Swiss Life Holding AG	9,313	3,267,006
Swiss Prime Site AG	22,677	2,107,843
Swiss Re AG	87,501	5,924,376
Swisscom AG	7,644	3,972,210
Temenos AG	19,528	2,978,538
UBS Group AG	1,068,957	11,447,554
Vifor Pharma AG	13,343	2,026,837
Zurich Insurance Group AG	44,420	14,294,022

(Cost $380,616,281)		397,803,776

United Arab Emirates — 0.0%
NMC Health PLC (d)
(Cost $1,368,921)	31,933	0

United Kingdom — 13.1%
3i Group PLC	297,923	3,035,465
Admiral Group PLC	60,571	1,745,206
Anglo American PLC	361,720	7,596,997
Ashtead Group PLC	136,264	4,027,088
Associated British Foods PLC	105,784	2,379,015
AstraZeneca PLC	386,227	40,925,802
Auto Trader Group PLC, 144A	287,887	1,984,628
AVEVA Group PLC	18,225	920,123
Aviva PLC	1,161,363	3,552,722
BAE Systems PLC	957,708	5,868,906
Barclays PLC	5,128,472	7,298,919
Barratt Developments PLC	302,333	1,855,706
Berkeley Group Holdings PLC	35,267	1,783,568
BP PLC	5,949,602	22,465,788
British American Tobacco PLC	673,749	26,539,212
British Land Co. PLC REIT	253,775	1,276,529
BT Group PLC	2,494,190	3,580,880
Bunzl PLC	105,176	2,450,421
Burberry Group PLC	118,340	2,185,673
CNH Industrial NV*	300,941	1,821,293
Coca-Cola European Partners PLC	60,535	2,282,170
Compass Group PLC	517,965	7,573,897
Croda International PLC	38,243	2,451,244
Diageo PLC	688,229	23,718,230
Direct Line Insurance Group PLC	405,861	1,326,278
Ferguson PLC	67,260	5,287,992
Fiat Chrysler Automobiles NV*	319,800	2,819,363
GlaxoSmithKline PLC	1,481,372	30,585,510
Halma PLC	111,032	3,195,004
Hargreaves Lansdown PLC	97,437	2,206,338

	Number of Shares	Value
United Kingdom (Continued)
HSBC Holdings PLC	5,971,233	$27,292,944
Imperial Brands PLC	275,067	4,981,818
Informa PLC	445,626	2,500,784
InterContinental Hotels Group PLC	49,342	2,358,887
Intertek Group PLC	46,115	3,135,781
ITV PLC	1,063,268	1,054,186
J Sainsbury PLC	504,407	1,208,510
JD Sports Fashion PLC	120,563	980,327
Johnson Matthey PLC	56,204	1,466,675
Kingfisher PLC	602,850	1,445,858
Land Securities Group PLC REIT	203,853	1,525,154
Legal & General Group PLC	1,796,190	4,403,318
Lloyds Banking Group PLC	20,798,426	7,672,431
London Stock Exchange Group PLC	93,294	9,252,020
M&G PLC	771,995	1,334,780
Melrose Industries PLC	1,417,044	2,015,183
Mondi PLC	149,689	2,787,780
National Grid PLC	1,033,536	11,819,630
Next PLC	38,780	2,329,532
Ocado Group PLC*	134,782	3,647,049
Pearson PLC	232,223	1,329,011
Persimmon PLC	94,626	2,679,673
Prudential PLC	772,037	9,982,793
Reckitt Benckiser Group PLC	210,644	18,792,913
RELX PLC	575,657	13,319,403
Rentokil Initial PLC	553,640	3,396,850
Rio Tinto Ltd.	109,323	6,805,988
Rio Tinto PLC	330,844	17,622,601
Rolls-Royce Holdings PLC*	520,651	1,746,400
Royal Bank of Scotland Group PLC	1,436,436	1,957,609
RSA Insurance Group PLC	295,247	1,437,737
Sage Group PLC	308,508	2,632,763
Schroders PLC	36,912	1,347,077
Segro PLC REIT	323,151	3,350,775
Severn Trent PLC	70,502	2,125,380
Smith & Nephew PLC	259,804	5,268,491
Smiths Group PLC	117,637	1,898,107
Spirax-Sarco Engineering PLC	21,894	2,668,760
SSE PLC	311,020	4,768,725
St James’s Place PLC	151,713	1,721,516
Standard Chartered PLC	806,699	3,670,273
Standard Life Aberdeen PLC	708,920	2,261,460
Taylor Wimpey PLC	973,896	1,727,167
Tesco PLC	2,867,484	8,084,892
Unilever NV	431,039	22,244,303
Unilever PLC	344,132	18,411,144
United Utilities Group PLC	202,472	2,294,487
Vodafone Group PLC	7,948,505	13,057,790
Whitbread PLC (b)	40,107	1,252,174
Wm Morrison Supermarkets PLC	713,872	1,646,008
WPP PLC	374,717	2,830,337

(Cost $678,722,114)		500,285,221

TOTAL COMMON STOCKS (Cost $4,161,639,537)		3,715,418,641

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	16,878	$775,272
FUCHS PETROLUB SE	24,034	955,640
Henkel AG & Co. KGaA*	53,702	4,785,645
Porsche Automobil Holding SE	45,473	2,468,846
Sartorius AG*	10,235	3,787,879
Volkswagen AG*	54,857	8,068,460

(Cost $28,571,949)		20,841,742

TOTAL PREFERRED STOCKS (Cost $28,571,949)		20,841,742

RIGHTS — 0.0%
Italy — 0.0%
Davide Campari-Milano SpA*, expires 6/21/20 (d) (Cost $0)	174,893	0

United Kingdom — 0.0%
Whitbread PLC*, expires 6/12/20 (Cost $558,376)	20,337	251,665

TOTAL RIGHTS (Cost $558,376)		251,665

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (e)(f) (Cost $56,545,490)	56,545,490	$56,545,490

CASH EQUIVALENTS — 1.5%
DWS ESG Liquidity Fund “Capital Shares”, 0.47% (e)	36,305,055	36,319,577
DWS Government Money Market Series “Institutional Shares”, 0.12% (e)	21,017,231	21,017,231

TOTAL CASH EQUIVALENTS (Cost $57,322,286)		57,336,808

TOTAL INVESTMENTS — 100.5% (Cost $4,304,637,638)		$3,850,394,346
Other assets and liabilities, net — (0.5%)		(19,875,899)

NET ASSETS — 100.0%		$3,830,518,447

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
4,581,152	202,486	(764,197)		(1,848,046)	2,702,446	—	—	583,010	4,873,841

SECURITIES LENDING COLLATERAL — 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (e)(f)
98,060,983	—	(41,515,493	) (g)	—	—	675,461	—	56,545,490	56,545,490

CASH EQUIVALENTS — 1.5%
DWS ESG Liquidity Fund “Capital Shares”, 0.47% (e)
50,653,027	652,028	(15,003,000)		3,000	14,522	666,333	—	36,305,055	36,319,577
DWS Government Money Market Series “Institutional Shares”, 0.12% (e)
36,831,101	1,788,637,750	(1,804,451,620)		—	—	1,268,186	—	21,017,231	21,017,231

190,126,263	1,789,492,264	(1,861,734,310)		(1,845,046)	2,716,968	2,609,980	—	114,450,786	118,756,139

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $57,986,585, which is 1.5% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,936,218.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
AMSTERDAM Index Futures	EUR	26	$3,005,213	$3,071,652	6/19/2020	$66,439
CAC40 10 EURO Futures	EUR	185	9,186,457	9,623,138	6/19/2020	436,681
DAX Index Futures	EUR	23	5,934,183	7,405,632	6/19/2020	1,471,449
FTSE/MIB Index Futures	EUR	15	1,284,552	1,513,304	6/19/2020	228,752
FTSE 100 Index Futures	GBP	169	11,243,310	12,649,182	6/19/2020	1,405,872
HANG SENG Index Futures	HKD	27	3,916,335	3,965,445	6/29/2020	49,110
IBEX 35 Index Futures	EUR	24	1,775,873	1,881,829	6/19/2020	105,956
MSCI EAFE Futures	USD	82	6,390,580	7,074,960	6/19/2020	684,380
MSCI SING IX ETS	SGD	39	791,352	795,017	6/29/2020	3,665
OMXS30 Index Futures	SEK	163	2,699,836	2,816,265	6/18/2020	116,429
SPI 200 Futures	AUD	57	4,767,710	5,460,594	6/18/2020	692,884
SWISS MKT IX Futures	CHF	85	7,616,678	8,684,706	6/19/2020	1,068,028
TOPIX Index Futures	JPY	178	22,753,607	25,731,559	6/11/2020	2,977,952

Total unrealized appreciation						$9,307,597

As of May 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	6/3/2020	AUD	116,981,842	USD	76,593,861	$—	$(1,380,635)
JP Morgan & Chase Co.	6/3/2020	AUD	171,004,500	USD	111,964,341	—	(2,019,073)
RBC Capital Markets	6/3/2020	AUD	48,037,600	USD	31,452,859	—	(566,706)
RBC Capital Markets	6/3/2020	AUD	18,813,000	USD	12,317,435	—	(222,410)
Citigroup Global Markets	6/3/2020	CHF	115,387,400	USD	119,641,865	—	(338,636)
Citigroup Global Markets	6/3/2020	CHF	33,019,000	USD	34,237,229	—	(96,122)
JP Morgan & Chase Co.	6/3/2020	CHF	1,247,000	USD	1,292,288	—	(4,350)
JP Morgan & Chase Co.	6/3/2020	CHF	107,683,100	USD	111,651,878	—	(317,647)
RBC Capital Markets	6/3/2020	CHF	132,027,700	USD	136,897,131	—	(386,053)
Citigroup Global Markets	6/3/2020	DKK	64,732,000	USD	9,509,231	—	(131,067)
Citigroup Global Markets	6/3/2020	DKK	142,082,100	USD	20,871,866	—	(287,896)
JP Morgan & Chase Co.	6/3/2020	DKK	169,927,100	USD	24,962,500	—	(344,116)
RBC Capital Markets	6/3/2020	DKK	196,836,400	USD	28,914,851	—	(399,268)
Citigroup Global Markets	6/3/2020	EUR	368,556,600	USD	403,879,065	—	(5,262,556)
JP Morgan & Chase Co.	6/3/2020	EUR	369,326,300	USD	404,735,459	—	(5,260,620)
RBC Capital Markets	6/3/2020	EUR	9,865,000	USD	10,760,495	—	(190,827)
RBC Capital Markets	6/3/2020	EUR	197,368,600	USD	216,293,288	—	(2,809,310)
RBC Capital Markets	6/3/2020	EUR	104,066,000	USD	114,042,703	—	(1,482,922)
Citigroup Global Markets	6/3/2020	GBP	45,570,000	USD	57,483,866	1,204,068	—
Citigroup Global Markets	6/3/2020	GBP	2,108,000	USD	2,619,038	15,619	—
Citigroup Global Markets	6/3/2020	GBP	91,996,500	USD	116,049,261	2,431,872	—
JP Morgan & Chase Co.	6/3/2020	GBP	141,880,200	USD	178,969,812	3,745,125	—
RBC Capital Markets	6/3/2020	GBP	175,982,400	USD	222,025,555	4,684,017	—
Citigroup Global Markets	6/3/2020	HKD	112,122,000	USD	14,456,344	—	(7,214)
JP Morgan & Chase Co.	6/3/2020	HKD	238,786,000	USD	30,787,504	—	(15,506)
RBC Capital Markets	6/3/2020	HKD	659,557,400	USD	85,041,086	—	(40,758)
Citigroup Global Markets	6/3/2020	ILS	8,966,300	USD	2,585,289	31,758	—
JP Morgan & Chase Co.	6/3/2020	ILS	11,086,900	USD	3,196,639	39,177	—
RBC Capital Markets	6/3/2020	ILS	21,503,700	USD	6,199,176	75,091	—
Citigroup Global Markets	6/3/2020	JPY	2,922,456,000	USD	27,337,813	237,955	—

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	6/3/2020	JPY	33,038,175,800	USD	309,049,609	$2,687,464	$—
JP Morgan & Chase Co.	6/3/2020	JPY	31,981,548,600	USD	299,171,179	2,607,110	—
JP Morgan & Chase Co.	6/3/2020	JPY	228,215,000	USD	2,136,844	20,612	—
RBC Capital Markets	6/3/2020	JPY	34,921,841,600	USD	326,671,546	2,842,217	—
Citigroup Global Markets	6/3/2020	NOK	27,831,400	USD	2,723,655	—	(139,508)
JP Morgan & Chase Co.	6/3/2020	NOK	18,040,000	USD	1,765,480	—	(90,390)
JP Morgan & Chase Co.	6/3/2020	NOK	6,681,200	USD	653,869	—	(33,462)
RBC Capital Markets	6/3/2020	NOK	158,785,500	USD	15,539,327	—	(795,777)
Citigroup Global Markets	6/3/2020	NZD	7,776,900	USD	4,797,103	—	(30,347)
JP Morgan & Chase Co.	6/3/2020	NZD	2,300,400	USD	1,418,891	—	(9,064)
JP Morgan & Chase Co.	6/3/2020	NZD	3,540,000	USD	2,183,447	—	(13,980)
RBC Capital Markets	6/3/2020	NZD	6,064,800	USD	3,740,932	—	(23,745)
Citigroup Global Markets	6/3/2020	SEK	126,728,000	USD	12,977,978	—	(471,842)
Citigroup Global Markets	6/3/2020	SEK	258,435,900	USD	26,465,530	—	(962,635)
JP Morgan & Chase Co.	6/3/2020	SEK	329,618,200	USD	33,755,099	—	(1,227,743)
RBC Capital Markets	6/3/2020	SEK	311,544,200	USD	31,904,168	—	(1,160,455)
Citigroup Global Markets	6/3/2020	SGD	9,652,000	USD	6,857,062	25,180	—
Citigroup Global Markets	6/3/2020	SGD	5,953,000	USD	4,228,980	15,326	—
JP Morgan & Chase Co.	6/3/2020	SGD	30,293,400	USD	21,521,313	79,030	—
RBC Capital Markets	6/3/2020	SGD	16,739,200	USD	11,891,888	43,543	—
Citigroup Global Markets	6/3/2020	USD	77,652,547	AUD	116,981,842	321,949	—
JP Morgan & Chase Co.	6/3/2020	USD	3,222,677	AUD	4,846,000	7,434	—
JP Morgan & Chase Co.	6/3/2020	USD	108,151,474	AUD	162,927,800	448,399	—
JP Morgan & Chase Co.	6/3/2020	USD	2,072,559	AUD	3,230,700	80,871	—
RBC Capital Markets	6/3/2020	USD	44,376,030	AUD	66,850,600	183,380	—
Citigroup Global Markets	6/3/2020	USD	3,647,911	CHF	3,545,000	38,201	—
Citigroup Global Markets	6/3/2020	USD	5,509,964	CHF	5,317,600	19,308	—
Citigroup Global Markets	6/3/2020	USD	145,256,748	CHF	139,543,800	—	(158,279)
JP Morgan & Chase Co.	6/3/2020	USD	113,386,177	CHF	108,930,100	—	(120,014)
RBC Capital Markets	6/3/2020	USD	137,428,646	CHF	132,027,700	—	(145,462)
Citigroup Global Markets	6/3/2020	USD	28,916,661	DKK	193,758,400	—	(60,937)
Citigroup Global Markets	6/3/2020	USD	1,153,662	DKK	7,833,400	12,938	—
Citigroup Global Markets	6/3/2020	USD	757,965	DKK	5,222,300	19,773	—
JP Morgan & Chase Co.	6/3/2020	USD	25,359,604	DKK	169,927,100	—	(52,988)
RBC Capital Markets	6/3/2020	USD	29,375,498	DKK	196,836,400	—	(61,379)
Citigroup Global Markets	6/3/2020	USD	15,740,736	EUR	14,328,700	165,824	—
Citigroup Global Markets	6/3/2020	USD	394,034,260	EUR	354,227,900	—	(799,200)
JP Morgan & Chase Co.	6/3/2020	USD	400,194,386	EUR	359,773,800	—	(802,718)
JP Morgan & Chase Co.	6/3/2020	USD	10,336,063	EUR	9,552,500	268,347	—
RBC Capital Markets	6/3/2020	USD	346,280,959	EUR	311,299,600	—	(701,412)
Citigroup Global Markets	6/3/2020	USD	172,680,003	GBP	139,674,500	—	(179,397)
JP Morgan & Chase Co.	6/3/2020	USD	175,407,059	GBP	141,880,200	—	(182,372)
RBC Capital Markets	6/3/2020	USD	7,703,518	GBP	6,248,600	13,620	—
RBC Capital Markets	6/3/2020	USD	5,048,516	GBP	4,165,700	96,201	—
RBC Capital Markets	6/3/2020	USD	204,693,498	GBP	165,568,100	—	(213,813)
Citigroup Global Markets	6/3/2020	USD	14,465,460	HKD	112,122,000	—	(1,903)
JP Morgan & Chase Co.	6/3/2020	USD	30,808,366	HKD	238,786,000	—	(5,356)
RBC Capital Markets	6/3/2020	USD	1,186,950	HKD	9,200,000	—	(165)
RBC Capital Markets	6/3/2020	USD	82,125,842	HKD	636,557,400	—	(10,961)
RBC Capital Markets	6/3/2020	USD	1,780,065	HKD	13,800,000	113	—
Citigroup Global Markets	6/3/2020	USD	2,559,358	ILS	8,966,300	—	(5,826)
JP Morgan & Chase Co.	6/3/2020	USD	3,164,711	ILS	11,086,900	—	(7,249)
RBC Capital Markets	6/3/2020	USD	163,171	ILS	572,800	—	(42)
RBC Capital Markets	6/3/2020	USD	5,974,559	ILS	20,930,900	—	(13,603)
Citigroup Global Markets	6/3/2020	USD	13,100,813	JPY	1,407,936,500	—	(45,054)
Citigroup Global Markets	6/3/2020	USD	312,009,867	JPY	33,614,071,000	—	(307,461)
Citigroup Global Markets	6/3/2020	USD	8,754,934	JPY	938,624,300	—	(51,095)
JP Morgan & Chase Co.	6/3/2020	USD	298,972,141	JPY	32,209,763,600	—	(291,841)

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	6/3/2020	USD	324,150,256	JPY	34,921,841,600	$—	$(320,927)
Citigroup Global Markets	6/3/2020	USD	2,863,295	NOK	27,831,400	—	(132)
JP Morgan & Chase Co.	6/3/2020	USD	2,543,294	NOK	24,721,200	—	(94)
RBC Capital Markets	6/3/2020	USD	16,036,039	NOK	155,872,700	—	(590)
RBC Capital Markets	6/3/2020	USD	294,633	NOK	2,912,800	5,022	—
Citigroup Global Markets	6/3/2020	USD	168,220	NZD	271,300	187	—
Citigroup Global Markets	6/3/2020	USD	4,647,843	NZD	7,505,600	11,200	—
JP Morgan & Chase Co.	6/3/2020	USD	3,616,668	NZD	5,840,400	8,715	—
RBC Capital Markets	6/3/2020	USD	3,755,627	NZD	6,064,800	9,050	—
Citigroup Global Markets	6/3/2020	USD	947,453	SEK	9,344,400	44,281	—
Citigroup Global Markets	6/3/2020	USD	38,415,006	SEK	361,802,900	—	(16,357)
Citigroup Global Markets	6/3/2020	USD	1,456,381	SEK	14,016,600	31,220	—
JP Morgan & Chase Co.	6/3/2020	USD	34,997,740	SEK	329,618,200	—	(14,898)
RBC Capital Markets	6/3/2020	USD	33,078,778	SEK	311,544,200	—	(14,155)
Citigroup Global Markets	6/3/2020	USD	11,040,807	SGD	15,605,000	4,728	—
JP Morgan & Chase Co.	6/3/2020	USD	20,424,296	SGD	28,867,700	8,848	—
JP Morgan & Chase Co.	6/3/2020	USD	399,606	SGD	570,300	4,064	—
JP Morgan & Chase Co.	6/3/2020	USD	603,763	SGD	855,400	1,706	—
RBC Capital Markets	6/3/2020	USD	11,843,215	SGD	16,739,200	5,130	—
Citigroup Global Markets	7/3/2020	AUD	116,981,842	USD	77,653,366	—	(323,248)
JP Morgan & Chase Co.	7/3/2020	AUD	162,927,800	USD	108,151,474	—	(451,349)
JP Morgan & Chase Co.	7/3/2020	AUD	34,470,000	USD	22,880,566	—	(96,111)
RBC Capital Markets	7/3/2020	AUD	66,850,600	USD	44,376,164	—	(184,457)
Citigroup Global Markets	7/3/2020	CHF	139,543,800	USD	145,376,600	153,855	—
JP Morgan & Chase Co.	7/3/2020	CHF	4,336,000	USD	4,517,057	4,597	—
JP Morgan & Chase Co.	7/3/2020	CHF	108,930,100	USD	113,478,311	115,136	—
RBC Capital Markets	7/3/2020	CHF	132,027,700	USD	137,541,032	140,266	—
Citigroup Global Markets	7/3/2020	DKK	193,758,400	USD	28,933,415	59,517	—
JP Morgan & Chase Co.	7/3/2020	DKK	54,176,000	USD	8,090,020	16,707	—
JP Morgan & Chase Co.	7/3/2020	DKK	169,927,100	USD	25,374,418	51,863	—
RBC Capital Markets	7/3/2020	DKK	196,836,400	USD	29,392,605	60,023	—
Citigroup Global Markets	7/3/2020	EUR	354,227,900	USD	394,267,342	787,447	—
JP Morgan & Chase Co.	7/3/2020	EUR	359,773,800	USD	400,427,520	787,184	—
RBC Capital Markets	7/3/2020	EUR	59,329,000	USD	66,034,542	131,295	—
RBC Capital Markets	7/3/2020	EUR	311,299,600	USD	346,482,681	687,971	—
Citigroup Global Markets	7/3/2020	GBP	139,674,500	USD	172,700,955	176,186	—
JP Morgan & Chase Co.	7/3/2020	GBP	141,880,200	USD	175,427,773	178,542	—
RBC Capital Markets	7/3/2020	GBP	165,568,100	USD	204,715,022	206,696	—
Citigroup Global Markets	7/3/2020	HKD	112,122,000	USD	14,454,944	1,578	—
JP Morgan & Chase Co.	7/3/2020	HKD	238,786,000	USD	30,779,725	—	(1,579)
RBC Capital Markets	7/3/2020	HKD	636,557,400	USD	82,062,318	5,300	—
Citigroup Global Markets	7/3/2020	ILS	8,966,300	USD	2,560,536	5,719	—
JP Morgan & Chase Co.	7/3/2020	ILS	11,086,900	USD	3,165,930	6,879	—
RBC Capital Markets	7/3/2020	ILS	20,930,900	USD	5,976,842	12,886	—
Citigroup Global Markets	7/3/2020	JPY	6,835,780,000	USD	63,478,170	61,996	—
Citigroup Global Markets	7/3/2020	JPY	33,614,071,000	USD	312,144,594	303,698	—
JP Morgan & Chase Co.	7/3/2020	JPY	32,209,763,600	USD	299,099,849	286,844	—
RBC Capital Markets	7/3/2020	JPY	34,921,841,600	USD	324,281,192	307,985	—
Citigroup Global Markets	7/3/2020	NOK	27,831,400	USD	2,863,990	128	—
JP Morgan & Chase Co.	7/3/2020	NOK	24,721,200	USD	2,543,921	99	—
RBC Capital Markets	7/3/2020	NOK	155,872,700	USD	16,039,360	—	(4)
Citigroup Global Markets	7/3/2020	NZD	7,505,600	USD	4,647,182	—	(11,232)
JP Morgan & Chase Co.	7/3/2020	NZD	5,840,400	USD	3,616,200	—	(8,693)
RBC Capital Markets	7/3/2020	NZD	6,064,800	USD	3,755,118	—	(9,052)
Citigroup Global Markets	7/3/2020	SEK	159,783,000	USD	16,969,522	6,703	—
Citigroup Global Markets	7/3/2020	SEK	361,802,900	USD	38,425,491	15,917	—
JP Morgan & Chase Co.	7/3/2020	SEK	329,618,200	USD	35,006,906	14,111	—
RBC Capital Markets	7/3/2020	SEK	311,544,200	USD	33,087,561	13,530	—

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2020

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	7/3/2020	SGD	15,605,000	USD	11,041,526	$—	$(4,995)
JP Morgan & Chase Co.	7/3/2020	SGD	28,867,700	USD	20,424,987	—	(9,979)
RBC Capital Markets	7/3/2020	SGD	16,739,200	USD	11,843,818	—	(5,584)
RBC Capital Markets	7/3/2020	USD	3,104,831	GBP	2,511,000	—	(3,265)
RBC Capital Markets	7/3/2020	USD	16,781,345	HKD	130,152,000	—	(3,777)
JP Morgan & Chase Co.	7/3/2020	USD	2,568,733	SGD	3,630,000	884	—

Total unrealized appreciation (depreciation)						$27,197,215	$(32,221,645)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$3,715,418,641	$—	$0	$3,715,418,641
Preferred Stocks	20,841,742	—	—	20,841,742
Rights (h)	251,665	—	0	251,665
Short-Term Investments (h)	113,882,298	—	—	113,882,298
Derivatives (i)
Forward Foreign Currency Contracts	—	27,197,215	—	27,197,215
Futures Contracts	9,307,597	—	—	9,307,597

TOTAL	$3,859,701,943	$27,197,215	$0	$3,886,899,158

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(32,221,645)	$—	$(32,221,645)

TOTAL	$—	$(32,221,645)	$—	$(32,221,645)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2020, the amount of transfers from Level 1 to Level 3 was $900,397. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	20

This Page is Intentionally Left Blank

21

DBX ETF Trust

Statement of Assets and Liabilities

May 31, 2020

Xtrackers MSCI EAFE Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$3,731,638,207
Investment in affiliated securities at value	4,873,841
Investment in DWS ESG Liquidity Fund*	36,319,577
Investment in DWS Government Money Market Series*	21,017,231
Investment in DWS Government & Agency Securities Portfolio**	56,545,490
Foreign currency at value	12,123,433
Unrealized appreciation on forward foreign currency contracts	27,197,215
Deposit with broker for futures contracts	8,897,891
Receivables:
Investment securities sold	66,745,571
Dividends	13,479,127
Interest	5,621
Securities lending income	73,651
Foreign tax reclaim	9,432,627

Total assets	$3,988,349,482

Liabilities
Payable upon return of securities loaned	56,545,490
Payable upon return of deposit for forward foreign currency contracts	2,592,430
Unrealized depreciation on forward foreign currency contracts	32,221,645
Payables:
Investment securities purchased	64,600,912
Investment advisory fees	1,108,538
Variation margin on futures contracts	762,020

Total liabilities	157,831,035

Net Assets, at value	$3,830,518,447

Net Assets Consist of
Paid-in capital	$4,390,185,903
Distributable earnings (loss)	(559,667,456)

Net Assets, at value	$3,830,518,447

Number of Common Shares outstanding	128,750,800

Net Asset Value	$29.75

Investment in non-affiliated securities at cost	$4,171,543,029

Investment in affiliated securities at cost	$19,226,833

Value of securities loaned	$57,986,585

Investment in DWS ESG Liquidity Fund at cost*	$36,305,055

Investment in DWS Government Money Market Series at cost*	$21,017,231

Investment in DWS Government & Agency Securities Portfolio at cost**	$56,545,490

Non-cash collateral for securities on loan	$4,936,218

Foreign currency at cost	$12,149,214

* Includes collateral held for forward foreign currency contracts	$2,592,430

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	22

DBX ETF Trust

Statement of Operations

For the Year Ended May 31, 2020

Xtrackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$113,888,396
Income distributions from affiliated funds	1,934,519
Affiliated securities lending income	675,461
Unaffiliated securities lending income, net of borrower rebates	172,167

Total investment income	116,670,543

Expenses
Investment advisory fees	16,592,952
Other expenses	423,805

Total expenses	17,016,757

Less fees waived (see note 3):
Waiver	(80,946)

Net expenses	16,935,811

Net investment income (loss)	99,734,732

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(114,732,245)
Investments in affiliates	3,000
In-kind redemptions	(63,229,478)
In-kind redemptions in affiliates	(1,848,046)
Futures contracts	(16,347,344)
Foreign currency transactions	813,572
Forward foreign currency contracts	141,389,405
Payments by Affilliates (see note 6)	122,770

Net realized gain (loss)	(53,828,366)

Net change in unrealized appreciation (depreciation) on:
Investments	(146,175,349)
Investments in affiliates	2,716,968
Futures contracts	10,392,316
Foreign currency translations	227,651
Forward foreign currency contracts	(10,386,211)

Net change in unrealized appreciation (depreciation)	(143,224,625)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(197,052,991)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(97,318,259)

* Unaffiliated foreign tax withheld	$10,163,603

See Notes to Financial Statements.	23

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI EAFE Hedged Equity ETF
	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$99,734,732	$158,783,318
Net realized gain (loss)	(53,828,366)	406,716,574
Net change in net unrealized appreciation (depreciation)	(143,224,625)	(611,668,057)

Net increase (decrease) in net assets resulting from operations	(97,318,259)	(46,168,165)

Distributions to Shareholders	(157,107,983)	(162,803,052)

Fund Shares Transactions
Proceeds from shares sold	78,850,231	—
Value of shares redeemed	(708,987,904)	(1,216,365,527)

Net increase (decrease) in net assets resulting from fund share transactions	(630,137,673)	(1,216,365,527)

Total net increase (decrease) in Net Assets	(884,563,915)	(1,425,336,744)

Net Assets
Beginning of period	4,715,082,362	6,140,419,106

End of period	$3,830,518,447	$4,715,082,362

Changes in Shares Outstanding
Shares outstanding, beginning of period	152,750,800	192,750,800
Shares sold	2,400,000	—
Shares redeemed	(26,400,000)	(40,000,000)

Shares outstanding, end of period	128,750,800	152,750,800

See Notes to Financial Statements.	24

DBX ETF Trust

Financial Highlights

Xtrackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2020		2019		2018	2017	2016
Net Asset Value, beginning of year	$30.87		$31.86		$30.68	$26.48	$30.75

Income (loss) from investment operations:
Net investment income (loss)(a)	0.66		0.91		0.80	0.74	0.76
Net realized and unrealized gain (loss)	(0.76)		(1.00)		1.33	4.18	(4.03)

Total from investment operations	(0.10)		(0.09)		2.13	4.92	(3.27)

Less distributions from:
Net investment income	(1.02)		(0.90)		(0.95)	(0.72)	(0.88)
Net realized gains	—		—		—	—	(0.12)

Total distributions	(1.02)		(0.90)		(0.95)	(0.72)	(1.00)

Net Asset Value, end of year	$29.75		$30.87		$31.86	$30.68	$26.48

Total Return (%)	(0.56	)(b)	(0.14	)(b)	7.05	19.17	(10.90)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	3,831		4,715		6,140	8,638	11,984
Ratio of expenses before fee waiver (%)	0.36		0.36		0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.36		0.36		0.35	0.35	0.35
Ratio of net investment income (loss) (%)	2.10		2.93		2.57	2.72	2.82
Portfolio turnover rate (%)(c)	9		5		10	14	15

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	25

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2020, the Trust consists of thirty-four investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust. The Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI is the creator of the MSCI EAFE US Dollar Hedged Index. The MSCI EAFE US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

26

DBX ETF Trust

Notes to Financial Statements (Continued)

Security Valuation     The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are

27

DBX ETF Trust

Notes to Financial Statements (Continued)

declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the year ended May 31, 2020, the Fund did not incur any interest or penalties.

As of May 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
$43,631,421	$(120,826,668)	$(482,472,209)	$(559,667,456)

The tax character of dividends and distributions declared for the years ended May 31, 2020 and May 31, 2019 were as follows:

Ordinary Income*
2020	$157,107,983
2019	162,803,052

*	for tax purposes short-term capital gain distributions are considered ordinary income distributions

At May 31, 2020, for Federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term	Long-Term	Total Amount
$949,614	$119,877,054	$120,826,668

For the fiscal year ended May 31, 2020, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gain (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”), redemptions-in-kind and partnership investments.

Distributable earnings (loss)	Paid-In Capital
$78,817,621	$(78,817,621)

As of May 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$4,336,737,752	$(482,694,717)	$534,603,420	$(1,017,298,137)

28

DBX ETF Trust

Notes to Financial Statements (Continued)

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of May 31, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2020, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2020

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$56,545,490	$4,237	$24,555	$4,907,426	$61,481,708

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$61,481,708

29

DBX ETF Trust

Notes to Financial Statements (Continued)

Derivatives

Forward Foreign Currency Contracts    The Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2020, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2020 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the year ended May 31, 2020.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2020, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2020 is included in a table following the Fund’s Schedule of Investments.

30

DBX ETF Trust

Notes to Financial Statements (Continued)

The following table summarizes the value of the Fund’s derivative instruments held as of May 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$9,307,597	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	27,197,215	Unrealized depreciation on forward foreign currency contracts	32,221,645

	Total	$36,504,812	Total	$32,221,645

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the year ended May 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$(16,347,344)	$141,389,405	$125,042,061

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$10,392,316	$(10,386,211)	$6,105

For the year ended May 31, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
$135,493,976	$(4,581,808,136)

As of May 31, 2020, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives

31

DBX ETF Trust

Notes to Financial Statements (Continued)

assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Citigroup Global Markets	$8,891,595	$(8,891,595)	$—	$—	$11,073,574	$(8,891,595)	$—	$2,181,979
JP Morgan & Chase Co.	8,782,284	(8,782,284)	—	—	11,381,192	(8,782,284)	—	2,598,908
RBC Capital Markets	9,523,336	(9,523,336)	—	—	9,766,879	(9,523,336)	—	243,543

	$27,197,215	$(27,197,215)	$—	$—	$32,221,645	$(27,197,215)	—	$5,024,430

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Fund may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV and DWS ESG Liquidity Fund maintains a floating NAV. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. To the extent that the affiliated money market funds pay an investment management fee to DIMA, the Advisor will waive an amount of the unitary management fee payable to the Advisor by the Fund equal to the amount of the unitary management fee payable on the Fund’s assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

The Advisor for the Fund has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period from June 1, 2019 through May 31, 2020, the Advisor waived $80,946 of expenses to the Fund.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

32

DBX ETF Trust

Notes to Financial Statements (Continued)

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$448,254,321	$429,543,824

For the year ended May 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$74,307,482	$662,267,375

5. Fund Share Transactions

As of May 31, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the year ended May 31, 2020, the Advisor agreed to reimburse Xtrackers MSCI EAFE Hedged Equity ETF $122,770 for a loss due to a trade executed incorrectly. The amount of the loss was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

7. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

8. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DBX Advisors LLC or their advisory affiliates (the “DWS Service Providers”).

33

DBX ETF Trust

Notes to Financial Statements (Continued)

DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries (except for Harvest Global Management Limited which is partially owned by DWS Group), is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the DWS Service Providers to provide services for the Fund.

34

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Xtrackers MSCI EAFE Hedged Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), (one of the funds constituting DBX ETF Trust (the “Trust”)), including the schedule of investments, as of May 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting DBX ETF Trust) at May 31, 2020, and the results of its operations for the year then ended, changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 27, 2020

35

DBX ETF Trust

Liquidity Risk Management (Unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on calculations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Japanese securities as illiquid due to an extended Japanese holiday market closure. The temporary reclassification of Japanese securities caused the Fund to exceed the 15% limit on illiquid investments for a two day period. Because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

36

DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	34	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	34	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	34	(Chairman of) Ilex Management Ltd; Old Westbury Funds

37

DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016-present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present) and the Advisor (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Diane Kenneally(6) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Director(3) in DWS; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(6) (1962) Secretary, 2020-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); Assistant Secretary of DBX ETF Trust (2019-2020); Assistant Secretary (July 14, 2006-December 31, 2010) and Secretary (January 31, 2006-July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

38

DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(6) (1962) Assistant Secretary, 2020-present	Managing Director(3) in DWS US Retail Legal; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017).
Paul Antosca(6) (1957) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(6) (1959) Assistant Treasurer, 2019-present	Director(3) in DWS.
Sheila Cadogan(6) (1966) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Michelle Goveia-Pine(5) (1970) Interim Anti-Money Laundering Compliance Officer, since July 9, 2020	Director(3) in DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); and Interim AML Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since July 10, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020).

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	Executive title, not a board directorship.
(4)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(5)	Address: 875 Third Avenue, New York, New York 10022.
(6)	Address: One International Place, Boston, Massachusetts 02110.
(7)	Address: BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place, Brooklyn, NY 11217.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

39

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 26-27, 2020 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for the Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (the “Peer Group”) and (b) the Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 26 and February 27, 2020. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of the Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Fund.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Fund; (5) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer

40

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

The Board considered the information regarding the Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to the Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for the Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising third party service providers to the Fund, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Fund’s compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Fund. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Fund were below or equal to the average and/or median of the ETFs in the Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that the Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain specified exceptions). The Board considered that the Fund’s fee had been priced to scale when it was established. The Board also considered that the Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Fund and the information provided by the Advisor to the Board regarding the Fund’s profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Fund, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

41

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

Economies of Scale.    The Board considered that the Fund had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board determined to revisit this matter after the Fund had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

42

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about the Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its fiscal year ended May 31, 2020.

Qualified Dividend Income*
92%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Gross Foreign Income	Foreign Taxes Paid
$124,257,233	$7,947,747

43

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

44

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-38753-6 (7/20) DBX004443 (7/21)

May 31, 2020

Annual Report

DBX ETF Trust

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (ESCR)

(Formerly known as Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH))

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

(Formerly known as Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH))

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

(Formerly known as Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH))

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholders,

We are pleased to provide this annual report for our six ETFs tracking the fixed income market for the period ended May 31, 2020.

The global economy contracted during the reporting period in the aftermath of trade conflicts, volatile energy prices and COVID-19 related disruptions. The unprecedented emergence of the pandemic this year has dealt a major blow to manufacturing, services, consumer sentiment and social governance. The U.S. economy experienced its steepest rate of contraction since the 2008 financial crisis, with the pandemic taking a heavy toll on the manufacturing and services sectors. The decline in the U.S. economy also led to a spike in unemployment claims, affecting consumer spending, which accounts for two-thirds of economic activity. As the pandemic hit economic activity, from retailers to auto exporters, the European economy also shrank, with Germany, France and Italy entering into a technical recession1. Many emerging markets entered the year in a weakened state, followed by capital outflows and an energy price decline. Furthermore, China’s economy experienced its first contraction on record as the outbreak paralyzed production, exacerbated by commodity price slumps and financial market turbulence overseas.

Policymakers acknowledged the need to avert a deeper slump, deploying an array of programs, as small and medium-size businesses bore most of the brunt of the economic impact. Central banks have moved aggressively, with nearly all developed economies now with policy rates at or near zero. Beyond the conventional interest rate cuts, the central banks have also expanded their balance sheets by trillions of dollars and injected unlimited liquidity into their respective banking sectors. The Federal Reserve Board (FRB) kept its current interest rate target at 0-0.25% and pledged to maintain it until a recovery is firmly in place. To insulate the economy against the fallout from the pandemic, the FRB is also prepared to use its full range of tools to support the flow of credit to households and businesses. In addition, all U.S. government-bond maturities yielded less than 1% for the first time in history, while risk premiums on euro high-yield bonds doubled virtually overnight. The European Central Bank followed suit by maintaining a dovish tilt and unveiled a string of measures to stem an economic meltdown. The measures include increasing the Pandemic Emergency Purchase Programme envelope, lowering the interest rate on emergency loans for banks and offering a new series of non-targeted pandemic emergency longer-term refinancing operations to provide extra liquidity to banks.

Fiscal and monetary policy in several other countries also shifted into crisis mode, with a range of unprecedented responses to mitigate the near-term economic crisis. The People’s Bank of China has rolled out a slew of measures to backstop the economy, including cutting key policy rates and reducing the amount of reserves banks must hold. Other emerging-market central banks have followed suit, taking advantage of the current low inflation levels. As widely expected, the Bank of Japan left its short-term interest rate unchanged and pledged to guide 10-year government bond yields to around 0%. The Bank of England also reduced interest rates sharply, to its lowest levels on record.

As different regions adopted measures to contain or at least slow the spread of the virus, they experienced dire economic consequences. However, with the pandemic starting to recede in many countries, economic data is poised to improve. Moreover, policy support remains in place, with central banks ready to act if needed, while the major economies continue to increase their fiscal response. Given the economic backdrop of an uncertain environment, hedging interest-rate exposure would play a significant role in managing investments in fixed income markets.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 A “technical recession” is when you have 2 negative quarters of GDP, but it is due mainly to slowing growth or an isolated event rather than a major underlying cause. Technical recessions are usually short in duration and mild in severity. The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (ESCR), seeks to track the performance, before fees and expenses, of the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (the ESCR Index). The ESCR index measures the investment grade, fixed-rate, taxable corporate bond market, including USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers, while implementing ESG considerations. The Fund’s performance reflects the result of the current strategy and the strategy in place prior to May 12, 2020, when Xtrackers Investment Grade Bond – Interest Rate Hedged ETF’s name changed to Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF and the fund’s ticker symbol changed to ESCR. At that time, the Underlying Index replaced the Solactive USD Investment Grade Bond — Interest Rate Hedged Index which provides exposure to a basket of liquid USD-denominated Investment Grade corporate bonds while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2020, ESCR returned -1.16%, compared to the ESCR1 Index return of -3.46%.

Most of the sectors contributed positively to performance with the greatest positive contribution coming from Financial Institutions, Consumer Non-Cyclical, Communication Services and Technology. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed positively to performance relative to the ESCR Index.

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB), seeks to track the performance, before fees and expenses, of the J.P. Morgan ESG EMBI Global Diversified Sovereign Index (the ESEB Index). The index is an unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities, while implementing ESG considerations. The Fund’s performance reflects the result of the current strategy and the strategy in place prior to May 12, 2020, when The Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF’s name changed to Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and the fund’s ticker symbol changed to ESEB. At that time, the Underlying Index replaced the Solactive Emerging Markets Bond — Interest Rate Hedged Index which provides exposure to USD-denominated government debt issued by emerging market countries, while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2020, ESEB returned -6.79%, compared to the ESEB1 Index return of -10.62%.

From a geographical perspective, Ecuador and Sri Lanka were the major negative contributors, while Chile contributed positively to performance. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed positively to performance relative to the ESEB Index.

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY), seeks to track the performance, before fees and expenses, of the J.P. Morgan ESG DM Corporate High Yield USD Index (the ESHY Index). The ESHY Index provides exposure to a USD denominated high yield corporate bond index of developed market issuers while implementing ESG considerations. The Fund’s performance reflects the result of the current strategy and the strategy in place prior to May 12, 2020, when The Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF’s name changed to J.P. Morgan ESG USD High Yield Corporate Bond ETF and the fund’s ticker symbol changed to ESHY. At that time, the Underlying Index replaced the Solactive USD High Yield Corporate Bond — Interest Rate Hedged Index, which provides exposure to a basket of liquid USD-denominated high-yield corporate bonds while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2020, ESHY returned -4.58%, compared to the ESHY1 Index return of -7.07%.

Energy, Consumer Cyclical and Transportation were the primary negative contributors to performance, while Consumer Non-Cyclical, Technology and Communications sectors contributed positively to performance. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed positively to performance relative to the ESHY Index.

Xtrackers Municipal Infrastructure Revenue Bond ETF

The Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the RVNU Index). The RVNU Index is designed to track returns of the segment of the U.S. long-term tax-exempt bond market that consists of infrastructure revenue bonds. For the 12-month period ended May 31, 2020, RVNU returned 2.77%, compared to the RVNU Index return of 2.90%.

Majority of the sectors contributed positively to performance during the review period with the greatest positive contributions coming from the Utility and Transportation sector bonds, while Corporate Municipalities, partially offset performance.

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the HDAW Index). The HDAW Index is designed to give investors exposure to equity securities across developed and emerging market countries (excluding the United States), with higher dividend income and quality characteristics than average dividend yields of equities in its parent index (excluding REITs), where such higher dividend income and quality characteristics are both sustainable and persistent. For the 12-month period ended May 31, 2020, HDAW returned -8.19%, compared to the HDAW Index return of -8.11%.

Majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Financials, Energy and Materials. Health Care, Utilities and Info Tech sectors contributed positively to performance. From a geographical perspective, Canada, Hong Kong and South Africa were the major negative contributors, while Switzerland, Taiwan and United Kingdom contributed positively to performance.

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the HDEF Index). The HDEF Index is designed to give investors exposure to equity securities in developed international stock markets, with higher dividend income and quality characteristics than average dividend yields of equities in its parent index (excluding REITs), where such higher dividend income and quality characteristics are both sustainable and persistent. For the 12-month period ended May 31, 2020, HDEF returned -5.58%, compared to the HDEF Index return of -5.57%.

From a geographical perspective, Hong Kong, France and Germany were the major negative contributors, while Switzerland, Spain and Finland contributed positively to performance.

(1) Index performance reflects the prior Underlying Index performance through May 11, 2020 and the current Underlying Index performance from May 12, 2020 through May 31, 2020.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-17 of this report for additional performance information, including performance data based on market value. The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (ESCR)

The Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (the “fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Bloomberg Barclays MSCI US Corpo-rate Sustainability SRI Sector/Credit/Maturity Neutral Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg Barclays US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects. On May 12, 2020 the Xtrackers Investment Grade Bond — Interest Rate Hedged ETF name changed to Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF and the Fund’s ticker symbol changed to ESCR. At that time, the Underlying Index replaced the Solactive Investment Grade Bond — Interest Rate Hedged Index which is designed to track the performance of a basket of U.S. dollar denominated investment grade liquid corporate bonds and is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/ Maturity Neutral Index[2]	Bloomberg Barclays US Aggregate Bond Index	Solactive Investment Grade Bond Index (Long only component)
One Year	-1.16%	-1.44%	-3.46%	9.42%	12.96%
Five Year	1.56%	1.53%	0.48%	3.94%	5.85%
Since Inception[1]	1.29%	1.33%	0.29%	3.80%	5.41%

Cumulative Total Returns

	Net Asset Value	Market Value	Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/ Maturity Neutral Index[2]	Bloomberg Barclays US Aggregate Bond Index	Solactive Investment Grade Bond Index (Long only component)
One Year	-1.16%	-1.44%	-3.46%	9.42%	12.96%
Five Year	8.07%	7.88%	2.43%	21.34%	32.89%
Since Inception[1]	6.96%	7.20%	1.54%	21.60%	31.83%

1 Total returns are calculated based on the commencement of operations, March 3, 2015 (“Inception”).

2 On May 12, 2020, the Fund changed its Underlying Index from Solactive Investment Grade Bond—Interest Rate Hedged Index to the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index. Returns reflect performance for the Solactive Investment Grade Bond—Interest Rate Hedged Index through May 11, 2020.

Prior to May 12, 2020, the Fund was known as Xtrackers Investment Grade Bond—Interest Rate Hedged ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 12, 2020, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (ESCR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, March 3, 2015.

Sector Diversification * as of May 31, 2020

Financial	32.6%
Consumer, Non-cyclical	19.5%
Technology	10.9%
Utilities	7.8%
Communications	7.6%
Industrial	7.4%
Energy	6.8%
Consumer, Cyclical	4.4%
Basic Materials	3.0%

Total	100.0%

Modified duration as of May 31, 2020: 8.4 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of May 31, 2020

Description	% of Market Value
AAA	2.7%
AA	8.2%
A	45.5%
BBB	43.6%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or S&P Global Ratings (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of May 31, 2020

United States	87.6%
Canada	4.4%
Japan	2.5%
United Kingdom	1.8%
Australia	1.0%
Netherlands	0.9%
Ireland	0.7%
Guernsey	0.5%
France	0.4%
Cayman Islands	0.1%
Luxembourg	0.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

The Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (the “fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the J.P. Morgan ESG EMBI Global Diversified Sovereign Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan EMBI Global Diversified Sovereign Index, resulting in a broad emerging markets sovereign debt market exposure with ESG aspects. On May 12, 2020 the Xtrackers Emerging Markets Bond—Interest Rate Hedged ETF name changed to Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and the Fund’s ticker symbol changed to ESEB. At that time, the Underlying Index replaced the Solactive Emerging Markets Bond—Interest Rate Hedged Index which is designed to track the performance of a basket of U.S. dollar denominated emerging markets bonds and is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries, and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets sovereign debt. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	J.P. Morgan ESG EMBI Global Diversified Sovereign Index[2]	J.P. Morgan EMBI Global Diversified Sovereign Index	Solactive Emerging Markets Bond Index (Long only component)
One Year	-6.79%	-6.36%	-10.62%	-0.36%	2.77%
Five Year	1.74%	1.79%	0.28%	4.07%	5.05%
Since Inception[1]	1.83%	1.98%	0.41%	4.07%	5.00%

Cumulative Total Returns

	Net Asset Value	Market Value	J.P. Morgan ESG EMBI Global Diversified Sovereign Index[2]	J.P. Morgan EMBI Global Diversified Sovereign Index	Solactive Emerging Markets Bond Index (Long only component)
One Year	-6.79%	-6.36%	-10.62%	-0.36%	2.77%
Five Year	9.00%	9.30%	1.41%	22.10%	27,92%
Since Inception[1]	9.99%	10.82%	2.20%	23.29%	29.19%

1 Total returns are calculated based on the commencement of operations, March 3, 2015 (“Inception”).

2 On May 12, 2020, the Fund changed its Underlying Index from Solactive Emerging Markets Bond—Interest Rate Hedged Index to the J.P. Morgan ESG EMBI Global Diversified Sovereign Index. Returns reflect performance for the Solactive Emerging Markets Bond—Interest Rate Hedged Index through May 11, 2020.

Prior to May 12, 2020, the Fund was known as Xtrackers Emerging Markets Bond—Interest Rate Hedged ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 12, 2020, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, March 3, 2015.

Quality* as of May 31, 2020

Description	% of Market Value
AA	6.4%
A	11.5%
BBB	40.3%
BB	17.3%
B	21.3%
C	3.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or S&P Global Ratings (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification * as of May 31, 2020

Uruguay	5.5%
Panama	5.4%
Qatar	4.6%
Colombia	4.0%
Philippines	3.9%
Oman	3.6%
Indonesia	3.6%
Saudi Arabia	3.4%
Peru	3.3%
Brazil	3.3%
Russia	3.1%
Turkey	3.0%
United Arab Emirates	3.0%
Egypt	2.9%
Mexico	2.8%
Poland	2.6%
Dominican Republic	2.6%
Romania	2.6%
Hungary	2.6%
South Africa	2.4%
Ukraine	2.1%
Other	29.7%

Total	100.0%

Modified duration as of May 31, 2020: 7.7 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

The Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (the “fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the J.P. Morgan ESG DM Corporate High Yield USD Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan DM High Yield USD Index (a USD denominated high yield corporate bond index of developed market issuers), resulting in a broad high yield fixed income market expo-sure with ESG aspects. On May 12, 2020 the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF name changed to Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and the Fund’s ticker symbol changed to ESHY. At that time, the Underlying Index replaced the Solactive High Yield Corporate Bond—Interest Rate Hedged Index which is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds and is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the high yield bonds. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	J.P. Morgan ESG DM Corporate High Yield USD Index[2]	Baseline JESG DM Corporate HY USD Index	Solactive High Yield Corporate Bond Index (Long only component)
One Year	-4.58%	-3.76%	-7.07%	1.49%	1.07%
Five Year	1.47%	1.53%	0.74%	4.40%	3.88%
Since Inception[1]	1.24%	1.44%	0.62%	4.36%	3.80%

Cumulative Total Returns

	Net Asset Value	Market Value	J.P. Morgan ESG DM Corporate High Yield USD Index[2]	Baseline JESG DM Corporate HY USD Index	Solactive High Yield Corporate Bond Index (Long only component)
One Year	-4.58%	-3.76%	-7.07%	1.49%	1.07%
Five Year	7.59%	7.87%	3.78%	24.04%	20.98%
Since Inception[1]	6.66%	7.81%	3.32%	25.12%	21.62%

1 Total returns are calculated based on the commencement of operations, March 3, 2015 (“Inception”).

2 On May 12, 2020, the Fund changed its Underlying Index from Solactive High Yield Corporate Bond—Interest Rate Hedged Index to the J.P. Morgan ESG DM Corporate High Yield USD Index. Returns reflect performance for the Solactive High Yield Corporate Bond—Interest Rate Hedged Index through May 11, 2020.

Prior to May 12, 2020, the Fund was known as Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 12, 2020, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, March 3, 2015.

Sector Diversification * as of May 31, 2020

Consumer, Non-cyclical	18.0%
Communications	17.2%
Energy	15.6%
Consumer, Cyclical	15.4%
Industrial	11.0%
Financial	10.7%
Basic Materials	5.8%
Technology	4.7%
Utilities	1.4%
Diversified	0.2%

Total	100.0%

Modified duration as of May 31, 2020: 4.7 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of May 31, 2020

Description	% of Market Value
BBB	1.2%
BB	52.6%
B	35.0%
CCC	11.0%
C	0.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or S&P Global Ratings (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of May 31, 2020

United States	85.7%
Canada	6.2%
Netherlands	2.5%
Luxembourg	2.2%
France	1.2%
Australia	0.8%
Cayman Islands	0.6%
United Kingdom	0.3%
Puerto Rico	0.3%
Malta	0.2%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 31.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Xtrackers Municipal Infrastructure Revenue Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the U.S. long-term tax exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	Solactive Municipal Infrastructure Revenue Bond Index	S&P Municipal Bond Revenue Index
One Year	2.77%	2.62%	2.90%	3.14%
Five Year	4.50%	4.47%	4.88%	4.02%
Since Inception[1]	4.41%	4.42%	4.67%	3.90%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive Municipal Infrastructure Revenue Bond Index	S&P Municipal Bond Revenue Index
One Year	2.77%	2.62%	2.90%	3.14%
Five Year	24.60%	24.41%	26.90%	21.61%
Since Inception[1]	35.20%	35.33%	37.66%	30.63%

1 Total returns are calculated based on the commencement of operations, June 4, 2013 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, as supplemented April 15, 2020, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 4, 2013.

Sector Diversification* as of May 31, 2020

Transportation	36.8%
Airport	29.3%
Water	16.9%
Power	7.1%
General	6.1%
Development	2.4%
Utilities	1.4%

Total	100.0%

Modified duration as of May 31, 2020: 6.6 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of May 31, 2020

Description	% of Market Value
AAA	6.4%
AA	49.6%
A	42.7%
BBB	1.3%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or S&P Global Ratings (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 39.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI ACWI ex USA High Dividend Yield Index	MSCI ACWI ex US Index
One Year	-8.19%	-8.07%	-8.11%	-3.43%
Since Inception[1]	-0.22%	-0.17%	-0.04%	1.71%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI ACWI ex USA High Dividend Yield Index	MSCI ACWI ex US Index
One Year	-8.19%	-8.07%	-8.11%	-3.43%
Since Inception[1]	-1.06%	-0.79%	-0.18%	8.51%

1 Total returns are calculated based on the commencement of operations, August 12, 2015 (“Inception”).

Prior to February 13, 2018, the Fund was known as Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, August 12, 2015.

Sector Diversification* as of May 31, 2020

Financials	27.4%
Energy	10.9%
Materials	10.4%
Health Care	8.9%
Communication Services	8.3%
Utilities	7.6%
Industrials	7.2%
Consumer Discretionary	6.3%
Consumer Staples	5.6%
Real Estate	4.6%
Information Technology	2.8%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (26.8% of Net Assets)

Description	% of Net Assets
Sanofi (France)	3.4%
GlaxoSmithKline PLC (United Kingdom)	3.2%
TOTAL SA (France)	2.9%
Royal Bank of Canada (Canada)	2.9%
British American Tobacco PLC (United Kingdom)	2.8%
Siemens AG (Germany)	2.6%
Allianz SE (Germany)	2.4%
China Construction Bank Corp. (China)	2.4%
BHP Group Ltd. (Australia)	2.1%
Bayer AG (Germany)	2.1%

Country Diversification* as of May 31, 2020

United Kingdom	13.3%
Japan	12.2%
Canada	9.0%
China	7.6%
Germany	7.5%
Hong Kong	7.1%
France	6.6%
Australia	4.8%
Spain	4.4%
Russia	3.5%
Taiwan	3.2%
Switzerland	3.0%
Saudi Arabia	2.5%
Other	15.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 45.

15

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EAFE High Dividend Yield Index	MSCI EAFE Index
One Year	-5.58%	-5.29%	-5.57%	-2.81%
Since Inception[1]	0.11%	0.22%	0.30%	1.14%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EAFE High Dividend Yield Index	MSCI EAFE Index
One Year	-5.58%	-5.29%	-5.57%	-2.81%
Since Inception[1]	0.51%	1.05%	1.43%	5.61%

1 Total returns are calculated based on the commencement of operations, August 12, 2015 (“Inception”).

Prior to February 13, 2018, the Fund was known as Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, August 12, 2015.

Sector Diversification* as of May 31, 2020

Financials	20.5%
Utilities	12.1%
Industrials	10.4%
Materials	10.0%
Health Care	9.9%
Consumer Staples	8.5%
Consumer Discretionary	8.4%
Communication Services	8.0%
Energy	5.6%
Real Estate	5.0%
Information Technology	1.6%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (40.4% of Net Assets)

Description	% of Net Assets
British American Tobacco PLC (United Kingdom)	5.0%
TOTAL SA (France)	5.0%
Sanofi (France)	4.9%
GlaxoSmithKline PLC (United Kingdom)	4.9%
Siemens AG (Germany)	4.7%
Allianz SE (Germany)	4.2%
Iberdrola SA (Spain)	3.5%
Rio Tinto PLC (United Kingdom)	3.3%
Zurich Insurance Group AG (Switzerland)	2.7%
National Grid PLC (United Kingdom)	2.2%

Country Diversification* as of May 31, 2020

United Kingdom	23.9%
Japan	21.3%
France	10.8%
Germany	9.8%
Hong Kong	7.5%
Spain	6.9%
Switzerland	5.3%
Australia	4.7%
Singapore	2.2%
Other	7.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 51.

17

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds, except for Xtrackers Municipal Infrastructure Revenue Bond ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Actual	$1,000.00	$945.40	0.23%	$1.12
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.23%	$1.16
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Actual	$1,000.00	$896.30	0.43%	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.85	0.43%	$2.17
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Actual	$1,000.00	$918.60	0.20%	$0.96
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01
Xtrackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$999.00	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.15%	$0.76
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Actual	$1,000.00	$837.90	0.20%	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Actual	$1,000.00	$847.00	0.20%	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

18

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF

May 31, 2020

	Principal Amount	Value
CORPORATE BONDS — 99.0%
Basic Materials — 3.0%
Chemicals — 2.2%
Dow Chemical Co. 7.375%, 11/1/29	$20,000	$27,861
DuPont de Nemours, Inc. 2.169%, 5/1/23	20,000	20,430
4.205%, 11/15/23	15,000	16,286
5.419%, 11/15/48	15,000	19,900
Ecolab, Inc. 2.70%, 11/1/26	25,000	27,401
LYB International Finance III LLC 3.375%, 5/1/30	30,000	31,123
LyondellBasell Industries NV 4.625%, 2/26/55	10,000	10,782
Nutrien Ltd. 3.15%, 10/1/22	20,000	20,605
5.00%, 4/1/49	15,000	18,496
Sherwin-Williams Co. 2.95%, 8/15/29	5,000	5,326
4.50%, 6/1/47	20,000	23,586

(Cost $212,108)		221,796

Forest Products & Paper — 0.2%
International Paper Co. 3.00%, 2/15/27	5,000	5,326
4.80%, 6/15/44	10,000	11,466

(Cost $16,190)		16,792

Iron/Steel — 0.3%
Nucor Corp. 3.95%, 5/1/28	20,000	22,262
Steel Dynamics, Inc. 2.80%, 12/15/24	10,000	10,122

(Cost $31,341)		32,384

Mining — 0.3%
Newmont Corp. 2.25%, 10/1/30	20,000	19,918
4.875%, 3/15/42	5,000	6,080

(Cost $24,648)		25,998

Communications — 7.5%
Internet — 0.7%
Alphabet, Inc. 3.375%, 2/25/24	10,000	11,132
1.998%, 8/15/26	25,000	27,082
eBay, Inc. 2.875%, 8/1/21	15,000	15,330
4.00%, 7/15/42	15,000	15,664

(Cost $66,810)		69,208

Media — 1.9%
Discovery Communications LLC 3.45%, 3/15/25	40,000	41,830
4.875%, 4/1/43	10,000	10,600
5.20%, 9/20/47	10,000	11,138

	Principal Amount	Value
Media (Continued)
TWDC Enterprises 18 Corp.
MTN, 2.95%, 6/15/27 (a)	$15,000	$16,406
Walt Disney Co. 1.75%, 8/30/24	25,000	25,770
3.70%, 3/23/27	40,000	45,466
2.75%, 9/1/49	10,000	9,748
4.70%, 3/23/50	15,000	19,578
3.60%, 1/13/51	5,000	5,571
3.80%, 5/13/60	5,000	5,733

(Cost $184,484)		191,840

Telecommunications — 4.9%
Cisco Systems, Inc. 2.20%, 9/20/23	5,000	5,322
5.50%, 1/15/40	10,000	14,518
Corning, Inc. 5.35%, 11/15/48	15,000	18,871
4.375%, 11/15/57	5,000	5,560
Deutsche Telekom International Finance BV 8.75%, 6/15/30	10,000	15,139
Orange SA 5.50%, 2/6/44	6,000	8,836
Rogers Communications, Inc. 4.10%, 10/1/23	10,000	11,133
4.50%, 3/15/43	10,000	11,822
4.30%, 2/15/48	5,000	6,164
Telefonica Europe BV 8.25%, 9/15/30	30,000	45,166
TELUS Corp. 3.70%, 9/15/27	30,000	32,954
Verizon Communications, Inc. 3.125%, 3/16/22	25,000	26,255
3.376%, 2/15/25	25,000	27,713
4.016%, 12/3/29	35,000	41,208
4.40%, 11/1/34	25,000	30,794
4.272%, 1/15/36	20,000	24,335
4.812%, 3/15/39	20,000	25,715
5.012%, 4/15/49	5,000	6,959
5.012%, 8/21/54	5,000	7,177
4.672%, 3/15/55	40,000	54,977
Vodafone Group PLC 4.375%, 5/30/28	15,000	17,565
4.375%, 2/19/43	20,000	22,707
5.25%, 5/30/48	10,000	13,030
4.25%, 9/17/50	5,000	5,769

(Cost $432,386)		479,689

Consumer, Cyclical — 4.4%
Apparel — 0.3%
NIKE, Inc. 2.375%, 11/1/26	10,000	10,942
3.625%, 5/1/43	15,000	16,147

(Cost $25,412)		27,089

Auto Manufacturers — 1.1%
American Honda Finance Corp.
MTN, 2.15%, 9/10/24	40,000	40,849

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

May 31, 2020

	Principal Amount	Value
Auto Manufacturers (Continued)
Toyota Motor Credit Corp.
MTN, 2.90%, 3/30/23	$25,000	$26,322
GMTN, 3.45%, 9/20/23	10,000	10,806
3.65%, 1/8/29	25,000	28,301

(Cost $104,364)		106,278

Retail — 2.9%
Home Depot, Inc. 3.00%, 4/1/26	20,000	22,368
2.70%, 4/15/30	50,000	54,726
3.90%, 6/15/47	5,000	6,064
4.50%, 12/6/48	5,000	6,638
3.50%, 9/15/56	10,000	11,438
Lowe’s Cos., Inc. 3.65%, 4/5/29	30,000	33,766
4.375%, 9/15/45	14,000	16,501
4.55%, 4/5/49	10,000	12,481
Starbucks Corp. 4.00%, 11/15/28	25,000	28,406
4.50%, 11/15/48	5,000	5,841
3.50%, 11/15/50	5,000	5,129
Target Corp. 2.50%, 4/15/26	30,000	32,800
4.00%, 7/1/42	6,000	7,546
TJX Cos., Inc. 2.25%, 9/15/26	8,000	8,466
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	20,000	21,611
4.80%, 11/18/44	6,000	6,453
4.65%, 6/1/46	10,000	10,417

(Cost $273,232)		290,651

Toys/Games/Hobbies — 0.1%
Hasbro, Inc. 3.90%, 11/19/29
(Cost $6,083)	6,000	6,037

Consumer, Non-cyclical — 19.3%
Agriculture — 0.2%
Archer-Daniels-Midland Co. 4.50%, 3/15/49
(Cost $19,018)	15,000	19,709

Beverages — 2.4%
Coca-Cola Co. 1.75%, 9/6/24	10,000	10,554
2.875%, 10/27/25	5,000	5,572
3.45%, 3/25/30	40,000	46,499
4.20%, 3/25/50	10,000	12,986
Keurig Dr Pepper, Inc. 2.55%, 9/15/26	50,000	52,985
4.597%, 5/25/28	10,000	11,940
PepsiCo, Inc. 2.75%, 3/5/22	30,000	31,346
2.75%, 3/19/30	30,000	33,157
4.45%, 4/14/46	6,000	7,927
4.00%, 5/2/47	10,000	12,271

	Principal Amount	Value
Beverages (Continued)
3.625%, 3/19/50	$10,000	$12,084

(Cost $227,264)		237,321

Biotechnology — 1.8%
Amgen, Inc. 3.625%, 5/22/24	30,000	32,639
3.125%, 5/1/25	10,000	10,935
4.40%, 5/1/45	25,000	31,282
4.663%, 6/15/51	14,000	18,291
Biogen, Inc. 4.05%, 9/15/25	10,000	11,480
5.20%, 9/15/45	15,000	20,047
Gilead Sciences, Inc. 2.95%, 3/1/27	15,000	16,564
4.00%, 9/1/36	15,000	18,432
4.75%, 3/1/46	5,000	6,720
4.15%, 3/1/47	10,000	12,662

(Cost $161,408)		179,052

Commercial Services — 0.5%
IHS Markit Ltd. 4.75%, 8/1/28	10,000	11,519
Moody’s Corp. 5.25%, 7/15/44	10,000	13,271
PayPal Holdings, Inc. 2.85%, 10/1/29	5,000	5,417
3.25%, 6/1/50	10,000	10,769
RELX Capital, Inc. 4.00%, 3/18/29	5,000	5,603
S&P Global, Inc. 4.50%, 5/15/48	5,000	6,471

(Cost $52,726)		53,050

Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.
MTN, 4.00%, 8/15/45	5,000	6,428
Estee Lauder Cos., Inc. 2.00%, 12/1/24	30,000	31,613
Procter & Gamble Co. 2.30%, 2/6/22	15,000	15,595
2.85%, 8/11/27	11,000	12,441
3.60%, 3/25/50	15,000	18,893

(Cost $81,188)		84,970

Food — 1.6%
Campbell Soup Co. 4.15%, 3/15/28	5,000	5,740
Conagra Brands, Inc. 4.30%, 5/1/24	30,000	33,125
5.40%, 11/1/48	5,000	6,665
General Mills, Inc. 3.20%, 2/10/27	10,000	11,192
4.70%, 4/17/48	10,000	13,235
Kroger Co. 4.50%, 1/15/29	30,000	36,083
4.45%, 2/1/47	5,000	6,046

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

May 31, 2020

	Principal Amount	Value
Food (Continued)
McCormick & Co., Inc. 3.40%, 8/15/27	$5,000	$5,481
Sysco Corp. 3.75%, 10/1/25	5,000	5,248
3.25%, 7/15/27	25,000	25,447
6.60%, 4/1/50	10,000	13,011

(Cost $149,866)		161,273

Healthcare-Products — 0.6%
Abbott Laboratories 3.40%, 11/30/23	10,000	10,964
4.75%, 4/15/43	15,000	19,949
4.90%, 11/30/46	6,000	8,477
Medtronic, Inc. 3.50%, 3/15/25	5,000	5,671
4.625%, 3/15/45	6,000	8,103

(Cost $48,524)		53,164

Healthcare-Services — 1.0%
Aetna, Inc. 3.875%, 8/15/47	5,000	5,508
HCA, Inc. 4.75%, 5/1/23	15,000	16,240
4.125%, 6/15/29	5,000	5,439
5.50%, 6/15/47	7,000	8,411
5.25%, 6/15/49	10,000	11,815
Humana, Inc. 3.125%, 8/15/29	30,000	32,352
Laboratory Corp. of America Holdings 3.60%, 2/1/25	10,000	10,997
Quest Diagnostics, Inc. 2.80%, 6/30/31	5,000	5,189

(Cost $90,032)		95,951

Household Products/Wares — 0.3%
Clorox Co. 3.50%, 12/15/24	15,000	16,564
Kimberly-Clark Corp. 2.875%, 2/7/50	15,000	16,104

(Cost $31,664)		32,668

Pharmaceuticals — 10.0%
AbbVie, Inc. 3.80%, 3/15/25, 144A	20,000	22,093
3.60%, 5/14/25	70,000	77,200
4.25%, 11/14/28	50,000	58,318
4.70%, 5/14/45	25,000	29,968
4.25%, 11/21/49, 144A	25,000	28,973
AstraZeneca PLC 4.00%, 1/17/29	5,000	5,928
6.45%, 9/15/37	10,000	15,023
4.375%, 11/16/45	10,000	13,060
Becton Dickinson and Co. 3.125%, 11/8/21	35,000	36,080
4.669%, 6/6/47	10,000	12,473
Bristol-Myers Squibb Co. 2.60%, 5/16/22, 144A	30,000	31,230
3.40%, 7/26/29, 144A	40,000	45,942

	Principal Amount	Value
Pharmaceuticals (Continued)
4.25%, 10/26/49, 144A	$25,000	$33,028
Cardinal Health, Inc. 3.41%, 6/15/27	30,000	33,375
Cigna Corp. 3.75%, 7/15/23	10,000	10,875
4.375%, 10/15/28	45,000	52,929
4.80%, 7/15/46, 144A	15,000	18,799
4.90%, 12/15/48	12,000	15,789
CVS Health Corp. 4.10%, 3/25/25	40,000	44,713
3.875%, 7/20/25	45,000	50,074
4.30%, 3/25/28	5,000	5,723
3.25%, 8/15/29	35,000	37,846
4.78%, 3/25/38	10,000	12,238
5.125%, 7/20/45	25,000	31,828
5.05%, 3/25/48	20,000	25,736
Eli Lilly and Co. 2.35%, 5/15/22	10,000	10,255
3.95%, 3/15/49	5,000	6,340
2.25%, 5/15/50	10,000	9,465
GlaxoSmithKline Capital PLC 3.375%, 6/1/29	15,000	17,302
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	10,000	10,624
Johnson & Johnson 2.05%, 3/1/23	20,000	20,845
2.625%, 1/15/25	10,000	10,932
5.95%, 8/15/37	10,000	15,228
3.70%, 3/1/46	15,000	18,654
3.50%, 1/15/48	5,000	6,095
Merck & Co., Inc. 2.80%, 5/18/23	25,000	26,746
4.15%, 5/18/43	5,000	6,433
3.70%, 2/10/45	10,000	12,206
4.00%, 3/7/49	5,000	6,447
Sanofi 3.625%, 6/19/28	5,000	5,926
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	30,000	31,684
3.20%, 9/23/26	15,000	16,596
Zoetis, Inc. 4.70%, 2/1/43	5,000	6,428
4.45%, 8/20/48	5,000	6,292

(Cost $934,702)		993,739

Energy — 6.7%
Oil & Gas — 4.3%
BP Capital Markets America, Inc. 2.75%, 5/10/23	15,000	15,775
3.017%, 1/16/27	35,000	37,720
4.234%, 11/6/28	5,000	5,786
3.00%, 2/24/50	10,000	9,833
BP Capital Markets PLC 3.279%, 9/19/27	10,000	10,871
Chevron Corp. 2.954%, 5/16/26	15,000	16,633

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

May 31, 2020

	Principal Amount	Value
Oil & Gas (Continued)
2.236%, 5/11/30	$5,000	$5,260
ConocoPhillips Co. 4.30%, 11/15/44	7,000	8,361
5.95%, 3/15/46	15,000	21,542
Devon Energy Corp. 5.85%, 12/15/25	25,000	26,957
Exxon Mobil Corp. 2.019%, 8/16/24	40,000	41,860
2.709%, 3/6/25	15,000	16,242
2.44%, 8/16/29	3,000	3,169
2.61%, 10/15/30	40,000	42,509
3.567%, 3/6/45	5,000	5,542
3.095%, 8/16/49	5,000	5,215
4.327%, 3/19/50	10,000	12,542
Hess Corp. 3.50%, 7/15/24	30,000	29,212
Marathon Oil Corp. 4.40%, 7/15/27	5,000	4,632
Noble Energy, Inc. 5.05%, 11/15/44	5,000	4,326
4.95%, 8/15/47	5,000	4,326
Ovintiv, Inc. 6.50%, 2/1/38	10,000	7,654
Phillips 66 4.30%, 4/1/22	15,000	15,918
5.875%, 5/1/42	10,000	13,750
4.875%, 11/15/44	7,000	8,739
Suncor Energy, Inc. 4.00%, 11/15/47	10,000	10,291
Total Capital International SA 3.70%, 1/15/24	10,000	11,004
3.455%, 2/19/29	10,000	11,161
Valero Energy Corp. 3.40%, 9/15/26	15,000	15,973

(Cost $401,397)		422,803

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/47	8,000	8,069
Halliburton Co. 3.80%, 11/15/25	1,000	1,059
2.92%, 3/1/30	50,000	46,651
National Oilwell Varco, Inc. 3.95%, 12/1/42	2,000	1,546
Schlumberger Investment SA 3.65%, 12/1/23	5,000	5,298

(Cost $56,264)		62,623

Pipelines — 1.8%
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	10,000	10,855
Enbridge, Inc. 4.00%, 10/1/23	10,000	10,788
3.70%, 7/15/27	40,000	42,824
ONEOK, Inc. 2.75%, 9/1/24	20,000	19,826

	Principal Amount	Value
Pipelines (Continued)
4.35%, 3/15/29	$25,000	$25,356
5.20%, 7/15/48	5,000	5,056
TransCanada Pipelines Ltd. 4.10%, 4/15/30	25,000	28,662
7.625%, 1/15/39	13,000	19,724
4.875%, 5/15/48	15,000	18,675

(Cost $167,406)		181,766

Financial — 32.3%
Banks — 21.7%
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	5,000	5,214
MTN, 3.95%, 11/18/25	75,000	86,517
MTN, 3.30%, 8/23/29	10,000	11,057
Bank of Nova Scotia 3.40%, 2/11/24	30,000	32,295
4.50%, 12/16/25	15,000	16,795
Canadian Imperial Bank of Commerce 2.606%, 7/22/23	25,000	25,738
Citigroup, Inc. 4.50%, 1/14/22	50,000	52,853
3.875%, 10/25/23	5,000	5,429
3.875%, 3/26/25	10,000	10,781
3.30%, 4/27/25	10,000	10,911
4.40%, 6/10/25	10,000	11,044
4.45%, 9/29/27	65,000	72,460
4.125%, 7/25/28	20,000	21,970
2.666%, 1/29/31	60,000	60,926
4.75%, 5/18/46	10,000	12,048
4.65%, 7/23/48	40,000	49,763
Cooperatieve Rabobank UA 5.25%, 5/24/41	10,000	13,974
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 9/15/22	35,000	36,970
4.55%, 4/17/26	15,000	17,033
Deutsche Bank AG 3.70%, 5/30/24 (b)	10,000	10,139
Discover Bank 3.45%, 7/27/26	15,000	15,417
Goldman Sachs Group, Inc. 2.876%, 10/31/22	25,000	25,553
3.625%, 1/22/23	55,000	58,810
4.00%, 3/3/24	15,000	16,414
MTN, 3.85%, 7/8/24	10,000	10,890
3.50%, 1/23/25	10,000	10,745
3.50%, 11/16/26	65,000	70,150
3.80%, 3/15/30	30,000	33,345
6.25%, 2/1/41	20,000	28,801
MTN, 4.80%, 7/8/44	5,000	6,207
5.15%, 5/22/45	5,000	6,194
4.75%, 10/21/45	30,000	37,324
HSBC Holdings PLC 6.10%, 1/14/42	20,000	27,976
HSBC USA, Inc. 3.50%, 6/23/24	170,000	184,366

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

May 31, 2020

	Principal Amount	Value
Banks (Continued)
ING Groep NV 3.95%, 3/29/27	$10,000	$11,131
KeyCorp
MTN, 4.10%, 4/30/28	5,000	5,604
M&T Bank Corp. 3.55%, 7/26/23	50,000	54,080
Mitsubishi UFJ Financial Group, Inc. 3.407%, 3/7/24	15,000	15,983
3.287%, 7/25/27	20,000	21,690
4.05%, 9/11/28	75,000	86,580
3.741%, 3/7/29	5,000	5,599
Morgan Stanley 2.75%, 5/19/22	50,000	51,918
Series F, 3.875%, 4/29/24	15,000	16,443
GMTN, 3.70%, 10/23/24	15,000	16,510
MTN, 2.72%, 7/22/25	25,000	26,209
MTN, 3.125%, 7/27/26	5,000	5,444
GMTN, 4.35%, 9/8/26	10,000	11,300
GMTN, 2.699%, 1/22/31	75,000	77,598
4.30%, 1/27/45	5,000	6,093
4.375%, 1/22/47	15,000	18,777
GMTN, 5.597%, 3/24/51	25,000	36,120
PNC Financial Services Group, Inc. 3.90%, 4/29/24	20,000	21,827
2.20%, 11/1/24	55,000	57,724
3.45%, 4/23/29	5,000	5,643
Royal Bank of Canada
GMTN, 2.25%, 11/1/24	30,000	31,534
Santander Holdings USA, Inc. 4.40%, 7/13/27	10,000	10,544
Santander UK PLC 4.00%, 3/13/24	10,000	10,942
State Street Corp. 3.10%, 5/15/23	10,000	10,659
3.152%, 3/30/31, 144A	30,000	33,354
Sumitomo Mitsui Financial Group, Inc. 3.784%, 3/9/26	5,000	5,619
2.632%, 7/14/26	30,000	31,681
3.364%, 7/12/27	75,000	80,717
Toronto-Dominion Bank
MTN, 1.90%, 12/1/22	50,000	51,627
GMTN, 3.50%, 7/19/23	10,000	10,932
Truist Bank 3.00%, 2/2/23	25,000	26,247
3.20%, 4/1/24	5,000	5,396
Truist Financial Corp.
MTN, 3.05%, 6/20/22	75,000	78,279
MTN, 3.70%, 6/5/25	15,000	16,781
Westpac Banking Corp. 2.50%, 6/28/22	75,000	77,871
3.35%, 3/8/27	15,000	16,793

(Cost $2,065,691)		2,147,358

Diversified Financial Services — 3.6%
Ally Financial, Inc. 4.125%, 2/13/22	25,000	25,611
4.625%, 3/30/25	50,000	51,630

	Principal Amount	Value
Diversified Financial Services (Continued)
American Express Co. 3.40%, 2/27/23	$25,000	$26,664
American Express Credit Corp.
MTN, 3.30%, 5/3/27	5,000	5,559
BlackRock, Inc. 3.20%, 3/15/27	30,000	34,164
Brookfield Finance, Inc. 4.70%, 9/20/47	5,000	5,141
CME Group, Inc. 5.30%, 9/15/43	5,000	7,419
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	25,000	25,035
Intercontinental Exchange, Inc. 4.00%, 10/15/23	50,000	55,353
Mastercard, Inc. 2.00%, 3/3/25	20,000	21,164
2.95%, 11/21/26	10,000	11,073
3.80%, 11/21/46	15,000	18,743
Visa, Inc. 2.80%, 12/14/22	10,000	10,568
3.15%, 12/14/25	5,000	5,626
2.75%, 9/15/27	20,000	22,159
4.15%, 12/14/35	15,000	19,402
3.65%, 9/15/47	10,000	12,437

(Cost $341,951)		357,748

Insurance — 2.9%
Aflac, Inc. 3.60%, 4/1/30	5,000	5,775
Allstate Corp. 4.20%, 12/15/46	20,000	24,814
Chubb INA Holdings, Inc. 3.35%, 5/3/26	40,000	44,663
4.35%, 11/3/45	5,000	6,440
Equitable Holdings, Inc. 4.35%, 4/20/28	10,000	10,749
Lincoln National Corp. 3.35%, 3/9/25	40,000	42,609
Manulife Financial Corp. 4.15%, 3/4/26	10,000	11,424
Marsh & McLennan Cos., Inc. 4.375%, 3/15/29	10,000	11,851
Progressive Corp. 2.45%, 1/15/27	25,000	25,934
4.125%, 4/15/47	3,000	3,820
Prudential Financial, Inc.
MTN, 2.10%, 3/10/30	25,000	25,080
MTN, 4.60%, 5/15/44	10,000	11,650
3.905%, 12/7/47	25,000	26,699
Travelers Cos., Inc. 3.75%, 5/15/46	30,000	35,241

(Cost $274,408)		286,749

Real Estate Investment Trusts — 4.1%
Alexandria Real Estate Equities, Inc. 3.375%, 8/15/31	25,000	27,149
American Tower Corp. 3.50%, 1/31/23	25,000	26,654

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

May 31, 2020

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
3.80%, 8/15/29	$7,000	$7,865
2.90%, 1/15/30	20,000	21,097
AvalonBay Communities, Inc.
GMTN, 4.20%, 12/15/23	30,000	32,293
Boston Properties LP 3.85%, 2/1/23	20,000	21,262
3.40%, 6/21/29	10,000	10,534
Crown Castle International Corp. 3.65%, 9/1/27	30,000	33,261
3.80%, 2/15/28	6,000	6,700
Duke Realty LP 3.75%, 12/1/24	20,000	21,371
Equinix, Inc. 2.625%, 11/18/24	25,000	26,445
ERP Operating LP 4.50%, 7/1/44	20,000	25,041
Healthpeak Properties, Inc. 3.00%, 1/15/30	20,000	19,464
Kimco Realty Corp. 3.40%, 11/1/22	20,000	20,666
4.25%, 4/1/45	15,000	13,389
Prologis LP 4.375%, 2/1/29	20,000	23,609
Ventas Realty LP 4.40%, 1/15/29	25,000	25,534
Welltower, Inc. 3.625%, 3/15/24	15,000	15,384
Weyerhaeuser Co. 4.00%, 4/15/30	30,000	32,758

(Cost $401,436)		410,476

Industrial — 7.3%
Building Materials — 0.8%
Carrier Global Corp. 1.923%, 2/15/23, 144A	35,000	35,417
3.577%, 4/5/50, 144A	10,000	8,918
Johnson Controls International PLC 4.50%, 2/15/47	15,000	17,249
Owens Corning 4.30%, 7/15/47	15,000	14,334

(Cost $74,207)		75,918

Electronics — 0.5%
Agilent Technologies, Inc. 3.20%, 10/1/22	10,000	10,438
Fortive Corp. 3.15%, 6/15/26	10,000	10,565
Roper Technologies, Inc. 3.80%, 12/15/26	30,000	33,632

(Cost $52,653)		54,635

Environmental Control — 0.3%
Waste Management, Inc. 3.45%, 6/15/29	18,000	19,985
4.10%, 3/1/45	5,000	6,002

(Cost $24,795)		25,987

	Principal Amount	Value
Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc. 2.90%, 11/1/22
(Cost $25,989)	$25,000	$26,144

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc. 2.60%, 6/26/22	30,000	31,070
3.803%, 8/15/42	5,000	5,948
3.25%, 9/19/49	15,000	16,693

(Cost $51,229)		53,711

Machinery-Diversified — 0.7%
Deere & Co. 2.60%, 6/8/22	20,000	20,752
3.10%, 4/15/30	10,000	11,350
3.90%, 6/9/42	10,000	12,296
John Deere Capital Corp.
MTN, 3.45%, 3/13/25	10,000	11,203
Otis Worldwide Corp., 144A 3.362%, 2/15/50	15,000	15,202

(Cost $68,103)		70,803

Miscellaneous Manufacturing — 1.3%
3M Co.
MTN, 2.25%, 3/15/23	20,000	21,029
MTN, 3.25%, 2/14/24	15,000	16,320
MTN, 4.00%, 9/14/48	15,000	18,704
Eaton Corp. 4.15%, 11/2/42	15,000	17,791
Illinois Tool Works, Inc. 3.50%, 3/1/24	10,000	10,968
Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/23	20,000	21,542
4.30%, 2/21/48	10,000	11,118
Parker-Hannifin Corp. 3.25%, 6/14/29	10,000	10,792

(Cost $124,679)		128,264

Transportation — 2.9%
Canadian Pacific Railway Co. 2.90%, 2/1/25	10,000	10,736
CSX Corp. 4.25%, 3/15/29	12,000	14,227
2.40%, 2/15/30	30,000	31,179
3.80%, 11/1/46	25,000	28,035
Norfolk Southern Corp. 4.05%, 8/15/52	35,000	40,725
Union Pacific Corp. 2.95%, 3/1/22	25,000	26,059
3.70%, 3/1/29	10,000	11,441
2.40%, 2/5/30	35,000	36,666
3.799%, 10/1/51	5,000	5,847
3.839%, 3/20/60	25,000	29,041
United Parcel Service, Inc. 4.45%, 4/1/30	35,000	43,322
3.75%, 11/15/47	10,000	11,476

(Cost $273,072)		288,754

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

May 31, 2020

	Principal Amount	Value
Technology — 10.8%
Computers — 3.9%
Apple, Inc. 2.40%, 5/3/23	$45,000	$47,669
3.00%, 2/9/24	35,000	37,993
3.20%, 5/13/25	17,000	19,119
3.20%, 5/11/27	25,000	28,253
4.45%, 5/6/44	15,000	19,784
3.85%, 8/4/46	20,000	24,769
3.75%, 11/13/47	15,000	18,220
2.95%, 9/11/49	10,000	10,915
Dell International LLC / EMC Corp. 5.45%, 6/15/23, 144A	30,000	32,243
6.02%, 6/15/26, 144A	25,000	28,383
5.30%, 10/1/29, 144A	35,000	38,084
Hewlett Packard Enterprise Co. 4.40%, 10/15/22	25,000	26,779
4.90%, 10/15/25	10,000	11,232
6.35%, 10/15/45	15,000	17,854
International Business Machines Corp. 4.00%, 6/20/42	15,000	17,565
Seagate HDD Cayman 4.875%, 6/1/27	10,000	10,676

(Cost $363,959)		389,538

Semiconductors — 2.1%
Analog Devices, Inc. 3.90%, 12/15/25	5,000	5,592
Applied Materials, Inc. 4.35%, 4/1/47	3,000	3,902
Intel Corp. 2.35%, 5/11/22	25,000	26,016
3.70%, 7/29/25	20,000	22,777
3.15%, 5/11/27	25,000	28,027
4.10%, 5/11/47	15,000	18,846
4.95%, 3/25/60	15,000	21,885
Lam Research Corp. 4.875%, 3/15/49	2,000	2,725
2.875%, 6/15/50	5,000	5,100
Micron Technology, Inc. 4.64%, 2/6/24	25,000	27,486
NVIDIA Corp. 2.85%, 4/1/30	20,000	21,966
3.70%, 4/1/60	10,000	11,906
Texas Instruments, Inc. 4.15%, 5/15/48	5,000	6,597

(Cost $191,528)		202,825

Software — 4.8%
Fiserv, Inc. 4.20%, 10/1/28	40,000	46,444
3.50%, 7/1/29	10,000	11,063
Microsoft Corp. 2.65%, 11/3/22	40,000	42,169
2.40%, 8/8/26	20,000	22,003
3.30%, 2/6/27	20,000	23,004
3.50%, 2/12/35	10,000	12,178

	Principal Amount	Value
Software (Continued)
3.75%, 2/12/45	$10,000	$12,537
4.45%, 11/3/45	30,000	41,322
3.70%, 8/8/46	10,000	12,503
4.25%, 2/6/47	15,000	20,405
3.95%, 8/8/56	5,000	6,569
Oracle Corp. 1.90%, 9/15/21	30,000	30,532
3.40%, 7/8/24	10,000	10,991
2.50%, 4/1/25	40,000	42,615
2.95%, 5/15/25	10,000	10,893
2.95%, 4/1/30	30,000	33,034
4.30%, 7/8/34	25,000	30,752
4.00%, 7/15/46	10,000	11,633
4.00%, 11/15/47	10,000	11,781
3.85%, 4/1/60	25,000	28,782
salesforce.com, Inc. 3.70%, 4/11/28	5,000	5,778
VMware, Inc. 4.70%, 5/15/30	10,000	10,967

(Cost $441,514)		477,955

Utilities — 7.7%
Electric — 6.6%
CMS Energy Corp. 3.00%, 5/15/26	30,000	32,061
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/30	50,000	55,663
Series 20B, 3.95%, 4/1/50	45,000	53,030
4.625%, 12/1/54	5,000	6,309
Consumers Energy Co. 3.50%, 8/1/51	30,000	35,665
Emera US Finance LP 3.55%, 6/15/26	10,000	10,893
Eversource Energy
Series N, 3.80%, 12/1/23	50,000	54,721
3.45%, 1/15/50	25,000	26,100
FirstEnergy Corp.
Series C, 4.85%, 7/15/47	7,000	8,859
Series C, 3.40%, 3/1/50	25,000	26,343
Interstate Power and Light Co. 3.25%, 12/1/24	30,000	32,538
Northern States Power Co. 3.60%, 9/15/47	45,000	52,449
Public Service Co. of Colorado 3.70%, 6/15/28	60,000	68,735
Public Service Electric and Gas Co.
MTN, 2.25%, 9/15/26	50,000	52,916
MTN, 3.80%, 3/1/46	25,000	29,540
Public Service Enterprise Group, Inc. 2.65%, 11/15/22	25,000	26,023
San Diego Gas & Electric Co.
Series RRR, 3.75%, 6/1/47	20,000	22,247
Sempra Energy 3.25%, 6/15/27	10,000	10,696
4.00%, 2/1/48	5,000	5,626

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

May 31, 2020

	Principal Amount	Value
Electric (Continued)
WEC Energy Group, Inc. 3.55%, 6/15/25	$30,000	$32,829
Wisconsin Power and Light Co. 3.00%, 7/1/29	15,000	16,324

(Cost $639,448)		659,567

Gas — 1.1%
Atmos Energy Corp. 3.375%, 9/15/49	30,000	33,534
NiSource, Inc. 3.49%, 5/15/27	15,000	16,762
4.375%, 5/15/47	15,000	17,927
Southern California Gas Co.
Series VV, 4.30%, 1/15/49	30,000	37,482

(Cost $98,531)		105,705

TOTAL CORPORATE BONDS
(Cost $9,311,710)		9,807,988

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (c)(d) (Cost $10,080)	10,080	$10,080

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.12% (c) (Cost $83,235)	83,235	83,235

TOTAL INVESTMENTS — 99.9% (Cost $9,405,025)		$9,901,303
Other assets and liabilities, net — 0.1%		7,438

NET ASSETS — 100.0%		$9,908,741

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
CORPORATE BONDS — 0.1%
Financial — 0.1%
Deutsche Bank AG, 3.70%, 5/30/24 (b)
19,488	—	(10,332)		537	446	621	—	10,000	10,139
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (c)(d)
34,230	—	(24,150	) (e)	—	—	378	—	10,080	10,080
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.12%(c)
—	7,548,318	(7,465,083)		—	—	1,089	—	83,235	83,235

53,718	7,548,318	(7,499,565)		537	446	2,088	—	103,315	103,454

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $9,844, which is 0.1% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

May 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$9,807,988	$—	$9,807,988
Short-Term Investments (f)	93,315	—	—	93,315

TOTAL	$93,315	$9,807,988	$—	$9,901,303

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

May 31, 2020

	Principal Amount	Value
SOVEREIGN BONDS — 98.2%
Argentina — 1.9%
Argentine Republic Government International Bond 7.50%, 4/22/26* (a)
(Cost $217,000)	$700,000	$271,040

Bahrain — 1.5%
Bahrain Government International Bond 7.375%, 5/14/30, 144A
(Cost $204,465)	200,000	213,040

Brazil — 3.2%
Brazilian Government International Bond 4.625%, 1/13/28	200,000	210,537
8.25%, 1/20/34	50,000	63,735
7.125%, 1/20/37	55,000	64,655
5.625%, 1/7/41	125,000	127,969

(Cost $451,835)		466,896

Chile — 1.5%
Chile Government International Bond 3.24%, 2/6/28
(Cost $197,243)	200,000	218,471

Colombia — 3.9%
Colombia Government International Bond 3.875%, 4/25/27	200,000	212,414
6.125%, 1/18/41	100,000	125,500
5.00%, 6/15/45	200,000	227,661

(Cost $526,813)		565,575

Costa Rica — 1.1%
Costa Rica Government International Bond 7.158%, 3/12/45, REGS
(Cost $156,024)	200,000	158,502

Croatia — 1.5%
Croatia Government International Bond 5.50%, 4/4/23, 144A
(Cost $212,951)	200,000	219,607

Dominican Republic — 2.6%
Dominican Republic International Bond 7.45%, 4/30/44, REGS
(Cost $376,405)	375,000	370,687

Ecuador — 1.2%
Ecuador Government International Bond 8.875%, 10/23/27, 144A* (a)	275,000	102,094
7.775%, 1/23/28, REGS* (a)	200,000	72,000

(Cost $348,487)		174,094

Egypt — 2.8%
Egypt Government International Bond 7.600%, 3/1/29, 144A	200,000	203,279
7.600%, 3/1/29, REGS	200,000	203,280

(Cost $403,078)		406,559

El Salvador — 0.9%
El Salvador Government International Bond 7.65%, 6/15/35, 144A	30,000	24,504

	Principal Amount	Value
El Salvador (Continued)
7.65%, 6/15/35, REGS	$135,000	$110,269

(Cost $144,261)		134,773

Ghana — 1.5%
Ghana Government International Bond 8.125%, 3/26/32, REGS
(Cost $208,842)	250,000	221,050

Guatemala — 1.5%
Guatemala Government Bond 4.90%, 6/1/30, REGS
(Cost $209,957)	200,000	211,212

Hungary — 2.5%
Hungary Government International Bond 5.375%, 2/21/23	100,000	109,200
5.375%, 3/25/24	76,000	86,061
7.625%, 3/29/41	100,000	169,204

(Cost $346,756)		364,465

Indonesia — 3.5%
Indonesia Government International Bond 3.85%, 10/15/30	250,000	276,941
8.50%, 10/12/35, 144A	150,000	231,133

(Cost $507,797)		508,074

Jamaica — 1.5%
Jamaica Government International Bond 7.875%, 7/28/45
(Cost $215,788)	200,000	223,002

Kazakhstan — 1.6%
Kazakhstan Government International Bond 5.125%, 7/21/25, 144A
(Cost $212,931)	200,000	232,750

Kenya — 1.3%
Kenya Government International Bond 6.875%, 6/24/24, REGS
(Cost $192,086)	200,000	193,158

Kuwait — 1.5%
Kuwait International Government Bond 3.50%, 3/20/27, REGS
(Cost $220,057)	200,000	221,102

Lebanon — 0.0%
Lebanon Government International Bond 6.85%, 5/25/29* (a)
(Cost $22,895)	25,000	4,250

Malaysia — 1.9%
Malaysia Sovereign Sukuk Bhd 3.043%, 4/22/25, 144A
(Cost $266,439)	250,000	267,550

Mexico — 2.7%
Mexico Government International Bond 4.50%, 4/22/29	200,000	216,577
Series A, MTN, 6.75%, 9/27/34	10,000	12,861
6.05%, 1/11/40	26,000	31,641
MTN, 4.75%, 3/8/44	90,000	94,347

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

May 31, 2020

	Principal Amount	Value
Mexico (Continued)
5.55%, 1/21/45	$25,000	$29,156
GMTN, 5.75%, 10/12/2110	10,000	10,868

(Cost $379,959)		395,450

Mongolia — 1.3%
Mongolia Government International Bond 5.125%, 12/5/22, REGS
(Cost $178,884)	200,000	191,006

Oman — 3.6%
Oman Government International Bond 3.625%, 6/15/21, REGS	200,000	195,360
5.625%, 1/17/28, REGS	200,000	167,515
6.75%, 1/17/48, REGS	200,000	151,701

(Cost $512,883)		514,576

Pakistan — 1.3%
Pakistan Government International Bond 6.875%, 12/5/27, REGS
(Cost $180,098)	200,000	187,408

Panama — 5.3%
Panama Bonos del Tesoro
Series A, 5.625%, 7/25/22	70,000	74,446
Panama Government International Bond 4.00%, 9/22/24	200,000	215,802
6.70%, 1/26/36	125,000	174,444
4.50%, 4/1/56	250,000	296,628

(Cost $731,183)		761,320

Paraguay — 1.5%
Paraguay Government International Bond 5.00%, 4/15/26, REGS
(Cost $215,874)	200,000	217,314

Peru — 3.2%
Peruvian Government International Bond 4.125%, 8/25/27	220,000	250,760
6.55%, 3/14/37	40,000	60,622
5.625%, 11/18/50	100,000	155,880

(Cost $448,183)		467,262

Philippines — 3.9%
Philippine Government International Bond 9.50%, 2/2/30	200,000	325,499
3.70%, 2/2/42	200,000	230,327

(Cost $544,551)		555,826

Poland — 2.6%
Republic of Poland Government International Bond 3.00%, 3/17/23	250,000	263,475
3.25%, 4/6/26	100,000	110,921

(Cost $366,073)		374,396

Qatar — 4.6%
Qatar Government International Bond 9.75%, 6/15/30, 144A	220,000	360,989
6.40%, 1/20/40, 144A	100,000	148,098
6.40%, 1/20/40, REGS	100,000	148,099

(Cost $621,622)		657,186

	Principal Amount	Value
Romania — 2.6%
Romanian Government International Bond 6.75%, 2/7/22, REGS	$200,000	$214,070
4.375%, 8/22/23, 144A	10,000	10,506
6.125%, 1/22/44, 144A	70,000	88,144
5.125%, 6/15/48, 144A	50,000	56,847

(Cost $362,387)		369,567

Russia — 3.1%
Russian Foreign Bond — Eurobond 12.75%, 6/24/28, 144A	120,000	209,476
4.375%, 3/21/29, 144A	200,000	231,467

(Cost $411,906)		440,943

Saudi Arabia — 3.4%
Saudi Government International Bond 3.25%, 10/26/26, REGS	250,000	264,602
4.50%, 10/26/46, REGS	200,000	223,883

(Cost $473,067)		488,485

Senegal — 1.4%
Senegal Government International Bond 6.25%, 7/30/24, REGS
(Cost $201,028)	200,000	200,363

Slovak Republic — 1.5%
Slovakia Government International Bond 4.375%, 5/21/22, REGS
(Cost $211,755)	200,000	212,148

South Africa — 2.4%
Republic of South Africa Government International Bond 4.30%, 10/12/28	200,000	180,200
5.65%, 9/27/47	200,000	163,500

(Cost $370,392)		343,700

Sri Lanka — 1.6%
Sri Lanka Government International Bond 7.85%, 3/14/29, 144A	200,000	111,995
7.55%, 3/28/30, REGS	200,000	111,995

(Cost $310,178)		223,990

Turkey — 2.9%
Turkey Government International Bond 7.375%, 2/5/25	55,000	57,002
4.875%, 10/9/26	200,000	181,600
11.875%, 1/15/30	140,000	185,135

(Cost $444,470)		423,737

Ukraine — 2.1%
Ukraine Government International Bond 7.75%, 9/1/25, 144A	100,000	100,981
7.75%, 9/1/26, 144A	100,000	100,106
7.75%, 9/1/27, REGS	100,000	99,205

(Cost $305,023)		300,292

United Arab Emirates — 2.9%
Abu Dhabi Government International Bond 3.125%, 10/11/27, REGS	200,000	215,625

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

May 31, 2020

	Principal Amount	Value
United Arab Emirates (Continued)
2.50%, 9/30/29, REGS	$200,000	$206,246

(Cost $419,182)		421,871

Uruguay — 5.4%
Uruguay Government International Bond 4.375%, 10/27/27	75,000	84,174
4.375%, 1/23/31	100,000	114,282
7.625%, 3/21/36	30,000	44,342
5.10%, 6/18/50	390,000	479,429
4.975%, 4/20/55	50,000	61,028

(Cost $735,984)		783,255

TOTAL SOVEREIGN BONDS (Cost $14,066,792)		14,175,952

	Number of Shares	Value
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.12% (b)
(Cost $127,325)	127,325	$127,325

TOTAL INVESTMENTS — 99.1% (Cost $14,194,117)		$14,303,277
Other assets and liabilities, net — 0.9%		134,284

NET ASSETS — 100.0%		$14,437,561

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (b)(c)
—	0	(d)	—	—	—	86	—	—	—

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.12% (b)
—	13,577,596		(13,450,271)	—	—	2,066	—	127,325	127,325

—	13,577,596		(13,450,271)	—	—	2,152	—	127,325	127,325

*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (e)	$—	$14,175,952	$—	$14,175,952
Short-Term Investments	127,325	—	—	127,325

TOTAL	$127,325	$14,175,952	$—	$14,303,277

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

May 31, 2020

	Principal Amount	Value
CORPORATE BONDS — 98.2%
Basic Materials — 5.7%
Chemicals — 2.8%
CF Industries, Inc.
5.375%, 3/15/44	$50,000	$53,538
Ingevity Corp., 144A
4.50%, 2/1/26	50,000	48,553
Kraton Polymers LLC / Kraton Polymers Capital Corp., 144A
7.00%, 4/15/25	50,000	50,176
NOVA Chemicals Corp., 144A
4.875%, 6/1/24	75,000	69,195
OCI NV, 144A
6.625%, 4/15/23	200,000	205,000
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A
5.375%, 9/1/25	50,000	47,906
Valvoline, Inc., 144A
4.25%, 2/15/30	50,000	49,992

(Cost $509,585)		524,360

Forest Products & Paper — 0.3%
Mercer International, Inc.
7.375%, 1/15/25
(Cost $48,328)	50,000	49,182

Iron/Steel — 0.2%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27
(Cost $32,387)	50,000	34,866

Mining — 2.4%
Compass Minerals International, Inc., 144A
6.75%, 12/1/27	100,000	105,378
FMG Resources August 2006 Pty Ltd., 144A
5.125%, 5/15/24	100,000	103,510
Freeport-McMoRan, Inc.
5.40%, 11/14/34	100,000	99,291
Hudbay Minerals, Inc., 144A
7.25%, 1/15/23	50,000	47,468
New Gold, Inc., 144A
6.25%, 11/15/22	50,000	50,320
Novelis Corp., 144A
5.875%, 9/30/26	50,000	51,355

(Cost $441,351)		457,322

Communications — 16.9%
Advertising — 0.6%
Lamar Media Corp.
5.75%, 2/1/26	50,000	52,178
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A
5.00%, 8/15/27	50,000	48,789

(Cost $99,932)		100,967

Internet — 0.6%
NortonLifeLock, Inc., 144A
5.00%, 4/15/25
(Cost $101,845)	100,000	102,500

	Principal Amount	Value
Media — 7.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.875%, 4/1/24, 144A	$100,000	$103,385
4.75%, 3/1/30, 144A	100,000	104,731
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	100,000	92,047
CSC Holdings LLC, 144A
5.75%, 1/15/30	200,000	210,313
DISH DBS Corp.
5.00%, 3/15/23	150,000	149,861
Houghton Mifflin Harcourt Publishers, Inc., 144A
9.00%, 2/15/25	50,000	44,734
iHeartCommunications, Inc., 144A
4.75%, 1/15/28	50,000	48,090
Nexstar Broadcasting, Inc., 144A
5.625%, 7/15/27	50,000	51,366
Quebecor Media, Inc.
5.75%, 1/15/23	100,000	105,585
Sinclair Television Group, Inc., 144A
5.625%, 8/1/24	50,000	49,630
Sirius XM Radio, Inc., 144A
4.625%, 7/15/24	100,000	102,651
TEGNA, Inc., 144A
4.625%, 3/15/28	100,000	95,235
Univision Communications, Inc., 144A
5.125%, 2/15/25	50,000	47,957
UPC Holding BV, 144A
5.50%, 1/15/28	200,000	193,537

(Cost $1,367,793)		1,399,122

Telecommunications — 8.2%
Altice France SA, 144A
7.375%, 5/1/26	200,000	210,963
CenturyLink, Inc.
Series W, 6.75%, 12/1/23	150,000	163,235
CommScope, Inc.
6.00%, 3/1/26, 144A	50,000	52,695
8.25%, 3/1/27, 144A	100,000	104,481
Connect Finco SARL / Connect US Finco LLC, 144A
6.75%, 10/1/26	50,000	48,578
Level 3 Financing, Inc.
5.375%, 5/1/25	150,000	154,487
Sprint Capital Corp.
8.75%, 3/15/32	100,000	144,451
Sprint Communications, Inc.
6.00%, 11/15/22	100,000	106,473
Sprint Corp.
7.625%, 2/15/25	100,000	117,043
Telecom Italia Capital SA
7.721%, 6/4/38	50,000	60,853
T-Mobile USA, Inc.
6.375%, 3/1/25	200,000	206,783
ViaSat, Inc., 144A
5.625%, 9/15/25	50,000	48,870

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

May 31, 2020

	Principal Amount	Value
Telecommunications (Continued)
Vodafone Group PLC
7.00%, 4/4/79	$50,000	$58,021
Zayo Group Holdings, Inc., 144A
6.125%, 3/1/28	50,000	49,492

(Cost $1,499,317)		1,526,425

Consumer, Cyclical — 15.1%
Apparel — 0.5%
Hanesbrands, Inc., 144A
4.625%, 5/15/24
(Cost $100,146)	100,000	102,011

Auto Manufacturers — 2.1%
Ford Motor Co.
7.45%, 7/16/31	150,000	149,437
Ford Motor Credit Co. LLC
2.979%, 8/3/22	200,000	192,000
Tesla, Inc., 144A
5.30%, 8/15/25	50,000	50,156

(Cost $368,504)		391,593

Auto Parts & Equipment — 2.2%
American Axle & Manufacturing, Inc.
6.25%, 4/1/25	100,000	94,510
Cooper-Standard Automotive, Inc., 144A
5.625%, 11/15/26	50,000	32,178
Dana Financing Luxembourg SARL, 144A
5.75%, 4/15/25	50,000	49,682
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	50,000	46,362
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144A
8.50%, 5/15/27	50,000	49,116
ZF North America Capital, Inc., 144A
4.75%, 4/29/25	150,000	146,813

(Cost $398,242)		418,661

Distribution/Wholesale — 1.3%
American Builders & Contractors Supply Co., Inc., 144A
4.00%, 1/15/28	50,000	50,366
Anixter, Inc.
5.125%, 10/1/21	50,000	51,306
HD Supply, Inc., 144A
5.375%, 10/15/26	50,000	51,645
Performance Food Group, Inc., 144A
5.50%, 10/15/27	50,000	49,164
Wolverine Escrow LLC, 144A
9.00%, 11/15/26	50,000	33,350

(Cost $232,678)		235,831

Entertainment — 1.7%
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	50,000	44,656
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375%, 4/15/27	50,000	47,652

	Principal Amount	Value
Entertainment (Continued)
Cinemark USA, Inc.
4.875%, 6/1/23	$50,000	$43,656
Scientific Games International, Inc., 144A
8.25%, 3/15/26	100,000	92,016
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A
4.875%, 11/1/27	50,000	42,156
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A
7.00%, 7/15/26	50,000	53,116

(Cost $301,503)		323,252

Home Builders — 1.9%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A
6.25%, 9/15/27	50,000	47,741
KB Home
7.625%, 5/15/23	50,000	54,755
Lennar Corp.
4.50%, 4/30/24	100,000	104,760
Taylor Morrison Communities, Inc., 144A
5.75%, 1/15/28	100,000	98,856
Toll Brothers Finance Corp.
4.875%, 3/15/27	50,000	52,803

(Cost $344,711)		358,915

Leisure Time — 0.2%
NCL Corp. Ltd., 144A
3.625%, 12/15/24
(Cost $29,508)	50,000	30,156

Lodging — 1.6%
Hilton Domestic Operating Co., Inc., 144A
5.75%, 5/1/28	150,000	155,625
Station Casinos LLC, 144A
4.50%, 2/15/28	100,000	88,437
Wyndham Destinations, Inc.
5.75%, 4/1/27	50,000	45,385

(Cost $276,704)		289,447

Retail — 3.6%
1011778 BC ULC / New Red Finance, Inc., 144A
5.00%, 10/15/25	50,000	50,665
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	50,000	47,365
Bed Bath & Beyond, Inc.
5.165%, 8/1/44	50,000	25,688
Gap, Inc., 144A
8.875%, 5/15/27	50,000	52,625
Golden Nugget, Inc., 144A
6.75%, 10/15/24	50,000	40,531
L Brands, Inc.
6.875%, 11/1/35	50,000	41,611
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24	100,000	69,500
Penske Automotive Group, Inc.
5.75%, 10/1/22	50,000	50,281

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

May 31, 2020

	Principal Amount	Value
Retail (Continued)
PetSmart, Inc., 144A
7.125%, 3/15/23	$100,000	$97,312
QVC, Inc.
4.45%, 2/15/25	50,000	47,875
Staples, Inc., 144A
7.50%, 4/15/26	100,000	87,589
Yum! Brands, Inc., 144A
4.75%, 1/15/30	50,000	52,053

(Cost $641,773)		663,095

Consumer, Non-cyclical — 17.7%
Agriculture — 0.5%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 144A
8.50%, 12/15/22	50,000	49,926
Darling Ingredients, Inc., 144A
5.25%, 4/15/27	50,000	52,145

(Cost $101,385)		102,071

Commercial Services — 5.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A
9.75%, 7/15/27	100,000	106,540
AMN Healthcare, Inc., 144A
5.125%, 10/1/24	50,000	50,307
APX Group, Inc.
7.625%, 9/1/23 (a)	50,000	45,682
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A
5.25%, 3/15/25	50,000	40,250
Emeco Pty Ltd.
Series B, 9.25%, 3/31/22	50,000	47,750
Jaguar Holding Co. II / PPD Development LP, 144A
6.375%, 8/1/23	50,000	51,531
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	100,000	100,068
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
5.25%, 4/15/24	150,000	156,766
Refinitiv US Holdings, Inc., 144A
8.25%, 11/15/26	100,000	109,606
RR Donnelley & Sons Co., 144A
8.50%, 4/15/29	50,000	51,500
United Rentals North America, Inc.
5.875%, 9/15/26	100,000	105,066
4.875%, 1/15/28	100,000	103,262

(Cost $935,724)		968,328

Cosmetics/Personal Care — 0.2%
Coty, Inc., 144A
6.50%, 4/15/26
(Cost $44,161)	50,000	41,533

Food — 4.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.625%, 6/15/24	100,000	103,712

	Principal Amount	Value
Food (Continued)
B&G Foods, Inc.
5.25%, 4/1/25	$50,000	$51,505
Chobani LLC / Chobani Finance Corp., Inc., 144A
7.50%, 4/15/25	50,000	49,906
Ingles Markets, Inc.
5.75%, 6/15/23	50,000	50,469
Kraft Heinz Foods Co.
4.00%, 6/15/23	150,000	159,258
7.125%, 8/1/39, 144A	100,000	123,052
5.20%, 7/15/45	100,000	102,993
Post Holdings, Inc., 144A
4.625%, 4/15/30	50,000	49,469
US Foods, Inc., 144A
5.875%, 6/15/24	50,000	48,505

(Cost $728,522)		738,869

Healthcare-Products — 1.3%
Avantor, Inc., 144A
9.00%, 10/1/25	100,000	108,260
Hill-Rom Holdings, Inc., 144A
4.375%, 9/15/27	50,000	51,491
Immucor, Inc., 144A
11.125%, 2/15/22	50,000	38,676
Teleflex, Inc.
4.625%, 11/15/27	50,000	52,259

(Cost $258,011)		250,686

Healthcare-Services — 5.6%
AHP Health Partners, Inc., 144A
9.75%, 7/15/26	50,000	51,678
Catalent Pharma Solutions, Inc., 144A
5.00%, 7/15/27	50,000	51,366
Centene Corp., 144A
5.25%, 4/1/25	250,000	258,515
CHS/Community Health Systems, Inc., 144A
8.625%, 1/15/24	150,000	151,217
DaVita, Inc.
5.125%, 7/15/24	50,000	51,051
HCA, Inc.
7.69%, 6/15/25	100,000	114,739
7.50%, 11/6/33	50,000	58,678
One Call Corp., 144A
10.00%, 10/1/24	50,000	43,375
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A
9.75%, 12/1/26	50,000	54,283
Surgery Center Holdings, Inc., 144A
6.75%, 7/1/25	50,000	45,932
Tenet Healthcare Corp., 144A
4.875%, 1/1/26	100,000	102,928
US Renal Care, Inc., 144A
10.625%, 7/15/27	50,000	52,178

(Cost $1,025,567)		1,035,940

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

May 31, 2020

	Principal Amount	Value
Household Products/Wares — 0.3%
ACCO Brands Corp., 144A
5.25%, 12/15/24
(Cost $49,930)	$50,000	$50,432

Pharmaceuticals — 0.6%
Bausch Health Cos., Inc., 144A
7.00%, 1/15/28
(Cost $102,831)	100,000	105,295

Diversified — 0.2%
Holding Companies-Diversified — 0.2%
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A
10.50%, 6/1/24
(Cost $40,137)	50,000	40,005

Energy — 15.3%
Coal — 0.2%
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A
7.50%, 6/15/25
(Cost $36,703)	50,000	38,000

Oil & Gas — 8.6%
Antero Resources Corp.
5.125%, 12/1/22	50,000	35,111
Apache Corp.
5.10%, 9/1/40	150,000	120,605
Baytex Energy Corp., 144A
8.75%, 4/1/27	50,000	25,406
Cenovus Energy, Inc.
6.75%, 11/15/39	100,000	89,613
Continental Resources, Inc.
4.50%, 4/15/23	100,000	93,030
CVR Energy, Inc., 144A
5.25%, 2/15/25	50,000	45,156
EQT Corp.
6.125%, 2/1/25	100,000	102,519
Gulfport Energy Corp.
6.375%, 5/15/25	50,000	25,182
Hilcorp Energy I LP / Hilcorp Finance Co., 144A
5.75%, 10/1/25(a)	50,000	44,317
Laredo Petroleum, Inc.
9.50%, 1/15/25	50,000	35,078
MEG Energy Corp., 144A
7.125%, 2/1/27	100,000	91,374
Murphy Oil Corp.
5.75%, 8/15/25	50,000	46,943
Nabors Industries Ltd., 144A
7.25%, 1/15/26	50,000	28,656
Occidental Petroleum Corp.
1.842%, 8/15/22	100,000	87,536
2.90%, 8/15/24	150,000	120,000
6.45%, 9/15/36	150,000	107,250
Parsley Energy LLC / Parsley Finance Corp., 144A
5.625%, 10/15/27	50,000	49,116

	Principal Amount	Value
Oil & Gas (Continued)
PBF Holding Co. LLC / PBF Finance Corp., 144A
6.00%, 2/15/28	$50,000	$42,156
Precision Drilling Corp., 144A
7.125%, 1/15/26	50,000	25,178
QEP Resources, Inc.
5.375%, 10/1/22	50,000	28,661
Range Resources Corp., 144A
9.25%, 2/1/26	100,000	93,766
Seven Generations Energy Ltd.
6.875%, 6/30/23, 144A	50,000	48,240
5.375%, 9/30/25, 144A	50,000	41,531
Southwestern Energy Co.
6.20%, 1/23/25(a)	50,000	45,066
Transocean Guardian Ltd., 144A
5.875%, 1/15/24	83,500	77,655
WPX Energy, Inc.
4.50%, 1/15/30	50,000	45,922

(Cost $1,497,712)		1,595,067

Oil & Gas Services — 1.1%
Archrock Partners LP / Archrock Partners Finance Corp., 144A
6.25%, 4/1/28	50,000	47,594
Oceaneering International, Inc.
4.65%, 11/15/24	50,000	38,784
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	50,000	48,242
Weatherford International Ltd., 144A
11.00%, 12/1/24	100,000	67,187

(Cost $193,878)		201,807

Pipelines — 5.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A
5.75%, 1/15/28	50,000	39,248
Buckeye Partners LP, 144A
4.50%, 3/1/28	100,000	97,062
Cheniere Energy Partners LP
5.25%, 10/1/25	100,000	101,689
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	50,000	47,755
DCP Midstream Operating LP
5.375%, 7/15/25	100,000	97,018
EnLink Midstream Partners LP
5.60%, 4/1/44	100,000	60,794
EQM Midstream Partners LP
4.75%, 7/15/23	100,000	99,115
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	50,000	46,823
Holly Energy Partners LP / Holly Energy Finance Corp., 144A
5.00%, 2/1/28	50,000	49,367

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

May 31, 2020

	Principal Amount	Value
Pipelines (Continued)
NuStar Logistics LP
5.625%, 4/28/27	$50,000	$47,491
Ruby Pipeline LLC, 144A
7.00%, 4/1/22	34,091	31,921
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.75%, 3/15/24	50,000	51,000
6.50%, 7/15/27	100,000	104,680
Western Midstream Operating LP
4.05%, 2/1/30	100,000	90,220
5.45%, 4/1/44	50,000	40,750

(Cost $939,777)		1,004,933

Financial — 10.5%
Banks — 1.1%
CIT Group, Inc.
5.00%, 8/1/23	100,000	100,490
Freedom Mortgage Corp., 144A
8.25%, 4/15/25	50,000	46,406
Popular, Inc.
6.125%, 9/14/23	50,000	50,557

(Cost $189,038)		197,453

Diversified Financial Services — 3.4%
Ally Financial, Inc.
5.75%, 11/20/25	50,000	52,156
Fairstone Financial, Inc., 144A
7.875%, 7/15/24	50,000	49,995
Global Aircraft Leasing Co. Ltd., 144A
6.50%, 9/15/24	50,000	27,360
LPL Holdings, Inc., 144A
5.75%, 9/15/25	50,000	52,138
Nationstar Mortgage Holdings, Inc., 144A
9.125%, 7/15/26	50,000	51,328
Navient Corp.
5.50%, 1/25/23	150,000	143,344
NFP Corp., 144A
6.875%, 7/15/25	50,000	48,281
Quicken Loans LLC, 144A
5.75%, 5/1/25	50,000	51,130
Springleaf Finance Corp.
6.875%, 3/15/25	150,000	148,547

(Cost $609,043)		624,279

Insurance — 1.3%
Acrisure LLC / Acrisure Finance, Inc., 144A
7.00%, 11/15/25	50,000	47,594
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
6.75%, 10/15/27	50,000	51,113
AssuredPartners, Inc., 144A
7.00%, 8/15/25	50,000	49,156
Genworth Holdings, Inc.
7.625%, 9/24/21	50,000	46,340
HUB International Ltd., 144A
7.00%, 5/1/26	50,000	51,511

(Cost $238,940)		245,714

	Principal Amount	Value
Real Estate — 0.3%
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A
5.25%, 12/1/21
(Cost $45,483)	$50,000	$47,891

Real Estate Investment Trusts — 3.9%
ESH Hospitality, Inc., 144A
5.25%, 5/1/25	100,000	97,510
HAT Holdings I LLC / HAT Holdings II LLC, 144A
5.25%, 7/15/24	50,000	50,755
Iron Mountain, Inc., 144A
4.875%, 9/15/27	100,000	100,790
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27	100,000	105,046
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27	100,000	103,690
SBA Communications Corp.
4.875%, 9/1/24	50,000	51,703
Service Properties Trust
4.95%, 10/1/29	25,000	20,051
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.875%, 2/15/25	100,000	101,938
VICI Properties LP / VICI Note Co., Inc., 144A
4.25%, 12/1/26	100,000	99,300

(Cost $710,052)		730,783

Venture Capital — 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 2/1/22
(Cost $100,533)	100,000	100,723

Industrial — 10.8%
Aerospace/Defense — 1.9%
Bombardier, Inc., 144A
6.00%, 10/15/22	150,000	97,219
Signature Aviation US Holdings, Inc., 144A
5.375%, 5/1/26	50,000	48,093
Spirit AeroSystems, Inc., 144A
7.50%, 4/15/25	50,000	49,969
TransDigm, Inc.
6.25%, 3/15/26, 144A	100,000	102,484
7.50%, 3/15/27	50,000	49,322

(Cost $333,294)		347,087

Building Materials — 0.8%
Builders FirstSource, Inc., 144A
5.00%, 3/1/30	50,000	46,367
Standard Industries, Inc., 144A
6.00%, 10/15/25	50,000	51,656
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	50,000	50,078

(Cost $146,081)		148,101

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

May 31, 2020

	Principal Amount	Value
Electrical Components & Equipment — 1.1%
Energizer Holdings, Inc., 144A
6.375%, 7/15/26	$100,000	$105,731
EnerSys, 144A
5.00%, 4/30/23	50,000	49,995
WESCO Distribution, Inc.
5.375%, 12/15/21	50,000	49,864

(Cost $203,057)		205,590

Electronics — 0.8%
Sensata Technologies BV, 144A
5.625%, 11/1/24	100,000	104,980
TTM Technologies, Inc., 144A
5.625%, 10/1/25	50,000	50,583

(Cost $152,264)		155,563

Engineering & Construction — 0.5%
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	50,000	44,281
frontdoor, Inc., 144A
6.75%, 8/15/26	50,000	53,678

(Cost $91,854)		97,959

Environmental Control — 0.5%
Advanced Disposal Services, Inc., 144A
5.625%, 11/15/24	50,000	51,870
Covanta Holding Corp.
6.00%, 1/1/27	50,000	49,428

(Cost $100,573)		101,298

Machinery-Diversified — 0.5%
SPX FLOW, Inc., 144A
5.625%, 8/15/24	50,000	50,683
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A
7.75%, 4/15/26	50,000	46,770

(Cost $97,234)		97,453

Miscellaneous Manufacturing — 0.3%
FXI Holdings, Inc., 144A
12.25%, 11/15/26
(Cost $42,979)	50,000	45,867

Packaging & Containers — 3.6%
ARD Finance SA, 144A
6.50%, 6/30/27	200,000	198,037
Ball Corp.
4.875%, 3/15/26	100,000	110,293
Berry Global, Inc., 144A
5.625%, 7/15/27	100,000	105,315
Cascades, Inc./Cascades USA, Inc., 144A
5.125%, 1/15/26	50,000	51,406
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	100,000	103,562
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A
7.00%, 7/15/24	100,000	100,766

(Cost $655,869)		669,379

	Principal Amount	Value
Transportation — 0.5%
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23 (a)	$50,000	$41,682
XPO Logistics, Inc., 144A
6.50%, 6/15/22	50,000	50,174

(Cost $91,974)		91,856

Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC, 144A
6.75%, 3/15/22
(Cost $45,574)	50,000	46,390

Technology — 4.6%
Computers — 2.1%
Banff Merger Sub, Inc., 144A
9.75%, 9/1/26	50,000	50,343
Booz Allen Hamilton, Inc., 144A
5.125%, 5/1/25	50,000	50,757
Dell International LLC / EMC Corp., 144A
7.125%, 6/15/24	50,000	51,984
NCR Corp., 144A
6.125%, 9/1/29	50,000	49,884
Presidio Holdings, Inc., 144A
8.25%, 2/1/28	50,000	49,531
Vericast Corp., 144A
8.375%, 8/15/22	50,000	38,113
Western Digital Corp.
4.75%, 2/15/26	100,000	105,485

(Cost $386,387)		396,097

Office/Business Equipment — 0.8%
CDW LLC / CDW Finance Corp.
5.00%, 9/1/25	50,000	51,823
Pitney Bowes, Inc.
4.625%, 3/15/24	50,000	34,130
Xerox Corp.
6.75%, 12/15/39	50,000	51,277

(Cost $137,493)		137,230

Semiconductors — 0.6%
Advanced Micro Devices, Inc.
7.50%, 8/15/22	50,000	56,238
Amkor Technology, Inc., 144A
6.625%, 9/15/27	50,000	52,991

(Cost $107,894)		109,229

Software — 1.1%
CDK Global, Inc.
5.875%, 6/15/26	50,000	52,741
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	50,000	50,084
Open Text Corp., 144A
5.875%, 6/1/26	100,000	103,481

(Cost $207,014)		206,306

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

May 31, 2020

	Principal Amount	Value
Utilities — 1.4%
Electric — 1.4%
Calpine Corp.
5.75%, 1/15/25	$50,000	$51,281
Clearway Energy Operating LLC, 144A
4.75%, 3/15/28	100,000	103,406
NextEra Energy Operating Partners LP, 144A
4.50%, 9/15/27	100,000	106,291

(Cost $256,454)		260,978

TOTAL CORPORATE BONDS (Cost $17,697,729)		18,243,897

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (b)(c) (Cost $102,098)	102,098	$102,098

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.12% (b) (Cost $121,095)	121,095	121,095

TOTAL INVESTMENTS — 99.4% (Cost $17,920,922)		$18,467,090
Other assets and liabilities, net — 0.6%		105,006

NET ASSETS — 100.0%		$18,572,096

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers High Beta High Yield Bond ETF (e)
460,768	471,530	(910,254)		(26,301)	4,257	24,881	—	—	—
Xtrackers USD High Yield Corporate Bond ETF (e)
6,043,035	4,180,531	(9,513,996)		(793,443)	83,873	486,290	—	—	—

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (b)(c)
582,275	—	(480,177	) (d)	—	—	16,133	—	102,098	102,098

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.12% (b)
1,893	9,947,715	(9,828,513)		—	—	869	—	121,095	121,095

7,087,971	14,599,776	(20,732,940)		(819,744)	88,130	528,173	—	223,193	223,193

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $98,615, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

(e)	Affiliated fund advised by DBX Advisors LLC.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

May 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(f)	$—	$18,243,897	$—	$18,243,897
Short-Term Investments(f)	223,193	—	—	223,193

TOTAL	$223,193	$18,243,897	—	$18,467,090

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

May 31, 2020

	Principal Amount	Value
MUNICIPAL BONDS — 98.3%

Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue, Series A, 5.00%, 6/1/37	$200,000	$246,918
Lower Alabama Gas District, Natural Gas Revenue, Series A, 5.00%, 9/1/31	160,000	200,181

(Cost $426,856)		447,099

Arizona — 2.6%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue, Series A, 5.00%, 7/1/43	500,000	632,440
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/1/33	35,000	44,715
Series A, 5.00%, 1/1/38	450,000	550,287
Series A, 5.00%, 1/1/39	500,000	623,790
Series A, 5.00%, 1/1/47	500,000	643,110

(Cost $2,378,512)		2,494,342

California — 19.6%
Alameda Corridor Transportation Authority, Transit Revenue, Series B, 5.00%, 10/1/35	165,000	179,041
Bay Area Toll Authority, Highway Revenue Tolls, 3.25%, 4/1/36	260,000	280,537
4.00%, 4/1/38	25,000	28,009
Series 7, 4.00%, 4/1/42	35,000	38,772
Sub-Series S-H, 5.00%, 4/1/44	405,000	490,196
Sub-Series S-8, 3.00%, 4/1/54	300,000	309,027
Series F-1, 5.00%, 4/1/56	100,000	117,143
Sub-Series S-8, 5.00%, 4/1/56	900,000	1,082,412
City of Long Beach CA Harbor Revenue, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/49	125,000	154,002
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Sub-Series A, AMT, 5.00%, 5/15/42	790,000	886,965
Series D, AMT, 5.00%, 5/15/43	125,000	146,452
Series A, AMT, 4.00%, 5/15/44	1,225,000	1,308,398
Series C, AMT, 5.00%, 5/15/44	200,000	229,086
Series F, AMT, 3.00%, 5/15/49	330,000	305,184
Series F, AMT, 4.00%, 5/15/49	500,000	530,980
Series D, 5.00%, 5/15/49	100,000	115,491
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue, Series D, 5.00%, 11/1/32	150,000	190,938
East Bay Municipal Utility District Water System Revenue, Water Revenue, Series A, 5.00%, 6/1/45	100,000	120,971

	Principal Amount	Value
California (Continued)
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.00%, 7/1/44	$175,000	$217,000
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue, Series A, 4.00%, 10/1/42	100,000	111,202
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/45	500,000	628,120
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series D, 5.00%, 7/1/32	25,000	33,277
Series A, 5.00%, 7/1/42	500,000	606,340
Series A, 5.00%, 7/1/46	750,000	887,550
Series D, 5.00%, 7/1/49	100,000	126,498
Los Angeles Department of Water, Water Revenue, Series A, 5.00%, Issued 4/21/16, 7/1/41	500,000	596,415
Series A, 5.00%, Issued 5/11/17, 7/1/41	200,000	243,502
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 3/1/41	500,000	568,775
San Diego County Regional Transportation Commission, Sales Tax Revenue,
Series A, 5.00%, 4/1/41	280,000	334,376
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 5/1/37	1,000,000	1,188,130
Series A, AMT, 5.00%, 5/1/44	150,000	175,085
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,427,309
Series B, AMT, 5.00%, 5/1/46	500,000	559,035
Series C, 5.00%, 5/1/46	600,000	692,748
Series A, AMT, 5.00%, 5/1/47	200,000	225,798
Series B, 5.00%, 5/1/47	25,000	29,282
Series D, AMT, 5.25%, 5/1/48	870,000	1,014,211
Series A, 4.00%, 5/1/49	1,300,000	1,395,953
Series A, AMT, 5.00%, 5/1/49	200,000	232,134
Series F, 5.00%, 5/1/50	900,000	1,086,426
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/1/33	150,000	190,004

(Cost $18,798,605)		19,082,774

Colorado — 2.8%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 5.00%, 12/1/36	150,000	198,762
Series A, AMT, 5.00%, 12/1/38	320,000	376,739
Series A, AMT, 4.00%, 12/1/43	650,000	697,613
Series A, AMT, 5.00%, 12/1/43	325,000	378,300
Series A, AMT, 5.00%, 12/1/48	700,000	809,956

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2020

	Principal Amount	Value
Colorado (Continued)
Colorado Bridge Enterprise, Miscellaneous Revenue, AMT, 4.00%, 6/30/51	$250,000	$272,922

(Cost $2,597,925)		2,734,292

District of Columbia — 5.7%
District of Columbia Water & Sewer Authority, Water Revenue, Series A, 5.00%, 10/1/39	245,000	294,855
Series B, 5.00%, 10/1/49	250,000	309,320
District of Columbia, Income Tax Revenue, Series A, 5.00%, 3/1/44	500,000	642,350
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls, Series B, 4.00%, 10/1/44	1,000,000	1,022,190
Series B, 3.00%, 10/1/50	700,000	702,884
Series B, 4.00%, 10/1/53	1,750,000	1,768,970
Metropolitan Washington Airports Authority, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/35	455,000	524,770
Washington Metropolitan Area Transit Authority, Transit Revenue, Series B, 5.00%, 7/1/42	250,000	292,732

(Cost $5,785,775)		5,558,071

Florida — 8.3%
Central Florida Expressway Authority, Highway Revenue Tolls, 5.00%, 7/1/38	105,000	122,312
City of Cape Coral FL Water & Sewer Revenue, Water Revenue, 5.00%, 10/1/39	150,000	185,340
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue, Series A, 5.00%, 10/1/47	100,000	126,570
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/44	100,000	106,559
Series A, AMT, 4.00%, 10/1/49	150,000	158,929
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 9/1/44	500,000	528,100
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/38	500,000	555,825
Series B, AMT, 5.00%, 10/1/40	395,000	450,695
5.00%, 10/1/41	425,000	482,260
Series A, AMT, 4.00%, 10/1/44	100,000	106,144
Series A, AMT, 5.00%, 10/1/44	100,000	116,331
Series A, AMT, 5.00%, 10/1/49	350,000	404,901
County of Miami-Dade FL Transit System, Sales Tax Revenue, 4.00%, 7/1/38	90,000	97,047

	Principal Amount	Value
Florida (Continued)
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, Series A, 4.00%, 10/1/44	$165,000	$187,013
Series B, 4.00%, 10/1/44	150,000	174,977
4.00%, 10/1/48	400,000	458,188
Series B, 3.00%, 10/1/49	150,000	161,321
Series B, 4.00%, 10/1/49	575,000	665,292
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Sub-Series A, AMT, 5.00%, 10/1/47	100,000	114,403
Series A, AMT, 4.00%, 10/1/49	500,000	538,105
Sub-Series A, 5.00%, 10/1/52	500,000	569,620
Series A, AMT, 3.25%, 10/1/54	250,000	246,987
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	50,000	56,933
Putnam County Development Authority, Electric, Power & Light Revenue, Series A, 5.00%, 3/15/42	250,000	303,103
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	1,000,000	1,109,600

(Cost $7,900,349)		8,026,555

Georgia — 1.0%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, 4.00%, 7/1/49	200,000	216,442
City of Atlanta GA Water & Wastewater, Water Revenue, Series B, 5.00%, 11/1/47	250,000	306,202
Development Authority of Burke County, Electric, Power & Light Revenue, Series D, 4.125%, 11/1/45	290,000	294,234
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	33,635
Municipal Electric Authority of Georgia, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/60	100,000	103,736

(Cost $937,035)		954,249

Guam — 0.1%
Guam Government Waterworks Authority, Water Revenue, 5.00%, 1/1/46 (Cost $131,278)	125,000	133,674

Hawaii — 1.1%
City & County Honolulu HI Wastewater System, Sewer Revenue, Series A, 5.00%, 7/1/40	500,000	587,645
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	464,124

(Cost $1,001,940)		1,051,769

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2020

	Principal Amount	Value
Illinois — 6.5%
Chicago Midway International Airport, Private Airport & Marina Revenue, Series B, 5.00%, 1/1/41	$500,000	$550,630
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series D, AMT, 5.00%, 1/1/42	800,000	886,856
Series A, AMT, 4.00%, 1/1/43	40,000	41,902
Series B, 4.00%, 1/1/44	75,000	79,300
Series D, 5.00%, 1/1/47	500,000	558,260
Series B, 5.00%, 1/1/48	800,000	917,904
Series D, 5.00%, 1/1/52	140,000	155,798
Series D, AMT, 5.00%, 1/1/52	375,000	411,694
Series A, AMT, 4.375%, 1/1/53	25,000	26,682
Illinois Municipal Electric Agency, Electric, Power & Light Revenue, Series A, 4.00%, 2/1/34	45,000	49,491
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 12/1/31	10,000	11,887
Series C, 5.00%, 1/1/36	50,000	57,258
Series A, 5.00%, 1/1/40	1,090,000	1,258,481
Series A, 5.00%, 1/1/42	500,000	589,250
Series A, 4.00%, 1/1/44	300,000	330,726
Series A, 5.00%, 1/1/44	300,000	361,416

(Cost $6,144,144)		6,287,535

Indiana — 0.4%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/1/41	100,000	118,919
Indiana Municipal Power Agency, Electric, Power & Light Revenue, 5.00%, 1/1/42	200,000	235,326

(Cost $340,802)		354,245

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Lease Revenue, Series A, 4.00%, 12/1/41	255,000	270,305
Kentucky Municipal Power Agency, Electric, Power & Light Revenue, Series A, 4.00%, 9/1/39	45,000	48,274
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue, Series A, 3.00%, 5/15/46	10,000	10,311

(Cost $333,285)		328,890

Louisiana — 1.3%
East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	30,000	35,142
Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	400,000	461,216
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue, 3.50%, 11/1/32	450,000	447,300

	Principal Amount	Value
Louisiana (Continued)
New Orleans Aviation Board, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 1/1/48	$250,000	$281,948

(Cost $1,223,853)		1,225,606

Maryland — 0.2%
State of Maryland Department of Transportation, Fuel Sales Tax Revenue, 3.50%, 10/1/33 (Cost $186,629)	190,000	211,476

Massachusetts — 0.5%
Massachusetts Port Authority, Private Airport & Marina Revenue, Series C, 5.00%, 7/1/44 (Cost $476,857)	400,000	465,736

Michigan — 0.8%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue, Series C, 5.00%, 7/1/36	430,000	516,163
Great Lakes Water Authority Water Supply System Revenue, Water Revenue, Series A, 5.00%, 7/1/46	125,000	143,241
Lansing Board of Water & Light, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/44	35,000	44,224
Series A, 5.00%, 7/1/48	90,000	113,219

(Cost $766,009)		816,847

Missouri — 0.6%
Metropolitan St Louis Sewer District, Sewer Revenue, Series A, 5.00%, 5/1/47	245,000	297,430
Missouri Joint Municipal Electric Utility Commission, Electric, Power & Light Revenue Series A, 5.00%, 12/1/40	235,000	279,023

(Cost $563,755)		576,453

Nevada — 0.8%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax, Series B, 5.00%, 7/1/43	500,000	551,575
Series B, 4.00%, 7/1/49	250,000	251,185

(Cost $800,080)		802,760

New Jersey — 2.4%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/31	10,000	12,046
Series B, 5.00%, 1/1/31	20,000	24,627
Series A, 5.00%, 1/1/33	10,000	11,900
Series B, 5.00%, 1/1/34	130,000	157,254
Series G, 3.25%, 1/1/38	395,000	408,750
Series E, 5.00%, 1/1/45	850,000	948,336
Series A, 5.00%, 1/1/48	650,000	768,963

(Cost $2,239,413)		2,331,876

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2020

	Principal Amount	Value
New York — 20.7%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/1/42	$185,000	$220,773
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.25%, 11/15/32	600,000	698,202
Metropolitan Transportation Authority, Transit Revenue, Series D, 5.00%, 11/15/33	100,000	107,528
Series C-1, 4.00%, 11/15/37	155,000	155,312
Series B, 5.00%, 11/15/37	1,000,000	1,049,160
Sub-Series D-1, 5.00%, 11/15/39	20,000	20,653
Series D, 4.00%, 11/15/42	300,000	300,012
Series - A-1 - Group 1, 4.00%, 11/15/44	500,000	534,810
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	113,652
Sub-Series D-1, 5.25%, 11/15/44	50,000	52,384
Series C-1, 4.75%, 11/15/45	1,000,000	1,062,750
Sub-Series A-1, 5.00%, 11/15/45	200,000	208,826
Series D, 4.00%, 11/15/46	500,000	497,435
Series C-1, 5.00%, 11/15/50	500,000	540,285
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue, Sub-Series E-1, 5.00%, 2/1/34	300,000	357,405
Sub-Series E-1, 5.00%, 2/1/35	180,000	213,905
Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	240,066
Sub-Series E-1, 5.00%, 2/1/38	300,000	354,186
Sub-Series A-1, 5.00%, 5/1/40	500,000	591,885
Sub-Series A-1, 4.00%, 5/1/42	15,000	16,438
New York City Water & Sewer System, Water Revenue, Series CC-1, 4.00%, 6/15/37	95,000	108,990
Sub-Series CC-1, 5.00%, 6/15/38	715,000	866,659
Series GG, 5.00%, 6/15/39	650,000	764,549
Series HH, 5.00%, 6/15/39	150,000	176,434
Series AA, 4.00%, 6/15/40	1,100,000	1,300,420
Sub-Series EE-2, 5.00%, 6/15/40	35,000	44,833
Sub-Series CC-1, 4.00%, 6/15/46	50,000	55,421
Series CC, 5.00%, 6/15/46	500,000	583,340
Sub-Series CC-1, 5.00%, 6/15/46	300,000	355,389
Series DD, 5.00%, 6/15/47	1,200,000	1,437,216
Series CC, 5.00%, 6/15/48	965,000	1,165,151
Series DD-1, 5.00%, 6/15/48	300,000	366,345
Series BB-1, 4.00%, 6/15/49	200,000	232,310
Series CC-1, 4.00%, 6/15/49	100,000	116,155
Series DD-1, 5.00%, 6/15/49	400,000	493,352
Sub-Series DD-1, 4.00%, 6/15/50	250,000	291,895
New York Convention Center Development Corp., Hotel Occupancy Tax, Series A, 5.00%, 11/15/46	25,000	26,951
New York Liberty Development Corp., Industrial Revenue, Class 3, 2.80%, 9/15/69	500,000	489,330
New York State Environmental Facilities Corp., Water Revenue, Sub-Series E, 5.00%, 6/15/42	100,000	121,260

	Principal Amount	Value
New York (Continued)
New York Transportation Development Corp., Industrial Revenue, AMT, 5.00%, 1/1/30	$485,000	$492,047
AMT, 5.00%, 1/1/34	500,000	503,130
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, 5.00%, 11/1/31	700,000	895,167
5.00%, 10/15/35	65,000	75,892
5.00%, 10/15/41	1,150,000	1,334,380
Triborough Bridge & Tunnel Authority, Highway Revenue Tolls, Series A, 4.00%, 11/15/54	450,000	506,889

(Cost $19,878,835)		20,139,172

Ohio — 0.1%
Northeast Ohio Regional Sewer District, Sewer Revenue, 3.00%, 11/15/40	100,000	107,775
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue, Series A, 5.00%, 12/1/29	10,000	12,833
Series A, 5.00%, 6/1/30	10,000	12,799

(Cost $126,825)		133,407

Oklahoma — 0.8%
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series C, 4.00%, 1/1/42	350,000	396,434
Series A, 5.00%, 1/1/43	280,000	338,120

(Cost $692,911)		734,554

Oregon — 1.1%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue, Series 24B, AMT, 5.00%, 7/1/47 (Cost $1,089,291)	1,000,000	1,116,880

Pennsylvania — 3.9%
City of Philadelphia PA Airport Revenue, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/1/47	300,000	336,033
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 10/1/48	35,000	42,665
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls, 5.00%, 7/1/42	40,000	48,938
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees, Series A, 5.25%, 12/1/44	300,000	371,466
Series A, 5.00%, 12/1/48	250,000	303,530
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Sub-Series B-1, 5.00%, 6/1/42	100,000	114,018
Series A-2, 5.00%, 12/1/43	250,000	298,080
Sub-Series A, 5.00%, 12/1/44	500,000	588,645
Series A-1, 5.00%, 12/1/46	900,000	1,022,508
Series A-1, 5.00%, 12/1/47	500,000	571,590
Sub-Series A, 4.00%, 12/1/49	100,000	110,145

(Cost $3,723,239)		3,807,618

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2020

	Principal Amount	Value
Puerto Rico — 0.7%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue, Series CC, 5.25%, 7/1/36	$425,000	$453,148
Series N, 5.25%, 7/1/36	175,000	186,578
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls, Series L, 5.25%, 7/1/35	50,000	49,260
Series L, 5.25%, 7/1/41	25,000	26,349

(Cost $725,992)		715,335

South Carolina — 0.6%
South Carolina Ports Authority, Private Airport & Marina Revenue, Series A, 3.00%, 7/1/49	100,000	100,867
South Carolina Public Service Authority, Nuclear Revenue, Series A, 5.00%, 12/1/55	365,000	391,711
Series E, 5.25%, 12/1/55	50,000	54,614

(Cost $539,439)		547,192

Tennessee — 1.4%
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/54	550,000	584,408
Series A, 5.00%, 7/1/54	525,000	624,986
Series B, AMT, 5.00%, 7/1/54	100,000	117,129

(Cost $1,381,778)		1,326,523

Texas — 6.9%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/45	100,000	107,986
City of Houston TX Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/36	500,000	611,520
Series D, 5.00%, 11/15/39	85,000	98,360
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue, 5.00%, 2/1/47	150,000	184,118
County of Harris TX, Highway Revenue Tolls, Series A, 5.00%, 8/15/47	200,000	239,142
Dallas Area Rapid Transit, Sales Tax Revenue, Series A, 5.00%, 12/1/46	855,000	996,357
Harris County Toll Road Authority, Highway Revenue Tolls, Series A, 4.00%, 8/15/48	555,000	630,635
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/38	500,000	566,920
Series A, 5.00%, 1/1/43	125,000	149,145
Series A, 5.00%, 1/1/48	1,500,000	1,775,010
Series B, 5.00%, 1/1/48	390,000	443,598
San Antonio Water System, Water Revenue, Series B, 5.00%, 5/15/39	155,000	182,443

	Principal Amount	Value
Texas (Continued)
Texas Water Development Board, Water Revenue, Series A, 5.00%, 10/15/45	$600,000	$720,660

(Cost $6,412,367)		6,705,894

Utah — 1.3%
Salt Lake City Corp Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	456,968
Series A, AMT, 5.00%, 7/1/47	450,000	504,662
Series A, AMT, 5.25%, 7/1/48	225,000	259,443

(Cost $1,198,500)		1,221,073

Virginia — 1.6%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls, 5.00%, 7/1/41	190,000	225,042
Virginia Small Business Financing Authority, Highway Revenue Tolls, 5.00%, 12/31/52	550,000	575,652
AMT, 5.00%, 12/31/56	750,000	782,647

(Cost $1,609,838)		1,583,341

Washington — 3.3%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 5.00%, 11/1/35	120,000	142,139
Series S-1, 5.00%, 11/1/45	400,000	466,084
Series 1, 5.00%, 11/1/50	190,000	220,539
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/38	300,000	388,554
Port of Seattle WA, Private Airport & Marina Revenue, Series C, AMT, 5.25%, 5/1/42	190,000	218,568
AMT, 5.00%, 4/1/44	1,500,000	1,731,405

(Cost $3,081,638)		3,167,289

Wisconsin — 0.4%
Wisconsin Department of Transportation, Miscellaneous Revenue, Series 2, 5.00%, 7/1/30	45,000	57,536
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44	245,000	301,389

(Cost $330,547)		358,925

TOTAL MUNICIPAL BONDS (Cost $93,824,302)		95,441,452

TOTAL INVESTMENTS — 98.3% (Cost $93,824,302)		$95,441,452
Other assets and liabilities, net — 1.7%		1,695,857

NET ASSETS — 100.0%		$97,137,309

AMT:	Alternative Minimum Tax

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$95,441,452	$—	$95,441,452

TOTAL	$—	$95,441,452	$—	$95,441,452

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 98.0%
Australia — 4.8%
AGL Energy Ltd.	3,918	$43,589
Aurizon Holdings Ltd.	12,553	39,580
BHP Group Ltd.	18,227	419,112
Coca-Cola Amatil Ltd.	3,115	18,114
Crown Resorts Ltd.	2,329	14,826
Fortescue Metals Group Ltd.	10,472	96,623
Insurance Australia Group Ltd.	14,299	57,994
Medibank Pvt Ltd.	17,465	33,041
Qantas Airways Ltd.	4,379	11,598
Treasury Wine Estates Ltd.	4,443	28,490
Wesfarmers Ltd.	7,011	187,878

(Cost $1,043,002)		950,845

Belgium — 0.1%
Proximus SADP (Cost $27,136)	945	19,757

Brazil — 0.3%
BB Seguridade Participacoes SA	4,278	19,912
Cielo SA	7,460	5,618
Engie Brasil Energia SA	1,157	9,035
Hypera SA	2,344	13,906
Porto Seguro SA	587	5,112

(Cost $65,732)		53,583

Canada — 8.9%
BCE, Inc.	942	39,004
Canadian Imperial Bank of Commerce	2,756	176,043
Canadian Tire Corp. Ltd., Class A	358	30,464
Great-West Lifeco, Inc.	1,766	28,645
iA Financial Corp., Inc.	660	20,996
IGM Financial, Inc.	519	12,278
Inter Pipeline Ltd.	2,599	23,711
Keyera Corp.	1,345	21,233
Magna International, Inc.	1,789	75,148
Manulife Financial Corp.	12,044	149,003
Pembina Pipeline Corp. (a)	3,390	84,370
Power Corp. of Canada	3,498	56,714
Royal Bank of Canada	8,817	569,833
Shaw Communications, Inc., Class B	2,912	48,941
Sun Life Financial, Inc. (a)	3,636	124,243
TC Energy Corp.	5,809	260,779
TELUS Corp.	2,684	46,332

(Cost $2,145,805)		1,767,737

Chile — 0.2%
Cia Cervecerias Unidas SA	937	6,735
Enel Americas SA	208,233	30,128
Enel Chile SA	166,595	12,412

(Cost $57,756)		49,275

China — 7.5%
Beijing Capital International Airport Co. Ltd., Class H	9,155	5,705
China Construction Bank Corp., Class H	595,238	467,682
China Fortune Land Development Co. Ltd., Class A	1,700	5,140

	Number of Shares	Value
China (Continued)
China Medical System Holdings Ltd.	8,000	$9,114
China Pacific Insurance Group Co. Ltd., Class H	17,000	46,717
China Petroleum & Chemical Corp., Class A	8,900	5,143
China Petroleum & Chemical Corp., Class H	149,944	69,449
China Shenhua Energy Co. Ltd., Class A	1,500	3,430
China Shenhua Energy Co. Ltd., Class H	21,842	39,902
China Telecom Corp. Ltd., Class H	80,751	26,775
China Vanke Co. Ltd., Class A	4,100	14,708
China Vanke Co. Ltd., Class H	8,696	28,216
China Yangtze Power Co. Ltd., Class A	9,300	22,574
CIFI Holdings Group Co. Ltd.	17,004	12,219
CNOOC Ltd.	111,480	124,122
Country Garden Holdings Co. Ltd.	47,004	58,096
CRRC Corp. Ltd., Class H	26,000	12,143
Daqin Railway Co. Ltd., Class A	5,300	5,045
Dongfeng Motor Group Co. Ltd., Class H	19,354	12,135
Fuyao Glass Industry Group Co. Ltd., Class A (b)	800	2,193
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,863	6,279
Gemdale Corp., Class A	1,900	3,381
Guangzhou Automobile Group Co. Ltd., Class H	19,631	16,133
Hengan International Group Co. Ltd.	3,937	32,152
Huaxin Cement Co. Ltd., Class A	600	2,081
Huayu Automotive Systems Co. Ltd., Class A	900	2,406
Industrial & Commercial Bank of China Ltd., Class H	376,138	242,638
Jiangsu Expressway Co. Ltd., Class H	7,491	8,824
Logan Property Holdings Co. Ltd.	9,288	13,828
PICC Property & Casualty Co. Ltd., Class H	42,000	36,359
Postal Savings Bank of China Co. Ltd., Class H, 144A	61,258	38,963
RiseSun Real Estate Development Co. Ltd., Class A	2,000	2,175
SAIC Motor Corp. Ltd., Class A	2,700	6,754
Seazen Holdings Co. Ltd., Class A (b)	900	3,932
Shanghai International Port Group Co. Ltd., Class A	4,800	2,713
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	8,740	6,170
Shenergy Co. Ltd., Class A	3,400	2,553
Shenzhen Expressway Co. Ltd., Class H (b)	4,000	4,046
Shenzhen Overseas Chinese Town Co. Ltd., Class A (b)	3,000	2,445
Sinopec Shanghai Petrochemical Co. Ltd., Class H	23,938	5,899
Sinotruk Hong Kong Ltd.	4,463	10,837
Wanhua Chemical Group Co. Ltd., Class A	1,563	10,140
Want Want China Holdings Ltd.	30,000	21,559
Weichai Power Co. Ltd., Class A	2,100	3,822
Weichai Power Co. Ltd., Class H	11,818	20,462
Youngor Group Co. Ltd., Class A	2,900	2,514

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
China (Continued)
Yuzhou Properties Co. Ltd.	12,281	$5,023
Zhejiang Expressway Co. Ltd., Class H	10,049	7,066

(Cost $1,781,007)		1,491,662

Colombia — 0.1%
Ecopetrol SA (Cost $24,875)	29,732	15,935

Cyprus — 0.1%
Polymetal International PLC (Cost $16,496)	1,449	28,994

Denmark — 0.2%
Pandora A/S (Cost $30,777)	618	30,777

Egypt — 0.0%
Eastern Co. SAE (Cost $7,675)	8,172	6,415

Finland — 1.0%
Elisa OYJ	880	55,189
Fortum OYJ	2,731	52,311
UPM-Kymmene OYJ	3,300	95,330

(Cost $216,762)		202,830

France — 6.6%
Faurecia SE*	468	18,043
Sanofi	6,992	680,770
Sodexo SA	547	36,836
TOTAL SA	15,300	572,263

(Cost $1,547,294)		1,307,912

Germany — 7.5%
Allianz SE	2,583	467,815
Bayer AG	6,086	411,060
Hannover Rueck SE	373	59,995
HOCHTIEF AG	155	13,638
METRO AG	1,101	10,283
Siemens AG	4,732	518,627

(Cost $1,645,976)		1,481,418

Greece — 0.1%
Motor Oil Hellas Corinth Refineries SA	424	7,075
OPAP SA	1,051	9,820

(Cost $22,229)		16,895

Hong Kong — 7.1%
Beijing Enterprises Holdings Ltd.	3,000	9,967
BOC Hong Kong Holdings Ltd.	23,104	64,385
Bosideng International Holdings Ltd.	18,000	4,621
China Everbright International Ltd.	23,477	12,055
China Merchants Port Holdings Co. Ltd.	9,050	11,010
China Mobile Ltd.	38,247	266,954
China Overseas Land & Investment Ltd.	24,000	73,074
China Resources Cement Holdings Ltd.	14,245	17,882
China Resources Land Ltd.	20,000	78,829
China State Construction International Holdings Ltd.	13,012	8,024
CK Asset Holdings Ltd.	16,000	87,008
CK Hutchison Holdings Ltd.	16,500	100,903

	Number of Shares	Value
Hong Kong (Continued)
CK Infrastructure Holdings Ltd.	4,108	$20,511
CLP Holdings Ltd.	10,244	100,378
Guangdong Investment Ltd.	18,790	36,993
Hang Lung Properties Ltd.	12,595	26,487
Hang Seng Bank Ltd.	4,773	72,602
Henderson Land Development Co. Ltd.	8,653	30,868
HKT Trust & HKT Ltd. (c)	23,602	33,556
Jardine Matheson Holdings Ltd.	1,400	56,210
Kerry Properties Ltd.	4,101	9,682
Kingboard Holdings Ltd.	4,653	11,226
Kingboard Laminates Holdings Ltd.	6,279	5,468
Lee & Man Paper Manufacturing Ltd.	8,064	4,338
New World Development Co. Ltd.	37,517	37,803
Power Assets Holdings Ltd.	8,833	49,174
Shimao Property Holdings Ltd.	7,613	31,627
Sino Land Co. Ltd.	19,850	23,126
Sun Hung Kai Properties Ltd.	7,975	91,572
Wharf Real Estate Investment Co. Ltd.	6,759	25,986

(Cost $1,664,925)		1,402,319

India — 0.5%
Bajaj Auto Ltd.	519	18,604
Bharat Petroleum Corp. Ltd.	4,035	18,292
Bharti Infratel Ltd.	1,734	5,273
GAIL India Ltd.	9,566	11,683
Hero MotoCorp Ltd.	606	18,920
Hindustan Petroleum Corp. Ltd.	3,965	10,202
Indian Oil Corp. Ltd.	13,302	14,636

(Cost $123,475)		97,610

Indonesia — 1.0%
PT Adaro Energy Tbk	112,376	8,461
PT Bank Mandiri Persero Tbk	114,500	35,032
PT Bank Rakyat Indonesia Persero Tbk	340,900	68,834
PT Gudang Garam Tbk	2,985	9,960
PT Telekomunikasi Indonesia Persero Tbk	305,127	65,787
PT United Tractors Tbk	11,585	12,449

(Cost $227,632)		200,523

Israel — 0.2%
Bank Leumi Le-Israel BM (Cost $47,236)	8,923	47,221

Italy — 1.1%
Assicurazioni Generali SpA	6,816	94,658
Snam SpA	12,581	58,553
Terna Rete Elettrica Nazionale SpA	8,628	58,256

(Cost $229,478)		211,467

Japan — 12.2%
Amada Co. Ltd.	2,000	17,840
Asahi Kasei Corp.	7,700	60,751
Bridgestone Corp.	3,300	109,566
Canon, Inc.	6,170	127,083
Dai-ichi Life Holdings, Inc.	6,700	87,252
Daito Trust Construction Co. Ltd.	400	42,270
Daiwa House Industry Co. Ltd.	3,500	86,887
Isuzu Motors Ltd.	3,300	30,922
ITOCHU Corp.	8,300	177,964

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Japan (Continued)
Japan Tobacco, Inc.	7,409	$146,997
Komatsu Ltd.	5,400	109,268
Kuraray Co. Ltd.	1,900	19,964
Marubeni Corp.	10,200	49,544
Mitsubishi Chemical Holdings Corp.	8,000	47,101
Mitsubishi Gas Chemical Co., Inc.	1,000	14,888
MS&AD Insurance Group Holdings, Inc.	2,778	81,611
NGK Spark Plug Co. Ltd.	1,000	16,123
Nikon Corp.	1,900	17,460
Nippon Telegraph & Telephone Corp.	8,000	181,482
NSK Ltd.	2,500	18,286
NTT DOCOMO, Inc.	7,200	197,251
Pola Orbis Holdings, Inc.	600	11,673
Seiko Epson Corp.	1,700	19,156
Sekisui House Ltd.	3,875	73,824
Softbank Corp.	11,800	149,615
Sompo Holdings, Inc.	2,100	74,694
Subaru Corp.	3,848	84,954
Sumitomo Chemical Co. Ltd.	9,400	29,142
Sumitomo Electric Industries Ltd.	4,600	53,564
Sumitomo Heavy Industries Ltd.	700	15,984
T&D Holdings, Inc.	3,200	28,901
Tokio Marine Holdings, Inc.	3,900	168,981
Tosoh Corp.	1,600	22,247
Yamaha Motor Co. Ltd.	1,800	25,980
Yokohama Rubber Co. Ltd.	700	10,571

(Cost $2,619,591)		2,409,796

Luxembourg — 0.2%
Aroundtown SA (Cost $38,986)	7,092	38,986

Malaysia — 0.7%
HAP Seng Consolidated Bhd	5,182	8,928
Maxis Bhd	14,400	17,489
MISC Bhd	8,100	15,464
Petronas Gas Bhd	4,900	21,415
Public Bank Bhd	17,800	60,022
Sime Darby Bhd	15,600	7,499

(Cost $132,160)		130,817

Mexico — 0.4%
Coca-Cola Femsa SAB de CV	3,057	13,371
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,473	16,359
Grupo Mexico SAB de CV, Series B	19,215	41,226
Kimberly-Clark de Mexico SAB de CV, Class A	9,163	14,252

(Cost $86,713)		85,208

Netherlands — 0.3%
NN Group NV (Cost $55,200)	1,787	55,200

New Zealand — 0.2%
Spark New Zealand Ltd. (Cost $29,292)	11,599	31,747

	Number of Shares	Value
Norway — 0.7%
Equinor ASA	6,180	$89,742
Mowi ASA	2,704	50,922

(Cost $183,647)		140,664

Peru — 0.4%
Credicorp Ltd.	419	57,747
Southern Copper Corp. (a)	528	19,166

(Cost $75,882)		76,913

Philippines — 0.1%
Aboitiz Power Corp.	9,400	5,163
Globe Telecom, Inc.	227	10,287
International Container Terminal Services, Inc.	5,760	9,979

(Cost $23,222)		25,429

Poland — 0.3%
Polski Koncern Naftowy ORLEN SA	1,844	30,744
Powszechna Kasa Oszczednosci Bank Polski SA	5,385	29,990

(Cost $60,752)		60,734

Portugal — 0.6%
EDP — Energias de Portugal SA	15,690	73,703
Galp Energia SGPS SA	3,257	38,820

(Cost $113,747)		112,523

Qatar — 0.4%
Barwa Real Estate Co.	11,072	8,819
Industries Qatar QSC	11,143	24,085
Masraf Al Rayan QSC	22,561	24,290
Qatar Electricity & Water Co. QSC	3,560	14,588
Qatar Fuel QSC	2,991	13,144

(Cost $86,057)		84,926

Russia — 3.5%
Alrosa PJSC	15,374	14,364
Gazprom PJSC	73,145	207,037
Inter RAO UES PJSC	233,773	16,361
LUKOIL PJSC	2,563	190,208
Magnitogorsk Iron & Steel Works PJSC	12,862	7,363
MMC Norilsk Nickel PJSC	391	122,379
Mobile TeleSystems PJSC, ADR	2,728	24,252
Novolipetsk Steel PJSC	8,295	16,177
PhosAgro PJSC, GDR	820	11,316
Severstal PAO	1,438	19,025
Tatneft PJSC	8,776	66,092

(Cost $650,923)		694,574

Saudi Arabia — 2.5%
Advanced Petrochemical Co.	782	10,083
Al Rajhi Bank	7,520	112,475
Arab National Bank	3,939	20,714
Bank AlBilad	2,256	13,041
Bank Al-Jazira	2,466	7,364
Banque Saudi Fransi	3,714	29,406
Jarir Marketing Co.	361	13,047
National Commercial Bank	9,024	89,820

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Saudi Arabia (Continued)
Riyad Bank	7,825	$34,153
Samba Financial Group	6,016	37,721
Saudi British Bank	4,691	28,589
Saudi Telecom Co.	3,683	98,017

(Cost $581,857)		494,430

Singapore — 1.2%
Oversea-Chinese Banking Corp. Ltd.	20,400	123,405
Singapore Exchange Ltd.	5,241	30,703
Singapore Telecommunications Ltd.	50,446	88,871

(Cost $321,928)		242,979

South Africa — 1.5%
Absa Group Ltd.	4,381	20,178
Exxaro Resources Ltd.	1,655	11,634
FirstRand Ltd.	20,763	47,263
Kumba Iron Ore Ltd.	445	11,973
Mr Price Group Ltd.	1,455	10,729
Old Mutual Ltd.	29,262	18,640
Pick n Pay Stores Ltd.	2,084	6,299
Remgro Ltd.	3,129	24,664
RMB Holdings Ltd.	5,071	15,234
Sanlam Ltd.	11,538	37,023
SPAR Group Ltd.	1,188	11,806
Standard Bank Group Ltd.	7,975	45,965
Vodacom Group Ltd.	4,017	28,762

(Cost $572,452)		290,170

South Korea — 0.6%
Cheil Worldwide, Inc.	416	5,576
Doosan Bobcat, Inc.	306	5,856
KT&G Corp.	724	49,048
Samsung Fire & Marine Insurance Co. Ltd.	191	28,146
SK Telecom Co. Ltd.	125	21,801

(Cost $144,898)		110,427

Spain — 4.4%
ACS Actividades de Construccion y Servicios SA	1,583	40,411
Enagas SA	1,540	34,620
Endesa SA	1,951	46,334
Iberdrola SA	35,926	387,155
Industria de Diseno Textil SA	6,751	188,112
Mapfre SA	7,457	13,131
Naturgy Energy Group SA	1,880	34,913
Red Electrica Corp. SA	2,668	47,009
Repsol SA	8,653	80,563

(Cost $833,064)		872,248

Sweden — 0.1%
Lundin Energy AB (Cost $27,669)	1,148	27,669

Switzerland — 2.9%
Adecco Group AG	962	45,682
Baloise Holding AG	284	40,381
Swiss Life Holding AG	198	69,538
Swiss Prime Site AG	481	44,761
Swisscom AG	160	83,239

	Number of Shares	Value
Switzerland (Continued)
Zurich Insurance Group AG	926	$298,321

(Cost $588,930)		581,922

Taiwan — 3.2%
Asia Cement Corp.	13,000	18,856
Catcher Technology Co. Ltd.	4,473	32,477
Chicony Electronics Co. Ltd.	3,000	8,593
Compal Electronics, Inc.	24,837	15,800
CTBC Financial Holding Co. Ltd.	107,904	71,696
Eclat Textile Co. Ltd.	1,000	10,291
Far EasTone Telecommunications Co. Ltd.	9,570	20,622
Feng TAY Enterprise Co. Ltd.	2,000	12,057
First Financial Holding Co. Ltd.	61,330	46,674
Formosa Chemicals & Fibre Corp.	21,266	50,996
Formosa Petrochemical Corp.	7,298	21,317
Formosa Plastics Corp.	23,011	63,611
Formosa Taffeta Co. Ltd.	6,050	6,891
Foxconn Technology Co. Ltd.	5,934	10,652
Globalwafers Co. Ltd.	1,486	17,891
Lite-On Technology Corp.	12,802	20,509
Micro-Star International Co. Ltd.	4,394	14,781
Nien Made Enterprise Co. Ltd.	1,245	10,657
Novatek Microelectronics Corp.	4,037	27,563
Phison Electronics Corp.	971	8,893
Pou Chen Corp.	15,194	14,954
Powertech Technology, Inc.	3,695	11,937
Shanghai Commercial & Savings Bank Ltd.	20,000	28,510
Standard Foods Corp.	3,041	6,431
Taiwan Cement Corp.	28,449	40,317
Vanguard International Semiconductor Corp.	5,419	13,265
Walsin Technology Corp.	2,156	13,428
Zhen Ding Technology Holding Ltd.	3,808	15,156

(Cost $647,759)		634,825

Thailand — 0.6%
Bangkok Commercial Asset Management PCL, NVDR	11,000	8,161
Land & Houses PCL, NVDR	54,000	12,392
PTT PCL, NVDR	70,400	78,567
Siam Commercial Bank PCL, NVDR	5,600	13,027

(Cost $170,200)		112,147

Turkey — 0.0%
Ford Otomotiv Sanayi AS	589	5,341
TAV Havalimanlari Holding AS	1,531	4,556

(Cost $15,172)		9,897

United Arab Emirates — 0.4%
Aldar Properties PJSC	23,808	11,213
Dubai Islamic Bank PJSC	10,699	10,340
Emirates NBD Bank PJSC	7,670	18,042
Emirates Telecommunications Group Co. PJSC	10,900	46,411

(Cost $90,417)		86,006

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
United Kingdom — 13.3%
3i Group PLC	6,003	$61,227
Admiral Group PLC	1,182	34,092
Anglo American PLC	7,591	159,597
Barratt Developments PLC	6,306	38,747
British American Tobacco PLC	14,191	559,577
GlaxoSmithKline PLC	31,079	642,355
Imperial Brands PLC	5,858	106,208
Johnson Matthey PLC	1,190	31,086
Legal & General Group PLC	36,953	90,685
M&G PLC	16,066	27,807
National Grid PLC	21,694	248,356
Rio Tinto Ltd.	2,266	140,490
Rio Tinto PLC	6,978	372,078
Schroders PLC	775	28,313
Severn Trent PLC	1,464	44,181
Standard Life Aberdeen PLC	14,452	46,150

(Cost $2,811,158)		2,630,949

TOTAL COMMON STOCKS (Cost $21,886,944)		19,424,361

PREFERRED STOCKS — 1.5%
Brazil — 0.4%
Itausa — Investimentos Itau SA	28,473	46,449
Telefonica Brasil SA	2,727	23,670

(Cost $102,954)		70,119

Chile — 0.1%
Embotelladora Andina SA, Class B	2,478	5,912

	Number of Shares	Value
Chile (Continued)
Sociedad Quimica y Minera de Chile SA, Class B	760	$18,546

(Cost $28,255)		24,458

South Korea — 1.0%
Hyundai Motor Co.	172	7,819
Hyundai Motor Co. — 2nd Preferred	208	10,111
Samsung Electronics Co. Ltd.	5,100	176,458

(Cost $180,790)		194,388

TOTAL PREFERRED STOCKS (Cost $311,999)		288,965

SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (d)(e) (Cost $237,415)	237,415	237,415

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 0.12% (d) (Cost $128,203)	128,203	128,203

TOTAL INVESTMENTS — 101.3% (Cost $22,564,561)		$20,078,944
Other assets and liabilities, net — (1.3%)		(250,973)

NET ASSETS — 100.0%		$19,827,971

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (g)
—	265,988	(256,106)		(9,882)	—	272	—	—	—

SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (d)(e)
372,442	—	(135,027	)(f)	—	—	4,465	—	237,415	237,415

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 0.12% (d)
7,618	3,171,354	(3,050,769)		—	—	797	—	128,203	128,203

380,060	3,437,342	(3,441,902)		(9,882)	—	5,534	—	365,618	365,618

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $240,724, which is 1.2% of net assets.

(b)	Company declared its annual dividend during the 12-month period ended May, 31 2020, the scheduled payment date was subsequent to May, 31 2020.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at year end.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2020

(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $21,022.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.
(g)	Affiliated fund advised by DBX Advisors LLC.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI EAFE Futures	USD	1	$67,330	$86,280	6/19/2020	$18,950
MINI S&P/TSX 60 Futures	CAD	1	28,809	33,125	6/18/2020	4,316

Total unrealized appreciation						$23,266

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$19,424,361	$—	$—	$19,424,361
Preferred Stocks (h)	288,965	—	—	288,965
Short-Term Investments (h)	365,618	—	—	365,618
Derivatives (i)
Futures Contracts	23,266	—	—	23,266

TOTAL	$20,102,210	$—	$—	$20,102,210

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 98.7%
Australia — 4.6%
Aurizon Holdings Ltd.	446,485	$1,407,790
Coca-Cola Amatil Ltd.	115,920	674,062
Computershare Ltd.	105,303	915,692
Crown Resorts Ltd.	84,669	538,989
Fortescue Metals Group Ltd. (a)	385,830	3,559,985
Insurance Australia Group Ltd.	528,631	2,144,031
Medibank Pvt Ltd.	631,066	1,193,870
Qantas Airways Ltd.	154,589	409,439
Treasury Wine Estates Ltd.	162,302	1,040,731
Wesfarmers Ltd.	259,390	6,951,033

(Cost $18,692,548)		18,835,622

Belgium — 0.2%
Proximus SADP (Cost $957,664)	34,631	724,018

Denmark — 0.3%
Pandora A/S (Cost $1,128,436)	22,659	1,128,436

Finland — 1.8%
Elisa OYJ	32,393	2,031,505
Fortum OYJ	101,039	1,935,370
UPM-Kymmene OYJ	121,390	3,506,684

(Cost $7,580,789)		7,473,559

France — 10.7%
Faurecia SE*	16,548	637,993
Publicis Groupe SA	49,304	1,399,602
Sanofi	206,014	20,058,360
Sodexo SA	19,735	1,328,989
TOTAL SA	542,218	20,280,468

(Cost $48,402,774)		43,705,412

Germany — 9.6%
Allianz SE	95,047	17,214,242
Hannover Rueck SE	13,521	2,174,798
HOCHTIEF AG	6,763	595,056
METRO AG	38,013	355,015
Siemens AG	174,126	19,084,196

(Cost $42,629,183)		39,423,307

Hong Kong — 7.5%
BOC Hong Kong Holdings Ltd.	846,842	2,359,926
CK Asset Holdings Ltd.	582,266	3,166,367
CK Hutchison Holdings Ltd.	607,228	3,713,406
CK Infrastructure Holdings Ltd.	151,409	755,971
CLP Holdings Ltd.	370,029	3,625,816
Hang Lung Properties Ltd.	463,307	974,313
Hang Seng Bank Ltd.	175,313	2,666,676
Henderson Land Development Co. Ltd.	328,857	1,173,126
HKT Trust & HKT Ltd. (b)	865,832	1,230,998
Jardine Matheson Holdings Ltd.	49,200	1,975,380
Kerry Properties Ltd.	177,590	419,287
New World Development Co. Ltd.	1,407,483	1,418,197
Power Assets Holdings Ltd.	317,500	1,767,530
Sino Land Co. Ltd.	719,042	837,692
Sun Hung Kai Properties Ltd.	298,181	3,423,830

	Number of Shares	Value
Hong Kong (Continued)
Wharf Real Estate Investment Co. Ltd. (a)	242,515	$932,389

(Cost $35,563,367)		30,440,904

Israel — 0.4%
Bank Leumi Le-Israel BM (Cost $1,725,982)	326,042	1,725,415

Italy — 1.9%
Assicurazioni Generali SpA	251,782	3,496,673
Snam SpA	465,416	2,166,081
Terna Rete Elettrica Nazionale SpA	321,431	2,170,292

(Cost $8,152,600)		7,833,046

Japan — 21.0%
Amada Co. Ltd.	71,400	636,891
Asahi Kasei Corp.	281,200	2,218,592
Bridgestone Corp.	119,900	3,980,900
Canon, Inc.	231,034	4,758,569
Dai-ichi Life Holdings, Inc.	246,500	3,210,094
Daito Trust Construction Co. Ltd.	15,100	1,595,707
Daiwa House Industry Co. Ltd.	127,400	3,162,680
Isuzu Motors Ltd.	123,700	1,159,095
ITOCHU Corp.	303,900	6,516,072
Japan Tobacco, Inc.	277,600	5,507,681
Komatsu Ltd.	203,000	4,107,671
Kuraray Co. Ltd.	69,900	734,458
Mitsubishi Chemical Holdings Corp.	301,400	1,774,521
Mitsubishi Gas Chemical Co., Inc.	37,600	559,803
MS&AD Insurance Group Holdings, Inc.	99,700	2,928,951
NGK Spark Plug Co. Ltd.	33,000	532,056
Nikon Corp.	66,500	611,083
Nippon Telegraph & Telephone Corp.	292,300	6,630,911
NTT DOCOMO, Inc.	267,200	7,320,191
Pola Orbis Holdings, Inc.	20,200	392,994
Seiko Epson Corp.	62,300	702,021
Sekisui House Ltd.	146,624	2,793,389
Softbank Corp.	435,600	5,523,085
Sompo Holdings, Inc.	75,800	2,696,112
Subaru Corp.	142,200	3,139,395
Sumitomo Chemical Co. Ltd.	347,500	1,077,319
Sumitomo Electric Industries Ltd.	165,100	1,922,476
Sumitomo Heavy Industries Ltd.	23,500	536,594
T&D Holdings, Inc.	118,800	1,072,933
Tokio Marine Holdings, Inc.	144,900	6,278,305
Tosoh Corp.	56,900	791,165
Yamaha Motor Co. Ltd.	67,100	968,492

(Cost $88,994,351)		85,840,206

Luxembourg — 0.3%
Aroundtown SA (Cost $1,428,408)	259,841	1,428,408

Netherlands — 0.5%
NN Group NV (Cost $2,054,184)	66,500	2,054,184

New Zealand — 0.3%
Spark New Zealand Ltd. (Cost $1,122,049)	427,532	1,170,191

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Norway — 0.5%
Mowi ASA (Cost $2,229,519)	100,003	$1,883,258

Portugal — 1.0%
EDP — Energias de Portugal SA	583,485	2,740,896
Galp Energia SGPS SA	114,657	1,366,578

(Cost $4,061,622)		4,107,474

Singapore — 2.2%
Oversea-Chinese Banking Corp. Ltd.	753,900	4,560,524
Singapore Exchange Ltd.	184,150	1,078,790
Singapore Telecommunications Ltd.	1,855,998	3,269,729

(Cost $11,104,599)		8,909,043

Spain — 6.8%
ACS Actividades de Construccion y Servicios SA	58,188	1,485,449
Enagas SA	56,899	1,279,124
Endesa SA	72,293	1,716,864
Iberdrola SA	1,325,846	14,287,919
Industria de Diseno Textil SA	247,154	6,886,795
Mapfre SA	247,485	435,784
Red Electrica Corp. SA	98,599	1,737,279

(Cost $26,015,150)		27,829,214

Sweden — 0.2%
Lundin Energy AB (Cost $1,003,578)	41,639	1,003,578

Switzerland — 5.2%
Adecco Group AG	34,749	1,650,098
Baloise Holding AG	10,382	1,476,196
Swiss Life Holding AG	7,246	2,544,811
Swiss Prime Site AG	17,319	1,611,657
Swisscom AG	5,908	3,073,611
Zurich Insurance Group AG	34,178	11,010,816

(Cost $21,075,299)		21,367,189

United Kingdom — 23.7%
3i Group PLC	215,533	2,198,324

	Number of Shares	Value
United Kingdom (Continued)
Admiral Group PLC	43,650	$1,258,992
Anglo American PLC	280,781	5,903,286
Barratt Developments PLC	231,345	1,421,479
British American Tobacco PLC	522,009	20,583,752
GlaxoSmithKline PLC	962,540	19,894,227
Imperial Brands PLC	214,572	3,890,264
Johnson Matthey PLC	42,876	1,120,051
Legal & General Group PLC	1,363,174	3,345,305
M&G PLC	583,127	1,009,288
National Grid PLC	800,030	9,158,856
Rio Tinto Ltd.	84,604	5,245,358
Rio Tinto PLC	255,734	13,636,154
Schroders PLC	28,519	1,041,875
Severn Trent PLC	54,331	1,639,606
SSE PLC	234,606	3,600,889
Standard Life Aberdeen PLC	531,572	1,697,503

(Cost $98,418,603)		96,645,209

TOTAL COMMON STOCKS (Cost $422,340,705)		403,527,673

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (c)(d) (Cost $5,636,041)	5,636,041	5,636,041

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.12% (c) (Cost $802,916)	802,916	802,916

TOTAL INVESTMENTS — 100.3% (Cost $428,779,662)		$409,966,630
Other assets and liabilities, net — (0.3%)		(1,295,113)

NET ASSETS — 100.0%		$408,671,517

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (c)(d)
9,051,557	—	(3,415,516	)(e)	—	—	41,229	—	5,636,041	5,636,041

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.12% (c)
—	25,722,314	(24,919,398)		—	—	6,140	—	802,916	802,916

9,051,557	25,722,314	(28,334,914)		—	—	47,369	—	6,438,957	6,438,957

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $6,642,922, which is 1.6% of net assets.

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2020

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,486,770.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX 50 Futures	EUR	11	$353,244	$372,704	6/19/2020	$19,460
FTSE 100 Index Futures	GBP	5	352,043	374,630	6/19/2020	22,587
MSCI EAFE Futures	USD	47	3,708,360	4,055,160	6/19/2020	346,800

Total unrealized appreciation						$388,847

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$403,527,673	$—	$—	$403,527,673
Short-Term Investments (f)	6,438,957	—	—	6,438,957
Derivatives (g)
Futures Contracts	388,847	—	—	388,847

TOTAL	$410,355,477	$—	$—	$410,355,477

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2020

	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Assets
Investment in non-affiliated securities at value	$9,797,849	$14,175,952	$18,243,897	$95,441,452
Investment in affiliated securities at value	10,139	—	—	—
Investment in DWS Government Money Market Series	83,235	127,325	121,095	—
Investment in DWS Government & Agency Securities Portfolio*	10,080	—	102,098	—
Cash	—	175,583	44,074	561,302
Receivables:
Investment securities sold	82,712	222,638	298,774	—
Interest	79,740	207,153	316,826	1,146,418
Securities lending income	3	—	20	—

Total assets	$10,063,758	$14,908,651	$19,126,784	$97,149,172

Liabilities
Payable upon return of securities loaned	$10,080	$—	$102,098	$—
Payables:
Investment securities purchased	143,848	467,815	450,148	—
Investment advisory fees	1,089	3,275	2,442	11,863

Total liabilities	155,017	471,090	554,688	11,863

Net Assets, at value	$9,908,741	$14,437,561	$18,572,096	$97,137,309

Net Assets Consist of
Paid-in capital	$10,701,174	$15,538,678	$20,165,027	$95,327,868
Distributable earnings (loss)	(792,433)	(1,101,117)	(1,592,931)	1,809,441

Net Assets, at value	$9,908,741	$14,437,561	$18,572,096	$97,137,309

Number of Common Shares outstanding	450,001	700,001	950,001	3,500,001

Net Asset Value	$22.02	$20.63	$19.55	$27.75

Investment in non-affiliated securities at cost	$9,301,851	$14,066,792	$17,697,729	$93,824,302

Investment in affiliated securities at cost	$9,859	$—	$—	$—

Value of securities loaned	$9,844	$—	$98,615	$—

Investment in DWS Government Money Market Series at cost	$83,235	$127,325	$121,095	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$10,080	$—	$102,098	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2020

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Assets
Investment in non-affiliated securities at value	$19,713,326	$403,527,673
Investment in DWS Government Money Market Series	128,203	802,916
Investment in DWS Government & Agency Securities Portfolio*	237,415	5,636,041
Foreign currency at value	87,779	3,294,135
Deposit with broker for futures contracts	13,111	521,366
Foreign tax receivable	258	—
Receivables:
Investment securities sold	4,441,677	142,212,641
Variation margin on futures contracts	5,037	—
Dividends	64,556	1,262,578
Interest	4	64
Securities lending income	366	13,591
Foreign tax reclaim	21,299	310,127

Total assets	$24,713,031	$557,581,132

Liabilities
Payable upon return of securities loaned	237,415	5,636,041
Payables:
Investment securities purchased	4,644,393	143,132,343
Investment advisory fees	3,252	66,642
Variation margin on futures contracts	—	74,589

Total liabilities	4,885,060	148,909,615

Net Assets, at value	$19,827,971	$408,671,517

Net Assets Consist of
Paid-in capital	$25,836,406	$478,772,859
Distributable earnings (loss)	(6,008,435)	(70,101,342)

Net Assets, at value	$19,827,971	$408,671,517

Number of Common Shares outstanding	950,001	20,550,001

Net Asset Value	$20.87	$19.89

Investment in non-affiliated securities at cost	$22,198,943	$422,340,705

Value of securities loaned	$240,724	$6,642,922

Investment in DWS Government Money Market Series at cost	$128,203	$802,916

Investment in DWS Government & Agency Securities Portfolio at cost*	$237,415	$5,636,041

Non-cash collateral for securities on loan	$21,022	$1,486,770

Foreign currency at cost	$87,273	$3,227,038

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2020

	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Investment Income
Unaffiliated interest income*	$220,450	$436,139	$62,905	$2,227,315
Affiliated interest income	621	—	—	—
Income distributions from affiliated funds	1,089	2,066	512,040	—
Affiliated securities lending income	378	86	16,133	—

Total investment income	222,538	438,291	591,078	2,227,315

Expenses
Investment advisory fees	15,743	45,239	31,614	116,392
Other expenses	25	25	32	57

Total expenses	15,768	45,264	31,646	116,449

Less fees waived (see note 3):
Waiver	(59)	(125)	(13,469)	—

Net expenses	15,709	45,139	18,177	116,449

Net investment income (loss)	206,829	393,152	572,901	2,110,866

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	152,893	51,312	(4,574)	181,910
Investments in affiliates	—	—	(819,744)	—
In-kind redemptions	202,479	325,963	—	317,345
In-kind redemptions in affiliates	537	—	—	—
Futures contracts	(735,542)	(653,425)	(592,026)	—

Net realized gain (loss)	(379,633)	(276,150)	(1,416,344)	499,255
Net change in unrealized appreciation (depreciation) on:
Investments	390,487	96,645	546,168	(806,061)
Investments in affiliates	446	—	88,130	—
Futures contracts	51,126	45,942	26,025	—

Net change in unrealized appreciation (depreciation)	442,059	142,587	660,323	(806,061)

Net realized and unrealized gain (loss) on investments and futures	62,426	(133,563)	(756,021)	(306,806)

Net Increase (Decrease) in Net Assets Resulting from Operations	$269,255	$259,589	$(183,120)	$1,804,060

* Unaffiliated foreign tax withheld	$25	$—	$—	$—

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2020

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Investment Income
Unaffiliated dividend income*	$1,091,531	$14,375,099
Affiliated dividend income	797	—
Income distributions from affiliated funds	272	6,140
Affiliated securities lending income	4,465	41,229
Unaffiliated securities lending income, net of borrower rebates	—	28,279

Total investment income	1,097,065	14,450,747

Expenses
Investment advisory fees	52,946	711,447
Other expenses	57	171

Total expenses	53,003	711,618

Less fees waived (see note 3):
Waiver	(35)	(358)

Net expenses	52,968	711,260

Net investment income (loss)	1,044,097	13,739,487

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(2,679,644)	(52,408,992)
Investments in affiliates	(9,882)	—
In-kind redemptions	631,838	8,916,402
Futures contracts	(21,788)	(538,447)
Foreign currency transactions	(9,417)	(134,136)

Net realized gain (loss)	(2,088,893)	(44,165,173)
Net change in unrealized appreciation (depreciation) on:
Investments***	(605,954)	1,557,824
Futures contracts	22,896	405,043
Foreign currency translations	1,537	90,364

Net change in unrealized appreciation (depreciation)	(581,521)	2,053,231

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(2,670,414)	(42,111,942)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,626,317)	$(28,372,455)

* Unaffiliated foreign tax withheld	$121,014	$1,095,662
** Net of foreign taxes	$282	$—
*** Net of change in deferred foreign taxes	$(772)	$—

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF		Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
	Year Ended May 31,		Year Ended May 31,
	2020	2019	2020	2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$206,829	$318,263	$393,152	$344,329
Net realized gain (loss)	(379,633)	(495,969)	(276,150)	(417,236)
Net change in net unrealized appreciation (depreciation)	442,059	387,134	142,587	303,992

Net increase (decrease) in net assets resulting from operations	269,255	209,428	259,589	231,085

Distributions to Shareholders	(213,862)	(517,208)	(384,666)	(692,585)

Fund Shares Transactions
Proceeds from shares sold	5,325,572	—	19,649,326	—
Value of shares redeemed	(2,383,293)	(2,319,160)	(12,017,544)	(1,134,129)

Net increase (decrease) in net assets resulting from fund share transactions	2,942,279	(2,319,160)	7,631,782	(1,134,129)

Total net increase (decrease) in Net Assets	2,997,672	(2,626,940)	7,506,705	(1,595,629)

Net Assets
Beginning of year	6,911,069	9,538,009	6,930,856	8,526,485

End of year	$9,908,741	$6,911,069	$14,437,561	$6,930,856

Changes in Shares Outstanding
Shares outstanding, beginning of year	300,001	400,001	300,001	350,001
Shares sold	250,000	—	900,000	—
Shares redeemed	(100,000)	(100,000)	(500,000)	(50,000)

Shares outstanding, end of year	450,001	300,001	700,001	300,001

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF
	Year Ended May 31,		Year Ended May 31,
	2020	2019	2020	2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$572,901	$358,227	$2,110,866	$1,678,179
Net realized gain (loss)	(1,416,344)	(231,945)	499,255	(150,370)
Net change in net unrealized appreciation (depreciation)	660,323	(64,162)	(806,061)	2,904,660

Net increase (decrease) in net assets resulting from operations	(183,120)	62,120	1,804,060	4,432,469

Distributions to Shareholders	(514,773)	(371,816)	(1,935,086)	(1,651,620)

Fund Shares Transactions
Proceeds from shares sold	12,754,870	4,533,388	33,722,192	8,070,798
Value of shares redeemed	—	(1,110,970)	(4,325,592)	(1,322,758)

Net increase (decrease) in net assets resulting from fund share transactions	12,754,870	3,422,418	29,396,600	6,748,040

Total net increase (decrease) in Net Assets	12,056,977	3,112,722	29,265,574	9,528,889

Net Assets
Beginning of year	6,515,119	3,402,397	67,871,735	58,342,846

End of year	$18,572,096	$6,515,119	$97,137,309	$67,871,735

Changes in Shares Outstanding
Shares outstanding, beginning of year	300,001	150,001	2,450,001	2,200,001
Shares sold	650,000	200,000	1,200,000	300,000
Shares redeemed	—	(50,000)	(150,000)	(50,000)

Shares outstanding, end of year	950,001	300,001	3,500,001	2,450,001

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
	Year Ended May 31,		Year Ended May 31,
	2020	2019	2020	2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,044,097	$1,343,868	$13,739,487	$12,328,103
Net realized gain (loss)	(2,088,893)	(395,647)	(44,165,173)	(4,217,333)
Net change in net unrealized appreciation (depreciation)	(581,521)	(1,493,585)	2,053,231	(20,084,730)

Net increase (decrease) in net assets resulting from operations	(1,626,317)	(545,364)	(28,372,455)	(11,973,960)

Distributions to Shareholders	(1,173,193)	(1,185,503)	(13,640,273)	(7,131,535)

Fund Shares Transactions
Proceeds from shares sold	9,841,629	16,381,277	266,608,659	280,085,371
Value of shares redeemed	(10,905,892)	(17,651,055)	(60,156,321)	(40,438,708)

Net increase (decrease) in net assets resulting from fund share transactions	(1,064,263)	(1,269,778)	206,452,338	239,646,663

Total net increase (decrease) in Net Assets	(3,863,773)	(3,000,645)	164,439,610	220,541,168

Net Assets
Beginning of year	23,691,744	26,692,389	244,231,907	23,690,739

End of year	$19,827,971	$23,691,744	$408,671,517	$244,231,907

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,000,001	1,050,001	11,100,001	1,000,001
Shares sold	400,000	650,000	12,200,000	11,850,000
Shares redeemed	(450,000)	(700,000)	(2,750,000)	(1,750,000)

Shares outstanding, end of year	950,001	1,000,001	20,550,001	11,100,001

See Notes to Financial Statements.	60

DBX ETF Trust

Financial Highlights

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF Selected Per Share Data	Years Ended May 31,
	2020		2019	2018	2017	2016
Net Asset Value, beginning of year	$23.04		$23.84	$24.09	$23.79	$24.63

Income (loss) from investment operations:
Net investment income (loss)(a)	0.73		0.83	0.78	0.73	0.71
Net realized and unrealized gain (loss)	(0.98	)(b)	(0.32)	(0.28)	0.39	(0.73)

Total from investment operations	(0.25)		0.51	0.50	1.12	(0.02)

Less distributions from:
Net investment income	(0.77)		(0.83)	(0.75)	(0.82)	(0.82)
Net realized gains	—		(0.48)	—	—	—

Total distributions	(0.77)		(1.31)	(0.75)	(0.82)	(0.82)

Net Asset Value, end of year	$22.02		$23.04	$23.84	$24.09	$23.79

Total Return (%)	(1.16	)(c)	2.28 (c)	2.05	4.79	(0.04)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	10		7	10	6	5
Ratio of expenses before fee waiver (%)	0.24		0.25	0.25	0.25	0.25
Ratio of expenses after fee waiver (%)	0.24		0.25	0.25	0.25	0.25
Ratio of net investment income (loss) (%)	3.18		3.53	3.22	3.04	3.00
Portfolio turnover rate (%)(d)	57		25	33	26	14

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF Selected Per Share Data	Years Ended May 31,
	2020		2019	2018	2017	2016
Net Asset Value, beginning of year	$23.10		$24.36	$24.91	$23.96	$25.03

Income (loss) from investment operations:
Net investment income (loss)(a)	0.89		1.05	0.99	1.07	1.07
Net realized and unrealized gain (loss)	(2.37)		(0.29)	(0.48)	1.18	(0.80)

Total from investment operations	(1.48)		0.76	0.51	2.25	0.27

Less distributions from:
Net investment income	(0.99)		(1.04)	(1.02)	(1.30)	(1.26)
Net realized gains	—		(0.98)	(0.04)	—	(0.08)

Total distributions	(0.99)		(2.02)	(1.06)	(1.30)	(1.34)

Net Asset Value, end of year	$20.63		$23.10	$24.36	$24.91	$23.96

Total Return (%)	(6.79	)(c)	3.31 (c)	2.03	9.61	1.22

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	14		7	9	6	6
Ratio of expenses before fee waiver (%)	0.44		0.45	0.45	0.47	0.50
Ratio of expenses after fee waiver (%)	0.44		0.45	0.45	0.47	0.50
Ratio of net investment income (loss) (%)	3.85		4.37	3.94	4.35	4.45
Portfolio turnover rate (%)(d)	26		31	48	35	15

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	61

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF Selected Per Share Data	Years Ended May 31,
	2020		2019	2018	2017	2016
Net Asset Value, beginning of year	$21.72		$22.68	$23.42	$22.23	$24.57

Income (loss) from investment operations:
Net investment income (loss)(a)	1.26		1.32	1.27	1.17	1.08
Net realized and unrealized gain (loss)	(2.19)		(0.82)	(0.53)	1.30	(2.10)

Total from investment operations	(0.93)		0.50	0.74	2.47	(1.02)

Less distributions from:
Net investment income	(1.24)		(1.46)	(1.48)	(1.28)	(1.32)

Total distributions	(1.24)		(1.46)	(1.48)	(1.28)	(1.32)

Net Asset Value, end of year	$19.55		$21.72	$22.68	$23.42	$22.23

Total Return (%)	(4.58	)(b)	2.18 (b)	3.24 (b)	11.40	(4.06)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	19		7	3	11	9
Ratio of expenses before fee waiver (%)	0.33	(c)	0.35 (c)	0.35 (c)	0.39	0.45
Ratio of expenses after fee waiver (%)	0.19	(c)	0.14 (c)	0.33 (c)	0.39	0.45
Ratio of net investment income (loss) (%)	6.06		5.91	5.47	5.08	4.81
Portfolio turnover rate (%)(d)	113		19	50	33	35

Xtrackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	Years Ended May 31,
	2020		2019	2018	2017	2016
Net Asset Value, beginning of year	$27.70		$26.52	$26.71	$27.17	$25.49

Income (loss) from investment operations:
Net investment income (loss)(a)	0.76		0.75	0.70	0.66	0.80
Net realized and unrealized gain (loss)	(0.00	)(e)	1.18	(0.20)	(0.46)	1.67

Total from investment operations	0.76		1.93	0.50	0.20	2.47

Less distributions from:
Net investment income	(0.71)		(0.75)	(0.69)	(0.66)	(0.79)

Total distributions	(0.71)		(0.75)	(0.69)	(0.66)	(0.79)

Net Asset Value, end of year	$27.75		$27.70	$26.52	$26.71	$27.17

Total Return (%)	2.77		7.45 (b)	1.87	0.77	9.89

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	97		68	58	60	37
Ratio of expenses before fee waiver (%)	0.15		0.25	0.30	0.30	0.30
Ratio of expenses after fee waiver (%)	0.15		0.22	0.30	0.30	0.30
Ratio of net investment income (loss) (%)	2.72		2.85	2.61	2.50	3.07
Portfolio turnover rate (%)(d)	12		25	28	0	13

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invested in other ETFs and indirectly bore its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund had invested. This ratio does not included these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Less than 0.005.

See Notes to Financial Statements.	62

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Selected Per Share Data	Years Ended May 31,						Period Ended 5/31/2016(a)
	2020		2019		2018	2017
Net Asset Value, beginning of period	$23.69		$25.42		$26.14	$22.96	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.94		1.21		1.35	1.02	0.70
Net realized and unrealized gain (loss)	(2.78)		(1.92)		(1.20)	3.07	(2.38)

Total from investment operations	(1.84)		(0.71)		0.15	4.09	(1.68)

Less distributions from:
Net investment income	(0.98)		(1.02)		(0.87)	(0.60)	(0.36)
Net realized gains	—		—		—	(0.31)	—

Total distributions	(0.98)		(1.02)		(0.87)	(0.91)	(0.36)

Net Asset Value, end of period	$20.87		$23.69		$25.42	$26.14	$22.96

Total Return (%)	(8.19	)(c)	(2.82	)(c)	0.54	18.17	(6.67	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	20		24		27	4	3
Ratio of expenses before fee waiver (%)	0.20		0.20		0.32	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.20		0.20		0.32	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.94		4.96		5.29	4.17	3.83	*
Portfolio turnover rate (%)(d)	40		30		76	36	33	**

Xtrackers MSCI EAFE High Dividend Yield Equity ETF Selected Per Share Data	Years Ended May 31,						Period Ended 5/31/2016(a)
	2020		2019		2018	2017
Net Asset Value, beginning of period	$22.00		$23.69		$24.99	$23.16	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.85		1.36		1.50	1.06	0.88
Net realized and unrealized gain (loss)	(2.00)		(2.25)		(1.99)	3.03	(2.17)

Total from investment operations	(1.15)		(0.89)		(0.49)	4.09	(1.29)

Less distributions from:
Net investment income	(0.96)		(0.80)		(0.81)	(0.95)	(0.38)
Net realized gains	—		—		—	(1.31)	(0.17)

Total distributions	(0.96)		(0.80)		(0.81)	(2.26)	(0.55)

Net Asset Value, end of period	$19.89		$22.00		$23.69	$24.99	$23.16

Total Return (%)	(5.58	)(c)	(3.76	)(c)	(2.02)	18.93 (e)	(5.08	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	409		244		24	5	5
Ratio of expenses before fee waiver (%)	0.20		0.20		0.33	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.20		0.20		0.33	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.86		6.06		6.28	4.48	4.86	*
Portfolio turnover rate (%)(d)	57		20		56	41	33	**

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.32%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	63

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2020, the Trust consists of thirty-four investment series of exchange-traded funds (“ETFs”)(each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF*
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF**
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF***
Xtrackers Municipal Infrastructure Revenue Bond ETF
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

The Advisor, an indirect, wholly-owned subsidiary of DWS Group GmbH & Co.KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF offer shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, (“NAV”) only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF*	Bloomberg Barclays MSCI US Corpo-rate Sustainability SRI Sector/Credit/Maturity Neutral Index*
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF**	J.P. Morgan ESG EMBI Global Diversified Sovereign Index**
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF***	J.P. Morgan ESG DM Corporate High Yield USD Index***
Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	MSCI ACWI ex USA High Dividend Yield Index
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

*

On May 12, 2020, the Fund changed its name from Xtrackers Investment Grade Bond — Interest Rate Hedged ETF to Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF and its Underlying Index from Solactive Investment Grade Bond — Interest Rate Hedged Index to the Bloomberg Barclays MSCI US Corpo-rate Sustainability SRI Sector/Credit/Maturity Neutral Index.

**

On May 12, 2020, the Fund changed its name from Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF to Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and its Underlying Index from Solactive Emerging Markets Bond — Interest Rate Hedged Index to the J.P. Morgan ESG EMBI Global Diversified Sovereign Index.

***

On May 12, 2020, the Fund changed its name from Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF to Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and its Underlying Index from Solactive High Yield Corporate Bond — Interest Rate Hedged Index to the J.P. Morgan ESG DM Corporate High Yield USD Index.

64

DBX ETF Trust

Notes to Financial Statements (Continued)

The Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg Barclays US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects. Under normal circumstances, the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index is reconstituted and rebalanced on a monthly basis.

The J.P. Morgan ESG EMBI Global Diversified Sovereign Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan EMBI Global Diversified Sovereign Index, resulting in a broad emerging markets sovereign debt market exposure with ESG aspects. The J.P. Morgan ESG DM Corporate High Yield USD Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan DM High Yield USD Index (a USD denominated high yield corporate bond index of developed market issuers), resulting in a broad high yield fixed income market exposure with ESG aspects. Under normal circumstances, the J.P. Morgan Indices are reconstituted and rebalanced on a monthly basis.

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF are diversified series of the Trust. Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund, with the exception of Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

65

DBX ETF Trust

Notes to Financial Statements (Continued)

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of

66

DBX ETF Trust

Notes to Financial Statements (Continued)

the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Accounting Standard Update    In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables-Nonrefundable fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. Effective June 1, 2019 the Funds adopted ASU 2017-08 with no material impact to the Funds.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2020, the Funds did not incur any interest or penalties.

67

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$16,561	$(1,303,211)	$494,217	$(792,433)
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	44,922	(1,228,250)	82,211	(1,101,117)
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	62,965	(2,199,846)	543,950	(1,592,931)
Xtrackers Municipal Infrastructure Revenue Bond ETF	333,944	(141,653)	1,617,150	1,809,441
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	260,731	(3,620,446)	(2,648,720)	(6,008,435)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	5,534,934	(48,648,842)	(26,987,434)	(70,101,342)

The tax character of dividends and distributions declared for the years ended May 31, 2020 and May 31, 2019 were as follows:

	Year Ended May 31, 2020
	Ordinary Income*	Tax-Exempt
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$213,862	$—
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	384,666	—
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	514,773	—
Xtrackers Municipal Infrastructure Revenue Bond ETF	—	1,935,086
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	1,173,193	—
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	13,640,273	—

	Year Ended May 31, 2019
	Ordinary Income*	Tax-Exempt	Long Term Capital Gains
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$378,453	$—	$138,755
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	479,978	—	212,607
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	371,816	—	—
Xtrackers Municipal Infrastructure Revenue Bond ETF	—	1,651,620	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	1,185,503	—	—
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	7,131,535	—	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$534,428	$768,783	$1,303,211
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	454,690	773,560	1,228,250
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	722,743	1,477,103	2,199,846
Xtrackers Municipal Infrastructure Revenue Bond ETF	118,771	22,882	141,653
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	1,036,232	2,584,214	3,620,446
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	18,487,982	30,160,860	48,648,842

68

DBX ETF Trust

Notes to Financial Statements (Continued)

For the fiscal year ended May 31, 2020, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to the recognition of certain foreign currency gain (losses) as ordinary income (loss), redemptions-in-kind and passive foreign investment companies (“PFICs”).

	Distributable earnings (loss)	Paid-In Capital
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$(201,252)	$201,252
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	(301,750)	301,750
Xtrackers Municipal Infrastructure Revenue Bond ETF	(317,345)	317,345
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	(333,372)	333,372
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	(8,495,772)	8,495,772

As of May 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$9,407,086	$494,217	$497,447	$(3,230)
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	14,221,066	82,211	469,057	(386,846)
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	17,923,140	543,950	592,906	(48,956)
Xtrackers Municipal Infrastructure Revenue Bond ETF	93,824,302	1,617,150	2,721,835	(1,104,685)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	22,733,654	(2,650,394)	587,223	(3,237,617)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	437,036,347	(27,069,717)	7,157,930	(34,227,647)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in

69

DBX ETF Trust

Notes to Financial Statements (Continued)

any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Corporate Bonds	$10,080	$—	$—	$—	$10,080

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$10,080

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Corporate Bonds	$102,098	$—	$—	$—	$102,098

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$102,098

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Common Stocks	$237,415	$—	$106	$20,916	$258,437

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$258,437

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Common Stocks	$5,636,041	$—	$—	$1,486,770	$7,122,811

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$7,122,811

As of May 31, 2020, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF had no securities on loan.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2020, Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF entered into short U.S. Treasury futures contracts to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of each Fund’s long bond investments and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in

70

DBX ETF Trust

Notes to Financial Statements (Continued)

order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2020 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$23,266	Unrealized depreciation on futures contracts*	$—

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$388,847	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Total
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$(735,542)	$—	$(735,542)
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	(653,425)	—	(653,425)
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	(592,026)	—	(592,026)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	(21,788)	(21,788)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	—	(538,447)	(538,447)

71

DBX ETF Trust

Notes to Financial Statements (Continued)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Total
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$51,126	$—	$51,126
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	45,942	—	45,942
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	26,025	—	26,025
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	22,896	22,896
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	—	405,043	405,043

For the year ended May 31, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$(5,758,602)
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	(8,384,434)
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	(8,081,784)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	167,351
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	2,225,296

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, for the period from June 1, 2019 through May 11, 2020, the Advisor was entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	0.25%
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	0.45%
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	0.35%

For the period from June 1, 2019 through May 11, 2020, the Advisor for the Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF had contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in the Underlying Funds. For the period from June 1, 2019 through May 11, 2020, the Advisor waived $13,414 of expenses to the Fund.

72

DBX ETF Trust

Notes to Financial Statements (Continued)

Effective May 12, 2020, the Board of Trustees approved a reduction in the unitary management fee to the Funds below, at an annual rate equal to:

Unitary Management Fee
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	0.15%
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	0.35%
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	0.20%

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended May 31, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$59
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	125
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	55
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	35
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	358

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$8,362,644	$3,728,460
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	20,817,925	2,472,656
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	18,624,688	10,865,783
Xtrackers Municipal Infrastructure Revenue Bond ETF	23,821,199	9,281,498
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	10,508,708	12,905,722
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	208,800,330	201,148,865

73

DBX ETF Trust

Notes to Financial Statements (Continued)

For the year ended May 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$—	$2,307,186
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	—	11,348,045
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	4,166,886	—
Xtrackers Municipal Infrastructure Revenue Bond ETF	19,625,430	4,294,950
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	7,827,181	6,576,765
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	253,034,268	58,484,915

5. Fund Share Transactions

As of May 31, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2020, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	52%
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	64%
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	50%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

8. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

74

DBX ETF Trust

Notes to Financial Statements (Continued)

9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2020.

Pro-rata Share
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$525,000
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	525,000
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	525,000

10. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on a Fund and its investments. A prolonged disruption may result in a Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

11. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DBX Advisors LLC or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries (except for Harvest Global Management Limited which is partially owned by DWS Group), is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory services to the Funds absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory services to the Funds and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Funds, and in accordance with the desire of the Board of the Funds, the DWS Service Providers continue to provide investment advisory services to the Funds. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Funds that they do not believe the Consent Order will have any material impact on the Funds or the ability of the DWS Service Providers to provide services for the Funds.

75

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (formerly, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF), Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (formerly, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF), Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (formerly, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF), Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, and Xtrackers MSCI EAFE High Dividend Yield Equity ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (formerly, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF), Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (formerly, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF), Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (formerly, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF), Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, and Xtrackers MSCI EAFE High Dividend Yield Equity ETF, (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust), including the schedules of investments, as of May 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at May 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (formerly, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (formerly, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF)

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (formerly, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF)

Xtrackers Municipal Infrastructure Revenue Bond ETF

	For the year ended May 31, 2020	For each of the two years in the period ended May 31, 2020	For each of the five years in the period ended May 31, 2020

76

DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Xtrackers MSCI EAFE High Dividend Yield Equity ETF	For the year ended May 31, 2020	For each of the two years in the period ended May 31, 2020	For each of the four years in the period ended May 31, 2020 and the period from August 12, 2015 (commencement of operations) to May 31, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 27, 2020

77

DBX ETF Trust

Liquidity Risk Management (Unaudited)

All Funds

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on calculations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

78

DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	34	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	34	-
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	34	(Chairman of) Ilex Management Ltd; Old Westbury Funds

79

DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016-present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014–present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018–present) and the Advisor (2016–present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Diane Kenneally(6) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Director(3) in DWS; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(6) (1962) Secretary, 2020-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); Assistant Secretary of DBX ETF Trust (2019-2020); Assistant Secretary (July 14, 2006-December 31, 2010) and Secretary (January 31, 2006-July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

80

DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(6) (1962) Assistant Secretary, 2020-present	Managing Director(3) in DWS US Retail Legal; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017).
Paul Antosca(6) (1957) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(6) (1959) Assistant Treasurer, 2019-present	Director(3) in DWS.
Sheila Cadogan(6) (1966) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Michelle Goveia-Pine(5) (1970) Interim Anti-Money Laundering Compliance Officer, since July 9, 2020	Director(3) in DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); and Interim AML Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since July 10, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020).

(1) The length of time served is represented by the year in which the Board Member joined the Board.

(2) As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3) Executive title, not a board directorship.

(4) The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.

(5) Address: 875 Third Avenue, New York, New York 10022.

(6) Address: One International Place, Boston, Massachusetts 02110.

(7) Address: BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place, Brooklyn, NY 11217.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

81

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contract (Unaudited)

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P Morgan ESG USD High Yield Corporate Bond ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 26-27, 2020 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (now known as Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF), Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (now known as Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF), Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (now known as Xtrackers J.P Morgan ESG USD High Yield Corporate Bond ETF), Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 26 and February 27, 2020. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and

82

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contract (Unaudited) (Continued)

filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the

83

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contract (Unaudited) (Continued)

Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

84

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended May 31, 2020.

Qualified Dividend Income*
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	75%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	80%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$1,212,797	$98,496
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	15,473,089	719,430

85

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

86

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. With respect to ESHY, ESCR and ESEB, investing in securities that meet ESG criteria may result in the fund forgoing otherwise attractive opportunities, which may result in underperformance when compared to funds that do not consider ESG factors. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. ESEB and HDEF are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

ESHY and ESEB are not sponsored, endorsed, or promoted by JP Morgan Chase & Co. (“JP Morgan”) and JP Morgan bears no liability with respect to any index on which such fund is based. The accuracy, completeness or relevance of the information which has been obtained from external sources cannot be guaranteed, although it has been obtained from sources reasonably believed to be reliable. Subject to any applicable law, JP Morgan shall not assume any liability in this respect. The index described herein is a proprietary J.P. Morgan index. The prospectus contains a detailed description of the limited relationship that JP Morgan has with DBX Advisors, LLC. Index provider website: www.jpmorgan.com/country/US/en/jpmorgan/investbk/solutioins/research/indices/composition.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with, and neither approves, endorses, reviews or recommends the Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index, and neither shall be liable in any way to the DBX Advisors LLC, investors in the Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF or other third parties in respect of the use or accuracy of the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index or any data included therein.

RVNU is not sponsored, endorsed, sold or promoted in any other manner by Solactive AG (the “Licensor”) nor does the trade mark or the Index Price at any time or in any other respect.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35362-7 (7/20) DBX004444 (7/21)

May 31, 2020

Annual Report

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholders,

We are pleased to provide this annual report for our flagship ETFs tracking China’s equity market for the period ended May 31, 2020.

During 2019-20, most economies across the globe experienced contractions following trade deficits, volatile energy prices and coronavirus-related disruptions. Economies focused their efforts through the initial phase of the review period on ensuring favorable employment rates, achieving target inflation levels, improving corporate earnings and driving expansion. However, as the coronavirus pandemic and its entailing shutdowns became more obvious, economies displayed concurrent absence in GDP1 growth. Almost all major economies endured commercial and social lockdowns, leading to a near collapse of small businesses and substantial fall in industrial and employment activities.

The Chinese economy saw its maiden contraction in decades in Q1 2020 owing to the government’s decision to cease all non-essential economic production and activity to tackle the coronavirus pandemic. China has been trying to find ways to grow exports amid the US embargo, but the pandemic threw a spanner in the efforts of the Communist Party regime. Also, the Chinese government failed to set a growth target for 2020 due to the high level of uncertainty caused by the global impact of the pandemic.

With businesses being shut in all major industrial provinces, key sectors suffered negative results. The automotive sector, which was battling growth saturation in 2019, was the most affected with sales falling to less than a tenth of its regular mid-quarter numbers in February. Labor-intensive heavyweights sectors such as manufacturing, industrials, and construction which demonstrated promising growth momentum in 2019 were the biggest affected; while agriculture was the only sector that reported growth. The nationwide lockdown restrictions saw retail sales and services diving to record lows. However, the services sector rebounded the sharpest in April after the restrictions were eased.

On the monetary policy front, the regime steadily reduced its benchmark rate over the last six months to rejuvenate economic activity in the post lockdown period of April-May, which showed underrated improvement. As a supplement to the cause, two stimuli packages were announced in the last six months by the Chinese Central Bank and the government, amounting to a combined total of over USD 600bn. These fiscal measures along with increased public spending are oriented to set the deficit back to 2016-17 levels.

Despite being the first victim of the pandemic, China has shown resilience with fresh reported cases being among the lowest in all major countries. Lockdown restrictions were reduced considerably by the end of March to spur normal business and social climate. The number of new cases have stayed within the single-digit range for a majority of the April-May period; although local experts and health officials are not ruling out the chances of a second wave of infections.

Though China seemingly came out of the coronavirus halt in May 2020, its growth prospects are seen in a conservative light as subdued retail sales for the month did not match robust production figures. This is also resonated in the capacity utilization being capped at two-third levels to dilate margins. With most of China’s international trading partners reeling under the pandemic, a lopsided external supply-demand scenario is estimated in the coming quarter. Economists are expecting a credible but protracted W-shaped recovery given the fear of resurgence of fresh cases expected locally and the lack of external support for the global trade major.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The Gross Domestic Product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF

The Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the ASHR Index). The ASHR Index is designed to reflect price fluctuations and performance of the China A-share market and is composed of the 300 largest and most liquid stocks in the China A-share market. ASHR is sub-advised by Harvest Global Investments. The continued strategic partnership between DWS and Harvest Global Investments provides investors with unique access to the expansive Chinese economy and stock market. For the 12-month period ended May 31, 2020, ASHR shares returned 4.50%, compared with the ASHR Index’s 4.88%.

Consumer Staples, Information Technology and Health Care were the major positive contributors, while Financials, Energy and Industrials sectors detracted most from the performance.

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the ASHS Index). The ASHS Index tracks 500 small-cap companies listed on the Shanghai and Shenzhen Stock Exchanges. ASHS is sub-advised by Harvest Global Investments. The continued strategic partnership between DWS and Harvest Global Investments provides investors with unique access to the expansive Chinese economy and stock market. For the 12-month period ended May 31, 2020, ASHS returned 7.02%, compared with the ASHS Index’s 7.47%.

Information Technology, Health Care and Consumer Staples were the major positive contributors, while Materials, Real Estate and Industrials sectors detracted most from the performance.

Xtrackers MSCI All China Equity ETF

The Xtrackers MSCI All China Equity ETF (CN) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the CN Index). The CN Index captures large and midcap representations across China A-shares, B-shares, H-shares, Red-chips, and P-chips. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, and Shenzhen. It is based on the concept of the integrated MSCI China equity universe, with China A-shares included. The Fund, using a passive or indexing approach, attempts to approximate the performance of the index. CN expects to gain exposure to the China A-share components of the index by investing in the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated Funds sub-advised by Harvest Global Investments Limited; and Xtrackers MSCI China A Inclusion Equity ETF, an affiliated Fund advised by DBX Advisors LLC. For the 12-month period ended May 31, 2020, CN returned 9.35%, compared with the CN Index’s 10.70%.

Consumer Discretionary, Communication Services and Health Care were the major positive contributors, while Financials, Energy and Real Estate sectors detracted most from the performance.

Xtrackers MSCI China A Inclusion Equity ETF

The Xtrackers MSCI China A Inclusion Equity ETF (ASHX) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the ASHX Index). The ASHX Index is designed to track the progressive partial inclusion of A shares in the MSCI Emerging Markets Index over time. The index is designed for global investors accessing the A share market using the Stock Connect framework and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH). For the 12-month period ended May 31, 2020, ASHX returned 8.49%, compared with the ASHX Index’s 9.12%.

Consumer Staples, Health Care and Information Technology were the major positive contributors, while Financials, Energy and Real Estate sectors detracted most from the performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-13 of this report for additional performance information, including performance data based on market value. The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Xtrackers Harvest CSI 300 China A-Shares ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	CSI 300 Index	MSCI ACWI ex USA Index
One Year	4.50%	5.02%	4.88%	-3.43%
Five Year	-5.94%	-6.00%	-5.34%	0.79%
Since Inception[1]	6.09%	6.03%	6.99%	1.36%

Cumulative Total Returns

	Net Asset Value	Market Value	CSI 300 Index	MSCI ACWI ex USA Index
One Year	4.50%	5.02%	4.88%	-3.43%
Five Year	-26.39%	-26.62%	-24.00%	4.01%
Since Inception[1]	47.44%	46.98%	55.89%	9.27%

1 Total returns are calculated based on the commencement of operations, November 6, 2013 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019 was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 6, 2013.

Sector Diversification* as of May 31, 2020

Financials	30.5%
Consumer Staples	14.2%
Industrials	11.1%
Information Technology	10.4%
Consumer Discretionary	9.2%
Health Care	8.6%
Materials	6.0%
Real Estate	3.9%
Utilities	2.3%
Communication Services	2.1%
Energy	1.7%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (27.2% of Net Assets)

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd.	5.9%
Kweichow Moutai Co. Ltd.	5.3%
China Merchants Bank Co. Ltd.	2.7%
Jiangsu Hengrui Medicine Co. Ltd.	2.2%
Wuliangye Yibin Co. Ltd.	2.2%
Midea Group Co. Ltd.	2.2%
Gree Electric Appliances, Inc. of Zhuhai	2.1%
Industrial Bank Co. Ltd.	1.8%
CITIC Securities Co. Ltd.	1.5%
Inner Mongolia Yili Industrial Group Co. Ltd.	1.3%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	CSI 500 Index	MSCI ACWI ex USA Index
One Year	7.02%	6.72%	7.47%	-3.43%
Five Year	-14.41%	-14.52%	-13.27%	0.79%
Since Inception[1]	3.19%	3.09%	4.91%	0.72%

Cumulative Total Returns

	Net Asset Value	Market Value	CSI 500 Index	MSCI ACWI ex USA Index
One Year	7.02%	6.72%	7.47%	-3.43%
Five Year	-54.07%	-54.37%	-50.93%	4.01%
Since Inception[1]	20.88%	20.15%	33.55%	4.45%

1 Total returns are calculated based on the commencement of operations, May 21, 2014 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, May 21, 2014.

Sector Diversification* as of May 31, 2020

Information Technology	21.8%
Industrials	17.0%
Materials	16.2%
Health Care	11.9%
Consumer Discretionary	8.3%
Consumer Staples	6.3%
Communication Services	5.6%
Financials	4.5%
Real Estate	3.6%
Energy	2.4%
Utilities	2.4%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (7.0% of Net Assets)

Description	% of Net Assets
NAURA Technology Group Co. Ltd.	0.8%
Wingtech Technology Co. Ltd.	0.7%
JCET Group Co. Ltd.	0.7%
NanJi E-Commerce Co. Ltd.	0.7%
Eve Energy Co. Ltd.	0.7%
Winning Health Technology Group Co. Ltd.	0.7%
Asymchem Laboratories Tianjin Co. Ltd.	0.7%
Tianjin Zhonghuan Semiconductor Co. Ltd.	0.7%
Unigroup Guoxin Microelectronics Co. Ltd.	0.7%
WUS Printed Circuit Kunshan Co. Ltd.	0.6%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN)

The Xtrackers MSCI All China Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”). The Underlying Index is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index includes A-Shares, H-Shares, B-Shares, Red chips and P chips share classes, as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Fund expects to gain exposure to the China A-share components of the Index by investing in Xtrackers MSCI China A Inclusion Equity ETF, an affiliated fund advised by DBX Advisors LLC., and Xtrackers Harvest CSI 300 China A-shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated funds subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI China All Shares Index
One Year	9.35%	9.90%	10.70%
Five Year	-0.68%	-0.64%	-1.96%
Since Inception[1]	10.14%	10.16%	9.12%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI China All Shares Index
One Year	9.35%	9.90%	10.70%
Five Year	-3.36%	-3.14%	-9.42%
Since Inception[1]	80.00%	80.35%	70.17%

1 Total returns are calculated based on the commencement of operations, April 30, 2014 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.73%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. This expense ratio includes net expenses of the affiliated funds in which CN invests.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 30, 2014.

Sector Diversification * as of May 31, 2020

Consumer Discretionary	23.1%
Financials	18.0%
Communication Services	15.4%
Information Technology	8.0%
Industrials	7.8%
Consumer Staples	7.4%
Health Care	7.0%
Real Estate	4.4%
Materials	4.2%
Utilities	2.4%
Energy	2.3%

100.0%

Ten Largest Equity and ETF Holdings as of May 31, 2020 (71.2% of Net Assets)

Description	% of Net Assets
Xtrackers MSCI China A Inclusion Equity ETF	34.4%
Alibaba Group Holding Ltd.	12.0%
Tencent Holdings Ltd.	9.4%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	5.4%
China Construction Bank Corp.	2.3%
Meituan Dianping	2.1%
Ping An Insurance Group Co. of China Ltd.	1.8%
China Mobile Ltd.	1.3%
JD.com, Inc.	1.3%
Industrial & Commercial Bank of China Ltd.	1.2%

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Fund’s investment in Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

The Xtrackers MSCI China A Inclusion Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program. China A-Shares are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of May 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI China A Inclusion Index[2]	MSCI ACWI ex USA Index
One Year	8.49%	8.11%	9.12%	-3.43%
Since Inception[1]	0.70%	0.63%	-0.23%	2.78%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI China A Inclusion Index[2]	MSCI ACWI ex USA Index
One Year	8.49%	8.11%	9.12%	-3.43%
Since Inception[1]	3.27%	2.96%	-1.07%	13.52%

1 Total returns are calculated based on the commencement of operations, October 20, 2015 (“Inception”).

2 On June 4, 2018, the Fund changed its Underlying Index from CSI 300 USD Hedged Index to the Underlying Index. Returns reflect performance for the CSI 300 USD Hedged Index through June 4, 2018. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.60%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. This expense ratio includes net expenses of the affiliated funds in which ASHX invests.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, October 20, 2015.

Sector Diversification * as of May 31, 2020

Financials	22.9%
Consumer Staples	16.3%
Information Technology	13.9%
Industrials	12.3%
Health Care	11.2%
Materials	6.9%
Consumer Discretionary	5.6%
Real Estate	3.8%
Communication Services	2.7%
Utilities	2.6%
Energy	1.8%

Total	100.0%

Ten Largest Equity Holdings as of May 31, 2020 (19.4% of Net Assets)

Description	% of Net Assets
Kweichow Moutai Co. Ltd.	5.7%
Ping An Insurance Group Co. of China Ltd.	2.6%
China Merchants Bank Co. Ltd.	2.3%
Wuliangye Yibin Co. Ltd.	1.9%
Jiangsu Hengrui Medicine Co. Ltd.	1.4%
China Yangtze Power Co. Ltd.	1.3%
Industrial Bank Co. Ltd.	1.1%
Contemporary Amperex Technology Co. Ltd.	1.1%
Foshan Haitian Flavouring & Food Co. Ltd.	1.0%
Shanghai Pudong Development Bank Co. Ltd.	1.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 33.

13

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Xtrackers MSCI All China Equity ETF invests. These expenses are not included in Xtrackers MSCI All China Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$993.20	0.65%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$1,087.80	0.65%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Xtrackers MSCI All China Equity ETF (2)
Actual	$1,000.00	$1,021.60	0.26%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	0.26%	$1.32
Xtrackers MSCI China A Inclusion Equity ETF
Actual	$1,000.00	$1,026.90	0.60%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

14

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 2.1%
China Film Co. Ltd., Class A	494,449	$914,434
China Satellite Communications Co. Ltd., Class A*	271,700	709,184
China United Network Communications Ltd., Class A	6,461,663	4,490,378
Focus Media Information Technology Co. Ltd., Class A	7,139,104	4,941,145
Giant Network Group Co. Ltd., Class A	419,235	977,977
Mango Excellent Media Co. Ltd., Class A*	368,883	2,739,186
Oriental Pearl Group Co. Ltd., Class A	1,441,306	2,019,357
Perfect World Co. Ltd., Class A	348,502	2,145,957
Wanda Film Holding Co. Ltd., Class A*	584,819	1,323,278
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	721,358	3,436,265
Zhejiang Century Huatong Group Co. Ltd., Class A	1,634,960	3,069,509

(Cost $22,880,646)		26,766,670

Consumer Discretionary — 9.2%
BAIC BluePark New Energy Technology Co. Ltd., Class A*	986,681	808,704
BYD Co. Ltd., Class A	616,979	4,962,664
China Grand Automotive Services Group Co. Ltd., Class A	2,279,893	996,611
China International Travel Service Corp. Ltd., Class A	676,973	9,601,465
China Shipbuilding Industry Group Power Co. Ltd., Class A*	449,445	987,999
Chongqing Changan Automobile Co. Ltd., Class A	1,353,347	1,869,575
Fuyao Glass Industry Group Co. Ltd., Class A*	983,190	2,705,428
Great Wall Motor Co. Ltd., Class A*	834,411	934,079
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,327,303	26,544,022
Guangzhou Automobile Group Co. Ltd., Class A	637,539	826,238
Haier Smart Home Co. Ltd., Class A	2,570,223	5,959,718
Hangzhou Robam Appliances Co. Ltd., Class A*	328,988	1,568,552
HLA Corp. Ltd., Class A*	890,996	760,239
Huayu Automotive Systems Co. Ltd., Class A	1,072,567	2,877,730
Midea Group Co. Ltd., Class A*	3,368,263	27,852,367
Offcn Education Technology Co. Ltd., Class A	473,166	1,949,026
Oppein Home Group, Inc., Class A	83,376	1,414,161
SAIC Motor Corp. Ltd., Class A	2,433,338	6,109,383
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,079,983	1,251,352
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	2,850,323	2,332,189
Songcheng Performance Development Co. Ltd., Class A	1,100,785	2,819,264

	Number of Shares	Value
Consumer Discretionary (Continued)
Suning.com Co. Ltd., Class A	2,568,307	$3,155,757
TCL Technology Group Corp., Class A	9,384,343	6,863,274
Zhejiang Supor Co. Ltd., Class A	113,894	1,080,306

(Cost $88,925,878)		116,230,103

Consumer Staples — 14.2%
Anhui Gujing Distillery Co. Ltd., Class A	77,467	1,625,435
Foshan Haitian Flavouring & Food Co. Ltd., Class A	674,078	10,851,433
Guangdong Haid Group Co. Ltd., Class A	540,595	3,665,847
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	355,075	1,111,374
Henan Shuanghui Investment & Development Co. Ltd., Class A*	690,488	3,827,096
Inner Mongolia Yili Industrial Group Co. Ltd., Class A*	4,233,405	16,874,426
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	420,034	6,209,191
Kweichow Moutai Co. Ltd., Class A	348,463	66,719,842
Luzhou Laojiao Co. Ltd., Class A	507,863	6,069,494
Muyuan Foodstuff Co. Ltd., Class A	601,445	10,127,941
New Hope Liuhe Co. Ltd., Class A	1,437,370	5,642,787
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	177,761	3,190,630
Tongwei Co. Ltd., Class A	1,789,771	3,435,381
Wens Foodstuffs Group Co. Ltd., Class A	2,562,591	9,489,283
Wuliangye Yibin Co. Ltd., Class A	1,345,760	27,942,981
Yonghui Superstores Co. Ltd., Class A	2,670,565	3,487,193

(Cost $93,537,451)		180,270,334

Energy — 1.7%
China Coal Energy Co. Ltd., Class A	1,256,510	667,210
China Oilfield Services Ltd., Class A	427,214	750,585
China Petroleum & Chemical Corp., Class A	9,266,391	5,374,869
China Shenhua Energy Co. Ltd., Class A	2,296,357	5,269,995
CNOOC Energy Technology & Services Ltd., Class A*	1,418,900	451,268
Offshore Oil Engineering Co. Ltd., Class A	1,552,679	996,332
PetroChina Co. Ltd., Class A	6,747,441	4,017,769
Shaanxi Coal Industry Co. Ltd., Class A	2,759,403	2,771,987
Shanxi Meijin Energy Co. Ltd., Class A*	859,200	753,573
Yanzhou Coal Mining Co. Ltd., Class A	589,832	698,300

(Cost $25,706,606)		21,751,888

Financials — 30.4%
Agricultural Bank of China Ltd., Class A	26,560,200	12,652,233
Anxin Trust Co. Ltd., Class A*(a)	2,223,453	778,798
Avic Capital Co. Ltd., Class A	3,741,414	1,986,698
Bank of Beijing Co. Ltd., Class A	10,250,743	7,008,613

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2020

	Number of Shares	Value
Financials (Continued)
Bank of Changsha Co. Ltd., Class A	687,877	$748,839
Bank of Chengdu Co. Ltd., Class A	1,271,842	1,420,196
Bank of China Ltd., Class A	14,619,100	7,066,374
Bank of Communications Co. Ltd., Class A	19,005,275	13,606,674
Bank of Guiyang Co. Ltd., Class A	1,791,529	1,942,771
Bank of Hangzhou Co. Ltd., Class A	1,643,721	2,095,687
Bank of Jiangsu Co. Ltd., Class A	6,399,574	5,307,985
Bank of Nanjing Co. Ltd., Class A	4,115,378	4,555,056
Bank of Ningbo Co. Ltd., Class A	2,083,009	7,474,079
Bank of Shanghai Co. Ltd., Class A	4,917,186	5,580,313
Bank of Xi’an Co. Ltd., Class A	325,000	228,583
Caitong Securities Co. Ltd., Class A	1,722,476	2,398,814
Changjiang Securities Co. Ltd., Class A	2,672,086	2,339,847
China CITIC Bank Corp. Ltd., Class A	2,113,136	1,486,237
China Construction Bank Corp., Class A	4,653,628	4,153,250
China Everbright Bank Co. Ltd., Class A	11,015,404	5,880,068
China Galaxy Securities Co. Ltd., Class A	867,371	1,190,935
China Great Wall Securities Co. Ltd., Class A	231,000	378,988
China Life Insurance Co. Ltd., Class A	1,155,189	4,143,334
China Merchants Bank Co. Ltd., Class A	7,157,799	33,916,421
China Merchants Securities Co. Ltd., Class A	1,991,699	4,632,215
China Minsheng Banking Corp. Ltd., Class A	17,203,948	13,715,047
China Pacific Insurance Group Co. Ltd., Class A	2,179,594	8,635,986
Chinalin Securities Co. Ltd., Class A	187,900	358,033
CITIC Securities Co. Ltd., Class A	5,911,249	18,444,054
CSC Financial Co. Ltd., Class A	314,909	1,410,979
Dongxing Securities Co. Ltd., Class A	967,663	1,420,831
East Money Information Co. Ltd., Class A	4,467,514	8,919,442
Everbright Securities Co. Ltd., Class A	1,369,244	2,096,805
Founder Securities Co. Ltd., Class A	2,848,586	2,761,800
GF Securities Co. Ltd., Class A	2,052,501	3,790,144
Guosen Securities Co. Ltd., Class A	1,718,969	2,572,150
Guotai Junan Securities Co. Ltd., Class A	3,135,692	6,884,293
Guoyuan Securities Co. Ltd., Class A	1,402,562	1,562,234
Haitong Securities Co. Ltd., Class A	5,615,079	9,086,461
Hithink RoyalFlush Information Network Co. Ltd., Class A	142,619	2,143,846
Hongta Securities Co. Ltd., Class A*	275,500	752,299
Huatai Securities Co. Ltd., Class A	3,044,557	7,370,972
Huaxia Bank Co. Ltd., Class A	4,207,316	3,754,927
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,351,420	925,884
Industrial & Commercial Bank of China Ltd., Class A	14,921,884	10,704,109
Industrial Bank Co. Ltd., Class A	10,078,213	22,733,502
Industrial Securities Co. Ltd., Class A	3,244,109	2,586,215

	Number of Shares	Value
Financials (Continued)
Minmetals Capital Co. Ltd., Class A	321,960	$299,521
New China Life Insurance Co. Ltd., Class A	578,428	3,545,556
Orient Securities Co. Ltd., Class A	2,465,387	3,167,462
People’s Insurance Co. Group of China Ltd., Class A	733,743	638,399
Ping An Bank Co. Ltd., Class A	6,730,716	12,259,183
Ping An Insurance Group Co. of China Ltd., Class A	7,514,478	74,445,179
Qingdao Rural Commercial Bank Corp., Class A	404,629	241,504
SDIC Capital Co. Ltd., Class A	1,155,063	1,929,029
Shanghai Pudong Development Bank Co. Ltd., Class A	8,148,883	12,067,852
Shenwan Hongyuan Group Co. Ltd., Class A*	6,243,415	3,778,878
Sinolink Securities Co. Ltd., Class A	1,678,875	2,314,570
SooChow Securities Co. Ltd., Class A	2,173,065	2,292,580
Southwest Securities Co. Ltd., Class A	1,958,332	1,201,759
Tianfeng Securities Co. Ltd., Class A	466,980	357,884
Western Securities Co. Ltd., Class A	1,216,594	1,356,799
Zheshang Securities Co. Ltd., Class A	919,779	1,269,336

(Cost $360,274,420)		386,768,512

Health Care — 8.6%
Aier Eye Hospital Group Co. Ltd., Class A	1,117,008	6,128,524
Beijing Tongrentang Co. Ltd., Class A	383,998	1,348,240
Changchun High & New Technology Industry Group, Inc., Class A*	97,057	9,056,451
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	180,682	900,441
Chongqing Zhifei Biological Products Co. Ltd., Class A	331,209	3,888,687
Dong-E-E-Jiao Co. Ltd., Class A	323,701	1,620,444
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	396,513	1,674,394
Hangzhou Tigermed Consulting Co. Ltd., Class A	356,526	4,238,381
Huadong Medicine Co. Ltd., Class A	604,297	1,917,678
Hualan Biological Engineering, Inc., Class A	764,344	4,409,935
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	226,037	695,454
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,574,524	28,387,595
Jointown Pharmaceutical Group Co. Ltd., Class A	398,814	1,005,772
Lepu Medical Technology Beijing Co. Ltd., Class A	736,682	3,605,251
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,916,817	3,155,553
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	697,250	3,003,935
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	772,667	1,926,945
Shanghai RAAS Blood Products Co. Ltd., Class A*	1,370,601	1,576,562

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2020

	Number of Shares	Value
Health Care (Continued)
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	295,147	$824,143
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	605,352	1,738,677
Tasly Pharmaceutical Group Co. Ltd., Class A	613,158	1,267,990
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	960,644	2,131,938
Walvax Biotechnology Co. Ltd., Class A	856,652	5,028,927
WuXi AppTec Co. Ltd., Class A	510,797	7,621,753
Yunnan Baiyao Group Co. Ltd., Class A	353,576	4,368,273
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	210,136	4,319,631
Zhejiang NHU Co. Ltd., Class A	864,405	3,064,042

(Cost $70,121,340)		108,905,616

Industrials — 11.1%
AECC Aviation Power Co. Ltd., Class A*	604,084	2,035,492
Air China Ltd., Class A	2,082,330	1,887,604
AVIC Aircraft Co. Ltd., Class A	970,372	2,338,426
AVIC Shenyang Aircraft Co. Ltd., Class A*	296,827	1,397,332
AVICOPTER PLC, Class A	207,308	1,206,534
Beijing New Building Materials PLC, Class A	589,826	1,914,727
Beijing Originwater Technology Co. Ltd., Class A	1,321,936	1,470,577
Bohai Leasing Co. Ltd., Class A*	1,281,194	552,869
China Avionics Systems Co. Ltd., Class A	361,392	670,889
China Communications Construction Co. Ltd., Class A	1,645,809	1,768,609
China Eastern Airlines Corp. Ltd., Class A*	3,121,665	1,819,435
China Gezhouba Group Co. Ltd., Class A	1,925,712	1,605,333
China National Chemical Engineering Co. Ltd., Class A	1,725,604	1,344,228
China Railway Construction Corp. Ltd., Class A	3,200,480	3,878,718
China Railway Group Ltd., Class A	5,673,557	4,173,224
China Shipbuilding Industry Co. Ltd., Class A	6,340,194	3,606,497
China Southern Airlines Co. Ltd., Class A	2,983,326	2,114,989
China Spacesat Co. Ltd., Class A*	412,951	1,863,572
China State Construction Engineering Corp. Ltd., Class A	14,535,694	10,182,694
COSCO SHIPPING Holdings Co. Ltd., Class A*	2,673,087	1,183,470
CRRC Corp. Ltd., Class A	6,762,035	5,532,828
Daqin Railway Co. Ltd., Class A	4,132,328	3,948,536
Fangda Carbon New Material Co. Ltd., Class A*	1,138,211	1,499,020

	Number of Shares	Value
Industrials (Continued)
Guangzhou Baiyun International Airport Co. Ltd., Class A	703,744	$1,612,090
Hainan Airlines Holding Co. Ltd., Class A*	8,005,000	1,816,909
Han’s Laser Technology Industry Group Co. Ltd., Class A*	591,943	2,522,876
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,704,943	2,770,925
Metallurgical Corp. of China Ltd., Class A	4,963,200	1,738,436
NARI Technology Co. Ltd., Class A	1,608,699	4,171,940
Ningbo Zhoushan Port Co. Ltd., Class A*	2,751,097	1,310,515
Power Construction Corp. of China Ltd., Class A	5,301,471	2,532,839
Qingdao Port International Co. Ltd., Class A	310,780	248,626
Sany Heavy Industry Co. Ltd., Class A	4,071,372	10,455,870
SF Holding Co. Ltd., Class A	610,620	3,899,440
Shanghai Construction Group Co. Ltd., Class A	3,097,311	1,340,912
Shanghai Electric Group Co. Ltd., Class A	2,512,659	1,534,889
Shanghai International Airport Co. Ltd., Class A	668,087	6,775,924
Shanghai International Port Group Co. Ltd., Class A	3,217,288	1,825,584
Shanghai M&G Stationery, Inc., Class A	255,365	1,993,918
Shenzhen Inovance Technology Co. Ltd., Class A	701,688	3,375,007
Siasun Robot & Automation Co. Ltd., Class A*	761,611	1,381,847
Spring Airlines Co. Ltd., Class A*	236,402	1,187,401
STO Express Co. Ltd., Class A*	221,200	562,495
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,110,724	1,232,503
TBEA Co. Ltd., Class A	2,562,612	2,466,588
Weichai Power Co. Ltd., Class A	3,303,689	6,035,783
XCMG Construction Machinery Co. Ltd., Class A	3,259,037	2,680,305
Xiamen C & D, Inc., Class A	985,024	1,204,809
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,930,387	2,563,951
YTO Express Group Co. Ltd., Class A	660,314	1,219,335
Yunda Holding Co. Ltd., Class A	461,286	2,156,669
Zhejiang Chint Electrics Co. Ltd., Class A	746,596	2,660,045
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A*	958,913	3,002,712
Zhengzhou Yutong Bus Co. Ltd., Class A	913,921	1,549,355
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,603,333	3,215,887

(Cost $130,044,528)		141,041,988

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2020

	Number of Shares	Value
Information Technology — 10.3%
360 Security Technology, Inc., Class A	282,882	$705,476
Aisino Corp., Class A	785,952	1,756,360
Avary Holding Shenzhen Co. Ltd., Class A	169,200	995,887
AVIC Jonhon Optronic Technology Co. Ltd., Class A	370,012	1,812,877
Beijing Shiji Information Technology Co. Ltd., Class A	228,019	948,502
BOE Technology Group Co. Ltd., Class A*	16,427,291	8,538,798
Chaozhou Three-Circle Group Co. Ltd., Class A	711,096	1,981,618
Dawning Information Industry Co. Ltd., Class A	610,193	3,182,003
Fiberhome Telecommunication Technologies Co. Ltd., Class A	490,362	1,920,240
Foxconn Industrial Internet Co. Ltd., Class A	1,249,194	2,347,014
Gigadevice Semiconductor Beijing, Inc., Class A	187,023	5,067,409
Glodon Co. Ltd., Class A	470,463	3,779,550
GoerTek, Inc., Class A	1,565,419	4,658,457
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A*	46,014	587,629
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,574,298	9,907,735
Hengtong Optic-electric Co. Ltd., Class A	918,840	2,113,829
Hundsun Technologies, Inc., Class A*	444,684	6,561,121
Iflytek Co. Ltd., Class A	1,073,417	4,805,031
Lens Technology Co. Ltd., Class A	891,372	2,035,652
LONGi Green Energy Technology Co. Ltd., Class A	1,832,242	8,319,913
Luxshare Precision Industry Co. Ltd., Class A	2,213,005	13,797,466
OFILM Group Co. Ltd., Class A*	1,322,113	2,626,647
Sanan Optoelectronics Co. Ltd., Class A	1,703,352	5,550,997
Shengyi Technology Co. Ltd., Class A	795,925	2,988,573
Shennan Circuits Co. Ltd., Class A	94,118	1,991,162
Shenzhen Goodix Technology Co. Ltd., Class A	95,363	2,892,642
Shenzhen Sunway Communication Co. Ltd., Class A*	520,329	2,843,878
Tsinghua Tongfang Co. Ltd., Class A*	1,621,151	1,580,846
Tunghsu Optoelectronic Technology Co. Ltd., Class A	3,034,245	1,177,572
Unisplendour Corp. Ltd., Class A*	570,103	3,056,812
Wangsu Science & Technology Co. Ltd., Class A*	1,370,875	1,496,209
Will Semiconductor Ltd., Class A	120,936	3,110,555
Yonyou Network Technology Co. Ltd., Class A	1,133,892	5,544,394
Zhejiang Dahua Technology Co. Ltd., Class A	1,257,219	2,621,023
ZTE Corp., Class A*	1,607,227	8,117,820

(Cost $86,260,796)		131,421,697

	Number of Shares	Value
Materials — 6.0%
Aluminum Corp. of China Ltd., Class A*	4,550,217	$1,785,036
Angang Steel Co. Ltd., Class A	1,653,358	569,848
Anhui Conch Cement Co. Ltd., Class A	1,375,869	10,949,199
Baiyin Nonferrous Group Co. Ltd., Class A*	1,028,700	384,819
Baoshan Iron & Steel Co. Ltd., Class A*	6,186,147	4,238,245
BBMG Corp., Class A	2,302,029	1,015,964
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A*	638,345	3,447,758
Bluestar Adisseo Co., Class A	213,263	337,937
China Jushi Co. Ltd., Class A	1,433,567	1,773,518
China Molybdenum Co. Ltd., Class A	4,919,285	2,357,138
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,520,870	2,162,793
Ganfeng Lithium Co. Ltd., Class A	529,086	3,669,344
Hengli Petrochemical Co. Ltd., Class A	1,441,858	2,812,022
Hengyi Petrochemical Co. Ltd., Class A	1,033,208	1,324,543
Hesteel Co. Ltd., Class A	2,940,610	828,115
Hoshine Silicon Industry Co. Ltd., Class A	100,379	347,374
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	15,813,107	2,437,063
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,349,273	816,285
Jiangxi Copper Co. Ltd., Class A	701,190	1,252,573
Lomon Billions Group Co. Ltd., Class A	694,488	1,519,857
Ningxia Baofeng Energy Group Co. Ltd., Class A	559,800	698,039
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	2,976,800	809,111
Rongsheng Petro Chemical Co. Ltd., Class A	1,312,478	2,134,918
Shandong Gold Mining Co. Ltd., Class A	701,908	3,648,472
Shandong Nanshan Aluminum Co. Ltd., Class A	4,986,120	1,418,128
Tianqi Lithium Corp., Class A	591,197	1,647,494
Tongling Nonferrous Metals Group Co. Ltd., Class A*	4,371,020	1,157,448
Transfar Zhilian Co. Ltd., Class A	883,895	704,644
Wanhua Chemical Group Co. Ltd., Class A	1,073,801	6,992,731
YanAn Bicon Pharmaceutical Listed Co., Class A*	401,876	387,380
Zhejiang Huayou Cobalt Co. Ltd., Class A	475,896	2,164,966
Zhejiang Longsheng Group Co. Ltd., Class A	1,817,000	3,100,696
Zhongjin Gold Corp. Ltd., Class A	1,287,739	1,674,298
Zijin Mining Group Co. Ltd., Class A	9,534,591	5,049,528

(Cost $65,093,297)		75,617,284

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2020

	Number of Shares	Value
Real Estate — 3.9%
China Fortune Land Development Co. Ltd., Class A	834,455	$2,532,318
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,205,570	4,953,490
China Vanke Co. Ltd., Class A	4,052,787	14,592,974
Gemdale Corp., Class A	1,552,497	2,773,307
Greenland Holdings Corp. Ltd., Class A	2,537,735	1,902,203
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,273,658	1,404,380
Jinke Properties Group Co. Ltd., Class A	1,474,600	1,590,823
Poly Developments and Holdings Group Co. Ltd., Class A	4,965,894	9,990,996
Red Star Macalline Group Corp. Ltd., Class A	279,060	400,755
RiseSun Real Estate Development Co. Ltd., Class A	1,202,770	1,312,735
Seazen Holdings Co. Ltd., Class A*	605,612	2,655,802
Shanghai Lingang Holdings Corp. Ltd., Class A*	274,728	780,599
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	612,093	975,925
Xinhu Zhongbao Co. Ltd., Class A	2,982,466	1,249,406
Yango Group Co. Ltd., Class A*	1,127,610	1,025,323
Youngor Group Co. Ltd., Class A	1,927,352	1,676,909

(Cost $45,478,078)		49,817,945

	Number of Shares	Value
Utilities — 2.2%
China National Nuclear Power Co. Ltd., Class A	4,330,601	$2,445,176
China Yangtze Power Co. Ltd., Class A	6,108,591	14,883,242
GD Power Development Co. Ltd., Class A	8,194,400	2,089,515
Huadian Power International Corp. Ltd., Class A	2,276,800	1,164,326
Huaneng Lancang River Hydropower, Inc., Class A	1,265,400	636,472
Huaneng Power International, Inc., Class A	3,037,242	1,842,571
SDIC Power Holdings Co. Ltd., Class A	2,363,057	2,499,643
Sichuan Chuantou Energy Co. Ltd., Class A	1,225,136	1,524,243
Zhejiang Zheneng Electric Power Co. Ltd., Class A	2,842,988	1,382,170

(Cost $29,519,161)		28,467,358

TOTAL COMMON STOCKS (Cost $1,017,842,201)		1,267,059,395

TOTAL INVESTMENTS — 99.7% (Cost $1,017,842,201)		$1,267,059,395
Other assets and liabilities, net — 0.3%		3,703,423

NET ASSETS — 100.0%		$1,270,762,818

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,266,280,597	$—	$778,798	$1,267,059,395

TOTAL	$1,266,280,597	$—	$778,798	$1,267,059,395

(b)	See Schedule of Investments for additional detailed categorizations.

During the year ended May 31, 2020, the amount of transfers from Level 1 to Level 3 was $1,409,810. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 5.6%
Beijing Enlight Media Co. Ltd., Class A	42,600	$69,533
Beijing Gehua CATV Network Co. Ltd., Class A (a)	47,300	68,258
Beijing Kunlun Tech Co. Ltd., Class A*	33,900	105,488
Bluefocus Intelligent Communications Group Co. Ltd., Class A	97,600	98,456
Changjiang Publishing & Media Co. Ltd., Class A	29,212	21,856
China South Publishing & Media Group Co. Ltd., Class A	35,100	52,374
Chinese Universe Publishing and Media Group Co. Ltd., Class A	33,189	52,731
Dr Peng Telecom & Media Group Co. Ltd., Class A*	69,800	66,402
G-bits Network Technology Xiamen Co. Ltd., Class A	2,073	117,338
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	15,400	16,830
Hangzhou Shunwang Technology Co. Ltd., Class A*	20,600	54,519
Huayi Brothers Media Corp., Class A*	95,074	53,681
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A*	121,900	62,167
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	37,300	35,014
Leo Group Co. Ltd., Class A*	226,995	130,394
NanJi E-Commerce Co. Ltd., Class A*	84,150	222,240
Ourpalm Co. Ltd., Class A*	135,000	115,567
People.cn Co. Ltd., Class A	27,300	73,438
Shandong Publishing & Media Co. Ltd., Class A	30,509	27,485
Wasu Media Holding Co. Ltd., Class A	27,800	43,000
Xinhuanet Co. Ltd., Class A	10,150	31,613
Youzu Interactive Co. Ltd., Class A*	25,900	69,490
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	38,500	50,003
Zhejiang Huace Film & TV Co. Ltd., Class A	51,800	49,569

(Cost $1,495,917)		1,687,446

Consumer Discretionary — 8.3%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	64,200	81,493
Anhui Xinhua Media Co. Ltd., Class A	29,400	20,596
Anhui Zhongding Sealing Parts Co. Ltd., Class A*	36,000	38,686
Beiqi Foton Motor Co. Ltd., Class A*	225,000	55,797
Besttone Holdings Co. Ltd., Class A	15,600	35,910
BTG Hotels Group Co. Ltd., Class A	24,145	56,088
CCOOP Group Co. Ltd., Class A*	88,100	48,633
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A*	6,800	103,771
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	11,170	17,967
China CYTS Tours Holding Co. Ltd., Class A	28,200	39,628

	Number of Shares	Value
Consumer Discretionary (Continued)
Chongqing Department Store Co. Ltd., Class A	11,895	$51,997
Chongqing Sokon Industry Group Co. Ltd., Class A	14,000	15,751
Chow Tai Seng Jewellery Co. Ltd., Class A	10,600	30,222
Dashang Co. Ltd., Class A*	7,400	25,474
DongFeng Automobile Co. Ltd., Class A	38,900	21,909
Eastern Pioneer Driving School Co. Ltd., Class A	11,700	27,211
Ecovacs Robotics Co. Ltd., Class A	8,033	31,142
Global Top E-Commerce Co. Ltd., Class A	38,350	27,188
Hang Zhou Great Star Industrial Co. Ltd., Class A	26,253	39,283
Hangzhou Lianluo Interactive Information Technology Co. Ltd., Class A*	74,300	17,697
Hisense Visual Technology Co. Ltd., Class A	38,800	74,420
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,800	57,067
Jason Furniture Hangzhou Co. Ltd., Class A	8,814	57,917
Joyoung Co. Ltd., Class A	14,800	67,163
KingClean Electric Co. Ltd., Class A	3,700	12,032
Kuang-Chi Technologies Co. Ltd., Class A*	20,700	21,549
Liaoning Cheng Da Co. Ltd., Class A*	59,958	137,431
Loncin Motor Co. Ltd., Class A*	49,950	24,145
Ningbo Huaxiang Electronic Co. Ltd., Class A	24,600	52,492
Ningbo Joyson Electronic Corp., Class A*	38,420	106,097
Ningbo Peacebird Fashion Co. Ltd., Class A*	3,100	6,472
Ningbo Tuopu Group Co. Ltd., Class A	20,907	70,067
Rainbow Department Store Co. Ltd., Class A	23,200	30,977
Shandong Linglong Tyre Co. Ltd., Class A	23,100	61,460
Shanghai Jinjiang International Hotels Co. Ltd., Class A	15,800	60,344
Shenzhen Fenda Technology Co. Ltd., Class A*	39,759	16,656
Shenzhen Tellus Holding Co. Ltd., Class A	5,430	13,428
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	47,150	60,775
Sichuan Changhong Electric Co. Ltd., Class A	180,700	66,331
Sinomach Automobile Co. Ltd., Class A	21,050	13,950
Sou Yu Te Group Co. Ltd., Class A*	75,824	28,471
Suofeiya Home Collection Co. Ltd., Class A	31,418	113,787
Visual China Group Co. Ltd., Class A	16,900	48,539
Wangfujing Group Co. Ltd., Class A	18,630	62,748
Wanxiang Qianchao Co. Ltd., Class A	66,900	44,522
Weifu High-Technology Group Co. Ltd., Class A	28,600	78,819
Wuchan Zhongda Group Co. Ltd., Class A*	123,900	77,248

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2020

	Number of Shares	Value
Consumer Discretionary (Continued)
Wuhan Department Store Group Co. Ltd., Class A*	22,809	$40,170
Xiamen Intretech, Inc., Class A	6,800	45,559
Xinhua Winshare Publishing and Media Co. Ltd., Class A	7,300	10,769
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	53,994	47,583
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	64,200	58,196
Zhejiang Yasha Decoration Co. Ltd., Class A	39,200	53,109
Zotye Automobile Co. Ltd., Class A*	59,500	16,089

(Cost $2,540,238)		2,522,825

Consumer Staples — 6.3%
Angel Yeast Co. Ltd., Class A	24,175	143,205
Anhui Yingjia Distillery Co. Ltd., Class A	12,000	33,894
Beijing Dabeinong Technology Group Co. Ltd., Class A	122,862	142,185
Beijing Yanjing Brewery Co. Ltd., Class A	69,100	61,767
Bright Dairy & Food Co. Ltd., Class A*	29,600	65,442
Chongqing Brewery Co. Ltd., Class A	11,800	102,006
Chongqing Fuling Zhacai Group Co. Ltd., Class A	27,238	138,071
COFCO Tunhe Sugar Co. Ltd., Class A*	52,100	56,644
DaShenLin Pharmaceutical Group Co. Ltd., Class A*	7,990	90,865
Guangdong Marubi Biotechnology Co. Ltd., Class A*	2,100	25,445
Hebei Chengde Lolo Co., Class A	31,615	32,380
Heilongjiang Agriculture Co. Ltd., Class A	34,600	72,473
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	133,920	46,157
Juewei Food Co. Ltd., Class A	14,900	144,357
Laobaixing Pharmacy Chain JSC, Class A	5,610	66,455
New Hope Dairy Co. Ltd., Class A	4,700	12,182
Opple Lighting Co. Ltd., Class A	7,690	28,250
Shanghai Bailian Group Co. Ltd., Class A	39,100	53,521
Shanghai Flyco Electrical Appliance Co. Ltd., Class A*	2,400	14,694
Shanghai Jahwa United Co. Ltd., Class A	16,764	90,614
Shanghai Maling Aquarius Co. Ltd., Class A	31,700	40,772
Shenzhen Agricultural Products Group Co. Ltd., Class A	33,200	35,026
Sichuan Swellfun Co. Ltd., Class A	9,599	67,768
Sichuan Teway Food Group Co. Ltd., Class A	3,190	21,578
Toly Bread Co. Ltd., Class A*	9,635	67,807
Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,700	27,176
Yifeng Pharmacy Chain Co. Ltd., Class A	10,360	114,392
Yuan Longping High-tech Agriculture Co. Ltd., Class A	45,154	103,120

(Cost $1,415,868)		1,898,246

	Number of Shares	Value
Energy — 2.4%
China Merchants Energy Shipping Co. Ltd., Class A	98,700	$81,864
China Petroleum Engineering Corp.	82,100	26,341
COFCO Capital Holdings Co. Ltd., Class A*	9,100	10,761
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	67,200	61,104
Datong Coal Industry Co. Ltd., Class A*	40,500	21,959
Geo-Jade Petroleum Corp., Class A*	77,540	20,750
Guanghui Energy Co. Ltd., Class A	198,800	72,975
Guizhou Gas Group Corp. Ltd., Class A	11,200	15,582
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	28,000	31,659
Jizhong Energy Resources Co. Ltd., Class A*	51,400	21,461
Nanjing Tanker Corp., Class A*	97,800	33,297
Oriental Energy Co. Ltd., Class A*	56,100	71,604
Shandong Xinchao Energy Corp. Ltd., Class A*	199,000	45,167
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	58,100	45,178
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	77,000	51,568
Yang Quan Coal Industry Group Co. Ltd., Class A	58,500	37,211
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	23,441	83,682

(Cost $836,940)		732,163

Financials — 4.5%
Bank of Qingdao Co. Ltd., Class A	27,000	18,612
Bank of Zhengzhou Co. Ltd., Class A	86,200	46,134
First Capital Securities Co. Ltd., Class A	102,400	97,989
Guangdong Golden Dragon Development, Inc., Class A*	21,874	37,665
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	27,085	44,285
Huaan Securities Co. Ltd., Class A	88,643	88,178
Huaxi Securities Co. Ltd., Class A	64,300	89,458
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	133,855	136,529
Jiangsu Financial Leasing Co. Ltd., Class A	43,700	32,756
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A*	106,380	60,065
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	44,200	32,574
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	19,600	10,682
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	6,300	22,685
Northeast Securities Co. Ltd., Class A	68,749	77,057
Pacific Securities Co. Ltd., Class A*	332,500	145,812
Polaris Bay Group Co. Ltd., Class A*	34,400	53,787
Sealand Securities Co. Ltd., Class A	187,570	109,849
Shaanxi International Trust Co. Ltd., Class A	96,890	46,426

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2020

	Number of Shares	Value
Financials (Continued)
Shanghai AJ Group Co. Ltd., Class A	47,205	$50,925
Shanxi Securities Co. Ltd., Class A	82,700	80,296
Wuxi Rural Commercial Bank Co. Ltd., Class A*	63,000	44,310
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	31,700	35,842

(Cost $1,467,005)		1,361,916

Health Care — 11.9%
Anhui Anke Biotechnology Group Co. Ltd., Class A	40,040	83,082
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,804	207,386
Beijing SL Pharmaceutical Co. Ltd., Class A	29,800	46,971
Beijing Tiantan Biological Products Corp. Ltd., Class A	25,630	138,250
Blue Sail Medical Co. Ltd., Class A	18,400	61,639
China Animal Husbandry Industry Co. Ltd., Class A	24,968	50,129
China National Accord Medicines Corp. Ltd., Class A	7,273	41,085
China National Medicines Corp. Ltd., Class A*	14,733	64,300
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,149	43,339
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	19,218	72,888
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	27,638	84,028
Dezhan Healthcare Co. Ltd., Class A*	43,700	31,899
Dian Diagnostics Group Co. Ltd., Class A	18,440	64,589
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	31,400	52,132
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,000	88,418
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	21,000	24,274
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A*	56,950	35,347
Haisco Pharmaceutical Group Co. Ltd., Class A*	7,600	24,117
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	54,050	24,157
Harbin Pharmaceutical Group Co. Ltd., Class A*	73,520	35,537
Humanwell Healthcare Group Co. Ltd., Class A*	46,400	154,072
Hybio Pharmaceutical Co. Ltd., Class A*	22,600	18,460
Jafron Biomedical Co. Ltd., Class A	19,570	172,738
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	20,448	37,932
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	29,685	129,430
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	45,200	96,068
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	37,600	21,019

	Number of Shares	Value
Health Care (Continued)
Jinyu Bio-Technology Co. Ltd., Class A	55,004	$184,029
Joincare Pharmaceutical Group Industry Co. Ltd., Class A*	46,956	83,748
Livzon Pharmaceutical Group, Inc., Class A	18,162	101,352
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	10,600	92,850
Realcan Pharmaceutical Group Co. Ltd., Class A	58,530	43,626
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	27,600	89,828
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	18,600	55,299
Shenzhen Neptunus Bioengineering Co. Ltd., Class A	80,850	43,045
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	23,300	89,251
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A*	102,600	73,168
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	14,162	31,072
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*	28,200	19,478
Topchoice Medical Corp., Class A*	9,400	186,856
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	16,300	46,428
Winning Health Technology Group Co. Ltd., Class A	64,319	210,058
Yifan Pharmaceutical Co. Ltd., Class A	36,400	100,467
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	90,740	67,380
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A*	32,000	120,065
Zhejiang Medicine Co. Ltd., Class A	33,000	74,577

(Cost $2,847,286)		3,615,863

Industrials — 16.9%
AECC Aero-Engine Control Co. Ltd., Class A	27,700	51,345
Avic Aviation High-Technology Co. Ltd., Class A	27,600	61,755
AVIC Electromechanical Systems Co. Ltd., Class A*	88,200	99,106
Avic Heavy Machinery Co. Ltd., Class A*	27,800	37,080
Beijing SPC Environment Protection Tech Co. Ltd., Class A	32,100	24,601
Beijing Watertek Information Technology Co. Ltd., Class A*	51,477	44,571
Centre Testing International Group Co. Ltd., Class A	64,900	164,581
China Aerospace Times Electronics Co. Ltd., Class A*	106,600	96,631
China Aluminum International Engineering Corp. Ltd., Class A	14,800	8,522
China Baoan Group Co. Ltd., Class A	126,280	122,079
China CAMC Engineering Co. Ltd., Class A*	24,182	24,699

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2020

	Number of Shares	Value
Industrials (Continued)
China CSSC Holdings Ltd., Class A*	41,300	$104,386
China First Heavy Industries, Class A*	134,100	51,480
China High Speed Railway Technology Co. Ltd., Class A	95,296	39,921
China International Marine Containers Group Co. Ltd., Class A	51,820	51,040
China Meheco Co. Ltd., Class A	25,987	48,897
China Merchants Port Group Co. Ltd., Class A	5,400	10,463
China Nuclear Engineering & Construction Corp. Ltd., Class A	38,000	32,583
China Railway Hi-tech Industry Co. Ltd., Class A	54,000	70,286
China Railway Tielong Container Logistics Co. Ltd., Class A	44,900	34,348
China XD Electric Co. Ltd., Class A	99,800	70,752
Chongqing Construction Engineering Group Corp. Ltd., Class A	17,800	9,128
CITIC Heavy Industries Co. Ltd., Class A	84,400	40,560
CMST Development Co. Ltd., Class A	42,600	26,023
COSCO SHIPPING Development Co. Ltd., Class A	193,900	50,259
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	52,300	21,690
Dalian Port PDA Co. Ltd., Class A	150,920	35,734
Deppon Logistics Co. Ltd., Class A	14,400	27,236
Dongfang Electric Corp. Ltd., Class A	53,900	66,153
Dongjiang Environmental Co. Ltd., Class A	20,000	27,069
East Group Co. Ltd., Class A	45,000	29,569
Eternal Asia Supply Chain Management Ltd., Class A	72,600	45,467
Eve Energy Co. Ltd., Class A*	23,700	215,601
Far East Smarter Energy Co. Ltd., Class A*	54,000	30,339
Fujian Longking Co. Ltd., Class A	36,200	44,531
Guangshen Railway Co. Ltd., Class A	165,300	50,256
Guangxi Liugong Machinery Co. Ltd., Class A*	50,430	45,219
Guangzhou Port Co. Ltd., Class A	91,000	38,504
Guosheng Financial Holding, Inc., Class A*	46,787	56,440
Guoxuan High-Tech Co. Ltd., Class A	38,555	161,513
Hefei Meiya Optoelectronic Technology, Inc., Class A	13,200	82,206
Henan Pinggao Electric Co. Ltd., Class A	39,900	42,262
Henan Senyuan Electric Co. Ltd., Class A	27,600	20,146
Hongfa Technology Co. Ltd., Class A	21,780	103,232
Huaihe Energy Group Co. Ltd., Class A*	75,600	26,268
Hunan Corun New Energy Co. Ltd., Class A*	56,347	30,315
Infore Environment Technology Group Co. Ltd., Class A	46,400	53,112
Inner Mongolia First Machinery Group Co. Ltd., Class A	41,100	56,777
Jiangsu Hengli Hydraulic Co. Ltd., Class A	12,800	131,955
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	20,600	40,233

	Number of Shares	Value
Industrials (Continued)
Jiangxi Special Electric Motor Co. Ltd., Class A*	57,900	$11,114
Jihua Group Corp. Ltd., Class A	107,100	49,368
Juneyao Airlines Co. Ltd., Class A	28,940	37,020
Keda Clean Energy Co. Ltd., Class A*	61,700	34,751
Ming Yang Smart Energy Group Ltd., Class A	13,600	22,866
Minmetals Development Co. Ltd., Class A*	20,500	17,520
Nanyang Topsec Technologies Group, Inc., Class A*	28,180	101,982
North Industries Group Red Arrow Co. Ltd., Class A	33,547	42,583
North Navigation Control Technology Co. Ltd., Class A*	51,100	55,128
Orient Group, Inc., Class A*	145,190	78,723
Qingdao TGOOD Electric Co. Ltd., Class A	29,481	80,545
Qinhuangdao Port Co. Ltd., Class A	69,500	25,804
Rizhao Port Co. Ltd., Class A	90,300	31,502
Saurer Intelligent Technology Co. Ltd., Class A	46,300	32,305
Shandong Hi-speed Co. Ltd., Class A	32,900	25,122
Shanghai Environment Group Co. Ltd., Class A*	22,440	37,571
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	15,949	33,518
Shanghai Tunnel Engineering Co. Ltd., Class A	92,100	80,778
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	18,500	35,380
Shenzhen Airport Co. Ltd., Class A	49,900	55,790
Shenzhen Colibri Technologies Co. Ltd., Class A*	1,900	6,242
Shenzhen Grandland Group Co. Ltd., Class A	37,600	17,437
Shenzhen Tagen Group Co. Ltd., Class A	63,909	52,739
Shenzhen Techand Ecology & Environment Co. Ltd., Class A	69,050	24,380
Shouhang High-Tech Energy Co. Ltd., Class A*	99,355	35,636
Sichuan Road & Bridge Co. Ltd., Class A	106,000	58,513
Sieyuan Electric Co. Ltd., Class A	29,280	72,242
Sinochem International Corp., Class A	66,260	46,046
Sinoma International Engineering Co., Class A	51,150	40,347
Sinotrans Ltd., Class A	77,100	35,539
Sungrow Power Supply Co. Ltd., Class A	49,500	78,021
Sunwoda Electronic Co. Ltd., Class A	53,000	105,667
Suzhou Anjie Technology Co. Ltd., Class A	16,550	44,103
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	25,000	14,186
TangShan Port Group Co. Ltd., Class A*	144,574	44,765
Tian Di Science & Technology Co. Ltd., Class A	80,700	32,789
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	20,900	19,678

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2020

	Number of Shares	Value
Industrials (Continued)
Tianjin Port Co. Ltd., Class A	49,420	$37,390
Tus Environmental Science And Technology Development Co. Ltd., Class A	34,800	35,641
Wolong Electric Group Co. Ltd., Class A	38,139	62,359
Xiamen ITG Group Corp. Ltd., Class A	63,048	54,679
Xinjiang Communications Construction Group Co. Ltd., Class A	3,100	6,254
Xinjiang Machinery Research Institute Co. Ltd., Class A	57,800	32,555
Xuji Electric Co. Ltd., Class A	30,000	53,633
Yingkou Port Liability Co. Ltd., Class A	95,100	28,380
Zhefu Holding Group Co. Ltd., Class A	77,500	39,524
Zhejiang Dingli Machinery Co. Ltd., Class A*	6,900	89,558
Zhejiang Kaishan Compressor Co. Ltd., Class A*	16,400	24,540
Zhejiang Wanliyang Co. Ltd., Class A	26,100	31,375
Zhejiang Weiming Environment Protection Co. Ltd., Class A*	9,397	38,115
Zhejiang Weixing New Building Materials Co. Ltd., Class A	30,680	51,409
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	51,100	36,657
Zhongshan Broad Ocean Motor Co. Ltd., Class A*	68,900	33,014

(Cost $5,515,659)		5,129,706

Information Technology — 21.8%
Accelink Technologies Co. Ltd., Class A	19,900	76,255
Addsino Co. Ltd., Class A*	54,900	112,070
Anhui Tatfook Technology Co. Ltd., Class A*	18,340	34,303
Beijing Dahao Technology Corp. Ltd., Class A	9,146	9,214
Beijing Jetsen Technology Co. Ltd., Class A*	100,400	60,065
Beijing Lanxum Technology Co. Ltd., Class A*	34,320	85,782
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,119	81,173
Beijing Sinnet Technology Co. Ltd., Class A	52,748	184,019
Beijing Teamsun Technology Co. Ltd., Class A*	54,060	105,204
Beijing Ultrapower Software Co. Ltd., Class A*	95,400	75,786
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	41,600	60,207
Bluedon Information Security Technology Co. Ltd., Class A	36,300	18,106
China Greatwall Technology Group Co. Ltd., Class A	85,819	165,086
China National Software & Service Co. Ltd., Class A*	14,500	159,313
China TransInfo Technology Co. Ltd., Class A*	36,400	113,013
CPT Technology Group Co. Ltd., Class A*	67,300	13,201

	Number of Shares	Value
Information Technology (Continued)
DHC Software Co. Ltd., Class A	90,900	$137,418
Eastern Communications Co. Ltd., Class A	23,000	48,272
Flat Glass Group Co. Ltd., Class A	7,600	13,864
GCI Science & Technology Co. Ltd., Class A	16,400	29,663
GRG Banking Equipment Co. Ltd., Class A	58,600	92,940
Guangdong Ellington Electronics Technology Co. Ltd., Class A	19,400	26,501
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A*	34,900	119,358
Guangzhou Haige Communications Group, Inc. Co., Class A	90,100	150,978
Guomai Technologies, Inc., Class A	24,800	29,292
Hangzhou First Applied Material Co. Ltd., Class A	10,766	56,912
Hangzhou Silan Microelectronics Co. Ltd., Class A	37,980	75,562
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	40,400	60,961
Hexing Electrical Co. Ltd., Class A	9,870	20,203
HNA Technology Co. Ltd., Class A*	88,100	36,043
Holitech Technology Co. Ltd., Class A	90,900	61,895
Huagong Tech Co. Ltd., Class A	39,159	106,601
Hubei Kaile Science & Technology Co. Ltd., Class A	38,900	73,740
Hytera Communications Corp. Ltd., Class A	45,300	40,303
IRICO Display Devices Co. Ltd., Class A*	35,100	19,228
JCET Group Co. Ltd., Class A*	54,800	222,887
Jiangsu Zongyi Co. Ltd., Class A*	38,400	28,353
Leyard Optoelectronic Co. Ltd., Class A	86,600	69,038
MLS Co. Ltd., Class A*	18,300	34,870
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	132,200	27,042
NAURA Technology Group Co. Ltd., Class A	12,000	255,553
Neusoft Corp., Class A*	42,800	63,923
Newland Digital Technology Co. Ltd., Class A	35,940	80,315
Ninestar Corp., Class A	25,835	99,540
PCI-Suntek Technology Co. Ltd., Class A*	65,000	83,328
Shanghai 2345 Network Holding Group Co. Ltd., Class A	225,148	89,903
Shanghai Baosight Software Co. Ltd., Class A	16,550	131,218
Shanghai Belling Co. Ltd., Class A*	27,100	67,166
Shenzhen Aisidi Co. Ltd., Class A	24,200	24,277
Shenzhen Everwin Precision Technology Co. Ltd., Class A	26,780	66,412
Shenzhen Kaifa Technology Co. Ltd., Class A	36,200	114,167
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A*	29,800	67,262
Shenzhen Kinwong Electronic Co. Ltd., Class A	12,320	55,132
Shenzhen Suntak Circuit Technology Co. Ltd., Class A*	17,200	42,750

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2020

	Number of Shares	Value
Information Technology (Continued)
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	54,950	$179,613
Suzhou Victory Precision Manufacture Co. Ltd., Class A*	117,300	25,309
Taiji Computer Corp. Ltd., Class A	12,100	67,184
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,400	45,648
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	81,800	201,135
Tianma Microelectronics Co. Ltd., Class A	49,800	94,543
Tongding Interconnection Information Co. Ltd., Class A	36,800	25,986
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	20,800	200,788
Universal Scientific Industrial Shanghai Co. Ltd., Class A*	32,000	77,697
Venustech Group, Inc., Class A	30,648	168,366
Visionox Technology, Inc., Class A*	40,300	72,554
Westone Information Industry, Inc., Class A	28,704	83,006
Wingtech Technology Co. Ltd., Class A*	16,500	226,042
Wonders Information Co. Ltd., Class A	45,894	132,330
Wuhan Guide Infrared Co. Ltd., Class A*	18,550	119,552
Wuhu Token Science Co. Ltd., Class A*	118,800	150,467
WUS Printed Circuit Kunshan Co. Ltd., Class A	58,840	193,153
Xiamen Faratronic Co. Ltd., Class A	6,600	49,490
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	3,800	15,828
Zhejiang Crystal-Optech Co. Ltd., Class A	59,162	120,273
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	31,600	94,745
Zhongji Innolight Co. Ltd., Class A	10,492	83,775

(Cost $4,915,691)		6,603,151

Materials — 16.1%
ADAMA Ltd., Class A	22,400	28,873
Befar Group Co. Ltd., Class A*	52,833	32,718
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	57,500	29,566
Beijing Shougang Co. Ltd., Class A*	77,800	32,700
Bengang Steel Plates Co. Ltd., Class A	67,800	31,157
Chengzhi Co. Ltd., Class A	11,809	18,497
China Hainan Rubber Industry Group Co. Ltd., Class A	83,800	65,866
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	67,000	44,213
China West Construction Group Co. Ltd., Class A	24,900	34,503
Chongqing Iron & Steel Co. Ltd., Class A*	286,000	51,691
COFCO Biotechnology Co. Ltd., Class A	53,785	51,468
CSG Holding Co. Ltd., Class A	68,461	43,643
Do-Fluoride Chemicals Co. Ltd., Class A	33,600	49,429
Elion Clean Energy Co. Ltd., Class A	66,800	31,446
Fangda Special Steel Technology Co. Ltd., Class A*	52,746	37,689

	Number of Shares	Value
Materials (Continued)
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	152,800	$32,112
GEM Co. Ltd., Class A*	202,852	123,915
Grace Fabric Technology Co. Ltd., Class A	4,800	7,626
Guangdong HEC Technology Holding Co. Ltd., Class A*	73,105	64,937
Guangdong Tapai Group Co. Ltd., Class A	34,900	59,606
Guangzhou Tinci Materials Technology Co. Ltd., Class A	13,520	52,982
Hainan Mining Co. Ltd., Class A*	18,800	14,461
Hangzhou Iron & Steel Co., Class A	49,110	67,568
Hongda Xingye Co. Ltd., Class A	75,478	39,550
Huafon Microfibre Shanghai Technology Co. Ltd.	41,550	50,006
Huaibei Mining Holdings Co. Ltd., Class A*	20,900	26,090
Huapont Life Sciences Co. Ltd., Class A	77,550	55,304
Huaxin Cement Co. Ltd., Class A	33,372	116,189
Hubei Xingfa Chemicals Group Co. Ltd., Class A	25,520	32,108
Hunan Gold Corp. Ltd., Class A	40,800	45,159
Hunan Valin Steel Co. Ltd., Class A	90,020	47,927
Inner Mongolia Xingye Mining Co. Ltd., Class A*	36,200	31,445
Jiangsu Eastern Shenghong Co. Ltd., Class A	58,900	43,655
Jiangsu Shagang Co. Ltd., Class A*	86,400	163,540
Jiangsu Yangnong Chemical Co. Ltd., Class A	9,200	114,074
Jilin Yatai Group Co. Ltd., Class A*	159,100	62,860
Jinduicheng Molybdenum Co. Ltd., Class A	46,800	39,735
Kingenta Ecological Engineering Group Co. Ltd., Class A*	79,800	26,162
Kingfa Sci & Tech Co. Ltd., Class A	88,100	156,143
Lianhe Chemical Technology Co. Ltd., Class A	36,459	85,918
Liuzhou Iron & Steel Co. Ltd., Class A	25,400	15,516
Luxi Chemical Group Co. Ltd., Class A	49,900	49,429
Maanshan Iron & Steel Co. Ltd., Class A	146,000	53,593
Nanjing Iron & Steel Co. Ltd., Class A	129,800	49,284
Ningbo Shanshan Co. Ltd., Class A	38,180	61,356
ORG Technology Co. Ltd., Class A	69,350	38,768
Red Avenue New Materials Group Co. Ltd., Class A	5,400	13,005
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,700	36,486
Sansteel Minguang Co. Ltd. Fujian, Class A*	60,050	56,790
SGIS Songshan Co. Ltd., Class A	59,000	30,420
Shandong Chenming Paper Holdings Ltd., Class A	64,950	43,771
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	55,861	138,450
Shandong Iron and Steel Co. Ltd., Class A*	320,630	55,704

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2020

	Number of Shares	Value
Materials (Continued)
Shandong Sinocera Functional Material Co. Ltd., Class A	32,900	$108,369
Shandong Sun Paper Industry JSC Ltd., Class A*	75,600	90,032
Shanghai Huayi Group Co. Ltd., Class A	27,700	20,065
Shanghai Putailai New Energy Technology Co. Ltd., Class A	6,300	76,792
Shanxi Taigang Stainless Steel Co. Ltd., Class A	111,000	51,165
Shanying International Holding Co. Ltd., Class A*	157,100	64,051
Shenghe Resources Holding Co. Ltd., Class A	51,790	57,033
Shenzhen Jinjia Group Co. Ltd., Class A	42,500	51,804
Shenzhen YUTO Packaging Technology Co. Ltd., Class A*	12,740	46,427
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	121,600	60,481
Sichuan Hebang Biotechnology Co. Ltd., Class A*	258,580	47,459
Tangshan Jidong Cement Co. Ltd., Class A	46,081	112,080
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	60,100	36,124
Tibet Summit Resources Co. Ltd., Class A	13,520	15,874
Tongkun Group Co. Ltd., Class A*	53,800	92,262
Western Mining Co. Ltd., Class A	93,500	72,574
Xiamen Tungsten Co. Ltd., Class A	41,020	71,437
Xinfengming Group Co. Ltd., Class A	7,916	10,703
Xinjiang Tianshan Cement Co. Ltd., Class A*	30,700	53,250
Xinjiang Zhongtai Chemical Co. Ltd., Class A*	84,000	52,371
Xinxing Ductile Iron Pipes Co. Ltd., Class A	136,550	63,134
Xinyu Iron & Steel Co. Ltd., Class A	77,800	44,473
Yintai Gold Co. Ltd., Class A	48,520	108,699
Yunnan Aluminium Co. Ltd., Class A*	76,200	43,025
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A*	124,000	60,458
Yunnan Copper Co. Ltd., Class A*	41,400	54,698
Yunnan Energy New Material Co. Ltd.	19,580	162,676
Yunnan Tin Co. Ltd., Class A*	49,130	56,995
Zhejiang Hailiang Co. Ltd., Class A	28,600	35,062
Zhejiang Huafeng Spandex Co. Ltd., Class A	67,800	50,726
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	49,300	57,468
Zhejiang Jinke Culture Industry Co. Ltd., Class A	68,791	22,168
Zhejiang Juhua Co. Ltd., Class A*	66,590	61,296
Zhejiang Runtu Co. Ltd., Class A	34,000	42,396
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A*	3,000	12,849
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	43,115	35,338

(Cost $5,117,753)		4,886,917

	Number of Shares	Value
Real Estate — 3.6%
Beijing Capital Development Co. Ltd., Class A	62,700	$53,762
Beijing Urban Construction Investment & Development Co. Ltd., Class A	55,200	47,332
China Sports Industry Group Co. Ltd., Class A*	33,001	38,468
Chongqing Dima Industry Co. Ltd., Class A	70,900	27,417
Cinda Real Estate Co. Ltd., Class A	41,800	22,547
Financial Street Holdings Co. Ltd., Class A	58,000	53,714
Grandjoy Holdings Group Co. Ltd., Class A*	62,400	42,839
Greattown Holdings Ltd., Class A	78,264	68,533
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A*	60,500	35,431
HNA Infrastructure Investment Group Co. Ltd., Class A*	76,200	62,989
Huafa Industrial Co. Ltd. Zhuhai, Class A	82,440	76,232
Nanjing Gaoke Co. Ltd., Class A	42,520	55,284
Shanghai Industrial Development Co. Ltd., Class A	44,590	32,112
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	16,200	33,047
Shanghai Shimao Co. Ltd., Class A	73,600	44,237
Shanghai SMI Holding Co. Ltd., Class A	62,000	46,560
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	38,000	83,108
Shenzhen Huaqiang Industry Co. Ltd., Class A	15,340	25,683
Shenzhen World Union Group, Inc., Class A	60,110	22,486
Shenzhen Zhenye Group Co. Ltd., Class A	46,200	31,135
Sichuan Languang Development Co. Ltd., Class A*	72,965	52,341
Suning Universal Co. Ltd., Class A	73,900	31,062
Tahoe Group Co. Ltd., Class A	48,700	28,043
Tianjin Guangyu Development Co. Ltd., Class A	27,700	25,109
Zhejiang China Commodities City Group Co. Ltd., Class A	132,500	64,046

(Cost $1,314,162)		1,103,517

Utilities — 2.3%
An Hui Wenergy Co. Ltd., Class A*	55,500	30,015
Beijing Capital Co. Ltd., Class A	110,700	46,529
CECEP Wind-Power Corp., Class A	81,100	24,316
Chengdu Xingrong Environment Co. Ltd., Class A*	87,400	57,186
Chongqing Gas Group Corp. Ltd., Class A	9,300	9,434
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	84,700	57,317
Guangzhou Development Group, Inc., Class A	26,800	20,839
Hubei Energy Group Co. Ltd., Class A	95,700	47,464
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	141,500	50,554
Jointo Energy Investment Co. Ltd. Hebei, Class A	34,900	23,568

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2020

	Number of Shares	Value
Utilities (Continued)
Luenmei Quantum Co. Ltd., Class A*	33,750	$71,260
Shanghai Electric Power Co. Ltd., Class A	64,000	65,727
Shenergy Co. Ltd., Class A	119,549	90,112
Shenzhen Energy Group Co. Ltd., Class A	58,450	45,041
Shenzhen Gas Corp. Ltd., Class A	27,900	27,011
Zhongshan Public Utilities Group Co. Ltd., Class A	42,960	45,624

(Cost $804,652)		711,997

TOTAL COMMON STOCKS (Cost $28,271,171)		30,253,747

TOTAL INVESTMENTS — 99.7% (Cost $28,271,171)		$30,253,747
Other assets and liabilities, net — 0.3%		93,051

NET ASSETS — 100.0%		$30,346,798

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$30,185,489	$—	$68,258	$30,253,747

TOTAL	$30,185,489	$—	$68,258	$30,253,747

(b)	See Schedule of Investments for additional detailed categorizations.

During the year ended May 31, 2020, the amount of transfers from Level 1 to Level 3 was $150,187 and from Level 3 to Level 1 was $539,000. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 59.9%
Communication Services — 14.1%
58.com, Inc., ADR*	601	$28,854
Alibaba Pictures Group Ltd.*	71,109	8,624
Autohome, Inc., ADR (a)	362	27,849
Baidu, Inc., ADR*	1,673	178,258
Bilibili, Inc., ADR*	592	19,199
China Literature Ltd., 144A*	1,612	9,119
China Mobile Ltd.	37,004	258,278
China Telecom Corp. Ltd., Class H	74,325	24,644
China Tower Corp. Ltd., Class H, 144A	268,134	53,966
China Unicom Hong Kong Ltd.*	38,980	22,580
HUYA, Inc., ADR*(a)	389	6,037
iQIYI, Inc., ADR*(a)	1,349	22,380
JOYY, Inc., ADR*	349	21,306
Momo, Inc., ADR	995	19,303
NetEase, Inc., ADR	433	165,796
SINA Corp.*	383	11,992
Tencent Holdings Ltd.	34,733	1,839,043
Tencent Music Entertainment Group, ADR*	2,222	28,708
Weibo Corp., ADR*(a)	366	11,262

(Cost $2,845,810)		2,757,198

Consumer Discretionary — 20.6%
Alibaba Group Holding Ltd., ADR*	11,369	2,357,817
ANTA Sports Products Ltd.	6,703	59,757
BAIC Motor Corp. Ltd., Class H, 144A	12,034	4,844
Baozun, Inc., ADR*	268	7,099
Bosideng International Holdings Ltd.	24,873	6,386
Brilliance China Automotive Holdings Ltd.	18,488	16,172
BYD Co. Ltd., Class H (a)	3,391	19,031
China East Education Holdings Ltd., 144A	3,532	6,936
China Education Group Holdings Ltd.	2,725	4,711
China Yuhua Education Corp. Ltd., 144A	8,000	7,803
Dongfeng Motor Group Co. Ltd., Class H	15,927	9,986
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,887	8,525
Geely Automobile Holdings Ltd.	31,457	43,020
GOME Retail Holdings Ltd.*(a)	41,776	5,174
Great Wall Motor Co. Ltd., Class H*	21,370	13,537
GSX Techedu, Inc., ADR*	471	14,771
Guangzhou Automobile Group Co. Ltd., Class H	17,749	14,587
Haidilao International Holding Ltd., 144A*	4,172	20,158
Haier Electronics Group Co. Ltd.	7,746	21,586
Huazhu Group Ltd., ADR (a)	810	27,394
JD.com, Inc., ADR*	4,541	246,713
Li Ning Co. Ltd.	12,841	43,074
Luckin Coffee, Inc., ADR*	586	1,266
Meituan Dianping, Class B*	21,568	408,209
New Oriental Education & Technology Group, Inc., ADR*	870	104,365
NIO, Inc., ADR*(a)	4,427	17,619
Pinduoduo, Inc., ADR*(a)	1,570	104,986
Shenzhou International Group Holdings Ltd.	4,723	56,151
TAL Education Group, ADR*	2,338	132,003

	Number of Shares	Value
Consumer Discretionary (Continued)
Tongcheng-Elong Holdings Ltd.*	5,200	$9,325
Topsports International Holdings Ltd., 144A	8,152	11,569
Trip.com Group Ltd., ADR*	2,892	76,840
Vipshop Holdings Ltd., ADR*	2,696	46,749
Yum China Holdings, Inc.	2,177	100,882
Zhongsheng Group Holdings Ltd.	3,689	18,942

(Cost $3,640,990)		4,047,987

Consumer Staples — 1.5%
Anhui Gujing Distillery Co. Ltd., Class B	700	7,830
China Feihe Ltd., 144A*	5,000	9,031
China Mengniu Dairy Co. Ltd.*	17,268	61,711
China Resources Beer Holdings Co. Ltd.	7,557	40,022
Dali Foods Group Co. Ltd., 144A	15,460	9,813
Hengan International Group Co. Ltd.	4,276	34,921
Sun Art Retail Group Ltd.	15,817	24,202
Tingyi Cayman Islands Holding Corp.	13,038	22,406
Tsingtao Brewery Co. Ltd., Class H	2,779	19,235
Uni-President China Holdings Ltd.	9,340	9,664
Vinda International Holdings Ltd.	2,000	6,077
Want Want China Holdings Ltd.	33,037	23,741
Yihai International Holding Ltd.*	2,926	26,142

(Cost $239,302)		294,795

Energy — 1.5%
China Oilfield Services Ltd., Class H	9,971	8,670
China Petroleum & Chemical Corp., Class H	146,972	68,072
China Shenhua Energy Co. Ltd., Class H	21,598	39,457
CNOOC Ltd.	107,845	120,075
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,870	4,383
PetroChina Co. Ltd., Class H	132,994	45,641
Yanzhou Coal Mining Co. Ltd., Class H	9,010	6,882

(Cost $441,841)		293,180

Financials — 9.9%
Agricultural Bank of China Ltd., Class H	167,559	67,663
Bank of China Ltd., Class H*	481,419	175,773
Bank of Communications Co. Ltd., Class H	50,063	30,357
China Cinda Asset Management Co. Ltd., Class H	62,560	11,542
China CITIC Bank Corp. Ltd., Class H	54,871	23,857
China Construction Bank Corp., Class H	583,391	458,373
China Ding Yi Feng Holdings Ltd.*	107,872	57,200
China Everbright Bank Co. Ltd., Class H	21,555	8,732
China Everbright Ltd.	5,245	7,349
China Galaxy Securities Co. Ltd., Class H*	23,273	11,170
China Huarong Asset Management Co. Ltd., Class H, 144A	75,692	7,715
China International Capital Corp. Ltd., Class H, 144A*	7,918	12,810
China Life Insurance Co. Ltd., Class H	45,007	84,312
China Merchants Bank Co. Ltd., Class H	23,885	111,860
China Minsheng Banking Corp. Ltd., Class H	35,085	24,398

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Financials (Continued)
China Pacific Insurance Group Co. Ltd., Class H	16,757	$46,049
China Reinsurance Group Corp., Class H	50,176	5,243
China Taiping Insurance Holdings Co. Ltd.	9,450	14,021
Chongqing Rural Commercial Bank Co. Ltd., Class H	9,796	3,754
CITIC Securities Co. Ltd., Class H	12,966	23,252
Far East Horizon Ltd.	14,133	12,490
GF Securities Co. Ltd., Class H	7,223	7,352
Guotai Junan Securities Co. Ltd., Class H, 144A	4,970	6,527
Haitong Securities Co. Ltd., Class H	16,115	12,183
Huatai Securities Co. Ltd., Class H, 144A	7,683	12,033
Industrial & Commercial Bank of China Ltd., Class H	368,361	237,622
New China Life Insurance Co. Ltd., Class H	4,993	15,525
Noah Holdings Ltd., ADR*(a)	224	5,943
People’s Insurance Co. Group of China Ltd., Class H	55,231	16,603
PICC Property & Casualty Co. Ltd., Class H	39,744	34,406
Ping An Insurance Group Co. of China Ltd., Class H	35,831	353,641
Postal Savings Bank of China Co. Ltd., Class H, 144A	51,773	32,930
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	1,249	4,407

(Cost $2,492,906)		1,937,092

Health Care — 2.5%
3SBio, Inc., 144A*	8,017	9,516
AK Medical Holdings Ltd., 144A	2,000	6,102
Alibaba Health Information Technology Ltd.*	22,036	51,629
CanSino Biologics, Inc., Class H, 144A*	400	9,361
China Medical System Holdings Ltd.	7,370	8,396
China Resources Pharmaceutical Group Ltd., 144A	7,953	4,330
China Traditional Chinese Medicine Holdings Co. Ltd.	10,096	4,272
CSPC Pharmaceutical Group Ltd.*	27,980	54,798
Genscript Biotech Corp.*	5,008	10,984
Hansoh Pharmaceutical Group Co. Ltd., 144A*	1,986	8,622
Hutchison China MediTech Ltd., ADR*	433	9,444
Innovent Biologics, Inc., 144A*	5,961	32,531
Luye Pharma Group Ltd., 144A	9,737	4,862
Ping An Healthcare and Technology Co. Ltd., 144A*	2,130	28,057
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	11,799	20,642
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,489	11,073
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,359	6,895
Sino Biopharmaceutical Ltd.	43,605	68,634
Sinopharm Group Co. Ltd., Class H	7,890	19,402

	Number of Shares	Value
Health Care (Continued)
SSY Group Ltd.	11,629	$7,126
WuXi AppTec Co. Ltd., Class H, 144A	1,511	15,985
Wuxi Biologics Cayman, Inc., 144A*	5,383	84,589
Zai Lab Ltd., ADR*	237	17,633

(Cost $378,426)		494,883

Industrials — 2.6%
51job, Inc., ADR*(a)	162	10,447
Air China Ltd., Class H	13,882	8,310
A-Living Services Co. Ltd., Class H, 144A	2,720	14,563
AviChina Industry & Technology Co. Ltd., Class H	18,583	8,463
Beijing Capital International Airport Co. Ltd., Class H	13,449	8,381
BEST, Inc., ADR*	1,281	6,636
BOC Aviation Ltd., 144A	1,299	7,139
China Communications Construction Co. Ltd., Class H	26,122	16,615
China Communications Services Corp. Ltd., Class H	17,851	11,815
China Conch Venture Holdings Ltd.	10,023	45,001
China Eastern Airlines Corp. Ltd., Class H*	12,628	4,268
China Everbright International Ltd.	24,967	12,820
China Lesso Group Holdings Ltd.	7,072	8,540
China Merchants Port Holdings Co. Ltd.	9,815	11,941
China Railway Construction Corp. Ltd., Class H	11,018	9,851
China Railway Group Ltd., Class H	21,282	11,614
China Southern Airlines Co. Ltd., Class H	7,645	3,136
China State Construction International Holdings Ltd.	15,126	9,328
CITIC Ltd.	33,471	31,783
COSCO SHIPPING Holdings Co. Ltd., Class H*	12,962	3,278
COSCO SHIPPING Ports Ltd.	11,964	5,973
Country Garden Services Holdings Co. Ltd.*	7,470	34,984
CRRC Corp. Ltd., Class H	25,907	12,099
Fosun International Ltd.	17,285	22,189
Greentown Service Group Co. Ltd.	8,749	11,671
Haitian International Holdings Ltd.	4,766	10,060
Jiangsu Expressway Co. Ltd., Class H	8,947	10,539
Shanghai Electric Group Co. Ltd., Class H	22,473	6,205
Shanghai Industrial Holdings Ltd.	3,737	5,814
Shenzhen Expressway Co. Ltd., Class H*	4,350	4,400
Shenzhen International Holdings Ltd.	6,283	10,489
Sinopec Engineering Group Co. Ltd., Class H	11,721	4,915
Sinotruk Hong Kong Ltd.	4,274	10,378
Weichai Power Co. Ltd., Class H	12,890	22,318
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,763	3,389
Zhejiang Expressway Co. Ltd., Class H	11,339	7,973
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,780	9,778

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Industrials (Continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	8,812	$7,219
ZTO Express Cayman, Inc., ADR	2,282	74,439

(Cost $585,435)		518,761

Information Technology — 2.0%
AAC Technologies Holdings, Inc.	4,542	23,322
BYD Electronic International Co. Ltd.	3,485	6,672
China Railway Signal & Communication Corp. Ltd., Class H, 144A*	12,476	5,505
GDS Holdings Ltd., ADR*(a)	391	22,287
Hua Hong Semiconductor Ltd., 144A*	2,658	4,945
Kingboard Holdings Ltd.	4,781	11,535
Kingboard Laminates Holdings Ltd.	6,797	5,919
Kingdee International Software Group Co. Ltd.*	14,554	25,537
Kingsoft Corp. Ltd.*	4,738	15,414
Legend Holdings Corp., Class H, 144A	3,171	3,838
Lenovo Group Ltd.	46,005	24,988
Semiconductor Manufacturing International Corp.*	19,512	42,392
Sunny Optical Technology Group Co. Ltd.	4,528	59,820
TravelSky Technology Ltd., Class H	5,018	10,074
Xiaomi Corp., Class B, 144A*	63,361	98,258
Xinyi Solar Holdings Ltd.	25,916	18,824
ZTE Corp., Class H*	4,494	11,364

(Cost $337,323)		390,694

Materials — 0.9%
Aluminum Corp. of China Ltd., Class H*	29,982	5,531
Anhui Conch Cement Co. Ltd., Class H	7,658	57,354
China Hongqiao Group Ltd.	12,075	5,312
China Molybdenum Co. Ltd., Class H	14,224	4,368
China National Building Material Co. Ltd., Class H	24,167	27,126
China Resources Cement Holdings Ltd.	16,801	21,091
Jiangxi Copper Co. Ltd., Class H	7,290	6,678
Lee & Man Paper Manufacturing Ltd.	8,333	4,483
Nine Dragons Paper Holdings Ltd.	10,384	9,083
Sinopec Shanghai Petrochemical Co. Ltd., Class H	15,061	3,711
Zhaojin Mining Industry Co. Ltd., Class H	8,269	10,114
Zijin Mining Group Co. Ltd., Class H*	38,906	15,560

(Cost $158,405)		170,411

Real Estate — 2.9%
Agile Group Holdings Ltd.	8,778	9,026
China Aoyuan Group Ltd.*	6,687	7,092
China Evergrande Group	10,589	22,186
China Jinmao Holdings Group Ltd.	32,066	22,174
China Overseas Land & Investment Ltd.	22,337	68,011
China Overseas Property Holdings Ltd.	5,000	5,657
China Resources Land Ltd.	18,568	73,185
China Vanke Co. Ltd., Class H	8,542	27,717
CIFI Holdings Group Co. Ltd.	20,067	14,421
Country Garden Holdings Co. Ltd.	48,342	59,749

	Number of Shares	Value
Real Estate (Continued)
Guangzhou R&F Properties Co. Ltd., Class H	6,033	$7,449
Kaisa Group Holdings Ltd.*	17,992	6,569
KWG Group Holdings Ltd.*	8,637	12,057
Logan Property Holdings Co. Ltd.	9,085	13,526
Longfor Group Holdings Ltd., 144A	11,296	51,153
Poly Property Development Co. Ltd., Class H*	600	6,773
Seazen Group Ltd.*	13,345	12,345
Shenzhen Investment Ltd.	22,299	6,876
Shimao Property Holdings Ltd.	7,406	30,767
Shui On Land Ltd.	29,761	4,915
Sino-Ocean Group Holding Ltd.	25,441	5,875
SOHO China Ltd.*	16,028	5,397
Sunac China Holdings Ltd.	15,169	63,506
Wharf Holdings Ltd. (a)	4,272	7,617
Yuexiu Property Co. Ltd.	49,742	8,920
Yuzhou Properties Co. Ltd.	15,688	6,416
Zhenro Properties Group Ltd.*	9,784	6,223

(Cost $588,885)		565,602

Utilities — 1.4%
Beijing Enterprises Holdings Ltd.	3,605	11,976
Beijing Enterprises Water Group Ltd.*	36,515	13,803
CGN Power Co. Ltd., Class H, 144A	49,300	11,322
China Gas Holdings Ltd.	15,046	52,606
China Longyuan Power Group Corp. Ltd., Class H*	23,265	11,316
China Power International Development Ltd.	32,624	7,155
China Resources Gas Group Ltd.	5,685	30,989
China Resources Power Holdings Co. Ltd.	12,897	14,942
ENN Energy Holdings Ltd.	4,994	58,245
Guangdong Investment Ltd.	18,192	35,816
Huaneng Power International, Inc., Class H	25,977	9,652
Kunlun Energy Co. Ltd.	23,129	14,174

(Cost $288,096)		271,996

TOTAL COMMON STOCKS (Cost $11,997,419)		11,742,599

RIGHTS — 0.0%
Financials — 0.0%
Zhengqi Financial Holding Corp.*(b) (Cost $0)	2,516	0

EXCHANGE-TRADED FUNDS — 39.8%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (a)(c)	38,609	1,059,284
Xtrackers MSCI China A Inclusion Equity ETF (c)	338,438	6,733,326

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,454,354)		7,792,610

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 9.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (d)(e) (Cost $1,797,929)	1,797,929	$1,797,929

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.12% (d) (Cost $11,737)	11,737	11,737

TOTAL INVESTMENTS — 108.9% (Cost $22,261,439)		$21,344,875
Other assets and liabilities, net — (8.9%)		(1,750,937)

NET ASSETS — 100.0%		$19,593,938

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
EXCHANGE-TRADED FUNDS — 39.8%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (a)(c)
12,298,745	619,797	(11,848,321)		(1,771,873)	1,760,936	11,898	—	38,609	1,059,284
Xtrackers MSCI China A Inclusion Equity ETF (c)
78,137,782	3,921,059	(76,853,887)		(6,137,347)	7,665,719	240,354	—	338,438	6,733,326

SECURITIES LENDING COLLATERAL — 9.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (d)(e)
2,132,624	—	(334,695	) (f)	—	—	25,805	—	1,797,929	1,797,929

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.12% (d)
—	6,336,401	(6,324,664)		—	—	5,091	—	11,737	11,737

92,569,151	10,877,257	(95,361,567)		(7,909,220)	9,426,655	283,148	—	2,186,713	9,602,276

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $2,077,347, which is 10.6% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $320,830.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI China Free Index Futures	USD	1	$37,575	$42,895	6/19/2020	$5,320

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2020

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$11,742,599	$—	$—	$11,742,599
Rights	—	—	0	0
Exchange-Traded Funds	7,792,610	—	—	7,792,610
Short-Term Investments (g)	1,809,666	—	—	1,809,666
Derivatives (h)
Futures Contracts	5,320	—	—	5,320

TOTAL	$21,350,195	$—	$0	$21,350,195

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended May 31, 2020, the amount of transfers from Level 3 to Level 1 was $317,540. The investments was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 2.7%
Beijing Enlight Media Co. Ltd., Class A	10,300	$16,749
Beijing Kunlun Tech Co. Ltd., Class A*	3,700	11,471
China Film Co. Ltd., Class A	5,500	10,134
China South Publishing & Media Group Co. Ltd., Class A	6,100	9,068
China United Network Communications Ltd., Class A	86,600	59,956
Chinese Universe Publishing and Media Group Co. Ltd., Class A	4,800	7,598
Focus Media Information Technology Co. Ltd., Class A	48,623	33,527
G-bits Network Technology Xiamen Co. Ltd., Class A	200	11,278
Giant Network Group Co. Ltd., Class A	4,800	11,155
Leo Group Co. Ltd., Class A*	21,400	12,247
Mango Excellent Media Co. Ltd., Class A*	6,200	45,867
NanJi E-Commerce Co. Ltd., Class A*	8,400	22,102
Oriental Pearl Group Co. Ltd., Class A	11,597	16,187
Perfect World Co. Ltd., Class A	4,500	27,606
Wanda Film Holding Co. Ltd., Class A*	6,900	15,554
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	7,100	33,695
Youzu Interactive Co. Ltd., Class A*	3,200	8,554
Zhejiang Century Huatong Group Co. Ltd., Class A	13,600	25,438

(Cost $336,596)		378,186

Consumer Discretionary — 5.6%
BAIC BluePark New Energy Technology Co. Ltd., Class A*	11,200	9,145
BTG Hotels Group Co. Ltd., Class A	3,500	8,100
BYD Co. Ltd., Class A	6,098	48,866
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A*	900	13,683
China Grand Automotive Services Group Co. Ltd., Class A	28,891	12,582
China International Travel Service Corp. Ltd., Class A	6,543	92,452
Chongqing Changan Automobile Co. Ltd., Class A	13,900	19,130
Fuyao Glass Industry Group Co. Ltd., Class A*	7,009	19,214
Gree Electric Appliances, Inc. of Zhuhai, Class A	10,100	80,273
Haier Smart Home Co. Ltd., Class A	20,800	48,050
Hangzhou Robam Appliances Co. Ltd., Class A*	3,300	15,675
HLA Corp. Ltd., Class A*	10,400	8,841
Huayu Automotive Systems Co. Ltd., Class A	10,400	27,799
Joyoung Co. Ltd., Class A	2,400	10,851
Liaoning Cheng Da Co. Ltd., Class A*	5,200	11,875
NavInfo Co. Ltd., Class A	6,900	14,264
Ningbo Joyson Electronic Corp., Class A*	4,000	11,005
Ningbo Tuopu Group Co. Ltd., Class A	3,400	11,352

	Number of Shares	Value
Consumer Discretionary (Continued)
Offcn Education Technology Co. Ltd., Class A	5,500	$22,571
Oppein Home Group, Inc., Class A	900	15,208
SAIC Motor Corp. Ltd., Class A	25,927	64,852
Shandong Linglong Tyre Co. Ltd., Class A	4,300	11,398
Shanghai Jinjiang International Hotels Co. Ltd., Class A	2,600	9,893
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	10,400	12,005
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	29,200	23,803
Songcheng Performance Development Co. Ltd., Class A	9,343	23,839
Suning.com Co. Ltd., Class A	30,964	37,904
Suofeiya Home Collection Co. Ltd., Class A	2,900	10,464
TCL Technology Group Corp., Class A	44,600	32,497
Weifu High-Technology Group Co. Ltd., Class A	2,500	6,864
Wuchan Zhongda Group Co. Ltd., Class A*	19,400	12,050
Xiamen Intretech, Inc., Class A	1,400	9,345
Zhejiang Semir Garment Co. Ltd., Class A	6,400	6,164
Zhejiang Supor Co. Ltd., Class A	1,900	17,955
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	7,000	6,322

(Cost $768,179)		786,291

Consumer Staples — 16.3%
Angel Yeast Co. Ltd., Class A	2,900	17,114
Anhui Gujing Distillery Co. Ltd., Class A	1,300	27,175
Anhui Kouzi Distillery Co. Ltd., Class A*	2,100	13,879
Beijing Dabeinong Technology Group Co. Ltd., Class A	14,000	16,141
Beijing Shunxin Agriculture Co. Ltd., Class A*	2,600	19,888
Beijing Yanjing Brewery Co. Ltd., Class A	10,400	9,262
By-health Co. Ltd., Class A	5,200	13,588
C&S Paper Co. Ltd., Class A	4,000	11,301
Chacha Food Co. Ltd., Class A*	1,600	13,067
Chongqing Brewery Co. Ltd., Class A	1,700	14,641
Chongqing Fuling Zhacai Group Co. Ltd., Class A	2,700	13,635
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,131	146,444
Fujian Sunner Development Co. Ltd., Class A	4,100	14,851
Guangdong Haid Group Co. Ltd., Class A	5,300	35,806
Heilongjiang Agriculture Co. Ltd., Class A	5,900	12,312
Henan Shuanghui Investment & Development Co. Ltd., Class A*	9,300	51,354
Inner Mongolia Yili Industrial Group Co. Ltd., Class A*	20,513	81,460
Jiangsu King’s Luck Brewery JSC Ltd., Class A*	4,500	23,027
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,024	73,990

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Consumer Staples (Continued)
Jiangxi Zhengbang Technology Co. Ltd., Class A	8,700	$18,811
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	2,800	21,496
Juewei Food Co. Ltd., Class A	2,000	19,304
Kweichow Moutai Co. Ltd., Class A	4,200	801,167
Laobaixing Pharmacy Chain JSC, Class A	900	10,622
Luzhou Laojiao Co. Ltd., Class A	5,006	59,604
Muyuan Foodstuff Co. Ltd., Class A	7,410	124,314
New Hope Liuhe Co. Ltd., Class A	14,172	55,428
Proya Cosmetics Co. Ltd., Class A	600	13,414
Shanghai Jahwa United Co. Ltd., Class A	2,200	11,847
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,910	52,036
Sichuan Swellfun Co. Ltd., Class A	1,700	11,957
Toly Bread Co. Ltd., Class A*	1,900	13,321
Tongwei Co. Ltd., Class A	13,000	24,860
Tsingtao Brewery Co. Ltd., Class A	2,300	20,319
Wens Foodstuffs Group Co. Ltd., Class A	17,787	65,619
Wuliangye Yibin Co. Ltd., Class A	13,054	270,037
Yifeng Pharmacy Chain Co. Ltd., Class A	1,820	20,021
Yonghui Superstores Co. Ltd., Class A	32,066	41,715
Yuan Longping High-tech Agriculture Co. Ltd., Class A	4,800	10,921

(Cost $1,495,248)		2,275,748

Energy — 1.9%
China Merchants Energy Shipping Co. Ltd., Class A	24,200	19,997
China Petroleum & Chemical Corp., Class A	85,850	49,610
China Shenhua Energy Co. Ltd., Class A	17,400	39,783
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	11,500	10,418
Guanghui Energy Co. Ltd., Class A	19,800	7,241
Offshore Oil Engineering Co. Ltd., Class A	13,100	8,375
PetroChina Co. Ltd., Class A	69,035	40,954
Shaanxi Coal Industry Co. Ltd., Class A	29,699	29,723
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	10,600	8,212
Shanxi Meijin Energy Co. Ltd., Class A*	14,600	12,757
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	11,000	7,339
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,400	12,092
Yanzhou Coal Mining Co. Ltd., Class A	8,800	10,379

(Cost $343,399)		256,880

Financials — 22.8%
Agricultural Bank of China Ltd., Class A	250,817	119,033
Anxin Trust Co. Ltd., Class A*(a)	18,600	6,491
Avic Capital Co. Ltd., Class A	31,110	16,458
Bank of Beijing Co. Ltd., Class A	71,614	48,781
Bank of Chengdu Co. Ltd., Class A	12,750	14,184
Bank of China Ltd., Class A	120,212	57,889
Bank of Communications Co. Ltd., Class A	131,838	94,036
Bank of Guiyang Co. Ltd., Class A	11,480	12,403

	Number of Shares	Value
Financials (Continued)
Bank of Hangzhou Co. Ltd., Class A	20,940	$26,598
Bank of Jiangsu Co. Ltd., Class A	37,961	31,368
Bank of Nanjing Co. Ltd., Class A	34,500	38,043
Bank of Ningbo Co. Ltd., Class A	20,050	71,673
Bank of Shanghai Co. Ltd., Class A	48,635	54,988
Caitong Securities Co. Ltd., Class A	12,700	17,621
Changjiang Securities Co. Ltd., Class A	16,900	14,743
China CITIC Bank Corp. Ltd., Class A	19,900	13,944
China Construction Bank Corp., Class A	32,100	28,541
China Everbright Bank Co. Ltd., Class A	133,231	70,854
China Galaxy Securities Co. Ltd., Class A	13,300	18,193
China Great Wall Securities Co. Ltd., Class A	6,400	10,461
China Life Insurance Co. Ltd., Class A	9,314	33,282
China Merchants Bank Co. Ltd., Class A	69,343	327,347
China Merchants Securities Co. Ltd., Class A	19,332	44,794
China Minsheng Banking Corp. Ltd., Class A	118,971	94,490
China Pacific Insurance Group Co. Ltd., Class A	21,077	83,199
CITIC Securities Co. Ltd., Class A	32,955	102,441
CSC Financial Co. Ltd., Class A	9,300	41,514
Dongxing Securities Co. Ltd., Class A	9,800	14,336
East Money Information Co. Ltd., Class A	27,600	54,898
Everbright Securities Co. Ltd., Class A	13,837	21,110
First Capital Securities Co. Ltd., Class A	10,900	10,392
Founder Securities Co. Ltd., Class A	27,100	26,176
GF Securities Co. Ltd., Class A	19,200	35,322
Guosen Securities Co. Ltd., Class A	14,600	21,765
Guotai Junan Securities Co. Ltd., Class A	25,651	56,106
Guoyuan Securities Co. Ltd., Class A	11,800	13,094
Haitong Securities Co. Ltd., Class A	26,714	43,068
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,800	26,957
Huaan Securities Co. Ltd., Class A	12,900	12,784
Huatai Securities Co. Ltd., Class A	24,480	59,046
Huaxi Securities Co. Ltd., Class A	7,700	10,673
Huaxia Bank Co. Ltd., Class A	42,198	37,520
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,500	11,945
Industrial & Commercial Bank of China Ltd., Class A	181,333	129,592
Industrial Bank Co. Ltd., Class A	69,685	156,602
Industrial Securities Co. Ltd., Class A	23,800	18,903
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	9,200	9,349
Nanjing Securities Co. Ltd., Class A	11,500	22,072
New China Life Insurance Co. Ltd., Class A	6,864	41,917
Northeast Securities Co. Ltd., Class A	9,100	10,162
Orient Securities Co. Ltd., Class A	19,351	24,769
Pacific Securities Co. Ltd., Class A*	23,200	10,136
People’s Insurance Co. Group of China Ltd., Class A	20,300	17,596
Ping An Bank Co. Ltd., Class A	65,066	118,067
Ping An Insurance Group Co. of China Ltd., Class A	36,409	359,353

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Financials (Continued)
Qingdao Rural Commercial Bank Corp., Class A	17,000	$10,109
SDIC Capital Co. Ltd., Class A	12,600	20,964
Sealand Securities Co. Ltd., Class A	18,460	10,771
Shanghai Pudong Development Bank Co. Ltd., Class A	98,327	145,071
Shanxi Securities Co. Ltd., Class A	10,100	9,770
Shenwan Hongyuan Group Co. Ltd., Class A*	73,695	44,438
Sinolink Securities Co. Ltd., Class A	10,700	14,696
SooChow Securities Co. Ltd., Class A	13,010	13,674
Southwest Securities Co. Ltd., Class A	20,700	12,655
Tianfeng Securities Co. Ltd., Class A	22,000	16,797
Western Securities Co. Ltd., Class A	12,400	13,777
Zheshang Securities Co. Ltd., Class A	8,500	11,687

(Cost $3,084,306)		3,191,488

Health Care — 11.2%
Aier Eye Hospital Group Co. Ltd., Class A	13,615	74,421
Apeloa Pharmaceutical Co. Ltd., Class A	3,500	8,833
Asymchem Laboratories Tianjin Co. Ltd., Class A	800	24,293
Autobio Diagnostics Co. Ltd., Class A*	1,000	20,379
Beijing Tiantan Biological Products Corp. Ltd., Class A	3,700	19,884
Beijing Tongrentang Co. Ltd., Class A	4,600	16,091
Betta Pharmaceuticals Co. Ltd., Class A	1,400	20,540
BGI Genomics Co. Ltd., Class A	1,400	23,563
Changchun High & New Technology Industry Group, Inc., Class A*	700	65,074
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	2,500	12,412
China National Accord Medicines Corp. Ltd., Class A	1,200	6,754
China National Medicines Corp. Ltd., Class A*	2,400	10,435
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	3,375	12,752
Chongqing Zhifei Biological Products Co. Ltd., Class A	5,300	61,994
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	2,600	7,875
Dong-E-E-Jiao Co. Ltd., Class A	2,300	11,471
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	4,500	18,932
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,500	14,681
Guangzhou Wondfo Biotech Co. Ltd., Class A	1,100	13,527
Hangzhou Tigermed Consulting Co. Ltd., Class A	2,450	29,017
Huadong Medicine Co. Ltd., Class A	5,960	18,843
Hualan Biological Engineering, Inc., Class A	5,840	33,568
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	2,800	8,583
Jafron Biomedical Co. Ltd., Class A	2,650	23,303

	Number of Shares	Value
Health Care (Continued)
Jiangsu Hengrui Medicine Co. Ltd., Class A	17,814	$195,690
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	3,100	13,466
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	3,200	6,776
Jinyu Bio-Technology Co. Ltd., Class A	3,900	13,000
Joincare Pharmaceutical Group Industry Co. Ltd., Class A*	6,700	11,905
Jointown Pharmaceutical Group Co. Ltd., Class A	6,700	16,834
Lepu Medical Technology Beijing Co. Ltd., Class A	5,900	28,766
Livzon Pharmaceutical Group, Inc., Class A	2,100	11,675
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	13,432	22,030
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,100	18,326
Ovctek China, Inc., Class A	2,100	15,975
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,038	13,093
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	6,500	27,899
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	7,000	17,392
Shanghai RAAS Blood Products Co. Ltd., Class A*	17,200	19,711
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	3,500	10,367
Shenzhen Kangtai Biological Products Co. Ltd., Class A	2,200	44,834
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,400	132,313
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	2,900	8,067
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,900	14,883
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	5,100	14,593
Tasly Pharmaceutical Group Co. Ltd., Class A	5,320	10,961
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A*	9,700	6,892
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	7,300	16,140
Topchoice Medical Corp., Class A*	1,100	21,784
Walvax Biotechnology Co. Ltd., Class A	5,100	29,828
Winning Health Technology Group Co. Ltd., Class A	5,700	18,546
WuXi AppTec Co. Ltd., Class A	5,000	74,328
Yifan Pharmaceutical Co. Ltd., Class A	4,200	11,549
Yunnan Baiyao Group Co. Ltd., Class A	4,170	51,326
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,996	40,877
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	9,800	7,250

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Health Care (Continued)
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A*	4,700	$17,569
Zhejiang NHU Co. Ltd., Class A	7,600	26,839
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	1,900	15,268

(Cost $1,205,998)		1,563,977

Industrials — 12.3%
AECC Aero-Engine Control Co. Ltd., Class A	3,700	6,833
AECC Aviation Power Co. Ltd., Class A*	7,400	24,842
Air China Ltd., Class A	20,200	18,243
AVIC Aircraft Co. Ltd., Class A	9,100	21,847
AVIC Electromechanical Systems Co. Ltd., Class A*	11,600	12,986
AVIC Shenyang Aircraft Co. Ltd., Class A*	3,700	17,353
AVICOPTER PLC, Class A	2,000	11,597
Beijing New Building Materials PLC, Class A	5,900	19,081
Beijing Originwater Technology Co. Ltd., Class A	10,300	11,415
Bohai Leasing Co. Ltd., Class A*	20,700	8,899
Centre Testing International Group Co. Ltd., Class A	2,800	7,074
China Aerospace Times Electronics Co. Ltd., Class A*	9,700	8,760
China Avionics Systems Co. Ltd., Class A	4,500	8,323
China Communications Construction Co. Ltd., Class A	15,200	16,273
China Eastern Airlines Corp. Ltd., Class A*	33,200	19,278
China Gezhouba Group Co. Ltd., Class A	16,300	13,537
China Meheco Co. Ltd., Class A	3,700	6,936
China National Chemical Engineering Co. Ltd., Class A	17,300	13,426
China Railway Construction Corp. Ltd., Class A	38,494	46,477
China Railway Group Ltd., Class A	65,900	48,292
China Railway Hi-tech Industry Co. Ltd., Class A	6,600	8,558
China Shipbuilding Industry Co. Ltd., Class A	78,100	44,260
China Southern Airlines Co. Ltd., Class A	30,500	21,542
China Spacesat Co. Ltd., Class A*	4,200	18,883
China State Construction Engineering Corp. Ltd., Class A	141,811	98,972
Contemporary Amperex Technology Co. Ltd., Class A	7,400	150,320
COSCO SHIPPING Development Co. Ltd., Class A	18,800	4,855
COSCO SHIPPING Holdings Co. Ltd., Class A*	28,400	12,527
CRRC Corp. Ltd., Class A	80,144	65,331
Daqin Railway Co. Ltd., Class A	49,913	47,515
Dongfang Electric Corp. Ltd., Class A	9,800	11,983
Eve Energy Co. Ltd., Class A*	3,400	30,815
Fangda Carbon New Material Co. Ltd., Class A*	9,481	12,440

	Number of Shares	Value
Industrials (Continued)
Guangzhou Baiyun International Airport Co. Ltd., Class A	7,300	$16,660
Guocheng Mining Co. Ltd., Class A*	4,000	10,284
Guoxuan High-Tech Co. Ltd., Class A	3,400	14,190
Hainan Airlines Holding Co. Ltd., Class A*	49,800	11,261
Hefei Meiya Optoelectronic Technology, Inc., Class A	2,300	14,270
Hongfa Technology Co. Ltd., Class A	2,500	11,805
Inner Mongolia First Machinery Group Co. Ltd., Class A	5,400	7,432
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,100	31,839
Jiangsu Zhongtian Technology Co. Ltd., Class A	10,000	16,192
Juneyao Airlines Co. Ltd., Class A	5,900	7,519
Metallurgical Corp. of China Ltd., Class A	54,214	18,918
Nanyang Topsec Technologies Group, Inc., Class A*	3,500	12,619
NARI Technology Co. Ltd., Class A	15,400	39,789
Ningbo Zhoushan Port Co. Ltd., Class A*	28,000	13,288
Power Construction Corp. of China Ltd., Class A	51,300	24,418
Sany Heavy Industry Co. Ltd., Class A	28,150	72,023
SF Holding Co. Ltd., Class A	9,800	62,349
Shanghai Construction Group Co. Ltd., Class A	30,500	13,155
Shanghai Electric Group Co. Ltd., Class A	28,300	17,223
Shanghai International Airport Co. Ltd., Class A	3,195	32,284
Shanghai International Port Group Co. Ltd., Class A	30,400	17,185
Shanghai M&G Stationery, Inc., Class A	3,100	24,115
Shanghai Tunnel Engineering Co. Ltd., Class A	11,600	10,136
Shenzhen Airport Co. Ltd., Class A	7,300	8,131
Shenzhen Inovance Technology Co. Ltd., Class A	6,100	29,230
Siasun Robot & Automation Co. Ltd., Class A*	5,000	9,038
Sinotrans Ltd., Class A	15,100	6,934
Spring Airlines Co. Ltd., Class A*	3,398	17,004
STO Express Co. Ltd., Class A*	5,200	13,174
Sunwoda Electronic Co. Ltd., Class A	5,300	10,527
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	9,500	10,502
TBEA Co. Ltd., Class A	13,881	13,311
Weichai Power Co. Ltd., Class A	20,400	37,131
XCMG Construction Machinery Co. Ltd., Class A	25,449	20,852
Xiamen C & D, Inc., Class A	10,000	12,186
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	12,343	16,333
Yunda Holding Co. Ltd., Class A	6,200	28,879
Zhejiang Chint Electrics Co. Ltd., Class A	7,617	27,037
Zhejiang Dingli Machinery Co. Ltd., Class A*	1,200	15,517
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A*	9,600	29,949

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Industrials (Continued)
Zhejiang Weixing New Building Materials Co. Ltd., Class A	5,300	$8,848
Zhengzhou Yutong Bus Co. Ltd., Class A	7,500	12,667
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	23,150	20,584

(Cost $1,656,196)		1,716,261

Information Technology — 13.9%
360 Security Technology, Inc., Class A	7,300	18,137
Accelink Technologies Co. Ltd., Class A	2,100	8,017
Addsino Co. Ltd., Class A*	4,900	9,965
Aisino Corp., Class A	6,596	14,685
AVIC Jonhon Optronic Technology Co. Ltd., Class A	3,700	18,061
Beijing E-Hualu Information Technology Co. Ltd., Class A	1,700	11,167
Beijing Shiji Information Technology Co. Ltd., Class A	3,200	13,261
Beijing Sinnet Technology Co. Ltd., Class A	5,200	18,073
Beijing Thunisoft Corp. Ltd., Class A	2,300	8,559
BOE Technology Group Co. Ltd., Class A*	112,802	58,415
Chaozhou Three-Circle Group Co. Ltd., Class A	6,258	17,374
China Greatwall Technology Group Co. Ltd., Class A	10,500	20,123
China National Software & Service Co. Ltd., Class A*	1,700	18,608
China TransInfo Technology Co. Ltd., Class A*	4,900	15,156
Dawning Information Industry Co. Ltd., Class A	4,340	22,548
DHC Software Co. Ltd., Class A	11,200	16,868
Fiberhome Telecommunication Technologies Co. Ltd., Class A	3,800	14,825
Foxconn Industrial Internet Co. Ltd., Class A	19,800	37,062
Fujian Star-net Communication Co. Ltd., Class A	1,800	8,128
GCL System Integration Technology Co. Ltd., Class A*	19,100	6,798
Gigadevice Semiconductor Beijing, Inc., Class A	1,480	39,951
Glodon Co. Ltd., Class A	3,900	31,214
GoerTek, Inc., Class A	10,977	32,544
GRG Banking Equipment Co. Ltd., Class A	8,100	12,799
Guangzhou Haige Communications Group, Inc. Co., Class A	8,200	13,689
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A*	2,100	26,718
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	31,300	120,015
Hangzhou Silan Microelectronics Co. Ltd., Class A	5,100	10,109
Hengtong Optic-electric Co. Ltd., Class A	6,800	15,585
Holitech Technology Co. Ltd., Class A	10,900	7,394
Huagong Tech Co. Ltd., Class A	2,800	7,594

	Number of Shares	Value
Information Technology (Continued)
Hubei Kaile Science & Technology Co. Ltd., Class A	3,200	$6,043
Hundsun Technologies, Inc., Class A*	2,680	39,395
Iflytek Co. Ltd., Class A	7,534	33,599
Inspur Electronic Information Industry Co. Ltd., Class A	5,088	27,364
Lens Technology Co. Ltd., Class A	9,700	22,069
Leyard Optoelectronic Co. Ltd., Class A	10,300	8,181
Lingyi iTech Guangdong Co., Class A*	20,000	25,181
LONGi Green Energy Technology Co. Ltd., Class A	12,610	57,046
Luxshare Precision Industry Co. Ltd., Class A	17,911	111,253
NAURA Technology Group Co. Ltd., Class A	1,700	36,068
Newland Digital Technology Co. Ltd., Class A	3,700	8,237
Ninestar Corp., Class A	3,400	13,051
OFILM Group Co. Ltd., Class A*	9,800	19,397
Sanan Optoelectronics Co. Ltd., Class A	13,979	45,386
Sangfor Technologies, Inc., Class A	900	23,621
SG Micro Corp., Class A	500	15,266
Shanghai 2345 Network Holding Group Co. Ltd., Class A	21,746	8,651
Shanghai Baosight Software Co. Ltd., Class A	2,900	22,907
Shengyi Technology Co. Ltd., Class A	7,600	28,430
Shennan Circuits Co. Ltd., Class A	1,580	33,302
Shenzhen Goodix Technology Co. Ltd., Class A	1,500	45,330
Shenzhen Kaifa Technology Co. Ltd., Class A	4,800	15,082
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A*	3,300	7,421
Shenzhen Sunway Communication Co. Ltd., Class A*	3,400	18,513
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	5,800	18,888
Thunder Software Technology Co. Ltd., Class A	1,300	10,510
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	2,300	9,175
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	9,800	24,007
Tianma Microelectronics Co. Ltd., Class A	7,100	13,429
Tianshui Huatian Technology Co. Ltd., Class A*	8,900	16,050
TongFu Microelectronics Co. Ltd., Class A*	3,700	12,111
Tunghsu Optoelectronic Technology Co. Ltd., Class A	20,800	8,042
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	2,100	20,196
Unisplendour Corp. Ltd., Class A*	6,720	35,897
Universal Scientific Industrial Shanghai Co. Ltd., Class A*	4,900	11,853
Venustech Group, Inc., Class A	3,100	16,966

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Information Technology (Continued)
Visionox Technology, Inc., Class A*	5,100	$9,148
Wangsu Science & Technology Co. Ltd., Class A*	8,600	9,351
Westone Information Industry, Inc., Class A	2,900	8,355
Will Semiconductor Ltd., Class A	1,900	48,687
Wingtech Technology Co. Ltd., Class A*	3,100	42,310
Wonders Information Co. Ltd., Class A	3,800	10,916
Wuhan Guide Infrared Co. Ltd., Class A*	3,300	21,189
Wuhu Token Science Co. Ltd., Class A*	7,400	9,338
WUS Printed Circuit Kunshan Co. Ltd., Class A	6,200	20,277
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	3,200	18,760
Wuxi Taiji Industry Co. Ltd., Class A*	6,500	9,908
Yealink Network Technology Corp. Ltd., Class A	1,800	22,612
Yonyou Network Technology Co. Ltd., Class A	10,926	53,225
Zhejiang Dahua Technology Co. Ltd., Class A	10,800	22,432
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	4,100	12,247
Zhongji Innolight Co. Ltd., Class A	2,300	18,296
ZTE Corp., Class A*	13,000	65,416

(Cost $1,604,556)		1,943,826

Materials — 6.9%
Aluminum Corp. of China Ltd., Class A*	46,508	18,177
Angang Steel Co. Ltd., Class A	15,290	5,250
Anhui Conch Cement Co. Ltd., Class A	13,464	106,747
Baoshan Iron & Steel Co. Ltd., Class A*	61,457	41,948
BBMG Corp., Class A	29,600	13,015
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A*	5,200	27,981
China Jushi Co. Ltd., Class A	11,900	14,667
China Molybdenum Co. Ltd., Class A	58,100	27,735
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	13,093	18,550
Ganfeng Lithium Co. Ltd., Class A	3,500	24,183
GEM Co. Ltd., Class A*	14,800	9,007
Guangdong HEC Technology Holding Co. Ltd., Class A*	10,500	9,292
Guangdong Hongda Blasting Co. Ltd., Class A	2,300	10,723
Hengli Petrochemical Co. Ltd., Class A	19,520	37,927
Hengyi Petrochemical Co. Ltd., Class A	13,260	16,935
Hesteel Co. Ltd., Class A	39,200	10,998
Huaxin Cement Co. Ltd., Class A	4,800	16,649
Hunan Valin Steel Co. Ltd., Class A	18,500	9,813
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	146,200	22,448
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	29,995	10,383
Jiangsu Shagang Co. Ltd., Class A*	7,300	13,766
Jiangsu Yangnong Chemical Co. Ltd., Class A	900	11,118

	Number of Shares	Value
Materials (Continued)
Jiangxi Copper Co. Ltd., Class A	7,344	$13,070
Jinduicheng Molybdenum Co. Ltd., Class A	10,200	8,628
Lomon Billions Group Co. Ltd., Class A	5,200	11,337
Maanshan Iron & Steel Co. Ltd., Class A	21,600	7,899
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	30,200	8,178
Rongsheng Petro Chemical Co. Ltd., Class A	17,752	28,768
Sansteel Minguang Co. Ltd. Fujian, Class A*	8,100	7,632
Shandong Gold Mining Co. Ltd., Class A	8,967	46,436
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	5,500	13,581
Shandong Nanshan Aluminum Co. Ltd., Class A	42,600	12,071
Shandong Sinocera Functional Material Co. Ltd., Class A	3,500	11,486
Shandong Sun Paper Industry JSC Ltd., Class A*	9,000	10,678
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,400	17,001
Shanxi Taigang Stainless Steel Co. Ltd., Class A	19,100	8,771
Sinopec Shanghai Petrochemical Co. Ltd., Class A	19,670	9,774
Tangshan Jidong Cement Co. Ltd., Class A	4,600	11,147
Tianqi Lithium Corp., Class A	5,190	14,409
Tongkun Group Co. Ltd., Class A*	6,600	11,276
Tongling Nonferrous Metals Group Co. Ltd., Class A*	26,500	6,991
Transfar Zhilian Co. Ltd., Class A	11,590	9,205
Wanhua Chemical Group Co. Ltd., Class A	10,500	68,122
Weihai Guangwei Composites Co. Ltd., Class A	1,800	14,824
Xiamen Tungsten Co. Ltd., Class A	4,800	8,328
Yintai Gold Co. Ltd., Class A	6,700	14,954
Yunnan Energy New Material Co. Ltd.	2,600	21,521
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,732	16,914
Zhejiang Juhua Co. Ltd., Class A*	9,600	8,804
Zhejiang Longsheng Group Co. Ltd., Class A	11,700	19,891
Zhongjin Gold Corp. Ltd., Class A	12,200	15,803
Zijin Mining Group Co. Ltd., Class A	64,697	34,136

(Cost $949,162)		968,947

Real Estate — 3.8%
Beijing Capital Development Co. Ltd., Class A	8,800	7,517
China Enterprise Co. Ltd., Class A	14,100	8,050
China Fortune Land Development Co. Ltd., Class A	10,540	31,866
China Merchants Property Operation & Service Co. Ltd., Class A	3,400	16,895
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,115	49,483
China Vanke Co. Ltd., Class A	32,696	117,290

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Real Estate (Continued)
Financial Street Holdings Co. Ltd., Class A	10,300	$9,503
Gemdale Corp., Class A	15,022	26,734
Grandjoy Holdings Group Co. Ltd., Class A*	8,400	5,745
Greenland Holdings Corp. Ltd., Class A	28,873	21,562
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	12,700	13,951
Jinke Properties Group Co. Ltd., Class A	16,600	17,842
Oceanwide Holdings Co. Ltd., Class A	12,600	5,962
Poly Developments and Holdings Group Co. Ltd., Class A	40,173	80,523
RiseSun Real Estate Development Co. Ltd., Class A	15,600	16,963
Seazen Holdings Co. Ltd., Class A*	7,513	32,824
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	5,600	12,202
Sichuan Languang Development Co. Ltd., Class A*	7,400	5,289
Xinhu Zhongbao Co. Ltd., Class A	31,000	12,938
Yango Group Co. Ltd., Class A*	13,900	12,592
Youngor Group Co. Ltd., Class A	14,600	12,655
Zhongtian Financial Group Co. Ltd., Class A	22,400	9,661

(Cost $537,735)		528,047

Utilities — 2.5%
Chengdu Xingrong Environment Co. Ltd., Class A*	12,200	7,952
China National Nuclear Power Co. Ltd., Class A	45,884	25,811
China Yangtze Power Co. Ltd., Class A	74,000	179,624
GD Power Development Co. Ltd., Class A	69,800	17,732
Huadian Power International Corp. Ltd., Class A	22,400	11,412
Huaneng Power International, Inc., Class A	25,900	15,654

	Number of Shares	Value
Utilities (Continued)
Hubei Energy Group Co. Ltd., Class A	16,500	$8,153
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	19,300	6,869
Luenmei Quantum Co. Ltd., Class A*	4,800	10,097
SDIC Power Holdings Co. Ltd., Class A	22,595	23,812
Shanghai Electric Power Co. Ltd., Class A	8,100	8,287
Shenergy Co. Ltd., Class A	17,400	13,067
Shenzhen Energy Group Co. Ltd., Class A	11,000	8,445
Sichuan Chuantou Energy Co. Ltd., Class A	14,400	17,849

(Cost $383,977)		354,764

TOTAL COMMON STOCKS (Cost $12,365,352)		13,964,415

EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (b)(c) (Cost $2,201)	100	2,723

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (d)(e) (Cost $2,613)	2,613	2,613

CASH EQUIVALENTS — 2.4%
DWS Government Money Market Series “Institutional Shares”, 0.12% (d) (Cost $339,973)	339,973	339,973

TOTAL INVESTMENTS — 102.3% (Cost $12,710,139)		$14,309,724
Other assets and liabilities, net — (2.3%)		(323,031)

NET ASSETS — 100.0%		$13,986,693

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (b)(c)
6,530	—	(4,249)		949	(507)	29	—	100	2,723

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (d)(e)
6,352	—	(3,739	) (f)	—	—	60	—	2,613	2,613

CASH EQUIVALENTS — 2.4%
DWS Government Money Market Series “Institutional Shares”, 0.12% (d)
501,496	70,575,578	(70,737,101)		—	—	18,631	—	339,973	339,973

514,378	70,575,578	(70,745,089)		949	(507)	18,720	—	342,686	345,309

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2020

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $2,587, which is 0.0% of net assets.

(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$13,957,924	$—	$6,491	$13,964,415
Exchange-Traded Funds	2,723	—	—	2,723
Short-Term Investments (g)	342,586	—	—	342,586

TOTAL	$14,303,233	$—	$6,491	$14,309,724

(g)	See Schedule of Investments for additional detailed categorizations.

During the year ended May 31, 2020, the amount of transfers from Level 1 to Level 3 was $115,655. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	40

This Page is Intentionally Left Blank

41

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2020

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Assets
Investment in non-affiliated securities at value	$1,267,059,395		$30,253,747		$11,742,599	$13,964,415
Investment in affiliated securities at value	—		—		7,792,610	2,723
Investment in DWS Government Money Market Series	—		—		11,737	339,973
Investment in DWS Government & Agency Securities Portfolio*	—		—		1,797,929	2,613
Cash	59,395,110		—		—	—
Foreign currency at value	5,726,020	†	115,299	†	11,940	380,576
Deposit with broker for futures contracts	—		—		5,455	—
Receivables:
Investment securities sold	—		—		13,369,903	—
Capital shares	225,928		—		6,468	—
Dividends	—		—		53,608	—
Interest	—		—		3	29
Securities lending income	—		—		3,613	14

Total assets	$1,332,406,453		$30,369,046		$34,795,865	$14,690,343

Liabilities
Due to custodian	$—		$5,450		$—	$—
Payable upon return of securities loaned	—		—		1,797,929	2,613
Payables:
Investment securities purchased	—		—		524,808	693,669
Capital shares	60,893,844		—		12,872,148	—
Investment advisory fees	749,791		16,798		7,042	7,368

Total liabilities	61,643,635		22,248		15,201,927	703,650

Net Assets, at value	$1,270,762,818		$30,346,798		$19,593,938	$13,986,693

Net Assets Consist of
Paid-in capital	$1,300,083,193		$51,075,337		$31,907,654	$16,684,738
Distributable earnings (loss)	(29,320,375)		(20,728,539)		(12,313,716)	(2,698,045)

Net Assets, at value	$1,270,762,818		$30,346,798		$19,593,938	$13,986,693

Number of Common Shares outstanding	46,750,001		1,100,001		600,001	700,001

Net Asset Value	$27.18		$27.59		$32.66	$19.98

Investment in non-affiliated securities at cost	$1,017,842,201		$28,271,171		$11,997,419	$12,365,352

Investment in affiliated securities at cost	$—		$—		$8,454,354	$2,201

Value of securities loaned	$—		$—		$2,077,347	$2,587

Investment in DWS Government Money Market Series at cost	$—		$—		$11,737	$339,973

Investment in DWS Government & Agency Securities Portfolio at cost*	$—		$—		$1,797,929	$2,613

Non-cash collateral for securities on loan	$—		$—		$320,830	$—

Foreign currency at cost	$5,717,350		$115,420		$11,940	$380,576

*	Represents collateral on securities loaned.
†

Included in foreign currency at value is $15,779 and $4,655 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	42

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2020

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Investment Income
Unaffiliated interest income	$10,619	$1,135	$—	$—
Unaffiliated dividend income*	28,737,308	583,783	814,380	468,891
Income distributions from affiliated funds	—	—	257,343	18,660
Affiliated securities lending income	—	—	25,805	60
Unaffiliated securities lending income, net of borrower rebates	—	—	33,052	17

Total investment income	28,747,927	584,918	1,130,580	487,628

Expenses
Investment advisory fees	10,992,752	296,668	223,673	111,453
Other expenses	57	57	57	57

Total expenses	10,992,809	296,725	223,730	111,510

Less fees waived (see note 3):
Waiver	—	—	(107,959)	(460)

Net expenses	10,992,809	296,725	115,771	111,050

Net investment income (loss)	17,755,118	288,193	1,014,809	376,578

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(117,608,181)	(9,197,086)	(5,725,169)	(1,855,621)
Investments in affiliates	—	—	(56,225)	949
In-kind redemptions	—	—	(3,899,441)	—
In-kind redemptions in affiliates	—	—	(7,852,995)	—
Futures contracts	—	—	19,137	52,245
Foreign currency transactions	(928,018)	(166,327)	6,242	(50,284)

Net realized gain (loss)	(118,536,199)	(9,363,413)	(17,508,451)	(1,852,711)

Net change in unrealized appreciation (depreciation) on:
Investments	105,396,115	11,855,159	13,595,921	3,633,953
Investments in affiliates	—	—	9,426,655	(507)
Futures contracts	—	—	5,770	675
Foreign currency translations	(65,497)	10,119	(1,137)	(1,227)

Net change in unrealized appreciation (depreciation)	105,330,618	11,865,278	23,027,209	3,632,894

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(13,205,581)	2,501,865	5,518,758	1,780,183

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,549,537	$2,790,058	$6,533,567	$2,156,761

* Unaffiliated foreign tax withheld	$3,207,337	$66,628	$53,763	$52,201

See Notes to Financial Statements.	43

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	Year Ended May 31,		Year Ended May 31,
	2020	2019	2020	2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$17,755,118	$10,665,149	$288,193	$251,842
Net realized gain (loss)	(118,536,199)	(135,091,369)	(9,363,413)	(1,349,407)
Net change in net unrealized appreciation (depreciation)	105,330,618	60,377,165	11,865,278	(9,572,739)

Net increase (decrease) in net assets resulting from operations	4,549,537	(64,049,055)	2,790,058	(10,670,304)

Distributions to Shareholders	(16,323,622)	(14,203,859)	(267,342)	—

Fund Shares Transactions
Proceeds from shares sold	1,688,068,201	1,692,910,139	5,744,566	60,173,256
Value of shares redeemed	(1,854,188,349)	(851,830,790)	(51,817,790)	—

Net increase (decrease) in net assets resulting from fund share transactions	(166,120,148)	841,079,349	(46,073,224)	60,173,256

Total net increase (decrease) in Net Assets	(177,894,233)	762,826,435	(43,550,508)	49,502,952

Net Assets
Beginning of year	1,448,657,051	685,830,616	73,897,306	24,394,354

End of year	$1,270,762,818	$1,448,657,051	$30,346,798	$73,897,306

Changes in Shares Outstanding
Shares outstanding, beginning of year	55,150,001	23,200,001	2,850,001	750,001
Shares sold	58,350,000	64,000,000	200,000	2,100,000
Shares redeemed	(66,750,000)	(32,050,000)	(1,950,000)	—

Shares outstanding, end of year	46,750,001	55,150,001	1,100,001	2,850,001

See Notes to Financial Statements.	44

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All China Equity ETF		Xtrackers MSCI China A Inclusion Equity ETF
	Year Ended May 31,		Year Ended May 31,
	2020	2019	2020	2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,014,809	$1,069,662	$376,578	$252,019
Net realized gain (loss)	(17,508,451)	(948,491)	(1,852,711)	(1,747,339)
Net change in net unrealized appreciation (depreciation)	23,027,209	(23,805,345)	3,632,894	(2,385,759)

Net increase (decrease) in net assets resulting from operations	6,533,567	(23,684,174)	2,156,761	(3,881,079)

Distributions to Shareholders	(1,586,476)	(682,986)	(280,238)	(119,154)

Fund Shares Transactions
Proceeds from shares sold	8,845,595	387,568,698	—	137,463,454
Value of shares redeemed	(221,424,743)	(171,870,648)	(70,409,971)	(53,023,564)

Net increase (decrease) in net assets resulting from fund share transactions	(212,579,148)	215,698,050	(70,409,971)	84,439,890

Total net increase (decrease) in Net Assets	(207,632,057)	191,330,890	(68,533,448)	80,439,657

Net Assets
Beginning of year	227,225,995	35,895,105	82,520,141	2,080,484

End of year	$19,593,938	$227,225,995	$13,986,693	$82,520,141

Changes in Shares Outstanding
Shares outstanding, beginning of year	7,300,001	950,001	4,400,001	100,001
Shares sold	250,000	11,250,000	—	6,900,000
Shares redeemed	(6,950,000)	(4,900,000)	(3,700,000)	(2,600,000)

Shares outstanding, end of year	600,001	7,300,001	700,001	4,400,001

See Notes to Financial Statements.	45

DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF Selected Per Share Data	Years Ended May 31,
	2020	2019	2018	2017	2016
Net Asset Value, beginning of year	$26.27	$29.56	$25.84	$23.74	$49.93

Income (loss) from investment operations:
Net investment income (loss)(a)	0.29	0.22	0.25	0.30	0.43
Net realized and unrealized gain (loss)	0.91 (b)	(3.22)	3.73	1.97	(18.19)

Total from investment operations	1.20	(3.00)	3.98	2.27	(17.76)

Less distributions from:
Net investment income	(0.29)	—	(0.26)	(0.17)	(0.33)
Net realized gains	—	(0.29)	—	—	(8.10)

Total distributions	(0.29)	(0.29)	(0.26)	(0.17)	(8.43)

Net Asset Value, end of year	$27.18	$26.27	$29.56	$25.84	$23.74

Total Return (%)	4.50	(10.02)	15.38	9.62	(38.10)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	1,271	1,449	686	367	326
Ratio of expenses (%)	0.65	0.65	0.66	0.67	0.80
Ratio of net investment income (loss) (%)	1.05	0.87	0.82	1.24	1.27
Portfolio turnover rate (%)(c)	115	81	65	68	159

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Selected Per Share Data	Years Ended May 31,
	2020	2019	2018	2017	2016
Net Asset Value, beginning of year	$25.93	$32.53	$31.36	$33.00	$65.42

Income (loss) from investment operations:
Net investment income (loss)(a)	0.17	0.20	0.04	(0.03)	(0.05)
Net realized and unrealized gain (loss)	1.65	(6.80)	1.13	(1.61)	(28.91)

Total from investment operations	1.82	(6.60)	1.17	(1.64)	(28.96)

Less distributions from:
Net investment income	(0.16)	—	—	—	(0.17)
Net realized gains	—	—	—	—	(3.29)

Total distributions	(0.16)	—	—	—	(3.46)

Net Asset Value, end of year	$27.59	$25.93	$32.53	$31.36	$33.00

Total Return (%)	7.02	(20.29)	3.73	(4.97)	(45.37)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	30	74	24	20	21
Ratio of expenses (%)	0.65	0.65	0.65	0.67	0.80
Ratio of net investment income (loss) (%)	0.63	0.74	0.10	(0.09)	(0.11)
Portfolio turnover rate (%)(c)	48	16	29	51	215

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	46

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All China Equity ETF Selected Per Share Data	Years Ended May 31,
	2020	2019	2018	2017	2016
Net Asset Value, beginning of year	$31.13	$37.78	$30.54	$28.36	$46.01

Income (loss) from investment operations:
Net investment income (loss)(a)	0.76	0.36	0.79	0.91	2.15
Net realized and unrealized gain (loss)	2.21	(6.42)	6.75	4.26	(15.46)

Total from investment operations	2.97	(6.06)	7.54	5.17	(13.31)

Less distributions from:
Net investment income	(1.44)	(0.59)	(0.30)	(2.99)	(4.34)

Total distributions	(1.44)	(0.59)	(0.30)	(2.99)	(4.34)

Net Asset Value, end of year	$32.66	$31.13	$37.78	$30.54	$28.36

Total Return (%)(b)	9.35	(15.89)	24.71	20.03	(29.80)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	20	227	36	5	7
Ratio of expenses before fee waiver (%)(c)	0.50	0.50	0.60	0.60	0.60
Ratio of expenses after fee waiver (%)(c)	0.26	0.28	0.36	0.35	0.26
Ratio of net investment income (loss) (%)	2.27	1.07	2.10	3.10	6.46
Portfolio turnover rate (%)(d)	14	102	3	7	36

Xtrackers MSCI China A Inclusion Equity ETF Selected Per Share Data	Years Ended May 31,				Period Ended 5/31/2016(e)
	2020	2019	2018	2017
Net Asset Value, beginning of period	$18.75	$20.80	$19.53	$21.86	$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.41	0.15	0.52	0.29	0.40
Net realized and unrealized gain (loss)	1.19	(2.03)	1.30	1.05	(2.80)

Total from investment operations	1.60	(1.88)	1.82	1.34	(2.40)

Less distributions from:
Net investment income	(0.37)	(0.17)	(0.55)	(2.82)	(0.74)
Net realized gains	—	—	—	(0.85)	—

Total distributions	(0.37)	(0.17)	(0.55)	(3.67)	(0.74)

Net Asset Value, end of period	$19.98	$18.75	$20.80	$19.53	$21.86

Total Return (%)(b)	8.49	(8.91)	9.12	6.42 (f)	(10.01)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	14	83	2	3	2
Ratio of expenses before fee waiver (%)(c)	0.60	0.60	0.70	0.72	1.25 ***
Ratio of expenses after fee waiver (%)(c)	0.60	0.60	0.05	0.05	0.45 ***
Ratio of net investment income (loss) (%)	2.03	0.75	2.38	1.41	2.92 *
Portfolio turnover rate (%)(d)	27	180	3	6	4 **

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period October 20, 2015 (commencement of operations) through May 31, 2016.
(f)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.41%.
*	Annualized.
**	Not Annualized.
***	Annualized. Includes excise tax expense that is not annualized.

See Notes to Financial Statements.	47

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2020, the Trust consists of thirty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF
Xtrackers MSCI China A Inclusion Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers MSCI All China Equity ETF	MSCI China All Shares Index
Xtrackers MSCI China A Inclusion Equity ETF	MSCI China A Inclusion Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 300 largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

MSCI is the creator of the MSCI China All Shares Index and the MSCI China A Inclusion Equity Index. The MSCI China All Share Index is a rules-based, free-float adjusted market capitalization index comprised of equity securities that are listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Underlying Index is rebalanced on a quarterly basis.

The MSCI China A Inclusion Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together “Stock Connect”). “A-Shares” are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. Certain eligible A-Shares are traded on the Shanghai or Shenzhen Stock Exchanges. The Underlying Index is designed to track the inclusion of A-Shares in the MSCI Emerging Markets Index over time and is constructed by MSCI, Inc. by applying eligibility criteria for the MSCI Global Investable Market Indexes, and then excluding mid- and small-capitalization A-Shares (as determined by

48

DBX ETF Trust

Notes to Financial Statements (Continued)

MSCI), A-Shares suspended for trading for more than 50 days in the past 12 months and A-Shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization (i.e., includes only shares that are readily available for trading in the market) available to foreign investors and includes only large-capitalization companies, as determined by MSCI. The Underlying Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF, is diversified. Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund, with the exception of Xtrackers MSCI All China Equity ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

49

DBX ETF Trust

Notes to Financial Statements (Continued)

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2020, the Funds did not incur any interest or penalties.

50

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Harvest CSI 300 China A-Shares ETF	$6,350,022	$(196,250,062)	$160,579,665	$(29,320,375)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	152,732	(21,394,241)	512,970	(20,728,539)
Xtrackers MSCI All China Equity ETF	65,578	(11,197,492)	(1,181,802)	(12,313,716)
Xtrackers MSCI China A Inclusion Equity ETF	1,953	(4,143,124)	1,443,126	(2,698,045)

The tax character of dividends and distributions declared for the years ended May 31, 2020 and May 31, 2019 were as follows:

Year Ended May 31, 2020
Ordinary Income*
Xtrackers Harvest CSI 300 China A-Shares ETF	$16,323,622
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	267,342
Xtrackers MSCI All China Equity ETF	1,586,476
Xtrackers MSCI China A Inclusion Equity ETF	280,238

	Year Ended May 31, 2019
	Ordinary Income*	Long Term Capital Gain
Xtrackers Harvest CSI 300 China A-Shares ETF	$287	$14,203,572
Xtrackers MSCI All China Equity ETF	682,986	—
Xtrackers MSCI China A Inclusion Equity ETF	119,154	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions

At May 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Harvest CSI 300 China A-Shares ETF	$98,419,937	$97,830,125	$196,250,062
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	14,804,329	6,589,912	21,394,241
Xtrackers MSCI All China Equity ETF	7,274,409	3,923,083	11,197,492
Xtrackers MSCI China A Inclusion Equity ETF	3,952,636	190,488	4,143,124

For the fiscal year ended May 31, 2020, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to the recognition of certain foreign currency gain (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”), net operating losses and redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers MSCI All China Equity ETF	$11,993,848	$(11,993,848)

51

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,106,488,011	$160,571,384	$275,333,053	$(114,761,669)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	29,740,388	513,359	5,429,178	(4,915,819)
Xtrackers MSCI All China Equity ETF	22,526,399	(1,181,524)	1,339,731	(2,521,255)
Xtrackers MSCI China A Inclusion Equity ETF	12,865,367	1,444,357	2,466,060	(1,021,703)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non People’s Republic of China (“PRC”) enterprises including Qualified Foreign Institutional Investors (“QFII”) and renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises refer to companies whose value of immovable property in the PRC is greater than 50% of the value of their total assets at any time during the three-year period before the alienation of the PRC companies’ shares. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, respectively; while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the

52

DBX ETF Trust

Notes to Financial Statements (Continued)

prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All China Equity ETF
Common Stocks	$120,429	$1,096	$6,190	$313,544	$441,259
Exchange-Traded Funds	1,677,500	—	—	—	1,677,500

Total Borrowings	$1,797,929	$1,096	$6,190	$313,544	$2,118,759

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,118,759

Xtrackers MSCI China A Inclusion Equity ETF
Exchange-Traded Funds	$2,613	$—	$—	$—	$2,613

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,613

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2020, Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF

53

DBX ETF Trust

Notes to Financial Statements (Continued)

utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2020 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All China Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$5,320	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts— Equity Contracts
Xtrackers MSCI All China Equity ETF	$19,137
Xtrackers MSCI China A Inclusion Equity ETF	52,245

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts— Equity Contracts
Xtrackers MSCI All China Equity ETF	$5,770
Xtrackers MSCI China A Inclusion Equity ETF	675

For the year ended May 31, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI All China Equity ETF	$481,758
Xtrackers MSCI China A Inclusion Equity ETF	56,194

54

DBX ETF Trust

Notes to Financial Statements (Continued)

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.
For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers MSCI All China Equity ETF	0.50%
Xtrackers MSCI China A Inclusion Equity ETF	0.60%

The Advisor for Xtrackers MSCI All China Equity ETF has contractually agreed, until November 14, 2021, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. In addition, the Advisor has contractually agreed, until September 30, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.50% of the Fund’s average daily net assets. For the year ended May 31, 2020, the Advisor waived $107,766 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

The Advisor for Xtrackers MSCI China A Inclusion Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the year ended May 31, 2020, the Advisor waived $28 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired funds’ fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended May 31, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All China Equity ETF	$193
Xtrackers MSCI China A Inclusion Equity ETF	432

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

55

DBX ETF Trust

Notes to Financial Statements (Continued)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,877,923,108	$2,034,187,349
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	21,455,384	67,126,892
Xtrackers MSCI All China Equity ETF	6,837,239	80,412,576
Xtrackers MSCI China A Inclusion Equity ETF	5,554,644	75,332,472

For the year ended May 31, 2020, the cost of in-kind purchases and proceeds from in-kind sale were as follows:

	Purchases	Sales
Xtrackers MSCI All China Equity ETF	$4,650,053	$143,542,697

5. Fund Share Transactions

As of May 31, 2020 there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Xtrackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI China A Inclusion Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards.

56

DBX ETF Trust

Notes to Financial Statements (Continued)

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI China A Inclusion Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2020.

Pro-rata Share
Xtrackers Harvest CSI 300 China A-Shares ETF	$63,000,000
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	4,200,000
Xtrackers MSCI China A Inclusion Equity ETF	5,250,000

8. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on a Fund and its investments. A prolonged disruption may result in a Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

9. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DBX Advisors LLC or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries (except for Harvest Global Management Limited which is partially owned by DWS Group), is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory services to the Funds absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory services to the Funds and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Funds, and in accordance with the desire of the Board of the Funds, the DWS Service Providers continue to provide investment advisory services to the Funds. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Funds that they do not believe the Consent Order will have any material impact on the Funds or the ability of the DWS Service Providers to provide services for the Funds.

57

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI All China Equity ETF, Xtrackers MSCI China A Inclusion Equity ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI All China Equity ETF, and Xtrackers MSCI China A Inclusion Equity ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting the DBX ETF Trust) at May 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Harvest CSI 300 China A-Shares ETF Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Xtrackers MSCI All China Equity ETF	For the year ended May 31, 2020	For each of the two years in the period ended May 31, 2020	For each of the five years in the period ended May 31, 2020
Xtrackers MSCI China A Inclusion Equity ETF	For the year ended May 31, 2020	For each of the two years in the period ended May 31, 2020	For each of the four years in the period ended May 31, 2020 and the period from October 20, 2015 (commencement of operations) through May 31, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of the internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence

58

DBX ETF Trust

Report of Independent Registered Public Accounting Firm(Continued)

with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 27, 2020

59

DBX ETF Trust

Liquidity Risk Management (Unaudited)

All Funds

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on calculations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

Xtrackers MSCI All China Equity ETF (CN) only

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR), Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) and Xtrackers MSCI China A Inclusion Equity ETF (ASHX) only

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Chinese securities as illiquid due to an extended Chinese holiday market closure. The temporary reclassification of Chinese securities caused the Fund to exceed the 15% limit on illiquid investments for a one day period. Because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

60

DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	34	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	34	-
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	34	(Chairman of) Ilex Management Ltd; Old Westbury Funds

61

DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016-present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present) and the Advisor (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Diane Kenneally(6) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Director(3) in DWS; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(6) (1962) Secretary, 2020-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); Assistant Secretary of DBX ETF Trust (2019-2020); Assistant Secretary (July 14, 2006-December 31, 2010) and Secretary (January 31, 2006-July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.
Caroline Pearson(6) (1962) Assistant Secretary, 2020-present	Managing Director(3) in DWS US Retail Legal; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017).
Paul Antosca(6) (1957) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).

62

DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Jeffrey Berry(6) (1959) Assistant Treasurer, 2019-present	Director(3) in DWS.
Sheila Cadogan(6) (1966) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Michelle Goveia-Pine(5) (1970) Interim Anti-Money Laundering Compliance Officer, since July 9, 2020	Director(3) in DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); and Interim AML Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since July 10, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020).

(1) The length of time served is represented by the year in which the Board Member joined the Board.

(2) As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3) Executive title, not a board directorship.

(4) The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.

(5) Address: 875 Third Avenue, New York, New York 10022.

(6) Address: One International Place, Boston, Massachusetts 02110.

(7) Address: BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place, Brooklyn, NY 11217.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

63

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and

Sub-Advisory Contracts (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 26-27, 2020 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to continue in effect the Investment Advisory Agreement and the Investment Sub-Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) and Harvest Global Investments Limited (“Harvest” or “Sub-Advisor”) for purposes of reviewing the agreements’ terms and also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 26 and February 27, 2020. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX and Harvest, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

In reaching its decision with respect to the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the performance of Harvest with respect to its management of the Funds, as well as Harvest’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services provided by Harvest from its relationship with the Funds; (4) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (5) fall out benefits, if any, enjoyed by the Sub-Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

64

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and

Sub-Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role played by the Advisor in working with Harvest to manage the Funds’ portfolios, noting that the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge Financial Solutions Inc. (“Broadridge”). The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board considered that while each Fund’s advisory fees and total expenses after waivers/reimbursements were above the average and median of those Funds’ respective Peer Groups, many of those other ETFs in the Funds’ respective Peer Groups only invested directly in A-Shares through the Stock Connect programs, rather than also utilizing the Renminbi Qualified Foreign Institutional Investor (“RQFII”) program, as the Funds did using the quota allocated to the Sub-Advisor. The Board also noted that the Chinese authorities had announced that the quotas under the RQFII system would be abolished, but that it was unclear when that would occur.

The Board considered that the fee for the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that the Funds’ portfolios are managed on a day-to-day basis by the Sub-Advisor, which receives a fee from the Advisor. The Board considered the allocation of responsibilities between the Advisor and Sub-Advisor and noted that the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided

65

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and

Sub-Advisory Contracts (Unaudited) (Continued)

information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that only Xtrackers Harvest CSI 300 China A-Shares ETF was profitable as of this time and the Advisor’s profitability with respect to the Fund was not excessive. The Board also noted that since the fee paid by the Advisor to the Sub-Advisor under the Investment Sub-Advisory Agreement contained breakpoints, the Advisor could experience increased profitability as the Funds’ assets increased. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets (though it had also experienced outflows during the year), but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board considered that Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF was not experiencing economies of scale at this time and determined to evaluate the economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that Harvest provides to the Funds, the Board reviewed in detail the nature, extent and quality of services provided by Harvest under the Investment Sub-Advisory Agreement. In doing so, the Board considered the information it had received from the Sub-Advisor continuously during the prior year, in addition to the information the Sub-Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered Harvest’s operational capabilities and resources, and its experience in serving as investment sub-Advisor to the Funds. The Board considered the professional experience, qualifications and performance of Harvest’s senior management and key professional personnel, as well as Harvest’s depth and breadth of experience in managing investment portfolios consisting of China A-Shares, and their techniques for implementing such strategies while minimizing index tracking error. The Board particularly considered the value of the access to China A-Shares provided to the Funds by Harvest through Harvest’s RQFII quota granted by the Chinese authorities, noting that it was in the Funds’ best interests to maintain as many means as possible to access China A-Shares. The Board also noted that the Chinese authorities had announced that the quotas under the RQFII system would be abolished, but that it was unclear when that would occur. In addition, the Board considered Harvest’s operational capabilities and resources, and Harvest’s experience in managing index funds covering various asset classes. The Board noted that Harvest manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, Harvest closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted Harvest’s processes to minimize the cost of trading.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by Harvest under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees paid to Harvest, taking special consideration of the fact that the fees paid to Harvest are payable by the Advisor and not the Funds.

Performance of Harvest; Harvest’s Financial Resources.    The Board considered Harvest’s performance in managing the Funds and its ability to minimize tracking error. The Board concluded that, given Harvest’s capabilities and experience in managing the Funds, Harvest had generally been able to keep the Funds’ tracking error within acceptable ranges.

66

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and

Sub-Advisory Contracts (Unaudited) (Continued)

The Board also considered Harvest’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that Harvest has the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board considered that the fee paid to Harvest in respect of the Funds would be paid by the Advisor and not the Funds. The Board considered that the fee for the Funds was a unitary fee pursuant to which the Advisor would pay all of the Funds’ costs (subject to certain specified exceptions), and thus was not directly affected by the amount of the sub-advisory fee paid to Harvest. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered that the fees paid by the Advisor to Harvest under the Investment Sub-Advisory Agreement contain breakpoints. The Board further considered that specific information about Harvest’s profitability with respect to its services provided to the Funds was not available because Harvest does not calculate the profitability of its sub-advisory services on a per-Fund level. The Board also considered that the overall fees paid by each Fund remained reasonable.

The Board also considered whether Harvest would benefit in other ways from its relationship with the Funds. The Board discussed Harvest’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to Harvest. The Board discussed the potential benefits Harvest might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or Harvest in return for allocating fund brokerage.

Economies of Scale.    The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board considered that Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF was not experiencing economies of scale at this time and determined to evaluate the economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 26-27, 2020 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 26 and February 27, 2020. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

67

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and

Sub-Advisory Contracts (Unaudited) (Continued)

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and

68

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and

Sub-Advisory Contracts (Unaudited) (Continued)

whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

69

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2020.

Qualified Dividend Income*
Xtrackers Harvest CSI 300 China A-Shares ETF	100%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	100%
Xtrackers MSCI All China Equity ETF	78%
Xtrackers MSCI China A Inclusion Equity ETF	100%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers Harvest CSI 300 China A-Shares ETF	$31,956,192	$3,198,842
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	651,946	66,443
Xtrackers MSCI China A Inclusion Equity ETF	520,540	51,846

70

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

71

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards, the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. CN and ASHX are currently non-diversified and can take larger positions in fewer issues, increasing the Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35360-7 (7/20) DBX004441 (7/21)

May 31, 2020

Annual Report

DBX ETF Trust

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholders,

We are pleased to provide this annual report for 4 of our sector ETFs for the period ended May 31, 2020.

The global economy experienced weak growth during the reporting period owing to the COVID-19 pandemic, trade conflicts and volatile energy prices. As large parts of the global economy were shut down, most countries faced record economic declines, as the ensuing lockdown affected both production and consumption. While the U.S. experienced strong growth for the majority of the reporting period, the economy went through the sharpest quarterly decline in early 2020 since 2008. The Chinese economy contracted for the first time in decades in Q1 2020, as most of the economic activity was ceased to tackle the pandemic. Emerging market currencies came under pressure, as measures taken to contain the pandemic affected the fiscal situation of these countries.

An already weak Eurozone economy contracted in early 2020, as it was among the most infected regions in the world. The contraction was driven by weak business and household activity, due to measures taken by the government to contain the spread. France and Spain were among the hardest hit, leading to a significant contraction in their economies. Germany, too, saw unemployment numbers rising and the composite Purchasing Managers Index (PMI) falling to an all-time low. The European Central Bank (ECB) took drastic steps to keep its economies afloat during the lockdown, easing the requirements for its refinancing operations and announcing a new asset purchase program. The shift in the economic landscape due to the pandemic drove the ECB to initiate a EUR1.35 trillion Pandemic Emergency Purchase Program.

The Japanese economy entered a technical recession1 after contracting in two consecutive quarters, as an increase in consumption tax, coupled with lockdown measures, considerably hurt domestic and global demand. Exports decreased significantly, as supply chain disruptions from the COVID-19 outbreak took a toll on shipments of Japanese goods. To support businesses and consumers, the government decided to provide a stimulus package worth 20% of GDP2. Latin American economies also contracted owing to weak domestic activity, a drop in prices of export commodities, and a significant number of job losses. Most currencies across the region lost strength against the U.S. dollar (USD) amid fears of further economic downturn. To protect the economies from a further fallout due to the COVID-19 pandemic, all the major central banks in the region have cut interest rates by record levels and taken measures to increase liquidity in the financial system.

Global Real Estate markets remained steady throughout 2019 before facing a slowdown due to the COVID-19 pandemic. In Europe, despite low population growth, urbanization helped boost real estate returns. In a world with negative sovereign bond yields, real estate emerged as an attractive asset class, with yield spreads to sovereign bond yields averaging over 3% globally in 2019. Despite rental declines in most sectors during 2020, residential and logistics remained resilient, benefiting from a limited supply pipeline and sustained increase in demand from ecommerce.

The prime focus of policymakers across the world would be to cushion the pandemic’s health and economic consequences. While the near-term outlook remains challenging, economic activity has resumed gradually in most countries, as restrictions imposed under the lockdown are being relaxed. This, coupled with fiscal stimulus packages and accommodative central bank monetary policies, should boost economic growth.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 A “technical recession” is when you have 2 negative quarters of GDP, but it is due mainly to slowing growth or an isolated event rather than a major underlying cause. Technical recessions are usually short in duration and mild in severity. The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

2 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers Eurozone Equity ETF (EURZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the NASDAQ Eurozone Large Mid Cap Index (the EURZ Index). The EURZ Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union (the “EMU” or “Eurozone”) of the European Union (“EU”). For the 12-month period ended May 31, 2020, EURZ shares returned -5.29%, compared to the EURZ Index return of -5.12%.

Financials, Industrials, Energy and Consumer Staples were the major negative contributors, while Health Care, Information Technology and Utilities sectors positively contributed the most to performance. From a geographical perspective, France, Spain and Belgium were the major negative contributors, while Netherlands, Finland and Ireland contributed positively to performance.

Xtrackers International Real Estate ETF

Xtrackers International Real Estate ETF (HAUZ), seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the HAUZ Index). The HAUZ index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. For the 12-month period ended May 31, 2020, HAUZ shares returned -14.80%, compared to the HAUZ Index return of -14.99%.

Within Real Estate, most sub-sectors detracted from performance with highest detraction from Retail REIT’s, Diversified Real Estate Activities and Diversified REIT’s, while Industrial REIT’s was a positive contributor. From a geographical perspective, Hong Kong, Japan and Australia were the major Negative contributors, while Sweden, Switzerland and Belgium contributed positively to performance.

Xtrackers Japan JPX-Nikkei 400 Equity ETF Xtrackers

Japan JPX-Nikkei 400 Equity ETF (JPN) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the JPN Index). The JPN Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (JASDAQ) or the following sections of the Tokyo Stock Exchange (TSE): the first section (for large companies), the second section (for middle-sized companies), and the “Mothers” (for high growth and emerging stocks). For the 12-month period ended May 31, 2020, JPN shares returned 7.87%, compared to the JPN Index return of 7.77%.

Health Care, Information Technology and Consumer Discretionary were the major positive contributors, while Financials, Real Estate and Energy sectors detracted most from the performance.

Xtrackers MSCI Latin America Pacific Alliance ETF

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Latin America Pacific Alliance Capped Index (the PACA Index). The Underlying Index is designed to provide exposure to equity securities of issuers from Latin American member states of the Pacific Alliance, as well as securities of countries that are headquartered and carry out the majority of operations in these countries. For the 12-month period ended May 31, 2020, PACA shares returned -27.01%, compared to the PACA Index return of -26.77%.

Majority of the sectors contributed negatively to performance during the period with the greatest negative contribution coming from Financials, Consumer Staples and Materials. The Health Care sector was the only positive contributor to performance. Most countries contributed negatively with Mexico, Chile and Colombia being the most significant detractors.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-13 of this report for additional performance information, including performance data based on market value. The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ)

The Xtrackers Eurozone Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of NASDAQ Eurozone Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union (the “EMU” or “Eurozone”) of the European Union (“EU”). The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/20

Average Annual Total Return

	Net Asset Value	Market Value	NASDAQ Eurozone Large Mid Cap Index	MSCI ACWI ex USA Index
One Year	-5.29%	-5.33%	-5.12%	-3.43%
Since Inception[1]	-2.62%	-2.60%	-2.51%	2.12%

Cumulative Total Returns

	Net Asset Value	Market Value	NASDAQ Eurozone Large Mid Cap Index	MSCI ACWI ex USA Index
One Year	-5.29%	-5.33%	-5.12%	-3.43%
Since Inception[1]	-11.94%	-11.85%	-11.47%	10.55%

1 Total returns are calculated based on the commencement of operations, August 19, 2015 (“Inception”).

Prior to October 27, 2017, the Fund was known as Xtrackers MSCI Southern Europe Hedged Equity ETF (DBSE) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 01, 2019, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, August 19, 2015.

Sector Diversification* as of 5/31/20

Industrials	14.7%
Financials	14.2%
Consumer Discretionary	12.9%
Information Technology	11.7%
Consumer Staples	10.3%
Health Care	9.5%
Utilities	7.4%
Materials	7.1%
Communication Services	5.5%
Energy	4.2%
Real Estate	2.5%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/20 (23.4% of Net Assets)

Description	% of Net Assets
SAP SE (Germany)	3.3%
ASML Holding NV (Netherlands)	3.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.9%
Sanofi (France)	2.7%
TOTAL SA (France)	2.3%
Siemens AG (Germany)	2.1%
Unilever NV (United Kingdom)	1.9%
Allianz SE (Germany)	1.8%
L’Oreal SA (France)	1.8%
Bayer AG (Germany)	1.6%

Country Diversification* as of 5/31/20

France	33.1%
Germany	28.2%
Netherlands	10.8%
Spain	8.1%
Italy	6.1%
Finland	3.8%
Belgium	3.5%
Ireland	2.0%
United Kingdom	2.0%
Other	2.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers International Real Estate ETF (HAUZ)

The Xtrackers International Real Estate ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the “Underlying Index”). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/20

Average Annual Total Return

	Net Asset Value	Market Value	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index[2]	MSCI ACWI ex USA Index
One Year	-14.80%	-14.94%	-14.99%	-3.43%
Five Year	-0.19%	-0.24%	0.39%	0.79%
Since Inception[1]	2.29%	2.29%	2.85%	1.73%

Cumulative Total Returns

	Net Asset Value	Market Value	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index[2]	MSCI ACWI ex USA Index
One Year	-14.80%	-14.94%	-14.99%	-3.43%
Five Year	-0.93%	-1.22%	1.98%	4.01%
Since Inception[1]	16.26%	16.33%	20.61%	12.11%

1 Total returns are calculated based on the commencement of operations, October 1, 2013 (“Inception”).

2 On February 22, 2019, the Fund changed its Underlying Index from MSCI Asia Pacific ex Japan US Dollar Hedged Index to the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index. Returns reflect performance for the MSCI Asia Pacific ex Japan US Dollar Hedged Index through February 21, 2019.

Prior to February 22, 2019, the Fund was known as Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.12%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers International Real Estate ETF (HAUZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, October 1, 2013.

Sector Diversification* as of 5/31/20

Real Estate Operations/Development	33.8%
Diversified	18.8%
Real Estate Management/Services	16.5%
Shopping Centers	8.1%
Office Property	6.9%
Warehouse/Industry	6.5%
Apartments	4.0%
Other	5.4%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/20 (19.8% of Net Assets)

Description	% of Net Assets
Vonovia SE (Germany)	3.3%
Mitsubishi Estate Co. Ltd. (Japan)	2.5%
Mitsui Fudosan Co. Ltd. (Japan)	2.2%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.0%
Goodman Group (Australia)	1.9%
Link (Hong Kong)	1.8%
Deutsche Wohnen SE (Germany)	1.7%
CK Asset Holdings Ltd. (Hong Kong)	1.6%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.5%
China Resources Land Ltd. (Hong Kong)	1.3%

Country Diversification* as of 5/31/20

Japan	22.7%
Hong Kong	14.8%
Australia	8.2%
Germany	7.3%
Singapore	6.8%
United Kingdom	6.2%
Canada	5.3%
Sweden	4.2%
France	3.3%
Philippines	2.4%
Thailand	2.2%
Other	16.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Xtrackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/20

Average Annual Total Return

	Net Asset Value	Market Value	JPX-Nikkei 400 Net Total Return Index	MSCI ACWI ex USA Index
One Year	7.87%	8.42%	7.77%	-3.43%
Since Inception[1]	3.20%	3.18%	3.38%	0.66%

Cumulative Total Returns

	Net Asset Value	Market Value	JPX-Nikkei 400 Net Total Return Index	MSCI ACWI ex USA Index
One Year	7.87%	8.42%	7.77%	-3.43%
Since Inception[1]	16.82%	16.73%	17.88%	3.32%

1 Total returns are calculated based on the commencement of operations, June 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 24, 2015.

Sector Diversification* as of 5/31/20

Industrials	22.6%
Consumer Discretionary	15.1%
Health Care	12.2%
Information Technology	11.7%
Consumer Staples	9.6%
Financials	9.3%
Communication Services	8.8%
Materials	5.4%
Real Estate	3.0%
Utilities	1.4%
Energy	0.9%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/20 (15.2% of Net Assets)

Description	% of Net Assets
Keyence Corp.	1.8%
Daiichi Sankyo Co. Ltd.	1.7%
Sony Corp.	1.7%
Nintendo Co. Ltd.	1.5%
Takeda Pharmaceutical Co. Ltd.	1.5%
Toyota Motor Corp.	1.5%
Recruit Holdings Co. Ltd.	1.5%
Nippon Telegraph & Telephone Corp.	1.4%
KDDI Corp.	1.3%
SoftBank Group Corp.	1.3%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

The Xtrackers MSCI Latin America Pacific Alliance ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Latin America Pacific Alliance Capped Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities of issuers from Latin American member states of the Pacific Alliance, as well as securities of countries that are headquartered and carry out the majority of operations in these countries. The MSCI Emerging Markets Index is designed to represent the performance of large- and mid-cap securities in the emerging market countries that are included in its index. It is not possible to invest directly into an index.

Performance as of 5/31/20

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Latin America Pacific Alliance Capped Index	MSCI Emerging Markets Index
One Year	-27.01%	-27.44%	-26.77%	-4.39%
Since Inception[1]	-17.90%	-17.97%	-17.61%	1.98%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Latin America Pacific Alliance Capped Index	MSCI Emerging Markets Index
One Year	-27.01%	-27.44%	-26.77%	-4.39%
Since Inception[1]	-26.86%	-27.01%	-26.50%	3.16%

1 Total returns are calculated based on the commencement of operations, October 30, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2019, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, October 30, 2018.

Sector Diversification* as of 5/31/20

Financials	25.6%
Consumer Staples	22.6%
Materials	16.7%
Communication Services	12.2%
Utilities	9.0%
Industrials	5.5%
Real Estate	3.6%
Energy	3.0%
Consumer Discretionary	1.3%
Health Care	0.3%
Information Technology	0.2%

Total	100.0%

Ten Largest Equity as of 5/31/20 (46.6% of Net Assets)

Description	% of Net Assets
America Movil SAB de CV (Mexico)	9.8%
Credicorp Ltd. (Peru)	9.3%
Fomento Economico Mexicano SAB de CV (Mexico)	5.7%
Wal-Mart de Mexico SAB de CV (Mexico)	5.7%
Grupo Financiero Banorte SAB de CV (Mexico)	3.4%
Southern Copper Corp. (Peru)	3.1%
Grupo Mexico SAB de CV (Mexico)	2.9%
Bancolombia SA (Colombia)	2.8%
Enel Americas SA (Chile)	2.2%
Cia de Minas Buenaventura SAA (Peru)	1.7%

Country Diversification* as of 5/31/20

Mexico	49.3%
Peru	21.4%
Chile	16.8%
Colombia	11.7%
Canada	0.8%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 33.

13

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Eurozone Equity ETF
Actual	$1,000.00	$854.20	0.09%	$0.42
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	0.09%	$0.46
Xtrackers International Real Estate ETF
Actual	$1,000.00	$796.60	0.10%	$0.45
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	0.10%	$0.51
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Actual	$1,000.00	$954.60	0.09%	$0.44
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	0.09%	$0.46
Xtrackers MSCI Latin America Pacific Alliance ETF
Actual	$1,000.00	$745.90	0.45%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

14

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 97.2%
Austria — 0.7%
ANDRITZ AG*	64	$2,402
CA Immobilien Anlagen AG*	67	2,258
Erste Group Bank AG*	295	6,486
OMV AG*	145	4,794
Raiffeisen Bank International AG	136	2,502
Telekom Austria AG*	137	987
Verbund AG*	126	5,612
voestalpine AG	124	2,419

(Cost $37,322)		27,460

Belgium — 3.4%
Ackermans & van Haaren NV	24	3,302
Ageas SA/NV*	177	6,038
Anheuser-Busch InBev SA/NV	895	41,724
Cofinimmo SA REIT	24	3,268
Colruyt SA	55	3,327
Elia Group SA/NV	65	7,635
Galapagos NV*	44	8,974
Groupe Bruxelles Lambert SA	78	6,309
KBC Group NV	275	14,399
Proximus SADP	136	2,843
Sofina SA	16	4,378
Solvay SA	72	5,485
Telenet Group Holding NV	48	1,968
UCB SA	128	12,814
Umicore SA	181	8,021
Warehouses De Pauw CVA REIT	130	3,428

(Cost $186,040)		133,913

Finland — 3.8%
Elisa OYJ	147	9,219
Fortum OYJ	428	8,198
Huhtamaki OYJ*	96	3,879
Kesko OYJ, Class B	256	4,328
Kone OYJ, Class B	413	27,693
Metso OYJ	136	4,413
Neste OYJ (a)	422	17,049
Nokia OYJ	5,735	22,746
Orion OYJ, Class B	112	5,992
Sampo OYJ, Class A*(a)	493	17,614
Stora Enso OYJ, Class R*	642	7,873
UPM-Kymmene OYJ	494	14,271
Wartsila OYJ Abp	455	3,555

(Cost $155,119)		146,830

France — 32.8%
Accor SA*	189	5,329
Aeroports de Paris	28	2,917
Air France-KLM*(a)	251	1,134
Air Liquide SA	447	60,711
Airbus SE*	605	38,158
Alstom SA	189	7,955
Alten SA	28	2,249
Amundi SA, 144A*	60	4,468
Arkema SA	68	5,927
Atos SE*	101	7,619
AXA SA*	1,931	35,183

	Number of Shares	Value
France (Continued)
BioMerieux	44	$6,319
BNP Paribas SA*	1,144	41,045
Bollore SA	905	2,583
Bouygues SA*	215	6,586
Bureau Veritas SA*	275	5,595
Capgemini SE	149	15,265
Carrefour SA	620	9,417
Casino Guichard Perrachon SA*	48	1,809
Cie de Saint-Gobain	509	16,459
Cie Generale des Etablissements Michelin SCA*	171	17,283
CNP Assurances*	163	1,714
Covivio REIT(a)	46	2,694
Credit Agricole SA*	1,240	10,792
Danone SA*	680	46,564
Dassault Systemes SE	141	23,879
Edenred	173	7,232
Eiffage SA*	76	6,932
Elis SA*	167	2,062
Engie SA*	1,822	21,554
EssilorLuxottica SA*	296	38,111
Eurazeo SE*	43	2,095
Faurecia SE*	76	2,930
Gecina SA REIT	49	6,306
Getlink SE*	414	5,978
Hermes International	35	29,114
ICADE REIT	32	2,291
Iliad SA	17	2,995
Ipsen SA*	36	2,831
JCDecaux SA*	72	1,465
Kering SA	75	39,177
Klepierre SA REIT	211	3,999
Legrand SA	263	17,933
L’Oreal SA*	239	69,627
LVMH Moet Hennessy Louis Vuitton SE	267	111,374
Natixis SA*	921	2,042
Orange SA	1,932	23,307
Orpea	49	5,756
Pernod Ricard SA	154	23,999
Peugeot SA*	551	7,848
Publicis Groupe SA	252	7,154
Remy Cointreau SA	20	2,376
Renault SA	207	4,652
Rubis SCA	95	4,533
Safran SA*	315	30,085
Sanofi	1,067	103,888
Sartorius Stedim Biotech*	24	6,509
Schneider Electric SE	546	54,199
SCOR SE*	185	4,564
SEB SA	25	3,432
Societe Generale SA*	744	10,951
Sodexo SA	84	5,657
Suez SA(a)	384	4,361
Teleperformance*	52	12,326
Thales SA	112	8,569
TOTAL SA	2,379	88,981
Ubisoft Entertainment SA*	114	8,833

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
France (Continued)
Unibail-Rodamco-Westfield REIT	136	$7,216
Valeo SA*	208	5,125
Veolia Environnement SA(a)	550	12,043
Vinci SA	547	50,526
Vivendi SA	869	19,748
Wendel SE*	28	2,573

(Cost $1,524,142)		1,274,913

Germany — 26.1%
1&1 Drillisch AG	48	1,229
adidas AG*	171	45,118
Allianz SE	393	71,177
BASF SE*	852	46,102
Bayer AG	918	62,003
Bayerische Motoren Werke AG	319	18,665
Bechtle AG	26	4,584
Beiersdorf AG	126	13,211
Brenntag AG	144	7,594
Carl Zeiss Meditec AG*	36	3,688
Commerzbank AG*	1,036	4,035
Continental AG*	110	10,821
Covestro AG, 144A*	155	5,740
CTS Eventim AG & Co. KGaA*	52	2,360
Daimler AG*	766	28,442
Delivery Hero SE, 144A*	122	11,695
Deutsche Bank AG*(b)	1,918	16,067
Deutsche Boerse AG	167	27,474
Deutsche Lufthansa AG*	441	4,485
Deutsche Post AG*	911	28,354
Deutsche Telekom AG*	3,241	51,103
Deutsche Wohnen SE	331	14,809
E.ON SE	1,979	20,926
Evonik Industries AG	177	4,361
Evotec SE*	119	3,219
Fielmann AG	24	1,703
Fraport AG Frankfurt Airport Services Worldwide*	36	1,787
Fresenius Medical Care AG & Co. KGaA*	211	17,744
Fresenius SE & Co. KGaA*	387	18,597
FUCHS PETROLUB SE	28	947
GEA Group AG	155	4,619
GRENKE AG*	28	2,256
Hannover Rueck SE	60	9,651
HeidelbergCement AG*	144	7,149
Hella GmbH & Co. KGaA	44	1,718
Henkel AG & Co. KGaA*	100	8,014
HOCHTIEF AG	19	1,672
Infineon Technologies AG	1,173	24,603
KION Group AG*	68	3,797
LANXESS AG*	68	3,516
LEG Immobilien AG*	62	7,730
Merck KGaA	129	14,801
METRO AG	234	2,185
MorphoSys AG*	22	2,855
MTU Aero Engines AG*	47	7,575
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	134	30,497

	Number of Shares	Value
Germany (Continued)
Nemetschek SE*	60	$4,732
Puma SE*	90	6,425
Rational AG*	3	1,610
Rheinmetall AG	36	2,922
RWE AG*	581	19,253
SAP SE	1,021	128,903
Scout24 AG, 144A	101	7,724
Siemens AG	744	81,542
Sixt SE	8	642
Stroeer SE & Co. KGaA	21	1,522
Symrise AG*	117	12,806
Talanx AG	52	1,830
TeamViewer AG*	87	4,428
Telefonica Deutschland Holding AG	905	2,784
thyssenkrupp AG*	485	3,269
Uniper SE	99	3,094
United Internet AG	88	3,610
Vonovia SE*	461	26,552
Wirecard AG	97	10,203
Zalando SE, 144A*	136	9,204

(Cost $1,124,482)		1,013,733

Greece — 0.1%
Hellenic Telecommunications Organization SA	247	3,478
OPAP SA	166	1,551

(Cost $5,063)		5,029

Ireland — 2.0%
Bank of Ireland Group PLC*	909	1,635
CRH PLC	794	25,878
Kerry Group PLC, Class A	146	18,076
Kingspan Group PLC	156	9,639
Ryanair Holdings PLC, ADR*	197	14,139
Smurfit Kappa Group PLC	203	6,607

(Cost $77,900)		75,974

Italy — 6.1%
A2A SpA	1,575	2,185
ACEA SpA	48	929
Amplifon SpA*	69	1,915
Assicurazioni Generali SpA	1,270	17,637
ASTM SpA*	91	1,873
Atlantia SpA*	508	8,247
Banca Mediolanum SpA	259	1,726
Buzzi Unicem SpA	72	1,432
Buzzi Unicem SpA-RSP	36	415
Davide Campari-Milano SpA	246	1,998
DiaSorin SpA*	11	2,306
Enel SpA	6,647	51,025
Eni SpA	2,508	22,661
FinecoBank Banca Fineco SpA*	588	6,871
Hera SpA	545	2,091
Infrastrutture Wireless Italiane SpA, 144A	235	2,396
Intesa Sanpaolo SpA*	15,415	26,619
Iren SpA	794	1,975
Italgas SpA	477	2,592
Leonardo SpA*	396	2,467

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Italy (Continued)
Mediobanca Banca di Credito Finanziario SpA	748	$4,856
Moncler SpA*	191	7,107
Nexi SpA, 144A*	260	4,272
Pirelli & C SpA, 144A*	505	2,264
Poste Italiane SpA, 144A	469	4,118
Prysmian SpA	259	5,516
Recordati SpA	89	4,051
Saipem SpA	519	1,233
Snam SpA	2,037	9,480
Telecom Italia SpA*	10,378	3,833
Telecom Italia SpA-RSP	5,353	2,065
Terna Rete Elettrica Nazionale SpA	1,419	9,581
UniCredit SpA*	2,161	18,427

(Cost $280,266)		236,163

Luxembourg — 0.7%
ArcelorMittal SA*	635	6,078
Aroundtown SA	1,017	5,591
Eurofins Scientific SE	12	8,113
Grand City Properties SA	108	2,448
RTL Group SA*	53	1,796
Tenaris SA	477	2,967

(Cost $37,313)		26,993

Netherlands — 10.7%
Aalberts NV*	72	1,974
ABN AMRO Bank NV, 144A	426	3,417
Adyen NV, 144A*	26	34,214
Aegon NV	1,757	4,700
Akzo Nobel NV	204	16,701
Altice Europe NV*	650	2,603
Argenx SE*	35	7,455
ASM International NV	48	5,582
ASML Holding NV	361	117,637
ASR Nederland NV	124	3,407
Euronext NV, 144A	61	5,625
EXOR NV	112	6,037
Heineken Holding NV	88	7,253
Heineken NV	235	21,560
IMCD NV*	43	4,057
ING Groep NV	3,920	25,317
Just Eat Takeaway.com NV, 144A*	113	12,263
Koninklijke Ahold Delhaize NV	1,043	26,464
Koninklijke DSM NV	171	21,884
Koninklijke KPN NV	3,206	7,860
Koninklijke Philips NV*	856	38,839
Koninklijke Vopak NV	68	3,730
NN Group NV	308	9,514
Randstad NV	117	4,910
Signify NV, 144A*	143	3,059
Wolters Kluwer NV	263	20,970

(Cost $396,985)		417,032

Portugal — 0.5%
EDP—Energias de Portugal SA	2,367	11,119
Galp Energia SGPS SA	457	5,447

	Number of Shares	Value
Portugal (Continued)
Jeronimo Martins SGPS SA*	243	$4,157

(Cost $20,058)		20,723

Spain — 8.0%
Acciona SA	24	2,397
ACS Actividades de Construccion y Servicios SA	291	7,429
Aena SME SA, 144A*	72	10,267
Amadeus IT Group SA	359	18,745
Banco Bilbao Vizcaya Argentaria SA	6,187	19,222
Banco de Sabadell SA	5,291	1,593
Banco Santander SA	15,771	35,744
Bankia SA	1,100	971
Bankinter SA	627	2,658
CaixaBank SA	3,502	6,542
Cellnex Telecom SA, 144A*	293	16,596
Enagas SA	227	5,103
Endesa SA	316	7,505
Ferrovial SA*	7	190
Ferrovial SA	538	14,614
Grifols SA	290	9,071
Grupo Catalana Occidente SA	44	993
Iberdrola SA	5,540	59,702
Industria de Diseno Textil SA	1,126	31,375
Inmobiliaria Colonial Socimi SA REIT	279	2,523
Mapfre SA	955	1,682
Merlin Properties Socimi SA REIT	360	3,023
Naturgy Energy Group SA	324	6,017
Red Electrica Corp. SA	432	7,612
Repsol SA	1,425	13,267
Siemens Gamesa Renewable Energy SA*	227	3,822
Telefonica SA	4,352	20,530

(Cost $419,785)		309,193

Switzerland (c) — 0.4%
STMicroelectronics NV (Cost $11,958)	642	15,775

United Kingdom (c) — 1.9%
Unilever NV (Cost $84,266)	1,455	75,243

TOTAL COMMON STOCKS (Cost $4,360,699)		3,778,974

PREFERRED STOCKS — 2.0%
Germany — 1.9%
Bayerische Motoren Werke AG	52	2,394
FUCHS PETROLUB SE	68	2,709
Henkel AG & Co. KGaA*	175	15,627
Porsche Automobil Holding SE	155	8,433
Sartorius AG*	36	13,351
Sixt SE	16	875
Volkswagen AG*	205	30,214

(Cost $77,829)		73,603

Spain — 0.1%
Grifols SA, Class B (Cost $5,524)	259	4,961

TOTAL PREFERRED STOCKS (Cost $83,353)		78,564

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
RIGHTS — 0.0%
Italy — 0.0%
Davide Campari-Milano SpA*, expires 6/21/20(d) (Cost $0)	246	$0

EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI Eurozone ETF (Cost $24,575)	740	25,741

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (e)(f) (Cost $55,855)	55,855	55,855

	Number of Shares	Value
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.12% (e) (Cost $187)	187	$187

TOTAL INVESTMENTS — 101.3% (Cost $4,524,669)		$3,939,321
Other assets and liabilities, net — (1.3%)		(51,577)

NET ASSETS — 100.0%		$3,887,744

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG
5,922	11,926	(5,149)		69	3,299	—	—	1,918	16,067

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (e)(f)
113,653	—	(57,798	)(g)	—	—	779	—	55,855	55,855

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.12% (e)
56	88,483	(88,352)		—	—	28	—	187	187

119,631	100,409	(151,299)		69	3,299	807	—	57,960	72,109

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $47,148, which is 1.2% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$3,778,974	$—	—	$3,778,974
Preferred Stocks (h)	78,564	—	—	78,564
Rights	—	—	0	0
Exchange-Traded Funds	25,741	—	—	25,741
Short-Term Investments (h)	56,042	—	—	56,042

TOTAL	$3,939,321	$—	$0	$3,939,321

(h)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 99.1%
Australia — 8.2%
Abacus Property Group REIT	93,534	$160,187
ALE Property Group REIT	31,943	97,961
Arena REIT	89,693	147,059
Aventus Group REIT (a)	110,809	145,639
BWP Trust REIT	130,532	327,526
Centuria Industrial REIT	66,845	130,453
Centuria Office REIT	106,955	140,573
Charter Hall Group REIT	125,064	804,440
Charter Hall Long Wale REIT	113,212	329,158
Charter Hall Retail REIT	98,951	214,786
Charter Hall Social Infrastructure REIT	89,825	149,065
Cromwell Property Group REIT (a)	523,992	278,261
Dexus REIT	288,595	1,724,125
GDI Property Group REIT	145,560	104,836
Goodman Group REIT	436,711	4,455,591
GPT Group REIT	448,356	1,187,499
Growthpoint Properties Australia Ltd. REIT	81,493	173,104
Ingenia Communities Group REIT	73,835	212,711
Mirvac Group REIT	1,035,779	1,615,743
National Storage REIT	213,651	265,206
REA Group Ltd.	13,510	901,009
Scentre Group REIT	1,378,346	2,040,330
Shopping Centres Australasia Property Group REIT	251,066	389,979
Stockland REIT	641,171	1,519,425
US Masters Residential Property Fund REIT	105,375	25,181
Vicinity Centres REIT	955,599	1,021,266
Waypoint REIT (a)	137,418	241,728

(Cost $21,972,355)		18,802,841

Austria — 0.5%
CA Immobilien Anlagen AG*	15,436	520,259
IMMOFINANZ AG*	25,654	480,550
S IMMO AG	11,036	208,690

(Cost $1,402,492)		1,209,499

Belgium — 1.8%
Aedifica SA REIT	6,590	704,451
Ascencio REIT	1,616	83,586
Befimmo SA REIT	5,419	224,838
Care Property Invest NV REIT	5,414	166,817
Cofinimmo SA REIT	6,622	901,597
Intervest Offices & Warehouses NV REIT	6,606	160,558
Montea C.V.A REIT	3,421	320,411
Retail Estates NV REIT*	2,894	190,251
VGP NV	2,221	289,052
Warehouses De Pauw CVA REIT	34,025	897,180
Xior Student Housing NV REIT	4,022	197,522

(Cost $4,083,047)		4,136,263

Brazil — 0.7%
Aliansce Sonae Shopping Centers SA*	31,039	145,619
BR Malls Participacoes SA	233,551	421,855
Cyrela Brazil Realty SA Empreendimentos e Participacoes	86,077	268,639

	Number of Shares	Value
Brazil (Continued)
Ez Tec Empreendimentos e Participacoes SA	39,893	$239,530
Iguatemi Empresa de Shopping Centers SA	24,364	146,199
Multiplan Empreendimentos Imobiliarios SA	82,196	313,129

(Cost $2,604,555)		1,534,971

Canada — 5.3%
Allied Properties Real Estate Investment Trust REIT	33,060	956,736
Altus Group Ltd.	9,846	306,948
American Hotel Income Properties REIT LP (a)	21,131	38,373
Artis Real Estate Investment Trust REIT	36,714	192,575
Boardwalk Real Estate Investment Trust REIT	9,521	201,138
Canadian Apartment Properties REIT	44,918	1,525,431
Chartwell Retirement Residences	56,615	335,053
Choice Properties Real Estate Investment Trust REIT	61,703	578,103
Colliers International Group, Inc.	10,464	538,341
Cominar Real Estate Investment Trust REIT (a)	45,639	254,908
Crombie Real Estate Investment Trust REIT (a)	24,680	233,908
CT Real Estate Investment Trust REIT	17,112	163,048
Dream Industrial Real Estate Investment Trust REIT (a)	30,576	224,752
Dream Office Real Estate Investment Trust REIT	10,237	145,016
DREAM Unlimited Corp., Class A	18,926	113,649
First Capital Real Estate Investment Trust REIT	52,449	496,714
FirstService Corp.	8,637	799,776
Granite Real Estate Investment Trust REIT	14,470	715,107
H&R Real Estate Investment Trust REIT	76,472	536,665
InterRent Real Estate Investment Trust REIT	32,997	349,259
Killam Apartment Real Estate Investment Trust REIT	27,547	337,213
Minto Apartment Real Estate Investment Trust REIT	8,734	126,378
Morguard Corp.	1,205	108,103
Morguard North American Residential Real Estate Investment Trust REIT	7,634	78,814
Northview Apartment Real Estate Investment Trust REIT (a)	15,811	397,277
NorthWest Healthcare Properties Real Estate Investment Trust REIT (a)	34,903	265,901
RioCan Real Estate Investment Trust REIT (a)	82,614	870,250
SmartCentres Real Estate Investment Trust REIT	34,622	503,474
Summit Industrial Income REIT	34,140	259,594
Tricon Capital Group, Inc.	51,614	301,723

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2020

	Number of Shares	Value
Canada (Continued)
True North Commercial Real Estate Investment Trust REIT	16,756	$66,190
WPT Industrial Real Estate Investment Trust REIT	15,613	191,884

(Cost $15,290,380)		12,212,301

Chile — 0.2%
Parque Arauco SA	182,488	305,960
Plaza SA	66,142	92,001

(Cost $538,792)		397,961

China — 1.4%
A-Living Services Co. Ltd., Class H, 144A (a)	115,207	616,835
China Vanke Co. Ltd., Class H	385,055	1,249,404
Colour Life Services Group Co. Ltd.*	52,782	23,698
Guangzhou R&F Properties Co. Ltd., Class H	337,850	417,136
Midea Real Estate Holding Ltd., 144A*	58,519	136,955
Powerlong Real Estate Holdings Ltd.	399,206	221,466
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	91,332	81,103
Shanghai Lingang Holdings Corp. Ltd., Class B*	14,355	16,178
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	292,352	206,400
Shanghai Shibei Hi-Tech Co. Ltd., Class B*	54,765	18,730
Zhenro Properties Group Ltd.*	517,999	329,472

(Cost $3,535,799)		3,317,377

Denmark — 0.0%
Jeudan A/S* (Cost $57,086)	1,805	70,576

Egypt — 0.1%
Arab Co. for Asset Management & Development	41,469	4,848
Emaar Misr for Development SAE*	226,940	32,767
Heliopolis Housing	43,177	12,468
Medinet Nasr Housing	185,249	28,850
Palm Hills Developments SAE*	635,916	42,822
Six of October Development & Investment	27,740	16,494
Talaat Moustafa Group	284,753	90,669

(Cost $335,769)		228,918

Finland — 0.5%
Citycon OYJ (a)	23,094	155,673
Kojamo OYJ	50,963	1,038,538

(Cost $1,049,431)		1,194,211

France — 3.2%
Altarea SCA REIT*	993	146,465
Carmila SA REIT*	17,403	216,038
Covivio REIT (a)	15,434	903,896
Covivio Hotels SACA REIT (a)	18,522	365,703
Gecina SA REIT	12,660	1,629,329
ICADE REIT	8,348	597,548

	Number of Shares	Value
France (Continued)
Klepierre SA REIT (a)	62,533	$1,185,279
Mercialys SA REIT	17,785	144,120
Nexity SA	11,562	354,192
Unibail-Rodamco-Westfield REIT	36,505	1,936,924

(Cost $12,156,752)		7,479,494

Germany — 7.2%
ADO Properties SA, 144A	7,797	226,192
alstria office REIT-AG REIT*	46,441	676,729
Deutsche EuroShop AG	13,404	195,768
Deutsche Wohnen SE	87,821	3,929,002
Hamborner REIT AG REIT*	20,286	188,983
Instone Real Estate Group AG, 144A*	10,255	222,211
LEG Immobilien AG*	18,282	2,279,258
PATRIZIA AG*	12,477	306,721
TAG Immobilien AG*	39,210	910,687
Vonovia SE*	133,805	7,706,837

(Cost $15,204,378)		16,642,388

Greece — 0.1%
LAMDA Development SA* (Cost $149,444)	21,197	147,366

Guernsey — 0.1%
UK Commercial Property REIT Ltd. REIT (Cost $188,546)	186,850	142,991

Hong Kong — 14.7%
Asia Standard International Group Ltd.	35,571	4,084
C C Land Holdings Ltd.	477,091	105,870
Champion REIT (a)	652,829	295,630
China Jinmao Holdings Group Ltd.	1,586,913	1,097,388
China Motor Bus Co. Ltd.	5,438	66,054
China Oceanwide Holdings Ltd.*	392,859	12,164
China Overseas Grand Oceans Group Ltd.	480,331	255,317
China Overseas Land & Investment Ltd.	986,350	3,003,207
China Overseas Property Holdings Ltd.	346,794	392,386
China Resources Land Ltd.	763,630	3,009,792
China Shandong Hi-Speed Financial Group Ltd.*(a)	2,074,138	73,589
Chinese Estates Holdings Ltd.	158,771	71,284
Chuang’s Consortium International Ltd.	87,348	11,382
CK Asset Holdings Ltd.	694,967	3,779,236
CSI Properties Ltd.	693,200	19,765
Emperor International Holdings Ltd.	150,765	23,536
ESR Cayman Ltd., 144A*(a)	250,438	560,909
Far East Consortium International Ltd.	327,168	95,394
Fullshare Holdings Ltd.*	1,062,252	16,857
Gemdale Properties & Investment Corp. Ltd.	1,383,687	205,295
Hang Lung Group Ltd.	234,317	448,621
Hang Lung Properties Ltd.	502,075	1,055,841
Henderson Land Development Co. Ltd.	344,771	1,229,895
HKR International Ltd.	182,492	73,458
Hong Kong Ferry Holdings Co. Ltd.	74,127	57,286
Hongkong Land Holdings Ltd.	305,987	1,150,511
Hysan Development Co. Ltd.	170,012	460,618
Joy City Property Ltd.	1,094,515	77,665

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2020

	Number of Shares	Value
Hong Kong (Continued)
K Wah International Holdings Ltd.	279,530	$114,322
Kerry Properties Ltd.	162,873	384,541
Kowloon Development Co. Ltd.	86,700	97,315
Lai Sun Development Co. Ltd.	22,814	23,841
Landing International Development Ltd.*	162,336	4,880
Langham Hospitality Investments and Langham Hospitality Investments Ltd. (b)	114,953	14,979
Link REIT	549,308	4,106,876
New World Development Co. Ltd.	1,493,495	1,504,863
Poly Property Group Co. Ltd.	508,683	162,101
Prosperity REIT	384,074	108,518
Regal Real Estate Investment Trust REIT	103,988	15,026
SEA Holdings Ltd.	70,522	49,132
Shenzhen Investment Ltd.	742,642	228,992
Sino Land Co. Ltd.	864,317	1,006,939
Sun Hung Kai Properties Ltd.	410,554	4,714,141
Suncity Group Holdings Ltd.*	297,288	49,478
Sunlight Real Estate Investment Trust REIT	254,299	119,751
Swire Properties Ltd.	288,372	642,150
TAI Cheung Holdings Ltd.	65,702	41,620
Wang On Properties Ltd. (a)	974,745	115,697
Wharf Real Estate Investment Co. Ltd. (a)	308,507	1,186,106
Wheelock & Co. Ltd.	175,511	1,185,396
YT Realty Group Ltd.	98,436	26,035
Yuexiu Property Co. Ltd.	1,755,634	314,841

(Cost $41,843,050)		33,870,574

India — 0.5%
Brigade Enterprises Ltd.	21,055	27,928
DLF Ltd.	267,352	532,644
Godrej Properties Ltd.*	31,261	284,596
Housing Development & Infrastructure Ltd.*	35,478	751
Indiabulls Real Estate Ltd.*	77,152	43,465
Oberoi Realty Ltd.	28,369	119,980
Omaxe Ltd.	25,197	59,164
Prestige Estates Projects Ltd.	33,815	69,963
Sobha Ltd.	10,631	27,310
Sunteck Realty Ltd.	27,309	56,936
Unitech Ltd.*	643,895	10,218

(Cost $1,777,004)		1,232,955

Indonesia — 0.3%
Ayana Land International PT*	978,237	14,730
PT Alam Sutera Realty Tbk*	3,002,154	21,781
PT Bumi Serpong Damai Tbk*	2,660,161	115,620
PT Ciputra Development Tbk	2,795,958	110,039
PT Jaya Real Property Tbk	900,058	25,751
PT Jaya Sukses Makmur Sentosa Tbk*	426,120	12,425
PT Lippo Cikarang Tbk*	338,102	16,315
PT Lippo Karawaci Tbk*	10,124,623	127,511
PT Pollux Properti Indonesia Tbk*	306,899	164,373
PT PP Properti Tbk*	6,552,605	22,425
PT Puradelta Lestari Tbk	2,438,925	23,371

	Number of Shares	Value
Indonesia (Continued)
PT Sanurhasta Mitra Tbk*	399,745	$1,368
PT Sitara Propertindo Tbk*(c)	1,396,701	18,929
PT Summarecon Agung Tbk	2,466,313	78,328

(Cost $1,274,039)		752,966

Ireland — 0.1%
Hibernia REIT PLC REIT (Cost $251,720)	180,484	218,429

Israel — 1.4%
AFI Properties Ltd.*	6,401	178,853
Airport City Ltd.*	18,893	247,690
Alony Hetz Properties & Investments Ltd.	36,008	409,990
Alrov Properties and Lodgings Ltd.	1,572	36,794
Amot Investments Ltd.	44,767	235,118
Arad Investment & Industrial Development Ltd. (a)	1,226	93,960
Ashtrom Properties Ltd.	11,465	50,201
Azrieli Group Ltd.	10,048	527,438
Bayside Land Corp.	361	202,737
Big Shopping Centers Ltd.	1,760	124,085
Blue Square Real Estate Ltd. (a)	1,414	70,349
Gazit-Globe Ltd.	23,249	158,869
Israel Canada T.R Ltd.	23,630	33,009
Isras Investment Co. Ltd.	405	69,974
Melisron Ltd.	5,051	193,193
Menivim- The New REIT Ltd. REIT	117,020	54,445
Norstar Holdings, Inc.	3,230	32,269
Property & Building Corp. Ltd.	606	40,597
Reit 1 Ltd. REIT	50,397	218,079
Sella Capital Real Estate Ltd. REIT	52,696	102,582
Summit Real Estate Holdings Ltd.	10,258	116,916
Villar International Ltd.*	1,212	41,860

(Cost $3,814,939)		3,239,008

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT* (Cost $87,866)	14,630	52,808

Japan — 22.5%
Activia Properties, Inc. REIT (a)	193	656,560
Advance Residence Investment Corp. REIT	369	1,149,111
Aeon Mall Co. Ltd.	26,000	365,619
AEON REIT Investment Corp. REIT	388	410,563
Comforia Residential REIT, Inc. REIT	177	535,592
Daibiru Corp.	16,800	163,735
Daito Trust Construction Co. Ltd.	18,100	1,912,735
Daiwa House REIT Investment Corp. REIT	482	1,191,858
Daiwa Office Investment Corp. REIT (a)	74	432,042
Daiwa Securities Living Investments Corp. REIT	545	500,306
Frontier Real Estate Investment Corp. REIT	147	477,561
Fukuoka REIT Corp. REIT	199	234,031

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2020

	Number of Shares	Value
Japan (Continued)
Global One Real Estate Investment Corp. REIT	225	$211,770
GLP J REIT	1,023	1,364,506
Goldcrest Co. Ltd.	4,700	68,841
Hankyu Hanshin REIT, Inc. REIT (a)	202	255,184
Heiwa Real Estate Co. Ltd.	7,200	196,816
Heiwa Real Estate REIT, Inc. REIT	216	208,111
Hoshino Resorts REIT, Inc. REIT	45	184,411
Hulic Co. Ltd. (a)	142,900	1,445,779
Hulic Reit, Inc. REIT	310	398,812
Ichigo Office REIT Investment Corp. REIT	404	284,246
Industrial & Infrastructure Fund Investment Corp. REIT	459	752,822
Invesco Office J-Reit, Inc. REIT	2,401	348,778
Invincible Investment Corp. REIT	1,637	414,511
Japan Excellent, Inc. REIT	330	408,307
Japan Hotel REIT Investment Corp. REIT	1,214	505,387
Japan Logistics Fund, Inc. REIT	236	627,596
Japan Prime Realty Investment Corp. REIT	233	711,533
Japan Real Estate Investment Corp. REIT	374	2,041,231
Japan Retail Fund Investment Corp. REIT	689	909,415
Kenedix Office Investment Corp. REIT	118	654,977
Kenedix Residential Next Investment Corp. REIT	186	313,007
Kenedix Retail REIT Corp. REIT	165	306,920
LaSalle Logiport REIT	375	559,359
Leopalace21 Corp.*	60,700	150,996
LIFULL Co. Ltd. (a)	20,200	79,686
MCUBS MidCity Investment Corp. REIT	474	372,653
Mirai Corp. REIT	411	151,261
Mitsubishi Estate Co. Ltd.	367,200	5,838,526
Mitsubishi Estate Logistics REIT Investment Corp. REIT	66	243,208
Mitsui Fudosan Co. Ltd.	258,700	4,979,018
Mitsui Fudosan Logistics Park, Inc. REIT	102	444,034
Mori Hills REIT Investment Corp. REIT	410	553,720
Mori Trust Sogo Reit, Inc. REIT	252	315,541
Nippon Accommodations Fund, Inc. REIT	132	800,074
Nippon Building Fund, Inc. REIT	379	2,378,094
Nippon Prologis REIT, Inc. REIT (a)	543	1,532,204
NIPPON REIT Investment Corp. REIT	130	456,723
Nomura Real Estate Holdings, Inc.	35,200	651,495
Nomura Real Estate Master Fund, Inc. REIT	1,225	1,506,590
Open House Co. Ltd.	19,000	525,196
Orix JREIT, Inc. REIT	750	1,084,606
Premier Investment Corp. REIT	373	422,735
Relo Group, Inc.	32,500	742,400
Sekisui House Reit, Inc. REIT	1,137	708,151
Starts Corp., Inc.	8,100	164,729
Sumitomo Realty & Development Co. Ltd.	123,900	3,432,307
Takara Leben Co. Ltd.	21,500	74,836
TOC Co. Ltd.	11,900	77,319
Tokyo Tatemono Co. Ltd.	55,800	719,415

	Number of Shares	Value
Japan (Continued)
Tokyu Fudosan Holdings Corp.	162,800	$825,069
Tokyu REIT, Inc. REIT	222	306,619
United Urban Investment Corp. REIT (a)	818	867,087
Unizo Holdings Co. Ltd.*(a)	7,600	421,850

(Cost $57,636,595)		52,028,174

Jersey Island — 0.1%
Atrium European Real Estate Ltd.* (Cost $135,339)	37,963	110,849

Luxembourg — 1.1%
Aroundtown SA	319,273	1,755,119
Grand City Properties SA	26,195	593,833
Shurgard Self Storage SA	7,288	239,151

(Cost $3,285,763)		2,588,103

Malaysia — 0.6%
Axis Real Estate Investment Trust REIT	217,739	103,673
Capitaland Malaysia Mall Trust REIT	158,700	29,203
Eastern & Oriental Bhd	117,000	11,841
Eco World Development Group Bhd*	200,600	22,609
Eco World International Bhd*	344,000	35,607
IGB Bhd	59,000	33,928
IGB Real Estate Investment Trust REIT	387,300	155,900
IOI Properties Group Bhd	349,225	86,754
KLCCP Stapled Group (b)	51,100	90,622
KSL Holdings Bhd*	28,800	4,405
Land & General Bhd	129,400	2,976
LBS Bina Group Bhd	62,300	5,302
Mah Sing Group Bhd	93,900	10,043
Matrix Concepts Holdings Bhd	121,896	47,665
MKH Bhd	19,200	4,990
MRCB-QUILL REIT	77,100	12,769
Paramount Corp. Bhd	85,840	16,586
Pavilion Real Estate Investment Trust REIT	64,800	24,892
Sime Darby Property Bhd	617,446	96,576
SP Setia Bhd Group	421,205	92,525
Sunway Bhd	483,261	148,952
Sunway Real Estate Investment Trust REIT	384,400	141,470
Tropicana Corp. Bhd*	29,561	5,916
UEM Sunrise Bhd*	384,300	42,430
UOA Development Bhd	102,000	42,231
YNH Property Bhd*	95,600	61,131
YTL Hospitality REIT	351,400	84,870

(Cost $1,671,898)		1,415,866

Mexico — 0.8%
CFE Capital S de RL de CV REIT	219,287	208,191
Corp. Inmobiliaria Vesta SAB de CV	156,332	213,979
Fibra Uno Administracion SA de CV REIT	1,022,756	781,518
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	220,174	235,499
PLA Administradora Industrial S de RL de CV REIT	213,464	267,098
Prologis Property Mexico SA de CV REIT	122,105	232,681

(Cost $2,571,761)		1,938,966

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2020

	Number of Shares	Value
New Zealand — 0.6%
Argosy Property Ltd.	236,366	$168,325
Goodman Property Trust REIT	262,743	357,948
Kiwi Property Group Ltd.	402,664	254,337
Precinct Properties New Zealand Ltd.	281,139	275,941
Property for Industry Ltd. (a)	143,771	215,453
Vital Healthcare Property Trust REIT	103,125	156,777

(Cost $1,576,660)		1,428,781

Norway — 0.4%
Entra ASA, 144A	42,744	578,706
Norwegian Property ASA	32,600	38,569
Olav Thon Eiendomsselskap ASA*	8,582	125,373
Selvaag Bolig ASA	12,267	63,227

(Cost $839,150)		805,875

Philippines — 2.4%
8990 Holdings, Inc.*	324,200	62,893
Altus San Nicolas Corp.*(c)	2,036	209
Ayala Corp.	78,385	1,157,503
Ayala Land, Inc.	2,101,496	1,328,484
Belle Corp.	748,000	19,949
DoubleDragon Properties Corp.*	221,870	70,216
Filinvest Development Corp.*	341,740	55,967
Filinvest Land, Inc.*	1,656,000	29,443
GT Capital Holdings, Inc.*	25,811	197,330
Megaworld Corp.	3,543,600	199,511
Robinsons Land Corp.	309,361	90,327
SM Prime Holdings, Inc.*	3,822,357	2,276,651
Vista Land & Lifescapes, Inc.	1,017,700	65,340

(Cost $6,778,088)		5,553,823

Poland — 0.1%
Atal SA	1,587	12,286
Develia SA	127,902	62,606
Dom Development SA	1,008	21,347
Echo Investment SA	51,843	48,552
Globe Trade Centre SA*	51,242	86,508
MLP Group SA	2,636	39,499

(Cost $318,322)		270,798

Romania — 0.2%
NEPI Rockcastle PLC (Cost $650,128)	87,759	445,528

Russia — 0.2%
PIK Group PJSC* (Cost $429,633)	73,582	399,881

Singapore — 6.8%
AIMS APAC REIT	141,300	126,964
ARA LOGOS Logistics Trust REIT	282,600	102,971
Ascendas India Trust	246,200	247,350
Ascendas Real Estate Investment Trust REIT	789,374	1,748,083
Ascott Residence Trust	460,996	313,115
Bukit Sembawang Estates Ltd.	41,500	114,805
CapitaLand Commercial Trust REIT	724,920	897,559
CapitaLand Ltd.*	665,851	1,361,475
CapitaLand Mall Trust REIT	702,501	1,008,969

	Number of Shares	Value
Singapore (Continued)
CapitaLand Retail China Trust REIT	200,041	$183,991
CDL Hospitality Trusts (b)	202,100	135,839
Chip Eng Seng Corp. Ltd.*	120,900	44,480
City Developments Ltd.	123,698	673,014
Cromwell European Real Estate Investment Trust REIT	317,600	160,744
ESR REIT	536,285	142,286
Far East Hospitality Trust (b)	242,200	84,823
First Real Estate Investment Trust REIT	141,900	88,851
Frasers Centrepoint Trust REIT	216,100	371,532
Frasers Hospitality Trust (b)	202,000	67,171
Frasers Logistics & Commercial Trust REIT	777,478	610,585
Frasers Property Ltd.	101,000	85,751
GuocoLand Ltd.	80,800	85,179
Ho Bee Land Ltd.	60,500	87,321
Keppel REIT	457,700	346,497
Keppel DC REIT	340,955	619,962
Keppel Pacific Oak US REIT	221,965	163,144
Lippo Malls Indonesia Retail Trust REIT	464,500	44,695
Manulife US Real Estate Investment Trust REIT	381,126	316,335
Mapletree Commercial Trust REIT	603,770	854,351
Mapletree Industrial Trust REIT	406,088	781,491
Mapletree Logistics Trust REIT	692,100	1,003,824
Mapletree North Asia Commercial Trust REIT	516,700	305,253
OUE Commercial Real Estate Investment Trust REIT	626,339	170,610
Parkway Life Real Estate Investment Trust REIT	110,900	272,267
Prime US REIT	132,300	98,563
Soilbuild Business Space REIT	261,136	72,055
SPH REIT	242,300	142,287
Starhill Global REIT	383,800	131,699
Suntec Real Estate Investment Trust REIT	553,000	575,145
United Industrial Corp. Ltd.*	34,200	50,814
UOL Group Ltd.*	121,017	585,649
Wing Tai Holdings Ltd.	137,700	180,236
Yanlord Land Group Ltd.*	159,300	123,978

(Cost $16,651,360)		15,581,713

South Africa — 0.6%
Attacq Ltd. REIT	180,697	49,199
Equites Property Fund Ltd. REIT	123,010	113,664
Fortress REIT Ltd., Class A REIT	266,195	167,603
Fortress REIT Ltd., Class B REIT	275,608	35,800
Growthpoint Properties Ltd. REIT	680,736	481,896
Hyprop Investments Ltd. REIT	57,569	55,677
Redefine Properties Ltd. REIT	1,390,282	151,413
Resilient REIT Ltd. REIT	80,914	170,966
SA Corporate Real Estate Ltd. REIT	546,565	30,693
Vukile Property Fund Ltd. REIT	224,249	78,483

(Cost $3,061,303)		1,335,394

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2020

	Number of Shares	Value
South Korea — 0.1%
Korea Asset In Trust Co. Ltd.	9,300	$19,937
Korea Real Estate Investment & Trust Co. Ltd.	55,841	83,641
LOTTE Reit Co. Ltd. REIT	21,544	102,636
Shinhan Alpha REIT Co. Ltd. REIT	13,730	78,381
SK D&D Co. Ltd.	1,172	24,558

(Cost $295,407)		309,153

Spain — 0.8%
Aedas Homes SA, 144A*	6,000	98,777
Inmobiliaria Colonial Socimi SA REIT	73,438	664,130
Lar Espana Real Estate Socimi SA REIT	18,742	92,459
Merlin Properties Socimi SA REIT	98,082	823,717
Neinor Homes SA, 144A*	15,456	139,947

(Cost $2,458,586)		1,819,030

Sweden — 4.1%
Atrium Ljungberg AB, Class B	13,208	199,136
Castellum AB	62,161	1,164,568
Catena AB	7,040	275,819
Corem Property Group AB, Class B	41,139	81,899
Dios Fastigheter AB	24,644	166,546
Fabege AB	73,005	883,655
Fastighets AB Balder, Class B*	25,408	1,037,540
FastPartner AB, Class A	14,303	100,685
Heba Fastighets AB, Class B	10,245	90,285
Hufvudstaden AB, Class A	31,337	402,595
JM AB	15,264	298,932
Klovern AB, Class B	133,794	211,665
Kungsleden AB	50,074	363,127
L E Lundbergforetagen AB, Class B*	19,668	975,637
Nyfosa AB*	43,756	285,021
Pandox AB*	26,554	310,697
Platzer Fastigheter Holding AB, Class B	17,276	139,406
Sagax AB, Class B (a)	39,857	518,824
Sagax AB, Class D	27,081	86,260
Samhallsbyggnadsbolaget i Norden AB*	261,929	523,950
Samhallsbyggnadsbolaget i Norden AB, Class D	19,367	55,109
Wallenstam AB, Class B	56,365	649,328
Wihlborgs Fastigheter AB	35,683	573,226

(Cost $9,595,900)		9,393,910

Switzerland — 1.9%
Allreal Holding AG	3,597	697,160
Mobimo Holding AG*	1,818	517,563
PSP Swiss Property AG	10,991	1,248,171
Swiss Prime Site AG	20,106	1,871,007

(Cost $4,489,364)		4,333,901

Taiwan — 1.1%
Cathay No. 1 REIT	391,737	221,930
Cathay No. 2 REIT	174,043	102,194
Cathay Real Estate Development Co. Ltd.	104,754	69,603
Chong Hong Construction Co. Ltd.	54,079	150,575
Farglory Land Development Co. Ltd.	84,928	123,609
Fubon No. 1 REIT	100,358	55,351
Fubon No. 2 REIT	206,796	99,937

	Number of Shares	Value
Taiwan (Continued)
Highwealth Construction Corp.	266,272	$393,311
Hong Pu Real Estate Development Co. Ltd.	72,132	55,856
Huaku Development Co. Ltd.	65,747	207,807
Huang Hsiang Construction Corp.	61,039	71,051
Hung Sheng Construction Ltd.*	95,408	54,337
KEE TAI Properties Co. Ltd.	141,788	48,168
Kindom Development Co. Ltd.	85,599	84,102
Kuoyang Construction Co. Ltd.	135,143	105,774
O-Bank No1 Real Estate Investment Trust REIT	22,357	6,940
Prince Housing & Development Corp.	334,611	107,544
Radium Life Tech Co. Ltd.	247,672	80,921
Ruentex Development Co. Ltd.*	169,303	257,690
Shin Kong No.1 REIT	337,529	212,466
Shining Building Business Co. Ltd.*	120,952	37,343
Sinyi Realty, Inc.	68,653	61,279
Taiwan Land Development Corp.*	93,531	20,217

(Cost $2,524,392)		2,628,005

Thailand — 2.2%
Amata Corp. PCL, NVDR	262,400	119,610
Ananda Development PCL, NVDR	424,200	18,669
AP Thailand PCL, NVDR	653,700	114,053
Asset World Corp. PCL, NVDR	2,196,200	327,255
Bangkok Land PCL, NVDR	3,742,300	123,528
Central Pattana PCL, NVDR	882,800	1,366,800
CPN Retail Growth Leasehold REIT	428,700	390,830
Frasers Property Thailand Industrial Freehold & Leasehold REIT	560,700	290,838
Frasers Property Thailand PCL, NVDR	80,700	30,189
Golden Ventures Leasehold Real Estate Investment Trust REIT	12,700	6,308
Grand Canal Land PCL, NVDR*	458,300	32,849
IMPACT Growth Real Estate Investment Trust REIT	157,000	87,853
Land & Houses PCL, NVDR	2,293,700	526,376
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	10,900	4,386
LPN Development PCL, NVDR	383,700	68,755
MBK PCL, NVDR	302,100	144,355
Noble Development PCL, NVDR	59,000	21,886
Origin Property PCL, NVDR	282,800	44,896
Platinum Group PCL, NVDR	485,000	42,081
Principal Capital PCL, NVDR*	464,400	38,834
Property Perfect PCL, NVDR	2,488,330	27,379
Pruksa Holding PCL, NVDR	222,200	83,124
Quality Houses PCL, NVDR	2,263,000	153,665
Sansiri PCL, NVDR	4,441,200	108,901
SC Asset Corp. PCL, NVDR	464,400	29,490
Siam Future Development PCL, NVDR	343,040	52,195
Singha Estate PCL, NVDR	935,600	50,883
Supalai PCL, NVDR	383,800	178,568
U City PCL, NVDR*	777,500	28,841
Univentures PCL, NVDR	161,600	16,968
WHA Corp. PCL, NVDR	2,287,500	228,678

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2020

	Number of Shares	Value
Thailand (Continued)
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	403,900	$218,393

(Cost $5,893,810)		4,977,436

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS REIT	44,627	23,159
Alarko Gayrimenkul Yatirim Ortakligi AS REIT*	1,317	2,826
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	588,777	126,879
Is Gayrimenkul Yatirim Ortakligi AS REIT*	132,604	32,463
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	52,733	19,790
Yeni Gimat Gayrimenkul Ortakligi AS	36,840	64,915

(Cost $261,856)		270,032

United Kingdom — 6.1%
Assura PLC REIT	644,458	629,427
Big Yellow Group PLC REIT	43,416	536,752
British Land Co. PLC REIT	231,706	1,166,744
Capital & Counties Properties PLC REIT	155,218	313,750
Derwent London PLC REIT	27,446	997,586
Empiric Student Property PLC REIT	167,969	129,165
Grainger PLC	168,115	596,503
Great Portland Estates PLC REIT	60,401	486,126
Hammerson PLC REIT	221,382	201,439
Land Securities Group PLC REIT	182,849	1,369,449
LondonMetric Property PLC REIT	223,671	580,148
LXI REIT PLC REIT	128,117	185,001
Primary Health Properties PLC REIT	314,245	598,292
Safestore Holdings PLC REIT	55,852	459,872
Savills PLC	38,922	415,269
Segro PLC REIT	289,765	3,007,754
Shaftesbury PLC REIT	41,005	317,855
St. Modwen Properties PLC	54,072	224,948
Tritax Big Box REIT PLC REIT	456,437	783,239
UNITE Group PLC REIT	79,944	858,380
Workspace Group PLC REIT	34,595	312,861

(Cost $15,990,739)		14,170,560

	Number of Shares	Value
United States — 0.0%
Eagle Hospitality Trust*(c) (Cost $94,982)	173,500	$23,769

TOTAL COMMON STOCKS (Cost $264,828,480)		228,713,444

PREFERRED STOCKS — 0.0%
Sweden — 0.0%
Klovern AB (Cost $159,904)	4,645	147,463

RIGHTS — 0.0%
Thailand — 0.0%
CPN Retail Growth Leasehold REIT*, expires 12/31/20 (c)	136	0
CPN Retail Growth Leasehold REIT*, expires 12/31/20 (c)	73,128	0
Frasers Property Thailand PCL, NVDR*, expires 7/3/20	11,925	487

TOTAL RIGHTS (Cost $0)		487

WARRANTS — 0.0%
Malaysia — 0.0%
Paramount Corp. Bhd*, expires 7/28/24 (Cost $0)	7,840	234

SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (d)(e) (Cost $8,505,313)	8,505,313	8,505,313

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.12% (d) (Cost $643,631)	643,631	643,631

TOTAL INVESTMENTS — 103.1% (Cost $274,137,328)		$238,010,572
Other assets and liabilities, net — (3.1%)		(7,232,688)

NET ASSETS — 100.0%		$230,777,884

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (d)(e)
412,237	8,093,076	(f)	—	—	—	14,878	—	8,505,313	8,505,313

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.12% (d)
76,925	33,517,532		(32,950,826)	—	—	4,723	—	643,631	643,631

489,162	41,610,608		(32,950,826)	—	—	19,601	—	9,148,944	9,148,944

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $11,148,133, which is 4.8% of net assets.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2020

(b)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,910,553.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MINI TPX Index Futures	JPY	37	$481,059	$535,416	6/11/2020	$54,357
EURO STOXX 50 Futures	EUR	18	562,512	609,880	6/19/2020	47,368
E-Mini S&P 500 Futures	USD	2	295,210	304,200	6/19/2020	8,990
MINI HSI Index Futures	HKD	11	320,981	323,131	6/29/2020	2,150

Total unrealized appreciation						$112,865

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$228,670,537	$—	$42,907	$228,713,444
Preferred Stocks	147,463	—	—	147,463
Rights	—	487	0	487
Warrants	234	—	—	234
Short-Term Investments (g)	9,148,944	—	—	9,148,944
Derivatives (h)
Futures Contracts	112,865	—	—	112,865

TOTAL	$238,080,043	$487	$42,907	$238,123,437

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended May 31, 2020, the amount of transfers from Level 1 to Level 3 was $16,698 and from Level 3 to Level 1 was $6,381. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 98.2%
Communication Services — 8.7%
Akatsuki, Inc.	100	$3,783
Capcom Co. Ltd.	700	24,723
COLOPL, Inc.	500	4,998
CyberAgent, Inc.	800	40,321
Daiichikosho Co. Ltd.	300	10,554
DeNA Co. Ltd.	700	9,616
Dentsu Group, Inc.	1,200	32,134
Dip Corp.	300	7,087
GungHo Online Entertainment, Inc.	440	7,159
Hakuhodo DY Holdings, Inc.	1,900	23,614
Kakaku.com, Inc.	800	19,351
KDDI Corp.	9,800	285,263
Konami Holdings Corp.	500	17,566
Mixi, Inc.	300	4,879
Nexon Co. Ltd.	3,800	79,220
Nintendo Co. Ltd.	830	335,436
Nippon Telegraph & Telephone Corp.	13,400	303,983
Nippon Television Holdings, Inc.	1,100	12,702
NTT DOCOMO, Inc.	9,500	260,261
SoftBank Group Corp.	6,300	282,560
Square Enix Holdings Co. Ltd. (a)	500	24,273
Toho Co. Ltd.	700	25,730
Z Holdings Corp.	17,800	72,697

(Cost $1,818,387)		1,887,910

Consumer Discretionary — 14.8%
ABC-Mart, Inc.	170	10,336
Aisin Seiki Co. Ltd.	1,100	34,664
Bandai Namco Holdings, Inc.	1,400	77,917
Bic Camera, Inc.	800	8,428
Bridgestone Corp.	3,900	129,487
Casio Computer Co. Ltd.	1,000	17,608
Daikyonishikawa Corp.	600	3,386
Denso Corp.	2,900	111,198
Fast Retailing Co. Ltd.	170	95,513
Fujitsu General Ltd.	500	9,769
Goldwin, Inc.	200	12,791
Haseko Corp.	1,700	20,718
Hikari Tsushin, Inc.	150	32,872
Honda Motor Co. Ltd.	10,500	271,332
Iida Group Holdings Co. Ltd.	1,100	16,336
Isuzu Motors Ltd.	3,900	36,544
Izumi Co. Ltd.	300	9,426
J. Front Retailing Co. Ltd.	1,700	14,438
JTEKT Corp.	1,200	9,679
Koito Manufacturing Co. Ltd.	700	29,661
KOMEDA Holdings Co. Ltd.	300	5,193
K’s Holdings Corp.	1,100	14,090
Marui Group Co. Ltd.	1,200	21,642
Mazda Motor Corp.	4,000	25,581
McDonald’s Holdings Co. Japan Ltd.	500	26,593
NGK Spark Plug Co. Ltd.	1,000	16,123
Nifco, Inc.	500	10,944
Nikon Corp.	2,100	19,297
Nitori Holdings Co. Ltd.	600	108,795
Nojima Corp.	300	6,987

	Number of Shares	Value
Consumer Discretionary (Continued)
Oriental Land Co. Ltd.	1,400	$202,915
PALTAC Corp.	200	9,802
Pan Pacific International Holdings Corp.	2,800	56,424
Panasonic Corp.	15,400	137,654
Pressance Corp.	400	4,801
Rakuten, Inc.	5,800	52,544
Resorttrust, Inc.	700	8,785
Rinnai Corp.	300	25,256
Ryohin Keikaku Co. Ltd.	1,900	28,729
Sekisui Chemical Co. Ltd.	2,700	37,718
Sekisui House Ltd.	4,500	85,731
Seria Co. Ltd.	300	9,621
Shimamura Co. Ltd.	200	14,072
Shimano, Inc.	530	97,455
Skylark Holdings Co. Ltd.	1,300	21,080
Sony Corp.	5,700	363,687
Stanley Electric Co. Ltd.	900	21,879
Starts Corp., Inc.	200	4,067
Subaru Corp.	4,200	92,725
Sumitomo Electric Industries Ltd.	4,900	57,057
Sumitomo Forestry Co. Ltd.	1,000	12,726
Sumitomo Rubber Industries Ltd.	1,100	11,190
Suzuki Motor Corp.	2,700	93,880
T-Gaia Corp.	100	2,126
Tomy Co. Ltd.	600	5,129
Topre Corp.	500	6,010
Toyoda Gosei Co. Ltd.	400	8,551
Toyota Boshoku Corp.	600	8,454
Toyota Industries Corp.	1,100	56,258
Toyota Motor Corp.	5,146	322,655
TPR Co. Ltd.	300	4,091
TS Tech Co. Ltd.	400	11,250
United Arrows Ltd.	200	3,436
USS Co. Ltd.	1,500	26,147
Workman Co. Ltd.	100	8,168
Yamaha Corp.	800	38,910
Yamaha Motor Co. Ltd.	1,800	25,980
Yokohama Rubber Co. Ltd.	700	10,571
Zensho Holdings Co. Ltd.	700	14,912
ZOZO, Inc.	900	16,574

(Cost $3,442,019)		3,226,368

Consumer Staples — 9.5%
Aeon Co. Ltd.	5,200	115,043
Ain Holdings, Inc.	200	12,921
Ajinomoto Co., Inc.	3,000	51,153
Ariake Japan Co. Ltd.	100	6,943
Asahi Group Holdings Ltd.	2,800	105,466
Calbee, Inc.	600	17,348
Cosmos Pharmaceutical Corp.	190	27,283
Create SD Holdings Co. Ltd.	300	9,496
Ezaki Glico Co. Ltd.	400	19,344
FamilyMart Co. Ltd.	900	16,866
Japan Tobacco, Inc.	7,700	152,771
Kao Corp.	3,200	256,838
Kewpie Corp.	800	15,661
Kikkoman Corp.	1,000	50,309

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Consumer Staples (Continued)
Kirin Holdings Co. Ltd.	5,700	$116,794
Kobayashi Pharmaceutical Co. Ltd.	400	35,643
Kobe Bussan Co. Ltd.	400	20,717
Kose Corp.	230	28,799
Kusuri no Aoki Holdings Co. Ltd.	100	8,261
Lawson, Inc.	300	16,596
Lion Corp.	1,800	41,184
Maruha Nichiro Corp.	300	6,491
Matsumotokiyoshi Holdings Co. Ltd.	500	18,726
MEIJI Holdings Co. Ltd.	900	67,750
Morinaga & Co. Ltd.	300	12,879
NH Foods Ltd.	500	18,471
Nichirei Corp.	600	16,903
Nippon Suisan Kaisha Ltd.	2,000	9,263
Nissin Foods Holdings Co. Ltd.	600	50,123
Pigeon Corp.	800	31,188
Pola Orbis Holdings, Inc.	600	11,673
Seven & i Holdings Co. Ltd.	5,200	177,959
Shiseido Co. Ltd.	2,700	164,654
Sugi Holdings Co. Ltd.	300	19,381
Sundrug Co. Ltd.	500	16,847
Suntory Beverage & Food Ltd.	900	36,757
Toyo Suisan Kaisha Ltd.	700	36,580
Tsuruha Holdings, Inc.	310	45,809
Unicharm Corp.	2,600	96,774
Welcia Holdings Co. Ltd.	400	33,601
Yakult Honsha Co. Ltd.	900	55,135
Yaoko Co. Ltd.	100	6,544

(Cost $2,166,214)		2,058,944

Energy — 0.8%
Cosmo Energy Holdings Co. Ltd.	400	6,330
Idemitsu Kosan Co. Ltd.	1,500	33,276
Inpex Corp.	7,200	50,183
Iwatani Corp.	300	10,582
JXTG Holdings, Inc.	20,800	79,987
Modec, Inc.	200	3,015

(Cost $343,376)		183,373

Financials — 9.1%
AEON Financial Service Co. Ltd.	900	10,133
Aozora Bank Ltd.	800	14,866
Chiba Bank Ltd.	4,300	20,435
Concordia Financial Group Ltd.	8,500	27,772
Dai-ichi Life Holdings, Inc.	7,400	96,368
Daiwa Securities Group, Inc.	10,000	41,463
Financial Products Group Co. Ltd.	300	1,693
Fuyo General Lease Co. Ltd.	200	11,473
Japan Exchange Group, Inc.	3,800	81,725
Matsui Securities Co. Ltd.	900	7,076
Mebuki Financial Group, Inc.	6,900	15,627
Mitsubishi UFJ Financial Group, Inc.	67,000	276,246
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,300	16,112
Mizuho Financial Group, Inc.	180,000	224,718
MS&AD Insurance Group Holdings, Inc.	3,600	105,759
Nomura Holdings, Inc.	23,200	99,682
Orient Corp.	3,600	4,277
ORIX Corp.	8,400	111,418

	Number of Shares	Value
Financials (Continued)
Resona Holdings, Inc.	14,200	$51,114
SBI Holdings, Inc.	1,500	32,148
Seven Bank Ltd.	3,900	11,113
Shinsei Bank Ltd.	1,000	12,763
Sompo Holdings, Inc.	2,500	88,922
Sony Financial Holdings, Inc.	1,100	26,506
Sumitomo Mitsui Financial Group, Inc.	8,800	254,766
Sumitomo Mitsui Trust Holdings, Inc.	2,400	70,640
T&D Holdings, Inc.	3,900	35,223
Tokio Marine Holdings, Inc.	4,700	203,644
Tokyo Century Corp.	300	13,046
Zenkoku Hosho Co. Ltd.	400	15,390

(Cost $2,737,599)		1,982,118

Health Care — 12.0%
Alfresa Holdings Corp.	1,500	30,255
Asahi Intecc Co. Ltd.	1,500	45,946
Astellas Pharma, Inc.	11,600	206,137
Chugai Pharmaceutical Co. Ltd.	1,400	206,488
Daiichi Sankyo Co. Ltd.	3,900	365,076
Eisai Co. Ltd.	1,600	125,315
Hisamitsu Pharmaceutical Co., Inc.	300	15,120
Hoya Corp.	2,700	253,372
Japan Lifeline Co. Ltd.	400	5,391
Kaken Pharmaceutical Co. Ltd.	200	10,990
Kyowa Kirin Co. Ltd.	1,300	35,259
M3, Inc.	2,900	116,824
Medipal Holdings Corp.	1,400	27,770
Nihon Kohden Corp.	600	20,021
Nippon Shinyaku Co. Ltd.	400	34,455
Olympus Corp.	7,300	126,811
Ono Pharmaceutical Co. Ltd.	3,000	85,682
Otsuka Holdings Co. Ltd.	2,600	117,384
PeptiDream, Inc.*	700	31,415
Santen Pharmaceutical Co. Ltd.	2,500	46,178
Sawai Pharmaceutical Co. Ltd.	300	16,541
Shionogi & Co. Ltd.	1,700	100,373
Ship Healthcare Holdings, Inc.	200	8,651
Sumitomo Dainippon Pharma Co. Ltd.	800	11,309
Sysmex Corp.	1,000	79,918
Takeda Pharmaceutical Co. Ltd.	8,500	330,659
Terumo Corp.	3,900	153,126

(Cost $2,112,890)		2,606,466

Industrials — 22.2%
AGC, Inc.	1,400	39,634
Aica Kogyo Co. Ltd.	400	11,918
Amada Co. Ltd.	1,700	15,164
ANA Holdings, Inc.*(a)	2,300	55,485
Benefit One, Inc.	600	13,110
Central Japan Railway Co.	1,130	193,359
COMSYS Holdings Corp.	600	16,708
Daifuku Co. Ltd.	700	54,448
Daikin Industries Ltd.	1,740	255,989
DMG Mori Co. Ltd.	900	10,935
East Japan Railway Co.	2,400	188,240
en-japan, Inc.	300	8,092
FANUC Corp.	1,300	231,861

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Industrials (Continued)
Fuji Electric Co. Ltd.	700	$18,706
Furukawa Electric Co. Ltd.	500	12,215
Hankyu Hanshin Holdings, Inc.	1,700	62,802
Harmonic Drive Systems, Inc.	300	17,320
Hazama Ando Corp.	1,200	7,763
Hino Motors Ltd.	1,700	11,503
Hitachi Construction Machinery Co. Ltd.	500	13,134
Hitachi Transport System Ltd.	200	5,501
IHI Corp.	800	11,502
ITOCHU Corp.	9,300	199,406
Japan Airlines Co. Ltd.	2,100	41,265
Japan Airport Terminal Co. Ltd.	400	17,599
Kajima Corp.	3,400	38,565
Kanamoto Co. Ltd.	300	6,466
Kanematsu Corp.	500	6,205
Kawasaki Heavy Industries Ltd.	900	14,252
Keihan Holdings Co. Ltd.	700	33,267
Keio Corp.	700	41,584
Keisei Electric Railway Co. Ltd.	1,000	32,812
Kintetsu Group Holdings Co. Ltd.	1,300	63,833
Komatsu Ltd.	6,100	123,433
Kubota Corp.	7,100	95,526
Kumagai Gumi Co. Ltd.	300	7,332
Kyowa Exeo Corp.	600	13,778
Kyudenko Corp.	300	8,334
Maeda Corp.	900	7,059
Makita Corp.	1,800	60,983
Marubeni Corp.	13,600	66,059
Meitec Corp.	200	9,653
MINEBEA MITSUMI, Inc.	2,500	43,881
MISUMI Group, Inc.	1,600	42,504
Mitsubishi Corp.	9,300	217,102
Mitsubishi Electric Corp.	13,400	176,432
Mitsubishi Heavy Industries Ltd.	2,200	56,922
Mitsui & Co. Ltd.	11,300	171,543
MonotaRO Co. Ltd.	900	32,705
Nabtesco Corp.	800	24,839
Nagoya Railroad Co. Ltd.	1,300	39,217
NGK Insulators Ltd.	1,600	23,450
Nichias Corp.	500	11,533
Nidec Corp.	3,200	196,690
Nihon M&A Center, Inc.	900	36,172
Nippo Corp.	300	7,449
Nippon Express Co. Ltd.	500	25,711
Nippon Steel Trading Corp.	100	3,462
Nishimatsu Construction Co. Ltd.	400	7,827
Nissin Electric Co. Ltd.	300	3,124
NSK Ltd.	2,600	19,017
Obara Group, Inc.	100	2,970
Obayashi Corp.	4,000	37,017
Odakyu Electric Railway Co. Ltd.	2,100	52,415
OSG Corp.	600	8,504
Outsourcing, Inc.	500	2,938
Park24 Co. Ltd.	700	13,586
Penta-Ocean Construction Co. Ltd.	1,900	9,911
Persol Holdings Co. Ltd.	1,200	15,872
Pilot Corp.	200	6,841

	Number of Shares	Value
Industrials (Continued)
Recruit Holdings Co. Ltd.	9,200	$316,814
Sankyu, Inc.	400	16,318
Sanwa Holdings Corp.	1,300	11,150
Secom Co. Ltd.	1,400	121,294
Seibu Holdings, Inc.	1,700	22,217
Shimizu Corp.	4,200	35,554
SMC Corp.	420	211,959
SMS Co. Ltd.	400	9,939
Sohgo Security Services Co. Ltd.	500	24,597
Sojitz Corp.	6,800	15,843
Sotetsu Holdings, Inc.	600	17,237
Sumitomo Corp.	8,500	102,409
Sumitomo Heavy Industries Ltd.	800	18,267
Sumitomo Mitsui Construction Co. Ltd.	900	3,784
Taisei Corp.	1,400	48,601
Takeuchi Manufacturing Co. Ltd.	300	4,954
TechnoPro Holdings, Inc.	300	17,961
THK Co. Ltd.	800	20,792
Tobu Railway Co. Ltd.	1,400	49,640
Toda Corp.	1,800	11,094
TOKAI Holdings Corp.	800	7,470
Tokyu Construction Co. Ltd.	500	2,729
Tokyu Corp.	3,500	55,488
TOTO Ltd.	900	35,671
Toyota Tsusho Corp.	1,400	35,476
UT Group Co. Ltd.*	200	3,750
West Japan Railway Co.	1,200	77,423
Yamato Holdings Co. Ltd.	2,200	48,682
Yaskawa Electric Corp.	1,400	50,290

(Cost $5,357,018)		4,829,837

Information Technology — 11.5%
Advantest Corp.	900	44,442
Alps Alpine Co. Ltd.	1,100	13,294
Azbil Corp.	900	22,965
Brother Industries Ltd.	1,600	30,133
Canon, Inc.	7,200	148,297
Daiwabo Holdings Co. Ltd.	100	6,711
Digital Garage, Inc.	300	10,651
Disco Corp.	200	44,665
Elecom Co. Ltd.	200	9,486
Fujitsu Ltd.	1,300	133,940
GMO Payment Gateway, Inc.	300	33,777
Hamamatsu Photonics KK	850	38,502
Hirose Electric Co. Ltd.	165	19,711
Hitachi Ltd.	6,400	205,244
Horiba Ltd.	300	15,789
Itochu Techno-Solutions Corp.	600	20,272
Keyence Corp.	960	395,192
Konica Minolta, Inc.	2,500	9,259
Kyocera Corp.	1,900	102,835
Lasertec Corp.	600	49,288
Murata Manufacturing Co. Ltd.	3,900	217,743
NEC Corp.	1,600	71,806
Nihon Unisys Ltd.	500	15,455
Nomura Research Institute Ltd.	1,900	50,227
NS Solutions Corp.	200	5,480

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2020

	Number of Shares	Value
Information Technology (Continued)
NTT Data Corp.	3,700	$42,758
Obic Co. Ltd.	500	86,694
Omron Corp.	1,200	79,528
Oracle Corp. (a)	300	35,030
Otsuka Corp.	700	33,787
Renesas Electronics Corp.*	6,300	32,688
SCREEN Holdings Co. Ltd.	300	13,436
SCSK Corp.	300	14,675
Seiko Epson Corp.	1,700	19,156
Shimadzu Corp.	1,600	43,291
SUMCO Corp.	1,600	24,519
Taiyo Yuden Co. Ltd.	600	16,708
TDK Corp.	700	65,494
TIS, Inc.	1,400	29,849
Tokyo Electron Ltd.	865	172,623
Tokyo Seimitsu Co. Ltd.	300	9,704
Toshiba TEC Corp.	200	6,952
Trend Micro, Inc.	500	27,475
Ulvac, Inc.	300	9,008
V Technology Co. Ltd.	100	3,801
Yokogawa Electric Corp.	1,200	17,287

(Cost $2,154,507)		2,499,627

Materials — 5.3%
Air Water, Inc.	1,200	17,432
Asahi Kasei Corp.	8,600	67,852
Daicel Corp.	2,000	16,930
Denka Co. Ltd.	500	12,248
DIC Corp.	700	18,264
Dowa Holdings Co. Ltd.	400	12,846
Hitachi Chemical Co. Ltd.	400	17,135
Hitachi Metals Ltd.	1,200	13,834
JFE Holdings, Inc.	3,800	27,935
JSR Corp.	1,200	23,524
Kansai Paint Co. Ltd.	1,500	31,076
Kuraray Co. Ltd.	2,100	22,065
Mitsubishi Chemical Holdings Corp.	8,500	50,045
Mitsubishi Gas Chemical Co., Inc.	1,000	14,888
Mitsui Chemicals, Inc.	1,200	24,950
Nippon Light Metal Holdings Co. Ltd.	3,300	5,667
Nippon Paint Holdings Co. Ltd.	1,100	76,679
Nippon Steel Corp.	6,000	55,280
Nissan Chemical Corp.	800	35,309
Nitto Denko Corp.	900	48,703
NOF Corp.	400	14,220
Oji Holdings Corp.	5,600	28,121
Shin-Etsu Chemical Co. Ltd.	2,250	263,563
Showa Denko KK	800	19,121
Sumitomo Chemical Co. Ltd.	10,000	31,002
Sumitomo Metal Mining Co. Ltd.	1,700	47,354
Taiheiyo Cement Corp.	800	18,913
Taiyo Nippon Sanso Corp.	1,200	20,183
Teijin Ltd.	1,000	16,374
Tokai Carbon Co. Ltd.	1,300	11,813
Tokuyama Corp.	500	11,955
Toray Industries, Inc.	9,600	46,684
Tosoh Corp.	2,100	29,199

	Number of Shares	Value
Materials (Continued)
Ube Industries Ltd.	700	$12,508

(Cost $1,408,897)		1,163,672

Real Estate — 2.9%
Aeon Mall Co. Ltd.	700	9,844
Daito Trust Construction Co. Ltd.	500	52,838
Daiwa House Industry Co. Ltd.	4,100	101,782
Hulic Co. Ltd. (a)	2,600	26,305
Ichigo, Inc.	1,700	4,844
Mitsubishi Estate Co. Ltd.	9,300	147,871
Mitsui Fudosan Co. Ltd.	6,600	127,025
Nomura Real Estate Holdings, Inc.	700	12,956
Open House Co. Ltd.	400	11,057
Relo Group, Inc.	700	15,990
Sumitomo Realty & Development Co. Ltd.	3,000	83,107
Tokyo Tatemono Co. Ltd.	1,400	18,050
Tokyu Fudosan Holdings Corp.	3,800	19,258

(Cost $735,637)		630,927

Utilities — 1.4%
Chubu Electric Power Co., Inc.	4,100	55,220
Electric Power Development Co. Ltd.	1,100	20,757
Kansai Electric Power Co., Inc.	5,200	51,814
Kyushu Electric Power Co., Inc.	2,800	23,287
Osaka Gas Co. Ltd.	2,600	51,959
Tohoku Electric Power Co., Inc.	3,400	35,220
Tokyo Gas Co. Ltd.	2,600	62,035

(Cost $367,473)		300,292

TOTAL COMMON STOCKS (Cost $22,644,017)		21,369,534

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (b)(c) (Cost $76,899)	76,899	76,899

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.12% (b) (Cost $56,879)	56,879	56,879

TOTAL INVESTMENTS — 98.9% (Cost $22,777,795)		$21,503,312
Other assets and liabilities, net — 1.1%		249,504

NET ASSETS — 100.0%		$21,752,816

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2020

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (b)(c)
90,435	—	(13,536	)(d)	—	—	2,756	—	76,899	76,899

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.12% (b)
2,441	1,162,873	(1,108,435)		—	—	459	—	56,879	56,879

92,876	1,162,873	(1,121,971)		—	—	3,215	—	133,778	133,778

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $111,465, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $40,446.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
JPX-Nikkei 400 Index Futures	JPY	28	$329,489	$365,155	6/11/2020	$35,666

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$21,369,534	$—	$—	$21,369,534
Short-Term Investments (e)	133,778	—	—	133,778
Derivatives (f)
Futures Contracts	35,666	—	—	35,666

TOTAL	$21,538,978	$—	$—	$21,538,978

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF

May 31, 2020

	Number of Shares	Value
COMMON STOCKS — 94.9%
Canada (e) — 0.7%
Canacol Energy Ltd.	1,451	$4,031
Pan American Silver Corp.	135	3,955
PetroTal Corp.	4,311	546
Wheaton Precious Metals Corp.	78	3,347

(Cost $9,388)		11,879

Chile — 15.2%
AES Gener SA	23,861	3,259
Aguas Andinas SA, Class A	18,984	5,543
Banco de Chile	334,518	28,255
Banco de Credito e Inversiones SA	363	12,217
Banco Santander Chile	484,610	19,620
CAP SA*	552	3,568
Cencosud SA	10,462	12,148
Cencosud Shopping SA	3,500	5,977
Cia Cervecerias Unidas SA	1,077	7,742
Cia Sud Americana de Vapores SA*	82,387	1,913
Colbun SA	57,612	9,367
Empresa Nacional de Telecomunicaciones SA	1,099	6,961
Empresas CMPC SA	8,261	16,723
Empresas COPEC SA	3,181	19,950
Enel Americas SA	264,772	38,308
Enel Chile SA	202,979	15,123
Engie Energia Chile SA	3,807	4,468
Falabella SA	6,973	16,151
Forus SA	816	872
Grupo Security SA	9,491	1,748
Inversiones Aguas Metropolitanas SA	3,524	2,888
Inversiones La Construccion SA	261	1,686
Itau CorpBanca Chile SA	1,173,030	2,710
Parque Arauco SA	6,562	11,002
Ripley Corp. SA	6,537	1,697
SMU SA	17,422	2,921
SONDA SA	4,143	2,470
Vina Concha y Toro SA	2,688	3,839

(Cost $421,999)		259,126

Colombia — 8.3%
Banco de Bogota SA	238	3,718
Bancolombia SA	2,513	16,920
Bolsa de Valores de Colombia	457	1,258
Celsia SA ESP	4,797	5,271
Cementos Argos SA	4,643	4,377
CEMEX Latam Holdings SA*	1,998	837
Construcciones El Condor SA	1,815	429
Constructora Conconcreto SA*	3,266	301
Corp. Financiera Colombiana SA*	842	5,896
Ecopetrol SA	50,186	26,898
Grupo Argos SA	2,919	6,840
Grupo Aval Acciones y Valores SA	2,411	587
Grupo de Inversiones Suramericana SA	2,483	12,171
Grupo Energia Bogota SA ESP	27,949	16,410
Grupo Nutresa SA	2,097	12,515
Interconexion Electrica SA ESP	4,503	23,770
Mineros SA	1,054	954

	Number of Shares	Value
Colombia (Continued)
Promigas SA ESP	1,220	$2,267
Tecnoglass, Inc.	170	835

(Cost $192,597)		142,254

Mexico — 49.3%
Alfa SAB de CV, Class A	22,066	11,706
Alpek SAB de CV	3,120	2,187
Alsea SAB de CV*	4,103	3,476
America Movil SAB de CV, Series L	248,904	166,575
Arca Continental SAB de CV	3,257	14,557
Axtel SAB de CV, Series CPO*	5,401	849
Banco del Bajio SA, 144A*	5,350	4,888
Becle SAB de CV*	4,048	7,024
Bolsa Mexicana de Valores SAB de CV	3,290	6,317
Cemex SAB de CV, Series CPO	111,791	26,521
Coca-Cola Femsa SAB de CV	3,879	16,966
Concentradora Fibra Danhos SA de CV REIT	1,709	1,582
Concentradora Hipotecaria SAPI de CV REIT	2,753	1,999
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	5,045	2,494
Corp. Inmobiliaria Vesta SAB de CV	4,187	5,731
Fibra Uno Administracion SA de CV REIT	23,304	17,807
Fomento Economico Mexicano SAB de CV	14,364	97,336
Genomma Lab Internacional SAB de CV, Class B*	5,805	5,302
Gentera SAB de CV	7,084	2,932
Gruma SAB de CV, Class B	1,668	16,588
Grupo Aeroportuario del Centro Norte SAB de CV*	2,540	11,202
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,817	18,635
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,537	15,874
Grupo Bimbo SAB de CV, Series A	11,901	18,645
Grupo Carso SAB de CV, Series A1	3,124	7,057
Grupo Cementos de Chihuahua SAB de CV	1,265	4,654
Grupo Comercial Chedraui SA de CV	2,658	3,320
Grupo Financiero Banorte SAB de CV, Class O	19,195	58,332
Grupo Financiero Inbursa SAB de CV, Class O*	17,113	11,754
Grupo Herdez SAB de CV	1,766	2,802
Grupo Mexico SAB de CV, Series B	22,950	49,240
Grupo Rotoplas SAB de CV*	1,298	783
Grupo Televisa SAB, Series CPO*	17,751	21,072
Industrias Penoles SAB de CV	1,001	9,538
Infraestructura Energetica Nova SAB de CV	3,809	10,833
Kimberly-Clark de Mexico SAB de CV, Class A	11,330	17,622
La Comer SAB de CV	3,587	4,412
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	5,630	6,022
Megacable Holdings SAB de CV, Series CPO	2,228	6,753
Orbia Advance Corp. SAB de CV	7,621	11,206

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF (Continued)

May 31, 2020

	Number of Shares	Value
Mexico (Continued)
PLA Administradora Industrial S de RL de CV REIT	5,877	$7,354
Prologis Property Mexico SA de CV REIT	3,437	6,550
Promotora y Operadora de Infraestructura SAB de CV*	1,693	12,792
Qualitas Controladora SAB de CV	1,225	4,880
Regional SAB de CV*	1,704	4,742
Telesites SAB de CV*	9,850	6,356
Unifin Financiera SAB de CV*	1,041	757
Wal-Mart de Mexico SAB de CV	38,686	96,760

(Cost $1,096,340)		842,784

Peru — 21.4%
Alicorp SAA*	12,153	27,591
Banco BBVA Peru SA*	7,309	5,680
Banco de Credito del Peru, Class C	3,274	4,202
Casa Grande SAA	388	327
Cementos Pacasmayo SAA	3,337	4,614
Cia de Minas Buenaventura SAA, ADR	3,650	28,653
Corp. Aceros Arequipa SA	2,347	492
Credicorp Ltd.	1,147	158,080
Enel Distribucion Peru SAA	1,749	2,627
Ferreycorp SAA	16,492	6,912
Grana y Montero SAA*	9,560	4,174
Hochschild Mining PLC	4,364	10,801
InRetail Peru Corp., 144A	527	16,184
Intercorp Financial Services, Inc.	582	14,911
Luz del Sur SAA	1,649	12,719
Refineria La Pampilla SAA Relapasa*	18,032	304
Sociedad Minera Cerro Verde SAA*	357	5,566
Southern Copper Corp. (a)	1,440	52,272
Union Andina de Cementos SAA	12,293	5,009
Volcan Cia Minera SAA*	41,334	3,994

(Cost $477,560)		365,112

TOTAL COMMON STOCKS (Cost $2,197,884)		1,621,155

	Number of Shares	Value
PREFERRED STOCKS — 4.9%
Chile — 1.5%
Embotelladora Andina SA, Class B	2,579	$6,153
Sociedad Quimica y Minera de Chile SA, Class B	840	20,498

(Cost $43,541)		26,651

Colombia — 3.4%
Banco Davivienda SA	1,032	6,810
Bancolombia SA	4,600	30,477
Cementos Argos SA	2,412	1,855
Grupo Argos SA	2,275	4,718
Grupo Aval Acciones y Valores SA	43,259	9,798
Grupo de Inversiones Suramericana SA	1,130	4,614

(Cost $91,012)		58,272

TOTAL PREFERRED STOCKS (Cost $134,553)		84,923

RIGHTS — 0.1%
Canada (e) — 0.1%
Pan American Silver Corp. CVR* (Cost $0)	1,874	1,218

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.12% (b) (Cost $2,630)	2,630	2,630

TOTAL INVESTMENTS — 100.1% (Cost $2,335,067)		$1,709,926
Other assets and liabilities, net — (0.1%)		(1,534)

NET ASSETS — 100.0%		$1,708,392

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (b)(c)
1,320	—	(1,320	)(d)	—	—	9	—	—	—

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.12% (b)
4,441	198,569	(200,380)		—	—	7	—	2,630	2,630

5,761	198,569	(201,700)		—	—	16	—	2,630	2,630

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $43,451, which is 2.5% of net assets.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF (Continued)

May 31, 2020

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $44,933.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2020.
(e)	Securities listed in country of domicile.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,621,155	$—	$—	$1,621,155
Preferred Stocks (f)	84,923	—	—	84,923
Rights	1,218	—	—	1,218
Short-Term Investments (f)	2,630	—	—	2,630

TOTAL	$1,709,926	$—	$—	$1,709,926

(f)	See Schedule of Investments for additional detailed categorizations.

During the year ended May 31, 2020, the amount of transfers from Level 3 to Level 1 was $1,012. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2020

	Xtrackers Eurozone Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF	Xtrackers MSCI Latin America Pacific Alliance ETF
Assets
Investment in non-affiliated securities at value	$3,867,212	$228,861,628	$21,369,534	$1,707,296
Investment in affiliated securities at value	16,067	—	—	—
Investment in DWS Government Money Market Series	187	643,631	56,879	2,630
Investment in DWS Government & Agency Securities Portfolio*	55,855	8,505,313	76,899	—
Foreign currency at value	479	489,748	132,889	3,803
Deposit with broker for futures contracts	—	191,196	14,019	—
Receivables:
Investment securities sold	—	—	46,063	78,802
Capital shares	—	74,193	—	—
Dividends	2,475	707,429	245,382	2,197
Interest	—	29	4	—
Securities lending income	144	9,283	39	2
Foreign tax reclaim	1,456	52,569	—	—

Total assets	$3,943,875	$239,535,019	$21,941,708	$1,794,730

Liabilities
Payable upon return of securities loaned	55,855	8,505,313	76,899	—
Payables:
Investment securities purchased	—	214,867	104,630	85,707
Investment advisory fees	276	18,639	1,605	631
Variation margin on futures contracts	—	18,316	5,758	—

Total liabilities	56,131	8,757,135	188,892	86,338

Net Assets, at value	$3,887,744	$230,777,884	$21,752,816	$1,708,392

Net Assets Consist of
Paid-in capital	$4,847,856	$270,279,072	$24,982,043	$2,393,666
Distributable earnings (loss)	(960,112)	(39,501,188)	(3,229,227)	(685,274)

Net Assets, at value	$3,887,744	$230,777,884	$21,752,816	$1,708,392

Number of Common Shares outstanding	200,001	10,100,001	800,001	100,001

Net Asset Value	$19.44	$22.85	$27.19	$17.08

Investment in non-affiliated securities at cost	$4,450,748	$264,988,384	$22,644,017	$2,332,437

Investment in affiliated securities at cost	$17,879	$—	$—	$—

Value of securities loaned	$47,148	$11,148,133	$111,465	$43,451

Investment in DWS Government Money Market Series at cost	$187	$643,631	$56,879	$2,630

Investment in DWS Government & Agency Securities Portfolio at cost*	$55,855	$8,505,313	$76,899	$—

Non-cash collateral for securities on loan	$—	$3,910,553	$40,446	$44,933

Foreign currency at cost	$476	$481,272	$131,367	$3,763

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	36

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2020

	Xtrackers Eurozone Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF	Xtrackers MSCI Latin America Pacific Alliance ETF
Investment Income
Unaffiliated dividend income*	$71,648	$4,856,529	$605,961	$68,544
Income distributions from affiliated funds	28	4,723	459	7
Affiliated securities lending income	779	14,878	2,756	9
Unaffiliated securities lending income, net of borrower rebates	416	36,608	1,277	46

Total investment income	72,871	4,912,738	610,453	68,606

Expenses
Investment advisory fees	4,079	178,355	24,647	10,211
Other expenses	57	156	57	57

Total expenses	4,136	178,511	24,704	10,268

Less fees waived (see note 3):
Waiver	—	(30,921)	(22)	(1)

Net expenses	4,136	147,590	24,682	10,267

Net investment income (loss)	68,735	4,765,148	585,771	58,339

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(39,904)	(2,528,322)	(152,758)	(80,219)
Investments in affiliates	(597)	—	—	—
In-kind redemptions	90,418	(83,514)	(731,185)	—
In-kind redemptions in affiliates	666	—	—	—
Futures contracts	—	(90,276)	(7,336)	—
Foreign currency transactions	(155)	(40,878)	4,171	(576)

Net realized gain (loss)	50,428	(2,742,990)	(887,108)	(80,795)
Net change in unrealized appreciation (depreciation) on:
Investments**	(415,805)	(35,140,827)	1,978,505	(606,942)
Investments in affiliates	3,299	—	—	—
Futures contracts	—	115,965	59,206	—
Foreign currency translations	213	12,920	(1,129)	68

Net change in unrealized appreciation (depreciation)	(412,293)	(35,011,942)	2,036,582	(606,874)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(361,865)	(37,754,932)	1,149,474	(687,669)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(293,130)	$(32,989,784)	$1,735,245	$(629,330)

* Unaffiliated foreign tax withheld	$15,306	$582,432	$67,337	$6,831
** Net of change in deferred foreign taxes	$—	$(1,589)	$—	$—

See Notes to Financial Statements.	37

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Eurozone Equity ETF		Xtrackers International Real Estate ETF
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$68,735	$69,345	$4,765,148	$345,093
Net realized gain (loss)	50,428	(349,399)	(2,742,990)	261,023
Net change in net unrealized appreciation (depreciation)	(412,293)	(140,920)	(35,011,942)	(1,466,969)

Net increase (decrease) in net assets resulting from operations	(293,130)	(420,974)	(32,989,784)	(860,853)

Distributions to Shareholders	(78,087)	(71,498)	(5,184,811)	(73,382)

Fund Shares Transactions
Proceeds from shares sold	3,201,199	3,138,077	210,264,081	57,853,274
Value of shares redeemed	(1,051,853)	(2,896,381)	(1,160,117)	(1,445,829)

Net increase (decrease) in net assets resulting from fund share transactions	2,149,346	241,696	209,103,964	56,407,445

Total net increase (decrease) in Net Assets	1,778,129	(250,776)	170,929,369	55,473,210

Net Assets
Beginning of year	2,109,615	2,360,391	59,848,515	4,375,305

End of year	$3,887,744	$2,109,615	$230,777,884	$59,848,515

Changes in Shares Outstanding
Shares outstanding, beginning of year	100,001	100,001	2,150,001	150,001
Shares sold	150,000	150,000	8,000,000	2,050,000
Shares redeemed	(50,000)	(150,000)	(50,000)	(50,000)

Shares outstanding, end of year	200,001	100,001	10,100,001	2,150,001

See Notes to Financial Statements.	38

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Japan JPX-Nikkei 400 Equity ETF		Xtrackers MSCI Latin America Pacific Alliance ETF
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	For the Period October 30, 2018(1) to May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$585,771	$542,482	$58,339	$51,303
Net realized gain (loss)	(887,108)	(15,892,157)	(80,795)	264,039
Net change in net unrealized appreciation (depreciation)	2,036,582	(3,185,044)	(606,874)	(18,238)

Net increase (decrease) in net assets resulting from operations	1,735,245	(18,534,719)	(629,330)	297,104

Distributions to Shareholders	(744,817)	(378,111)	(156,653)	(21,262)

Fund Shares Transactions
Proceeds from shares sold	—	222,178,697	—	4,934,832
Value of shares redeemed	(8,954,339)	(301,398,584)	—	(2,716,299)

Net increase (decrease) in net assets resulting from fund share transactions	(8,954,339)	(79,219,887)	—	2,218,533

Total net increase (decrease) in Net Assets	(7,963,911)	(98,132,717)	(785,983)	2,494,375

Net Assets
Beginning of period	29,716,727	127,849,444	2,494,375	—

End of period	$21,752,816	$29,716,727	$1,708,392	$2,494,375

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,150,001	4,350,001	100,001	—
Shares sold	—	7,800,000	—	200,001
Shares redeemed	(350,000)	(11,000,000)	—	(100,000)

Shares outstanding, end of period	800,001	1,150,001	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	39

DBX ETF Trust

Financial Highlights

Xtrackers Eurozone Equity ETF Selected Per Share Data	Years Ended May 31,						Period Ended 5/31/2016(a)
	2020		2019		2018	2017
Net Asset Value, beginning of period	$21.10		$23.60		$23.94	$20.25	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.32		0.65		0.73	0.74	0.53
Net realized and unrealized gain (loss)	(1.37)		(2.52)		(0.68)	3.74	(4.99)

Total from investment operations	(1.05)		(1.87)		0.05	4.48	(4.46)

Less distributions from:
Net investment income	(0.61)		(0.63)		(0.39)	(0.79)	(0.29)

Total distributions	(0.61)		(0.63)		(0.39)	(0.79)	(0.29)

Net Asset Value, end of period	$19.44		$21.10		$23.60	$23.94	$20.25

Total Return (%)	(5.29)		(8.09	)(c)	0.22 (c)	23.01	(17.94)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4		2		2	2	2
Ratio of expenses before fee waiver (%)	0.09		0.10		0.27	0.45	0.45 *
Ratio of expenses after fee waiver (%)	0.09		0.09		0.26	0.45	0.45 *
Ratio of net investment income (loss) (%)	1.52		3.00		3.01	3.62	3.18 *
Portfolio turnover rate (%)(d)	9		14		93	20	20 **

Xtrackers International Real Estate ETF Selected Per Share Data	Years Ended May 31,
	2020		2019		2018	2017	2016
Net Asset Value, beginning of year	$27.84		$29.17		$26.22	$22.27	$27.90

Income (loss) from investment operations:
Net investment income (loss)(b)	0.84		1.14		0.68	0.56	0.63
Net realized and unrealized gain (loss)	(4.74)		(1.98)		3.01	3.89	(4.19)

Total from investment operations	(3.90)		(0.84)		3.69	4.45	(3.56)

Less distributions from:
Net investment income	(1.09)		(0.49)		(0.74)	(0.50)	(1.09)
Net realized gains	—		—		—	—	(0.98)

Total distributions	(1.09)		(0.49)		(0.74)	(0.50)	(2.07)

Net Asset Value, end of year	$22.85		$27.84		$29.17	$26.22	$22.27

Total Return (%)	(14.80	)(c)	(2.78	)(c)	14.20	20.34	(12.98)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	231		60		4	4	4
Ratio of expenses before fee waiver (%)	0.12		0.30		0.60	0.60	0.60
Ratio of expenses after fee waiver (%)	0.10		0.28		0.60	0.60	0.60
Ratio of net investment income (loss) (%)	3.21		4.25		2.40	2.34	2.64
Portfolio turnover rate (%)(d)	12		43		24	14	34

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	40

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Japan JPX-Nikkei 400 Equity ETF Selected Per Share Data	Years Ended May 31,						Period Ended 5/31/2016(a)
	2020	2019		2018		2017
Net Asset Value, beginning of period	$25.84	$29.39		$26.24		$23.19	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.58	0.28		0.40		0.35	0.28
Net realized and unrealized gain (loss)	1.47	(3.62)		3.30	(d)	3.04	(1.97)

Total from investment operations	2.05	(3.34)		3.70		3.39	(1.69)

Less distributions from:
Net investment income	(0.70)	(0.21)		(0.55)		(0.34)	(0.12)

Total distributions	(0.70)	(0.21)		(0.55)		(0.34)	(0.12)

Net Asset Value, end of period	$27.19	$25.84		$29.39		$26.24	$23.19

Total Return (%)	7.87 (e)	(11.35	)(e)(f)	14.21	(e)	14.75	(6.78	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	22	30		128		10	19
Ratio of expenses before fee waiver (%)	0.09	0.10		0.21		0.40	0.40	*
Ratio of expenses after fee waiver (%)	0.09	0.09		0.18		0.40	0.40	*
Ratio of net investment income (loss) (%)	2.14	1.00		1.39		1.46	1.31	*
Portfolio turnover rate (%)(g)	12	149		78		22	8	**

Xtrackers MSCI Latin America Pacific Alliance ETF Selected Per Share Data	Year Ended 5/31/2020		Period Ended 5/31/2019(b)
Net Asset Value, beginning of period	$24.94		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.58		0.38
Net realized and unrealized gain (loss)	(6.87)		(0.33	)(d)

Total from investment operations	(6.29)		0.05

Less distributions from:
Net investment income	(0.70)		(0.11)
Net realized gains	(0.87)		—

Total distributions	(1.57)		(0.11)

Net Asset Value, end of period	$17.08		$24.94

Total Return (%)	(27.01	)(e)	0.20	**(e)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2
Ratio of expenses before fee waiver (%)	0.45		0.45	*
Ratio of expenses after fee waiver (%)	0.45		0.45	*
Ratio of net investment income (loss) (%)	2.57		2.53	*
Portfolio turnover rate (%)(g)	18		44	**

(a)	For the period June 24, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period October 30, 2018 (commencement of operations) through May 31, 2019.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.22%.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	41

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2020, the Trust consists of thirty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Eurozone Equity ETF
Xtrackers International Real Estate ETF
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Xtrackers MSCI Latin America Pacific Alliance ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Eurozone Equity ETF offers shares that are listed and traded on the Cboe BZX Exchange (“Cboe”). Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Eurozone Equity ETF	NASDAQ Eurozone Large Mid Cap Index
Xtrackers International Real Estate ETF	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index
Xtrackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Net Total Return Index
Xtrackers MSCI Latin America Pacific Alliance ETF	MSCI Latin America Pacific Alliance Capped Index

The NASDAQ Eurozone Large Mid Cap Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union of the European Union. The NASDAQ Eurozone Large Mid Cap Index is rebalanced semi-annually in March and September.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is rebalanced quarterly.

The JPX-Nikkei Index 400 Net Total Return Index is designed to track the performance of equity securities of issuers that are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The JPX-Nikkei Index 400 Total Return Index is rebalanced annually.

The MSCI Latin America Pacific Alliance Capped Index is designed to provide exposure to equity securities of issuers from Latin American member states of the Pacific Alliance, as well as securities of countries that are headquartered and carry out the majority of operations in these countries. The MSCI Latin America Pacific Alliance Capped Index is rebalanced quarterly.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

42

DBX ETF Trust

Notes to Financial Statements (Continued)

Each Fund, except Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund, with the exception of Xtrackers International Real Estate ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt

43

DBX ETF Trust

Notes to Financial Statements (Continued)

securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF to pay out dividends from its net investment income semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2020, the Funds did not incur any interest or penalties.

As of May 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Eurozone Equity ETF	$39,663	$(391,239)	$(608,536)	$(960,112)
Xtrackers International Real Estate ETF	3,170,939	(920,150)	(41,751,977)	(39,501,188)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	223,133	(1,940,748)	(1,511,612)	(3,229,227)
Xtrackers MSCI Latin America Pacific Alliance ETF	22,832	(78,465)	(629,641)	(685,274)

44

DBX ETF Trust

Notes to Financial Statements (Continued)

The tax character of dividends and distributions declared for the years ended May 31, 2020 and May 31, 2019 were as follows:

Year Ended May 31, 2020
Ordinary Income*
Xtrackers Eurozone Equity ETF	$78,087
Xtrackers International Real Estate ETF	5,184,811
Xtrackers Japan JPX-Nikkei 400 Equity ETF	744,817
Xtrackers MSCI Latin America Pacific Alliance ETF	156,653

Period Ended May 31, 2019
Ordinary Income*
Xtrackers Eurozone Equity ETF	$71,498
Xtrackers International Real Estate ETF	73,382
Xtrackers Japan JPX-Nikkei 400 Equity ETF	378,111
Xtrackers MSCI Latin America Pacific Alliance ETF	21,262

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Eurozone Equity ETF	$108,073	$283,166	$391,239
Xtrackers International Real Estate ETF	783,108	137,042	920,150
Xtrackers Japan JPX-Nikkei 400 Equity ETF	1,587,277	353,471	1,940,748
Xtrackers MSCI Latin America Pacific Alliance ETF	17,447	61,018	78,465

For the fiscal year ended May 31, 2020, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), return of capital distributions received, non-deductible excise tax paid, distribution re-classes, redemptions-in-kind, and passive foreign investment companies (“PFICs”).

	Distributable earnings (loss)	Paid-In Capital
Xtrackers Eurozone Equity ETF	$(83,452)	$83,452
Xtrackers International Real Estate ETF	142,223	(142,223)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	754,700	(754,700)
Xtrackers MSCI Latin America Pacific Alliance ETF	422	(422)

As of May 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Eurozone Equity ETF	$4,547,918	$(608,597)	$231,441	$(840,038)
Xtrackers International Real Estate ETF	279,831,803	(41,764,724)	4,764,563	(46,529,287)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	23,053,365	(1,514,387)	2,035,819	(3,550,206)
Xtrackers MSCI Latin America Pacific Alliance ETF	2,339,596	(629,670)	29,331	(659,001)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions

45

DBX ETF Trust

Notes to Financial Statements (Continued)

in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Eurozone Equity ETF
Common Stocks	$55,855	$—	$—	$—	$55,855

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$55,855

Xtrackers International Real Estate ETF
Common Stocks	$8,505,313	$—	$—	$3,910,553	$12,415,866

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$12,415,866

46

DBX ETF Trust

Notes to Financial Statements (Continued)

Remaining Contractual Maturity of the Agreements, as of May 31, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total

Xtrackers Japan JPX-Nikkei 400 Equity ETF
Common Stocks	$76,899	$—	$—	$40,446	$117,345

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$117,345

Xtrackers MSCI Latin America Pacific Alliance ETF
Common Stocks	$—	$—	$227	$44,706	$44,933

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$44,933

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2020, Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2020 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers International Real Estate ETF

Equity contracts	Unrealized appreciation on futures contracts*	$112,865	Unrealized depreciation on futures contracts*	$—

Xtrackers Japan JPX-Nikkei 400 Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$35,666	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

47

DBX ETF Trust

Notes to Financial Statements (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers International Real Estate ETF	$(90,276)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	(7,336)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers International Real Estate ETF	$115,965
Xtrackers Japan JPX-Nikkei 400 Equity ETF	59,206

For the year ended May 31, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers International Real Estate ETF	$585,081
Xtrackers Japan JPX-Nikkei 400 Equity ETF	226,695

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Eurozone Equity ETF	0.09%
Xtrackers International Real Estate ETF	0.12%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.09%
Xtrackers MSCI Latin America Pacific Alliance ETF	0.45%

The Advisor for Xtrackers International Real Estate ETF has contractually agreed, until September 30, 2020, to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.10% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the year ended May 31, 2020, the Advisor waived $30,675 of the expenses of the Fund.

48

DBX ETF Trust

Notes to Financial Statements (Continued)

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended May 31, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers International Real Estate ETF	$246
Xtrackers Japan JPX-Nikkei 400 Equity ETF	22
Xtrackers MSCI Latin America Pacific Alliance ETF	1

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$388,156	$398,004
Xtrackers International Real Estate ETF	59,262,355	17,326,669
Xtrackers Japan JPX-Nikkei 400 Equity ETF	3,140,422	3,343,746
Xtrackers MSCI Latin America Pacific Alliance ETF	407,311	503,744

For the year ended May 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$3,200,126	$1,051,972
Xtrackers International Real Estate ETF	165,927,478	872,294
Xtrackers Japan JPX-Nikkei 400 Equity ETF	—	8,856,650

5. Fund Share Transactions

As of May 31, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

49

DBX ETF Trust

Notes to Financial Statements (Continued)

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2020, there was one affiliated shareholder account for the Fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI Latin America Pacific Alliance ETF	95%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Fund had no outstanding loans at May 31, 2020.

Pro-rata Share
Xtrackers International Real Estate ETF	$525,000

8. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on a Fund and its investments. A prolonged disruption may result in a Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

9. Fund Liquidation

On June 9, 2020, the Board of Trustees unanimously voted to close and liquidate Xtrackers Latin America Pacific Alliance ETF. After the close of business on June 26, 2020, creation orders were no longer accepted by the Fund and the final day of trading on the exchange was July 6, 2020. Proceeds of the liquidation were sent to shareholders on July 8, 2020.

10. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DBX Advisors LLC or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries (except for Harvest Global Management Limited which is partially owned by DWS Group), is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group.

50

DBX ETF Trust

Notes to Financial Statements (Continued)

Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory services to the Funds absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory services to the Funds and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Funds, and in accordance with the desire of the Board of the Funds, the DWS Service Providers continue to provide investment advisory services to the Funds. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Funds that they do not believe the Consent Order will have any material impact on the Funds or the ability of the DWS Service Providers to provide services for the Funds.

51

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF, Xtrackers MSCI Latin America Pacific Alliance ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF, and Xtrackers MSCI Latin America Pacific Alliance ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting the DBX ETF Trust) at May 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Eurozone Equity ETF	For the year ended May 31, 2020	For each of the two years in the period ended May 31, 2020	For each of the four years in the period ended May 31, 2020 and the period from August 19, 2015 (commencement of operations) through May 31, 2016
Xtrackers International Real Estate ETF	For the year ended May 31, 2020	For each of the two years in the period ended May 31, 2020	For each of the five years in the period ended May 31, 2020
Xtrackers Japan JPX-Nikkei 400 Equity ETF	For the year ended May 31, 2020	For each of the two years in the period ended May 31, 2020	For each of the four years in the period ended May 31, 2020 and the period from June 24, 2015 (commencement of operations) through May 31, 2016
Xtrackers MSCI Latin America Pacific Alliance ETF	For the year ended May 31, 2020	For the year ended May 31, 2020 and the period from October 30, 2018 (commencement of operations) through May 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

52

DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 27, 2020

53

DBX ETF Trust

Liquidity Risk Management (Unaudited)

All Funds

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on calculations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

Xtrackers Eurozone Equity ETF (EURZ) and Xtrackers MSCI Latin America Pacific Alliance ETF (PACA) only

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Xtrackers International Real Estate ETF (HAUZ) and Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN) only

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Japanese securities as illiquid due to an extended Japanese holiday market closure. The temporary reclassification of Japanese securities caused the Fund to exceed the 15% limit on illiquid investments for a two day period. Because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

54

DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	34	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	34	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	34	(Chairman of) Ilex Management Ltd; Old Westbury Funds

55

DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016-present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014–present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018–present) and the Advisor (2016–present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Diane Kenneally(6) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Director(3) in DWS; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(6) (1962) Secretary, 2020-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); Assistant Secretary of DBX ETF Trust (2019-2020); Assistant Secretary (July 14, 2006-December 31, 2010) and Secretary (January 31, 2006-July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

56

DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(6) (1962) Assistant Secretary, 2020-present	Managing Director(3) in DWS US Retail Legal; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017).
Paul Antosca(6) (1957) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(6) (1959) Assistant Treasurer, 2019-present	Director(3) in DWS.
Sheila Cadogan(6) (1966) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Michelle Goveia-Pine(5) (1970) Interim Anti-Money Laundering Compliance Officer, since July 9, 2020	Director(3) in DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); and Interim AML Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since July 10, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020).

(1)	The length of time served is represented by the year in which the Board Member joined the Board.

(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	Executive title, not a board directorship.

(4)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.

(5)	Address: 875 Third Avenue, New York, New York 10022.

(6)	Address: One International Place, Boston, Massachusetts 02110.

(7)	Address: BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place, Brooklyn, NY 11217.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

57

DBX ETF Trust

Board Approval of Investment Advisory Agreement with DBX Advisors LLC (Unaudited)

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 26-27, 2020 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF, and Xtrackers MSCI Latin America Pacific Alliance ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 26 and February 27, 2020. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer

58

DBX ETF Trust

Board Approval of Investment Advisory Agreement with DBX Advisors LLC (Unaudited) (Continued)

agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

59

DBX ETF Trust

Board Approval of Investment Advisory Agreement with DBX Advisors LLC (Unaudited) (Continued)

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

60

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended May 31, 2020.

Qualified Dividend Income*
Xtrackers Eurozone Equity ETF	80%
Xtrackers International Real Estate ETF	49%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	100%
Xtrackers MSCI Latin America Pacific Alliance ETF	46%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers Eurozone Equity ETF	$86,117	$10,969
Xtrackers International Real Estate ETF	5,403,340	440,548
Xtrackers Japan JPX-Nikkei 400 Equity ETF	673,317	58,524
Xtrackers MSCI Latin America Pacific Alliance ETF	75,076	6,829

61

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

62

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investments in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, present certain risks such as currency fluctuations, political and economical changes, and market risks. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Each Fund, except HUAZ and JPN, is currently non-diversified and can take larger positions in fewer issues, increasing each Fund’s potential risk. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. A fund that focuses its investments in Japan can be impacted by the events and developments in Japan, which can adversely affect performance. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

Nasdaq® and NASDAQ Eurozone Large Mid Cap Index are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by DBX Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is the intellectual property (including registered trademarks) of STOXX Limited, Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. Xtrackers International Real Estate ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the Index or its data.

The “JPX-Nikkei Index 400” is a copyrightable work calculated through such methodology as independently developed by Nikkei Inc. (hereinafter called “Nikkei”), and Tokyo Stock Exchange, Inc. (hereinafter called “TSE”) and Nikkei and TSE jointly own copyrights and any other intellectual property rights subsisting in the “JPX-Nikkei Index 400” itself and the methodology to calculate the “JPX-Nikkei Index 400.” The ownership of trademarks and any other intellectual property rights with respect to marks representing the “JPX-Nikkei Index 400 belong” to Nikkei, TSE and Japan Exchange Group, Inc. Nikkei and TSE have no obligation to publish the “JPX-Nikkei Index 400” continuously, and Nikkei and TSE shall not be liable for any errors, delays or suspension of the publication of the “JPXNikkei Index 400.” Nikkei and TSE shall have the right to make any changes in the “JPX-Nikkei Index 400” regarding the calculation methods, etc., and to discontinue the publication thereof.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related Funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Invesment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-38754-6 (7/20) DBX004445 (7/21)

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $476,065 for 2020 and $553,664 for 2019.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019. These services consisted of security counts related to Rule 17f-2 under the Investment Company Act of 1940.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $288,970 for 2020 and $304,417 for 2019.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2020 and $0 for 2019.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2019.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	August 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	August 6, 2020

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date	August 6, 2020